UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1.	Reports to Stockholders.

March 31, 2016

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

➤ Large Cap Fund

➤ Large Cap Value Fund

➤ Large Cap Growth Fund

➤ Tax-Managed Large Cap Fund

➤ S&P 500 Index Fund

➤ Small Cap Fund

➤ Small Cap Value Fund

➤ Small Cap Growth Fund

➤ Tax-Managed Small/Mid Cap Fund

➤ Mid-Cap Fund

➤ U.S. Managed Volatility Fund

➤ Global Managed Volatility Fund

➤ Tax-Managed Managed Volatility Fund

➤ Real Estate Fund

➤ Enhanced Income Fund

➤ Core Fixed Income Fund

➤ U.S. Fixed Income Fund

➤ High Yield Bond Fund

➤ Real Return Fund

➤ Dynamic Asset Allocation Fund

➤ Multi-Strategy Alternative Fund

➤ Multi-Asset Accumulation Fund

➤ Multi-Asset Income Fund

➤ Multi-Asset Inflation Managed Fund

➤ Multi-Asset Capital Stability Fund

➤ Long/Short Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 97.7%

Consumer Discretionary — 14.9%
Amazon.com, Cl A* (A)	1.3%	51,482	$30,562
General Motors	1.6	1,179,439	37,070
L Brands (A)	0.6	164,532	14,447
Liberty Interactive QVC Group, Cl A*	0.8	736,769	18,603
Macy’s (A)	1.1	601,574	26,523
TripAdvisor*	0.8	277,564	18,458
Viacom, Cl B	0.6	352,781	14,563
Other Securities	8.1		191,136

			351,362

Consumer Staples — 6.6%
Kimberly-Clark	0.7	130,074	17,496
Tyson Foods, Cl A (A)	0.6	209,918	13,993
Wal-Mart Stores	0.7	232,542	15,927
Other Securities	4.6		107,567

			154,983

Energy — 6.5%
Chevron	0.8	204,480	19,508
Devon Energy (A)	0.9	730,444	20,043
Other Securities	4.8		115,005

			154,556

Financials — 16.6%
Aflac	0.7	243,578	15,380
Bank of America	1.5	2,600,438	35,158
Berkshire Hathaway, Cl B*	1.2	195,174	27,691
Citigroup (A)	1.2	668,025	27,890
Crown Castle International (A)	1.3	338,894	29,314
Equinix (A) ‡	0.8	54,336	17,970
Intercontinental Exchange (A)	0.6	57,356	13,487
JPMorgan Chase (A)	1.6	638,068	37,786
MetLife	1.4	741,989	32,603

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Travelers (A)	0.7%	156,227	$18,233
Other Securities	5.6		134,673

			390,185

Health Care — 14.1%
Allergan*	1.0	90,186	24,172
Biogen*	1.1	103,244	26,876
Celgene, Cl A* (A)	0.9	210,127	21,032
Gilead Sciences (A)	0.7	170,222	15,637
Johnson & Johnson (A)	1.0	214,607	23,220
Merck	0.7	303,005	16,032
UnitedHealth Group (A)	1.0	173,506	22,365
Other Securities	7.7		182,790

			332,124

Industrials — 7.1%
Delta Air Lines, Cl A	1.2	600,539	29,234
Eaton (A)	0.8	283,376	17,728
Other Securities	5.1		121,781

			168,743

Information Technology — 24.1%
Alphabet, Cl A*	2.3	69,603	53,100
Alphabet, Cl C* (A)	0.5	14,792	11,019
Apple	1.3	288,743	31,470
Cisco Systems	0.8	695,950	19,814
eBay*	0.8	760,852	18,154
Electronic Arts* (A)	0.9	308,628	20,403
Facebook, Cl A*	1.8	376,688	42,980
Hewlett Packard Enterprise	0.9	1,144,969	20,300
Intel (A)	0.6	415,569	13,444
Intuit (A)	0.8	171,815	17,871
MasterCard, Cl A (A)	0.7	174,423	16,483
Micron Technology* (A)	0.7	1,663,782	17,420
Microsoft (A)	2.0	837,668	46,264
PayPal Holdings*	0.7	394,709	15,236
Qualcomm (A)	1.5	709,180	36,267
Visa, Cl A (A)	1.9	585,914	44,811
Other Securities	5.9		141,932

			566,968

Materials — 3.6%
Other Securities	3.6		84,778

			84,778

Telecommunication Services — 1.3%
Verizon Communications (A)	1.1	463,293	25,055
Other Securities	0.2		4,765

			29,820

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.9%
American Electric Power (A)	0.7%	229,420	$15,234
Exelon (A)	0.8	518,548	18,595
Public Service Enterprise Group (A)	0.9	431,754	20,353
Other Securities	0.5		13,334

			67,516

Total Common Stock (Cost $2,039,397) ($ Thousands)			2,301,035

AFFILIATED PARTNERSHIP — 15.8%
SEI Liquidity Fund, L.P. 0.380%**† (B)	15.8	370,911,053	370,911

Total Affiliated Partnership (Cost $370,911) ($ Thousands)			370,911

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	2.4	57,057,707	57,058

Total Cash Equivalent (Cost $57,058) ($ Thousands)			57,058

Total Investments — 115.9% (Cost $2,467,366) ($ Thousands)			$2,729,004

Percentages are based on a Net Assets of $2,354,740 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $362,892 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $370,911 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,301,035	$—	$—	$2,301,035
Affiliated Partnership	—	370,911	—	370,911
Cash Equivalent	57,058	—	—	57,058

Total Investments in Securities	$2,358,093	$370,911	$—	$2,729,004

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 98.1%

Consumer Discretionary — 10.5%
General Motors	2.2%	903,866	$28,408
Goodyear Tire & Rubber	0.9	357,518	11,791
Macy’s	1.4	412,637	18,193
Omnicom Group	0.7	116,967	9,735
Viacom, Cl B	0.7	217,141	8,964
Other Securities	4.6		62,019

			139,110

Consumer Staples — 6.2%
CVS Health	0.9	111,992	11,617
Philip Morris International	1.5	198,422	19,467
Tyson Foods, Cl A	0.8	162,794	10,852
Other Securities	3.0		39,405

			81,341

Energy — 11.5%
BP ADR	0.7	286,037	8,633
Chevron	1.6	215,393	20,548
Devon Energy	1.2	560,853	15,390
Exxon Mobil	1.0	150,637	12,592
Occidental Petroleum	0.9	179,175	12,261
Phillips 66	0.7	101,585	8,796
Valero Energy	0.7	157,522	10,103
Other Securities	4.7		63,035

			151,358

Financials — 23.7%
Aflac	0.8	173,489	10,954
Bank of America	2.5	2,398,567	32,429
Berkshire Hathaway, Cl B*	0.7	60,939	8,646
Citigroup	1.7	530,572	22,151
JPMorgan Chase	2.6	587,316	34,781
Marsh & McLennan	0.7	153,364	9,323
MetLife	2.1	637,357	28,005

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PNC Financial Services Group	0.9%	138,980	$11,754
State Street	0.8	172,944	10,121
SunTrust Banks	0.7	240,477	8,676
Voya Financial	1.1	516,540	15,378
Other Securities	9.1		120,936

			313,154

Health Care — 14.0%
Amgen, Cl A	0.9	80,038	12,000
Baxter International	0.7	239,274	9,829
Gilead Sciences	0.7	97,868	8,990
Johnson & Johnson	2.3	276,053	29,869
Merck	0.9	216,717	11,467
Pfizer	1.1	506,483	15,012
UnitedHealth Group	0.8	80,100	10,325
Other Securities	6.6		87,059

			184,551

Industrials — 9.7%
Eaton	1.3	273,559	17,114
Illinois Tool Works	0.7	87,772	8,991
Northrop Grumman	0.9	58,445	11,566
Other Securities	6.8		90,587

			128,258

Information Technology — 11.8%
Automatic Data Processing	0.7	103,513	9,286
Cisco Systems	0.8	379,990	10,818
Hewlett Packard Enterprise	1.3	952,627	16,890
Intel	1.1	435,126	14,076
Micron Technology*	1.0	1,265,472	13,250
Qualcomm	0.8	216,522	11,073
Other Securities	6.1		80,255

			155,648

Materials — 4.5%
Eastman Chemical	0.8	145,224	10,490
International Paper	0.9	274,222	11,254
Reliance Steel & Aluminum	0.8	143,990	9,963
Other Securities	2.0		27,538

			59,245

Telecommunication Services — 1.7%
Verizon Communications	0.8	202,425	10,947
Other Securities	0.9		12,341

			23,288

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 4.5%
American Electric Power	0.8%	149,051	$9,897
Entergy	0.8	127,953	10,144
Exelon	1.2	432,734	15,518
Public Service Enterprise Group	1.0	266,037	12,541
Other Securities	0.7		11,813

			59,913

Total Common Stock (Cost $1,183,707) ($ Thousands)			1,295,866

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P. 0.380%**† (B)	2.7	35,134,666	35,135

Total Affiliated Partnership (Cost $35,135) ($ Thousands)			35,135

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	1.6	21,746,751	21,747

Total Cash Equivalent (Cost $21,747) ($ Thousands)			21,747

Total Investments — 102.4% (Cost $1,240,589) ($ Thousands)			$1,352,748

Percentages are based on a Net Assets of $1,321,577 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $34,335 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $35,135 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,295,866	$—	$—	$1,295,866
Affiliated Partnership	—	35,135	—	35,135
Cash Equivalent	21,747	—	—	21,747

Total Investments in Securities	$1,317,613	$35,135	$—	$1,352,748

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 97.1%‡

Consumer Discretionary — 17.8%
Amazon.com, Cl A*	2.9%	69,147	$41,048
Chipotle Mexican Grill, Cl A*	0.8	25,497	12,008
Discovery Communications, Cl C*	0.8	417,503	11,273
Domino’s Pizza	0.7	75,934	10,013
Home Depot	0.8	86,782	11,579
L Brands	1.3	218,013	19,144
Liberty Global, Cl A*	1.4	513,461	19,768
Liberty Global, Cl C*	0.5	180,000	6,761
Liberty Interactive QVC Group, Cl A*	1.7	947,364	23,921
NetFlix*	1.3	179,914	18,393
Nike, Cl B	1.3	300,398	18,465
TripAdvisor*	2.1	444,843	29,582
Other Securities	2.2		30,843

			252,798

Consumer Staples — 7.4%
Anheuser-Busch InBev ADR	1.5	174,765	21,786
Constellation Brands, Cl A	1.4	134,310	20,293
Costco Wholesale	1.0	87,110	13,727
Walgreens Boots Alliance	1.8	307,205	25,879
Other Securities	1.7		23,958

			105,643

Energy — 0.8%
Other Securities	0.8		11,855

Financials — 8.0%
Berkshire Hathaway, Cl B*	1.7	174,800	24,801
Crown Castle International	2.7	441,497	38,190
Equinix	1.1	47,746	15,790
Intercontinental Exchange	1.3	75,718	17,804
Other Securities	1.2		17,430

			114,015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 15.6%
Allergan*	2.4%	129,385	$34,679
Biogen*	2.3	126,685	32,979
Celgene, Cl A*	2.5	350,829	35,114
DENTSPLY SIRONA	1.1	259,380	15,986
Illumina*	1.2	101,977	16,532
Novo Nordisk ADR	0.9	225,773	12,235
UnitedHealth Group	1.8	196,531	25,333
Vertex Pharmaceuticals*	0.8	141,116	11,217
Other Securities	2.6		38,341

			222,416

Industrials — 5.8%
Delta Air Lines, Cl A	1.2	342,789	16,687
Nielsen Holdings	1.1	287,927	15,162
TransDigm Group*	0.8	51,099	11,259
Other Securities	2.7		39,023

			82,131

Information Technology — 38.5%
Activision Blizzard	1.0	431,547	14,604
Alphabet, Cl A*	5.4	100,282	76,505
Alphabet, Cl C*	1.5	27,752	20,674
Apple	2.9	381,873	41,620
eBay*	1.4	828,009	19,757
Electronic Arts*	1.8	386,219	25,533
Facebook, Cl A*	4.4	542,718	61,924
FleetCor Technologies*	1.0	92,173	13,711
Intuit	1.4	187,320	19,483
MasterCard, Cl A	2.0	293,441	27,730
Microsoft	3.9	992,270	54,803
PayPal Holdings*	1.5	569,955	22,000
Qualcomm	2.0	554,234	28,343
salesforce.com*	1.1	201,841	14,902
Tencent Holdings ADR	0.9	631,613	12,910
Visa, Cl A	4.6	871,242	66,633
Other Securities	1.7		25,149

			546,281

Materials — 2.4%
Ecolab	0.8	107,274	11,963
Sherwin-Williams, Cl A	1.5	73,707	20,982
Other Securities	0.1		1,942

			34,887

Telecommunication Services — 0.8%
SBA Communications, Cl A*	0.8	120,038	12,024

Total Common Stock (Cost $1,139,926) ($ Thousands)			1,382,050

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P. 0.380%**† (B)	0.2%	2,602,430	$2,602

Total Affiliated Partnership (Cost $2,602) ($ Thousands)			2,602

U.S. TREASURY OBLIGATION (C) — 0.1%
Other Securities	0.1		1,548

Total U.S. Treasury Obligation (Cost $1,548) ($ Thousands)			1,548

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	2.9	41,573,849	41,574

Total Cash Equivalent (Cost $41,574) ($ Thousands)			41,574

Total Investments — 100.3% (Cost $1,185,650) ($ Thousands)			$1,427,774

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	5	Jun-2016	$26
S&P 500 Index E-MINI	105	Jun-2016	378

			$404

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,423,845 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $2,534 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $2,602 ($ Thousands).

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,382,050	$—	$—	$1,382,050
Affiliated Partnership	—	2,602	—	2,602
U.S. Treasury Obligation	—	1,548	—	1,548
Cash Equivalent	41,574	—	—	41,574

Total Investments in Securities	$1,423,624	$4,150	$—	$1,427,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$404	$—	$—	$404

Total Other Financial Instruments	$404	$—	$—	$404

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.5%

Consumer Discretionary — 13.7%
Amazon.com, Cl A*	1.1%	61,489	$36,502
General Motors	1.2	1,291,657	40,597
Liberty Interactive QVC Group, Cl A*	0.5	735,153	18,563
Macy’s	0.9	706,704	31,159
Michael Kors Holdings*	0.5	299,879	17,081
Nike, Cl B	0.6	329,743	20,269
Other Securities	8.9		307,125

			471,296

Consumer Staples — 7.9%
Costco Wholesale	0.6	122,223	19,260
CVS Health	0.6	213,234	22,119
Kroger	0.6	530,992	20,311
Tyson Foods, Cl A	0.7	359,376	23,956
Walgreens Boots Alliance	0.7	289,947	24,425
Wal-Mart Stores	0.6	289,361	19,818
Other Securities	4.1		141,608

			271,497

Energy — 6.7%
Chevron	0.9	317,807	30,319
Devon Energy	0.7	891,623	24,466
Other Securities	5.1		176,976

			231,761

Financials — 16.1%
American International Group	0.5	328,925	17,778
Bank of America	1.2	3,156,796	42,680
Berkshire Hathaway, Cl B*	0.7	163,865	23,249
Citigroup	0.5	439,797	18,362
Crown Castle International	0.8	321,932	27,847
JPMorgan Chase	1.2	685,613	40,602

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Voya Financial	0.5%	599,790	$17,856
Wells Fargo	0.6	427,725	20,685
Other Securities	10.1		346,501

			555,560

Health Care — 12.7%
Allergan*	0.7	84,692	22,700
Amgen, Cl A	0.5	120,417	18,054
Biogen*	0.9	120,318	31,321
Celgene, Cl A*	1.0	328,637	32,893
Johnson & Johnson	0.7	224,386	24,279
Merck	0.5	334,290	17,687
Pfizer	0.6	706,138	20,930
Teva Pharmaceutical Industries ADR	0.5	330,225	17,670
UnitedHealth Group	0.5	136,249	17,563
Other Securities	6.8		233,197

			436,294

Industrials — 8.7%
Delta Air Lines, Cl A	0.9	610,995	29,743
Eaton	0.6	349,947	21,893
Northrop Grumman	0.6	106,021	20,981
Other Securities	6.6		225,700

			298,317

Information Technology — 23.0%
Alphabet, Cl A*	1.7	76,643	58,471
Alphabet, Cl C*	0.8	36,437	27,144
Apple	1.4	449,528	48,994
Electronic Arts*	0.7	350,191	23,151
Facebook, Cl A*	1.5	443,504	50,604
Hewlett Packard Enterprise	0.7	1,296,452	22,986
Intel	0.5	570,596	18,459
MasterCard, Cl A	1.1	394,592	37,289
Micron Technology*	0.7	2,356,112	24,669
Microsoft	1.4	888,941	49,096
PayPal Holdings*	0.6	500,552	19,321
Qualcomm	1.3	869,641	44,474
Visa, Cl A	1.2	556,476	42,559
Other Securities	9.4		323,643

			790,860

Materials — 3.6%
International Paper	0.5	444,488	18,242
Other Securities	3.1		107,632

			125,874

Telecommunication Services — 1.5%
Verizon Communications	0.8	483,896	26,169
Other Securities	0.7		24,169

			50,338

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.6%
Exelon	0.7%	634,163	$22,741
Other Securities	1.9		65,508

			88,249

Total Common Stock (Cost $2,252,051) ($ Thousands)			3,320,046

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0		115

Total Rights (Cost $—) ($ Thousands)			115

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P. 0.380%**† (B)	0.8	26,646,489	26,646

Total Affiliated Partnership (Cost $26,646) ($ Thousands)			26,646

U.S. TREASURY OBLIGATION (C) — 0.1%
Other Securities	0.1		3,086

Total U.S. Treasury Obligation (Cost $3,085) ($ Thousands)			3,086

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	3.3	112,590,601	112,591

Total Cash Equivalent (Cost $112,591) ($ Thousands)			112,591

Total Investments — 100.7% (Cost $2,394,373) ($ Thousands)			$3,462,484

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	36	Jun-2016	$15
S&P Mid Cap 400 Index E-MINI	2	Jun-2016	5

			$20

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,438,518 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan as of March 31, 2016 was $26,271 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $26,646 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,320,046	$—	$—	$3,320,046
Rights	—	—	115	115
Affiliated Partnership	—	26,646	—	26,646
U.S. Treasury Obligation	—	3,086	—	3,086
Cash Equivalent	112,591	—	—	112,591

Total Investments in Securities	$3,432,637	$29,732	$115	$3,462,484

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$20	$—	$—	$20

Total Other Financial Instruments	$20	$—	$—	$20

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 98.3%

Consumer Discretionary — 12.7%
Amazon.com, Cl A*	1.3%	13,904	$8,254
Comcast, Cl A	0.8	87,348	5,335
Home Depot	0.9	45,309	6,046
McDonald’s	0.6	32,383	4,070
Nike, Cl B	0.5	48,294	2,969
Starbucks	0.5	53,134	3,172
Walt Disney	0.8	54,444	5,407
Other Securities	7.3		48,021

			83,274

Consumer Staples — 10.2%
Altria Group	0.7	70,173	4,397
Coca-Cola	1.0	140,049	6,497
CVS Health	0.6	39,652	4,113
PepsiCo	0.8	52,107	5,340
Philip Morris International	0.8	55,387	5,434
Procter & Gamble	1.2	95,431	7,855
Wal-Mart Stores	0.6	56,161	3,846
Other Securities	4.5		29,621

			67,103

Energy — 6.6%
Chevron	1.0	67,700	6,459
Exxon Mobil	1.9	148,946	12,450
Schlumberger, Cl A	0.5	45,160	3,331
Other Securities	3.2		21,283

			43,523

Financials — 15.4%
Bank of America	0.8	372,545	5,037
Berkshire Hathaway, Cl B*	1.5	67,369	9,558
Citigroup	0.7	106,551	4,449
JPMorgan Chase	1.2	131,700	7,799
Wells Fargo	1.2	166,315	8,043
Other Securities	10.0		66,188

			101,074

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 14.0%
AbbVie	0.5%	58,468	$3,340
Allergan*	0.6	14,153	3,793
Amgen, Cl A	0.6	26,964	4,043
Bristol-Myers Squibb	0.6	59,692	3,813
Gilead Sciences	0.7	48,866	4,489
Johnson & Johnson	1.6	99,012	10,713
Medtronic	0.6	50,272	3,770
Merck	0.8	99,974	5,290
Pfizer	1.0	217,456	6,445
UnitedHealth Group	0.7	34,060	4,390
Other Securities	6.3		42,060

			92,146

Industrials — 10.0%
3M	0.6	21,991	3,665
Boeing	0.4	22,541	2,861
General Electric	1.6	335,509	10,666
Honeywell International	0.5	27,568	3,089
Other Securities	6.9		45,321

			65,602

Information Technology — 20.5%
Alphabet, Cl C*	1.2	10,695	7,967
Alphabet, Cl A*	1.2	10,567	8,061
Apple	3.3	199,382	21,731
Cisco Systems	0.8	181,561	5,169
Facebook, Cl A*	1.4	82,522	9,416
Intel	0.8	168,863	5,463
International Business Machines	0.7	31,946	4,838
MasterCard, Cl A	0.5	35,413	3,347
Microsoft	2.4	284,389	15,707
Oracle, Cl B	0.7	113,323	4,636
Visa, Cl A	0.8	69,618	5,324
Other Securities	6.7		43,081

			134,740

Materials — 2.8%
Other Securities	2.8		18,237

Telecommunication Services — 2.7%
AT&T	1.3	221,159	8,663
Verizon Communications	1.2	146,496	7,922
Other Securities	0.2		1,402

			17,987

Utilities — 3.4%
Other Securities	3.4		22,120

Total Common Stock (Cost $343,774) ($ Thousands)			645,806

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P. 0.380% ** † (B)	0.3%	2,211,733	$2,212

Total Affiliated Partnership (Cost $2,212) ($ Thousands)			2,212

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		549

Total U.S. Treasury Obligations (Cost $549) ($ Thousands)			549

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300% ** †	1.6	10,204,884	10,205

Total Cash Equivalent (Cost $10,205) ($ Thousands)			10,205

Total Investments — 100.3% (Cost $356,740) ($ Thousands)			$658,772

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	112	Jun-2016	$246

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $656,628 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $2,176 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $2,212 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$645,806	$—	$—	$645,806
Affiliated Partnership	—	2,212	—	2,212
U.S. Treasury Obligations	—	549	—	549
Cash Equivalent	10,205	—	—	10,205

Total Investments in Securities	$656,011	$2,761	$—	$658,772

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$246	$—	$—	$246

Total Other Financial Instruments	$246	$—	$—	$246

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 93.9%

Consumer Discretionary — 13.1%
Carmike Cinemas* (A)	0.7%	129,596	$3,893
Fiesta Restaurant Group*	0.5	89,434	2,932
MDC Partners, Cl A	1.4	326,972	7,717
Pool	0.6	37,509	3,291
Steven Madden*	0.6	83,077	3,077
Other Securities	9.3		51,722

			72,632

Consumer Staples — 2.4%
Other Securities	2.4		13,577

Energy — 4.3%
Carrizo Oil & Gas* (A)	0.4	78,469	2,426
Other Securities	3.9		21,393

			23,819

Financials — 20.8%
Argo Group International Holdings	0.5	48,347	2,775
CNO Financial Group (A)	0.7	229,718	4,116
Geo Group	0.6	99,346	3,444
Green Dot, Cl A* (A)	0.8	183,390	4,212
Hanover Insurance Group, Cl A	0.7	42,553	3,839
Healthcare Trust of America, Cl A	0.5	95,165	2,800
Investors Bancorp	0.6	260,028	3,027
OFG Bancorp (A)	0.6	455,855	3,186
Western Alliance Bancorp*	0.7	107,348	3,583
Wintrust Financial	0.6	79,383	3,520
Other Securities	14.5		80,899

			115,401

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.3%
ABIOMED*	0.6%	33,018	$3,130
Amsurg*	0.5	34,059	2,541
Analogic (A)	0.5	33,122	2,617
Capital Senior Living*	0.4	133,351	2,470
Cynosure, Cl A*	0.7	92,330	4,073
Globus Medical, Cl A* (A)	0.6	137,626	3,269
Integra LifeSciences Holdings*	1.1	90,260	6,080
Ligand Pharmaceuticals* (A)	0.6	30,487	3,265
Molina Healthcare* (A)	0.7	61,170	3,945
Prestige Brands Holdings, Cl A*	0.7	76,314	4,074
Other Securities	6.9		38,509

			73,973

Industrials — 15.1%
ACCO Brands*	0.5	289,015	2,595
Apogee Enterprises	0.6	78,837	3,460
Huron Consulting Group*	0.5	43,691	2,542
ICF International, Cl A*	0.4	71,884	2,471
On Assignment*	0.6	85,377	3,152
Steelcase, Cl A	0.5	181,402	2,707
Triumph Group (A)	0.5	95,895	3,019
WageWorks*	0.6	66,104	3,346
Wesco Aircraft Holdings* (A)	0.6	246,500	3,547
Other Securities	10.3		57,105

			83,944

Information Technology — 18.6%
CalAmp*	0.7	213,875	3,835
Callidus Software*	0.4	146,906	2,450
Cornerstone OnDemand* (A)	0.5	90,944	2,980
MAXIMUS	0.7	69,081	3,636
Microsemi*	0.4	64,321	2,464
Monolithic Power Systems	0.5	46,043	2,930
OSI Systems* (A)	0.6	48,129	3,152
Perficient*	0.5	122,234	2,655
Proofpoint*	0.7	67,073	3,607
Take-Two Interactive Software, Cl A*	0.7	107,046	4,033
Other Securities	12.9		71,730

			103,472

Materials — 3.0%
Berry Plastics Group*	0.7	106,796	3,861
Other Securities	2.3		12,598

			16,459

Telecommunication Services — 0.4%
Other Securities	0.4		2,416

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.9%
Laclede Group	0.6%	48,138	$3,262
PNM Resources	0.7	120,533	4,064
Portland General Electric (A)	0.7	91,307	3,606
Other Securities	0.9		5,354

			16,286

Total Common Stock (Cost $499,572) ($ Thousands)			521,979

EXCHANGE TRADED FUND — 0.4%
Other Securities	0.4		2,284

Total Exchange Traded Fund (Cost $2,210) ($ Thousands)			2,284

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 12.0%
SEI Liquidity Fund, L.P. 0.380% ** † (B)	12.0	66,530,189	66,530

Total Affiliated Partnership (Cost $66,530) ($ Thousands)			66,530

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		1,198

Total U.S. Treasury Obligation (Cost $1,198) ($ Thousands)			1,198

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	5.3	29,293,875	29,294

Total Cash Equivalent (Cost $29,294) ($ Thousands)			29,294

Total Investments — 111.8% (Cost $598,804) ($ Thousands)			$621,285

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	124	Jun-2016	$644

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $555,856 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $65,235 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $66,530 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$521,979	$—	$—	$521,979
Exchange Traded Fund	2,284	—	—	2,284
Rights	—	—	—	—
Affiliated Partnership	—	66,530	—	66,530
U.S. Treasury Obligation	—	1,198	—	1,198
Cash Equivalent	29,294	—	—	29,294

Total Investments in Securities	$553,557	$67,728	$—	$621,285

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$644	$—	$—	$644

Total Other Financial Instruments	$644	$—	$—	$644

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.5%

Consumer Discretionary — 9.9%
Abercrombie & Fitch, Cl A (A)	0.6%	65,966	$2,080
Carmike Cinemas*	0.4	54,232	1,629
Libbey	0.5	101,216	1,883
MDC Partners, Cl A	1.2	188,921	4,459
Other Securities	7.2		27,291

			37,342

Consumer Staples — 3.4%
Sanderson Farms (A)	0.5	20,031	1,807
Other Securities	2.9		10,990

			12,797

Energy — 5.4%
PBF Energy, Cl A	0.7	76,803	2,550
World Fuel Services	0.4	33,584	1,631
Other Securities	4.3		16,194

			20,375

Financials — 34.6%
Cedar Realty Trust	0.5	238,567	1,725
Central Pacific Financial	0.6	100,049	2,178
CNO Financial Group (A)	1.0	218,853	3,922
Colony Starwood Homes (A)	0.7	113,334	2,805
Columbia Banking System (A)	0.6	73,712	2,206
Employers Holdings	0.5	73,159	2,059
EPR Properties, Cl A (A)	0.8	45,058	3,002
Equity Commonwealth*	0.5	71,225	2,010
First Commonwealth Financial (A)	0.4	182,254	1,615
Fulton Financial (A)	0.6	167,050	2,235
GEO Group	0.8	88,800	3,079
Green Dot, Cl A* (A)	0.8	133,571	3,068
Hanover Insurance Group, Cl A	0.9	39,262	3,542
Hersha Hospitality Trust, Cl A (A)	0.5	87,074	1,858

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Investors Bancorp	0.6%	196,931	$2,292
Kemper, Cl A (A)	0.4	54,900	1,623
Maiden Holdings (A)	0.7	188,437	2,438
Northfield Bancorp (A)	0.6	125,367	2,061
OFG Bancorp (A)	0.8	409,011	2,859
Popular	0.5	62,900	1,800
State Bank Financial (A)	0.5	85,600	1,691
Western Alliance Bancorp*	0.4	48,055	1,604
Other Securities	20.9		79,240

			130,912

Health Care — 6.3%
Accuray*	0.5	300,721	1,738
Analogic (A)	0.4	21,153	1,671
Integra LifeSciences Holdings* (A)	0.6	34,638	2,333
Ligand Pharmaceuticals* (A)	0.9	30,092	3,223
Other Securities	3.9		15,020

			23,985

Industrials — 15.3%
ACCO Brands*	0.7	285,859	2,567
Atlas Air Worldwide Holdings*	0.5	48,212	2,038
BWX Technologies, Cl W	0.5	56,627	1,900
Great Lakes Dredge & Dock* (A)	0.6	488,300	2,178
ICF International, Cl A*	0.6	61,253	2,105
Triumph Group (A)	0.7	86,901	2,736
Tutor Perini* (A)	0.5	112,087	1,742
Wesco Aircraft Holdings* (A)	0.7	170,106	2,448
Other Securities	10.5		40,272

			57,986

Information Technology — 13.0%
Convergys	0.7	98,690	2,741
Exar* (A)	0.5	304,100	1,749
OSI Systems* (A)	0.6	35,715	2,339
Take-Two Interactive Software, Cl A*	0.5	47,676	1,796
Other Securities	10.7		40,534

			49,159

Materials — 3.8%
Cabot	0.5	42,128	2,036
Other Securities	3.3		12,156

			14,192

Telecommunication Services — 0.6%
Other Securities	0.6		2,405

Utilities — 4.2%
Laclede Group (A)	0.5	27,070	1,834
PNM Resources	0.9	95,237	3,211

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Portland General Electric	1.0%	92,696	$3,661
Other Securities	1.8		7,194

			15,900

Total Common Stock (Cost $332,295) ($ Thousands)			365,053

EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Value ETF	0.5	21	1,999

Total Exchange Traded Fund (Cost $1,934) ($ Thousands)			1,999

AFFILIATED PARTNERSHIP — 38.4%
SEI Liquidity Fund, L.P. 0.380% **† (B)	38.4	145,351,315	145,351

Total Affiliated Partnership (Cost $145,351) ($ Thousands)			145,351

U.S. TREASURY OBLIGATION — 0.1%
Other Securities	0.1		375

Total U.S. Treasury Obligation (Cost $375) ($ Thousands)			375

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	3.1	11,812,024	11,812

Total Cash Equivalent (Cost $11,812) ($ Thousands)			11,812

Total Investments — 138.6% (Cost $491,767) ($ Thousands)			$524,590

Percentages are based on a Net Assets of $378,407 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $142,235 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $145,351 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$365,053	$—	$—	$365,053
Exchange Traded Fund	1,999	—	—	1,999
Affiliated Partnership	—	145,351	—	145,351
U.S. Treasury Obligation	—	375	—	375
Cash Equivalent	11,812	—	—	11,812

Total Investments in Securities	$378,864	$145,726	$—	$524,590

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 96.5%

Consumer Discretionary — 18.9%
2U* (A)	0.5%	71,987	$1,627
Bright Horizons Family Solutions*	1.1	52,353	3,391
Core-Mark Holding, Cl A (A)	0.8	30,448	2,483
Dave & Buster’s Entertainment*	0.6	42,759	1,658
Diamond Resorts
International* (A)	0.6	67,943	1,651
Five Below* (A)	0.7	48,857	2,020
Helen of Troy*	0.6	16,836	1,746
Lithia Motors, Cl A	0.5	17,080	1,491
MDC Partners, Cl A	0.9	119,379	2,817
Monro Muffler	0.5	22,480	1,607
Motorcar Parts of America*	0.5	39,845	1,513
National CineMedia	1.0	187,083	2,846
Nautilus*	0.5	76,901	1,486
Other Securities	10.1		30,474

			56,810

Consumer Staples — 2.4%
Spectrum Brands Holdings	0.8	21,998	2,404
Other Securities	1.6		4,725

			7,129

Energy — 1.8%
Other Securities	1.8		5,495

Financials — 6.4%
National General Holdings (A)	0.7	91,017	1,965
National Storage Affiliates Trust (A)	0.5	74,845	1,587
Other Securities	5.2		15,584

			19,136

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 19.9%
ABIOMED*	0.7%	22,451	$2,129
Acadia Healthcare, Cl A* (A)	0.6	30,438	1,677
AMN Healthcare Services* (A)	1.1	102,013	3,429
Amsurg*	0.7	29,973	2,236
Cambrex*	0.8	57,047	2,510
Ligand Pharmaceuticals* (A)	0.9	25,617	2,743
Molina Healthcare* (A)	0.9	40,298	2,599
STERIS (A)	0.5	22,602	1,606
Other Securities	13.7		40,906

			59,835

Industrials — 16.1%
Apogee Enterprises	0.9	63,212	2,774
Clean Harbors*	0.5	30,265	1,493
Dycom Industries* (A)	0.9	39,998	2,587
Kirby*	0.7	32,999	1,990
On Assignment*	0.7	55,829	2,061
WageWorks*	0.6	38,103	1,928
Other Securities	11.8		35,665

			48,498

Information Technology — 27.6%
Blackbaud, Cl A	0.7	33,723	2,121
CalAmp*	1.3	214,930	3,854
Callidus Software*	0.7	122,079	2,036
Cimpress* (A)	0.6	18,467	1,675
Coherent*	0.6	18,108	1,664
Cornerstone OnDemand* (A)	0.5	49,347	1,617
Euronet Worldwide*	0.9	35,928	2,663
Guidewire Software, Cl Z*	0.8	43,908	2,392
Littelfuse	0.8	19,905	2,450
Manhattan Associates*	0.5	26,406	1,502
MAXIMUS	0.7	41,415	2,180
Monolithic Power Systems	0.8	39,119	2,490
Proofpoint* (A)	1.0	53,644	2,885
Q2 Holdings*	0.6	71,173	1,711
Stamps.com*	0.5	14,404	1,531
Tyler Technologies*	0.6	13,292	1,709
Other Securities	16.0		48,362

			82,842

Materials — 2.6%
Berry Plastics Group*	1.2	98,257	3,552
Summit Materials, Cl A* (A)	0.5	79,159	1,539
Other Securities	0.9		2,830

			7,921

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.8%
8x8*	0.6%	176,205	$1,772
Other Securities	0.2		572

			2,344

Total Common Stock (Cost $300,495) ($ Thousands)			290,010

RIGHTS* — 0.0%

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 18.0%
SEI Liquidity Fund, L.P. 0.380%**† (B)	18.0	53,934,461	53,934

Total Affiliated Partnership (Cost $53,934) ($ Thousands)			53,934

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		480

Total U.S. Treasury Obligation (Cost $479) ($ Thousands)			480

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	3.5	10,604,660	10,605

Total Cash Equivalent (Cost $10,605) ($ Thousands)			10,605

Total Investments — 118.2% (Cost $365,513) ($ Thousands)			$355,029

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	39	Jun-2016	$199

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $300,324 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.
‡‡	Expiration date unavailable.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $53,035 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $53,934 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$289,951	$—	$59	$290,010
Rights	—	—	—	—
Affiliated Partnership	—	53,934	—	53,934
U.S. Treasury Obligation	—	480	—	480
Cash Equivalent	10,605	—	—	10,605

Total Investments in Securities	$300,556	$54,414	$59	$355,029

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$199	$—	$—	$199

Total Other Financial Instruments	$199	$—	$—	$199

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 94.3%

Consumer Discretionary — 13.5%
Abercrombie & Fitch, Cl A (A)	0.5%	111,350	$3,512
Big Lots (A)	0.4	53,307	2,414
Lithia Motors, Cl A	0.5	34,853	3,044
MDC Partners, Cl A (A)	0.5	135,452	3,197
Pool (A)	0.4	32,128	2,819
Six Flags Entertainment	0.4	45,162	2,506
Wendy’s (A)	0.4	231,107	2,517
Other Securities	10.4		66,743

			86,752

Consumer Staples — 3.4%
Ingredion	0.4	27,141	2,898
Other Securities	3.0		19,290

			22,188

Energy — 4.1%
PBF Energy, Cl A	0.6	119,794	3,977
Tidewater, Cl A (A)	0.4	360,818	2,465
World Fuel Services	0.4	57,428	2,790
Other Securities	2.7		16,943

			26,175

Financials — 20.0%
BGC Partners, Cl A	0.4	267,010	2,416
Columbia Banking System (A)	0.4	85,121	2,547
Green Dot, Cl A* (A)	0.8	214,528	4,928
Hanover Insurance Group, Cl A	0.5	38,140	3,441
Highwoods Properties (A)	0.5	69,494	3,323
Howard Hughes* (A)	0.5	28,980	3,069
Medical Properties Trust (A)	0.4	190,106	2,468
OFG Bancorp (A)	0.7	596,015	4,166
Signature Bank NY, Cl B* (A)	0.5	22,967	3,126
Starwood Property Trust	0.4	131,213	2,484

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Western Alliance Bancorp*	0.3%	71,507	$2,387
Other Securities	14.6		94,856

			129,211

Health Care — 11.7%
Amsurg* (A)	0.5	46,063	3,436
DENTSPLY SIRONA (A)	0.5	52,697	3,248
Integra LifeSciences Holdings* (A)	0.5	50,072	3,373
Ligand Pharmaceuticals* (A)	1.1	68,490	7,335
Premier, Cl A*	0.4	72,243	2,410
Other Securities	8.7		55,519

			75,321

Industrials — 15.6%
ACCO Brands*	0.5	357,171	3,207
Atlas Air Worldwide Holdings*	0.5	70,561	2,983
BWX Technologies, Cl W	0.6	119,170	3,999
Carlisle	0.5	34,980	3,481
Crane, Cl A	0.4	51,163	2,756
Genesee & Wyoming, Cl A* (A)	0.6	56,619	3,550
KAR Auction Services	0.4	70,288	2,681
Triumph Group (A)	0.4	77,591	2,443
Wesco Aircraft Holdings* (A)	0.7	298,971	4,302
Other Securities	11.0		71,535

			100,937

Information Technology — 17.2%
Aspen Technology* (A)	0.4	64,639	2,335
Convergys	0.5	105,240	2,923
Heartland Payment Systems	0.5	30,098	2,907
Microsemi* (A)	0.5	79,613	3,050
Open Text	0.4	52,506	2,720
OSI Systems* (A)	0.4	40,275	2,638
Silicon Graphics International* (A)	0.5	427,095	3,041
Take-Two Interactive Software, Cl A*	0.3	60,484	2,278
Other Securities	13.7		89,023

			110,915

Materials — 5.3%
Berry Plastics Group* (A)	0.5	79,859	2,887
FMC (A)	0.4	61,052	2,465
Silgan Holdings	0.4	52,876	2,811
Other Securities	4.0		25,965

			34,128

Telecommunication Services — 0.4%
Other Securities	0.4		2,743

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.1%
Atmos Energy (A)	0.4%	37,031	$2,750
Other Securities	2.7		16,968

			19,718

Total Common Stock (Cost $451,130) ($ Thousands)			608,088

RIGHTS* — 0.0%

United States — 0.0%
Other Securities	0.0		12

Total Rights (Cost $–) ($ Thousands)			12

WARRANT* — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 40.6%
SEI Liquidity Fund, L.P. 0.380%** † (B)	40.6	261,747,579	261,748

Total Affiliated Partnership (Cost $261,748) ($ Thousands)			261,748

U.S. TREASURY OBLIGATION (C) — 0.1%
Other Securities	0.1		794

Total U.S. Treasury Obligation (Cost $794) ($ Thousands)			794

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%** †	5.4	35,062,222	35,062

Total Cash Equivalent (Cost $35,062) ($ Thousands)			35,062

Total Investments — 140.4% (Cost $748,734) ($ Thousands)			$905,704

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	73	Jun-2016	$357
S&P Mid Cap 400 Index E-MINI	60	Jun-2016	376

			$733

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $645,018 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $256,627 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $261,748 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$608,088	$—	$—	$608,088
Rights	—	12	—	12
Affiliated Partnership	—	261,748	—	261,748
U.S. Treasury Obligation	—	794	—	794
Cash Equivalent	35,062	—	—	35,062

Total Investments in Securities	$643,150	$262,554	$—	$905,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$733	$—	$—	$733

Total Other Financial Instruments	$733	$—	$—	$733

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 93.3%

Consumer Discretionary — 14.1%
DR Horton	0.7%	18,200	$550
Genuine Parts	0.8	6,900	686
Macy’s	0.8	15,900	701
Michael Kors Holdings* (A)	0.7	11,900	678
NVR*	0.7	340	589
PVH	0.7	5,900	584
Staples	0.7	50,400	556
Other Securities	9.0		7,538

			11,882

Consumer Staples — 5.8%
Clorox	0.7	4,500	567
ConAgra Foods	0.8	15,800	705
Ingredion	0.7	5,700	609
Tyson Foods, Cl A	0.9	11,900	793
Other Securities	2.7		2,189

			4,863

Energy — 4.4%
Hess (A)	0.8	11,900	627
Other Securities	3.6		3,037

			3,664

Financials — 19.8%
Ameriprise Financial	0.7	6,600	620
Annaly Capital Management	0.7	56,100	576
HCP (A)	0.7	18,400	600
Lincoln National	0.6	13,500	529
ProLogis	0.9	17,800	786
SunTrust Banks	0.8	17,500	631
Other Securities	15.4		12,874

			16,616

Health Care — 9.8%
Bruker BioSciences	0.7	19,500	546
C.R. Bard	0.8	3,300	669
DaVita HealthCare Partners* (A)	0.7	7,700	565

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Edwards Lifesciences, Cl A* (A)	0.9%	8,800	$776
Universal Health Services, Cl B	0.7	4,400	549
Other Securities	6.0		5,149

			8,254

Industrials — 11.3%
Acuity Brands (A)	0.7	2,800	611
Alaska Air Group (A)	0.7	7,000	574
Huntington Ingalls Industries, Cl A	0.7	4,300	589
Masco	0.7	19,800	623
Southwest Airlines, Cl A	1.0	18,600	833
Textron	0.7	15,200	554
United Continental Holdings* (A)	0.8	11,800	707
Other Securities	6.0		5,027

			9,518

Information Technology — 14.7%
Activision Blizzard	0.7	18,300	619
Citrix Systems* (A)	0.7	7,800	613
Fiserv, Cl A* (A)	0.8	6,200	636
Ingram Micro, Cl A*	0.6	14,900	535
Intuit (A)	0.8	6,800	707
Juniper Networks (A)	0.6	21,000	536
Symantec, Cl A (A)	0.7	29,700	546
Other Securities	9.8		8,117

			12,309

Materials — 5.0%
Huntsman	0.7	44,800	596
International Paper (A)	0.8	16,200	665
Nucor	0.7	13,200	624
Packaging Corp of America (A)	0.6	8,900	537
Other Securities	2.2		1,802

			4,224

Telecommunication Services — 0.9%
CenturyTel (A)	0.9	23,200	741

Utilities — 7.5%
AES	0.7	52,600	621
Entergy	0.8	8,800	698
FirstEnergy	0.8	19,000	683
PPL (A)	1.0	22,200	845
Public Service Enterprise Group (A)	1.0	17,300	815
Sempra Energy	0.9	6,900	718
UGI	0.7	14,500	584
Other Securities	1.6		1,328

			6,292

Total Common Stock (Cost $74,612) ($ Thousands)			78,363

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 32.5%
SEI Liquidity Fund, L.P. 0.380% ** † (B)	32.5%	27,260,108	$27,260

Total Affiliated Partnership (Cost $27,260) ($ Thousands)			27,260

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300% ** †	6.2	5,181,297	5,181

Total Cash Equivalent (Cost $5,181) ($ Thousands)			5,181

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		225

Total U.S. Treasury Obligation (Cost $225) ($ Thousands)			225

Total Investments — 132.3% (Cost $107,278) ($ Thousands)			$111,029

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid Cap 400 Index E-MINI	29	Jun-2016	$156

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $83,943 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $26,884 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $27,260 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,363	$—	$—	$78,363
Affiliated Partnership	—	27,260	—	27,260
Cash Equivalent	5,181	—	—	5,181
U.S. Treasury Obligation	—	225	—	225

Total Investments in Securities	$83,544	$27,485	$—	$111,029

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$156	$—	$—	$156

Total Other Financial Instruments	$156	$—	$—	$156

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 11.0%
Aramark	0.6%	250,737	$8,304
Bed Bath & Beyond*	0.5	159,924	7,939
Dollar General	0.7	119,286	10,211
Target, Cl A	1.0	175,409	14,433
Other Securities	8.2		122,991

			163,878

Consumer Staples — 19.3%
Altria Group	1.4	338,170	21,190
Bunge	0.7	172,974	9,802
Campbell Soup	0.5	124,454	7,939
Clorox	1.0	117,493	14,811
Dr Pepper Snapple Group	1.2	204,649	18,300
General Mills	1.0	226,421	14,344
Hormel Foods	0.6	190,689	8,245
Kimberly-Clark	1.1	116,783	15,708
Kroger	1.2	466,669	17,850
McCormick	0.8	113,487	11,290
PepsiCo	1.1	157,419	16,132
SYSCO, Cl A	1.0	334,019	15,609
Wal-Mart Stores	1.0	217,410	14,890
Other Securities	6.7		102,211

			288,321

Energy — 0.6%
Other Securities	0.6		8,758

Financials — 17.1%
Allstate	0.5	112,660	7,590
Arch Capital Group*	0.5	112,163	7,975
Axis Capital Holdings	0.9	236,800	13,133
CBOE Holdings	0.9	215,459	14,076
Everest Re Group	1.3	98,327	19,413
RenaissanceRe Holdings	0.8	104,107	12,475
Travelers	0.9	115,730	13,507
Two Harbors Investment	0.5	954,430	7,578
Validus Holdings	0.9	309,657	14,613

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	9.9%		$146,141

			256,501

Health Care — 13.9%
AmerisourceBergen	0.7	130,233	11,272
Bristol-Myers Squibb	0.5	117,789	7,524
Cardinal Health	0.9	171,443	14,050
Johnson & Johnson	2.2	297,813	32,223
McKesson	0.7	69,018	10,853
Merck	0.8	214,567	11,353
Pfizer	1.0	479,795	14,221
Quest Diagnostics	0.6	117,470	8,393
Other Securities	6.5		98,109

			207,998

Industrials — 4.8%
Lockheed Martin	0.9	58,364	12,928
Northrop Grumman	0.6	47,300	9,361
Raytheon	0.5	62,400	7,652
Other Securities	2.8		41,600

			71,541

Information Technology — 10.0%
Amdocs	1.5	372,588	22,512
International Business Machines	0.5	52,800	7,996
Other Securities	8.0		119,324

			149,832

Materials — 2.0%
Other Securities	2.0		29,787

Telecommunication Services — 5.2%
AT&T	2.1	800,982	31,375
Verizon Communications	1.9	523,117	28,290
Other Securities	1.2		18,237

			77,902

Utilities — 11.7%
American Electric Power	0.8	180,050	11,955
Consolidated Edison	1.2	225,621	17,287
Edison International	0.8	175,329	12,604
Entergy	0.9	162,270	12,865
PG&E	1.0	243,279	14,529
Pinnacle West Capital	0.6	120,642	9,057
Public Service Enterprise Group	0.9	285,563	13,461
Southern	0.8	217,141	11,233
Other Securities	4.7		71,726

			174,717

Total Common Stock (Cost $1,219,201) ($ Thousands)			1,429,235

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300% ** †	3.9%	58,765,094	$58,765

Total Cash Equivalent (Cost $58,765) ($ Thousands)			58,765

U.S. TREASURY OBLIGATION (A) — 0.1%
Other Securities	0.1		1,703

Total U.S. Treasury Obligation (Cost $1,702) ($ Thousands)			1,703

Total Investments — 99.6% (Cost $1,279,668) ($ Thousands)			$1,489,703

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	361	Jun-2016	$1,038

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,495,065 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,429,235	$—	$—	$1,429,235
Cash Equivalent	58,765	—	—	58,765
U.S. Treasury Obligation	—	1,703	—	1,703

Total Investments in Securities	$1,488,000	$1,703	$—	$1,489,703

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,038	$—	$—	$1,038

Total Other Financial Instruments	$1,038	$—	$—	$1,038

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Australia — 6.0%
Wesfarmers	0.7%	374,508	$11,941
Other Securities	5.3		91,825

			103,766

Austria — 0.4%
Other Securities	0.4		6,727

Belgium — 0.7%
Other Securities	0.7		11,601

Canada — 12.4%
BCE	1.1	399,694	18,235
Canadian Imperial Bank of Commerce	0.9	207,926	15,596
Canadian Tire, Cl A	0.6	105,267	11,002
Rogers Communications, Cl B	1.0	444,524	17,871
Other Securities	8.8		151,082

			213,786

China — 0.1%
Other Securities	0.1		931

Denmark — 0.4%
Other Securities	0.4		6,522

Finland — 0.0%
Other Securities	0.0		360

France — 0.1%
Other Securities	0.1		2,367

Germany — 1.0%
Other Securities	1.0		16,371

Guernsey — 0.6%
Amdocs	0.6	169,204	10,223

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Hong Kong — 3.7%
CLP Holdings, Cl B	1.1%	2,029,046	$18,351
Other Securities	2.6		44,865

			63,216

Ireland — 0.2%
Other Securities	0.2		2,585

Israel — 1.2%
Other Securities	1.2		20,153

Italy — 1.0%
Terna Rete Elettrica Nazionale	0.6	1,839,170	10,511
Other Securities	0.4		6,334

			16,845

Japan — 4.4%
Lion, Cl H	0.6	944,526	10,664
NTT DOCOMO	0.8	634,346	14,406
Other Securities	3.0		51,034

			76,104

Jersey — 0.0%
Other Securities	0.0		475

Luxembourg — 0.1%
Other Securities	0.1		1,013

Netherlands — 0.6%
Other Securities	0.6		9,773

New Zealand — 2.3%
Other Securities	2.3		40,251

Norway — 1.9%
Orkla	0.7	1,332,666	12,076
Telenor	0.6	641,374	10,383
Other Securities	0.6		9,978

			32,437

Portugal — 0.3%
Other Securities	0.3		5,191

Singapore — 2.8%
Singapore Telecommunications	0.7	3,930,289	11,149
Other Securities	2.1		37,329

			48,478

Spain — 1.5%
Other Securities	1.5		26,332

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Sweden — 2.0%
Swedish Match	0.8%	389,791	$13,252
Other Securities	1.2		21,792

			35,044

Switzerland — 4.0%
Galenica	0.7	8,329	12,576
Nestle	0.6	137,839	10,342
Swisscom	0.8	24,651	13,450
Other Securities	1.9		32,711

			69,079

United Kingdom — 8.4%
British American Tobacco	0.6	176,429	10,372
Imperial Brands	1.2	372,196	20,665
Next, Cl A	0.8	185,958	14,433
SSE	0.9	700,956	15,032
Unilever	0.8	301,012	13,639
Other Securities	4.1		71,203

			145,344

United States — 39.2%
Altria Group	0.8	209,497	13,127
AmerisourceBergen	1.0	207,109	17,925
AT&T	1.1	483,387	18,934
Autozone*	1.1	23,202	18,485
C.R. Bard	0.6	51,707	10,479
Campbell Soup	0.7	182,902	11,667
Cardinal Health	0.7	138,139	11,320
Church & Dwight	0.6	113,976	10,506
Clorox	1.4	187,120	23,588
Coca-Cola	0.7	247,124	11,464
Colgate-Palmolive	0.6	145,431	10,275
Costco Wholesale	0.8	89,686	14,133
General Mills	1.2	332,985	21,095
Henry Schein*	0.6	63,568	10,974
Jack Henry & Associates	0.6	124,048	10,491
Johnson & Johnson	1.0	153,226	16,579
Kimberly-Clark	0.8	105,224	14,154
McCormick	0.7	115,327	11,473
McDonald’s	0.9	123,335	15,501
Owens & Minor	0.6	272,449	11,012
PepsiCo	0.6	105,074	10,768
Philip Morris International	0.6	109,808	10,773
Procter & Gamble	0.9	194,385	16,000
SYSCO, Cl A	1.4	522,632	24,422
United Parcel Service, Cl B	0.6	98,138	10,351
Wal-Mart Stores	0.9	217,560	14,901
Waste Management	0.6	180,447	10,646
Other Securities	17.1		294,143

			675,186

Total Common Stock (Cost $1,424,659) ($ Thousands)			1,640,160

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Germany — 0.2%
Other Securities	0.2%		$3,358

Sweden — 0.0%
Other Securities	0.0		252

Total Preferred Stock (Cost $3,432) ($ Thousands)			3,610

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		4,125

Total U.S. Treasury Obligation (Cost $4,124) ($ Thousands)			4,125

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300% ** †	4.0	68,141,096	68,141

Total Cash Equivalent (Cost $68,141) ($ Thousands)			68,141

Total Investments — 99.7% (Cost $1,500,356) ($ Thousands)			$1,716,036

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	203	Jun-2016	$(104)
FTSE 100 Index	55	Jun-2016	21
Hang Seng Index	6	Apr-2016	16
S&P 500 Index E-MINI	295	Jun-2016	933
SPI 200 Index	23	Jun-2016	(16)
Topix Index	32	Jun-2016	(2)

			$848

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/28/16	USD	80	DKK	527	$1
04/28/16	USD	234	JPY	26,439	1
04/28/16	USD	335	HKD	2,600	—
04/28/16	USD	423	SEK	3,469	5
04/28/16	USD	518	NOK	4,334	6
04/28/16	USD	554	SGD	754	6
04/28/16	USD	634	NZD	929	10
04/28/16	USD	765	CHF	739	8
04/28/16	USD	1,314	EUR	1,165	15
04/28/16	USD	1,433	AUD	1,883	13
04/28/16	USD	1,981	GBP	1,385	10
04/28/16	USD	2,917	CAD	3,814	32
04/28/16	DKK	25,223	USD	3,783	(78)
04/28/16	NZD	27,114	USD	18,140	(657)
04/28/16	CHF	35,120	USD	36,112	(609)
04/28/16	SGD	36,385	USD	26,619	(407)
04/28/16	SGD	46,596	EUR	4,082	—
04/28/16	EUR	56,081	USD	62,724	(1,221)
04/28/16	GBP	56,236	USD	79,356	(1,467)
04/28/16	AUD	68,333	USD	51,402	(1,097)
04/28/16	CAD	137,758	USD	104,308	(2,210)
04/28/16	NOK	139,896	USD	16,482	(435)
04/28/16	SEK	157,183	USD	19,021	(390)
04/28/16	HKD	260,107	USD	33,547	5
04/28/16	JPY	4,683,375	USD	41,599	(107)

					$(8,566)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	$(517,037)	$508,471	$(8,566)

For the period March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $1,721,032 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krone

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,630,964	$9,196	$—	$1,640,160
Preferred Stock	3,358	252	—	3,610
U.S. Treasury Obligation	–	4,125	—	4,125
Cash Equivalent	68,141	—	—	68,141

Total Investments in Securities	$1,702,463	$13,573	$—	$1,716,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$970	$—	$—	$970
Unrealized Depreciation	(122)	—	—	(122)
Forwards Contracts *
Unrealized Appreciation	—	112	—	112
Unrealized Depreciation	—	(8,678)	—	(8,678)

Total Other Financial Instruments	$848	$(8,566)	$—	$(7,718)

*	Futures and forwards contracts are valued at unrealized appreciation/ (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 8.9%
McDonald’s	0.7%	62,343	$7,835
Target, Cl A	0.9	125,101	10,293
Other Securities	7.3		79,464

			97,592

Consumer Staples — 20.0%
Altria Group	1.5	261,314	16,374
Clorox	0.8	70,061	8,832
Costco Wholesale	0.8	58,129	9,160
Dr Pepper Snapple Group	0.6	78,730	7,040
Hormel Foods	0.8	200,648	8,676
Kellogg	0.7	99,026	7,580
Kimberly-Clark	0.6	47,826	6,433
Kroger	0.9	252,032	9,640
McCormick	0.7	72,119	7,174
PepsiCo	0.9	92,067	9,435
Philip Morris International	0.7	79,517	7,801
Procter & Gamble	0.7	93,908	7,729
Reynolds American	0.6	137,289	6,907
SYSCO, Cl A	0.8	193,210	9,029
Wal-Mart Stores	1.3	209,519	14,350
Other Securities	7.6		82,968

			219,128

Energy — 0.5%
Other Securities	0.5		5,266

Financials — 18.2%
Axis Capital Holdings	0.7	136,931	7,594
CBOE Holdings	0.9	154,265	10,078
Everest Re Group	1.0	57,316	11,316
RenaissanceRe Holdings	1.2	106,947	12,816
Travelers	1.0	97,150	11,339
Validus Holdings	0.9	198,574	9,371
Other Securities	12.5		137,633

			200,147

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.1%
Aetna, Cl A	0.6%	63,300	$7,112
AmerisourceBergen	0.6	75,737	6,555
Anthem	0.7	56,500	7,853
Cardinal Health	0.7	90,100	7,384
Johnson & Johnson	2.1	210,803	22,809
Merck	1.1	221,700	11,730
Pfizer	0.9	315,510	9,352
UnitedHealth Group	0.7	61,650	7,947
Other Securities	4.7		52,086

			132,828

Industrials — 6.0%
Northrop Grumman	0.9	49,100	9,717
Raytheon	0.7	66,100	8,106
Other Securities	4.4		48,379

			66,202

Information Technology — 9.0%
Amdocs	1.0	181,340	10,957
Cisco Systems	0.6	242,600	6,907
International Business Machines	0.6	45,300	6,861
Symantec, Cl A	0.7	394,824	7,257
Other Securities	6.1		67,241

			99,223

Materials — 1.4%
Other Securities	1.4		14,948

Telecommunication Services — 4.7%
AT&T	1.6	438,439	17,174
Verizon Communications	1.5	311,702	16,857
Other Securities	1.6		17,694

			51,725

Utilities — 13.9%
American Electric Power	0.9	153,770	10,210
Consolidated Edison	1.2	165,942	12,714
Edison International	0.9	130,710	9,397
Entergy	0.9	130,190	10,321
Eversource Energy	0.6	113,570	6,626
FirstEnergy	0.8	234,790	8,445
PG&E	0.9	171,750	10,257
Public Service Enterprise Group	1.0	223,120	10,518
Southern	0.7	151,431	7,834
WEC Energy Group	0.7	119,204	7,161
Other Securities	5.3		58,586

			152,069

Total Common Stock (Cost $800,575) ($ Thousands)			1,039,128

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0%		$91

Total Rights (Cost $–) ($ Thousands)			91

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		1,683

Total U.S. Treasury Obligation (Cost $1,683) ($ Thousands)			1,683

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300% ** †	4.8	52,325,452	52,325

Total Cash Equivalent (Cost $52,325) ($ Thousands)			52,325

Total Investments — 99.7% (Cost $854,583) ($ Thousands)			$1,093,227

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation) ($ Thousands)
S&P 500 Index E-MINI	297	Jun-2016	$727

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,097,029 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,039,128	$—	$—	$1,039,128
Rights	—	91	—	91
U.S. Treasury Obligation	—	1,683	—	1,683
Cash Equivalent	52,325	—	—	52,325

Total Investments in Securities	$1,091,453	$1,774	$—	$1,093,227

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$727	$—	$—	$727

Total Other Financial Instruments	$727	$—	$—	$727

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 97.3%

Financials — 97.3%
Alexandria Real Estate Equities‡	31,300	$2,845
American Campus Communities‡	5,700	268
American Homes 4 Rent, Cl A‡	17,310	275
Apartment Investment & Management, Cl A‡	114,366	4,783
AvalonBay Communities‡	42,366	8,058
Boston Properties‡	45,260	5,752
Brandywine Realty Trust‡	27,540	386
Brixmor Property Group‡	68,400	1,752
Camden Property Trust‡	34,175	2,874
Care Capital Properties‡	27,130	728
Chesapeake Lodging Trust‡	53,030	1,403
Columbia Property Trust‡	57,300	1,260
Corporate Office Properties Trust‡	20,350	534
CubeSmart‡	95,870	3,192
CyrusOne‡	43,560	1,989
DCT Industrial Trust‡	24,300	959
DDR‡	107,250	1,908
Digital Realty Trust, Cl A‡	20,530	1,817
Douglas Emmett‡	105,045	3,163
Duke Realty‡	138,655	3,125
DuPont Fabros Technology‡	9,290	377
Education Realty Trust‡	25,000	1,040
Empire State Realty Trust, Cl A‡	106,230	1,862
Equinix‡	11,022	3,645
Equity Commonwealth *‡	20,180	569
Equity LifeStyle Properties‡	12,050	876
Equity One, Cl A‡	65,800	1,886
Equity Residential‡	97,435	7,311
Essex Property Trust‡	19,984	4,673
Extra Space Storage‡	9,000	841
Federal Realty Investment Trust‡	6,400	999
First Industrial Realty Trust‡	39,320	894
General Growth Properties‡	147,959	4,399
HCP‡	150,450	4,902
Healthcare Trust of America, Cl A‡	31,690	932
Highwoods Properties‡	39,780	1,902
Hospitality Properties Trust‡	13,740	365
Host Hotels & Resorts‡	359,044	5,996
Hudson Pacific Properties‡	103,060	2,980
Kilroy Realty‡	30,570	1,891
Kimco Realty‡	108,335	3,118
Kite Realty Group Trust‡	20,750	575
LaSalle Hotel Properties‡	35,125	889
Liberty Property Trust‡	109,955	3,679
Macerich‡	58,839	4,662

Description	Shares	Market Value ($ Thousands)

National Retail Properties‡	12,780	$590
Paramount Group‡	50,425	804
Pebblebrook Hotel Trust‡	33,775	982
Physicians Realty Trust‡	8,130	151
Piedmont Office Realty Trust, Cl A‡	46,675	948
Post Properties‡	11,270	673
ProLogis‡	160,577	7,094
PS Business Parks‡	6,880	692
Public Storage‡	44,116	12,169
QTS Realty Trust, Cl A‡	16,490	781
Ramco-Gershenson Properties‡	27,490	496
Regency Centers‡	37,580	2,813
Retail Opportunity Investments‡	50,875	1,024
Retail Properties of America, Cl A‡	71,275	1,130
Senior Housing Properties Trust‡	129,850	2,323
Simon Property Group‡	73,678	15,302
SL Green Realty‡	21,185	2,052
Sovran Self Storage‡	8,200	967
STORE Capital‡	48,400	1,253
Sunstone Hotel Investors‡	71,907	1,007
Taubman Centers‡	30,500	2,173
UDR‡	43,175	1,664
Urban Edge Properties‡	46,840	1,210
Ventas‡	73,190	4,608
Vornado Realty Trust‡	51,790	4,891
Washington‡	45,150	1,319
Weingarten Realty Investors‡	54,130	2,031
Welltower‡	147,505	10,228

Total Common Stock (Cost $138,547) ($ Thousands)		189,709

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	5,244,907	5,245

Total Cash Equivalent (Cost $5,245) ($ Thousands)		5,245

Total Investments — 100.0% (Cost $143,792) ($ Thousands)		$194,954

Percentages are based on a Net Assets of $194,926 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

Cl — Class

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

As of March 31, 2016, all of the Fund’s investments are Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 34.1%

Consumer Discretionary — 5.3%
AutoZone
1.300%, 01/13/2017	$500	$502
CCO Holdings LLC
5.250%, 09/30/2022	250	257
CCO Safari II
4.908%, 07/23/2025 (A)	165	174
CSC Holdings
8.625%, 02/15/2019	875	962
Daimler Finance North America LLC
1.650%, 05/18/2018 (A)	300	300
1.375%, 08/01/2017 (A)	535	536
Dollar Tree
5.750%, 03/01/2023 (A)	125	132
ERAC USA Finance LLC
1.400%, 04/15/2016 (A)	115	115
Ford Motor Credit LLC
1.724%, 12/06/2017	350	348
1.500%, 03/12/2019 (B)	400	390
General Motors Financial
2.400%, 04/10/2018	750	750
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	235	237
NBCUniversal Enterprise
1.310%, 04/15/2018 (A) (B)	550	549
Nissan Motor Acceptance MTN
1.180%, 03/03/2017 (A) (B)	310	310
President and Fellows of Harvard College
6.300%, 10/01/2037	380	380
Scripps Networks Interactive
2.700%, 12/15/2016	650	656
Sinclair Television Group
5.625%, 08/01/2024 (A)	500	503

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sirius XM Radio
5.875%, 10/01/2020 (A)	$700	$731
5.375%, 04/15/2025 (A)	100	102
Thomson Reuters
1.650%, 09/29/2017	345	345
0.875%, 05/23/2016	250	250
Time Warner Cable
5.850%, 05/01/2017	450	469
Tribune Media
5.875%, 07/15/2022 (A)	185	181
Volkswagen Group of America Finance
1.250%, 05/23/2017 (A)	300	298
1.088%, 05/22/2018 (A) (B)	300	292
1.058%, 11/20/2017 (A) (B)	800	785
Whirlpool
1.350%, 03/01/2017	440	440

		10,994

Consumer Staples — 1.8%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	320	325
1.016%, 02/01/2019 (B)	650	646
CVS Health
1.900%, 07/20/2018	350	355
1.200%, 12/05/2016	330	331
Elizabeth Arden
7.375%, 03/15/2021	189	121
JM Smucker
1.750%, 03/15/2018	180	181
Kroger
2.000%, 01/15/2019	220	223
Mondelez International
1.150%, 02/01/2019 (B)	450	443
Reynolds American
2.300%, 06/12/2018	445	454
SABMiller Holdings
1.306%, 08/01/2018 (A) (B)	500	497
Spectrum Brands
5.750%, 07/15/2025	99	105

		3,681

Energy — 3.3%
Atwood Oceanics
6.500%, 02/01/2020	700	332
Blue Racer Midstream
6.125%, 11/15/2022 (A)	107	89
BP Capital Markets PLC
1.280%, 09/26/2018 (B)	700	688
1.043%, 02/13/2018 (B)	400	394
ConocoPhillips
1.500%, 05/15/2018	395	389
Devon Energy
1.200%, 12/15/2016 (B)	600	588

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Enbridge
1.130%, 06/02/2017 (B)	$675	$647
Energy Transfer Partners
2.500%, 06/15/2018	350	339
Exxon Mobil
1.439%, 03/01/2018	400	403
Genesis Energy
6.750%, 08/01/2022	309	286
6.000%, 05/15/2023	95	83
Gibson Energy
6.750%, 07/15/2021 (A)	130	120
Halcon Resources
8.625%, 02/01/2020 (A)	120	85
Hess
1.300%, 06/15/2017	365	361
Kinder Morgan
2.000%, 12/01/2017	270	267
Noble Energy
8.250%, 03/01/2019	90	99
Regency Energy Partners
5.000%, 10/01/2022	200	188
Schlumberger Holdings
1.900%, 12/21/2017 (A)	550	549
Statoil
1.090%, 11/08/2018 (B)	300	296
Suncor Energy
6.100%, 06/01/2018	110	118
Total Capital International
1.200%, 08/10/2018 (B)	450	446

		6,767

Financials — 15.7%
Abbey National Treasury Services MTN
1.475%, 08/24/2018 (B)	600	595
1.040%, 09/29/2017 (B)	350	348
American Honda Finance MTN
1.700%, 02/22/2019	500	504
Australia & New Zealand Banking Group
1.180%, 05/15/2018 (B)	300	299
0.997%, 01/10/2017 (A) (B)	300	300
Bank of America
5.650%, 05/01/2018	110	118
2.000%, 01/11/2018	190	191
1.700%, 08/25/2017	500	501
1.610%, 09/15/2036 (B)	700	604
Bank of Montreal MTN
1.220%, 04/09/2018 (B)	650	649
Bank of New York Mellon MTN
1.080%, 03/06/2018 (B)	650	650
Bank of Nova Scotia
1.300%, 07/21/2017	400	401

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (A)	$400	$398
0.944%, 09/08/2017 (A) (B)	400	398
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	600	633
BB&T MTN
1.490%, 06/15/2018 (B)	535	535
1.290%, 02/01/2019 (B)	325	321
Berkshire Hathaway Finance
1.450%, 03/07/2018	500	504
BPCE MTN
1.470%, 02/10/2017 (B)	700	702
Capital One Bank USA
1.300%, 06/05/2017	550	549
Citigroup
1.820%, 08/25/2036 (B)	1,500	970
Citizens Bank MTN
1.600%, 12/04/2017	800	796
Commonwealth Bank of Australia MTN
1.040%, 03/12/2018 (A) (B)	650	646
Credit Agricole MTN
1.630%, 06/10/2020 (A) (B)	500	494
Credit Suisse NY
1.700%, 04/27/2018	500	498
1.308%, 01/29/2018 (B)	500	497
Deutsche Bank
1.310%, 02/13/2018 (B)	475	469
Equinix
5.750%, 01/01/2025‡	400	420
Fifth Third Bank MTN
1.530%, 08/20/2018 (B)	650	649
Goldman Sachs Group
1.810%, 04/30/2018 (B)	125	125
1.790%, 04/23/2020 (B)	500	497
1.720%, 11/15/2018 (B)	400	400
HSBC Bank PLC
1.258%, 05/15/2018 (A) (B)	600	597
Huntington National Bank
1.044%, 04/24/2017 (B)	350	349
ING Bank
1.320%, 10/01/2019 (A) (B)	400	394
Jackson National Life Global Funding
1.875%, 10/15/2018 (A)	400	401
JPMorgan Chase
1.251%, 01/28/2019 (B)	300	299
JPMorgan Chase Capital XXI
2.230%, 02/02/2037 (B)	1,300	912
KeyBank
2.350%, 03/08/2019	250	252
1.160%, 06/01/2018 (B)	600	597
Lloyds Bank
1.170%, 03/16/2018 (B)	600	596

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Macquarie Group
1.620%, 01/31/2017 (A) (B)	$400	$400
Manufacturers & Traders Trust
1.400%, 07/25/2017	475	474
0.993%, 01/30/2017 (B)	400	399
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	220	220
Mizuho Bank
1.280%, 03/26/2018 (A) (B)	550	547
Morgan Stanley
5.950%, 12/28/2017	140	150
1.469%, 01/24/2019 (B)	450	447
MSCI
5.750%, 08/15/2025 (A)	130	137
5.250%, 11/15/2024 (A)	160	165
Prudential Financial MTN
1.398%, 08/15/2018 (B)	500	499
RHP Hotel Properties
5.000%, 04/15/2023‡	105	107
Royal Bank of Canada MTN
1.335%, 12/10/2018 (B)	400	399
Santander Bank
1.551%, 01/12/2018 (B)	800	793
Societe Generale MTN
1.690%, 10/01/2018 (B)	550	551
Standard Chartered MTN
1.270%, 04/17/2018 (A) (B)	800	792
State Street Capital Trust IV
2.240%, 06/15/2037 (B)	375	274
SunTrust Bank
1.058%, 02/15/2017 (B)	650	648
Synchrony Financial
1.910%, 02/03/2020 (B)	750	725
1.875%, 08/15/2017	325	324
UBS MTN
1.258%, 08/14/2019 (B)	700	694
Unitrin
6.000%, 05/15/2017	670	693
US Bancorp MTN
1.019%, 04/25/2019 (B)	550	546
Ventas Realty
1.550%, 09/26/2016‡	500	501
1.250%, 04/17/2017‡	130	129
WEA Finance
1.750%, 09/15/2017 (A)	280	279
Wells Fargo MTN
1.298%, 01/30/2020 (B)	500	495
Wells Fargo Bank MTN
1.650%, 01/22/2018	350	353
Westpac Banking
1.240%, 01/17/2019 (B)	400	397
1.200%, 05/19/2017	300	299

		32,495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 3.7%
AbbVie
1.800%, 05/14/2018	$525	$528
Actavis Funding SCS
1.712%, 03/12/2018 (B)	850	855
1.300%, 06/15/2017	550	548
Amgen
2.125%, 05/15/2017	600	607
Baxalta
1.430%, 06/22/2018 (A) (B)	500	490
Bayer US Finance
0.890%, 10/06/2017 (A) (B)	550	549
Becton Dickinson
1.800%, 12/15/2017	625	628
Celgene
2.125%, 08/15/2018	275	278
DaVita HealthCare Partners
5.000%, 05/01/2025	310	307
ExamWorks Group
5.625%, 04/15/2023	105	107
Mallinckrodt International Finance
4.875%, 04/15/2020 (A)	71	66
McKesson
1.292%, 03/10/2017	370	371
Medtronic
1.500%, 03/15/2018	340	343
Mylan
1.350%, 11/29/2016	450	447
Providence Health & Services Obligated Group
1.410%, 10/01/2016 (B)	800	800
Thermo Fisher Scientific
1.300%, 02/01/2017	145	145
Zimmer Biomet Holdings
1.450%, 04/01/2017	625	625

		7,694

Industrials — 1.5%
Air Lease
2.125%, 01/15/2018	310	307
Catholic Health Initiatives
2.600%, 08/01/2018	305	311
Clean Harbors
5.250%, 08/01/2020	117	120
GATX
1.250%, 03/04/2017	245	243
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	500	500
ILFC E-Capital Trust I
5.230%, 12/21/2065 (A) (B)	500	405

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nielsen Finance
5.000%, 04/15/2022 (A)	$700	$717
PACCAR Financial MTN
1.100%, 06/06/2017	360	361
Sensata Technologies
5.000%, 10/01/2025 (A)	186	187

		3,151

Information Technology — 0.9%
Bankrate
6.125%, 08/15/2018 (A)	300	300
eBay
2.500%, 03/09/2018	300	305
Fidelity National Information Services
2.850%, 10/15/2018	250	254
1.450%, 06/05/2017	210	208
Hewlett Packard Enterprise
2.450%, 10/05/2017 (A)	650	655
TSMC Global
0.950%, 04/03/2016 (A)	250	250

		1,972

Materials — 0.6%
Ball
5.250%, 07/01/2025	123	129
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	350	245
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	140	147
5.875%, 08/15/2023 (A)	105	110
Rio Tinto Finance USA PLC
1.480%, 06/17/2016 (B)	625	625

		1,256

Telecommunication Services — 0.7%
AT&T
1.559%, 06/30/2020 (B)	550	544
British Telecommunications PLC
1.250%, 02/14/2017	295	295
Verizon Communications
2.330%, 09/14/2018 (B)	515	528

		1,367

Utilities — 0.6%
Dominion Gas Holdings
1.050%, 11/01/2016	600	600
Exelon
1.550%, 06/09/2017	180	180

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern
1.300%, 08/15/2017	$390	$389
Talen Energy Supply
4.625%, 07/15/2019 (A)	210	182

		1,351

Total Corporate Obligations (Cost $72,728) ($ Thousands)		70,728

LOAN PARTICIPATIONS — 28.8%
Acadia Healthcare Company, 1st Lien Term Loan
4.500%, 02/16/2023	200	200
4.250%, 02/11/2022	198	198
Acosta
4.250%, 09/24/2021	304	296
Affinion Group Holdings
6.750%, 10/08/2016	1	1
Affinion Group, Term Loan B
6.750%, 04/30/2018	352	312
Air Medical
4.250%, 04/28/2022	824	803
Alere
4.250%, 06/20/2022	695	690
Allison Transmission
3.500%, 08/23/2019	611	610
Amber Holdings Cov-Lite 1st Lien Term Loan
6.640%, 08/13/2019	416	399
Amber Holdings, Draw Term Loan, Lien 1
6.640%, 08/13/2018	28	27
AMC Entertainment, Term Loan
4.000%, 04/30/2020	497	498
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	547	546
American Renal Holdings, 1st Lien Term Loan B
4.510%, 08/20/2019	524	523
American Tire Distributors, 1st Lien
5.280%, 09/01/2021	248	247
Amsurg Cov-Lite, Term Loan
3.500%, 07/16/2021	298	297
Applied Systems, 1st Lien Term Loan
4.250%, 01/25/2021	671	664
Aramark, 1st Lien
3.250%, 02/24/2021 (B)	685	682
Aramark, 1st Lien Term Loan
0.290%, 07/26/2016	4	4
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	641	640

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	$451	$396
Asurion Cov-Lite 2nd Lien Term Loan
9.100%, 03/03/2021	680	635
Asurion LLC
5.000%, 05/24/2019	163	161
Asurion, LLC, Incremental Term Loan B4
5.110%, 07/29/2022	197	193
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/2022	323	322
Avago Technologies Cayman, 1st Lien Term Loan B
4.250%, 02/01/2023 (B)	821	816
Avago, Cov-Lite, 1st Lien Delayed Draw Term Loan B1
4.250%, 02/01/2023	179	179
B&G Foods
3.750%, 11/02/2022	107	107
BE Aerospace
4.000%, 11/19/2021	136	136
BE Aerospace, 1st Lien Term Loan
4.000%, 11/19/2021	119	120
Beacon Roofing, 1st Lien
4.000%, 09/23/2022	250	249
Berry Plastics, 1st Lien
4.000%, 09/16/2022	278	278
Black Knight
3.750%, 05/09/2022	53	53
Booz Allen Hamilton, 1st Lien Term Loan B1
3.750%, 07/31/2019	246	247
Burger King Term Loan B
3.750%, 12/10/2021	66	66
Calpine B5 Cov-Lite Term Loan
3.500%, 05/20/2022	662	652
Catalent Pharma Solutions, 1st Lien Term Loan B
4.250%, 05/20/2021	493	492
CCM Merger
4.500%, 08/06/2021	365	364
CDW, Term Loan
3.250%, 04/29/2020	586	584
Ceramtec Acquisition
4.250%, 08/30/2020	80	79
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	194	193
Ceridian, Cov-Lite, 1st Lien Term Loan
4.500%, 09/15/2020	100	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Charter Communications Operating LLC, Term Loan E
3.000%, 04/10/2020	$312	$310
Chief Exploration
7.500%, 05/16/2021	460	269
ClubCorp Club Operations, 1st Lien Term Loan
4.250%, 07/24/2020	204	203
CommScope 5/15 Incremental Cov-Lite Term Loan B
3.750%, 12/29/2022	199	199
CommScope Cov-Lite Term Loan B-1
3.750%, 05/29/2022	1	1
Communications Sales and Leasing
5.000%, 10/14/2022	90	87
Constantia Flexibles, 1st Lien
4.750%, 04/30/2022	32	32
Constantinople Acquisition
4.750%, 04/30/2022	166	165
ConvaTec, Dollar Term Loan
4.250%, 12/30/2016	152	151
Coty, Inc.
3.750%, 10/27/2022	205	204
3.750%, 01/26/2023	410	409
Cumulus Media Holdings, 1st Lien Term Loan B
0.000%, 12/23/2020	664	447
DaVita HealthCare Partners, Term Loan B
3.500%, 06/18/2021	398	398
Dex Media West LLC, New Term Loan
8.000%, 12/30/2016	370	144
Dollar Tree, Term Loan B-1
3.500%, 07/06/2022	429	430
EFS Cogen Holdings, 1st Lien Term Loan
3.750%, 12/17/2020	185	182
Emerald Performance Materials, 1st Lien Initial Term Loan
4.500%, 07/30/2021	300	294
Emergency Medical Services Cov-Lite, Term Loan
4.250%, 05/25/2018	21	21
Emergency Medical Services, Initial Term Loan
4.250%, 04/27/2018	282	281
4.250%, 05/25/2018	138	138
EMI Music Publishing, Ltd., Term Loan
4.000%, 08/19/2022	425	424
Endurance International, 1st Lien Term Loan
6.230%, 11/09/2019	353	336

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy & Exploration Partners, 1st Lien Term Loan
11.000%, 01/22/2019	$39	$38
Energy & Exploration Partners, 1st Lien Term Loan B
7.750%, 01/22/2019	627	67
Energy Transfer Equity, 1st Lien
3.250%, 12/02/2019	250	222
Entegris, 1st Lien Term Loan B
3.500%, 04/30/2021	586	584
Environmental Resources
5.000%, 05/07/2021	46	40
Epicor
4.750%, 06/01/2022	238	225
Equinox Fitness Clubs, Cov-Lite, 1st Lien Term Loan B
5.000%, 01/31/2020	729	725
Evergreen Skillsoft, 1st Lien Initial Term Loan
5.750%, 04/28/2021	726	579
First Data, 1st Lien Term Loan
4.182%, 07/08/2022	100	99
3.932%, 03/23/2018	504	503
Four Seasons, Term Loan, 1st Lien
3.500%, 06/27/2020	643	637
Generac Power Systems, Term Loan B
3.530%, 06/22/2018	599	593
Gray Television, Cov-Lite, 1st Lien Term Loan
3.750%, 06/13/2021	151	151
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	888	871
Harbor Freight Tools
4.750%, 07/26/2019	220	220
Headwaters, 1st Lien Term Loan B
4.500%, 03/11/2022	379	380
Hill-Rom Holdings, Inc., Term Loan, 1st Lien
3.500%, 09/08/2022	64	64
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	182	182
3.500%, 10/25/2020 (B)	207	207
Houghton Mifflin Cov-Lite Term Loan B
4.000%, 05/28/2021	348	340
Hub International, 1st Lien Term Loan
4.000%, 10/02/2020	1,079	1,050
Hyperion Insurance Group
5.500%, 04/29/2022	268	255
IMS Health
3.500%, 03/17/2021	571	569

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ina Beteiligungs, 1st Lien Term Loan B
4.250%, 05/15/2020	$144	$144
Ineos Holdings Limited Cov-Lite
3.750%, 04/27/2018	597	590
Ineos US Finance, 1st Lien
4.250%, 03/11/2022	60	59
Informatica
4.500%, 06/03/2022	269	264
Intelsat Jackson Holdings
3.750%, 06/30/2019 (B)	288	268
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 06/10/2021	720	707
Jeld-Wen
4.750%, 07/01/2022	499	497
Jeld-Wen, Term Loan B, 1st Lien
5.250%, 09/24/2021	206	206
JHT Holding, 2nd Lien Term Loan
12.500%, 04/30/2016 (D) (E)	53	18
Kenan Advantage, Cov-Lie, Initial Term Loan, 1st Lien
4.000%, 07/29/2022	137	135
Kenan Advantage, Delayed Draw Term Loan
1.500%, 01/23/2017	19	—
Kenan Advantage, Initial Term Loan B
4.000%, 07/29/2022	44	43
Klockner Pentaplast of America
5.000%, 04/22/2020	76	76
5.000%, 04/28/2020	32	32
Kronos 2/13 Cov-Lite 1st Lien Term Loan
4.500%, 10/30/2019	954	950
Language Line, LLC, Term Loan, 1st Lien
6.500%, 06/11/2021	610	607
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	210	208
Leslie’s Poolmart Cov-Lite, 1st Lien
4.250%, 10/16/2019	581	575
Level 3 Communications
4.000%, 08/01/2019	750	751
Life Time Fitness, Inc., Closing Date Term Loan
4.250%, 06/10/2022	356	351
Light Tower Fiber LLC, Term Loan
4.000%, 04/13/2020	195	193
Mallinckrodt International Finance
3.250%, 03/19/2021	299	288
Mattress Firm Holdings Term Loan
6.250%, 10/20/2021	120	119

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Media General, Term Loan
4.000%, 07/31/2020	$152	$151
MEG Energy
3.750%, 03/21/2020	622	500
MGM Resorts, Term Loan B
3.500%, 12/20/2019	389	388
Millenium Laboratories, 1st Lien Term Loan
0.075%, 12/21/2020	222	210
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	320	309
Mueller Water Products, 1st Lien Term Loan B
4.000%, 11/19/2021	91	91
Mueller Water Products, Inc., Initial Loan
4.000%, 11/19/2021	6	6
Murray Energy, Cov-Lite, 1st Lien Term Loan B2
14.820%, 04/16/2020	174	88
NBTY 10/17 Cov-Lite,
3.500%, 10/01/2017	481	478
Neiman Marcus, Cov-Lite, 1st Lien Term Loan
4.250%, 10/25/2020	387	353
Nelson Education, 1st Lien Term Loan
12.000%, 10/01/2020	154	61
Numericable US, 1st Lien Term Loan B1
4.500%, 05/21/2020	176	175
Numericable US, 1st Lien Term Loan B2
4.500%, 05/21/2020	153	151
NXP B.V. (NXP Funding LLC), Tranche B Loan
3.750%, 12/07/2020	181	181
Ocwen Financial
5.500%, 02/15/2018	29	28
ON Semiconductor, Cov-Lite, 1st Lien Term Loan B
0.000%, 03/31/2023 (C)	375	375
Onex York Acquisition, 1st Lien Term Loan B
4.750%, 10/01/2021	681	578
Peabody Energy, 1st Lien Term Loan B Cov-Lite
4.250%, 09/24/2020	127	46
Penn Products Terminals
4.750%, 04/13/2022	139	126
PetSmart, Inc., Cov-Lite, Term Loan B1
4.250%, 03/10/2022	33	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PetSmart, Inc., Tranche B-1 Loan
4.250%, 03/10/2022	$66	$66
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	700	693
Pilot Travel Centers LLC, Refinancing Tranche B Term Loan
3.750%, 10/01/2021	731	733
Post Holdings, 1st Lien Term Loan B
3.750%, 06/02/2021	57	57
Quebecor
3.250%, 08/17/2020	117	115
Quintiles Transnational
3.250%, 05/06/2022	298	298
Radnet
5.750%, 10/10/2018	10	10
4.250%, 10/10/2018	705	689
Realogy, Extended Term Loan
0.150%, 10/10/2016	28	28
Redtop Acquisitions, 1st Lien
4.500%, 12/03/2020	98	97
Regal Cinemas
3.750%, 04/01/2022	99	100
Regal Cinemas, 1st Lien
3.750%, 04/01/2022	173	174
Rexnord 8/13 Cov-Lite TLB
4.000%, 08/21/2020	69	68
Rexnord LLC, Term Loan B
4.000%, 08/21/2020	221	217
Royal Adhesives & Sealants
4.500%, 06/20/2022	127	123
SBA Finance
3.250%, 06/10/2022	518	514
Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/21/2021	701	308
Seaworld
3.000%, 05/30/2020	146	141
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/08/2020	494	488
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/2019	567	566
Signode Industrial Group
3.750%, 05/01/2021	300	291
Sinclair Television Cov-Lite Term Loan B-1
3.500%, 07/30/2021	199	199
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.000%, 11/15/2019	412	409

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Solvay
4.750%, 12/01/2021	$1	$1
Spectrum Brands
3.500%, 06/23/2022	439	440
Spectrum Brands, 1st Lien
3.500%, 06/23/2022	19	20
SS&C European Holdings, S.a.r.l, Term B-2 Loan
4.083%, 07/08/2022	12	12
4.000%, 07/08/2022	43	44
SS&C Technologies, Inc., Term B-1 Loan
4.083%, 07/08/2022	31	32
4.000%, 07/08/2022	353	353
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	856	848
Sterigenics-Nordion Cov-Lite Term Loan B
4.250%, 05/16/2022	269	266
Surgical Care Affiliates, 1st Lien
4.250%, 03/11/2022	372	371
Syncreon Holdings, Cov-Lite, 1st Lien Term Loan
5.250%, 10/28/2020	980	802
Syniverse, 1st Lien Term Loan
5.000%, 04/23/2019	140	103
TASC, 1st Lien Term Loan
7.000%, 05/22/2020	75	72
Telesat Canada, Term Loan B
3.520%, 03/28/2019 (B)	388	385
Templar Energy LLC, 2nd Lien New Term Loan
8.500%, 11/25/2020	467	46
Texas Competitive Electric Holdings Company, 1st Lien Extending Term Loan
4.683%, 10/10/2017 (F)	154	44
Townsquare Media, 1st Lien
4.250%, 03/25/2022	185	183
TransDigm, Cov-Lite, 1st Lien, Term Loan D
3.750%, 06/04/2021	504	496
Transunion
3.540%, 04/09/2021	983	972
Tribune Media, Term Loan, 1st Lien
3.750%, 12/27/2020	439	437
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	466	205
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	161	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. Renal Care, 1st Lien Term Loan
5.250%, 11/17/2022	$502	$500
Univar
4.250%, 07/01/2022	90	88
Univar, Term Loan, 1st Lien
4.250%, 07/01/2022	90	89
Univision Communications
4.000%, 03/01/2020	837	828
Valeant Pharmaceuticals
3.500%, 02/13/2019	95	90
Valeant Pharmaceuticals International, Term Loan E
3.750%, 08/05/2020	398	375
Valeant Pharmaceuticals, 1st Lien
4.240%, 04/01/2022	330	311
Vanity LLC, 1st Lien Term Loan B
3.750%, 06/13/2021	241	242
Vantiv LLC
3.750%, 06/13/2021	3	3
Verint Systems, 1st Lien Term Loan B
3.500%, 09/06/2019	390	390
Vertafore, Term Loan, 1st Lien
4.250%, 11/30/2019	350	349
Warner Music Group, Term Loan
3.750%, 07/01/2020	491	483
Waste Industries, 1st Lien
4.250%, 02/20/2020	397	397
WaveDivision Holdings
4.000%, 08/09/2019	370	366
WaveDivision Holdings, 2nd Lien
4.000%, 10/15/2019	1	1
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	240	239
WCA Waste Syterms, Term Loan
4.000%, 03/23/2018	1	1
Weight Watchers 4/13 Cov-Lite 1st Lien Term Loan B-2
4.000%, 04/02/2020	204	150
Weight Watchers International, 1st Lien Term Loan B2
3.870%, 04/02/2020	1	—
West
3.250%, 06/30/2018	288	287
Western Digital, Cov-Lite, 1st Lien Term Loan B
0.000%, 03/30/2023 (C)	135	133
Wideopenwest Finance
4.500%, 04/01/2019	621	614
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/31/2019	688	677
XPO Logistics
5.500%, 11/01/2021	372	373

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ziggo, 1st Lien Term Loan B1
3.601%, 01/15/2022	$15	$15
3.500%, 01/15/2022	292	289
Ziggo, 1st Lien Term Loan B2
3.500%, 01/15/2022	173	171
Ziggo, 1st Lien Term Loan B3
3.601%, 01/15/2022	309	306
Zuffa
3.800%, 02/25/2020	199	197

Total Loan Participations (Cost $63,185) ($ Thousands)		59,742

ASSET-BACKED SECURITIES — 13.8%

Automotive — 7.5%
Ally Auto Receivables Trust 2014-SN1, Ser 2014-SN1, Cl A4
0.950%, 06/20/2018	500	500
Ally Auto Receivables Trust 2015-SN1, Ser 2015-SN1, Cl A3
1.210%, 12/20/2017	650	650
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	116	116
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (A)	34	34
AmeriCredit Automobile Receivables 2016-1, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	335	335
AmeriCredit Automobile Receivables Trust
1.260%, 04/08/2019	435	435
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	624	623
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	250	249
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.731%, 01/15/2021 (A) (B)	56	56
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.720%, 01/22/2019	445	446
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	570	570
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Carmax Auto Owner Trust, Ser 2013-2, Cl A4
0.840%, 11/15/2018	$700	$697
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	545	545
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.880%, 01/07/2025 (A) (B)	348	348
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.850%, 03/07/2026 (A) (B)	336	336
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (A)	95	95
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	58	58
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	68	67
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	179	179
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (A)	345	345
Enterprise Fleet Financing, Ser 2013-2, Cl A3
1.510%, 03/20/2019 (A)	300	300
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	83	82
Fifth Third Auto Trust, Ser 2015-1, Cl A3
1.420%, 03/16/2020	350	351
First Investors Auto Owner Trust 2014-1, Ser 2014-1A, Cl A3
1.490%, 01/15/2020 (A)	554	553
First Investors Auto Owner Trust 2016-1, Ser 2016-1A, Cl A1
1.920%, 05/15/2020 (A)	387	388
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	3	3
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	83	83
Ford Credit Auto Lease Trust 2015-B, Ser 2015-B, Cl B
1.920%, 03/15/2019	325	326
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	580	580

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	$347	$348
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	700	709
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	380	380
GM Financial Automobile Leasing Trust 2015-3, Ser 2015-3, Cl A2A
1.170%, 06/20/2018	650	649
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	134	134
Mercedes Benz Auto Lease Trust, Ser 2015-A, Cl A4
1.210%, 10/15/2020	200	200
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	490	491
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	365	364
Prestige Auto Receivables Trust 2016-1, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (A)	360	360
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	37	37
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (A)	147	147
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	545	551
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	345	345
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (A)	81	81
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (A)	91	91
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (A)	478	477
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (A)	219	218

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 07/15/2019	$545	$544

		15,591

Credit Cards — 1.9%
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.790%, 03/16/2020 (B)	190	190
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.690%, 04/15/2019 (B)	750	747
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.856%, 07/15/2020 (B)	650	651
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	490	490
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	485	485
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	800	802
World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/2021	640	639

		4,004

Non-Agency Mortgage-Backed Obligations — 0.1%
Towd Point Mortgage Trust 2016-1, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A) (B)	190	190

Other Asset-Backed Securities — 4.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.140%, 01/25/2035 (B)	201	198
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.550%, 09/25/2034 (B)	151	149
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	600	600
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	800	801
CIFC Funding Ltd., Ser 2013-1A, Cl A1
1.790%, 04/16/2025 (A) (B)	485	479

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.673%, 01/25/2036 (B)	$293	$289
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	90
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.830%, 02/15/2019 (B)	250	250
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.936%, 05/15/2020 (A) (B)	430	430
GreatAmerica Leasing Receivables Funding Series 2016-1, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (A)	455	454
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (A)	240	240
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	26	26
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (A)	339	339
MMAF Equipment Finance, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (A)	745	742
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (A)	143	143
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (A)	138	138
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T3, Cl AT3
2.540%, 11/15/2046 (A)	650	651
NYCTL 2015-A Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (A)	304	302
Ocwen Master Advance Receivables Trust, Ser 2015-1, Cl AT1
2.537%, 09/17/2046 (A)	275	275
Ocwen Master Advance Receivables Trust, Ser 2015-T2, Cl AT2
2.532%, 11/15/2046 (A)	225	225
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.970%, 03/25/2026 (B)	206	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.290%, 12/16/2024 (A) (B)	$27	$27
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	486	484
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (A)	520	520
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.663%, 07/25/2036 (A) (B)	446	444
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.590%, 02/25/2036 (B)	153	152
Volvo Financial Equipment LLC, Ser 2013- 1A, Cl A3
0.740%, 03/15/2017 (A)	13	13
Volvo Financial Equipment LLC, Ser 2014- 1A, Cl A3
0.820%, 04/16/2018 (A)	225	224

		8,888

Total Asset-Backed Securities (Cost $28,696) ($ Thousands)		28,673

MORTGAGE-BACKED SECURITIES — 10.8%

Agency Mortgage-Backed Obligations — 3.7%
FHLMC
6.000%, 09/01/2026	74	84
2.000%, 08/25/2016	1,960	1,971
FNMA
6.500%, 09/01/2026	52	59
6.000%, 11/01/2026 to 04/01/2040	400	456
5.000%, 02/01/2023 to 03/01/2025	113	122
3.000%, 12/01/2030	1,562	1,632
FNMA TBA
3.500%, 04/01/2041	900	950
3.000%, 04/25/2026	1,500	1,567
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.888%, 10/07/2020 (B)	294	293
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.890%, 01/08/2020 (B)	382	382

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.840%, 03/11/2020 (B)	$125	$125
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.820%, 03/06/2020 (B)	74	74

		7,715

Non-Agency Mortgage-Backed Obligations — 7.1%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.910%, 08/25/2035 (B)	148	145
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.910%, 11/25/2034 (B)	75	74
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.900%, 04/25/2035 (B)	201	184
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.320%, 10/25/2035 (B)	168	146
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	227	228
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	375	380
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	661	675
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.540%, 12/10/2049 (B)	350	361
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
5.860%, 12/10/2049 (B)	447	467
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	125	125
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	558	569
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
2.750%, 09/25/2034 (B)	53	52
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	541	565

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.780%, 06/10/2046 (B)	$116	$115
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	107	107
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	171	171
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	22	22
Comm Mortgage Trust, Ser 2014-BBG, Cl A
1.270%, 03/15/2029 (A) (B)	340	332
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	29	29
Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.640%, 07/25/2024 (B)	442	440
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Ser C2, Cl A3
5.542%, 01/15/2049 (B)	400	407
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	29	29
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.283%, 04/25/2024 (B)	256	256
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.390%, 05/25/2024 (B)	154	153
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.400%, 05/25/2024 (B)	230	227
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.590%, 05/25/2025 (B)	115	114
GE Business Loan Trust, Ser 2004-2A, Cl A
0.670%, 12/15/2032 (A) (B)	18	18
GE Business Loan Trust, Ser 2004-2A, Cl B
0.930%, 12/15/2032 (A) (B)	13	13
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	65	65

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	$67	$69
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	104	104
Hilton USA, Ser 2013-HLF, Cl AFL
1.450%, 11/05/2030 (A) (B)	222	221
Impac CMB Trust, Ser 2005-1, Cl 1A1
1.070%, 04/25/2035 (B)	186	166
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.940%, 04/17/2045 (B)	92	92
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	10	10
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	136	136
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
3.030%, 10/25/2036 (B)	397	369
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	487	497
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (B)	467	477
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.084%, 04/15/2041 (B)	348	368
LB-UBS Commercial Mortgage Trust, Ser 2009-C7, Cl A3
5.347%, 11/15/2038	390	394
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.960%, 12/25/2034 (B)	120	119
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049	601	608
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	492	501
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	31	31

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I Trust 2006-IQ12, Ser IQ12, Cl A4
5.332%, 12/15/2043	$603	$609
Morgan Stanley Capital I Trust 2007-TOP25, Ser T25, Cl A3
5.514%, 11/12/2049 (B)	301	305
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	205	202
MortgageIT Trust, Ser 2005-5, Cl A1
0.780%, 12/25/2035 (B)	588	523
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.950%, 02/25/2035 (B)	167	165
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
1.170%, 11/20/2034 (B)	129	118
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
1.070%, 12/20/2034 (B)	104	100
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.710%, 03/20/2035 (B)	60	55
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	534	533
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	164	164
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	168	168
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	166	165
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (B)	234	234
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.830%, 03/25/2036 (B)	246	219
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	150	149
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.860%, 01/25/2035 (B)	176	175
WFRBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	24	24

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	$154	$153
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	90	90

		14,782

Total Mortgage-Backed Securities (Cost $22,775) ($ Thousands)		22,497

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
FFCB
0.590%, 02/06/2017	1,750	1,750
FHLB
0.500%, 09/28/2016	1,670	1,670
FNMA
1.250%, 09/28/2016	6,500	6,523

Total U.S. Government Agency Obligations (Cost $9,941) ($ Thousands)		9,943

COLLATERALIZED DEBT OBLIGATIONS — 3.6%
Apidos CLO XII, Ser 2013-12A, Cl A
1.750%, 04/15/2025 (A) (B)	550	542
Apidos CLO XVII, Ser 2014-17A, Cl A1A
2.120%, 04/17/2026 (A) (B)	350	349
Cent CLO 16, Ser 2014-16AR, Cl A1AR
1.590%, 08/01/2024 (A) (B)	500	498
Cent CLO 20, Ser 2014-20A, Cl A
2.120%, 01/25/2026 (A) (B)	625	620
Dryden XXXI Senior Loan Fund, Ser 2014- 31A, Cl A
1.990%, 04/18/2026 (A) (B)	510	504
Gramercy Park CLO, Ser 2014-1A, Cl A1R
1.930%, 07/17/2023 (A) (B)	400	397
ING Investment Management CLO, Ser 2014-1A, Cl A1
2.130%, 04/18/2026 (A) (B)	510	507
Limerock CLO II, Ser 2014-2A, Cl A
2.150%, 04/18/2026 (A) (B)	600	593
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
2.092%, 04/15/2026 (A) (B)	440	438
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
1.770%, 07/17/2025 (A) (B)	550	541

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
1.770%, 04/20/2025 (A) (B)	$330	$326
Race Point VI CLO Ltd., Ser 2014-6A, Cl BR
2.775%, 05/24/2023 (A) (B)	525	509
Symphony CLO Ltd., Ser 2014-8AR, Cl BR
2.420%, 01/09/2023 (A) (B)	805	788
Voya CLO 2012-1, Ser 2014-1A, Cl A1R
1.840%, 03/14/2022 (A) (B)	371	370
Voya CLO 2012-1, Ser 2014-1A, Cl A2R
2.482%, 03/14/2022 (A) (B)	500	496

Total Collateralized Debt Obligations (Cost $7,560) ($ Thousands)		7,478

MUNICIPAL BONDS — 1.4%

California — 0.3%
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.934%, 07/01/2041 (B)	565	565

Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	354
1.298%, 07/01/2016	570	571

		925

Illinois — 0.2%
Illinois State, Ser B, GO
1.780%, 04/01/2016	400	400

New Jersey — 0.5%
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,000	1,000

Total Municipal Bonds (Cost $2,885) ($ Thousands)		2,890

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	43

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

March 31, 2016

	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 0.0%
JHT Holding *	4,002	$—
Millennium *	6,490	98
Nelson Education *	26,098	—

Total Common Stock (Cost $20) ($ Thousands)		98

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	4,725,140	4,725

Total Cash Equivalent (Cost $4,725) ($ Thousands)		4,725

REPURCHASE AGREEMENT (G) — 1.3%
Goldman Sachs 0.300%, dated 03/31/2016, to be repurchased on 04/01/2016, repurchase price $2,700,023 (collateralized by various FMAC and FNMA obligations, ranging in par value $1,000 - $2,508,562, 4.000% - 5.500%, 09/01/2044 - 03/01/2046; total market value $2,754,001)	$2,700	2,700

Total Repurchase Agreement (Cost $2,700) ($ Thousands)		2,700

Total Investments — 100.9% (Cost $215,215) ($ Thousands)		$209,474

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(10)	Jun-2016	$2
U.S. 2-Year Treasury Note	(3)	Jul-2016	—
U.S. 5-Year Treasury Note	4	Jun-2016	(1)

			$1

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $207,572 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(C)	Unsettled bank loan. Interest rate not available.
(D)	Security considered illiquid and restricted. The total value of such a security as of March 31, 2016 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2016 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Security is in default on interest payment.

(G)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$70,728	$—	$70,728
Loan Participations	—	59,724	18	59,742
Asset-Backed Securities	—	28,673	—	28,673
Mortgage-Backed Securities	—	22,497	—	22,497
U.S. Government Agency Obligations	—	9,943	—	9,943
Collateralized Debt Obligations	—	7,478	—	7,478
Municipal Bonds	—	2,890	—	2,890
Common Stock	98	—	—	98
Cash Equivalent	4,725	—	—	4,725
Repurchase Agreement	—	2,700	—	2,700

Total Investments in Securities	$4,823	$204,633	$18	$209,474

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2	$—	$—	$2
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.2%

Agency Mortgage-Backed Obligations — 24.8%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$452	$510
7.000%, 05/01/2024 to 03/01/2039	397	451
6.500%, 06/01/2017 to 09/01/2039	350	380
6.000%, 03/01/2020 to 07/01/2037	1,430	1,558
5.500%, 02/01/2017 to 11/01/2035	1,604	1,704
5.000%, 10/01/2018 to 07/01/2044	8,140	8,964
4.500%, 08/01/2020 to 03/01/2044	4,122	4,435
4.000%, 04/01/2019 to 04/01/2046	28,129	30,191
3.500%, 11/01/2029 to 04/01/2046	59,663	62,862
3.000%, 08/01/2030 to 01/01/2046	7,509	7,730
FHLMC ARM (A)
3.090%, 02/01/2045	466	485
2.880%, 01/01/2044	483	499
2.753%, 08/01/2044	126	130
2.729%, 08/01/2045	1	1
2.627%, 12/01/2042	572	589
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	6	6
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	556	613

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	$106	$124
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	648	728
FHLMC CMO, Ser 2005-2945, Cl SA
11.509%, 03/15/2020 (A)	278	305
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,270	1,445
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	343	373
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.594%, 05/15/2038 (A)	100	11
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.794%, 01/15/2040 (A)	104	18
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.514%, 10/15/2041 (A)	826	138
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,477	1,524
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.614%, 08/15/2039 (A)	1,322	228
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.614%, 07/15/2042 (A)	72	18
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,351	135
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.614%, 08/15/2042 (A)	139	22
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.714%, 11/15/2042 (A)	140	29
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.723%, 11/15/2042 (A)	217	46
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.714%, 11/15/2042 (A)	149	29
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	2,030	2,077
FHLMC CMO, Ser 2013-4174, Cl SA, IO
5.764%, 05/15/2039 (A)	441	70

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.814%, 09/15/2042 (A)	$419	$80
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	897	939
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.724%, 04/15/2041 (A)	787	57
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	3,207	3,283
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	950	1,016
FHLMC CMO, Ser 2015-4462, Cl DA
4.000%, 04/15/2040	396	422
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.643%, 06/25/2020 (A)	2,855	144
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.628%, 07/25/2021 (A)	1,353	95
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.551%, 10/25/2021 (A)	290	20
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	1,465	1,569
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025	665	705
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
2.086%, 08/25/2024 (A)	255	255
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.683%, 01/25/2025 (A)	103	103
FHLMC TBA
4.000%, 06/15/2041	6,100	6,486
3.500%, 05/01/2041 to 06/01/2041	6,800	7,103
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,426	1,634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 05/01/2017 to 05/01/2040	$220	$239
6.000%, 10/01/2019 to 07/01/2037	3,047	3,487
5.717%, 08/25/2045	480	107
5.500%, 09/01/2016 to 08/01/2038	495	538
5.000%, 01/01/2020 to 07/01/2044	7,433	8,309
4.500%, 01/01/2020 to 02/01/2046	27,151	29,724
4.000%, 08/01/2020 to 03/01/2046	48,449	52,309
3.840%, 08/01/2021	2,976	3,253
3.762%, 12/01/2020	2,842	3,085
3.665%, 10/01/2020	1,607	1,735
3.619%, 12/01/2020	1,864	2,015
3.500%, 12/01/2029 to 03/01/2046	43,372	45,773
3.000%, 08/01/2033 to 08/01/2043	15,088	15,608
2.830%, 06/01/2022	1,180	1,239
2.500%, 10/01/2042	861	858
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.507%, 09/25/2022 (A)	19,097	471
FNMA ACES, Ser 2014-M12, Cl FA
0.726%, 10/25/2021 (A)	1,553	1,534
FNMA ARM (A)
4.375%, 04/01/2040	354	377
3.192%, 10/01/2043	442	462
2.822%, 05/01/2043	227	235
2.791%, 11/01/2042	922	953
2.738%, 02/01/2045	602	624
2.734%, 01/01/2045	697	722
2.727%, 01/01/2045	638	660
2.283%, 10/01/2035	2,081	2,181
2.273%, 11/01/2035	277	290
2.258%, 11/01/2035	310	325
2.251%, 11/01/2035	315	330
2.239%, 11/01/2035	241	253
2.236%, 11/01/2035	1,157	1,211
2.199%, 11/01/2035	249	261
2.196%, 10/01/2035	1,382	1,446
2.163%, 10/01/2035	191	199
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	664	107
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	985	90
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	820	146

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	$240	$265
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	918	997
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	2,170	447
FNMA CMO, Ser 2006-112, Cl ST, IO
6.267%, 11/25/2036 (A)	1,722	276
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (A)	145	178
FNMA CMO, Ser 2008-22, Cl SI, IO
5.997%, 03/25/2037 (A)	2,857	201
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	2,309	2,135
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	619	116
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,206	2,599
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	951	83
FNMA CMO, Ser 2011-96, Cl SA, IO
6.117%, 10/25/2041 (A)	1,989	359
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	2,618	2,699
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.717%, 11/25/2042 (A)	454	106
FNMA CMO, Ser 2012-128, Cl SL, IO
5.717%, 11/25/2042 (A)	304	64
FNMA CMO, Ser 2012-133, Cl CS, IO
5.717%, 12/25/2042 (A)	562	107
FNMA CMO, Ser 2012-133, Cl SA, IO
5.717%, 12/25/2042 (A)	147	30
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	415	431
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	130	145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	$363	$372
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	561	641
FNMA CMO, Ser 2012-70, Cl YS, IO
6.217%, 02/25/2041 (A)	183	26
FNMA CMO, Ser 2012-74, Cl SA, IO
6.217%, 03/25/2042 (A)	637	116
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	49	45
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	98	90
FNMA CMO, Ser 2012-93, Cl SG, IO
5.667%, 09/25/2042 (A)	334	64
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.717%, 02/25/2043 (A)	1,080	223
FNMA CMO, Ser 2013-10, Cl JS, IO
5.717%, 02/25/2043 (A)	1,041	209
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,160
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	624	720
FNMA CMO, Ser 2013-9, Cl SA, IO
5.717%, 03/25/2042 (A)	784	121
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	4,494	5,023
FNMA CMO, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,923
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,993
FNMA CMO, Ser 2015-55, Cl IO, IO
1.569%, 08/25/2055 (A)	1,524	97
FNMA CMO, Ser 2015-M2, Cl A3
3.049%, 12/25/2024 (A)	2,592	2,699
FNMA CMO, Ser 2015-M7, Cl AB2
2.502%, 12/25/2024	540	546

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2015-M13, Cl A2
2.710%, 06/25/2025 (A)	$130	$134
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (A)	2,259	2,346
FNMA TBA
5.000%, 05/01/2038	1,500	1,658
4.500%, 04/14/2033	1,465	1,594
4.000%, 04/01/2039	38,375	41,001
3.500%, 04/01/2041 to 05/15/2045	2,105	2,255
3.000%, 04/25/2026 to 04/01/2043	3,880	3,991
2.500%, 04/25/2027	7,285	7,479
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (B)	12,827	123
FREMF Mortgage Trust, Ser 2015-K47, Cl B
3.723%, 06/25/2048 (A) (B)	670	576
GNMA
8.000%, 11/15/2029 to 09/15/2030	58	64
7.500%, 03/15/2029	76	93
6.500%, 07/15/2028 to 09/15/2035	2,451	2,866
6.000%, 10/15/2023 to 10/20/2040	4,532	5,203
5.000%, 07/20/2040 to 11/20/2045	1,206	1,334
4.500%, 04/20/2041 to 02/20/2046	3,923	4,287
4.000%, 10/15/2041 to 03/20/2046	9,608	10,339
3.500%, 07/20/2045 to 11/20/2045	6,030	6,381
3.000%, 08/20/2045 to 09/20/2045	5,598	5,807
2.500%, 10/20/2045 (A)	885	905
GNMA ARM
2.500%, 05/20/2045 to 08/20/2045 (A)	2,462	2,516
GNMA CMO, Ser 2007-17, Cl IB, IO
5.818%, 04/20/2037 (A)	869	177
GNMA CMO, Ser 2010-31, Cl GS, IO
6.068%, 03/20/2039 (A)	153	13
GNMA CMO, Ser 2010-4, Cl NS, IO
5.960%, 01/16/2040 (A)	6,882	1,323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-85, Cl HS, IO
6.218%, 01/20/2040 (A)	$140	$18
GNMA CMO, Ser 2010-H27, Cl FA
0.810%, 12/20/2060 (A)	1,546	1,527
GNMA CMO, Ser 2010-H28, Cl FE
0.830%, 12/20/2060 (A)	907	897
GNMA CMO, Ser 2011-H08, Cl FG
0.910%, 03/20/2061 (A)	982	975
GNMA CMO, Ser 2011-H09, Cl AF
0.930%, 03/20/2061 (A)	672	665
GNMA CMO, Ser 2012-152, Cl IO, IO
0.757%, 01/16/2054 (A)	9,326	540
GNMA CMO, Ser 2012-34, Cl SA, IO
5.618%, 03/20/2042 (A)	711	153
GNMA CMO, Ser 2012-43, Cl SN, IO
6.170%, 04/16/2042 (A)	58	14
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	970	88
GNMA CMO, Ser 2012-98, Cl SA, IO
5.917%, 08/16/2042 (A)	492	79
GNMA CMO, Ser 2013-162, Cl IO, IO
1.095%, 09/16/2046 (A)	7,643	441
GNMA CMO, Ser 2013-178, Cl IO, IO
0.919%, 06/16/2055 (A)	1,670	93
GNMA CMO, Ser 2015-67, Cl A
2.500%, 03/16/2050	621	632
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	193	39
GNMA TBA
4.000%, 04/01/2040	400	427
3.500%, 05/15/2041 to 04/15/2045	15,360	16,211
3.000%, 04/15/2043 to 05/01/2043	24,100	24,935
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	159	159
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.808%, 11/06/2017 (A)	1,121	1,120

		519,279

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 6.4%
Adjustable Rate Mortgage Trust, Ser 2004- 2, Cl 3A1
2.443%, 02/25/2035 (A)	$1,852	$1,764
Adjustable Rate Mortgage Trust, Ser 2007- 1, Cl 5A31
0.573%, 03/25/2037 (A)	2,651	1,981
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.585%, 08/25/2035 (A)	2,445	2,073
Alternative Loan Trust, Ser 2006-18CB, Cl A6
26.868%, 07/25/2036 (A)	418	753
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.623%, 09/25/2046 (A)	552	462
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.833%, 09/25/2037 (A)	3,023	1,830
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.623%, 12/25/2046 (A)	1,938	1,209
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.866%, 06/25/2045 (A)	2,036	1,969
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.616%, 11/25/2045 (A)	1,921	1,431
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (B)	820	842
BCAP Trust, Ser 2015-RR2, Cl 21A1
0.827%, 03/28/2037 (A) (B)	1,475	1,384
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.505%, 05/25/2034 (A)	210	197
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,823	1,830
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.217%, 11/25/2035 (A)	5,494	1,808
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl AJ
5.394%, 01/15/2046 (A)	590	543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CD Commercial Mortgage Trust, Ser 2007- CD3, Cl AJ
5.688%, 10/15/2048	$170	$102
CD Commercial Mortgage Trust, Ser 2007- CD4, Cl AJ
5.398%, 12/11/2049 (A)	307	242
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	729	812
CGBRAM Commerical Mortgage Trust, Ser 2014-HD, Cl E
3.436%, 02/15/2031 (A) (B)	640	602
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.386%, 06/15/2031 (A) (B)	630	629
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	270	241
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.144%, 12/10/2049 (A)	140	111
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (B)	655	680
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.400%, 03/10/2047 (A) (B)	780	551
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A4
3.622%, 07/10/2047	100	106
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	275	291
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	855	930
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.790%, 07/10/2046 (A) (B)	13,060	411
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (B)	100	103
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	721	726
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	171	171

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (B)	$620	$691
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	216
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	134	133
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	210	228
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	57	63
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	48	48
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	98
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (A)	40	41
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	109	108
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.254%, 07/10/2045 (A) (B)	780	594
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	310	327
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.537%, 06/15/2034 (A) (B)	870	811
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	405	435
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	229	243
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	202
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	275	289
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	669	714
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (B)	670	690

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2015-PC1, Cl A5
3.902%, 07/10/2050	$212	$229
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (A) (B)	650	683
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	62
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	105
Connecticut Avenue Securities, Ser 2014- C03, Cl 1M2
3.433%, 07/25/2024 (A)	4,810	4,387
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.848%, 02/10/2034 (A) (B)	630	617
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	96	97
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
5.671%, 06/15/2038 (A)	834	701
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	660	554
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.587%, 01/15/2049 (A)	291	298
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AJ
5.699%, 06/15/2039 (A)	540	491
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)	270	248
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.704%, 10/25/2033 (A)	1,436	1,407
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.108%, 03/12/2017	1,107	1,571

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.392%, 03/12/2017	$389	$552
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AJ
5.538%, 09/15/2039 (A)	320	309
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (B)	590	486
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (B)	350	369
Credit Suisse Mortgage Trust, Ser 2015-3R, Cl 1A1
0.371%, 07/29/2037 (A) (B)	993	929
Credit Suisse Mortgage Trust, Ser 2015-4R, Cl 3A1
0.737%, 10/27/2036 (A) (B)	1,283	1,231
Credit Suisse Mortgage Trust, Ser 2015-SAMZ, Cl MZ
6.163%, 08/15/2022 (A) (B)	2,500	2,463
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
4.927%, 03/15/2017 (A) (B)	650	627
Csail Commercial Mortgage Trust, Ser 2015-C2, Cl C
4.212%, 06/15/2057 (A)	635	574
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	490	525
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl ASB
3.617%, 11/15/2048	751	797
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 06/15/2025	350	372
CSMC Trust, Ser 2014-TIKI, Cl F
4.250%, 09/15/2038 (A) (B)	1,900	1,830
DBJPM, Ser 2016-C1, Cl A4
3.276%, 05/10/2049	230	237
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	53	54
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,020	1,131
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/2044 (B)	1,513	1,516
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A2
3.642%, 08/10/2044	1,935	1,937

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.230%, 11/19/2044 (A)	$1,204	$1,030
EQTY Mortgage Trust, Ser 2014-INNS, Cl D
2.778%, 05/08/2031 (A) (B)	530	507
Fund America Investors II, Ser 1993-A, Cl A2
3.789%, 06/25/2023 (A)	7	7
GS Mortgage Securities II, Ser 2015-GC30, Cl B
4.015%, 05/10/2050 (A)	680	656
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	430	396
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.794%, 08/10/2045 (A)	2,590	2,468
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.624%, 08/10/2044 (A) (B)	1,051	42
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	1,260	1,262
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	78	81
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	661	665
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	31	31
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	180	198
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	95	95
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	311	331
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	400	427
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047 (A)	680	694
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	394	414
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/2048	525	548

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2015-GS1, Cl A3
3.734%, 11/10/2048	$85	$91
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	27	27
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.667%, 10/25/2033 (A)	371	373
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.765%, 07/25/2035 (A)	4,537	4,193
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.787%, 05/19/2034 (A)	2,135	2,103
Impac Secured Assets Trust, Ser 2006-5, Cl 2A
0.633%, 12/25/2036 (A)	1,436	1,333
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,647	1,915
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
0.613%, 07/25/2047 (A)	1,945	1,185
IndyMac INDX Mortgage Loan Trust, Ser 2007-AR7, Cl 2A1
2.314%, 06/25/2037 (A)	2,812	2,099
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	190	195
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	100	109
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	647
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	35	37
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	361	364
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	479	516

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	$177	$188
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	462	484
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	11	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,495	1,365
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.702%, 05/12/2017 (A)	250	212
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP12, Cl AJ
6.010%, 02/15/2051 (A)	45	43
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	426	456
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	379	408
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	206	212
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (B)	132	134
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	3,025	3,157
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (B)	1,255	1,310
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	211	212
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	601

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	$125	$134
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.733%, 11/25/2035 (A)	818	727
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2026 (B)	650	671
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (A) (B)	1,754	1,787
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	1,819	1,748
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (A)	365	364
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (A)	260	256
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (A) (B)	100	88
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	770	677
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (A)	1,200	1,033
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	291	291
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	83	85
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	211	214
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (B)	1,000	580
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.244%, 04/15/2048 (A)	630	574

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	$137	$144
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	413	434
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	106	113
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	463	483
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	790	640
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.097%, 12/12/2049 (A)	1,010	925
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	137	137
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	835	837
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	346	346
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/2030 (B)	1,470	1,355
Nomura Resecuritization Trust, Ser 2015-6R, Cl 3A5
0.617%, 05/26/2046 (A) (B)	3,440	1,924
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (B)	560	620
PFP III, Ser 2014-1, Cl D
4.529%, 06/14/2031 (A) (B)	260	260
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	1,491	1,350
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	141	143
RBS Commercial Funding Trust, Ser 2013-1A, Cl A
3.834%, 01/13/2032 (A) (B)	640	691
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	74	74

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.694%, 12/25/2034 (A)	$393	$391
STRU TCW-1034 COLL
2.913%, 04/28/2028	1,320	1,329
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	990	812
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	371	374
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.498%, 12/10/2045 (A) (B)	670	643
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	226	234
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	113
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/2043 (A)	1,004	987
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/2047 (A)	170	168
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
1.022%, 02/25/2047 (A)	3,182	2,426
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.022%, 01/25/2047 (A)	1,857	1,313
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	37	37
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/19/2022 (A) (B)	2,625	2,584
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.298%, 07/15/2046 (A)	20	21
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.742%, 06/25/2034 (A)	774	772

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.442%, 03/15/2044 (A) (B)	$8,419	$415
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (B)	2,420	2,552
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,353
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.520%, 06/15/2045 (A) (B)	340	24
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,748
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	110	117

		134,054

Total Mortgage-Backed Securities (Cost $662,108) ($ Thousands)		653,333

CORPORATE OBLIGATIONS — 29.7%

Consumer Discretionary — 2.5%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (B)	390	406
21st Century Fox America
6.650%, 11/15/2037	180	224
6.200%, 12/15/2034	65	78
4.950%, 10/15/2045	230	246
3.700%, 10/15/2025	500	524
Altice Financing
6.625%, 02/15/2023 (B)	600	601
Amazon.com
4.950%, 12/05/2044	690	795
American Axle & Manufacturing
6.625%, 10/15/2022 (C)	370	384
American Honda Finance MTN
3.875%, 09/21/2020 (B)	1,065	1,150
CCO Holdings
5.875%, 04/01/2024 (B)	70	73
CCO Safari II (B)
6.484%, 10/23/2045	1,734	1,930
6.384%, 10/23/2035	100	110
4.908%, 07/23/2025	725	765
4.464%, 07/23/2022	1,700	1,777

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast
6.950%, 08/15/2037	$450	$632
6.550%, 07/01/2039	270	367
6.400%, 03/01/2040	150	203
4.400%, 08/15/2035	315	341
4.200%, 08/15/2034	200	211
3.375%, 02/15/2025	310	330
Cox Communications (B)
4.800%, 02/01/2035	215	188
4.700%, 12/15/2042	10	8
CSC Holdings
6.750%, 11/15/2021	60	62
Daimler Finance North America LLC (B)
2.375%, 08/01/2018	735	747
1.125%, 03/10/2017	975	974
Discovery Communications
4.900%, 03/11/2026	395	407
DISH DBS
5.875%, 07/15/2022	250	237
5.875%, 11/15/2024	1,010	927
5.125%, 05/01/2020	80	79
Dollar Tree
5.750%, 03/01/2023 (B)	310	329
ERAC USA Finance (B)
5.625%, 03/15/2042	499	562
4.500%, 02/15/2045	160	157
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	203
Ford Motor
4.750%, 01/15/2043	1,640	1,645
Ford Motor Credit
5.875%, 08/02/2021	230	264
3.200%, 01/15/2021	770	787
Ford Motor Credit LLC
3.219%, 01/09/2022	480	489
2.597%, 11/04/2019	775	778
1.700%, 05/09/2016	2,000	2,001
General Motors
6.750%, 04/01/2046	120	136
6.600%, 04/01/2036	910	1,001
6.250%, 10/02/2043	100	107
5.000%, 04/01/2035	295	276
General Motors Financial
5.250%, 03/01/2026	525	549
4.750%, 08/15/2017	1,000	1,032
4.375%, 09/25/2021	180	186
4.250%, 05/15/2023	110	111
4.200%, 03/01/2021	660	682
3.450%, 04/10/2022	610	599
3.250%, 05/15/2018	60	61
3.100%, 01/15/2019	290	293
2.750%, 05/15/2016	200	200
Goodyear Tire & Rubber
5.125%, 11/15/2023	300	307

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grupo Televisa
6.125%, 01/31/2046	$255	$270
5.000%, 05/13/2045	270	249
Hilton Worldwide Finance
5.625%, 10/15/2021	920	953
Home Depot
3.000%, 04/01/2026	340	357
2.000%, 04/01/2021	860	869
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	271
L Brands
5.625%, 10/15/2023	110	121
McDonald’s MTN
4.875%, 12/09/2045	640	699
3.700%, 01/30/2026	530	562
2.750%, 12/09/2020	285	295
NBCUniversal Media
4.375%, 04/01/2021	270	302
NCL
4.625%, 11/15/2020 (B)	310	311
Netflix
5.875%, 02/15/2025	110	116
5.500%, 02/15/2022	50	52
Newell Rubbermaid
5.500%, 04/01/2046	424	461
4.200%, 04/01/2026	759	794
3.850%, 04/01/2023	340	352
3.150%, 04/01/2021	1,770	1,818
Numericable-SFR SAS (B)
6.250%, 05/15/2024	380	368
6.000%, 05/15/2022	400	390
QVC
5.950%, 03/15/2043	20	17
Scripps Networks Interactive
3.950%, 06/15/2025	235	235
3.900%, 11/15/2024	440	444
3.500%, 06/15/2022	255	255
2.800%, 06/15/2020	290	291
Sky PLC
3.750%, 09/16/2024 (B)	570	588
Taylor Morrison Communities
5.250%, 04/15/2021 (B)	460	451
Time Warner
7.700%, 05/01/2032	1,010	1,297
6.250%, 03/29/2041	265	306
4.850%, 07/15/2045	109	111
4.750%, 03/29/2021	730	805
3.550%, 06/01/2024	1,365	1,404
Time Warner Cable
8.250%, 04/01/2019	2,265	2,637
7.300%, 07/01/2038	190	223
6.550%, 05/01/2037	635	696
Time Warner Entertainment
8.375%, 07/15/2033	270	343

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
1.250%, 10/05/2017	$1,150	$1,152
United Business Media
5.750%, 11/03/2020 (B)	490	531
Univision Communications
6.750%, 09/15/2022 (B)	310	329
Viacom
5.250%, 04/01/2044	155	139
4.850%, 12/15/2034	330	293
4.250%, 09/01/2023	100	102
3.875%, 04/01/2024	100	100
Volkswagen Group of America Finance
2.400%, 05/22/2020 (B)	335	328
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,115	1,110

		51,328

Consumer Staples — 2.3%
Altria Group
9.950%, 11/10/2038	150	264
9.250%, 08/06/2019	1,250	1,544
5.375%, 01/31/2044	410	501
4.750%, 05/05/2021	720	817
2.850%, 08/09/2022	260	269
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	4,964	5,548
3.650%, 02/01/2026	5,606	5,895
3.300%, 02/01/2023	1,830	1,902
2.650%, 02/01/2021	1,406	1,445
1.900%, 02/01/2019	570	578
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,285
5.000%, 04/15/2020	430	482
2.500%, 07/15/2022	330	333
Anheuser-Busch LLC
5.050%, 10/15/2016	940	961
Coca-Cola Femsa
2.375%, 11/26/2018	680	690
CVS Health
5.750%, 05/15/2041	970	1,185
5.125%, 07/20/2045	1,920	2,224
4.875%, 07/20/2035	350	390
3.875%, 07/20/2025	300	324
3.500%, 07/20/2022	100	107
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,779
Kraft Heinz Foods
6.500%, 02/09/2040	225	280
5.375%, 02/10/2020	455	508
5.200%, 07/15/2045 (B)	680	761
5.000%, 07/15/2035 (B)	270	298
4.875%, 02/15/2025 (B)	97	107
3.950%, 07/15/2025 (B)	300	319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 06/06/2022	$1,150	$1,209
3.500%, 07/15/2022 (B)	500	525
2.800%, 07/02/2020 (B)	855	878
1.600%, 06/30/2017 (B)	1,018	1,021
Kroger
6.900%, 04/15/2038	260	342
2.950%, 11/01/2021	375	391
Molson Coors Brewing
3.500%, 05/01/2022	100	103
Mondelez International
4.000%, 02/01/2024	360	387
PepsiCo
4.000%, 03/05/2042	110	114
Pernod Ricard (B)
5.500%, 01/15/2042	150	162
4.450%, 01/15/2022	1,050	1,133
2.950%, 01/15/2017	360	364
Philip Morris International
4.500%, 03/20/2042	390	419
2.900%, 11/15/2021	690	730
2.500%, 08/22/2022	340	350
1.875%, 02/25/2021	120	121
1.375%, 02/25/2019	360	361
Reynolds American
8.125%, 06/23/2019	20	24
5.850%, 08/15/2045	1,350	1,649
5.700%, 08/15/2035	430	503
3.250%, 06/12/2020	162	169
Spectrum Brands
5.750%, 07/15/2025	130	138
Tyson Foods
5.150%, 08/15/2044	130	145
Walgreens Boots Alliance
4.800%, 11/18/2044	885	879
3.300%, 11/18/2021	590	608
Wal-Mart Stores
4.300%, 04/22/2044	1,055	1,180
Wm Wrigley Jr (B)
3.375%, 10/21/2020	765	797
2.900%, 10/21/2019	1,119	1,149
2.400%, 10/21/2018	430	434
2.000%, 10/20/2017	205	206

		47,287

Energy — 3.6%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	877
Anadarko Petroleum
6.600%, 03/15/2046	320	327
5.550%, 03/15/2026	555	560
4.850%, 03/15/2021	600	606
4.500%, 07/15/2044	400	314
Apache
5.100%, 09/01/2040	80	73
4.250%, 01/15/2044	950	798

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Atwood Oceanics
6.500%, 02/01/2020	$240	$114
Baker Hughes
7.500%, 11/15/2018	1,230	1,379
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	951
BP Capital Markets PLC
3.561%, 11/01/2021	50	52
3.506%, 03/17/2025	530	538
3.245%, 05/06/2022	160	165
California Resources
6.000%, 11/15/2024	620	140
5.500%, 09/15/2021	60	13
Canadian Oil Sands
6.000%, 04/01/2042 (B)	228	178
Chesapeake Energy
6.875%, 11/15/2020	450	177
6.500%, 08/15/2017	275	184
Chevron
2.411%, 03/03/2022	765	779
1.365%, 03/02/2018	900	903
CNOOC Finance
3.500%, 05/05/2025	1,370	1,347
Concho Resources
5.500%, 10/01/2022	130	128
5.500%, 04/01/2023	60	59
Conoco Funding
7.250%, 10/15/2031	50	55
ConocoPhillips
5.900%, 10/15/2032	10	10
5.900%, 05/15/2038	420	430
4.150%, 11/15/2034	630	563
Continental Resources
5.000%, 09/15/2022	90	77
4.500%, 04/15/2023	80	67
Devon Energy
5.850%, 12/15/2025	450	434
5.600%, 07/15/2041	380	298
5.000%, 06/15/2045	580	433
3.250%, 05/15/2022	270	227
Devon Financing LLC
7.875%, 09/30/2031	260	255
Ecopetrol
5.875%, 05/28/2045	640	504
5.375%, 06/26/2026	570	519
Enbridge Energy Partners
5.875%, 10/15/2025	750	756
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,445
6.125%, 12/15/2045	75	67
4.750%, 01/15/2026	250	227
4.150%, 10/01/2020	235	226
2.500%, 06/15/2018	460	445

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ensco
4.700%, 03/15/2021	$220	$154
Exxon Mobil
4.114%, 03/01/2046	875	928
3.043%, 03/01/2026	1,281	1,311
2.222%, 03/01/2021	2,121	2,159
1.708%, 03/01/2019	1,000	1,013
Florida Gas Transmission LLC
7.900%, 05/15/2019 (B)	1,000	1,119
Gulfstream Natural Gas System
5.950%, 10/15/2045 (B)	320	315
Halliburton
5.000%, 11/15/2045	230	225
3.800%, 11/15/2025	865	866
2.700%, 11/15/2020	180	183
Kerr-McGee
7.875%, 09/15/2031	430	470
6.950%, 07/01/2024	44	46
Kinder Morgan
6.950%, 06/01/2028	6,750	5,996
5.300%, 12/01/2034	340	293
4.300%, 06/01/2025	1,635	1,555
Magellan Midstream Partners
5.000%, 03/01/2026	185	200
Marathon Oil
5.200%, 06/01/2045	175	122
Marathon Petroleum
5.850%, 12/15/2045	205	185
5.000%, 09/15/2054	55	43
MEG Energy
6.500%, 03/15/2021 (B)	60	36
MPLX (B)
5.500%, 02/15/2023	320	310
4.875%, 12/01/2024	400	369
4.875%, 06/01/2025	110	100
Murray Energy
11.250%, 04/15/2021 (B)	450	60
Noble Energy
5.250%, 11/15/2043	180	155
4.150%, 12/15/2021	690	689
3.900%, 11/15/2024	500	470
Oasis Petroleum
7.250%, 02/01/2019	60	46
6.875%, 03/15/2022	280	207
Occidental Petroleum
4.625%, 06/15/2045	150	156
4.400%, 04/15/2046	370	372
3.400%, 04/15/2026	515	520
3.125%, 02/15/2022	330	341
ONEOK Partners
2.000%, 10/01/2017	450	436
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	2,619

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras Global Finance
6.850%, 06/05/2115	$620	$432
6.250%, 03/17/2024	720	576
Petrobras Global Finance BV
5.750%, 01/20/2020	574	499
Petrobras International Finance
5.375%, 01/27/2021	2,670	2,207
Petro-Canada
6.800%, 05/15/2038	1,665	1,825
Petroleos Mexicanos
6.875%, 08/04/2026 (B)	685	742
6.625%, 06/15/2035	1,667	1,601
6.375%, 01/23/2045	820	760
5.625%, 01/23/2046	395	332
5.500%, 06/27/2044 (B)	90	74
2.460%, 12/15/2025	1,180	1,210
2.378%, 04/15/2025	627	641
Pioneer Natural Resources
3.450%, 01/15/2021	430	428
Plains All American Pipeline
4.650%, 10/15/2025	115	106
Pride International
6.875%, 08/15/2020	80	58
QEP Resources
6.875%, 03/01/2021	520	477
5.250%, 05/01/2023	90	78
Range Resources
5.000%, 03/15/2023	680	577
4.875%, 05/15/2025 (B)	30	26
Regency Energy Partners
4.500%, 11/01/2023	690	609
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	210
5.625%, 02/01/2021	140	135
Schlumberger Holdings (B)
4.000%, 12/21/2025	330	341
3.000%, 12/21/2020	1,690	1,713
SESI LLC
7.125%, 12/15/2021	180	136
Shelf Drilling Holdings
8.625%, 11/01/2018 (B)	140	94
Shell International Finance
4.375%, 03/25/2020	690	753
4.375%, 05/11/2045	1,280	1,284
4.125%, 05/11/2035	2,570	2,633
3.400%, 08/12/2023	595	617
Sinopec Group Overseas Development (B)
4.375%, 04/10/2024	1,150	1,227
2.750%, 05/17/2017	490	496
SM Energy
6.500%, 01/01/2023	110	78
6.125%, 11/15/2022	270	197
5.000%, 01/15/2024	200	138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Natural Gas LLC
8.000%, 03/01/2032	$170	$180
Spectra Energy Partners
4.500%, 03/15/2045	800	710
Statoil
3.700%, 03/01/2024	355	371
TC PipeLines
4.650%, 06/15/2021	160	155
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	1,770
Total Capital International
2.875%, 02/17/2022	850	872
TransCanada PipeLines
4.625%, 03/01/2034	815	779
Transcontinental Gas Pipe Line
7.850%, 02/01/2026 (B)	1,050	1,198
Valero Energy
4.900%, 03/15/2045	305	272
Western Gas Partners
5.450%, 04/01/2044	110	87
5.375%, 06/01/2021	170	165
3.950%, 06/01/2025	350	300
Whiting Petroleum
6.250%, 04/01/2023	590	397
5.750%, 03/15/2021	170	113
Williams
7.875%, 09/01/2021	505	467
7.750%, 06/15/2031	861	712
Williams Partners
6.125%, 07/15/2022	680	632
4.875%, 03/15/2024	100	87
4.000%, 09/15/2025	220	177

		74,523

Financials — 10.9%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	360	363
AIA Group MTN (B)
4.500%, 03/16/2046	480	482
3.200%, 03/11/2025	280	282
Allstate
3.150%, 06/15/2023	555	571
Ally Financial
7.500%, 09/15/2020	626	693
American Express
6.800%, 09/01/2066 (A)	1,790	1,795
American Express Credit MTN
2.250%, 08/15/2019	1,025	1,038
American International Group
6.250%, 03/15/2037	1,220	1,257
4.800%, 07/10/2045	65	64
4.375%, 01/15/2055	180	157
3.900%, 04/01/2026	1,555	1,560
3.750%, 07/10/2025	337	337

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tower‡
3.500%, 01/31/2023	$577	$582
3.450%, 09/15/2021	590	603
3.300%, 02/15/2021	335	341
2.800%, 06/01/2020	300	302
Bank of America MTN
8.950%, 05/18/2017 (A)	1,790	1,780
8.680%, 05/02/2017 (A)	3,160	3,128
6.250%, 09/29/2049 (A)	1,030	1,009
6.050%, 05/16/2016	350	352
6.000%, 09/01/2017	680	719
5.750%, 12/01/2017	305	324
5.700%, 05/02/2017	1,300	1,352
5.650%, 05/01/2018	270	290
5.625%, 07/01/2020	110	124
5.420%, 03/15/2017	4,300	4,447
5.000%, 05/13/2021	90	100
5.000%, 01/21/2044	1,590	1,755
4.875%, 04/01/2044	780	850
4.450%, 03/03/2026	1,632	1,681
4.200%, 08/26/2024	830	845
4.000%, 04/01/2024	3,310	3,472
4.000%, 01/22/2025	875	876
3.875%, 03/22/2017	280	287
3.875%, 08/01/2025	1,230	1,275
3.300%, 01/11/2023	160	161
2.625%, 10/19/2020	451	454
2.600%, 01/15/2019	670	681
Bank of New York Mellon
3.400%, 05/15/2024	1,865	1,951
2.500%, 04/15/2021	1,680	1,713
2.200%, 03/04/2019	630	640
Barclays Bank PLC
6.050%, 12/04/2017 (B)	420	443
4.375%, 01/12/2026	1,290	1,265
Bear Stearns
6.400%, 10/02/2017	70	75
4.650%, 07/02/2018	995	1,057
Berkshire Hathaway
4.500%, 02/11/2043	600	655
3.125%, 03/15/2026	1,805	1,851
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,082
BNP Paribas MTN
2.375%, 09/14/2017	320	324
Boeing Capital
4.700%, 10/27/2019	490	544
Boston Properties‡
3.800%, 02/01/2024	1,250	1,310
BPCE
5.150%, 07/21/2024 (B)	210	215
Capital One Bank USA
1.150%, 11/21/2016	1,000	1,000
Capital One Financial
4.200%, 10/29/2025	515	521

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Capital VI
1.241%, 08/01/2028 (A)	$1,750	$1,356
Chubb INA Holdings
4.350%, 11/03/2045	400	436
3.350%, 05/03/2026	855	892
2.300%, 11/03/2020	160	163
CIT Group
5.000%, 08/15/2022	120	121
5.000%, 08/01/2023	580	583
Citigroup
8.125%, 07/15/2039	69	102
6.675%, 09/13/2043	130	157
6.625%, 06/15/2032	100	117
6.300%, 12/29/2049 (A)	520	499
5.950%, 12/29/2049 (A)	360	347
5.950%, 12/31/2049 (A)	1,250	1,203
5.900%, 12/29/2049 (A)	140	137
5.500%, 09/13/2025	750	821
5.350%, 05/29/2049 (A)	390	360
5.300%, 05/06/2044	180	188
4.650%, 07/30/2045	1,985	2,079
4.600%, 03/09/2026	655	672
4.450%, 09/29/2027	1,865	1,877
4.400%, 06/10/2025	810	826
4.300%, 11/20/2026	180	179
4.050%, 07/30/2022	70	73
3.700%, 01/12/2026	905	929
3.500%, 05/15/2023	500	500
2.500%, 09/26/2018	3,330	3,381
1.800%, 02/05/2018	660	659
1.750%, 05/01/2018	1,835	1,830
1.550%, 08/14/2017	980	980
0.906%, 06/09/2016 (A)	3,650	3,648
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,855
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (B)	10	11
Compass Bank
3.875%, 04/10/2025	430	403
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/2049 (A) (B)	1,050	1,260
5.250%, 08/04/2045	310	335
4.625%, 12/01/2023	1,100	1,161
4.375%, 08/04/2025	650	669
Countrywide Financial
6.250%, 05/15/2016	1,080	1,086
Credit Agricole
8.375%, 12/31/2049 (A) (B)	1,550	1,709
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	890	848
3.800%, 09/15/2022	1,025	1,020
3.125%, 12/10/2020 (B)	1,740	1,730

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DDR‡
4.625%, 07/15/2022	$720	$764
3.375%, 05/15/2023	590	573
Deutsche Bank
1.350%, 05/30/2017	800	794
Discover Bank
3.100%, 06/04/2020	1,500	1,511
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	1,000	1,176
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	2,150	2,194
First Industrial MTN
7.500%, 12/01/2017	970	1,041
Ford Motor Credit LLC
8.125%, 01/15/2020	660	784
General Electric MTN
4.375%, 09/16/2020	30	33
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	107	77
Goldman Sachs Group
7.500%, 02/15/2019	950	1,094
6.750%, 10/01/2037	483	577
6.250%, 02/01/2041	1,550	1,927
6.150%, 04/01/2018	1,780	1,925
6.000%, 06/15/2020	170	194
5.950%, 01/18/2018	260	279
5.750%, 01/24/2022	110	127
5.375%, 03/15/2020	2,860	3,173
5.250%, 07/27/2021	340	383
5.150%, 05/22/2045	490	498
4.750%, 10/21/2045	852	890
4.250%, 10/21/2025	945	961
4.000%, 03/03/2024	490	514
3.850%, 07/08/2024	830	858
3.750%, 02/25/2026	1,050	1,076
2.875%, 02/25/2021	875	890
2.375%, 01/22/2018	1,370	1,388
2.236%, 11/29/2023 (A)	700	698
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,271
HCP‡
4.200%, 03/01/2024	765	755
3.150%, 08/01/2022	1,000	957
Health Care‡
5.250%, 01/15/2022	900	983
Highwoods Properties‡
7.500%, 04/15/2018	1,142	1,256
HSBC Bank PLC
4.750%, 01/19/2021(B)	1,760	1,939
HSBC Holdings PLC
6.800%, 06/01/2038	180	218
4.300%, 03/08/2026	1,650	1,706
4.250%, 03/14/2024	985	995
4.250%, 08/18/2025	750	741

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 03/30/2022	$330	$347
3.400%, 03/08/2021	1,888	1,926
Huntington Bancshares
3.150%, 03/14/2021	435	442
ILFC E-Capital Trust II
4.490%, 12/21/2065 (A) (B)	400	324
ING Bank (B)
5.800%, 09/25/2023	920	1,003
2.750%, 03/22/2021	565	573
International Lease Finance
7.125%, 09/01/2018 (B)	2,080	2,267
Intesa Sanpaolo MTN (B)
5.710%, 01/15/2026	205	199
5.017%, 06/26/2024	1,610	1,508
John Deere Capital
1.700%, 01/15/2020	160	160
JPMorgan Chase
6.000%, 01/15/2018	135	145
4.950%, 06/01/2045	998	1,053
4.500%, 01/24/2022	180	199
4.400%, 07/22/2020	210	229
4.350%, 08/15/2021	215	235
4.250%, 10/15/2020	330	357
3.900%, 07/15/2025	1,115	1,182
3.875%, 09/10/2024	780	800
3.375%, 05/01/2023	600	603
3.300%, 04/01/2026	1,085	1,094
2.550%, 03/01/2021	2,190	2,209
2.250%, 01/23/2020	1,010	1,018
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,373
6.000%, 10/01/2017	1,000	1,062
0.962%, 06/13/2016 (A)	1,300	1,300
JPMorgan Chase Capital XIII
1.579%, 09/30/2034 (A)	550	433
JPMorgan Chase Capital XXIII
1.618%, 05/15/2047 (A)	1,900	1,283
KKR Group Finance II
5.500%, 02/01/2043 (B)	60	61
Lazard Group LLC
4.250%, 11/14/2020	490	512
3.750%, 02/13/2025	820	757
Liberty Mutual Group
4.850%, 08/01/2044 (B)	465	445
Lloyds Banking Group
4.650%, 03/24/2026	560	555
M&T Bank
6.875%, 12/29/2049	1,740	1,747
Macquarie Bank MTN
1.249%, 10/27/2017 (A) (B)	1,180	1,175
Markel
5.000%, 04/05/2046	100	101
Marsh & McLennan
3.750%, 03/14/2026	500	512

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	$605	$877
MetLife
6.750%, 06/01/2016	375	379
6.400%, 12/15/2036	220	227
4.600%, 05/13/2046	190	195
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	920
Metropolitan Life Global Funding MTN
2.500%, 12/03/2020 (B)	400	407
Metropolitan Life Global Funding I MTN
1.950%, 12/03/2018 (B)	155	156
Mid-America Apartments‡
4.300%, 10/15/2023	250	263
4.000%, 11/15/2025	280	286
3.750%, 06/15/2024	540	548
Morgan Stanley MTN
7.300%, 05/13/2019	545	627
5.500%, 07/24/2020	500	562
4.750%, 03/22/2017	140	145
4.000%, 07/23/2025	1,880	1,966
3.950%, 04/23/2027	520	521
3.875%, 01/27/2026	1,000	1,043
2.800%, 06/16/2020	956	973
1.070%, 10/18/2016 (A)	5,965	5,961
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	1,041	1,070
Nationwide Building Society MTN
3.900%, 07/21/2025 (B)	310	327
Nationwide Mutual Insurance
2.924%, 12/15/2024 (A) (B)	2,975	2,889
Navient MTN
5.625%, 08/01/2033	145	102
New York Life Global Funding
1.550%, 11/02/2018 (B)	1,000	1,002
New York Life Insurance (B)
6.750%, 11/15/2039	415	544
2.100%, 01/02/2019	575	585
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	848
PNC Bank
2.400%, 10/18/2019	625	638
2.250%, 07/02/2019	545	553
Quicken Loans
5.750%, 05/01/2025 (B)	200	194
Royal Bank of Canada
4.650%, 01/27/2026	635	646
2.300%, 03/22/2021	760	769
Royal Bank of Scotland
4.650%, 06/04/2018	270	278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	$110	$129
7.640%, 09/29/2017 (A)	100	97
6.400%, 10/21/2019	280	314
6.125%, 12/15/2022	390	414
6.100%, 06/10/2023	550	563
6.000%, 12/19/2023	860	871
5.125%, 05/28/2024	490	471
4.800%, 04/05/2026	1,250	1,254
Santander Issuances
5.179%, 11/19/2025	455	440
Santander UK Group Holdings
4.750%, 09/15/2025 (B)	540	511
2.875%, 10/16/2020	761	757
Skandinaviska Enskilda Banken MTN
2.625%, 11/17/2020 (B)	1,075	1,090
SL Green Realty‡
7.750%, 03/15/2020	1,000	1,171
Standard Chartered
5.700%, 03/26/2044 (B)	1,420	1,279
State Street
4.956%, 03/15/2018	1,300	1,366
SunTrust Banks
2.900%, 03/03/2021	547	555
Svenska Handelsbanken MTN
2.450%, 03/30/2021	780	787
Synchrony Financial
4.500%, 07/23/2025	565	581
Tanger Properties‡
3.875%, 12/01/2023	305	312
3.750%, 12/01/2024	265	266
Teachers Insurance & Annuity Association of America (B)
6.850%, 12/16/2039	1,300	1,674
4.900%, 09/15/2044	85	91
Toronto-Dominion Bank
2.250%, 03/15/2021 (B)	1,415	1,426
Trinity Acquisition
4.400%, 03/15/2026	160	162
3.500%, 09/15/2021	295	300
UBS MTN
1.375%, 06/01/2017	2,000	1,997
UBS Group Funding Jersey (B)
4.125%, 09/24/2025	1,190	1,192
4.125%, 04/15/2026	710	709
3.000%, 04/15/2021	1,045	1,046
US Bank
2.125%, 10/28/2019	435	443
Ventas Realty L.P.‡
2.700%, 04/01/2020	1,450	1,460
Visa
4.300%, 12/14/2045	570	623
3.150%, 12/14/2025	1,710	1,785

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.800%, 12/14/2022	$1,230	$1,283
2.200%, 12/14/2020	325	333
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,700	2,666
WEA Finance (B)
4.750%, 09/17/2044	230	233
3.750%, 09/17/2024	780	794
3.250%, 10/05/2020	795	812
Wells Fargo MTN
5.875%, 12/31/2049 (A)	930	993
5.375%, 11/02/2043	410	463
4.900%, 11/17/2045	650	698
4.650%, 11/04/2044	190	195
4.600%, 04/01/2021	160	178
4.300%, 07/22/2027	1,400	1,485
3.676%, 06/15/2016 (D)	680	684
3.450%, 02/13/2023	430	441
3.000%, 01/22/2021	1,010	1,047
2.125%, 04/22/2019	420	427
Wells Fargo Bank MTN
6.000%, 11/15/2017	250	268
1.650%, 01/22/2018	1,670	1,683
Welltower‡
4.950%, 01/15/2021	2,820	3,065
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,100	1,098

		228,129

Health Care — 2.5%
AbbVie
4.700%, 05/14/2045	1,000	1,063
4.500%, 05/14/2035	570	592
4.400%, 11/06/2042	755	763
3.600%, 05/14/2025	90	95
2.500%, 05/14/2020	835	850
1.750%, 11/06/2017	650	653
Actavis Funding SCS
4.750%, 03/15/2045	2,355	2,477
4.550%, 03/15/2035	10	11
3.800%, 03/15/2025	1,405	1,462
3.450%, 03/15/2022	1,815	1,884
3.000%, 03/12/2020	540	555
2.350%, 03/12/2018	425	430
Aetna
2.200%, 03/15/2019	310	316
Amgen
5.650%, 06/15/2042	475	558
5.375%, 05/15/2043	120	137
5.150%, 11/15/2041	1,625	1,793
3.625%, 05/22/2024	210	221
Anthem
5.875%, 06/15/2017	1,155	1,215
5.100%, 01/15/2044	110	116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AstraZeneca
3.375%, 11/16/2025	$500	$518
Baxalta (B)
5.250%, 06/23/2045	610	648
4.000%, 06/23/2025	245	249
3.600%, 06/23/2022	920	935
Becton Dickinson
4.685%, 12/15/2044	120	130
3.734%, 12/15/2024	350	372
2.675%, 12/15/2019	455	466
Biogen
5.200%, 09/15/2045	1,299	1,441
4.050%, 09/15/2025	323	345
3.625%, 09/15/2022	260	275
Celgene
5.000%, 08/15/2045	2,115	2,287
3.875%, 08/15/2025	670	704
3.550%, 08/15/2022	605	635
2.875%, 08/15/2020	335	345
Centene Escrow (B)
6.125%, 02/15/2024	110	116
5.625%, 02/15/2021	190	198
DaVita HealthCare Partners
5.125%, 07/15/2024	310	313
EMD Finance
2.400%, 03/19/2020 (B)	1,045	1,043
Express Scripts Holding
4.500%, 02/25/2026	390	404
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	160	173
Fresenius Medical Care US Finance II (B)
5.875%, 01/31/2022	190	209
4.125%, 10/15/2020	100	102
Gilead Sciences
4.750%, 03/01/2046	520	569
3.700%, 04/01/2024	1,555	1,669
3.650%, 03/01/2026	960	1,020
3.250%, 09/01/2022	405	428
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	887
HCA
7.500%, 11/15/2095	3,800	3,667
Humana
7.200%, 06/15/2018	1,150	1,279
4.625%, 12/01/2042	130	126
3.850%, 10/01/2024	790	826
3.150%, 12/01/2022	170	172
Johnson & Johnson
4.500%, 12/05/2043	600	689
3.550%, 03/01/2036	1,000	1,040
Kindred Healthcare
8.750%, 01/15/2023	300	287
Mallinckrodt International Finance
5.500%, 04/15/2025 (B)	20	18

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Medtronic
4.450%, 03/15/2020	$630	$700
3.625%, 03/15/2024	940	1,009
3.500%, 03/15/2025	840	897
Merck
2.750%, 02/10/2025	400	410
2.350%, 02/10/2022	685	698
Mylan
2.550%, 03/28/2019	660	661
Novartis Capital
4.000%, 11/20/2045	500	535
Perrigo Finance Unlimited
4.375%, 03/15/2026	645	664
3.900%, 12/15/2024	535	532
3.500%, 12/15/2021	235	240
Tenet Healthcare
8.125%, 04/01/2022	300	308
6.750%, 06/15/2023	170	163
Thermo Fisher Scientific
3.600%, 08/15/2021	350	362
3.300%, 02/15/2022	270	275
UnitedHealth Group
6.000%, 06/15/2017	51	54
5.800%, 03/15/2036	280	356
4.625%, 07/15/2035	1,010	1,127
3.875%, 10/15/2020	530	574
3.100%, 03/15/2026	735	752
2.875%, 12/15/2021	580	602
2.125%, 03/15/2021	530	535
Valeant Pharmaceuticals International
5.375%, 03/15/2020 (B)	740	603
VPII Escrow
7.500%, 07/15/2021 (B)	490	408
Wyeth LLC
5.950%, 04/01/2037	340	437
Zimmer Biomet Holdings
4.450%, 08/15/2045	160	157

		52,835

Industrials — 2.0%
ABB Finance USA
4.375%, 05/08/2042	80	84
AerCap Ireland Capital
4.625%, 07/01/2022	210	214
3.750%, 05/15/2019	520	518
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	2,100	2,247
AP Moeller - Maersk
3.875%, 09/28/2025 (B)	467	446
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Northern Santa Fe
4.700%, 09/01/2045	$340	$379
4.150%, 04/01/2045	505	518
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	638
Catholic Health Initiatives
4.350%, 11/01/2042	80	79
2.950%, 11/01/2022	800	802
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,463	1,567
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,344	1,485
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	1,953	1,995
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,053	1,211
Eaton
4.150%, 11/02/2042	440	439
2.750%, 11/02/2022	950	951
1.500%, 11/02/2017	270	270
FedEx
4.550%, 04/01/2046	390	401
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	460	460
GE Capital International Funding MTN (B)
4.418%, 11/15/2035	1,610	1,749
2.342%, 11/15/2020	1,890	1,936
0.964%, 04/15/2016	2,762	2,762
General Electric MTN
6.875%, 01/10/2039	171	248
5.875%, 01/14/2038	192	250
5.300%, 02/11/2021	184	214
4.500%, 03/11/2044	220	246
1.098%, 08/15/2036 (A)	1,550	1,280
1.001%, 05/05/2026 (A)	1,950	1,775
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.993%, 08/15/2016 (A)	416	414
Lockheed Martin
4.700%, 05/15/2046	315	352
4.500%, 05/15/2036	90	97
3.550%, 01/15/2026	1,958	2,074
3.350%, 09/15/2021	920	974
3.100%, 01/15/2023	50	52
2.500%, 11/23/2020	540	553
Northrop Grumman
3.850%, 04/15/2045	215	213
3.250%, 08/01/2023	3,160	3,304

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Parker-Hannifin MTN
3.300%, 11/21/2024	$220	$231
Penske Truck Leasing LP (B)
3.375%, 02/01/2022	635	627
3.200%, 07/15/2020	745	745
3.050%, 01/09/2020	160	159
Raytheon
3.125%, 10/15/2020	430	459
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (B)	1,075	1,119
Union Pacific
4.050%, 03/01/2046	395	407
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	78	82
United Rentals North America
5.500%, 07/15/2025	310	308
United Technologies
4.500%, 06/01/2042	340	368
US Airways Pass-Through Trust, Ser 2012- 2, Cl A
4.625%, 06/03/2025	829	878
Valmont Industries
5.250%, 10/01/2054	310	267
Verisk Analytics
5.500%, 06/15/2045	85	83
Waste Management
7.375%, 05/15/2029	330	451
3.500%, 05/15/2024	310	324
West
5.375%, 07/15/2022 (B)	430	394

		41,577

Information Technology — 1.0%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	315
Alibaba Group Holding
3.600%, 11/28/2024	520	524
Analog Devices
5.300%, 12/15/2045	245	275
Apple
4.650%, 02/23/2046	2,520	2,751
4.375%, 05/13/2045	1,090	1,141
3.850%, 05/04/2043	640	622
3.250%, 02/23/2026	611	638
2.850%, 02/23/2023	735	762
2.250%, 02/23/2021	1,090	1,111
Cisco Systems
2.200%, 02/28/2021	1,315	1,341
1.600%, 02/28/2019	520	528

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fidelity National Information Services
5.000%, 10/15/2025	$340	$367
4.500%, 10/15/2022	250	267
3.625%, 10/15/2020	505	522
2.850%, 10/15/2018	630	640
Harris
5.054%, 04/27/2045	190	203
Hewlett Packard Enterprise (B)
6.350%, 10/15/2045	565	555
4.900%, 10/15/2025	515	530
Intel
4.900%, 07/29/2045	120	135
3.700%, 07/29/2025	140	153
Micron Technology
5.625%, 01/15/2026 (B)	120	95
5.500%, 02/01/2025	80	65
Microsoft
4.200%, 11/03/2035	895	959
3.750%, 02/12/2045	950	941
3.500%, 02/12/2035	885	867
3.125%, 11/03/2025	1,400	1,470
National Semiconductor
6.600%, 06/15/2017	170	181
Oracle
3.900%, 05/15/2035	1,195	1,192
1.200%, 10/15/2017	1,050	1,056
Total System Services
4.800%, 04/01/2026	220	227
3.800%, 04/01/2021	245	252
TSMC Global
1.625%, 04/03/2018 (B)	875	870

		21,555

Materials — 1.0%
Albemarle
5.450%, 12/01/2044	305	292
ArcelorMittal
8.000%, 10/15/2039	180	156
7.250%, 02/25/2022	120	119
6.500%, 03/01/2021	140	138
6.125%, 06/01/2025	240	222
Ardagh Packaging Finance
3.634%, 12/15/2019 (A) (B)	640	630
Axiall
4.875%, 05/15/2023	140	137
Barrick Gold
4.100%, 05/01/2023	328	319
Barrick North America Finance
4.400%, 05/30/2021	1,665	1,702
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (B)	620	620
5.000%, 09/30/2043	460	468
3.850%, 09/30/2023	400	412
3.250%, 11/21/2021	1,400	1,440

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celulosa Arauco y Constitucion
4.750%, 01/11/2022	$520	$551
Dow Chemical
3.000%, 11/15/2022	1,265	1,294
Eagle Spinco
4.625%, 02/15/2021	680	658
Eastman Chemical
2.700%, 01/15/2020	695	709
Ecolab
4.350%, 12/08/2021	220	243
FMG Resources (August 2006) Property Limited
9.750%, 03/01/2022 (B)	120	120
Freeport-McMoRan
4.000%, 11/14/2021	530	375
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	75	58
6.500%, 11/15/2020	104	83
Glencore Finance Canada
2.700%, 10/25/2017 (B)	1,080	1,058
Glencore Funding
2.875%, 04/16/2020 (B)	940	837
International Paper
5.150%, 05/15/2046	490	493
5.000%, 09/15/2035	695	716
LYB International Finance
4.875%, 03/15/2044	230	229
LyondellBasell Industries
5.750%, 04/15/2024	200	231
Mosaic
5.625%, 11/15/2043	160	167
OCP
4.500%, 10/22/2025 (B)	1,650	1,581
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	302
Reynolds Group Issuer
6.875%, 02/15/2021	180	186
Rio Tinto Finance USA
6.500%, 07/15/2018	810	885
3.750%, 06/15/2025	855	833
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	200	201
Southern Copper
5.250%, 11/08/2042	1,550	1,273
Steel Dynamics
6.375%, 08/15/2022	220	227
Vale Overseas
6.875%, 11/21/2036 (C)	1,510	1,192
WestRock RKT
4.000%, 03/01/2023	70	72
3.500%, 03/01/2020	320	324

		21,553

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.7%
America Movil
5.625%, 11/15/2017	$440	$468
5.000%, 03/30/2020	750	830
3.125%, 07/16/2022	260	267
AT&T
6.500%, 09/01/2037	765	908
6.450%, 06/15/2034	625	715
6.000%, 08/15/2040	845	939
5.650%, 02/15/2047	285	315
5.550%, 08/15/2041	200	215
4.750%, 05/15/2046	1,635	1,595
4.450%, 04/01/2024	565	612
4.350%, 06/15/2045	240	220
3.950%, 01/15/2025	770	800
3.800%, 03/15/2022	138	145
3.400%, 05/15/2025	4,772	4,783
3.000%, 06/30/2022	975	989
Bharti Airtel
4.375%, 06/10/2025 (B)	940	955
CenturyLink
5.800%, 03/15/2022	70	67
5.625%, 04/01/2020	140	142
5.625%, 04/01/2025	180	161
Deutsche Telekom International Finance
2.250%, 03/06/2017 (B)	905	913
Intelsat Jackson Holdings
7.500%, 04/01/2021	10	6
Sprint
7.875%, 09/15/2023	320	245
7.625%, 02/15/2025	710	527
7.250%, 09/15/2021	50	38
Sprint Communications
11.500%, 11/15/2021	810	721
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	105
5.877%, 07/15/2019	90	101
5.134%, 04/27/2020	300	332
Verizon Communications
6.550%, 09/15/2043	4,163	5,484
6.400%, 09/15/2033	1,234	1,518
5.150%, 09/15/2023	1,115	1,287
4.862%, 08/21/2046	2,050	2,162
4.522%, 09/15/2048	983	985
4.400%, 11/01/2034	2,350	2,376
4.272%, 01/15/2036	1,335	1,328
3.850%, 11/01/2042	130	118
3.000%, 11/01/2021	775	805
2.500%, 09/15/2016	580	584
Vodafone Group PLC
2.950%, 02/19/2023	755	753

		35,514

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.2%
AES
7.375%, 07/01/2021	$40	$45
4.875%, 05/15/2023	920	885
American Electric Power
1.650%, 12/15/2017	735	731
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,160	1,513
4.500%, 02/01/2045	1,010	1,075
Calpine
5.875%, 01/15/2024 (B)	280	294
Commonwealth Edison
3.700%, 03/01/2045	120	118
Consolidated Edison of New York
4.500%, 12/01/2045	250	273
4.450%, 03/15/2044	810	882
Dominion Resources
4.700%, 12/01/2044	360	361
3.900%, 10/01/2025	135	139
2.500%, 12/01/2019	610	617
Duke Energy
4.800%, 12/15/2045	220	234
3.750%, 04/15/2024	270	282
Duke Energy Carolinas
4.250%, 12/15/2041	600	641
4.000%, 09/30/2042	1,000	1,032
3.875%, 03/15/2046	220	224
2.500%, 03/15/2023	435	440
Duke Energy Florida
3.850%, 11/15/2042	165	160
Duke Energy Progress
3.250%, 08/15/2025	495	519
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,450	1,661
El Paso Electric
5.000%, 12/01/2044	170	183
Electricite de France (B)
5.250%, 10/13/2055	230	226
4.950%, 10/13/2045	160	165
Exelon
5.625%, 06/15/2035	880	993
3.950%, 06/15/2025 (B)	550	570
FirstEnergy
2.750%, 03/15/2018	280	283
FirstEnergy, Ser C 7.375%, 11/15/2031	2,965	3,601
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	968
Indiana Michigan Power
4.550%, 03/15/2046	220	226
IPALCO Enterprises
5.000%, 05/01/2018	1,200	1,260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KCP&L Greater Missouri Operations
8.270%, 11/15/2021	$2,700	$3,312
KeySpan Gas East
5.819%, 04/01/2041 (B)	1,250	1,508
Majapahit Holding BV
7.750%, 01/20/2020	420	480
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,456
MidAmerican Energy
4.250%, 05/01/2046	305	328
3.500%, 10/15/2024	305	326
NextEra Energy Capital Holdings
2.056%, 09/01/2017	2,000	2,011
NiSource Finance
6.800%, 01/15/2019	2,261	2,528
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,199
4.550%, 12/01/2041	690	713
Pacific Gas & Electric
8.250%, 10/15/2018	280	325
6.050%, 03/01/2034	270	344
5.800%, 03/01/2037	710	882
4.450%, 04/15/2042	700	757
2.950%, 03/01/2026	373	377
PECO Energy
4.150%, 10/01/2044	625	651
3.150%, 10/15/2025	560	584
PPL Electric Utilities
4.150%, 10/01/2045	340	358
PSEG Power LLC
2.750%, 09/15/2016	320	323
Public Service of New Hampshire
3.500%, 11/01/2023	310	328
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,416
Puget Energy
6.000%, 09/01/2021	790	901
Sempra Energy
2.850%, 11/15/2020	560	569
Southern
2.150%, 09/01/2019	615	618
Southwestern Electric Power
3.900%, 04/01/2045	310	284
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,186
Virginia Electric & Power
4.650%, 08/15/2043	405	450
3.150%, 01/15/2026	440	455

		46,270

Total Corporate Obligations (Cost $600,489) ($ Thousands)		620,571

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bills(E)
0.416%, 08/18/2016	$7,985	$7,975
0.260%, 04/14/2016	6,315	6,315
0.233%, 04/21/2016	4,275	4,275
0.205%, 04/28/2016	410	410
0.180%, 04/07/2016 (F)	17,805	17,804
U.S. Treasury Bonds
3.750%, 11/15/2043	2,470	3,068
3.375%, 05/15/2044	150	174
3.000%, 11/15/2044	5,323	5,744
3.000%, 05/15/2045	18,690	20,157
3.000%, 11/15/2045	11,657	12,585
2.875%, 05/15/2043	8,550	9,009
2.875%, 08/15/2045	10,725	11,281
2.778%, 05/15/2045	3,295	1,478
2.772%, 08/15/2045	1,850	823
2.750%, 08/15/2042	3,570	3,686
2.625%, 11/15/2020	14,324	15,235
2.500%, 02/15/2045 (F)	29,934	29,188
2.500%, 02/15/2046	22,784	22,215
U.S. Treasury Inflation Protected Securities
2.500%, 07/15/2016	4,358	4,437
2.125%, 02/15/2040	932	1,190
1.750%, 01/15/2028	1,233	1,429
1.375%, 02/15/2044	12,844	14,379
1.000%, 02/15/2046	4,659	4,860
0.750%, 02/15/2042	1,321	1,282
0.750%, 02/15/2045	5,991	5,797
0.625%, 01/15/2024	2,904	3,024
0.625%, 02/15/2043	1,927	1,809
0.375%, 07/15/2023	4,205	4,331
0.375%, 07/15/2025	3,503	3,580
0.250%, 01/15/2025	7,937	8,004
0.125%, 07/15/2024	3,842	3,855
U.S. Treasury Notes
3.500%, 05/15/2020	14,855	16,273
2.625%, 08/15/2020	5,110	5,430
2.500%, 06/30/2017	3,675	3,758
2.375%, 08/15/2024	470	495
2.250%, 03/31/2021	4,457	4,673
2.250%, 11/15/2025	1,390	1,447
2.125%, 08/31/2020	3,025	3,149
2.125%, 12/31/2021	2,025	2,106
2.000%, 11/30/2020	3,103	3,214
2.000%, 02/28/2021	3,132	3,246
2.000%, 08/15/2025	4,950	5,045
1.875%, 08/31/2017	9,320	9,474
1.875%, 09/30/2017	4,515	4,593
1.625%, 12/31/2019	1,320	1,348
1.625%, 02/15/2026	29,439	29,011
1.500%, 11/30/2019	4,285	4,357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.500%, 02/28/2023	$20,101	$20,045
1.375%, 02/29/2020	3,085	3,119
1.375%, 01/31/2021	30,389	30,607
1.250%, 03/31/2021	44,098	44,138
1.125%, 02/28/2021	4,722	4,703
1.000%, 03/15/2019	21,394	21,478
0.875%, 08/15/2017	1,465	1,468
0.875%, 11/30/2017	7,817	7,836
0.875%, 03/31/2018	3,912	3,922
0.750%, 10/31/2017	20,125	20,132
0.750%, 01/31/2018	16,280	16,286
0.750%, 02/28/2018	8,419	8,421
0.750%, 03/31/2018	6,076	6,075
0.750%, 04/15/2018	2,074	2,073
0.750%, 02/15/2019	15,170	15,125
0.625%, 05/31/2017	4,985	4,982
0.625%, 08/31/2017	4,765	4,759

Total U.S. Treasury Obligations (Cost $529,420) ($ Thousands)		542,187

ASSET-BACKED SECURITIES — 9.5%

Automotive — 2.0%
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	507	508
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	610	611
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	506	508
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	940	941
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	560	559
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	1,473	1,460
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	350	356
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (B)	390	390
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	730	730
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (B)	429	429

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	$281	$281
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	281	283
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	513	513
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	317	317
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (B)	535	543
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (B)	398	399
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	685	686
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	381	382
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	429
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	264	264
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	452	453
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	618	619
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	266	266
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	243	244
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	678	678

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	$394	$395
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	330	330
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	931	933
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	628	628
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (B)	1,599	1,599
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	691	693
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	425	425
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	349	348
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	813	815
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	725	726
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	890	890
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	325	326
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	73	73
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	2,305	2,335
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A3
1.060%, 05/15/2019	672	672
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (B)	965	966
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (B)	1,215	1,232
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (B)	2,246	2,253

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2016-A, Cl A2A
1.120%, 12/15/2018	$826	$826
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	529	531
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	270	270
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	306	306
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,220	1,219
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.001%, 01/15/2022 (A)	1,150	1,135
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A2
1.336%, 02/15/2021 (A)	816	816
Hertz Vehicle Financing, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	1,500	1,495
Hertz Vehicle Financing, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (B)	650	648
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	988	988
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	343	342
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	1,690	1,687
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A4
0.750%, 09/17/2018	228	228
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	223	223
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	13	13
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/2018	517	517
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	1,705	1,702

		41,434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2014-3, Cl A
1.490%, 04/15/2020	$1,619	$1,625
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	288	289
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.486%, 04/15/2019 (A)	445	444
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.706%, 05/15/2019 (A)	1,015	1,015
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.641%, 05/09/2018 (A)	1,695	1,695
Discover Card Execution Note Trust, Ser 2015-A4, Cl A4
2.190%, 04/17/2023	655	666
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	225	226

		5,960

Mortgage Related Securities — 0.8%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.583%, 04/25/2028 (A)	10	9
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.833%, 08/25/2043 (A)	697	686
Centex Home Equity, Ser 2006-A, Cl AV4
0.683%, 06/25/2036 (A)	4,917	4,556
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.673%, 08/25/2036 (A)	4,200	3,523
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.373%, 05/25/2039 (A) (B)	487	463
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.713%, 05/25/2037 (A)	5,500	3,631
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.863%, 06/25/2035 (A)	1,720	1,716

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.923%, 07/25/2035 (A)	$3,500	$3,382

		17,966

Other Asset-Backed Securities — 6.4%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.533%, 12/27/2044 (A) (B)	2,100	2,034
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	2,374	2,373
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	195	195
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	2,673	2,671
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.926%, 10/15/2019 (A)	1,101	1,097
Ally Master Owner Trust, Ser 2015-2, Cl A1
1.001%, 01/15/2021 (A)	642	640
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.593%, 02/25/2035 (A)	2,200	2,143
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.619%, 10/27/2036 (A)	1,750	1,682
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	134	135
CIT Education Loan Trust, Ser 2007-1, Cl A
0.720%, 03/25/2042 (A) (B)	1,346	1,233
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.811%, 03/25/2037 (D)	1,970	2,038
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	54	55
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	241	242
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
1.033%, 06/25/2033 (A)	38	32
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.233%, 10/25/2047 (A)	3,349	2,821

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.693%, 03/25/2036 (A)	$5,000	$3,765
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.631%, 02/15/2034 (A)	309	278
Educational Funding of the South, Ser 2011-1, Cl A2
1.269%, 04/25/2035 (A)	1,661	1,609
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.923%, 09/25/2035 (A)	2,843	2,761
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	1,058	991
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	285	291
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	358	366
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
3.029%, 03/18/2029 (A)	450	389
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	913	899
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.565%, 06/19/2029 (A)	250	214
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.925%, 02/20/2030 (A)	375	325
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.925%, 03/13/2032 (A)	375	336
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.924%, 02/20/2032 (A)	175	159
GSAMP Trust, Ser 2003-SEA, Cl A1
0.833%, 02/25/2033 (A)	1,430	1,325
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.683%, 05/25/2046 (A)	3,300	2,274
Higher Education Funding I, Ser 2014-1, Cl A
1.443%, 05/25/2034 (A) (B)	1,500	1,456
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.613%, 02/25/2036 (A)	439	416
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	927	951
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	1,260	1,235
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	569	584

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	$2,343	$2,488
Morgan Stanley Re-Remic Trust, Ser 2015-R7, Cl 1BXA
11.275%, 02/26/2036 (A) (B)	930	993
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.713%, 04/25/2029 (A)	354	349
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
0.703%, 03/26/2029 (A)	1,750	1,522
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.283%, 03/25/2038 (A)	4,306	2,444
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.686%, 02/15/2029 (A) (B)	234	228
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.631%, 12/15/2028 (A) (B)	216	208
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (B)	344	340
Navient Private Education Loan Trust, Ser 2015-CA, Cl A
1.936%, 01/16/2035 (A) (B)	697	697
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (B)	408	398
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (B)	828	837
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.706%, 12/15/2045 (A) (B)	234	229
Navient Private Education Loan Trust, Ser 2016-AA, Cl A1
1.656%, 12/15/2025 (A) (B)	633	633
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.946%, 06/25/2031 (A)	3,320	3,158
Navient Student Loan Trust, Ser 2014-2, Cl A
1.076%, 03/25/2083 (A)	2,831	2,642
Navient Student Loan Trust, Ser 2014-3, Cl A
1.056%, 03/25/2083 (A)	2,849	2,664
Navient Student Loan Trust, Ser 2014-4, Cl A
1.056%, 03/25/2083 (A)	2,117	1,980
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.876%, 04/25/2023 (A)	379	375
NCSEA, Ser 2011-2, Cl A2
1.120%, 07/25/2025 (A)	876	860

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.799%, 10/27/2036 (A)	$790	$753
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.779%, 01/25/2037 (A)	668	636
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.729%, 10/25/2033 (A)	746	696
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.724%, 03/23/2037 (A)	708	662
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.744%, 12/24/2035 (A)	768	720
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.804%, 03/22/2032 (A)	290	254
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.708%, 11/23/2022 (A)	7	7
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.233%, 04/25/2046 (A) (B)	263	260
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.033%, 10/27/2036 (A) (B)	1,839	1,740
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.386%, 11/25/2043 (A) (B)	1,655	1,490
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.036%, 09/25/2042 (A) (B)	2,960	2,792
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.379%, 10/15/2037 (A)	2,734	2,386
Park Place Securities, Ser 2004-WCW1, Cl M2
1.453%, 09/25/2034 (A)	700	698
RAMP Trust, Ser 2006-RZ3, Cl M1
0.783%, 08/25/2036 (A)	6,530	4,695
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.531%, 12/25/2033 (A)	182	166
RSB BondCo, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	793
Scholar Funding Trust, Ser 2011-A, Cl A
1.521%, 10/28/2043 (A) (B)	869	829
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.018%, 05/15/2028 (A)	217	213

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (B)	$423	$431
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.536%, 08/15/2023 (A) (B)	207	207
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	1,239	1,249
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.186%, 10/16/2023 (A) (B)	157	157
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
2.186%, 06/15/2045 (A) (B)	344	344
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.233%, 11/25/2043 (A)	245	220
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.486%, 05/17/2027 (A) (B)	533	529
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.086%, 07/15/2022 (A) (B)	335	333
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	782	766
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.914%, 09/15/2022 (A) (B)	406	402
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.169%, 04/27/2026 (A) (B)	1,237	1,221
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.789%, 07/25/2023 (A)	869	843
SLM Student Loan Trust, Ser 2004-8, Cl B
1.079%, 01/25/2040 (A)	139	120
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.119%, 04/25/2024 (A) (B)	1,023	1,012
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.719%, 04/25/2025 (A)	65	65
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.759%, 10/25/2028 (A)	1,138	1,070
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.759%, 10/27/2031 (A)	821	771
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.819%, 07/27/2026 (A)	265	266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-7, Cl A4
0.769%, 10/25/2029 (A)	$613	$576
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.739%, 01/27/2025 (A)	277	276
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.789%, 01/25/2041 (A)	1,900	1,639
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.719%, 01/25/2021 (A)	989	949
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.779%, 01/25/2041 (A)	1,900	1,619
SLM Student Loan Trust, Ser 2007-2, Cl B
0.789%, 07/25/2025 (A)	391	307
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.679%, 07/25/2022 (A)	3,211	2,945
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.659%, 04/25/2019 (A)	1,467	1,447
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.699%, 01/25/2024 (A)	377	372
SLM Student Loan Trust, Ser 2007-6, Cl B
1.469%, 04/27/2043 (A)	439	345
SLM Student Loan Trust, Ser 2008-2, Cl B
1.819%, 01/25/2029 (A)	525	448
SLM Student Loan Trust, Ser 2008-3, Cl B
1.819%, 04/25/2029 (A)	525	442
SLM Student Loan Trust, Ser 2008-4, Cl B
2.469%, 04/25/2029 (A)	525	468
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.319%, 07/25/2023 (A)	1,580	1,586
SLM Student Loan Trust, Ser 2008-5, Cl B
2.469%, 07/25/2029 (A)	525	470
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.919%, 01/25/2018 (A)	2	2
SLM Student Loan Trust, Ser 2008-6, Cl B
2.469%, 07/25/2029 (A)	525	490
SLM Student Loan Trust, Ser 2008-7, Cl B
2.469%, 07/25/2029 (A)	525	457

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-8, Cl B
2.869%, 10/25/2029 (A)	$525	$500
SLM Student Loan Trust, Ser 2008-9, Cl A
2.119%, 04/25/2023 (A)	2,271	2,246
SLM Student Loan Trust, Ser 2008-9, Cl B
2.869%, 10/25/2029 (A)	525	497
SLM Student Loan Trust, Ser 2010-1, Cl A
0.833%, 03/25/2025 (A)	549	531
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.186%, 05/26/2026 (A)	385	369
SLM Student Loan Trust, Ser 2012-6, Cl B
1.433%, 04/27/2043 (A)	564	499
SLM Student Loan Trust, Ser 2013-3, Cl B
1.933%, 09/25/2043 (A)	291	262
SLM Student Loan Trust, Ser 2013-4, Cl A
0.986%, 06/25/2027 (A)	1,038	992
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (B)	246	244
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	240	243
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	1,103	1,084
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.023%, 03/26/2029 (A)	696	661
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	421	425
SLM Student Loan Trust, Ser 2014-A, Cl A1
1.031%, 07/15/2022 (A) (B)	504	501
Small Business Administration, Ser 2015- 20D, Cl 1
2.510%, 04/01/2035	206	210
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
1.031%, 07/17/2023 (A) (B)	180	178
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (B)	1,003	986
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.431%, 06/15/2027 (A) (B)	776	744

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.631%, 07/15/2027 (A) (B)		$716	$712
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (B)		1,065	1,064
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.331%, 07/15/2022 (A) (B)		726	725
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.836%, 07/15/2027 (A) (B)		381	373
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (B)		914	904
SOFI Consumer Loan Program Trust, Ser 2015 1-A
3.280%, 09/15/2023		3,370	3,354
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M3
1.013%, 07/25/2035 (A)		2,432	1,734
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.683%, 11/25/2037 (A)		412	411
Trade Maps, Ltd. Ser 2013-1A, Cl A
1.142%, 12/10/2018 (A) (B)		1,400	1,391
United States Small Business Administration, Ser 2015-20I, Cl 1
2.820%, 09/01/2035		419	430
Wells Fargo Home Equity Asset-Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.683%, 07/25/2036 (A)		4,000	3,751

			133,715

Total Asset-Backed Securities (Cost $201,188) ($ Thousands)			199,075

SOVEREIGN DEBT — 2.4%
Brazil Notas do Tesouro Nacional, Ser B
16.818%, 08/15/2050	BRL	1,292	977
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	12,230	3,364
Brazilian Government International Bond
5.625%, 01/07/2041		1,120	966
5.000%, 01/27/2045		560	448
2.625%, 01/05/2023		200	171

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

China Government Bond
3.390%, 05/21/2025	CNY	2,000	$300
3.380%, 11/21/2024	CNY	1,000	149
3.310%, 11/30/2025	CNY	11,500	1,694
Colombia Government International Bond
5.625%, 02/26/2044		1,110	1,104
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/2043		250	291
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	640
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/2022		854	894
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	267
5.875%, 01/15/2024 (B)		840	943
4.875%, 05/05/2021		200	215
Israel Government International Bond
4.500%, 01/30/2043		265	281
2.875%, 03/16/2026		315	315
Japan Bank for International Cooperation
1.750%, 05/28/2020		850	851
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,974
Japan Treasury Discount Bills (E)
0.000%, 06/10/2016	JPY	430,000	3,826
0.000%, 06/27/2016	JPY	380,000	3,382
Mexico Government International Bond MTN
5.750%, 10/12/2110		667	675
5.550%, 01/21/2045		2,610	2,891
4.750%, 03/08/2044		1,010	1,007
4.125%, 01/21/2026		1,213	1,272
3.600%, 01/30/2025		780	796
Paraguay Government International Bond (B)
6.100%, 08/11/2044		325	332
5.000%, 04/15/2026		490	492
Peruvian Government International Bond
6.550%, 03/14/2037		90	112
5.625%, 11/18/2050		580	653
Poland Government Bond
3.250%, 07/25/2025	PLN	18,030	5,058
2.500%, 07/25/2026	PLN	13,280	3,462
2.000%, 04/25/2021	PLN	1,220	325

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Poland Government International Bond
4.000%, 01/22/2024	$1,790	$1,911
3.250%, 04/06/2026	545	544
Portugal Government International Bond MTN
5.125%, 10/15/2024 (B)	1,100	1,107
Province of Ontario Canada
1.625%, 01/18/2019	885	890
Russia Government International Bond
7.500%, 03/31/2030 (B)	327	399
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (D)	742	906
4.500%, 04/04/2022	400	409
Slovenia Government International Bond (B)
5.850%, 05/10/2023	245	282
5.500%, 10/26/2022	528	597
5.250%, 02/18/2024	1,215	1,361
Turkey Government International Bond
5.625%, 03/30/2021	161	174
United Mexican States MTN
6.050%, 01/11/2040	248	291

Total Sovereign Debt (Cost $49,595) ($ Thousands)		48,998

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLB
1.250%, 06/28/2030 (D)	3,405	3,421
0.875%, 05/24/2017	40	40
FHLMC
1.620%, 11/21/2019	390	390
FICO STRIPS, PO
0.092%, 11/02/2018	1,800	1,754
0.090%, 04/06/2018	1,270	1,247
0.040%, 08/03/2018	780	764
0.010%, 05/11/2018	3,295	3,226
FNMA
4.896%, 10/09/2019	2,925	2,779
Residual Funding Principal STRIPS
1.990%, 10/15/2020	2,600	2,422
0.902%, 10/15/2019	230	219
Tennessee Valley Authority
5.250%, 09/15/2039	590	753
4.250%, 09/15/2065	761	803
3.875%, 02/15/2021	1,510	1,679
2.875%, 09/15/2024	1,433	1,507

Total U.S. Government Agency Obligations (Cost $19,046) ($ Thousands)		21,004

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 0.8%
Activision Blizzard
3.250%, 10/12/2020	$146	$147
Air Medical
4.250%, 04/28/2022	741	722
American Airlines
3.250%, 06/27/2020	639	635
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	214	214
Aramark, 1st Lien
3.250%, 02/24/2021 (A)	263	262
Berry Plastics, 1st Lien
4.000%, 09/16/2022	83	83
Burger King Term Loan B
3.750%, 12/10/2021	453	452
Dollar Tree, 1st Lien Term Loan B1
3.500%, 07/06/2022	284	285
Energy Future Immediate Holding, 1st Lien Term Loan
4.250%, 06/19/2016	2,200	2,197
First Data, 1st Lien Term Loan
3.934%, 09/24/2018	1,000	998
3.932%, 03/23/2018	1,223	1,219
FMG Resources Property, Cov-Lite, 1st Lien
4.250%, 06/30/2019 (A)	603	508
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020 (A)	406	369
Gardner Denver, Inc., Initial Dollar Term Loan
4.250%, 07/30/2020	103	93
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	184	184
3.500%, 10/25/2020 (A)	214	214
Ina Beteiligungs, 1st Lien Term Loan B
4.250%, 05/15/2020	135	136
Intelsat Jackson Holdings
3.750%, 06/30/2019 (A)	671	625
Jarden Corporation
3.189%, 07/29/2022	100	100
Keurig, 1st Lien Term Loan B
5.250%, 01/21/2023	426	425
Michaels Stores, Term Loan B
3.750%, 01/28/2020 (A)	187	187
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/28/2020 (A)	279	279
MPH Acquisition Holdings
3.750%, 03/31/2021 (A)	49	48

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Murray Energy, Cov-Lite, 1st Lien Term Loan B2
7.500%, 04/16/2020	$537	$272
NRG Energy, Term Loan
2.750%, 07/01/2018 (A)	634	627
Party City, Term Loan B
4.250%, 08/19/2022	579	574
PetSmart, Inc., Cov-Lite, Term Loan B1
4.250%, 03/10/2022	210	209
PetSmart, Inc., Tranche B-1 Loan
4.250%, 03/10/2022	418	416
Select Medical, 1st Lein Term Loan F
0.397%, 03/03/2021	580	580
Servicemaster, 1st Lien Term Loan
4.250%, 07/01/2021	269	269
Station Casinao’s, 1st Lien Term Loan
4.250%, 03/01/2020	55	55
Telesat Canada, Term Loan B
3.500%, 03/28/2019 (A)	483	480
T-Mobile USA Inc., 1st Lien Term Loan B
3.500%, 11/03/2022 (A)	400	401
Univision Communications
4.000%, 03/01/2020	1,694	1,675
Virgin Media Investment Holdings
3.500%, 06/30/2023	498	487
XPO Logistics
5.500%, 11/01/2021	210	211

Total Loan Participations (Cost $17,103) ($ Thousands)		16,638

MUNICIPAL BONDS — 0.5%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	475	736
California State, GO
6.200%, 03/01/2019	1,775	2,015
Los Angeles, Community College District,
Build America Project, GO
6.750%, 08/01/2049	520	777

		3,528

Nevada — 0.1%
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	770	1,142

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	$688	$999

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	710	742
New York City, Build America Project, Ser F1, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	900	1,057
New York City, Water & Sewer System, Build America Project, RB
5.952%, 06/15/2042	750	1,019

		2,818

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	212	228

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, RB, GTD STD LNS
0.640%, 12/26/2024 (A)	547	524
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	614	890

		1,414

Total Municipal Bonds (Cost $8,732) ($ Thousands)		10,129

COLLATERALIZED DEBT OBLIGATIONS — 0.4%
Ballyrock CLO, Ser 2014-1A, Cl A1
1.797%, 10/20/2026 (A) (B)	450	444
Cent CLO 18, Ser 2013-18A, Cl A
1.739%, 07/23/2025 (A) (B)	1,600	1,575
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (B) (D)	1,510	1,463
Flatiron CLO, Ser 2014-1A, Cl A1
1.695%, 07/17/2026 (A) (B)	1,600	1,564
Voya CLO, Ser 2014-1A, Cl A1
2.120%, 04/18/2026 (A) (B)	1,780	1,771
Voya CLO, Ser 2014-2A, Cl A1
1.765%, 07/17/2026 (A) (B)	1,730	1,717

Total Collateralized Debt Obligations (Cost $8,650) ($ Thousands)		8,534

Description	Shares/Contracts	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	$651

Total Preferred Stock (Cost $647) ($ Thousands)		651

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.380%**† (G)	764,849	765

Total Affiliated Partnership (Cost $765) ($ Thousands)		765

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	68,263,851	68,264

Total Cash Equivalent (Cost $68,264) ($ Thousands)		68,264

Total Investments — 104.7% (Cost $2,166,007) ($ Thousands)		$2,190,149

PURCHASED OPTION (H) — 0.0%
June 2016, USD/JPY Currency Put, Expires 05/21/2016, Strike Price $115.50*	5,866	30

Total Purchased Option (Cost $41) ($ Thousands)		$30

WRITTEN OPTION (H) — 0.0%
June 2016, U.S. 10 Year Future Option Call, Expires 05/21/2016, Strike Price $132.00*	(102)	(36)

Total Written Option (Premiums Received $28) ($ Thousands)		$(36)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(52)	Mar-2018	$(27)
90-Day Euro$	(1,048)	Dec-2016	(207)
90-Day Euro$	(361)	Jun-2016	(59)
90-Day Euro$	147	Mar-2017	119
90-Day Euro$	(122)	Dec-2017	(146)
Euro FX Currency	(18)	Jun-2016	(85)
Euro-Bobl	(18)	Jun-2016	5
Euro-Bund Index	(86)	Jun-2016	(45)
U.S. 10-Year Treasury Note	120	Jun-2016	70
U.S. 10-Year Treasury Note	(11)	Jun-2016	(13)
U.S. 2-Year Treasury Note	66	Jul-2016	79
U.S. 5-Year Treasury Note	988	Jun-2016	629
U.S. Long Treasury Bond	(585)	Jun-2016	330
U.S. Ultra Long Treasury Bond	408	Jun-2016	(530)

			$120

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/12/16	USD	2,979	EUR	2,630	$18
04/12/16	PLN	11,190	USD	2,966	(40)
04/12/16	BRL	15,272	USD	3,659	(637)
04/12/16-04/12/16	USD	15,634	CNY	101,000	(15)
04/12/16-05/13/16	EUR	22,924	USD	25,410	(731)
04/12/16-07/14/16	CNY	215,690	USD	32,672	(612)
04/12/16-06/27/16	JPY	1,840,525	USD	15,677	(721)
05/13/16	GBP	1,489	USD	2,143	3
05/13/16	USD	5,967	CAD	8,342	483
07/14/16	USD	5,816	INR	390,610	(6)

					$(2,258)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Bank of America	$(17,139)	$16,893	$(246)
Barclays PLC	(62,646)	61,012	(1,634)
Citigroup	(33,851)	33,507	(344)
Morgan Stanley	(67)	66	(1)
UBS	(1,958)	1,925	(33)

			$(2,258)

For the period ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	$3,245	$(424)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Deprecition) ($ Thousands)
Deutsche Bank	Berkshire Hathaway Inc.	SELL	1.00%	03/20/24	$(1,230)	$1
Deutsche Bank	Brazil CDS	SELL	1.00%	12/20/20	(544)	79
Goldman Sachs	Metlife Inc.	SELL	1.00%	06/20/21	(750)	(20)
Goldman Sachs	Metlife Inc.	SELL	1.00%	06/20/21	(840)	(23)

						$37

A list of open centrally cleared swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays	3.676%	REC 3-Month USD LIBOR	11/15/43	$2,275	$(771)
Barclays	1.90%	REC 3-Month USD LIBOR	11/30/22	34,472	(1,166)
UBS Warmburg	2.720%	REC 3-Month USD LIBOR	02/15/41	6,996	(842)
UBS Warmburg	1.897%	REC 3-Month USD LIBOR	08/31/22	22,800	(777)
Morgan Stanley	0.55%	1-DAY FED FUNDS	07/27/16	201,200	(32)
Morgan Stanley	0.42%	1-DAY FED FUNDS	06/15/16	860,930	(49)

					$(3,637)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	CDX.NA.HY.24	SELL	5.00%	12/20/20	$(1,510)	$34
UBS Warburg	CDX.NA.IG.24	SELL	1.00%	12/20/20	(6,760)	(7)

						$27

For the period ended March 31, 2016, the total amount of all open OTC and centrally cleared swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2016

Percentages are based on a Net Assets of $2,091,859 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $735 ($ Thousands).

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $765 ($Thousands).

(H)	For the period ended March 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

OTC — Over the Counter

PIK — Payment-in-Kind

PIPE — Private Investment in Public Entity

PLC — Public Limited Company

PLN — Polish Zloty

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

The following is a list of the levels of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$653,333	$—	$653,333
Corporate Obligations	—	620,571	—	620,571
U.S. Treasury Obligations	—	542,187	—	542,187
Asset-Backed Securities	—	199,075	—	199,075
Sovereign Debt	—	48,998	—	48,998
U.S. Government Agency Obligations	—	21,004	—	21,004
Loan Participations	—	16,638	—	16,638
Municipal Bonds	—	10,129	—	10,129
Collateralized Debt Obligations	—	8,534	—	8,534
Preferred Stock	651	—	—	651
Affiliated Partnership	—	765	—	765
Cash Equivalent	68,264	—	—	68,264

Total Investments in Securities	$68,915	$2,121,234	$—	$2,190,149

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$—	$30	$—	$30
Written Option	(36)	—	—	(36)
Futures Contracts *
Unrealized Appreciation	1,232	—	—	1,232
Unrealized Depreciation	(1,112)	—	—	(1,112)
Forwards Contracts *
Unrealized Appreciation	—	504	—	504
Unrealized Depreciation	—	(2,762)	—	(2,762)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	80	—	80
Unrealized Depreciation	—	(43)	—	(43)
Interest Rate Swaps *
Unrealized Depreciation	—	(424)	—	(424)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	34	—	34
Unrealized Depreciation	—	(7)	—	(7)
Interest Rate Swaps *
Unrealized Depreciation	—	(3,637)	—	(3,637)

Total Other Financial Instruments	$84	$(6,225)	$—	$(6,141)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 37.6%
U.S. Treasury Bills (A)
0.416%, 08/18/2016	$8,025	$8,014
0.345%, 05/05/2016	11,965	11,964
0.281%, 04/28/2016	2,130	2,130
0.260%, 04/14/2016	4,815	4,815
0.233%, 04/21/2016	1,490	1,490
0.180%, 04/07/2016 (H)	9,595	9,595
U.S. Treasury Bonds
3.750%, 11/15/2043	790	981
3.000%, 11/15/2044	3,024	3,263
3.000%, 05/15/2045 (H)	17,900	19,305
3.000%, 11/15/2045	7,427	8,018
2.875%, 05/15/2043	8,710	9,178
2.875%, 08/15/2045	11,939	12,558
2.778%, 05/15/2045	2,045	917
2.772%, 08/15/2045	1,320	587
2.750%, 08/15/2042	915	945
2.750%, 11/15/2042	2,850	2,938
2.625%, 11/15/2020	16,694	17,756
2.500%, 02/15/2045	15,260	14,880
2.500%, 02/15/2046	20,690	20,174
1.750%, 09/30/2019	80	82
1.375%, 02/29/2020	3,585	3,624
U.S. Treasury Inflation Protected Securities
2.500%, 07/15/2016	1,971	2,007
2.125%, 02/15/2040	230	294
1.750%, 01/15/2028	418	485
1.375%, 02/15/2044	4,219	4,723
1.000%, 02/15/2046	830	866
0.750%, 02/15/2042	220	214
0.750%, 02/15/2045	2,103	2,034
0.625%, 01/15/2024	152	159
0.625%, 02/15/2043	3,483	3,269
0.375%, 07/15/2025	1,474	1,506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.250%, 01/15/2025	$2,695	$2,718
0.125%, 07/15/2024	1,901	1,907
U.S. Treasury Notes
3.500%, 05/15/2020	15,255	16,711
3.375%, 05/15/2044	90	104
2.625%, 08/15/2020	4,680	4,973
2.500%, 06/30/2017	3,875	3,962
2.250%, 03/31/2021	2,685	2,815
2.250%, 11/15/2024	3,710	3,868
2.250%, 11/15/2025	520	541
2.125%, 08/31/2020	2,575	2,681
2.125%, 12/31/2021	12,880	13,396
2.000%, 07/31/2020	220	228
2.000%, 11/30/2020	12,911	13,374
2.000%, 02/28/2021	2,478	2,568
2.000%, 11/30/2022	2,980	3,070
2.000%, 08/15/2025	920	938
1.875%, 08/31/2017	9,880	10,043
1.875%, 09/30/2017	4,215	4,288
1.875%, 05/31/2022	2,400	2,459
1.750%, 03/31/2022	1,770	1,802
1.625%, 12/31/2019	1,590	1,624
1.625%, 02/15/2026	23,810	23,464
1.500%, 07/31/2016	360	361
1.500%, 11/30/2019	3,640	3,701
1.500%, 02/28/2023	6,015	5,998
1.375%, 09/30/2020	30	30
1.375%, 01/31/2021	40,570	40,862
1.250%, 03/31/2021	13,168	13,180
1.125%, 02/28/2021	3,800	3,784
1.000%, 12/31/2017	3,690	3,708
1.000%, 03/15/2019	15,434	15,494
0.875%, 08/15/2017	1,970	1,975
0.875%, 11/30/2017	3,731	3,740
0.875%, 03/31/2018	3,110	3,118
0.750%, 10/31/2017	4,495	4,497
0.750%, 01/31/2018	42,832	42,847
0.750%, 02/28/2018	19,155	19,160
0.750%, 03/31/2018	4,833	4,833
0.750%, 04/15/2018	1,652	1,651
0.625%, 05/31/2017	3,250	3,248
0.625%, 08/31/2017	4,385	4,380

Total U.S. Treasury Obligations (Cost $454,784) ($ Thousands)		462,872

MORTGAGE-BACKED SECURITIES — 28.9%

Agency Mortgage-Backed Obligations — 24.7%
FHLMC
10.000%, 03/17/2026	135	142
7.500%, 01/01/2032 to 02/01/2038	409	488
6.500%, 10/01/2031 to 09/01/2038	503	574

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	79

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.000%, 02/01/2018 to 09/01/2038	$663	$738
5.500%, 06/01/2020 to 08/01/2037	1,114	1,176
5.000%, 03/01/2034 to 07/01/2044	2,250	2,505
4.500%, 08/01/2020 to 03/01/2044	5,446	5,953
4.000%, 10/01/2029 to 04/01/2046	17,466	18,805
3.500%, 11/01/2029 to 04/01/2046	38,595	40,700
3.000%, 08/01/2030 to 03/01/2046	7,796	8,010
2.500%, 09/01/2030	946	972
FHLMC ARM
3.090%, 02/01/2045 (B)	372	388
2.880%, 01/01/2044 (B)	280	289
2.627%, 12/01/2042 (B)	322	331
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	162	182
FHLMC CMO, Ser 2005-2945, Cl SA
11.509%, 03/15/2020 (B)	15	16
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	12	11
FHLMC CMO, Ser 2011-3804, Cl FN
0.886%, 03/15/2039 (B)	216	217
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.514%, 10/15/2041 (B)	708	118
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	895	923
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	1,158	127
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,285	135
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	794	804
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	1,146	1,173
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	568	73
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.814%, 09/15/2042 (B)	489	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	$109	$109
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	213	207
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	108	105
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	498	521
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	850	97
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.839%, 02/15/2038 (B)	218	15
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.564%, 05/15/2044 (B)	176	35
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.724%, 04/15/2041 (B)	160	12
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	1,751	1,792
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	707	756
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	15	14
FHLMC CMO, Ser T-76, Cl 2A
2.929%, 10/25/2037 (B)	202	210
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	485	519
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	174
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.636%, 02/25/2024 (B)	250	249
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.086%, 04/25/2024 (B)	510	503
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
2.083%, 08/25/2024 (B)	150	150

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.683%, 01/25/2025 (B)	$90	$90
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.033%, 12/25/2027 (B)	560	559
FHLMC TBA
4.000%, 06/15/2041	4,700	4,997
3.500%, 05/01/2041 to 06/01/2041	3,600	3,760
FHLMC, Ser 2007-3281, Cl AI, IO
5.994%, 02/15/2037 (B)	126	25
FNMA
7.500%, 10/01/2037 to 04/01/2039	309	379
7.000%, 04/01/2032 to 01/01/2039	181	208
6.500%, 05/01/2027 to 10/01/2038	352	409
6.000%, 10/01/2019 to 10/01/2040	1,669	1,899
5.717%, 08/25/2045	191	42
5.500%, 02/01/2021 to 02/01/2035	184	206
5.000%, 01/01/2020 to 07/01/2044	2,599	2,884
4.640%, 01/01/2021	469	524
4.540%, 01/01/2020	457	501
4.500%, 01/01/2020 to 02/01/2046	9,617	10,557
4.410%, 05/01/2021	365	406
4.380%, 04/01/2021	484	538
4.360%, 05/01/2021	975	1,086
4.300%, 04/01/2021	240	266
4.250%, 04/01/2021 to 04/01/2021	750	833
4.240%, 06/01/2021	963	1,068
4.230%, 03/01/2020	377	410
4.060%, 07/01/2021	1,000	1,104
4.000%, 01/01/2029 to 03/01/2046	18,441	19,906
3.840%, 08/01/2021	911	996
3.765%, 12/01/2025	350	386
3.590%, 12/01/2020	456	492
3.500%, 12/01/2029 to 03/01/2046	28,707	30,309
3.430%, 10/01/2020	919	987
3.410%, 10/01/2030	845	876
3.340%, 07/01/2030	600	620
3.290%, 10/01/2020	336	359
3.280%, 02/01/2028	465	494
3.260%, 10/01/2030	745	772

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.230%, 11/01/2020	$330	$351
3.110%, 02/01/2028	465	487
3.080%, 04/01/2030	500	509
3.040%, 04/01/2030	500	507
3.000%, 08/01/2033 to 08/01/2043	10,683	11,021
2.920%, 02/01/2030	1,000	1,003
2.500%, 10/01/2042	313	312
FNMA ACES, Ser 2014-M12, Cl FA
0.726%, 10/25/2021 (B)	486	480
FNMA ARM
4.375%, 04/01/2040 (B)	194	207
3.192%, 10/01/2043 (B)	235	245
2.822%, 05/01/2043 (B)	126	130
2.791%, 11/01/2042 (B)	731	755
2.738%, 02/01/2045 (B)	332	344
2.734%, 01/01/2045 (B)	375	388
2.727%, 01/01/2045 (B)	369	382
0.780%, 01/01/2023 (B)	467	467
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	60	66
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	357	388
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	359	402
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	246	51
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (B)	82	100
FNMA CMO, Ser 2009-103, Cl MB
2.498%, 12/25/2039 (B)	176	186
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	821	760
FNMA CMO, Ser 2011-87, Cl SG, IO
6.117%, 04/25/2040 (B)	503	88
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	819	76
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	1,439	1,483
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	895	101
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	172	179
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	196	201

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	81

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2013-126, Cl CS, IO
5.717%, 09/25/2041 (B)	$800	$119
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	236	25
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	904	98
FNMA CMO, Ser 2014-47, Cl AI, IO
1.758%, 08/25/2044 (B)	1,276	90
FNMA CMO, Ser 2015-56, Cl AS, IO
5.717%, 08/25/2045 (B)	96	25
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.633%, 07/25/2024 (B)	144	143
FNMA, Ser 2014-M8, Cl X2, IO
0.427%, 06/25/2024 (B)	8,823	245
FNMA, Ser 2015-37, Cl ST, IO
5.187%, 06/25/2045 (B)	458	83
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (B)	544	575
FNMA TBA
5.000%, 05/01/2038	1,500	1,658
4.500%, 04/14/2033	695	756
4.000%, 04/01/2039	23,725	25,349
3.500%, 04/01/2041 to 05/15/2045	2,325	2,455
3.000%, 04/25/2026 to 04/01/2043	5,080	5,242
2.500%, 04/25/2027	2,945	3,023
FREMF Mortgage Trust, Ser 2014-K36, Cl C
4.363%, 12/25/2046 (B) (C)	120	109
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.009%, 10/25/2047 (B) (C)	10	10
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.987%, 01/25/2047 (B) (C)	60	58
FREMF Mortgage Trust, Ser 2015-K44, Cl C
3.685%, 01/25/2048 (B) (C)	180	148
GNMA
7.500%, 10/15/2037	67	74
7.000%, 09/15/2031	50	61
6.500%, 12/15/2035	473	567
6.000%, 09/20/2038	116	132
5.000%, 11/20/2045	85	94
4.500%, 07/01/2045 to 02/20/2046	1,261	1,383

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 10/15/2041 to 03/20/2046	$12,258	$13,220
3.500%, 07/20/2045 to 01/20/2046	2,673	2,828
3.000%, 04/15/2045 to 08/20/2045	4,015	4,164
1.750%, 02/20/2034 (B)	361	377
GNMA ARM
2.500%, 05/20/2045 to 10/20/2045 (B)	1,889	1,931
GNMA CMO, Ser 2007-78, Cl SA, IO
6.100%, 12/16/2037 (B)	1,056	189
GNMA CMO, Ser 2009-66, Cl XS, IO
6.370%, 07/16/2039 (B)	1,358	241
GNMA CMO, Ser 2010-4, Cl NS, IO
5.960%, 01/16/2040 (B)	2,207	424
GNMA CMO, Ser 2010-H11, Cl FA
1.439%, 06/20/2060 (B)	584	590
GNMA CMO, Ser 2011-142, Cl IO, IO
0.838%, 09/16/2046 (B)	4,871	182
GNMA CMO, Ser 2011-H08, Cl FD
0.925%, 02/20/2061 (B)	406	402
GNMA CMO, Ser 2012-112, Cl IO, IO
0.366%, 02/16/2053 (B)	1,268	46
GNMA CMO, Ser 2012-34, Cl SA, IO
5.618%, 03/20/2042 (B)	191	41
GNMA CMO, Ser 2012-H25, Cl FA
1.125%, 12/20/2061 (B)	850	851
GNMA CMO, Ser 2013-178, Cl IO, IO
0.919%, 06/16/2055 (B)	1,023	57
GNMA CMO, Ser 2013-63, Cl IO, IO
0.769%, 09/16/2051 (B)	1,637	96
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	790	119
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.168%, 08/20/2044 (B)	321	49
GNMA CMO, Ser 2014-5, Cl SP, IO
5.709%, 06/16/2043 (B)	901	117
GNMA CMO, Ser 2014-H10, Cl TA
1.025%, 04/20/2064 (B)	815	808

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2015-H10, Cl FC
0.905%, 04/20/2065 (B)	$493	$484
GNMA CMO, Ser 2015-H18, Cl FA
0.875%, 06/20/2065 (B)	384	378
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (B)	384	378
GNMA, Ser 2012-27, Cl IO, IO
1.211%, 04/16/2053 (B)	1,825	98
GNMA, Ser 2012-43, Cl SN, IO
6.170%, 04/16/2042 (B)	114	27
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	172	174
GNMA, Ser 2013-145, Cl IO, IO
1.070%, 09/16/2044 (B)	1,530	97
GNMA, Ser 2013-96, Cl IO, IO
0.533%, 10/16/2054 (B)	2,095	79
GNMA, Ser 2014-47, Cl IA, IO
1.192%, 02/16/2048 (B)	689	43
GNMA, Ser 2014-50, Cl IO, IO
0.952%, 09/16/2055 (B)	1,404	89
GNMA, Ser 2014-92, Cl IX, IO
0.820%, 05/16/2054 (B)	9,205	469
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	97	19
GNMA, Ser 2015-5, Cl IK, IO
0.811%, 11/16/2054 (B)	7,720	465
GNMA, Ser 2015-73, Cl IO, IO
0.894%, 11/16/2055 (B)	2,265	155
GNMA, Ser 2015-85, Cl AB
2.800%, 02/16/2047 (B)	483	496
GNMA TBA
4.000%, 04/01/2040	100	107
3.500%, 05/15/2041 to 04/15/2045	12,710	13,410
3.000%, 04/15/2043 to 05/01/2043	15,900	16,443
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	70	71
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	75	75

		303,839

Non-Agency Mortgage-Backed Obligations — 4.2%
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (B) (C)	29	29
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.866%, 02/25/2045 (B)	640	640

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.099%, 03/26/2037 (B) (C)	$226	$224
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (C)	235	241
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.608%, 04/10/2049 (B)	1,000	1,015
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.085%, 12/20/2034 (B)	25	24
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
5.149%, 08/26/2035 (B) (C)	37	38
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (B)	103	103
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	612
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	149
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	131	136
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
2.812%, 04/26/2035 (B) (C)	9	9
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.586%, 05/28/2036 (B) (C)	39	39
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.129%, 05/25/2034 (B)	22	22
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.320%, 08/25/2035 (B)	76	77
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
1.133%, 01/25/2035 (B)	241	235
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.073%, 07/25/2034 (B)	155	146
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.762%, 10/25/2033 (B)	699	688

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	83

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.258%, 06/11/2041 (B) (C)	$80	$—
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.355%, 01/15/2046 (B)	20	20
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (B) (C)	359	400
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.738%, 02/25/2037 (B)	31	31
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.653%, 02/25/2037 (B)	52	52
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.697%, 07/25/2037 (B)	65	64
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	295	306
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (C)	453	456
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A4
3.622%, 07/10/2047	80	85
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	150
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	215	227
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.740%, 09/25/2033 (B)	58	58
Citigroup Mortgage Loan Trust, Ser 2008- AR4, Cl 1A1A
2.772%, 11/25/2038 (B) (C)	87	86
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.035%, 01/15/2046 (B) (C)	2,154	—
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.354%, 12/11/2049 (B) (C)	7,078	20
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (C)	508	553
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	57	59

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	$404	$407
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.800%, 08/15/2045 (B)	671	56
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	94	94
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	606
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	84
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	215	239
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	117	120
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	104	103
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	38	38
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	76
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	30	33
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	32	35
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (B)	10	10
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.141%, 12/10/2023 (B)	4,008	187
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	64	64
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.282%, 07/15/2047 (B)	3,764	239
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	165	174
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	400	432

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.537%, 06/15/2034 (B) (C)	$320	$298
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	224	241
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	524	557
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	109
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (C)	235	242
COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/2048	188	202
COMM Mortgage Trust, Ser 2015-PC1, Cl A5
3.902%, 07/10/2050	168	182
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (B) (C)	310	326
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.577%, 06/15/2034 (B) (C)	267	262
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.241%, 03/10/2047 (B)	2,245	161
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	224	235
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	372	397
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	103	104
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	74	78
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.704%, 10/25/2033 (B)	616	603

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (B) (C)	$52	$52
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.005%, 07/28/2036 (B) (C)	41	41
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	390	418
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl ASB
3.617%, 11/15/2048	438	465
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 06/15/2025	205	218
CSMC, Ser 2009-2R, Cl 1A14
2.753%, 09/26/2034 (B) (C)	503	492
CSMC, Ser 2009-2R, Cl 1A16
2.753%, 09/26/2034 (B) (C)	1,000	995
CSMC, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (B) (C)	25	25
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (B) (C)	770	758
CSMC, Ser 2014-7R, Cl 8A1
2.389%, 07/27/2037 (B) (C)	879	873
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	920	894
DBJPM, Ser 2016-C1, Cl A4
3.276%, 05/10/2049	185	191
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B) (C)	500	549
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	29	29
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	643	713
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (C)	4	4
GE Business Loan Trust, Ser 2007-1A, Cl A
0.606%, 04/16/2035 (B) (C)	186	171
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (B)	154	154
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	32	33
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	110	112

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	85

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.576%, 11/10/2039 (B) (C)	$2,254	$2
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	741	742
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	362	364
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	16	16
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	44	45
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	90	99
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	53	53
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (C)	122	123
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	153	163
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	220	235
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	212	223
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/2048	300	313
GS Mortgage Securities Trust, Ser 2015-GS1, Cl A3
3.734%, 11/10/2048	67	72
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.667%, 10/25/2033 (B)	124	124
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	66	68
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	19	18
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.883%, 10/25/2034 (B)	567	557
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.333%, 11/25/2034 (B)	720	633

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.783%, 08/25/2036 (B)	$44	$43
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.683%, 04/25/2037 (B)	187	172
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.833%, 05/25/2037 (B) (C)	504	467
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	879	1,022
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (B)	60	62
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (B)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.561%, 09/15/2047 (B)	120	111
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	33	35
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	286	288
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	270	291
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	141	150
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	366	383
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	6	6
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.272%, 06/12/2043 (B)	7,473	6

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.591%, 05/15/2047 (B)	$51	$50
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	280	300
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	249	268
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	78	80
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (C)	44	44
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,583	1,653
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	943	947
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.323%, 08/15/2046 (B) (C)	296	327
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	117	117
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	1,502	1,621
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	580	622
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	74	80
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.683%, 11/25/2033 (B)	99	99
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.716%, 08/25/2034 (B)	199	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Trust, Ser 2015-5, Cl A9
2.896%, 05/25/2045 (B) (C)	$461	$456
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.267%, 02/15/2041 (B) (C)	1,287	—
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2026 (C)	310	320
Master Resecuritization Trust, Ser 2005, Cl 3PO, PO
0.000%, 05/28/2035 (C)	17	14
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.725%, 07/25/2033 (B)	26	24
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (B)	122	121
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.613%, 12/12/2049 (B) (C)	2,103	7
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	397
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	168	168
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	50	51
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	22
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	116	117
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	82
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	109	115
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	235	247

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	87

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	$250	$265
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	84	90
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	366	382
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.208%, 02/12/2044 (B) (C)	6,290	9
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl A4FL
0.573%, 02/12/2044 (B)	990	980
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	73	73
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	368	369
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (B) (C)	770	789
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (B) (C)	650	661
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	275	275
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (C)	2	2
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	—	—
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B) (C)	250	261
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	156	157
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	128	129
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.475%, 01/26/2036 (B) (C)	797	814

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	$42	$44
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	11	9
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	262	265
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (B) (C)	215	232
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	284	284
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	238	242
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.694%, 12/25/2034 (B)	393	391
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
1.032%, 12/20/2034 (B)	179	172
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B) (C)	240	234
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (B) (C)	335	335
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.454%, 06/25/2034 (B)	14	14
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	51	50
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.510%, 07/25/2033 (B)	152	151
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.254%, 11/25/2033 (B)	28	28
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	151	155

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.422%, 12/25/2033 (B)	$45	$45
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.178%, 05/10/2045 (B) (C)	2,985	287
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	145	151
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	203	204
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	1,295	1,377
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	121	126
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	335	343
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	250	264
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.537%, 10/25/2033 (B)	114	116
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.412%, 08/25/2033 (B)	62	62
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.476%, 08/25/2033 (B)	31	31
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.521%, 09/25/2033 (B)	99	99
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.272%, 06/25/2033 (B)	11	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	220	224
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.470%, 06/25/2034 (B)	66	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	$188	$201
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	5	5
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.213%, 10/25/2045 (B)	799	765
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (B) (C)	200	204
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.756%, 05/25/2034 (B)	16	16
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.742%, 12/25/2034 (B)	89	89
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.742%, 06/25/2034 (B)	170	170
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.787%, 07/25/2034 (B)	109	110
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.788%, 06/25/2035 (B)	86	87
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.850%, 04/25/2036 (B)	878	889
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (C)	125	137
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	848
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.740%, 12/15/2045 (B) (C)	1,601	128
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.520%, 06/15/2045 (B) (C)	367	25
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.416%, 05/15/2045 (B) (C)	1,111	75

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	89

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.205%, 01/15/2024	$3,104	$192
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	311

		52,166

U.S. Government Agency Obilgation — 0.0%
FHLMC
1.620%, 11/21/2019	130	130

		130

Total Mortgage-Backed Securities (Cost $350,958) ($ Thousands)		356,135

CORPORATE OBLIGATIONS — 25.2%

Consumer Discretionary — 1.9%
21st Century Fox America
7.250%, 05/18/2018	50	55
6.900%, 08/15/2039	10	12
6.750%, 01/09/2038	20	24
6.650%, 11/15/2037	25	31
6.150%, 03/01/2037	20	24
6.150%, 02/15/2041	15	18
4.950%, 10/15/2045	135	144
3.700%, 10/15/2025	350	367
Amazon.com
4.950%, 12/05/2044	230	265
American Honda Finance MTN
3.875%, 09/21/2020 (C)	495	534
CCO Safari II
6.484%, 10/23/2045 (C)	816	908
6.384%, 10/23/2035 (C)	10	11
4.908%, 07/23/2025 (C)	540	569
4.464%, 07/23/2022 (C)	700	732
Comcast
7.050%, 03/15/2033	90	124
6.950%, 08/15/2037	50	70
6.400%, 03/01/2040	60	81
4.400%, 08/15/2035	375	406
4.250%, 01/15/2033	60	64
4.200%, 08/15/2034	30	32
3.375%, 02/15/2025	70	75
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	255
Comcast Cable Holdings
10.125%, 04/15/2022	45	60
Cox Communications
4.800%, 02/01/2035 (C)	230	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Daimler Finance North America LLC
2.625%, 09/15/2016 (C)	$150	$151
2.375%, 08/01/2018 (C)	435	442
1.125%, 03/10/2017 (C)	555	555
Discovery Communications
4.900%, 03/11/2026	310	320
ERAC USA Finance
5.625%, 03/15/2042 (C)	325	366
4.500%, 02/15/2045 (C)	95	93
Ford Motor
4.750%, 01/15/2043	240	241
Ford Motor Credit
5.875%, 08/02/2021	550	630
3.336%, 03/18/2021	500	514
3.200%, 01/15/2021	260	266
2.597%, 11/04/2019	480	482
Ford Motor Credit LLC
3.984%, 06/15/2016	300	302
3.219%, 01/09/2022	305	311
2.375%, 03/12/2019	200	201
1.700%, 05/09/2016	200	200
1.684%, 09/08/2017	200	199
General Motors
6.750%, 04/01/2046	410	466
6.600%, 04/01/2036	190	209
6.250%, 10/02/2043	160	171
5.000%, 04/01/2035	175	164
General Motors Financial
5.250%, 03/01/2026	420	439
4.200%, 03/01/2021	525	542
3.450%, 04/10/2022	320	314
3.200%, 07/13/2020	118	118
3.100%, 01/15/2019	230	233
Grupo Televisa
5.000%, 05/13/2045	225	207
Home Depot
4.250%, 04/01/2046	48	53
3.750%, 02/15/2024	66	73
3.000%, 04/01/2026	270	283
2.000%, 04/01/2021	685	692
Hyundai Capital America
2.400%, 10/30/2018 (C)	38	38
2.125%, 10/02/2017 (C)	60	60
Lowe’s MTN
7.110%, 05/15/2037	110	151
5.125%, 11/15/2041	11	13
McDonald’s MTN
5.350%, 03/01/2018	100	108
4.875%, 12/09/2045	505	552
3.700%, 01/30/2026	225	238
2.750%, 12/09/2020	225	233
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	200	203

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NBCUniversal Media
5.950%, 04/01/2041	$50	$64
4.375%, 04/01/2021	120	134
Newell Rubbermaid
5.500%, 04/01/2046	337	366
4.200%, 04/01/2026	568	594
3.850%, 04/01/2023	980	1,016
3.150%, 04/01/2021	60	62
QVC
5.950%, 03/15/2043	10	9
Scripps Networks Interactive
3.950%, 06/15/2025	185	185
3.900%, 11/15/2024	260	263
3.500%, 06/15/2022	150	150
2.800%, 06/15/2020	200	200
Sky PLC
3.750%, 09/16/2024 (C)	310	320
Time Warner
7.700%, 05/01/2032	530	680
7.625%, 04/15/2031	385	491
7.570%, 02/01/2024	30	38
5.375%, 10/15/2041	12	13
4.850%, 07/15/2045	87	89
3.550%, 06/01/2024	385	396
Time Warner Cable
8.250%, 04/01/2019	200	233
7.300%, 07/01/2038	110	129
6.750%, 07/01/2018	40	44
6.550%, 05/01/2037	170	186
5.875%, 11/15/2040	210	217
5.500%, 09/01/2041	44	44
5.000%, 02/01/2020	320	347
Toyota Motor Credit MTN
2.100%, 01/17/2019	174	178
1.250%, 10/05/2017	250	250
Viacom
5.250%, 04/01/2044	90	81
4.850%, 12/15/2034	259	230
4.250%, 09/01/2023	30	30
3.875%, 04/01/2024	30	30
Volkswagen Group of America Finance
2.400%, 05/22/2020 (C)	205	201
Volkswagen International Finance
1.125%, 11/18/2016 (C)	580	578
WPP Finance
5.125%, 09/07/2042	60	59

		23,802

Consumer Staples — 2.0%
Altria Group
9.950%, 11/10/2038	50	88
5.375%, 01/31/2044	190	232
4.750%, 05/05/2021	230	261

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.850%, 08/09/2022	$550	$568
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	2,112	2,360
3.650%, 02/01/2026	3,641	3,829
3.300%, 02/01/2023	995	1,034
2.650%, 02/01/2021	877	901
1.900%, 02/01/2019	450	457
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	18	21
2.500%, 07/15/2022	420	423
1.375%, 07/15/2017	105	106
Coca-Cola
1.800%, 09/01/2016	60	60
Coca-Cola Femsa
2.375%, 11/26/2018	400	406
Costco Wholesale
2.250%, 02/15/2022	56	57
CVS Health
5.750%, 05/15/2041	50	61
5.125%, 07/20/2045	710	822
4.875%, 07/20/2035	110	123
3.875%, 07/20/2025	100	108
3.500%, 07/20/2022	110	118
2.750%, 12/01/2022	550	565
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	87	96
Diageo Investment
2.875%, 05/11/2022	580	606
Kraft Heinz Foods
6.875%, 01/26/2039	49	62
6.500%, 02/09/2040	140	175
6.125%, 08/23/2018	225	248
5.375%, 02/10/2020	16	18
5.200%, 07/15/2045 (C)	810	906
5.000%, 07/15/2035 (C)	100	110
5.000%, 06/04/2042	35	38
4.875%, 02/15/2025 (C)	70	77
3.950%, 07/15/2025 (C)	90	96
3.500%, 06/06/2022	820	862
3.500%, 07/15/2022 (C)	325	341
2.800%, 07/02/2020 (C)	510	524
Kroger
7.500%, 04/01/2031	90	118
6.900%, 04/15/2038	80	105
5.400%, 07/15/2040	14	16
2.950%, 11/01/2021	235	245
2.200%, 01/15/2017	40	40
Mondelez International
4.000%, 02/01/2024	140	150
PepsiCo
7.900%, 11/01/2018	11	13
4.250%, 10/22/2044	100	107
4.000%, 03/05/2042	50	52
3.100%, 07/17/2022	59	63

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	91

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.000%, 08/25/2021	$31	$33
2.500%, 05/10/2016	35	35
1.250%, 08/13/2017	72	72
Pernod Ricard
4.450%, 01/15/2022 (C)	370	399
Philip Morris International
4.500%, 03/20/2042	200	215
2.500%, 08/22/2022	250	257
1.875%, 02/25/2021	96	97
1.375%, 02/25/2019	285	286
Reynolds American
8.125%, 06/23/2019	370	442
5.850%, 08/15/2045	510	623
5.700%, 08/15/2035	255	298
3.250%, 06/12/2020	54	57
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	260
Tyson Foods
5.150%, 08/15/2044	270	302
3.950%, 08/15/2024	60	64
Walgreens Boots Alliance
4.800%, 11/18/2044	875	870
3.300%, 11/18/2021	377	388
Wal-Mart Stores
5.625%, 04/15/2041	20	26
4.750%, 10/02/2043	200	236
4.300%, 04/22/2044	605	676
3.300%, 04/22/2024	60	65
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	455	474
2.900%, 10/21/2019 (C)	566	581
2.400%, 10/21/2018 (C)	210	212
2.000%, 10/20/2017 (C)	115	116

		24,752

Energy — 2.5%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	65
Anadarko Petroleum
6.600%, 03/15/2046	255	260
6.450%, 09/15/2036	110	110
6.375%, 09/15/2017	70	73
5.550%, 03/15/2026	440	444
4.850%, 03/15/2021	330	334
4.500%, 07/15/2044	125	98
Apache
5.100%, 09/01/2040	120	109
4.250%, 01/15/2044	180	151
3.250%, 04/15/2022	109	105
Baker Hughes
7.500%, 11/15/2018	170	191
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	601
Boardwalk Pipelines
5.875%, 11/15/2016	350	351

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BP Capital Markets PLC
3.994%, 09/26/2023	$95	$100
3.814%, 02/10/2024	83	86
3.506%, 03/17/2025	90	91
3.245%, 05/06/2022	90	93
3.062%, 03/17/2022	50	51
1.846%, 05/05/2017	172	173
Canadian Natural Resources
6.450%, 06/30/2033	50	46
Chevron
3.191%, 06/24/2023	22	23
2.411%, 03/03/2022	450	458
2.355%, 12/05/2022	15	15
1.365%, 03/02/2018	510	512
CNOOC Finance
3.500%, 05/05/2025	450	443
CNOOC Nexen Finance
4.250%, 04/30/2024	200	207
Conoco Funding
7.250%, 10/15/2031	130	144
ConocoPhillips
6.000%, 01/15/2020	100	111
4.150%, 11/15/2034	395	353
Continental Resources
5.000%, 09/15/2022	10	9
Devon Energy
6.300%, 01/15/2019	80	81
5.850%, 12/15/2025	150	145
5.600%, 07/15/2041	110	86
5.000%, 06/15/2045	190	142
4.750%, 05/15/2042	17	12
3.250%, 05/15/2022	137	115
Devon Financing LLC
7.875%, 09/30/2031	40	39
Ecopetrol
5.875%, 05/28/2045	210	165
5.375%, 06/26/2026	190	173
4.125%, 01/16/2025	43	37
Enbridge Energy Partners
5.875%, 10/15/2025 (D)	200	202
Energy Transfer Partners
8.250%, 11/15/2029	675	742
6.125%, 12/15/2045	55	49
5.150%, 03/15/2045	14	11
4.750%, 01/15/2026	195	177
4.150%, 10/01/2020	135	130
3.600%, 02/01/2023	45	39
2.500%, 06/15/2018	275	266
Enterprise Products Operating
5.700%, 02/15/2042	40	40
Exxon Mobil
4.114%, 03/01/2046	735	779
3.043%, 03/01/2026	839	859
2.397%, 03/06/2022	100	101

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.222%, 03/01/2021	$1,288	$1,311
1.708%, 03/01/2019	790	800
Florida Gas Transmission
7.900%, 05/15/2019 (C)	350	392
Gulfstream Natural Gas System
5.950%, 10/15/2045 (C)	190	187
Halliburton
5.000%, 11/15/2045	135	132
3.800%, 11/15/2025	380	381
3.500%, 08/01/2023	50	50
2.700%, 11/15/2020	60	61
Hess
8.125%, 02/15/2019	150	165
Kerr-McGee
7.875%, 09/15/2031	100	109
6.950%, 07/01/2024	337	357
Kinder Morgan
5.300%, 12/01/2034	200	172
4.300%, 06/01/2025	1,030	980
Magellan Midstream Partners
5.000%, 03/01/2026	150	162
Marathon Oil
5.200%, 06/01/2045	140	98
Marathon Petroleum
5.850%, 12/15/2045	120	108
5.000%, 09/15/2054	30	23
Noble Energy
5.250%, 11/15/2043	60	52
5.050%, 11/15/2044	29	25
4.150%, 12/15/2021	230	229
3.900%, 11/15/2024	150	141
Occidental Petroleum
4.625%, 06/15/2045	130	136
4.400%, 04/15/2046	295	297
3.500%, 06/15/2025	45	46
3.400%, 04/15/2026	195	197
2.700%, 02/15/2023	129	127
1.750%, 02/15/2017	35	35
ONEOK Partners
2.000%, 10/01/2017	240	232
Petrobras Global Finance
6.850%, 06/05/2115	200	139
6.250%, 03/17/2024	310	248
Petrobras International Finance
5.375%, 01/27/2021	1,060	876
Petro-Canada
6.800%, 05/15/2038	475	521
Petrofac
3.400%, 10/10/2018 (C)	250	230
Petroleos Mexicanos
6.875%, 08/04/2026 (C)	325	352
6.625%, 06/15/2035	350	336
6.375%, 01/23/2045	530	491
5.625%, 01/23/2046	297	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 06/27/2044	$30	$25
4.875%, 01/18/2024	32	31
2.460%, 12/15/2025	665	682
2.378%, 04/15/2025	337	345
Phillips 66
5.875%, 05/01/2042	35	38
Pioneer Natural Resources
3.450%, 01/15/2021	255	254
Plains All American Pipeline
4.650%, 10/15/2025	65	60
Pride International
6.875%, 08/15/2020	30	22
Schlumberger Holdings
4.000%, 12/21/2025 (C)	120	124
3.000%, 12/21/2020 (C)	1,000	1,014
Schlumberger Investment
3.650%, 12/01/2023	61	63
3.300%, 09/14/2021 (C)	47	49
Shell International Finance
4.375%, 03/25/2020	140	153
4.375%, 05/11/2045	515	516
4.125%, 05/11/2035	1,681	1,722
3.400%, 08/12/2023	465	482
2.125%, 05/11/2020	56	57
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	380	405
Spectra Energy Partners
5.950%, 09/25/2043	30	31
4.500%, 03/15/2045	400	355
Statoil
5.250%, 04/15/2019	140	154
3.700%, 03/01/2024	210	219
TC PipeLines
4.650%, 06/15/2021	85	82
Total Capital International
3.700%, 01/15/2024	42	45
2.875%, 02/17/2022	505	518
TransCanada Pipelines
4.625%, 03/01/2034	470	449
Transcontinental Gas Pipe Line
7.850%, 02/01/2026 (C)	270	308
Transocean
5.800%, 12/15/2016	70	70
3.000%, 10/15/2017	260	247
Valero Energy
4.900%, 03/15/2045	185	165
Western Gas Partners
5.450%, 04/01/2044	65	52
5.375%, 06/01/2021	120	116
4.000%, 07/01/2022	35	31
3.950%, 06/01/2025	280	240
Williams
7.875%, 09/01/2021	496	459

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	93

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Williams Partners
4.000%, 09/15/2025	$130	$105

		30,333

Financials — 9.6%
AIA Group MTN
4.500%, 03/16/2046 (C)	380	382
3.200%, 03/11/2025 (C)	270	271
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	42	42
American Express
7.000%, 03/19/2018	170	186
American Express Credit MTN
2.600%, 09/14/2020	345	354
2.375%, 05/26/2020	64	65
2.250%, 08/15/2019	625	633
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018	65	65
American International Group
4.800%, 07/10/2045	50	49
4.375%, 01/15/2055	105	92
4.125%, 02/15/2024	107	111
3.900%, 04/01/2026	1,225	1,229
3.875%, 01/15/2035	30	27
3.750%, 07/10/2025	268	268
American Tower
3.500%, 01/31/2023‡	423	427
3.450%, 09/15/2021‡	345	353
3.300%, 02/15/2021‡	200	203
2.800%, 06/01/2020‡	180	181
Aon
6.250%, 09/30/2040	19	22
3.500%, 06/14/2024	65	65
Bank of America
6.875%, 04/25/2018	100	110
6.500%, 08/01/2016	1,325	1,349
6.400%, 08/28/2017	150	159
6.100%, 06/15/2017	2,600	2,719
6.000%, 09/01/2017	375	396
5.750%, 12/01/2017	70	74
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,100	1,181
5.625%, 07/01/2020	105	118
5.420%, 03/15/2017	200	207
5.000%, 05/13/2021	410	455
5.000%, 01/21/2044	700	772
4.875%, 04/01/2044	260	283
4.450%, 03/03/2026	1,289	1,328
4.250%, 10/22/2026	47	48
4.200%, 08/26/2024	700	713
4.125%, 01/22/2024	290	307
4.100%, 07/24/2023	340	358
4.000%, 04/01/2024	290	304
4.000%, 01/22/2025	433	434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.950%, 04/21/2025	$123	$122
3.875%, 08/01/2025	704	730
3.300%, 01/11/2023	440	444
2.625%, 10/19/2020	355	357
2.600%, 01/15/2019	160	163
2.250%, 04/21/2020	100	99
Bank of Montreal MTN
2.375%, 01/25/2019	55	56
1.400%, 09/11/2017	53	53
Bank of New York Mellon
4.600%, 01/15/2020	40	44
3.550%, 09/23/2021	34	36
3.400%, 05/15/2024	1,075	1,124
3.250%, 09/11/2024	100	103
2.500%, 04/15/2021	770	785
2.200%, 03/04/2019	425	432
Bank of Nova Scotia
1.850%, 04/14/2020	160	159
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (C)	200	216
Barclays Bank
5.000%, 09/22/2016	100	102
Barclays Bank PLC
4.375%, 01/12/2026	660	647
BB&T
5.250%, 11/01/2019	200	219
3.950%, 04/29/2016	160	161
Bear Stearns
7.250%, 02/01/2018	1,500	1,647
Berkshire Hathaway
3.750%, 08/15/2021	500	547
3.400%, 01/31/2022	65	70
3.125%, 03/15/2026	1,400	1,435
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	120
4.400%, 05/15/2042	316	342
BNP Paribas MTN
4.375%, 09/28/2025 (C)	460	460
2.700%, 08/20/2018	380	388
2.375%, 09/14/2017	110	111
Boston Properties
5.625%, 11/15/2020‡	450	506
BPCE
5.150%, 07/21/2024 (C)	200	204
Capital One Bank USA
1.200%, 02/13/2017	750	749
Capital One Financial
4.750%, 07/15/2021	50	55
4.200%, 10/29/2025	353	357
Chubb INA Holdings
4.350%, 11/03/2045	235	256
3.350%, 05/03/2026	455	475
3.150%, 03/15/2025	74	76
2.875%, 11/03/2022	39	40

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.300%, 11/03/2020	$50	$51
Citigroup
8.125%, 07/15/2039	170	252
5.875%, 01/30/2042	250	301
5.500%, 09/13/2025	269	294
5.300%, 05/06/2044	40	42
4.650%, 07/30/2045	775	812
4.600%, 03/09/2026	520	533
4.500%, 01/14/2022	380	416
4.450%, 09/29/2027	930	936
4.400%, 06/10/2025	270	275
4.300%, 11/20/2026	60	60
3.700%, 01/12/2026	595	611
3.500%, 05/15/2023	130	130
3.300%, 04/27/2025	120	120
2.500%, 09/26/2018	990	1,005
2.150%, 07/30/2018	71	71
1.800%, 02/05/2018	505	505
1.700%, 04/27/2018	160	159
1.550%, 08/14/2017	580	580
1.179%, 08/25/2036 (B)	1,500	970
CME Group
3.000%, 03/15/2025	51	52
Commonwealth Bank of Australia
2.250%, 03/16/2017 (C)	250	254
Cooperatieve Rabobank
4.625%, 12/01/2023	530	559
3.875%, 02/08/2022	30	32
3.375%, 01/19/2017	370	377
Credit Agricole
8.375%, 12/31/2049 (B) (C)	170	187
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	280	267
3.800%, 09/15/2022	595	592
3.125%, 12/10/2020 (C)	980	975
DDR
4.625%, 07/15/2022‡	425	451
3.375%, 05/15/2023‡	355	345
Deutsche Bank
1.350%, 05/30/2017	460	457
Discover Bank
3.100%, 06/04/2020	500	504
Discover Financial Services
6.450%, 06/12/2017	250	262
Duke Realty
4.375%, 06/15/2022‡	50	53
Education Realty Operating Partnership
4.600%, 12/01/2024‡	505	498
ERP Operating
5.750%, 06/15/2017‡	125	132
4.625%, 12/15/2021‡	64	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	$1,021	$1,160
Fifth Third Bancorp
2.875%, 10/01/2021	200	204
2.300%, 03/01/2019	30	30
Goldman Sachs Group
7.500%, 02/15/2019	710	818
6.750%, 10/01/2037	342	408
6.250%, 09/01/2017	350	373
6.250%, 02/01/2041	300	373
6.150%, 04/01/2018	780	844
6.000%, 06/15/2020	880	1,003
5.750%, 01/24/2022	300	346
5.375%, 03/15/2020	950	1,054
5.150%, 05/22/2045	140	142
4.750%, 10/21/2045	496	518
4.250%, 10/21/2025	460	468
4.000%, 03/03/2024	200	210
3.850%, 07/08/2024	121	125
3.750%, 05/22/2025	50	51
3.750%, 02/25/2026	1,575	1,613
3.500%, 01/23/2025	64	65
2.900%, 07/19/2018	220	225
2.875%, 02/25/2021	695	707
2.750%, 09/15/2020	35	36
2.375%, 01/22/2018	520	527
HBOS PLC MTN
6.750%, 05/21/2018 (C)	200	216
HCP
4.250%, 11/15/2023‡	580	582
4.000%, 06/01/2025‡	450	432
3.400%, 02/01/2025‡	57	53
2.625%, 02/01/2020‡	28	28
Healthcare Realty Trust
3.875%, 05/01/2025‡	200	194
3.750%, 04/15/2023‡	400	394
Highwoods Realty
5.850%, 03/15/2017‡	750	777
HSBC Bank PLC
4.125%, 08/12/2020 (C)	100	107
HSBC Finance
6.676%, 01/15/2021	850	975
HSBC Holdings PLC
5.250%, 03/14/2044	520	527
4.875%, 01/14/2022	100	110
4.300%, 03/08/2026	1,135	1,173
4.250%, 08/18/2025	250	247
4.000%, 03/30/2022	206	217
3.400%, 03/08/2021	1,079	1,101
HSBC USA
2.350%, 03/05/2020	100	99
Huntington Bancshares
3.150%, 03/14/2021	345	351

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	95

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ING Bank
5.800%, 09/25/2023 (C)	$430	$468
2.750%, 03/22/2021 (C)	450	457
Intercontinental Exchange
4.000%, 10/15/2023	65	68
2.500%, 10/15/2018	85	86
International Lease Finance
7.125%, 09/01/2018 (C)	500	545
6.750%, 09/01/2016 (C)	640	650
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	510	478
JPMorgan Chase
5.400%, 01/06/2042	25	30
4.950%, 06/01/2045	409	432
4.500%, 01/24/2022	660	728
4.125%, 12/15/2026	520	540
3.875%, 09/10/2024	20	20
3.625%, 05/13/2024	230	240
3.375%, 05/01/2023	140	141
3.300%, 04/01/2026	865	872
3.250%, 09/23/2022	240	250
3.200%, 01/25/2023	100	103
3.150%, 07/05/2016	180	181
2.550%, 03/01/2021	1,735	1,750
2.250%, 01/23/2020	645	650
JPMorgan Chase Bank
6.000%, 10/01/2017	1,927	2,046
JPMorgan Chase Capital XIII
1.579%, 09/30/2034 (B)	500	394
KKR Group Finance II
5.500%, 02/01/2043 (C)	20	20
Lazard Group LLC
4.250%, 11/14/2020	290	303
3.750%, 02/13/2025	485	447
Liberty Mutual Group
4.850%, 08/01/2044 (C)	275	263
Liberty Mutual Insurance
8.500%, 05/15/2025 (C)	100	126
Lloyds Banking Group
4.650%, 03/24/2026	445	441
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	350
Macquarie Bank
5.000%, 02/22/2017 (C)	170	175
Macquarie Group
6.250%, 01/14/2021 (C)	166	187
Markel
5.000%, 04/05/2046	80	80
Marsh & McLennan
3.750%, 03/14/2026	295	302
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	295	428

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MetLife
6.750%, 06/01/2016	$390	$394
6.400%, 12/15/2036	945	976
5.700%, 06/15/2035	15	17
4.600%, 05/13/2046	150	154
Metropolitan Life Global Funding MTN
2.500%, 12/03/2020 (C)	325	330
1.500%, 01/10/2018 (C)	313	314
Mid-America Apartments
4.300%, 10/15/2023 ‡	140	148
4.000%, 11/15/2025 ‡	160	163
3.750%, 06/15/2024 ‡	320	325
Mizuho Bank
1.800%, 03/26/2018 (C)	200	200
Morgan Stanley MTN
7.300%, 05/13/2019	320	368
6.625%, 04/01/2018	2,050	2,240
5.950%, 12/28/2017	200	214
5.750%, 01/25/2021	100	115
5.625%, 09/23/2019	350	390
5.550%, 04/27/2017	100	104
5.450%, 01/09/2017	470	485
4.000%, 07/23/2025	1,368	1,431
3.950%, 04/23/2027	355	355
3.875%, 01/27/2026	330	344
3.700%, 10/23/2024	94	97
2.800%, 06/16/2020	566	576
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	612	629
National City
6.875%, 05/15/2019	50	56
National City Bank
1.006%, 06/07/2017 (B)	600	596
Nationwide Mutual Insurance
2.924%, 12/15/2024 (B) (C)	760	738
New York Life Global Funding
2.150%, 06/18/2019 (C)	73	74
New York Life Insurance
6.750%, 11/15/2039 (C)	255	334
2.100%, 01/02/2019 (C)	330	336
Nordea Bank
4.875%, 05/13/2021 (C)	250	271
1.625%, 05/15/2018 (C)	220	220
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	430	529
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	50	52
Pipeline Funding
7.500%, 01/15/2030 (C)	444	492
PNC Bank
2.400%, 10/18/2019	400	408
2.250%, 07/02/2019	325	330

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Post Apartment Homes
4.750%, 10/15/2017	$700	$724
Pricoa Global Funding MTN
1.600%, 05/29/2018 (C)	150	149
Prudential Financial MTN
5.625%, 05/12/2041	10	11
Prudential Insurance of America
8.300%, 07/01/2025 (C)	150	194
Realty Income
3.250%, 10/15/2022‡	70	69
Regency Centers
5.875%, 06/15/2017‡	375	393
Reliance Standard Life Global Funding II MTN
2.500%, 04/24/2019 (C)	750	755
Royal Bank of Canada
4.650%, 01/27/2026	375	382
2.300%, 07/20/2016	60	60
2.300%, 03/22/2021	605	612
2.000%, 10/01/2018	183	185
1.875%, 02/05/2020	180	181
1.200%, 01/23/2017	60	60
1.200%, 09/19/2017	140	140
Royal Bank of Scotland
4.650%, 06/04/2018	350	360
Royal Bank of Scotland Group
1.875%, 03/31/2017	250	249
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	810	813
Santander Holdings USA
3.450%, 08/27/2018	230	234
Santander Issuances
5.179%, 11/19/2025	300	290
Santander UK Group Holdings
4.750%, 09/15/2025 (C)	215	203
2.875%, 10/16/2020	606	603
Simon Property Group
4.375%, 03/01/2021‡	38	42
2.150%, 09/15/2017‡	125	126
Skandinaviska Enskilda Banken MTN
2.625%, 11/17/2020 (C)	625	634
Standard Chartered
5.700%, 03/26/2044 (C)	560	504
State Street
4.956%, 03/15/2018	270	284
3.700%, 11/20/2023	138	148
3.300%, 12/16/2024	70	73
SunTrust Banks
2.900%, 03/03/2021	434	440
Svenska Handelsbanken MTN
2.450%, 03/30/2021	620	626

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Synchrony Financial
4.500%, 07/23/2025	$340	$350
Tanger Properties
3.875%, 12/01/2023‡	175	179
3.750%, 12/01/2024‡	155	156
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	193
4.900%, 09/15/2044 (C)	290	311
Toronto-Dominion Bank
2.250%, 03/15/2021 (C)	1,125	1,134
1.750%, 07/23/2018	72	72
Trinity Acquisition
4.400%, 03/15/2026	125	127
3.500%, 09/15/2021	235	239
UBS MTN
1.800%, 03/26/2018	445	446
1.375%, 06/01/2017	350	350
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	230	230
4.125%, 04/15/2026 (C)	560	560
3.000%, 04/15/2021 (C)	835	836
US Bancorp MTN
2.950%, 07/15/2022	25	26
US Bank
2.125%, 10/28/2019	260	265
Ventas Realty
4.125%, 01/15/2026‡	29	30
Visa
4.300%, 12/14/2045	120	131
3.150%, 12/14/2025	825	861
2.800%, 12/14/2022	840	876
2.200%, 12/14/2020	340	349
Wachovia Capital Trust III
5.570%, 12/31/2049 (B)	500	494
WEA Finance
3.750%, 09/17/2024 (C)	210	214
3.250%, 10/05/2020 (C)	505	516
Wells Fargo MTN
5.375%, 11/02/2043	125	141
4.900%, 11/17/2045	259	278
4.650%, 11/04/2044	121	124
4.300%, 07/22/2027	533	566
4.125%, 08/15/2023	900	960
3.500%, 03/08/2022	430	459
3.450%, 02/13/2023	230	236
3.300%, 09/09/2024	105	108
3.000%, 01/22/2021	575	596
2.550%, 12/07/2020	46	47
2.500%, 03/04/2021	95	96
2.150%, 01/30/2020	70	71
2.125%, 04/22/2019	70	71
Wells Fargo Bank
6.000%, 11/15/2017	590	633

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	97

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.650%, 01/22/2018	$585	$589
Welltower
6.125%, 04/15/2020‡	525	592
4.500%, 01/15/2024‡	102	106
Westpac Banking
4.875%, 11/19/2019	170	188
2.450%, 11/28/2016 (C)	200	202
ZFS Finance USA Trust II
6.450%, 12/15/2065 (B) (C)	750	748

		117,710

Health Care — 2.3%
AbbVie
4.500%, 05/14/2035	395	410
4.400%, 11/06/2042	450	455
3.600%, 05/14/2025	520	546
3.200%, 11/06/2022	44	45
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	495	504
1.750%, 11/06/2017	120	121
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS
4.750%, 03/15/2045	505	531
4.550%, 03/15/2035	10	10
3.800%, 03/15/2025	1,360	1,415
3.450%, 03/15/2022	1,095	1,137
3.000%, 03/12/2020	352	362
2.350%, 03/12/2018	235	238
Aetna
2.200%, 03/15/2019	180	183
Amgen
5.750%, 03/15/2040	62	73
5.650%, 06/15/2042	227	267
5.375%, 05/15/2043	40	46
5.150%, 11/15/2041	1,105	1,219
3.875%, 11/15/2021	150	163
3.625%, 05/22/2024	60	63
2.125%, 05/01/2020	22	22
Anthem
5.100%, 01/15/2044	65	69
4.625%, 05/15/2042	41	40
3.500%, 08/15/2024	90	91
3.125%, 05/15/2022	468	470
2.300%, 07/15/2018	65	66
AstraZeneca
3.375%, 11/16/2025	500	518
Baxalta
5.250%, 06/23/2045 (C)	357	380
4.000%, 06/23/2025 (C)	145	147
3.600%, 06/23/2022 (C)	627	637
Bayer US Finance
3.375%, 10/08/2024 (C)	200	211

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Becton Dickinson
4.685%, 12/15/2044	$110	$119
3.734%, 12/15/2024	166	177
2.675%, 12/15/2019	297	304
Biogen
5.200%, 09/15/2045	583	647
4.050%, 09/15/2025	257	274
3.625%, 09/15/2022	170	180
Celgene
5.250%, 08/15/2043	40	45
5.000%, 08/15/2045	1,027	1,110
3.875%, 08/15/2025	250	263
3.625%, 05/15/2024	69	71
3.550%, 08/15/2022	220	231
2.875%, 08/15/2020	200	206
1.900%, 08/15/2017	63	63
EMD Finance
2.400%, 03/19/2020 (C)	670	669
Express Scripts Holding
4.500%, 02/25/2026	310	321
3.300%, 02/25/2021	800	820
2.650%, 02/15/2017	405	410
Forest Laboratories
5.000%, 12/15/2021 (C)	35	39
Gilead Sciences
5.650%, 12/01/2041	35	42
4.750%, 03/01/2046	180	197
4.500%, 02/01/2045	20	21
3.700%, 04/01/2024	665	714
3.650%, 03/01/2026	473	503
3.250%, 09/01/2022	296	313
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	178
1.500%, 05/08/2017	160	161
Humana
7.200%, 06/15/2018	159	177
4.625%, 12/01/2042	40	39
3.850%, 10/01/2024	495	517
3.150%, 12/01/2022	390	395
Johnson & Johnson
4.500%, 12/05/2043	250	287
3.700%, 03/01/2046	835	877
3.550%, 03/01/2036	500	520
Medtronic
4.625%, 03/15/2045	130	146
4.375%, 03/15/2035	81	88
3.625%, 03/15/2024	545	585
3.500%, 03/15/2025	330	352
3.150%, 03/15/2022	65	69
Merck
2.750%, 02/10/2025	130	133
2.400%, 09/15/2022	29	30
2.350%, 02/10/2022	466	475

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mylan
2.550%, 03/28/2019	$390	$390
Novartis Capital
4.000%, 11/20/2045	200	214
Perrigo Finance Unlimited
4.375%, 03/15/2026	535	551
3.900%, 12/15/2024	290	288
3.500%, 12/15/2021	200	204
Pfizer
6.200%, 03/15/2019	120	137
Stryker
4.625%, 03/15/2046	675	721
Thermo Fisher Scientific
3.300%, 02/15/2022	465	474
UnitedHealth Group
4.625%, 07/15/2035	363	405
3.875%, 10/15/2020	180	195
3.750%, 07/15/2025	80	86
3.375%, 11/15/2021	75	80
3.350%, 07/15/2022	28	30
3.100%, 03/15/2026	580	594
2.875%, 12/15/2021	365	379
2.875%, 03/15/2023	50	51
2.125%, 03/15/2021	420	424
Wyeth LLC
5.950%, 04/01/2037	130	167
Zimmer Biomet Holdings
4.450%, 08/15/2045	60	59

		28,679

Industrials — 1.9%
ABB Finance USA
4.375%, 05/08/2042	30	32
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	325	326
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	840	899
AP Moeller - Maersk
3.875%, 09/28/2025 (C)	275	263
Aviation Capital Group
6.750%, 04/06/2021 (C)	180	203
BAE Systems
4.750%, 10/11/2021 (C)	750	821
Boeing
4.875%, 02/15/2020	210	236
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	122
5.750%, 03/15/2018	950	1,033
5.400%, 06/01/2041	50	59
4.700%, 09/01/2045	200	223
4.150%, 04/01/2045	165	169
3.850%, 09/01/2023	340	372
3.450%, 09/15/2021	91	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Canadian Pacific Railway
6.125%, 09/15/2115	$44	$47
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	417
Catholic Health Initiatives
4.350%, 11/01/2042	30	30
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	144	155
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	225	247
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	648	716
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	144	162
CSX
6.250%, 03/15/2018	155	169
3.950%, 05/01/2050	21	19
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	111	128
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	316	338
Eaton
7.625%, 04/01/2024	75	95
4.150%, 11/02/2042	110	110
2.750%, 11/02/2022	450	450
1.500%, 11/02/2017	60	60
FedEx
4.550%, 04/01/2046	310	319
GE Capital International Funding
4.418%, 11/15/2035 (C)	1,979	2,150
2.342%, 11/15/2020 (C)	695	712
General Electric
6.875%, 01/10/2039	175	253
6.150%, 08/07/2037	254	342
6.000%, 08/07/2019	185	213
5.875%, 01/14/2038	109	142
5.625%, 09/15/2017	100	107
5.500%, 01/08/2020	180	206
5.400%, 02/15/2017	200	208
5.300%, 02/11/2021	154	179
4.650%, 10/17/2021	140	160
4.625%, 01/07/2021	205	232
4.500%, 03/11/2044	635	709

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	99

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.375%, 09/16/2020	$10	$11
3.100%, 01/09/2023	100	106
2.300%, 04/27/2017	45	46
2.200%, 01/09/2020	43	44
2.100%, 12/11/2019	30	31
1.098%, 08/15/2036 (B)	850	702
1.001%, 05/05/2026 (B)	155	141
Glencore Funding LLC
2.500%, 01/15/2019 (C)	190	174
Lockheed Martin
4.700%, 05/15/2046	250	280
4.500%, 05/15/2036	60	65
4.070%, 12/15/2042	91	92
3.550%, 01/15/2026	1,380	1,462
3.350%, 09/15/2021	575	608
2.500%, 11/23/2020	430	440
2.125%, 09/15/2016	37	37
Northrop Grumman
3.850%, 04/15/2045	141	139
3.250%, 08/01/2023	1,775	1,856
Parker-Hannifin MTN
3.300%, 11/21/2024	140	147
Penske Truck Leasing LP
3.375%, 02/01/2022 (C)	496	490
3.200%, 07/15/2020 (C)	450	450
3.050%, 01/09/2020 (C)	90	89
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	760	791
Union Pacific
4.050%, 03/01/2046	310	319
United Technologies
8.875%, 11/15/2019	110	135
4.500%, 06/01/2042	17	19
4.150%, 05/15/2045	59	61
US Airways Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	544	563
Valmont Industries
5.250%, 10/01/2054	175	150
Verisk Analytics
5.500%, 06/15/2045	50	49
Waste Management
4.600%, 03/01/2021	90	96
3.500%, 05/15/2024	100	105

		23,628

Information Technology — 1.1%
Alibaba Group Holding
3.600%, 11/28/2024	270	272
Analog Devices
5.300%, 12/15/2045	145	163

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Apple
4.650%, 02/23/2046	$1,430	$1,561
4.375%, 05/13/2045	400	419
3.850%, 05/04/2043	500	486
3.450%, 02/09/2045	31	28
3.250%, 02/23/2026	486	507
3.200%, 05/13/2025	64	67
2.850%, 05/06/2021	113	119
2.850%, 02/23/2023	585	606
2.250%, 02/23/2021	870	886
2.150%, 02/09/2022	82	83
0.869%, 05/03/2018 (B)	69	69
Cisco Systems
2.200%, 02/28/2021	1,040	1,061
1.600%, 02/28/2019	413	419
Fidelity National Information Services
5.000%, 10/15/2025	200	216
4.500%, 10/15/2022	145	155
3.625%, 10/15/2020	300	310
2.850%, 10/15/2018	375	381
Harris
5.054%, 04/27/2045	60	64
Hewlett Packard Enterprise
6.350%, 10/15/2045 (C)	445	437
4.900%, 10/15/2025 (C)	380	391
Intel
3.700%, 07/29/2025	83	91
3.300%, 10/01/2021	35	38
3.100%, 07/29/2022	35	37
KLA-Tencor
4.125%, 11/01/2021	370	386
MasterCard
3.375%, 04/01/2024	250	267
Microsoft
4.750%, 11/03/2055	43	48
4.200%, 11/03/2035	671	719
4.000%, 02/12/2055	24	24
3.750%, 02/12/2045	330	327
3.625%, 12/15/2023	89	97
3.500%, 02/12/2035	593	581
3.125%, 11/03/2025	480	504
2.375%, 02/12/2022	20	21
2.375%, 05/01/2023	20	20
Oracle
3.900%, 05/15/2035	780	778
1.200%, 10/15/2017	250	252
Total System Services
4.800%, 04/01/2026	175	181
3.800%, 04/01/2021	195	200
TSMC Global
1.625%, 04/03/2018 (C)	460	457

		13,728

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.6%
Albemarle
5.450%, 12/01/2044	$180	$172
Barrick Gold
4.100%, 05/01/2023	94	91
Barrick North America Finance
4.400%, 05/30/2021	320	327
BHP Billiton Finance USA
6.750%, 10/19/2075 (B) (C)	210	210
6.500%, 04/01/2019	125	141
5.000%, 09/30/2043	150	153
4.125%, 02/24/2042	40	37
3.850%, 09/30/2023	275	283
3.250%, 11/21/2021	360	370
2.050%, 09/30/2018	44	44
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	180
Dow Chemical
5.250%, 11/15/2041	25	27
3.000%, 11/15/2022	800	818
Eastman Chemical
2.700%, 01/15/2020	435	444
Freeport-McMoRan
4.000%, 11/14/2021	280	198
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	23	18
Glencore Finance Canada
2.700%, 10/25/2017 (C)	250	245
Glencore Funding
2.875%, 04/16/2020 (C)	220	196
International Paper
5.150%, 05/15/2046	290	292
5.000%, 09/15/2035	445	458
LYB International Finance
4.875%, 03/15/2044	135	135
Mosaic
5.625%, 11/15/2043	95	99
OCP
4.500%, 10/22/2025 (C)	290	278
Rio Tinto Finance USA
6.500%, 07/15/2018	200	219
3.750%, 09/20/2021	240	249
3.750%, 06/15/2025	500	487
Southern Copper
5.250%, 11/08/2042	370	304
Teck Resources
6.250%, 07/15/2041	5	3
Vale Overseas
6.875%, 11/21/2036	190	150
4.375%, 01/11/2022	35	30

		6,658

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/2017	$400	$425
3.125%, 07/16/2022	335	344
1.632%, 09/12/2016 (B)	220	220
AT&T
6.300%, 01/15/2038	270	310
6.000%, 08/15/2040	290	323
5.800%, 02/15/2019	210	234
5.650%, 02/15/2047	225	248
5.500%, 02/01/2018	100	107
5.150%, 03/15/2042	25	25
4.800%, 06/15/2044	240	234
4.750%, 05/15/2046	535	522
4.450%, 04/01/2024	335	363
4.350%, 06/15/2045	110	101
4.300%, 12/15/2042	200	183
3.950%, 01/15/2025	455	473
3.875%, 08/15/2021	250	266
3.800%, 03/15/2022	175	184
3.400%, 05/15/2025	2,269	2,274
3.000%, 06/30/2022	771	782
1.600%, 02/15/2017	45	45
Bharti Airtel
4.375%, 06/10/2025 (C)	200	203
British Telecommunications
5.950%, 01/15/2018	200	216
CenturyLink
7.650%, 03/15/2042	15	12
Deutsche Telekom International Finance
2.250%, 03/06/2017 (C)	770	777
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Telefonica Emisiones
5.462%, 02/16/2021	23	26
5.134%, 04/27/2020	362	401
Verizon Communications
6.550%, 09/15/2043	1,232	1,623
6.400%, 09/15/2033	367	451
5.150%, 09/15/2023	120	138
5.050%, 03/15/2034	92	100
4.862%, 08/21/2046	1,247	1,315
4.522%, 09/15/2048	1,050	1,052
4.400%, 11/01/2034	1,312	1,326
4.272%, 01/15/2036	520	517
3.850%, 11/01/2042	200	182
3.000%, 11/01/2021	480	499
2.625%, 02/21/2020	24	25
2.500%, 09/15/2016	475	479
2.450%, 11/01/2022	90	89
Verizon Global Funding
5.850%, 09/15/2035	40	46

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	101

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vodafone Group PLC
2.950%, 02/19/2023	$380	$379

		17,584

Utilities — 1.9%
AEP Texas Central
6.650%, 02/15/2033	500	632
5.170%, 01/01/2018	390	405
AGL Capital
6.375%, 07/15/2016	50	51
American Electric Power
1.650%, 12/15/2017	423	420
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
4.500%, 02/01/2045	320	341
3.750%, 11/15/2023	156	166
Boston Gas
4.487%, 02/15/2042 (C)	35	35
Carolina Power & Light
5.300%, 01/15/2019	175	193
3.000%, 09/15/2021	194	203
2.800%, 05/15/2022	25	26
Cleco Power
6.000%, 12/01/2040	700	784
Commonwealth Edison
3.700%, 03/01/2045	70	69
Consolidated Edison of New York
4.500%, 12/01/2045	150	164
4.450%, 03/15/2044	470	512
Dominion Resources
4.700%, 12/01/2044	215	216
4.104%, 04/01/2021 (E)	800	818
3.900%, 10/01/2025	107	110
2.500%, 12/01/2019	385	389
Duke Energy
4.800%, 12/15/2045	130	138
3.750%, 04/15/2024	155	162
3.550%, 09/15/2021	76	80
Duke Energy Carolinas
4.300%, 06/15/2020	39	43
4.250%, 12/15/2041	28	30
3.875%, 03/15/2046	175	178
2.500%, 03/15/2023	345	349
Duke Energy Florida
3.850%, 11/15/2042	215	209
Duke Energy Indiana
4.200%, 03/15/2042	30	31
3.750%, 07/15/2020	52	56
Duke Energy Progress
4.100%, 05/15/2042	425	442
3.250%, 08/15/2025	295	309
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	500	573

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
El Paso Electric
5.000%, 12/01/2044	$135	$145
Electricite de France
5.250%, 10/13/2055 (C)	130	127
4.950%, 10/13/2045 (C)	125	129
Entergy
5.125%, 09/15/2020	400	439
4.700%, 01/15/2017	500	509
Exelon
3.950%, 06/15/2025 (C)	375	389
FirstEnergy
4.250%, 03/15/2023	340	354
2.750%, 03/15/2018	70	71
FirstEnergy, Ser C
7.375%, 11/15/2031	480	583
Indiana Michigan Power
4.550%, 03/15/2046	500	514
ITC Holdings
3.650%, 06/15/2024	633	634
Jersey Central Power & Light
7.350%, 02/01/2019	100	112
5.625%, 05/01/2016	300	301
4.700%, 04/01/2024 (C)	200	214
Kansas City Power & Light
5.300%, 10/01/2041	100	114
KeySpan Gas East
5.819%, 04/01/2041 (C)	400	483
Metropolitan Edison
3.500%, 03/15/2023 (C)	350	354
MidAmerican Energy
4.250%, 05/01/2046	380	408
3.500%, 10/15/2024	180	192
MidAmerican Energy Holdings
6.500%, 09/15/2037	200	261
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	503
NiSource Finance
5.800%, 02/01/2042	149	180
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	513
5.250%, 09/30/2040	250	286
Pacific Gas & Electric
8.250%, 10/15/2018	180	209
6.050%, 03/01/2034	220	280
5.800%, 03/01/2037	70	87
5.625%, 11/30/2017	525	559
5.400%, 01/15/2040	42	50
4.500%, 12/15/2041	48	52
3.250%, 09/15/2021	12	13
2.950%, 03/01/2026	295	298
PECO Energy
4.150%, 10/01/2044	385	401
3.150%, 10/15/2025	330	344

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PPL Electric Utilities
4.150%, 10/01/2045	$200	$211
Progress Energy
3.150%, 04/01/2022	280	284
PSEG Power LLC
2.750%, 09/15/2016	200	202
Public Service of New Hampshire
3.500%, 11/01/2023	205	217
Puget Energy
6.000%, 09/01/2021	470	536
Sempra Energy
2.850%, 11/15/2020	330	336
Southern
2.150%, 09/01/2019	375	377
Southern California Edison
4.050%, 03/15/2042	5	5
3.500%, 10/01/2023	205	220
Southwestern Electric Power
3.900%, 04/01/2045	185	170
Texas-New Mexico Power
9.500%, 04/01/2019 (C)	1,100	1,301
Virginia Electric & Power
4.650%, 08/15/2043	245	272
3.150%, 01/15/2026	260	269
2.950%, 01/15/2022	330	343

		23,005

Total Corporate Obligations (Cost $301,033) ($ Thousands)		309,879

ASSET-BACKED SECURITIES — 7.8%

Automotive — 2.2%
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	196	196
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	297	298
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	400	401
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	282	283
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	595	595
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (C)	23	23

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Credit Acceptance Receivables Trust, Ser 2015-1, Cl A
1.430%, 08/12/2019 (C)	$67	$66
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	59	59
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A3
0.900%, 09/10/2018	124	124
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	336	336
Avis Budget Rental Car Funding AESOP, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (C)	1,390	1,378
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	190	193
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	310	310
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (C)	580	580
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	231	231
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	148	148
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	154	155
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	284	284
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	325	325
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (C)	316	321
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (C)	235	236

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	103

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	$544	$545
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	303	304
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	205
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A3
1.240%, 10/20/2017	28	28
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	135	135
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	358	359
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	343	344
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A2
0.910%, 04/20/2017	15	15
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	137	137
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	175	176
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	238	238
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	432	432
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	343	343
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	509	510
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	237	237
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (C)	943	943
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	383	384

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	$244	$244
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	201	201
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	646	647
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	705	705
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	575	576
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	260	261
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/2021 (C)	61	61
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/2018 (C)	37	36
CPS Auto Receivables Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	15	15
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (C)	51	51
DT Auto Owner Trust, Ser 2014-3A, Cl A
0.980%, 04/16/2018 (C)	35	35
DT Auto Owner Trust, Ser 2015-1A, Cl A
1.060%, 09/17/2018 (C)	49	49
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)	7	7
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (C)	28	28
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	18	19
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	1	1
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	22	22
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A3
0.890%, 09/15/2017	52	52

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	$39	$39
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,303	1,320
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A2
0.610%, 08/15/2017	34	34
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A3
1.060%, 05/15/2019	517	517
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	1,125	1,126
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (C)	798	809
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A2A
0.810%, 01/15/2018	75	75
Ford Credit Auto Owner Trust, Ser 2015-B, Cl A2A
0.720%, 03/15/2018	175	175
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (C)	1,780	1,785
Ford Credit Auto Owner Trust, Ser 2016-A, Cl A2A
1.120%, 12/15/2018	488	488
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	421	423
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	275
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	170	170
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	640	640
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.001%, 01/15/2022 (B)	763	753
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A2
1.336%, 02/15/2021 (B)	648	648
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	625	618
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	269	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 06/15/2018	$566	$566
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	575	574
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A4
0.750%, 09/17/2018	127	127
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	124	124
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	7	7
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/2018	305	305
Nissan Auto Lease Trust, Ser 2015-A, Cl A2A
0.990%, 11/15/2017	221	221
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	575	574
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (C)	67	67
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (C)	82	82
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl A3
0.810%, 07/16/2018	—	—

		27,698

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	411	412
American Express Credit Account Master Trust, Ser 2014-3, Cl A
1.490%, 04/15/2020	1,283	1,288
BA Credit Card Trust, Ser 2014-A3, Cl A
0.726%, 01/15/2020 (B)	585	585
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	227	228
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.706%, 05/15/2019 (B)	570	570
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.641%, 05/09/2018 (B)	560	560

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	105

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discover Card Execution Note Trust, Ser 2015-A4, Cl A4
2.190%, 04/17/2023	$492	$500
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	131	131

		4,274

Mortgage Related Securities — 0.6%
ABFC Trust, Ser 2004-OPT4, Cl A2
1.053%, 04/25/2034 (B)	64	62
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.483%, 01/25/2034 (B)	505	444
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.408%, 12/25/2034 (B)	200	199
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
1.196%, 09/25/2033 (B)	159	146
Argent Securities, Ser 2003-W5, Cl M1
1.486%, 10/25/2033 (B)	417	406
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.411%, 12/25/2034 (B)	429	399
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.833%, 08/25/2043 (B)	281	276
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.713%, 02/25/2036 (B)	25	25
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	384
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C) (E)	29	29
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.912%, 03/20/2036 (B)	2,000	1,875
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.632%, 03/20/2036 (B)	27	27

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.632%, 11/20/2036 (B)	$263	$262
Master Asset Backed Securities Trust, Ser 2005-OPT1, Cl M1
1.033%, 03/25/2035 (B)	181	181
Morgan Stanley Capital I Trust, Ser 2005-HE5, Cl M1
1.063%, 09/25/2035 (B)	293	292
Morgan Stanley Capital I Trust, Ser 2005-HE6, Cl A2C
0.753%, 11/25/2035 (B)	242	241
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.156%, 10/25/2033 (B) (C)	155	140
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.913%, 07/25/2035 (B)	230	229
Nomura Home Equity Loan Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.723%, 02/25/2036 (B)	1,031	1,026
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
2.083%, 03/25/2035 (B)	518	512
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033 (E)	23	23

		7,178

Other Asset-Backed Securities — 4.7%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.233%, 12/27/2022 (B) (C)	65	65
Academic Loan Funding Trust, Ser 2013-1A, Cl A
1.236%, 12/26/2044 (B) (C)	161	155
Access Group, Ser 2004-2, Cl A3
0.809%, 10/25/2024 (B)	400	347
Airspeed, Ser 2007-1A, Cl G2
0.716%, 06/15/2032 (B) (C)	402	325
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,984	1,983
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	175	175
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,328	1,327
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.926%, 10/15/2019 (B)	818	815

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Master Owner Trust, Ser 2015-2, Cl A1
1.001%, 01/15/2021 (B)	$379	$378
Axis Equipment Finance Receivables III, Ser 2015-1A, Cl A2
1.900%, 03/20/2020 (C)	131	131
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.593%, 02/25/2035 (B)	850	828
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.619%, 10/27/2036 (B)	400	384
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.863%, 02/25/2031 (B) (C)	156	148
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.522%, 10/15/2021 (B) (C)	250	250
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034 (E)	97	100
CIT Education Loan Trust, Ser 2007-1, Cl A
0.720%, 03/25/2042 (B) (C)	543	497
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	93	93
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.933%, 10/25/2034 (B)	614	562
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.973%, 12/25/2034 (B)	511	465
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.288%, 04/25/2047	488	470
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.576%, 07/15/2036 (B)	987	863
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.626%, 11/15/2035 (B)	452	398
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (C)	329	327
Educational Funding of the South, Ser 2011-1, Cl A2
1.269%, 04/25/2035 (B)	364	352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.433%, 08/25/2034 (B)	$984	$911
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF4, Cl M1
1.078%, 05/25/2035 (B)	140	139
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	350	328
GSAMP Trust, Ser 2005-HE4, Cl M1
0.883%, 07/25/2045 (B)	349	349
Higher Education Funding, Ser 2014-1, Cl A
1.443%, 05/25/2034 (B) (C)	455	441
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	287	295
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	272	276
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	387	379
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	189	187
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
0.883%, 06/25/2035 (B)	669	666
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	207	213
Magnetite XII, Ser 2015-12A, Cl A
1.821%, 04/15/2027 (B) (C)	200	199
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	764	811
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.686%, 02/15/2029 (B) (C)	187	182
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.631%, 12/15/2028 (B) (C)	128	124
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	178	176
Navient Private Education Loan Trust, Ser 2015-CA, Cl A
1.936%, 01/16/2035 (B) (C)	409	409
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	239	233

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	107

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Navient Private Education Loan Trust, Ser 2016-AA, Cl A1
1.656%, 12/15/2025 (B) (C)	$482	$482
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.706%, 12/15/2045 (B) (C)	178	174
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	631	638
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.946%, 06/25/2031 (B)	1,005	956
Navient Student Loan Trust, Ser 2014-2, Cl A
1.076%, 03/25/2083 (B)	878	820
Navient Student Loan Trust, Ser 2014-3, Cl A
1.056%, 03/25/2083 (B)	884	827
Navient Student Loan Trust, Ser 2014-4, Cl A
1.056%, 03/25/2083 (B)	504	471
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.876%, 04/25/2023 (B)	639	632
Navient Student Loan Trust, Ser 2014-8, Cl B
1.936%, 07/26/2049 (B)	54	47
NCSEA, Ser 2011-2, Cl A2
1.120%, 07/25/2025 (B)	394	387
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.799%, 10/27/2036 (B)	442	421
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.779%, 01/25/2037 (B)	361	343
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.729%, 10/25/2033 (B)	492	459
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.724%, 03/23/2037 (B)	393	368
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.744%, 12/24/2035 (B)	1,642	1,539
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.804%, 03/22/2032 (B)	161	141
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.708%, 11/23/2022 (B)	4	4
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.980%, 03/25/2026 (B) (C)	137	134

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.279%, 11/25/2024 (B)	$630	$631
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.233%, 04/25/2046 (B) (C)	121	120
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.283%, 02/25/2043 (B) (C)	707	688
Nelnet Student Loan Trust, Ser 2013-5A, Cl A
1.063%, 01/25/2037 (B) (C)	628	608
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.386%, 11/25/2043 (B) (C)	500	450
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.036%, 09/25/2042 (B) (C)	965	910
OneMain Financial Issuance Trust, Ser 2016-2A, Cl A
4.100%, 03/20/2028 (C)	1,100	1,107
Park Place Securities, Ser 2004-MCW1, Cl M1
1.371%, 10/25/2034 (B)	22	22
Park Place Securities, Ser 2004-WCW1, Cl M2
1.453%, 09/25/2034 (B)	276	275
RAMP Trust, Ser 2005-EFC5, Cl M1
0.833%, 10/25/2035 (B)	431	428
RAMP Trust, Ser 2005-RZ3, Cl A3
0.833%, 09/25/2035 (B)	342	341
RAMP Trust, Ser 2006-RZ1, Cl A3
0.733%, 03/25/2036 (B)	114	112
RSB BondCo, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	415
Scholar Funding Trust, Ser 2011-A, Cl A
1.521%, 10/28/2043 (B) (C)	267	255
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.018%, 05/15/2028 (B)	97	96
SLM Private Education Loan Trust, Ser 2011-A, Cl A1
1.436%, 10/15/2024 (B) (C)	17	17
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.536%, 08/15/2023 (B) (C)	117	117
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	667	672
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
2.186%, 06/15/2045 (B) (C)	274	274

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.186%, 10/16/2023 (B) (C)	$26	$25
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.233%, 11/25/2043 (B)	180	161
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.486%, 05/17/2027 (B) (C)	314	311
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
1.036%, 08/15/2022 (B) (C)	106	106
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.086%, 07/15/2022 (B) (C)	154	153
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	617	605
SLM Student Loan Trust, Ser 2003-11, Cl A6
1.384%, 12/15/2025 (B) (C)	350	335
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.169%, 04/27/2026 (B) (C)	676	667
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.789%, 07/25/2023 (B)	482	468
SLM Student Loan Trust, Ser 2004-8, Cl B
1.079%, 01/25/2040 (B)	115	99
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.759%, 10/25/2028 (B)	574	540
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.719%, 04/25/2025 (B)	53	53
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.759%, 10/27/2031 (B)	474	445
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.819%, 07/27/2026 (B)	128	128
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.769%, 10/25/2029 (B)	337	317
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.739%, 01/27/2025 (B)	341	340
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.789%, 01/25/2041 (B)	540	466
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.719%, 01/25/2021 (B)	531	510

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.779%, 01/25/2041 (B)	$540	$460
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.679%, 07/25/2022 (B)	618	567
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.659%, 01/25/2019 (B)	601	594
SLM Student Loan Trust, Ser 2007-2, Cl B
0.789%, 07/25/2025 (B)	178	140
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.659%, 04/25/2019 (B)	818	806
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.699%, 01/25/2024 (B)	208	205
SLM Student Loan Trust, Ser 2007-6, Cl B
1.469%, 04/27/2043 (B)	134	105
SLM Student Loan Trust, Ser 2007-7, Cl B
1.369%, 10/25/2028 (B)	250	199
SLM Student Loan Trust, Ser 2008-2, Cl B
1.819%, 01/25/2029 (B)	160	137
SLM Student Loan Trust, Ser 2008-3, Cl B
1.819%, 04/25/2029 (B)	160	135
SLM Student Loan Trust, Ser 2008-4, Cl B
2.469%, 04/25/2029 (B)	160	143
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.269%, 07/25/2022 (B)	1,300	1,295
SLM Student Loan Trust, Ser 2008-5, Cl B
2.469%, 07/25/2029 (B)	160	143
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.319%, 07/25/2023 (B)	945	949
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.919%, 01/25/2018 (B)	1	1
SLM Student Loan Trust, Ser 2008-6, Cl B
2.469%, 07/25/2029 (B)	160	149
SLM Student Loan Trust, Ser 2008-7, Cl B
2.469%, 07/25/2029 (B)	160	139
SLM Student Loan Trust, Ser 2008-8, Cl B
2.869%, 10/25/2029 (B)	160	152

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	109

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2008-9, Cl A
2.119%, 04/25/2023 (B)	$786	$777
SLM Student Loan Trust, Ser 2008-9, Cl B
2.869%, 10/25/2029 (B)	160	151
SLM Student Loan Trust, Ser 2010-1, Cl A
0.833%, 03/25/2025 (B)	241	234
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.186%, 05/26/2026 (B)	211	202
SLM Student Loan Trust, Ser 2012-6, Cl B
1.433%, 04/27/2043 (B)	249	220
SLM Student Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (C)	150	152
SLM Student Loan Trust, Ser 2013-3, Cl B
1.933%, 09/25/2043 (B)	136	122
SLM Student Loan Trust, Ser 2013-4, Cl A
0.986%, 06/25/2027 (B)	309	296
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	145	144
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	129	131
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	442	434
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.023%, 03/26/2029 (B)	448	425
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	225	227
SLM Student Loan Trust, Ser 2014-A, Cl A1
1.031%, 07/15/2022 (B) (C)	282	280
Small Business Administration, Ser 2013- 20L, Cl 1
3.380%, 12/01/2033	160	170
Small Business Administration, Ser 2015- 20A, Cl 1
2.520%, 01/01/2035	237	242
Small Business Administration, Ser 2015- 20D, Cl 1
2.510%, 04/01/2035	69	70
Small Business Administration, Ser 2016- 20A, Cl 1
2.780%, 01/01/2036	220	227

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	$593	$583
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.431%, 06/15/2027 (B) (C)	634	608
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
1.031%, 07/17/2023 (B) (C)	102	101
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	1,157	1,156
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.136%, 02/15/2023 (B) (C)	170	169
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.631%, 07/15/2027 (B) (C)	637	634
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.331%, 07/15/2022 (B) (C)	419	419
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.836%, 07/15/2027 (B) (C)	220	215
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	724	716
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.983%, 09/25/2034 (B)	495	470
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.033%, 05/25/2035 (B)	766	766
Trade Maps, Ser 2013-1A, Cl A
1.142%, 12/10/2018 (B) (C)	737	732
VOLT XL, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (C)	248	247

		57,505

Total Asset-Backed Securities (Cost $96,590) ($ Thousands)		96,655

SOVEREIGN DEBT — 1.4%
Colombia Government International Bond
5.625%, 02/26/2044	1,070	1,065
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/2022	476	498
Indonesia Government International Bond MTN
3.750%, 04/25/2022 (C)	470	474

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Israel Government International Bond
4.500%, 01/30/2043	365	$387
2.875%, 03/16/2026	245	245
Japan Bank for International Cooperation
1.750%, 05/28/2020	465	465
Japan Treasury Discount Bills
-0.069%, 06/10/2016 (I)	JPY 140,000	1,246
-0.108%, 06/27/2016 (I)	JPY 170,000	1,513
Mexico Government International Bond MTN
5.750%, 10/12/2110	395	400
5.550%, 01/21/2045	3,172	3,513
4.750%, 03/08/2044	60	60
4.125%, 01/21/2026	1,159	1,215
3.600%, 01/30/2025	520	530
Peruvian Government International Bond
6.550%, 03/14/2037	50	62
5.625%, 11/18/2050	414	466
Poland Government International Bond
5.000%, 03/23/2022	100	112
4.000%, 01/22/2024	1,257	1,342
3.250%, 04/06/2026	435	434
Province of Ontario Canada
1.625%, 01/18/2019	520	523
Province of Quebec Canada
2.625%, 02/13/2023	620	637
Russia Government International Bond
7.500%, 03/31/2030 (C)	691	844
Slovenia Government International Bond
5.850%, 05/10/2023 (C)	200	231
5.500%, 10/26/2022 (C)	400	452
5.250%, 02/18/2024 (C)	615	689
United Mexican States MTN
6.050%, 01/11/2040	100	117

Total Sovereign Debt (Cost $16,881) ($ Thousands)		17,720

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
1.250%, 06/28/2030 (E)	1,110	1,115
0.875%, 05/24/2017	10	10
FHLB (A)
0.431%, 07/18/2016	1,875	1,873
FICO STRIPS
9.800%, 11/30/2017	875	1,004
0.000%, 05/11/2018 to 09/26/2019 (A)	660	644

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA
2.628%, 10/09/2019	$4,270	$4,057
Tennessee Valley Authority
4.250%, 09/15/2065	424	447
2.875%, 09/15/2024	775	815

Total U.S. Government Agency Obligations (Cost $9,687) ($ Thousands)		9,965

MUNICIPAL BONDS — 0.4%

California — 0.1%
California State, Build America Project, GO
6.650%, 03/01/2022	250	307
7.600%, 11/01/2040	265	410
California State, GO
6.200%, 03/01/2019	300	341
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	285	426

		1,484

Nevada — 0.1%
Clark County, Airport System Revenue,
Build America Project, Ser C, RB
6.820%, 07/01/2045	590	875

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	386	561

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	395	413
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/2037	275	345

		758

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	281	303

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	111

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	$341	$494

Total Municipal Bonds (Cost $3,828) ($ Thousands)		4,475

COLLATERALIZED DEBT OBLIGATIONS — 0.2%
Ballyrock CLO, Ser 2014-1A, Cl A1
1.797%, 10/20/2026 (B) (C)	150	148
Cent 18, Ser 2013-18A, Cl A
1.739%, 07/23/2025 (B) (C)	500	492
Flatiron CLO, Ser 2014-1A, Cl A1
1.695%, 07/17/2026 (B) (C)	500	489
Voya CLO, Ser 2014-2A, Cl A1
1.765%, 07/17/2026 (B) (C)	500	496
Voya, Ser 2014-1A, Cl A1
2.120%, 04/18/2026 (B) (C)	540	537

Total Collateralized Debt Obligations (Cost $2,184) ($ Thousands)		2,162

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.380%**† (F)	210,162	210

Total Affiliated Partnership (Cost $210) ($ Thousands)		210

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	44,516,538	44,517

Total Cash Equivalent (Cost $44,517) ($ Thousands)		44,517

Total Investments — 105.9% (Cost $1,280,672) ($ Thousands)		$1,304,590

WRITTEN OPTION(G) — 0.0%
June 2016, U.S. 10 - Year Future Call, Expires 05/21/2016 Strike Price $132.00*	(39)	$(14)

Total Written Option (Premiums Received ($11)) ($ Thousands)		$(14)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(20)	Mar-2018	$(10)
90-Day Euro$	51	Mar-2017	40
90-Day Euro$	(473)	Dec-2016	(95)
90-Day Euro$	(41)	Dec-2017	(49)
90-Day Euro$	(124)	Jun-2016	(20)
U.S. 10-Year Ultra Bond	(11)	Jun-2016	(12)
U.S. 10-Year Treasury Note	(212)	Jun-2016	9
U.S. 2-Year Treasury Note	(26)	Jul-2016	7
U.S. 5-Year Treasury Note	480	Jun-2016	238
U.S. Long Treasury Bond	(269)	Jun-2016	161
U.S. Ultra Long Treasury Bond	(10)	Jun-2016	222

			$491

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
06/10/16-06/27/16	JPY	310,000	USD	2,662	$(104)

					$(104)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($Thousands)	Unrealized Depreciation ($ Thousands)
Barclays PLC	$(2,766)	$2,662	$(104)

			$(104)

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

A list of outstanding OTC swap contracts held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	2.71%	3 Month USD-LIBOR	08/15/42	$830	$(109)

A list of outstanding centrally cleared swap contracts held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD-LIBOR	11/15/43	$725	$(246)

Percentages are based on a Net Assets of $1,231,999 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(D)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $201 ($ Thousands).

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2016 was $210 ($ Thousands).

(G)	For the period ended March 31, 2016, the total amount of open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(I)	Rate is negative due to the decrease in value of the foreign currency against the U.S. dollar.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principle Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$462,872	$—	$462,872
Mortgage-Backed Securities	—	356,135	—	356,135
Corporate Obligations	—	309,879	—	309,879
Asset-Backed Securities	—	96,655	—	96,655
Sovereign Debt	—	17,720	—	17,720
U.S. Government Agency Obligations	—	9,965	—	9,965
Municipal Bonds	—	4,475	—	4,475
Collateralized Debt Obligations	—	2,162	—	2,162
Affiliated Partnership	—	210	—	210
Cash Equivalent	44,517	—	—	44,517

Total Investments in Securities	$44,517	$1,260,073	$—	$1,304,590

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(14)	$—	$—	$(14)
Futures Contracts*
Unrealized Appreciation	677	—	—	677
Unrealized Depreciation	(186)	—	—	(186)
Forwards Contracts*
Unrealized Depreciation	—	(104)	—	(104)
Purchased Options	—	—	—	—
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(109)	—	(109)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(246)	—	(246)

Total Other Financial Instruments	$477	$(459)	$—	$18

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	113

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 77.6%

Consumer Discretionary — 21.1%
1011778 BC ULC/New Red Finance
6.000%, 04/01/2022 (A)	$1,976	$2,055
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)	150	1
0.000%, 02/15/2004 (B)	25	—
0.000%, 01/15/2009 (B)	225	1
Affinity Gaming
9.000%, 05/15/2018	4,890	4,963
Altice
7.750%, 05/15/2022 (A)	5,707	5,616
7.625%, 02/15/2025 (A)	200	192
Altice Financing
6.625%, 02/15/2023 (A)	2,230	2,236
6.500%, 01/15/2022 (A)	1,845	1,877
Altice Finco
8.125%, 01/15/2024 (A)	610	604
7.625%, 02/15/2025 (A)	205	196
Altice US Finance
7.750%, 07/15/2025 (A)	970	948
5.375%, 07/15/2023 (A)	3,329	3,419
AMC Entertainment
5.750%, 06/15/2025	2,485	2,541
AMC Networks
5.000%, 04/01/2024	830	833
American Axle & Manufacturing
6.625%, 10/15/2022	440	457
6.250%, 03/15/2021	405	418
Apex Tool Group
7.000%, 02/01/2021 (A)	1,830	1,482

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ashtead Capital
6.500%, 07/15/2022 (A)	$3,515	$3,735
Aventine (Escrow Security)
0.000%, 10/15/2049 (B) (C) (D) (E)	2,750	1
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,388
Belo
7.750%, 06/01/2027	1,675	1,775
Bon-Ton Department Stores
8.000%, 06/15/2021	8,050	3,441
Boyd Gaming
9.000%, 07/01/2020	895	947
6.875%, 05/15/2023	970	1,033
6.375%, 04/01/2026 (A)	2,805	2,910
Brookfield Residential Properties
6.375%, 05/15/2025 (A)	458	394
Cablevision Systems
7.750%, 04/15/2018	500	520
5.875%, 09/15/2022	1,917	1,615
Caesars Entertainment Operating
9.000%, 02/15/2020 (B)	4,310	3,661
8.500%, 02/15/2020 (B)	1,260	1,068
Caesars Entertainment Resort Properties
8.000%, 10/01/2020	3,259	3,191
Caleres
6.250%, 08/15/2023	845	845
CCO Holdings
6.625%, 01/31/2022	1,510	1,589
6.500%, 04/30/2021	1,000	1,036
5.875%, 04/01/2024 (A)	745	780
5.875%, 05/01/2027 (A)	1,304	1,330
5.375%, 05/01/2025 (A)	1,115	1,135
5.250%, 09/30/2022	1,765	1,818
5.125%, 02/15/2023	2,000	2,040
5.125%, 05/01/2023 (A)	790	804
CCO Safari II
6.384%, 10/23/2035 (A)	315	348
4.908%, 07/23/2025 (A)	1,054	1,112
CCOH Safari
5.750%, 02/15/2026 (A)	4,102	4,246
Cedar Fair
5.375%, 06/01/2024	1,174	1,215
5.250%, 03/15/2021	2,250	2,332
Century Communities
6.875%, 05/15/2022	1,830	1,748
Chester Downs & Marina
9.250%, 02/01/2020 (A)	6,135	4,448
Chinos Intermediate Holdings
7.750%, 05/01/2019 (A)	1,504	741

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cinemark USA
7.375%, 06/15/2021	$220	$229
5.125%, 12/15/2022	1,390	1,423
4.875%, 06/01/2023 (A)	800	807
Claire’s Stores
9.000%, 03/15/2019 (A)	3,790	2,700
8.875%, 03/15/2019	2,950	797
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	3,720	3,383
6.500%, 11/15/2022	3,750	3,693
ClubCorp Club Operations
8.250%, 12/15/2023 (A)	1,520	1,452
Cogeco Communications
4.875%, 05/01/2020 (A)	1,050	1,080
CSC Holdings
8.625%, 02/15/2019	2,125	2,337
6.750%, 11/15/2021	1,250	1,284
5.250%, 06/01/2024	1,334	1,189
CST Brands
5.000%, 05/01/2023	350	354
Cumulus Media Holdings
7.750%, 05/01/2019	3,970	1,509
Dana Holding
6.750%, 02/15/2021	1,108	1,139
6.000%, 09/15/2023	1,385	1,364
5.500%, 12/15/2024	465	439
DISH DBS
6.750%, 06/01/2021	1,405	1,450
5.875%, 07/15/2022	1,966	1,863
5.875%, 11/15/2024	4,015	3,684
5.000%, 03/15/2023	2,835	2,502
Dollar Tree
5.750%, 03/01/2023 (A)	565	599
DreamWorks Animation
6.875%, 08/15/2020 (A)	1,025	1,035
Empire Today
11.375%, 02/01/2017 (A)	2,000	1,950
ESH Hospitality
5.250%, 05/01/2025‡, (A)	4,060	3,948
Expo Event Transco
9.000%, 06/15/2021 (A)	1,950	1,862
Fiat Chrysler Automobiles
5.250%, 04/15/2023	410	408
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A) (B)	3,108	—
Gannett
5.500%, 09/15/2024 (A)	336	346
4.875%, 09/15/2021 (A)	160	165
General Motors
4.875%, 10/02/2023	1,180	1,237
General Motors Financial
3.450%, 04/10/2022	250	245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gibson Brands
8.875%, 08/01/2018 (A)	$1,414	$820
Goodyear Tire & Rubber
8.750%, 08/15/2020	155	182
6.500%, 03/01/2021	2,145	2,257
5.125%, 11/15/2023	1,995	2,040
Group 1 Automotive
5.250%, 12/15/2023 (A)	775	765
Guitar Center
9.625%, 04/15/2020 (A)	4,560	3,158
6.500%, 04/15/2019 (A)	2,870	2,583
Gymboree
9.125%, 12/01/2018	785	259
Harrah’s Operating
11.250%, 06/01/2017 (B)	530	446
Hillman Group
6.375%, 07/15/2022 (A)	710	593
Hilton Worldwide Finance
5.625%, 10/15/2021	290	300
Hot Topic
9.250%, 06/15/2021 (A)	1,580	1,584
iHeartCommunications
14.000%, 02/01/2021	3,480	783
10.625%, 03/15/2023	951	658
9.000%, 12/15/2019	774	573
9.000%, 03/01/2021	425	296
9.000%, 09/15/2022	2,748	1,910
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A) (F)	4,420	4,088
International Game Technology
6.500%, 02/15/2025 (A)	875	866
6.250%, 02/15/2022 (A)	720	733
Interval Acquisition
5.625%, 04/15/2023 (A)	620	622
Isle of Capri Casinos
5.875%, 03/15/2021	535	551
Jarden
5.000%, 11/15/2023 (A)	1,800	1,886
JC Penney
8.125%, 10/01/2019	440	452
7.950%, 04/01/2017	733	755
6.375%, 10/15/2036	840	691
5.750%, 02/15/2018	726	735
Kosmos Energy
7.875%, 08/01/2021	3,195	2,684
L Brands
6.950%, 03/01/2033	1,146	1,180
6.875%, 11/01/2035	2,225	2,415
6.625%, 04/01/2021	465	523
5.625%, 02/15/2022	1,175	1,280
5.625%, 10/15/2023	585	642
Landry’s
9.375%, 05/01/2020 (A)	2,420	2,541

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	115

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lear
5.250%, 01/15/2025	$345	$358
Liberty Media LLC
8.250%, 02/01/2030	3,205	3,285
LIN Television
5.875%, 11/15/2022	1,332	1,349
LKQ
4.750%, 05/15/2023	530	515
LTF Merger
8.500%, 06/15/2023 (A)	3,056	2,964
Lynx I
5.375%, 04/15/2021 (A)	1,922	2,003
M/I Homes
6.750%, 01/15/2021	1,235	1,213
McClatchy
9.000%, 12/15/2022	2,570	2,371
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021	450	488
MDC Partners
6.750%, 04/01/2020 (A)	1,375	1,421
MGM Resorts International
7.750%, 03/15/2022	3,340	3,720
6.625%, 12/15/2021	2,900	3,110
6.000%, 03/15/2023	4,497	4,654
5.250%, 03/31/2020	1,150	1,179
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (A)	3,005	3,110
6.250%, 08/01/2021 (A)	400	412
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	9,692	9,934
Monitronics International
9.125%, 04/01/2020	7,870	6,375
Murphy Oil USA
6.000%, 08/15/2023	1,350	1,397
Neiman Marcus Group
8.000%, 10/15/2021 (A)	995	856
Neiman Marcus Group PIK
8.750%, 10/15/2021 (A)	675	520
Neptune Finco
10.875%, 10/15/2025 (A)	2,627	2,856
10.125%, 01/15/2023 (A)	5,087	5,443
6.625%, 10/15/2025 (A)	535	578
Netflix
5.875%, 02/15/2025	1,684	1,772
5.500%, 02/15/2022	405	424
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,009
6.125%, 02/15/2022 (A)	365	362

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nine West Holdings
8.250%, 03/15/2019 (A)	$5,289	$1,454
Numericable-SFR
6.250%, 05/15/2024 (A)	4,501	4,364
6.000%, 05/15/2022 (A)	4,405	4,295
Outfront Media Capital
5.875%, 03/15/2025	1,485	1,548
5.250%, 02/15/2022	390	400
Party City Holdings
6.125%, 08/15/2023 (A)	495	506
Pinnacle Entertainment
7.500%, 04/15/2021	3,000	3,120
6.375%, 08/01/2021	660	700
PulteGroup
5.500%, 03/01/2026	275	283
Quebecor Media
5.750%, 01/15/2023	1,225	1,262
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B) (G)	1,725	2
0.000%, 03/15/2016 (B)	1,915	3
Radio One
9.250%, 02/15/2020 (A)	2,946	2,018
7.375%, 04/15/2022 (A)	3,447	3,102
Radio Systems
8.375%, 11/01/2019 (A)	910	946
RCN Telecom Services
8.500%, 08/15/2020 (A)	920	920
Regal Entertainment Group
5.750%, 03/15/2022	480	497
5.750%, 06/15/2023	130	132
RSI Home Products
6.500%, 03/15/2023 (A)	885	923
Sally Holdings
5.750%, 06/01/2022	200	209
5.625%, 12/01/2025	2,824	3,008
Schaeffler Finance PIK
6.750%, 11/15/2022 (A)	625	680
Schaeffler Finance MTN
4.750%, 05/15/2021 (A)	265	272
4.750%, 05/15/2023 (A)	250	251
4.250%, 05/15/2021 (A)	1,000	1,017
Scientific Games International
10.000%, 12/01/2022	3,207	2,598
7.000%, 01/01/2022 (A)	1,050	1,071
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	380	395
Serta Simmons Bedding
8.125%, 10/01/2020 (A)	2,255	2,340
Service International
7.500%, 04/01/2027	1,295	1,489
5.375%, 05/15/2024	211	223
ServiceMaster
7.250%, 03/01/2038	2,990	2,814

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	$520	$564
Sinclair Television Group
6.375%, 11/01/2021	255	269
6.125%, 10/01/2022	995	1,046
5.625%, 08/01/2024 (A)	2,693	2,706
5.375%, 04/01/2021	4,795	4,945
Sirius XM Radio
6.000%, 07/15/2024 (A)	583	614
5.875%, 10/01/2020 (A)	1,000	1,045
5.750%, 08/01/2021 (A)	1,065	1,114
5.375%, 04/15/2025 (A)	3,650	3,714
4.625%, 05/15/2023 (A)	2,100	2,066
4.250%, 05/15/2020 (A)	3,268	3,321
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,288
Spanish Broadcasting System
12.500%, 04/15/2017 (A)	1,603	1,571
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	1,755	1,680
TEGNA
6.375%, 10/15/2023	65	70
Tempur Sealy International
6.875%, 12/15/2020	575	607
5.625%, 10/15/2023 (A)	1,570	1,615
TI Group Automotive Systems
8.750%, 07/15/2023 (A)	5,359	5,145
Time
5.750%, 04/15/2022 (A)	740	657
Time Warner Cable
6.750%, 06/15/2039	525	591
5.500%, 09/01/2041	710	704
Townsquare Media
6.500%, 04/01/2023 (A)	2,805	2,689
Toys R Us
10.375%, 08/15/2017	6,175	5,588
7.375%, 10/15/2018	1,310	1,042
Tribune Media
5.875%, 07/15/2022 (A)	2,555	2,496
UCI International
8.625%, 02/15/2019 (B)	1,165	224
Unitymedia GmbH
6.125%, 01/15/2025 (A)	795	826
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	2,480	2,542
5.000%, 01/15/2025 (A)	1,100	1,097
Univision Communications
8.500%, 05/15/2021 (A)	2,155	2,198
5.125%, 02/15/2025 (A)	1,600	1,580
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,380	1,397

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UPCB Finance VI
6.875%, 01/15/2022 (A)	$579	$612
Videotron
5.375%, 06/15/2024 (A)	635	659
5.000%, 07/15/2022	1,975	2,044
Viking Cruises
6.250%, 05/15/2025 (A)	4,215	3,530
Virgin Media Finance
5.750%, 01/15/2025 (A)	397	402
5.500%, 01/15/2025 (A)	200	206
5.250%, 01/15/2026 (A)	3,335	3,335
Vista Outdoor
5.875%, 10/01/2023 (A)	405	424
VTR Finance
6.875%, 01/15/2024 (A)	1,665	1,623
Wave Holdco PIK
8.250%, 07/15/2019 (A)	398	388
WideOpenWest Finance
10.250%, 07/15/2019	1,375	1,375
WMG Acquisition
6.000%, 01/15/2021 (A)	851	870
5.625%, 04/15/2022 (A)	65	66
Wynn Las Vegas
5.500%, 03/01/2025 (A)	2,410	2,272
4.250%, 05/30/2023 (A)	479	431
Yum! Brands
6.875%, 11/15/2037	2,755	2,617
5.350%, 11/01/2043	130	100
ZF North America Capital
4.750%, 04/29/2025 (A)	1,055	1,050
4.500%, 04/29/2022 (A)	575	586

		359,530

Consumer Staples — 3.3%
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	2,092	2,061
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	1,106	1,109
Central Garden & Pet
6.125%, 11/15/2023	570	593
Constellation Brands
4.750%, 11/15/2024	540	563
4.750%, 12/01/2025	345	357
4.250%, 05/01/2023	420	429
Cott Beverages
5.375%, 07/01/2022	1,525	1,548
CVS Health
5.000%, 12/01/2024 (A)	1,095	1,256
4.750%, 12/01/2022 (A)	142	159
Darling Ingredients
5.375%, 01/15/2022	125	128
Dean Foods
6.500%, 03/15/2023 (A)	960	987

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	117

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Elizabeth Arden
7.375%, 03/15/2021	$2,359	$1,510
Energizer Holdings
5.500%, 06/15/2025 (A)	715	718
HRG Group
7.875%, 07/15/2019	1,734	1,829
7.750%, 01/15/2022	1,717	1,704
Innovation Ventures
9.500%, 08/15/2019 (A)	1,630	1,697
JBS USA
5.875%, 07/15/2024 (A)	530	478
5.750%, 06/15/2025 (A)	1,445	1,265
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,819
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	1,085	998
New Albertsons
8.700%, 05/01/2030	360	346
8.000%, 05/01/2031	8,010	7,569
7.750%, 06/15/2026	160	150
7.450%, 08/01/2029	1,605	1,456
Post Holdings
8.000%, 07/15/2025 (A)	420	466
7.750%, 03/15/2024 (A)	1,455	1,597
7.375%, 02/15/2022	2,310	2,443
6.000%, 12/15/2022 (A)	1,324	1,364
Rite Aid
7.700%, 02/15/2027	2,550	3,060
6.125%, 04/01/2023 (A)	4,948	5,245
Spectrum Brands
6.625%, 11/15/2022	990	1,070
6.125%, 12/15/2024	1,786	1,907
5.750%, 07/15/2025	926	984
SUPERVALU
7.750%, 11/15/2022	2,055	1,741
6.750%, 06/01/2021	4,245	3,619
TreeHouse Foods
6.000%, 02/15/2024 (A)	275	291
Vector Group
7.750%, 02/15/2021	2,595	2,725

		57,241

Energy — 7.9%
Access Midstream Partners
4.875%, 03/15/2024	285	249
Alberta Energy
8.125%, 09/15/2030	135	122
7.375%, 11/01/2031	110	97
Alpha Natural Resources
6.250%, 06/01/2021 (B)	600	2
6.000%, 06/01/2019 (B)	1,825	7
American Energy-Permian Basin
8.000%, 06/15/2020 (A)	2,266	1,858

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Greetings
7.375%, 12/01/2021	$555	$567
Anadarko Petroleum
3.450%, 07/15/2024	613	546
Antero Resources
6.000%, 12/01/2020	700	665
5.625%, 06/01/2023	2,025	1,863
5.375%, 11/01/2021	505	467
5.125%, 12/01/2022	465	422
Archrock Partners
6.000%, 04/01/2021	475	337
Atlas Energy Holdings Operating
9.250%, 08/15/2021	2,050	318
7.750%, 01/15/2021	1,250	181
Atwood Oceanics
6.500%, 02/01/2020	1,005	477
Basic Energy Services
7.750%, 02/15/2019	2,680	854
7.750%, 10/15/2022	865	251
Bellatrix Exploration
8.500%, 05/15/2020 (A)	1,606	807
Berry Petroleum
6.750%, 11/01/2020 (B)	1,060	191
6.375%, 09/15/2022 (B)	2,218	399
Blue Racer Midstream
6.125%, 11/15/2022 (A)	3,810	3,172
BreitBurn Energy Partners
8.625%, 10/15/2020	740	74
7.875%, 04/15/2022	479	48
California Resources
8.000%, 12/15/2022 (A)	691	266
Calumet Specialty Products Partners
7.625%, 01/15/2022	1,345	952
Carrizo Oil & Gas
7.500%, 09/15/2020	375	350
6.250%, 04/15/2023	286	252
CHC Helicopter
9.250%, 10/15/2020	139	59
Chesapeake Energy
8.000%, 12/15/2022 (A)	1,062	520
7.250%, 12/15/2018	628	342
3.872%, 04/15/2019 (H)	175	68
Cloud Peak Energy Resources
8.500%, 12/15/2019	887	390
Comstock Resources
10.000%, 03/15/2020 (A)	685	337
Concho Resources
5.500%, 10/01/2022	550	541
5.500%, 04/01/2023	1,685	1,651
CONSOL Energy
5.875%, 04/15/2022	3,511	2,530

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Resources
5.000%, 09/15/2022	$1,353	$1,166
4.500%, 04/15/2023	641	536
Crestwood Midstream Partners
6.250%, 04/01/2023 (A)	365	270
CSI Compressco
7.250%, 08/15/2022	195	136
Denbury Resources
5.500%, 05/01/2022	815	367
4.625%, 07/15/2023	1,484	619
Encana
7.200%, 11/01/2031	150	132
6.625%, 08/15/2037	195	164
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,600	3,366
Energy Transfer Equity
7.500%, 10/15/2020	280	270
5.875%, 01/15/2024	6,121	5,233
5.500%, 06/01/2027	400	321
Energy Transfer Partners
6.625%, 10/15/2036	440	404
6.500%, 02/01/2042	95	86
6.125%, 12/15/2045	1,350	1,212
6.050%, 06/01/2041	110	95
5.200%, 02/01/2022	450	427
5.150%, 02/01/2043	175	135
4.900%, 03/15/2035	800	633
EnLink Midstream Partners
4.400%, 04/01/2024	225	181
4.150%, 06/01/2025	918	712
2.700%, 04/01/2019	555	496
EP Energy
9.375%, 05/01/2020	1,685	850
7.750%, 09/01/2022	435	202
EV Energy Partners
8.000%, 04/15/2019	860	215
EXCO Resources
8.500%, 04/15/2022	545	101
Genesis Energy
6.750%, 08/01/2022	2,172	2,009
6.000%, 05/15/2023	1,463	1,287
5.750%, 02/15/2021	105	95
Gibson Energy
6.750%, 07/15/2021 (A)	3,750	3,450
Halcon Resources
13.000%, 02/15/2022 (A)	1,006	299
8.625%, 02/01/2020 (A)	905	643
Hess
7.300%, 08/15/2031	623	662
Hiland Partners
7.250%, 10/01/2020 (A)	2,634	2,733
5.500%, 05/15/2022 (A)	975	977
Hilcorp Energy I
5.750%, 10/01/2025 (A)	621	534
5.000%, 12/01/2024 (A)	667	562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
IronGate Energy Services
11.000%, 07/01/2018 (A)	$400	$96
Jupiter Resources
8.500%, 10/01/2022 (A)	3,680	1,950
Kinder Morgan
5.000%, 02/15/2021 (A)	441	450
Laredo Petroleum
7.375%, 05/01/2022	450	383
Legacy Reserves
8.000%, 12/01/2020	2,040	393
6.625%, 12/01/2021	1,505	286
Linn Energy
6.250%, 11/01/2019	4,035	444
MEG Energy
7.000%, 03/31/2024 (A)	2,715	1,602
6.500%, 03/15/2021 (A)	1,016	613
6.375%, 01/30/2023 (A)	1,140	673
Memorial Production Partners
7.625%, 05/01/2021	3,725	1,043
6.875%, 08/01/2022	4,695	1,268
Midstates Petroleum
10.750%, 10/01/2020	2,540	102
10.000%, 06/01/2020	720	268
9.250%, 06/01/2021	360	14
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,700	468
MPLX
5.500%, 02/15/2023 (A)	280	271
4.875%, 12/01/2024 (A)	3,184	2,940
4.875%, 06/01/2025 (A)	1,290	1,176
Murray Energy
11.250%, 04/15/2021 (A)	3,005	398
Newfield Exploration
5.750%, 01/30/2022	285	278
5.625%, 07/01/2024	905	848
5.375%, 01/01/2026	1,820	1,656
NGL Energy Partners
6.875%, 10/15/2021	1,600	944
Noble Energy
5.625%, 05/01/2021	2,565	2,578
Noble Holding International
5.000%, 03/16/2018	665	618
NuStar Logistics
6.750%, 02/01/2021	1,110	1,038
Oasis Petroleum
6.875%, 03/15/2022	795	588
6.875%, 01/15/2023	325	240
ONEOK
7.500%, 09/01/2023	1,250	1,216
Pacific Drilling
5.375%, 06/01/2020 (A)	1,517	478
Parker Drilling
6.750%, 07/15/2022	3,855	2,776
PBF Holding
7.000%, 11/15/2023 (A)	805	764

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	119

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Peabody Energy
6.250%, 11/15/2021	$420	$30
Petrobras Global Finance
6.850%, 06/05/2115	695	485
6.750%, 01/27/2041	1,475	1,060
Range Resources
4.875%, 05/15/2025 (A)	1,010	884
Regency Energy Partners
6.500%, 07/15/2021	85	84
5.875%, 03/01/2022	2,890	2,807
5.750%, 09/01/2020	88	88
5.500%, 04/15/2023	1,449	1,292
5.000%, 10/01/2022	447	420
Rockies Express Pipeline
5.625%, 04/15/2020 (A)	3,660	3,459
Rose Rock Midstream
5.625%, 07/15/2022	4,776	3,176
Rowan
5.850%, 01/15/2044	704	410
RSP Permian
6.625%, 10/01/2022	250	246
Sabine Pass Liquefaction
6.250%, 03/15/2022	2,530	2,476
5.750%, 05/15/2024	2,730	2,607
5.625%, 02/01/2021	3,095	2,975
5.625%, 04/15/2023	1,845	1,753
5.625%, 03/01/2025	1,523	1,453
Sanchez Energy
7.750%, 06/15/2021	85	50
6.125%, 01/15/2023	575	310
SandRidge Energy
8.750%, 01/15/2020	212	11
8.750%, 06/01/2020 (A)	644	156
8.125%, 10/15/2022	26	2
7.500%, 02/15/2023	3,515	171
SESI LLC
7.125%, 12/15/2021	407	307
Seventy Seven Energy
6.500%, 07/15/2022	305	14
SM Energy
6.500%, 01/01/2023	643	453
6.125%, 11/15/2022	465	339
5.625%, 06/01/2025	375	261
Southwestern Energy
4.950%, 01/23/2025	2,418	1,656
Summit Midstream Holdings
5.500%, 08/15/2022	1,120	795
Targa Resources Partners
6.875%, 02/01/2021	699	685
6.750%, 03/15/2024 (A)	2,385	2,343
6.625%, 10/01/2020 (A)	1,869	1,846
5.250%, 05/01/2023	40	37
4.125%, 11/15/2019	165	156

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tesoro Logistics
6.250%, 10/15/2022 (A)	$255	$253
6.125%, 10/15/2021	215	215
5.875%, 10/01/2020	783	776
5.500%, 10/15/2019 (A)	220	219
Transocean
6.000%, 03/15/2018	660	620
Trinidad Drilling
7.875%, 01/15/2019 (A)	735	561
Ultra Petroleum
6.125%, 10/01/2024 (A) (B)	445	33
5.750%, 12/15/2018 (A)	1,400	98
Unit
6.625%, 05/15/2021	2,130	1,070
Vanguard Natural Resources
7.875%, 04/01/2020	420	60
Walter Energy
9.875%, 12/15/2020 (B)	3,745	1
8.500%, 04/15/2021 (B)	1,455	—
Weatherford International
5.950%, 04/15/2042	3,760	2,613
Western Gas Partners
4.000%, 07/01/2022	167	149
Western Refining Logistics
7.500%, 02/15/2023	1,135	1,010
Whiting Petroleum
6.500%, 10/01/2018	400	272
6.250%, 04/01/2023	1,825	1,293
5.750%, 03/15/2021	2,735	1,958
1.250%, 04/01/2020 (A)	280	163
Williams
4.550%, 06/24/2024	802	610
Williams Partners
6.300%, 04/15/2040	915	755
6.125%, 07/15/2022	620	576
5.800%, 11/15/2043	460	359
5.400%, 03/04/2044	290	217
4.900%, 01/15/2045	815	583
4.875%, 05/15/2023	75	65
4.000%, 09/15/2025	335	270
3.900%, 01/15/2025	505	408
3.600%, 03/15/2022	205	169
WPX Energy
8.250%, 08/01/2023	1,241	962
5.250%, 09/15/2024	225	156

		134,463

Financials — 7.5%
AAF Holdings PIK
12.000%, 07/01/2019 (A)	1,048	912
Ally Financial
8.000%, 03/15/2020	1,204	1,349
5.750%, 11/20/2025	1,865	1,823
5.125%, 09/30/2024	6,798	6,951

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.625%, 05/19/2022	$805	$809
4.625%, 03/30/2025	1,450	1,430
4.125%, 03/30/2020	740	734
3.500%, 01/27/2019	1,480	1,458
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,952
Argos Merger
7.125%, 03/15/2023 (A)	1,660	1,765
Bank of America
8.000%, 12/29/2049 (H)	1,580	1,546
6.500%, 12/31/2049 (H)	2,280	2,353
5.125%, 12/31/2049 (H)	1,917	1,812
CIT Group
6.625%, 04/01/2018 (A)	250	263
5.500%, 02/15/2019 (A)	3,225	3,336
3.875%, 02/19/2019	655	653
Citigroup
5.950%, 12/29/2049 (H)	1,950	1,879
City National Bank
9.000%, 08/12/2019	3,384	4,084
Communications Sales & Leasing
8.250%, 10/15/2023‡	1,470	1,360
6.000%, 04/15/2023‡ (A)	2,024	1,968
Corrections Corp of America
5.000%, 10/15/2022‡	245	255
4.625%, 05/01/2023‡	1,465	1,480
Credit Acceptance
7.375%, 03/15/2023	3,935	3,748
6.125%, 02/15/2021	345	326
Credit Suisse Group
7.500%, 12/11/2048 (A) (H)	1,365	1,342
CTR Partnership
5.875%, 06/01/2021‡	1,970	1,980
Equinix
5.875%, 01/15/2026‡	1,470	1,550
5.750%, 01/01/2025‡	710	746
5.375%, 01/01/2022‡	200	208
4.875%, 04/01/2020‡	1,675	1,733
FelCor Lodging
6.000%, 06/01/2025	108	112
Genworth Holdings
7.625%, 09/24/2021	5,355	4,568
6.500%, 06/15/2034	230	154
GEO Group
5.875%, 01/15/2022‡	1,340	1,357
5.875%, 10/15/2024‡	1,870	1,886
5.125%, 04/01/2023‡	740	720
GLP Capital
4.875%, 11/01/2020	643	669
Harland Clarke Holdings
9.750%, 08/01/2018 (A)	85	84
9.250%, 03/01/2021 (A)	8,273	6,339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HUB International
9.250%, 02/15/2021 (A)	$350	$363
7.875%, 10/01/2021 (A)	4,805	4,733
Infinity Acquisition
7.250%, 08/01/2022 (A)	585	503
Iron Mountain
6.000%, 10/01/2020‡ (A)	540	569
6.000%, 08/15/2023‡	605	635
Jefferies Finance
6.875%, 04/15/2022 (A)	2,645	2,242
JPMorgan Chase
7.900%, 04/29/2049 (H)	1,967	1,967
6.750%, 08/29/2049 (H)	3,485	3,826
6.000%, 12/29/2049 (H)	3,525	3,548
Kennedy-Wilson
5.875%, 04/01/2024	700	684
Lamar Media
5.750%, 02/01/2026 (A)	1,125	1,181
Lloyds Banking Group
7.500%, 12/01/2099 (H)	6,085	6,024
Mattamy Group
6.500%, 11/15/2020 (A)	1,530	1,377
Morgan Stanley
5.550%, 12/29/2049 (H)	1,860	1,833
MPT Operating Partnership
6.375%, 03/01/2024‡	1,019	1,073
MSCI
5.750%, 08/15/2025 (A)	566	596
5.250%, 11/15/2024 (A)	1,310	1,352
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,461
Nationstar Mortgage
6.500%, 08/01/2018	1,350	1,308
6.500%, 07/01/2021	1,525	1,353
NSG Holdings
7.750%, 12/15/2025 (A)	1,792	1,922
Popular
7.000%, 07/01/2019	2,488	2,420
Quicken Loans
5.750%, 05/01/2025 (A)	3,595	3,487
RHP Hotel Properties
5.000%, 04/15/2021‡	2,508	2,571
5.000%, 04/15/2023‡	720	736
Royal Bank of Scotland Group PLC
8.000%, 12/29/2049 (H)	1,745	1,664
5.125%, 05/28/2024	780	750
Santander Issuances
5.179%, 11/19/2025	400	387
US Bancorp
5.125%, 12/29/2049 (H)	1,845	1,880
USI
7.750%, 01/15/2021 (A)	1,240	1,240

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	121

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Walter Investment Management
7.875%, 12/15/2021	$1,342	$872
4.500%, 11/01/2019	1,156	660
Wells Fargo
7.980%, 03/15/2018 (H)	950	983
Wilton Re Finance LLC
5.875%, 03/30/2033 (A) (H)	1,900	2,063
XLIT
6.500%, 12/31/2049 (H)	1,105	765
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,250	1,440

		128,162

Health Care — 9.1%
21st Century Oncology
11.000%, 05/01/2023 (A)	605	515
Acadia Healthcare
6.500%, 03/01/2024 (A)	611	635
5.625%, 02/15/2023	1,170	1,188
5.125%, 07/01/2022	1,600	1,616
Alere
6.500%, 06/15/2020	215	219
6.375%, 07/01/2023 (A)	305	320
Alphabet Holding PIK
7.750%, 11/01/2017	1,960	1,975
Amsurg
5.625%, 11/30/2020	700	723
5.625%, 07/15/2022	4,195	4,321
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,385	3,508
Centene Escrow
6.125%, 02/15/2024 (A)	923	972
5.625%, 02/15/2021 (A)	926	965
CHS
8.000%, 11/15/2019	725	706
7.125%, 07/15/2020	2,650	2,504
6.875%, 02/01/2022	1,364	1,231
Concordia Healthcare
9.500%, 10/21/2022 (A)	500	484
7.000%, 04/15/2023 (A)	2,000	1,715
Crimson Merger
6.625%, 05/15/2022 (A)	1,655	1,235
DaVita HealthCare Partners
5.125%, 07/15/2024	2,465	2,490
5.000%, 05/01/2025	6,175	6,113
DJO Finco
8.125%, 06/15/2021 (A)	1,510	1,336
DPx Holdings
7.500%, 02/01/2022 (A)	530	527
Endo
6.000%, 07/15/2023 (A)	1,397	1,315
ExamWorks Group
5.625%, 04/15/2023	1,680	1,714

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	$1,375	$1,500
4.750%, 10/15/2024 (A)	800	813
4.125%, 10/15/2020 (A)	2,250	2,295
Grifols Worldwide Operations
5.250%, 04/01/2022	2,370	2,435
HCA
7.500%, 02/15/2022	5,682	6,435
5.875%, 05/01/2023	3,405	3,571
5.875%, 02/15/2026	2,715	2,796
5.375%, 02/01/2025	6,100	6,167
5.250%, 04/15/2025	2,495	2,570
5.250%, 06/15/2026	2,253	2,309
5.000%, 03/15/2024	863	883
HealthSouth
5.750%, 11/01/2024	2,753	2,789
5.750%, 09/15/2025	2,037	2,058
5.125%, 03/15/2023	463	461
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	2,035	2,106
Hologic
5.250%, 07/15/2022 (A)	705	735
IASIS Healthcare
8.375%, 05/15/2019	4,112	4,055
Immucor
11.125%, 08/15/2019	520	478
IMS Health
6.000%, 11/01/2020 (A)	685	704
inVentiv Health
10.000%, 08/15/2018	388	377
9.000%, 01/15/2018 (A)	980	1,012
inVentiv Health PIK
10.000%, 08/15/2018 (A)	640	646
Ironwood Pharmaceuticals
11.000%, 06/15/2024 (A)	2,489	2,570
Jaguar Holding II
6.375%, 08/01/2023 (A)	530	544
JLL PIK
8.750%, 05/01/2020 (A)	200	195
Kindred Healthcare
8.750%, 01/15/2023	595	570
8.000%, 01/15/2020	825	819
6.375%, 04/15/2022	3,975	3,582
Kinetic Concepts
12.500%, 11/01/2019	430	374
10.500%, 11/01/2018	1,965	1,970
7.875%, 02/15/2021 (A)	882	933
LifePoint Health
5.875%, 12/01/2023	1,355	1,416
LifePoint Hospitals
5.500%, 12/01/2021	2,940	3,072

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	$1,965	$1,810
5.625%, 10/15/2023 (A)	690	626
5.500%, 04/15/2025 (A)	1,791	1,581
4.875%, 04/15/2020 (A)	409	383
4.750%, 04/15/2023	2,076	1,703
MEDNAX
5.250%, 12/01/2023 (A)	1,500	1,560
Molina Healthcare
5.375%, 11/15/2022 (A)	406	417
MPH Acquisition Holdings
6.625%, 04/01/2022 (A)	1,140	1,186
Opal Acquisition
8.875%, 12/15/2021 (A)	3,700	2,581
Prestige Brands
6.375%, 03/01/2024 (A)	220	230
5.375%, 12/15/2021 (A)	1,225	1,240
Quintiles Transnational
4.875%, 05/15/2023 (A)	1,980	2,031
Select Medical
6.375%, 06/01/2021	1,950	1,843
Sterigenics-Nordion Holdings
6.500%, 05/15/2023 (A)	1,300	1,297
Surgical Care Affiliates
6.000%, 04/01/2023 (A)	667	672
Team Health
7.250%, 12/15/2023 (A)	1,005	1,075
Tenet Healthcare
8.125%, 04/01/2022	3,160	3,251
8.000%, 08/01/2020	660	679
6.750%, 02/01/2020	1,861	1,861
6.750%, 06/15/2023	6,891	6,598
6.000%, 10/01/2020	455	484
5.500%, 03/01/2019	1,323	1,310
4.750%, 06/01/2020	115	118
4.500%, 04/01/2021	260	261
4.134%, 06/15/2020 (A) (H)	545	541
Truven Health Analytics
10.625%, 06/01/2020	1,591	1,697
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	1,033	826
7.000%, 10/01/2020 (A)	2,770	2,327
6.750%, 08/15/2021 (A)	905	738
6.125%, 04/15/2025 (A)	3,516	2,707
5.875%, 05/15/2023 (A)	2,231	1,749
5.500%, 03/01/2023 (A)	3,193	2,510
5.375%, 03/15/2020 (A)	351	286
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (A)	4,980	4,149
Vizient
10.375%, 03/01/2024 (A)	910	976

		154,870

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 7.3%
ACCO Brands
6.750%, 04/30/2020	$955	$1,010
Actuant
5.625%, 06/15/2022	3,000	3,045
ADT
6.250%, 10/15/2021	1,200	1,206
3.500%, 07/15/2022	955	826
AECOM
5.875%, 10/15/2024	330	340
5.750%, 10/15/2022	135	140
AerCap Ireland Capital
4.625%, 10/30/2020	310	318
4.625%, 07/01/2022	275	280
4.500%, 05/15/2021	2,637	2,695
Air Medical Merger
6.375%, 05/15/2023 (A)	2,870	2,691
Aircastle
7.625%, 04/15/2020	210	237
5.125%, 03/15/2021	110	114
5.000%, 04/01/2023	525	528
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	2,385	1,836
Allegion
5.875%, 09/15/2023	435	458
Allegion US Holding
5.750%, 10/01/2021	1,031	1,080
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	665	690
5.625%, 04/15/2021 (A)	700	721
American Tire Distributors
10.250%, 03/01/2022 (A)	1,115	1,003
APX Group
8.750%, 12/01/2020	6,555	5,653
6.375%, 12/01/2019	940	943
Associated Materials
9.125%, 11/01/2017	385	291
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	275	276
5.500%, 04/01/2023	960	931
5.250%, 03/15/2025 (A)	1,470	1,345
5.125%, 06/01/2022 (A)	110	104
Beacon Roofing Supply
6.375%, 10/01/2023 (A)	895	949
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	865	797
Bombardier
7.500%, 03/15/2025 (A)	1,195	908
Builders FirstSource
10.750%, 08/15/2023 (A)	1,440	1,451
7.625%, 06/01/2021 (A)	1,218	1,267

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	123

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CDW
5.500%, 12/01/2024	$563	$580
5.000%, 09/01/2023	1,750	1,767
CEB
5.625%, 06/15/2023 (A)	200	203
Cenveo
8.500%, 09/15/2022 (A)	5,400	1,836
6.000%, 08/01/2019 (A)	4,380	3,186
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	819	770
CEVA Group
7.000%, 03/01/2021 (A)	950	758
Clean Harbors
5.250%, 08/01/2020	1,793	1,838
5.125%, 06/01/2021 (A)	260	263
CNH Industrial Capital
4.875%, 04/01/2021	730	727
4.375%, 11/06/2020	685	673
DigitalGlobe
5.250%, 02/01/2021 (A)	4,375	3,981
EnPro Industries
5.875%, 09/15/2022	222	226
FGI Operating
7.875%, 05/01/2020	930	558
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	2,139	2,139
Gardner Denver
6.875%, 08/15/2021 (A)	1,827	1,494
GCP Applied Technologies
9.500%, 02/01/2023 (A)	989	1,073
GenCorp
7.125%, 03/15/2021	1,200	1,245
General Cable
5.750%, 10/01/2022	990	782
GFL Environmental
9.875%, 02/01/2021 (A)	820	853
Global A&T Electronics
10.000%, 02/01/2019 (A)	400	254
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,030
H&E Equipment Services
7.000%, 09/01/2022	835	848
HD Supply
11.500%, 07/15/2020	435	483
7.500%, 07/15/2020	1,567	1,663
5.750%, 04/15/2024 (A)	3,120	3,206
5.250%, 12/15/2021 (A)	590	619
Hertz
7.500%, 10/15/2018	265	269
7.375%, 01/15/2021	365	372
6.250%, 10/15/2022	1,170	1,170
5.875%, 10/15/2020	670	678
Huntington Ingalls Industries
5.000%, 11/15/2025 (A)	1,251	1,309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Icahn Enterprises
5.875%, 02/01/2022	$1,615	$1,532
4.875%, 03/15/2019	1,632	1,567
International Lease Finance
6.250%, 05/15/2019	800	853
5.875%, 04/01/2019	1,455	1,537
5.875%, 08/15/2022	1,060	1,150
4.625%, 04/15/2021	35	36
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	1,095	772
James Hardie International Finance
5.875%, 02/15/2023 (A)	1,585	1,601
JCH Parent PIK
10.500%, 03/15/2019 (A)	422	215
KLX
5.875%, 12/01/2022 (A)	2,075	2,065
Kratos Defense & Security Solutions
7.000%, 05/15/2019	731	581
Manitowoc Foodservice
9.500%, 02/15/2024 (A)	585	638
Masonite International
5.625%, 03/15/2023 (A)	475	496
NCI Building Systems
8.250%, 01/15/2023 (A)	680	716
Nielsen Finance
5.000%, 04/15/2022 (A)	5,445	5,581
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	205	213
Nortek
8.500%, 04/15/2021	1,700	1,764
OPE KAG Finance
7.875%, 07/31/2023 (A)	980	978
Orbital ATK
5.250%, 10/01/2021	475	493
Oshkosh
5.375%, 03/01/2022	420	428
5.375%, 03/01/2025	170	171
RR Donnelley & Sons
7.625%, 06/15/2020	953	960
RSC Equipment Rental
8.250%, 02/01/2021	341	356
Sensata Technologies
5.625%, 11/01/2024 (A)	395	411
5.000%, 10/01/2025 (A)	1,174	1,183
4.875%, 10/15/2023 (A)	1,730	1,738
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,985	2,114
Standard Industries
6.000%, 10/15/2025 (A)	645	682
5.500%, 02/15/2023 (A)	471	482
5.125%, 02/15/2021 (A)	296	303

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)	$4,875	$4,656
Summit Materials
8.500%, 04/15/2022 (A)	415	427
6.125%, 07/15/2023	1,270	1,207
Terex
6.500%, 04/01/2020	480	463
6.000%, 05/15/2021	3,140	3,038
TransDigm
6.500%, 07/15/2024	840	833
6.500%, 05/15/2025	825	806
6.000%, 07/15/2022	375	374
Triumph Group
4.875%, 04/01/2021	860	780
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B)	—	—
3.000%, 10/19/2018 (B)	—	—
United Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	1,295	1,328
United Rentals North America
7.625%, 04/15/2022	680	724
6.125%, 06/15/2023	680	702
5.750%, 11/15/2024	1,240	1,240
5.500%, 07/15/2025	1,245	1,239
Univar
6.750%, 07/15/2023 (A)	396	387
USG
5.500%, 03/01/2025 (A)	2,005	2,085
Vander Intermediate Holding II PIK
9.750%, 02/01/2019 (A)	495	366
XPO Logistics
6.500%, 06/15/2022 (A)	2,100	2,040

		125,297

Information Technology — 6.7%
ACI Worldwide
6.375%, 08/15/2020 (A)	510	523
Activision Blizzard
5.625%, 09/15/2021 (A)	3,500	3,679
Advanced Micro Devices
7.750%, 08/01/2020	2,930	2,036
7.500%, 08/15/2022	2,430	1,665
7.000%, 07/01/2024	3,160	2,070
Aegis Merger
10.250%, 02/15/2023 (A)	1,908	1,803
Amkor Technology
6.625%, 06/01/2021	556	528
6.375%, 10/01/2022	1,630	1,557
Anixter
5.500%, 03/01/2023 (A)	1,675	1,696
Aspect Software
10.625%, 05/15/2017 (B)	785	275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Avaya
10.500%, 03/01/2021 (A)	$699	$215
9.000%, 04/01/2019 (A)	2,220	1,499
7.000%, 04/01/2019 (A)	1,140	769
Bankrate
6.125%, 08/15/2018 (A)	2,296	2,296
Belden
5.500%, 09/01/2022 (A)	845	849
Blackboard
7.750%, 11/15/2019 (A)	340	274
BMC Software Finance
8.125%, 07/15/2021 (A)	6,930	4,990
Boxer Parent PIK
9.000%, 10/15/2019 (A)	4,470	3,084
Cimpress
7.000%, 04/01/2022 (A)	237	235
CommScope
5.500%, 06/15/2024 (A)	2,436	2,460
CommScope Technologies Finance
6.000%, 06/15/2025 (A)	2,597	2,621
Denali International
5.625%, 10/15/2020 (A)	805	849
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,018
Emdeon
6.000%, 02/15/2021 (A)	1,300	1,268
Entegris
6.000%, 04/01/2022 (A)	1,535	1,558
First Data
7.000%, 12/01/2023 (A)	4,155	4,197
6.750%, 11/01/2020 (A)	1,096	1,152
5.750%, 01/15/2024 (A)	4,993	4,993
5.375%, 08/15/2023 (A)	1,845	1,891
5.000%, 01/15/2024 (A)	5,167	5,173
Hughes Satellite Systems
7.625%, 06/15/2021	2,100	2,342
Infor Software Parent
7.125%, 05/01/2021 (A)	1,928	1,441
Infor US
6.500%, 05/15/2022	4,128	3,757
5.750%, 08/15/2020 (A)	400	412
Informatica
7.125%, 07/15/2023 (A)	855	825
Magnachip Semiconductor
6.625%, 07/15/2021	915	659
Micron Technology
5.875%, 02/15/2022	1,740	1,505
5.500%, 02/01/2025	560	454
5.250%, 01/15/2024 (A)	1,260	1,014
Microsemi
9.125%, 04/15/2023 (A)	1,905	2,091
NCR
5.000%, 07/15/2022	2,015	1,995

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	125

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NeuStar
4.500%, 01/15/2023	$1,985	$1,618
Nortel Networks
9.003%, 07/15/2011 (B)	1,605	1,400
NXP Funding
5.750%, 02/15/2021 (A)	3,030	3,174
5.750%, 03/15/2023 (A)	1,685	1,782
Plantronics
5.500%, 05/31/2023 (A)	590	580
Qorvo
7.000%, 12/01/2025 (A)	1,340	1,393
6.750%, 12/01/2023 (A)	1,072	1,107
Riverbed Technology
8.875%, 03/01/2023 (A)	1,060	1,055
Sabre GLBL
5.375%, 04/15/2023 (A)	650	667
5.250%, 11/15/2023 (A)	2,380	2,421
Solera
10.500%, 03/01/2024 (A)	2,610	2,623
SPCM
6.000%, 01/15/2022 (A)	1,311	1,336
SS&C Technologies Holdings
5.875%, 07/15/2023 (A)	1,770	1,828
VeriSign
4.625%, 05/01/2023	1,300	1,313
Western Digital
10.500%, 04/01/2024 (A)	4,156	4,166
7.375%, 04/01/2023 (A)	3,729	3,804
WEX
4.750%, 02/01/2023 (A)	2,230	1,962
Zayo Group
6.375%, 05/15/2025	555	542
6.000%, 04/01/2023	5,947	5,936
Zebra Technologies
7.250%, 10/15/2022	1,405	1,524

		114,949

Materials — 6.6%
AK Steel
8.750%, 12/01/2018	584	560
7.625%, 05/15/2020	1,910	1,194
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	940	989
Alcoa
6.750%, 01/15/2028	110	107
5.125%, 10/01/2024	2,167	2,056
Aleris International
9.500%, 04/01/2021 (A)	1,642	1,674
ArcelorMittal
10.850%, 06/01/2019	360	402
6.500%, 03/01/2021	1,313	1,293
6.125%, 06/01/2025	1,869	1,729
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	582	562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	$1,835	$1,899
7.000%, 11/15/2020 (A)	77	73
6.750%, 01/31/2021 (A)	225	218
6.000%, 06/30/2021 (A)	2,383	2,264
3.634%, 12/15/2019 (A) (H)	695	684
Ashland
4.750%, 08/15/2022	1,460	1,482
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	365	387
Ball
5.250%, 07/01/2025	4,042	4,244
5.000%, 03/15/2022	1,150	1,202
4.375%, 12/15/2020	440	458
Berry Plastics
6.000%, 10/15/2022 (A)	258	271
5.125%, 07/15/2023	55	55
BHP Billiton Finance USA
6.250%, 10/19/2075 (A) (H)	345	348
Blue Cube Spinco
9.750%, 10/15/2023 (A)	3,368	3,848
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	2,000	1,400
7.000%, 04/01/2021 (A)	4,090	1,432
BWAY Holding
9.125%, 08/15/2021 (A)	1,479	1,320
Cemex
7.750%, 04/16/2026 (A)	445	456
7.250%, 01/15/2021 (A)	1,405	1,461
Chemours
7.000%, 05/15/2025 (A)	587	470
6.625%, 05/15/2023 (A)	1,005	819
Constellium
7.875%, 04/01/2021 (A)	3,193	3,190
5.750%, 05/15/2024 (A)	250	180
Cornerstone Chemical
9.375%, 03/15/2018 (A)	5,530	5,157
First Quantum Minerals
7.250%, 10/15/2019 (A)	438	314
6.750%, 02/15/2020 (A)	1,670	1,144
FMG Resources
6.875%, 04/01/2022 (A)	580	464
Freeport-McMoRan
5.450%, 03/15/2043	1,675	1,026
2.300%, 11/14/2017	745	687
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	2,155	1,724
Graphic Packaging International
4.750%, 04/15/2021	1,067	1,107
Hecla Mining
6.875%, 05/01/2021	1,546	1,245

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hexion
10.000%, 04/15/2020	$3,359	$3,023
Hexion US Finance
8.875%, 02/01/2018	635	435
6.625%, 04/15/2020	7,365	6,113
Huntsman International
5.125%, 11/15/2022 (A)	695	674
4.875%, 11/15/2020	870	861
IAMGOLD
6.750%, 10/01/2020 (A)	4,980	3,785
INEOS Group Holdings
5.875%, 02/15/2019 (A)	1,775	1,788
Joseph T Ryerson & Son
11.250%, 10/15/2018	330	221
Kissner Milling
7.250%, 06/01/2019 (A)	590	553
Kraton Polymers
10.500%, 04/15/2023 (A)	600	566
LSB Industries
7.750%, 08/01/2019	1,080	991
Mirabela Nickel
1.000%, 07/31/2044	31	—
New Gold
7.000%, 04/15/2020 (A)	1,055	1,007
6.250%, 11/15/2022 (A)	1,777	1,502
Nexeo Solutions
8.375%, 03/01/2018	630	629
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (B)	355	4
NOVA Chemicals
5.000%, 05/01/2025 (A)	2,225	2,164
Novelis
8.375%, 12/15/2017	423	430
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	631
5.875%, 08/15/2023 (A)	460	479
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,235	1,204
Platform Specialty Products
10.375%, 05/01/2021 (A)	69	67
Rain CII Carbon
8.250%, 01/15/2021 (A)	5,280	3,749
8.000%, 12/01/2018 (A)	1,825	1,515
Rayonier AM Products
5.500%, 06/01/2024 (A)	798	654
Reichhold Holdings
12.000%, 03/31/2017 (C)	797	797
Reichhold Industries
15.000%, 03/13/2017 (C)	450	450
12.000%, 03/31/2017 (C)	290	290
9.000%, 05/08/2017 (A) (B)	859	—
Rentech Nitrogen Partners
6.500%, 04/15/2021(A)	340	335

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reynolds Group
9.875%, 08/15/2019	$1,821	$1,886
9.000%, 04/15/2019	1,086	1,100
8.250%, 02/15/2021	3,044	3,120
6.875%, 02/15/2021	1,775	1,837
5.750%, 10/15/2020	4,045	4,151
Sappi Papier Holdings
7.750%, 07/15/2017 (A)	300	314
Scotts Miracle-Gro
6.000%, 10/15/2023 (A)	1,520	1,604
Sealed Air
4.875%, 12/01/2022 (A)	332	345
Signode Industrial Group
6.375%, 05/01/2022 (A)	5,590	5,080
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,447
Steel Dynamics
5.500%, 10/01/2024	1,040	1,053
TPC Group
8.750%, 12/15/2020 (A)	1,009	706
Trinseo Materials Operating
6.750%, 05/01/2022 (A)	200	200
Unifrax I
7.500%, 02/15/2019 (A)	600	371
United States Steel
7.000%, 02/01/2018	627	564
WR Grace & Co.
5.625%, 10/01/2024 (A)	80	83
5.125%, 10/01/2021 (A)	1,552	1,614

		111,987

Telecommunication Services — 6.7%
CenturyLink
7.500%, 04/01/2024	1,672	1,676
6.750%, 12/01/2023	3,910	3,802
5.800%, 03/15/2022	1,035	996
5.625%, 04/01/2020	1,120	1,135
5.625%, 04/01/2025	1,369	1,225
Clearwire Communications
8.250%, 12/01/2040 (A)	371	369
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,880	1,819
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,113	1,094
Columbus International
7.375%, 03/30/2021 (A)	2,345	2,480
Digicel
6.000%, 04/15/2021 (A)	995	891
Digicel Group
8.250%, 09/30/2020 (A)	4,085	3,503
6.750%, 03/01/2023 (A)	2,415	2,131

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	127

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Frontier Communications
11.000%, 09/15/2025 (A)	$9,984	$10,034
10.500%, 09/15/2022 (A)	4,472	4,584
8.875%, 09/15/2020 (A)	975	1,013
7.625%, 04/15/2024	1,726	1,532
7.125%, 01/15/2023	950	840
6.875%, 01/15/2025	315	266
6.250%, 09/15/2021	160	148
GCI
6.750%, 06/01/2021	625	638
Gray Television
7.500%, 10/01/2020	1,845	1,946
Intelsat Jackson Holdings
8.000%, 02/15/2024 (A)	1,676	1,726
7.500%, 04/01/2021	1,855	1,178
7.250%, 04/01/2019	445	328
7.250%, 10/15/2020	4,435	2,861
6.625%, 12/15/2022	1,147	614
5.500%, 08/01/2023	2,445	1,473
Intelsat Luxembourg
7.750%, 06/01/2021	3,890	1,157
Level 3 Communications
5.750%, 12/01/2022	505	521
Level 3 Financing
5.625%, 02/01/2023	65	67
5.375%, 01/15/2024 (A)	1,652	1,673
5.375%, 05/01/2025	4,757	4,816
5.125%, 05/01/2023	2,067	2,090
Qwest Capital Funding
7.750%, 02/15/2031	550	459
Sable International Finance
6.875%, 08/01/2022 (A)	650	650
SBA Communications
4.875%, 07/15/2022	780	790
SoftBank Group
6.000%, 07/30/2025	375	388
5.375%, 07/30/2022	265	275
4.500%, 04/15/2020 (A)	2,251	2,282
Sprint
7.875%, 09/15/2023	9,840	7,526
7.625%, 02/15/2025	6,522	4,843
7.250%, 09/15/2021	2,356	1,799
7.125%, 06/15/2024	3,940	2,925
Sprint Capital
8.750%, 03/15/2032	3,745	2,931
6.900%, 05/01/2019	370	321
6.875%, 11/15/2028	5,544	4,047
Sprint Communications
9.000%, 11/15/2018 (A)	715	749
7.000%, 03/01/2020 (A)	445	445
Telecom Italia
5.303%, 05/30/2024 (A)	860	881
T-Mobile USA
6.731%, 04/28/2022	2,020	2,110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.633%, 04/28/2021	$330	$345
6.625%, 04/01/2023	5,440	5,726
6.542%, 04/28/2020	875	903
6.500%, 01/15/2026	4,145	4,306
6.375%, 03/01/2025	420	430
6.000%, 03/01/2023	885	904
6.000%, 04/15/2024	1,275	1,291
United States Cellular
6.700%, 12/15/2033	585	526
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	2,110	1,910
4.750%, 07/15/2020 (A)	850	803
Windstream
7.750%, 10/01/2021	3,085	2,516
7.500%, 06/01/2022	270	207
Windstream Services
6.375%, 08/01/2023	225	165

		114,079

Utilities — 1.4%
AES
7.375%, 07/01/2021	2,585	2,895
5.500%, 04/15/2025	1,165	1,124
4.875%, 05/15/2023	215	207
AmeriGas Finance
7.000%, 05/20/2022	4,057	4,158
Calpine
5.750%, 01/15/2025	616	592
5.500%, 02/01/2024	600	576
5.375%, 01/15/2023	580	562
Dynegy
7.625%, 11/01/2024	320	290
7.375%, 11/01/2022	640	592
5.875%, 06/01/2023	967	808
Enel
8.750%, 09/24/2073 (A) (H)	728	810
Ferrellgas
6.500%, 05/01/2021	2,825	2,507
GenOn Americas Generation
9.125%, 05/01/2031	165	101
GenOn Energy
7.875%, 06/15/2017	373	280
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,604
Mirant Americas Generation LLC
8.500%, 10/01/2021	3,850	2,512
NRG Energy
7.875%, 05/15/2021	215	214
6.250%, 07/15/2022	615	572
6.250%, 05/01/2024	1,913	1,755
NRG Yield Operating
5.375%, 08/15/2024	617	574

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Talen Energy Supply
6.500%, 06/01/2025	$161	$134

		23,867

Total Corporate Obligations (Cost $1,453,103) ($ Thousands)		1,324,445

LOAN PARTICIPATIONS — 8.5%
21st Century Oncology Holdings, 1st Lien Term Loan B
0.065%, 04/28/2022	925	826
Acadia Healthcare Company, Term Loan B
0.043%, 02/11/2022	792	792
Accudyne Industries LLC, Refinancing Term Loan
0.040%, 12/13/2019 (H)	845	735
Affinion Group, Term Loan B
5.000%, 10/08/2016	3	2
0.068%, 04/30/2018	1,047	926
Albertson’s LLC, Term Loan B-4
0.055%, 08/25/2021	1,215	1,215
Alinta Energy Finance Property Limited, Delayed Draw Term Loan
0.064%, 08/13/2018	166	159
Alinta Energy Finance Property Limited, Term Loan B
0.064%, 08/13/2019	2,496	2,394
Amaya, Cov-Lite, 1st Lien Term Loan
5.000%, 08/01/2021	1,255	1,151
American Renal Holdings, 1st Lien Term Loan B
0.045%, 08/20/2019	1,979	1,974
American Renal Holdings, 2nd Lien Initial Term Loan
0.085%, 03/20/2020	1,699	1,665
American Tire Distributors, Initial Term Loan
0.053%, 09/01/2021	993	988
Anaren, 1st Lien Term Loan
0.055%, 02/18/2021	1,797	1,617
Applied Systems, 2nd Lien Initial Term Loan
0.075%, 01/24/2022	1,200	1,129
Ascena Retail Group, Term Loan B
0.053%, 08/21/2022	1,682	1,636
Aspect Software, Term Loan B
0.073%, 05/07/2016	1,326	1,313

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Asurion, LLC, 2nd Lien Term Loan
0.085%, 03/03/2021	$3,120	$2,915
Asurion, LLC, Incremental Term Loan B4
0.050%, 07/29/2022	1,479	1,447
Atkore International, 2nd Lien Initial Term Loan
0.078%, 10/09/2021	245	223
Avago Technologies Cayman, 1st Lien Term Loan B
4.250%, 02/01/2023 (H)	3,795	3,774
Avago, Cov-Lite, 1st Lien Delayed Draw Term Loan B1
4.250%, 02/01/2023	935	930
BJ’s Wholesale Club, 2nd Lien Replacement Loan
0.085%, 03/26/2020	1,311	1,204
Blue Ribbon LLC, 1st Lien Initial Term Loan
0.055%, 11/15/2021	680	677
Blue Ribbon LLC, 2nd Lien Initial Term Loan
0.093%, 11/14/2022	230	223
BWAY, Cov Lite, 1st Lien Term Loan B
5.500%, 08/14/2020	22	21
0.055%, 08/14/2020	514	497
CCO Holdings LLC, Bridge Term Loan
0.000%, 05/26/2016 (H) (I)	1,325	—
Cengage Learning Acquisitions, Exit Term Loan
0.070%, 03/31/2020	2,439	2,425
Ceva Group PLC, 1st Lien Synthetic Line of Credit
6.500%, 03/19/2021	203	167
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	211	173
Ceva Logistics Canada, Canadian Term Loan
6.500%, 03/19/2021	36	30
Ceva Logistics U.S. Holdings, U.S. Term Loan
0.065%, 03/19/2021	290	239
ClubCorp Club Operations, 1st Lien Term Loan
4.250%, 07/24/2020	275	275
Colouroz Investment 2 LLC, 2nd Lien Initial Term Loan B2
8.250%, 09/05/2022	1,100	985

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	129

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cowlitz Tribal Gaming Authority, 1st Lien Term Loan
11.500%, 12/04/2020 (H)	$3,000	$2,805
CTI Foods Holding LLC, 2nd Lien Term Loan
0.083%, 06/28/2021	1,190	1,077
Cumulus Media Holdings, 1st Lien Term Loan B
0.043%, 12/23/2020	2,136	1,436
Dex Media West LLC, New Term Loan
0.080%, 12/30/2016	1,299	507
Dollar Tree, Term Loan B2
0.043%, 07/06/2022	248	248
Drillships Financing Holding, Term Loan B1
0.060%, 03/31/2021	2,523	897
Drillships Ocean Ventures, Term Loan
0.055%, 07/25/2021	1,923	876
Empire Generating, 1st Lien Term Loan B
0.053%, 03/12/2021	1,641	1,362
Empire Generating, 1st Lien Term Loan C
0.053%, 03/12/2021	120	100
Energy & Exploration Partners, 1st Lien Term Loan
11.000%, 01/22/2019	85	85
Energy & Exploration Partners, 1st Lien Term Loan B
0.078%, 01/22/2019	1,381	147
Evergreen Skills Lux S.À R.L., 2nd Lien Initial Term Loan
9.250%, 04/28/2022	915	412
Evergreen Skillsoft, 1st Lien Initial Term Loan
5.750%, 04/28/2021	1,832	1,461
FMG Resources Property Limited, 1st Lien Term Loan
0.043%, 06/30/2019 (H)	2,872	2,419
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020 (H)	512	466
Gates Global, Cov-Lite, 1st Lien Term Loan
4.250%, 07/06/2021	2	2
Global Aviation Holdings, 2nd Lien Term Loan
10.000%, 07/13/2017 (B) (C)	1,877	—
Global Aviation Holdings, 3rd Lien Term Loan
3.000%, 02/13/2018 (B) (C)	611	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenway Health LLC, 2nd Lien Term Loan
0.093%, 11/04/2021	$900	$693
Gymboree, 1st Lien Term Loan
0.050%, 02/23/2018	340	213
Hanson Building, Cov-Lite, 1st Lien Term Loan
6.500%, 03/14/2022	1,165	1,153
Hercules Achievement, 1st Lien Initial Term Loan
0.050%, 12/10/2021	1,066	1,062
Hertz, Term Loan B2
0.030%, 03/11/2018	1	1
iHeartCommunications, Term Loan D
0.072%, 01/30/2019	5,436	3,764
Indivior, 1st Lien Term Loan
7.000%, 12/19/2019	24	23
0.070%, 12/19/2019	1,823	1,726
Integra Telecom Holdings, Term Loan B1
0.053%, 08/14/2020	873	821
Intelsat Jackson Holdings
3.750%, 06/30/2019 (H)	620	577
J. Crew Group, 1st Lien Term Loan
0.040%, 03/05/2021	2,017	1,565
JC Penney, 1st Lien Term Loan
0.060%, 05/22/2018	1,157	1,158
KCA Deutag US Finance LLC, 1st Lien Term Loan B
6.250%, 05/15/2020	1,019	686
Keurig, 1st Lien Term Loan B
5.250%, 01/21/2023	2,262	2,259
KIK Custom Products, 1st Lien Term Loan
0.060%, 08/26/2022	889	855
Kraton Polymers, 1st Lien Term Loan B
6.000%, 01/06/2022	240	226
Lions Gate Entertainment, 2nd Lien Term Loan
0.050%, 03/17/2022	2,340	2,276
MacDermid Incorporated, Term Loan B3
0.055%, 06/05/2020	539	520
Magic Newco LLC, 1st Lien Term Loan
0.050%, 12/12/2018	1,170	1,169
Magic Newco LLC, 2nd Lien Term Loan
0.120%, 06/12/2019	1,250	1,282

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Marina District Finance Company, 1st Lien Term Loan
0.065%, 08/15/2018	$1,000	$998
Mashantucket (Western) Pequot Tribe, Term Loan A
0.050%, 07/01/2018	316	253
Mashantucket (Western) Pequot Tribe, Term Loan B
0.094%, 06/30/2020	6,265	5,098
Mauser Holding S.À.R.L., 2nd Lien Initial Term Loan
0.088%, 07/31/2022	680	585
Medical Card System, Term Loan
1.500%, 05/31/2019 (C)	1,975	1,224
0.000% (I) (J)	265	—
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
Microsemi, 1st Lien Revolding Credit
5.250%, 12/17/2020	7	7
Millenium Laboratories, 1st Lien Term Loan
0.075%, 12/21/2020	728	688
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	1,775	1,714
Moxie Liberty LLC, 1st Lien Term Loan B1
0.075%, 08/21/2020	1,965	1,778
Murray Energy, Cov-Lite, 1st Lien Term Loan B2
7.500%, 04/16/2020	1	1
0.075%, 04/16/2020	527	266
NaNa Development, 1st Lien Term Loan
0.080%, 03/15/2018	282	247
Nelson Education, 1st Lien Term Loan
12.000%, 10/01/2020	679	272
0.000% (I) (J)	115	—
New LightSquared LLC, 1st Lien Term Loan
9.750%, 06/15/2020	1,950	1,720
New LightSquared LLC, 2nd Lien Term Loan
13.500%, 12/07/2020	2,124	1,476
New MMI, Term Loan B
0.090%, 01/31/2020	3,036	2,429
Nexstar Broadcasting, Bridge Loan
0.000%, 12/31/2049 (I)	2,985	2,985

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nine West Holdings, Initial Term Loan (Unsecured)
0.063%, 01/08/2020	$5,775	$1,588
ON Semiconductor, Cov-Lite, 1st Lien Term Loan B
0.000%, 03/31/2023 (I)	2,390	2,391
Onex Carestream Finance LP, 2nd Lien Term Loan
0.095%, 12/07/2019	5,508	4,535
Onex York Acquisition, 1st Lien Term Loan B
4.750%, 10/01/2021	998	847
Ortho-Clinical Diagnostics Holdings Luxembourg S.À.R.L., Initial Term Loan
4.750%, 06/30/2021	783	724
Oxbow Carbon LLC, 2nd Lien Initial Term Loan
0.080%, 01/17/2020	2,394	1,857
Panda Sherman Power LLC, 1st Lien Term Loan
0.090%, 09/14/2018	1,630	1,385
Peak 10, 2nd Lien Term Loan
8.250%, 06/17/2022	2,300	1,840
Penton Media, 2nd Lien Initial Term Loan
0.090%, 10/02/2020	1,970	1,891
PETCO, Cov-Lite, 1st Lien Term Loan B1
5.750%, 01/15/2023	2,060	2,057
RCHP, 2nd Lien Term Loan
11.250%, 10/23/2019	1,592	1,600
Reddy Ice, 2nd Lien Term Loan B
0.108%, 11/01/2019	1,670	1,102
Rite Aid, 2nd Lien Term Loan 10.058%, 08/21/2020	492	493
Riverbed Technology, 1st Lien Term Loan
0.060%, 04/24/2022	690	691
Road Infrastructure Investment LLC, 2nd Lien Term Loan
0.078%, 09/30/2021	300	285
Royal Holdings, 2nd Lien Initial Term Loan
0.085%, 06/19/2023	319	301
Rue21, Term Loan B
0.056%, 10/09/2020	1,509	1,189
SolarWinds, Cov-Lite, 1st Lien Term Loan
6.500%, 02/01/2023	1,300	1,285
Solera, Cov-Lite, 1st Lien Term Loan
5.750%, 02/28/2023	435	434

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	131

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Steinway Musical Instruments, 1st Lien Term Loan
0.048%, 09/19/2019	$945	$907
Sterigenics, Bridge Loan
0.000%, 04/16/2023 (I)	714	—
Supervalu Cov-Lite, 1st Lien Term Loan B
4.500%, 03/21/2019 (H)	370	361
Syncreon Holdings, Cov-Lite, 1st Lien Term Loan
0.053%, 10/28/2020	895	733
Syniverse, 1st Lien Incremental Term Loan B
4.000%, 04/23/2019	170	125
Syniverse, 1st Lien Term Loan
5.000%, 04/23/2019	300	221
Templar Energy LLC, 2nd Lien New Term Loan
0.085%, 11/25/2020	2,067	205
Texas Competitive Electric Holdings Company LLC (TXU), 1st Lien Non- Extending Term Loan
0.047%, 04/25/2015 (B)	93	26
0.047%, 11/18/2015 (B)	11,452	3,187
Texas Competitive Electric Holdings Company, 1st Lien Extending Term Loan
0.047%, 10/10/2017 (B)	1,677	478
The Hillman Companies, 1st Lien Term Loan B
4.500%, 06/30/2021	300	292
The Neiman Marcus Group, 1st Lien Term Loan
0.043%, 10/25/2020	1,303	1,191
Toys ‘R’ US-Delaware, Term Loan B4
0.098%, 04/09/2020	1,384	1,111
Trans Union LLC, Term Loan B2
0.035%, 04/09/2021	1,531	1,514
Travelport, 1st Lien Term Loan
7.250%, 08/13/2021	6	6
0.058%, 09/02/2021	2,282	2,278
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	759	334
TSAM (Delaware) LLC, Term Loan
7.750%, 09/12/2019 (C)	887	877
U.S. Renal Care, 1st Lien Term Loan
5.250%, 11/17/2022	2,087	2,077

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Valeant Pharmaceuticals International, Term Loan B
0.040%, 04/01/2022	$995	$938
Vertafore, 2nd Lien Term Loan
0.098%, 10/27/2017	560	559
Vizient, 1st Lien Term Loan
6.250%, 02/09/2023	1,190	1,197
Walter Investment Management, Term Loan B
0.048%, 12/18/2020	956	830
Weight Watchers International, 1st Lien Term Loan B2
3.870%, 04/02/2020	1	1
0.040%, 04/02/2020	457	336
Western Digital, Cov-Lite, 1st Lien Term Loan B
0.000%, 03/30/2023 (I)	1,679	1,658
Wilton Brands LLC, Term Loan B
0.085%, 08/30/2018	3,101	2,807
Windstream, 1st Lien Term Loan B
5.750%, 03/15/2021	612	606

Total Loan Participations
(Cost $171,100) ($ Thousands)		144,147

COLLATERALIZED DEBT OBLIGATIONS — 8.0%
B&M CLO, Ser 2014-1A, Cl D
5.370%, 04/16/2026 (A) (H)	3,471	1,788
B&M CLO, Ser 2014-1A, Cl C
4.370%, 04/16/2026 (A) (H)	2,108	1,439
B&M CLO, Ser 2014-1A, Cl E
6.370%, 04/16/2026 (A) (H)	2,480	917
Battalio CLO Warehouse Note
0.000%, (J)	21	2,040
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)	5,640	1,128
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)	3,274	655
Battalion CLO VII, Ser 2014-7A, Cl D
5.920%, 10/17/2026 (A) (H)	2,260	1,571
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (A)	4,007	1,282
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2027 (A)(C)	3,655	2,339
Battalion CLO VIII, Ser 2015-8A, Cl D
6.071%, 04/18/2027 (A) (H)	982	705
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,303	967
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026 (A)(C)	3,466	1,733

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)	$3	$2,010
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)	6,387	2,555
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027	6,715	4,709
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)	40	3,281
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	7,502	4,632
Carlyle Global Market Strategies CLO, Ser 2014-3A
0.000%, 07/27/2026 (A)	3,588	2,081
Cathedral Lake CLO, Ser 2015-3A, Cl E
7.866%, 01/15/2026 (A) (H)	1,175	1,093
Cathedral Lake CLO, Ser 2015-3A, Cl D
5.816%, 01/15/2026 (A) (H)	1,282	1,266
Cathedral Lake III Equity Tranche
0.000%, 01/15/2026 (A)	1,869	1,477
CIFC Funding II, Ser 2012-2A
0.000%, 12/05/2024 (A)	23	911
CVP Cascade CLO, Ser 2014-2A, Cl E
6.420%, 07/18/2026 (A) (H)	2,469	796
CVP Cascade CLO, Ser 2014-2A, Cl D
5.420%, 07/18/2026 (A) (H)	1,709	923
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
7.824%, 01/20/2027 (A) (H)	3,890	3,355
Fifth Street Senior Loan Fund, Ser 2015-2A
0.000%, 09/29/2027 (A)	5,483	4,880
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	10,793
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025 (A)	2,930	1,867
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.867%, 04/28/2026 (A) (H)	3,482	2,726
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.385%, 10/10/2026 (A) (H)	1,730	1,406
Great Lakes CLO, Ser 2012-1A, Cl E
6.122%, 01/15/2023 (A) (H)	2,811	2,010
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,457	1,517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/2025 (A) (H)	$6,943	$4,287
Great Lakes CLO, Ser 2014-1A, Cl F
6.622%, 04/15/2025 (A) (H)	2,480	1,228
Great Lakes CLO, Ser 2015-1A, Cl E
7.322%, 07/15/2026 (A) (H)	2,896	1,824
Great Lakes CLO, Ser 2015-1A, Cl F
8.122%, 07/15/2026 (A) (H)	1,319	673
Great Lakes CLO, Ser 2015-1A
0.000%, 07/15/2026 (A) (H)	4,202	3,015
Hildene CLO II, Ser 2014-2A, Cl D
4.320%, 07/19/2026 (A) (H)	1,987	1,760
Hildene CLO II, Ser 2014-2A, Cl E
5.720%, 07/19/2026 (A) (H)	1,987	1,445
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2025 (A)	3,198	2,231
Jamestown CLO VII, Ser 2015-7A, Cl E
7.369%, 07/25/2027 (A) (H)	1,709	1,016
Jamestown CLO VII, Ser 2015-7A, Cl D
6.119%, 07/25/2027 (A) (H)	1,709	1,022
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.624%, 01/20/2021 (A) (H)	1,990	1,960
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.368%, 02/20/2022 (A) (H)	1,951	1,873
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,471	630
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2024 (A)	3,797	2,468
Lockwood Grove CLO, Ser 2014-1A, Cl E
7.179%, 01/25/2024 (A) (H)	2,191	2,016
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.624%, 07/21/2026 (A) (H)	1,968	1,071
Nelder Grove CLO, Ser 2014-1A, Cl E
7.386%, 08/28/2026 (A) (H)	2,926	1,990
Nelder Grove CLO, Ser 2014-1A, Cl D1
5.156%, 08/28/2026 (A) (H)	1,951	1,722
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (A)	447	125

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	133

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 to 04/15/2026 (A)	$2,613	$665
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.719%, 07/25/2025 (A) (H)	1,974	1,603
NewStar Clarendon Fund CLO, Ser 2015- 1A, Cl E
6.669%, 01/25/2027 (A) (H)	3,439	2,644
NXT Capital CLO, Ser 2012-1A, Cl E
8.120%, 07/20/2022 (A) (H)	2,417	2,242
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,615	588
Peaks CLO, Ser 2014-1A, Cl D
5.122%, 06/15/2026 (A) (H)	985	867
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.866%, 08/01/2024 (A) (H)	11,579	11,145
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)	7,935	2,222
Trinitas CLO I, Ser 2014-1A
0.000%, 04/15/2026 (A)	3,507	1,526
Trinitas CLO II, Ser 2014-2A, Cl D
4.422%, 07/15/2026 (A) (H)	1,184	852
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	5,284	2,219
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024 (A)	3,305	1,454
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (A)	5,403	1,675
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 to 08/25/2025 (A)	1,833	675
Venture XV CLO, Ser 2013-15A
0.000%, 07/15/2025 (A)	1,022	434
Venture XXII CLO, Ser 2016-22A
0.000%, 01/15/2028 (A) (H)	21	1,478
Venture XXII CLO, Ser 2016-22A, Cl E
7.371%, 01/15/2028 (A) (H)	1,136	1,022
Venture XXII CLO, Ser 2016-22A, Cl F
8.471%, 01/15/2028 (A) (H)	792	594

Total Collateralized Debt Obligations (Cost $161,163) ($ Thousands)		137,113

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%

Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB Callable 02/01/23 @ 100
7.000%, 02/01/2045 (A)	$3,625	$3,626

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/17 @ 100
5.250%, 07/01/2037	130	77
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/22 @ 100
5.125%, 07/01/2037	775	462
5.000%, 07/01/2041	890	526
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 100
8.000%, 07/01/2035	2,103	1,451

		2,516

Texas — 0.2%
Texas State, Public Finance Authority, RB Callable 07/01/19 @ 100
8.250%, 07/01/2024	3,970	4,045

Total Municipal Bonds (Cost $10,740) ($ Thousands)		10,187

COMMON STOCK — 0.3%
Cengage Learning Holdings II*	2,408	45
Ceva Holdings* (C)	561	252
CUI Acquisition* (C)	3	247
Dana Holding	112,964	1,592
Global Aviation Holdings, Cl A*	97,655	—
Millennium*	21,260	322
Mirabela Nickel* (C)	5,869,596	—
Mmodal* (C)	42,430	557
NII Holdings*	51,236	283
Quad	654	9
Reichhold Industries* (C)	1,427	848

Total Common Stock (Cost $6,642) ($ Thousands)		4,155

PREFERRED STOCK — 0.2%
Ally Financial, 8.500% (H)	8,340	212
Aspen Insurance Holdings, 5.950% (H)	86,000	2,271
Ceva Holdings, 0.000%* (C)	1,214	546
SLM, 1.934% (H)	20,597	876

Total Preferred Stock (Cost $4,827) ($ Thousands)		3,905

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	$4,082	$2,286
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,663	940
Mirabela Nickel
9.500%, 06/24/2019 (A) (C)	1,471	382
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—

Total Convertible Bonds (Cost $5,071) ($ Thousands)		3,608

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.986%, 03/15/2019 (A) (H)	1,062	266

Total Asset-Backed Security (Cost $874) ($ Thousands)		266

Description	Number of Warrants/Shares	Market Value ($ Thousands)

WARRANTS — 0.0%
Mmodal, Expires 07/31/2017
Strike Price $48*	35,128	$1

Total Warrants (Cost $15) ($ Thousands)		1

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.380%**† (K)	6,086	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	69,824,291	69,824

Total Cash Equivalent (Cost $69,824) ($ Thousands)		69,824

Total Investments — 99.5% (Cost $1,883,365) ($ Thousands)		$1,697,657

A list of the outstanding centrally cleared swap agreements held by the Fund at March 31, 2016 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY SERIES 24V6	SELL	5.00	06/20/2020	$(3,600)	$384
JPMorgan Chase Bank	CDX.NA.HY, SERIES 25	SELL	5.00	12/20/2020	(6,500)	—

						$384

For the period ended March 31, 2016 the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,706,357 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security is in default on interest payment.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2016 was $12,553 ($ Thousands) and represented 0.7% of Net Assets.

(D)	Security considered illiquid. The total value of such security as of March 31, 2016 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security considered restricted. The total market value of such security as of March 31, 2016 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(G)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $1 ($ Thousands).

(H)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.
(I)	Unsettled bank loan. Interest rate not available.

(J)	Maturity date is unavailable.

(K)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2016 was $6 ($Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	135

SCHEDULE OF INVESTMENTS (Unaudited)

High-Yield Bond Fund (Concluded)

March 31, 2016

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,314,956	$9,489	$1,324,445
Loan Participations	—	135,350	8,797	144,147
Collateralized Debt Obligations	—	—	137,113	137,113
Municipal Bonds	—	2,516	7,671	10,187
Common Stock	2,251	557	1,347	4,155
Preferred Stock	2,483	876	546	3,905
Convertible Bonds	—	3,226	382	3,608
Asset-Backed Security	—	266	—	266
Warrants	—	1	—	1
Affiliated Partnership	—	6	—	6
Cash Equivalent	69,824	—	—	69,824

Total Investments in Securities	$74,558	$1,457,754	$165,345	$1,697,657

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	$—	$384	$—	$384

Total Other Financial Instruments	$—	$384	$—	$384

*	Swap contracts are valued at the unrealized appreciation on the instrument.

(1)	Of the $165,345 ($ Thousands) in Level 3 securities as of March 31, 2016, $12,555 ($ Thousands) or 0.7% of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Municipal Bonds	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants
Balance as of October 31, 2015	$5,626	$6,047	$167,799	$—	$1,569	$—	$435	$9
Accrued discounts/premiums	20	18	166	—	—	—	(2)	—
Realized gain/(loss)	(18)	(410)	107	—	33	—	—	—
Change in unrealized appreciation/(depreciation)	(41)	194	(28,474)	—	205	—	(118)	(9)
Purchases	39	860	17,386	—	—	—	67	—
Sales	—	(849)	(19,871)	—	(33)	—	—	—
Net transfer into Level 3	3,863	5,234	—	7,671	252	546	—	—
Net transfer out of Level 3	—	(2,297)	—	—	(679)	—	—	—

Ending Balance as of March 31, 2016	$9,489	$8,797	$137,113	$7,671	$1,347	$546	$382	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,412)	$(329)	$(28,156)	$126	$19	$(546)	$(521)	$(8)

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there have been transfers in and out of Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

March 31, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$11,589	$12,203
2.125%, 01/15/2019	11,429	12,338
1.875%, 07/15/2019	13,010	14,143
1.625%, 01/15/2018	12,445	13,013
1.375%, 07/15/2018	12,887	13,597
1.375%, 01/15/2020	15,778	16,890
1.250%, 07/15/2020	24,321	26,145
1.125%, 01/15/2021	29,139	31,139
0.125%, 04/15/2017	36,910	37,333
0.125%, 04/15/2018	41,053	41,780
0.125%, 04/15/2019	41,602	42,499
0.125%, 04/15/2020	40,806	41,662

Total U.S. Treasury Obligations (Cost $299,598) ($ Thousands)		302,742

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	2,414,111	2,414

Total Cash Equivalent (Cost $2,414) ($ Thousands)		2,414

Total Investments — 100.2% (Cost $302,012) ($ Thousands)		$305,156

Percentages are based on a Net Assets of $304,413 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$302,742	$—	$302,742
Cash Equivalent	2,414	—	—	2,414

Total Investments in Securities	$2,414	$302,742	$—	$305,156

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	137

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

March 31, 2016

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 12.7%
Amazon.com, Cl A*	1.3%	10,436	$6,196
Comcast, Cl A	0.8	65,790	4,019
Home Depot	0.9	34,282	4,573
McDonald’s	0.6	24,407	3,066
Walt Disney	0.8	40,281	4,000
Other Securities	8.3		40,556

			62,410

Consumer Staples — 10.2%
Altria Group	0.7	52,469	3,288
Coca-Cola	1.0	105,282	4,883
CVS Health	0.6	29,399	3,049
PepsiCo	0.8	38,740	3,970
Philip Morris International	0.8	41,537	4,075
Procter & Gamble	1.2	71,609	5,895
Wal-Mart Stores	0.6	41,976	2,874
Other Securities	4.5		22,183

			50,217

Energy — 6.7%
Chevron	1.0	50,526	4,821
Exxon Mobil	1.9	112,000	9,363
Schlumberger, Cl A	0.5	33,552	2,473
Other Securities	3.3		16,095

			32,752

Financials — 15.3%
Bank of America	0.7	276,745	3,742
Berkshire Hathaway, Cl B*	1.5	50,530	7,169
Citigroup	0.7	78,945	3,296
JPMorgan Chase	1.2	99,117	5,870
Wells Fargo	1.2	124,733	6,033
Other Securities	10.0		48,880

			74,990

Health Care — 14.1%
Allergan*	0.6	10,580	2,836
Amgen, Cl A	0.6	20,163	3,024
Bristol-Myers Squibb	0.6	44,738	2,858

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Gilead Sciences	0.7%	36,613	$3,364
Johnson & Johnson	1.7	74,444	8,056
Medtronic	0.6	37,641	2,823
Merck	0.8	74,966	3,966
Pfizer	1.0	163,357	4,842
UnitedHealth Group	0.6	25,511	3,289
Other Securities	6.9		34,065

			69,123

Industrials — 10.0%
3M	0.6	16,226	2,704
General Electric	1.6	251,793	8,004
Other Securities	7.8		38,339

			49,047

Information Technology — 20.6%
Alphabet, Cl C*	1.2	7,993	5,954
Alphabet, Cl A*	1.2	7,869	6,004
Apple	3.3	149,530	16,298
Cisco Systems	0.8	134,872	3,839
Facebook, Cl A*	1.5	61,971	7,072
Intel	0.8	127,597	4,128
International Business Machines	0.8	23,868	3,615
MasterCard, Cl A	0.5	26,282	2,484
Microsoft	2.4	213,296	11,781
Oracle, Cl B	0.7	84,433	3,454
Visa, Cl A	0.8	51,432	3,934
Other Securities	6.6		32,306

			100,869

Materials — 2.8%
Other Securities	2.8		13,639

Telecommunication Services — 2.7%
AT&T	1.3	166,003	6,502
Verizon Communications	1.3	109,998	5,949
Other Securities	0.1		1,074

			13,525

Utilities — 3.4%
Other Securities	3.4		16,641

Total Common Stock (Cost $469,907) ($ Thousands)			483,213

Total Investments — 98.5% (Cost $469,907) ($ Thousands)			$483,213

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION (A)* — 0.1%
June 2016 SPX Call, Expires 06/18/2016, Strike Price $2,200.00	1,743	$374

Total Purchased Option (Cost $361) ($ Thousands)		374

WRITTEN OPTION (A)* — (0.1)%
June 2016 SPX Put, Expires 06/18/2016, Strike Price $1,825.00	(249)	(271)

Total Written Option (Premiums Received ($380)) ($ Thousands)		$(271)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	60	Jun-2016	$132
Topix Index	152	Jun-2016	(56)
U.S. 10-Year Treasury Note	(220)	Jun-2016	(207)

			$(131)

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation/ (Depreciation) ($ Thousands)
04/20/16	USD	219	EUR	202	$11
04/20/16	USD	478	JPY	57,812	36
04/20/16	USD	19,032	TWD	614,733	112
04/20/16	USD	19,118	SGD	26,019	208
04/20/16	JPY	20,983	USD	179	(8)
04/20/16	EUR	21,903	USD	23,906	(1,066)
04/20/16	TWD	614,733	USD	18,317	(827)
04/20/16	SGD	81,608,390	EUR	25,554,925	(6,331)
04/21/16	USD	48,803	INR	3,310,956	1,085
04/21/16	INR	61,241	USD	891	(32)
01/09/17	USD	792	SAR	3,019	8
01/09/17-01/19/17	SAR	94,829	USD	24,601	(525)

					$(7,329)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)
Standard Chartered Bank	$(142,440)	$136,109	$(6,331)
Bank of America	(75,644)	76,180	536
Bank of Montreal	(24,972)	23,906	(1,066)
Citigroup	(57,294)	56,786	(508)
Goldman Sachs	(698)	746	48
JPMorgan Chase Bank	(187)	179	(8)

			$(7,329)

For the period ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of outstanding OTC swap contracts held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	1.99%	US CPI URBAN CONSUMERS NSA	12/24/2045	$13,820	$37
Bank of America	2.06%	US CPI URBAN CONSUMERS NSA	11/13/2045	9,140	(204)
Bank of America	UK RPI ALL ITEMS NSA	3.46%	12/24/2045	5,170	721
Bank of America	UK RPI ALL ITEMS NSA	3.47%	11/13/2045	3,530	543

					$1,097

For the period ended March 31, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $490,571 ($ Thousands).

*	Non-income producing security.

(A)	For the period ended March 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

Cl — Class

CPI — Consumer Price Index

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

NSA — Not seasonally adjusted

RPI — Retail Prices Index

S&P — Standard & Poor’s

SAR — South African Rand

SGD — Singapore Dollar

TWD — Taiwan Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	139

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

March 31, 2016

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$483,213	$—	$—	$483,213

Total Investments in Securities	$483,213	$—	$—	$483,213

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$374	$—	$—	$374
Written Option	(271)	—	—	(271)
Futures Contracts*
Unrealized Appreciation	132	—	—	132
Unrealized Depreciation	(263)	—	—	(263)
Forwards Contracts*
Unrealized Appreciation	—	1,460	—	1,460
Unrealized Depreciation	—	(8,789)	—	(8,789)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,301	—	1,301
Unrealized Depreciation	—	(204)	—	(204)

Total Other Financial Instruments	$(28)	$(6,232)	$—	$(6,260)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instruments.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 61.7%
AQR Managed Futures Strategy Fund, Cl I	2,829,569	$28,918
ASG Managed Futures Strategy Fund, Cl Y	2,194,489	24,271
Blackrock Global Long/Short Credit Fund, Cl I	6,500,987	63,060
Driehaus Active Income Fund, Cl I	4,486,047	44,188
Gotham Neutral Fund, Cl Institutional	1,941,053	19,663
Merger Fund, Cl I	4,391,914	67,679
Robeco Boston Partners Long/Short Research Fund, Cl I	3,301,654	48,963
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y†	4,257,580	40,788

Total Registered Investment Companies (Cost $351,662) ($ Thousands)		337,530

COMMON STOCK — 15.6%

Consumer Discretionary — 3.0%
Apollo Education Group, Cl A*	11,695	96
Cablevision Systems, Cl A	15,937	526
J Alexander’s Holdings*	2,549	27
Media General*	56,646	924
Starwood Hotels & Resorts Worldwide	37,441	3,124
Time Warner Cable, Cl A	42,319	8,659
WCI Communities*	116,212	2,159
William Lyon Homes, Cl A*	56,598	820

		16,335

Consumer Staples — 0.2%
Rite Aid*	164,447	1,340

Energy — 1.1%
Columbia Pipeline Group	26,368	662
Continental Resources, Cl A*	35,303	1,072
Diamondback Energy, Cl A	27,889	2,152
RSP Permian*	75,519	2,193

		6,079

Description	Shares	Market Value ($ Thousands)

Financials — 0.4%
Astoria Financial	34,643	$549
KeyCorp	20,149	222
SLM*	186,258	1,185

		1,956

Health Care — 3.6%
Alere*	12,531	634
Allergan*	33,317	8,930
Baxalta	151,365	6,115
Cigna	6,984	959
Humana	17,573	3,215
Pfizer	39	1

		19,854

Industrials — 1.3%
ADT, Cl A	3,341	138
Aena* (A)	17,550	2,269
BWX Technologies, Cl W	64,300	2,158
Casella Waste Systems, Cl A*	64,000	429
Hertz Global Holdings*	195,465	2,058

		7,052

Information Technology — 3.4%
EMC	277,919	7,406
Ingram Micro, Cl A	27,507	988
Lam Research	5,915	488
Micron Technology*	160,900	1,685
PayPal Holdings*	54,200	2,092
SanDisk	59,687	4,541
SunEdison Semiconductor*	253,381	1,642

		18,842

Materials — 1.8%
Cemex ADR*	308,500	2,246
Constellium, Cl A*	354,739	1,841
Norbord	111,100	2,219
Orion Engineered Carbons	131,712	1,860
Syngenta ADR	18,927	1,568

		9,734

Telecommunication Services — 0.7%
Level 3 Communications*	41,200	2,178
ORBCOMM*	173,867	1,761

		3,939

Utilities — 0.1%
ITC Holdings	10,214	445

Total Common Stock (Cost $83,202) ($ Thousands)		85,576

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	141

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 4.2%
Argentine Republic Government International Bond
7.820%, 12/31/33 (B)	$4,324	$5,469
Brazilian Government International Bond
6.000%, 04/07/26	1,088	1,104
EP PetroEcuador via Noble Sovereign Funding I
6.258%, 09/24/19 (C)	754	657
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	3,000	3,002
3.650%, 02/24/23 (D)	259	213
3.650%, 02/24/24 (D)	259	208
3.650%, 02/24/25 (D)	259	204
3.650%, 02/24/26 (D)	259	199
3.650%, 02/24/27 (D)	259	194
3.650%, 02/24/28 (D)	259	190
3.650%, 02/24/29 (D)	259	186
3.650%, 02/24/30 (D)	259	182
3.650%, 02/24/31 (D)	259	180
3.650%, 02/24/32 (D)	259	177
3.650%, 02/24/33 (D)	259	172
3.650%, 02/24/34 (D)	259	169
3.650%, 02/24/35 (D)	259	169
3.650%, 02/24/36 (D)	259	166
3.650%, 02/24/37 (D)	259	163
3.650%, 02/24/38 (D)	259	165
3.650%, 02/24/39 (D)	259	165
3.650%, 02/24/40 (D)	259	165
3.650%, 02/24/41 (D)	259	165
3.650%, 02/24/42 (D)	259	165
3.375%, 07/17/17 (A)	3,017	3,197
Indonesia Government International Bond MTN
4.750%, 01/08/26	215	226
Mexico Government International Bond
4.000%, 10/02/23	724	759
Pakistan Government International Bond
6.750%, 12/03/19	1,000	1,045
Paraguay Government International Bond
4.625%, 01/25/23	533	538
Petroleos de Venezuela
6.000%, 11/15/26	2,448	755
Russian Foreign Bond - Eurobond
5.625%, 04/04/42	2,000	2,022

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Sri Lanka Government International Bond
6.850%, 11/03/25	$767	$731

Total Sovereign Debt (Cost $22,014) ($ Thousands)		23,102

CORPORATE OBLIGATIONS — 1.4%

Energy — 0.7%
Petrobras Global Finance
6.850%, 06/05/2115	2,117	1,477
4.875%, 03/17/2020	1,625	1,352
Petroleos Mexicanos MTN
6.875%, 08/04/2026	308	333
4.250%, 01/15/2025	420	389

		3,551

Government — 0.7%
Argentine Republic Government International Bond
8.750%, 06/02/2017 (B)	1,582	1,871
Bahrain Government International Bond
7.000%, 01/26/2026	1,584	1,569
Iraq International Bond
5.800%, 01/15/2028	701	481

		3,921

Total Corporate Obligations (Cost $7,186) ($ Thousands)		7,472

PREFERRED STOCK — 0.1%

Financials — 0.1%
FHLMC, 8.375%* (C)	86,279	267
FNMA, 8.250%* (C)	114,003	347

Total Preferred Stock (Cost $647) ($ Thousands)		614

CASH EQUIVALENT — 14.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	79,410,562	79,411

Total Cash Equivalent (Cost $79,411) ($ Thousands)		79,411

Total Investments — 97.5% (Cost $544,122) ($ Thousands)		$533,705

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT— (1.2)%
iShares iBoxx USD High Yield Corporate Bond ETF	(13,375)	$(1,093)
SPDR Barclays High Yield Bond ETF	(13,982)	(479)
SPDR S&P 500 ETF Trust	(23,774)	(4,887)

Total Exchange Traded Funds Sold Short (Proceeds $6,216) ($ Thousands)		(6,459)

COMMON STOCK SOLD SHORT — (7.2)%

Consumer Discretionary — (2.0)%
Charter Communications, Cl A*	(31,495)	(6,376)
Fossil Group*	(10,381)	(461)
Garmin	(11,793)	(471)
Interval Leisure Group	(11,760)	(170)
J.C. Penney*	(42,415)	(469)
Liberty Global, Cl C*	(15,738)	(591)
NetFlix*	(5,317)	(544)
Nexstar Broadcasting Group, Cl A	(7,075)	(313)
Select Comfort*	(28,296)	(549)
Tesla Motors*	(5,441)	(1,250)

		(11,194)

Consumer Staples — (0.1)%
Sanderson Farms	(5,921)	(534)

Energy — 0.0%
BW LPG	(47,000)	(286)

Financials — (0.2)%
First Niagara Financial Group	(29,645)	(287)
New York Community Bancorp	(34,657)	(551)

		(838)

Health Care — (3.3)%
Aetna, Cl A	(18,192)	(2,044)
Anthem	(3,622)	(503)
Mylan*	(4,883)	(226)
Pfizer	(380,697)	(11,284)
Shire ADR	(22,819)	(3,923)

		(17,980)

Industrials — (0.1)%
JetBlue Airways*	(22,042)	(465)

Information Technology — (1.0)%
KLA-Tencor	(11,892)	(866)
MobileIron*	(17,623)	(80)
Mobileye*	(25,847)	(964)
NeuStar, Cl A*	(34,924)	(859)

Description	Shares/Contracts	Market Value ($ Thousands)
Rosetta Stone*	(34,197)	$(229)
VMware, Cl A*	(30,918)	(1,617)
Western Digital	(14,264)	(674)

		(5,289)

Materials — (0.5)%
Airgas	(14,418)	(2,042)
Ball	(2,740)	(195)
Cabot	(12,139)	(587)

		(2,824)

Utilities — 0.0%
Fortis	(7,695)	(243)

Total Common Stock Sold Short (Proceeds $38,325) ($ Thousands)		(39,653)

Total Investments Sold Short — (8.4)% (Proceeds $44,541) ($ Thousands)		$(46,112)

PURCHASED OPTIONS(E)* — 0.2%
ADT Put, Expires 07/15/16, Strike Price $38.00	247	10
Aetna Put, Expires 05/20/16, Strike Price $105.00	91	15
Aetna Put, Expires 05/20/16, Strike Price $110.00	28	8
Aetna Put, Expires 04/15/16, Strike Price $105.00	33	1
Alere Call, Expires 05/20/16, Strike Price $55.00	78	1
Alere Put, Expires 08/19/16, Strike Price $40.00	78	4
Allergan Call, Expires 04/15/16, Strike Price $240.00	50	144
Allergan Call, Expires 04/15/16, Strike Price $285.00	18	4
Allergan Call, Expires 05/20/16, Strike Price $200.00	60	440
Allergan Call, Expires 04/15/16, Strike Price $290.00	27	4
Apollo Education Group Put, Expires 08/19/16, Strike Price $5.00	196	1
Apollo Education Group Put, Expires 01/20/17, Strike Price $5.00	63	1
April 2016, S&P 500 Index Put, Expires 04/15/16, Strike Price $30.00	37	34
April 2016, S&P 500 Index Put, Expires 04/29/16, Strike Price $40.00	13	24

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	143

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

March 31, 2016

Description	Contracts	Market Value ($ Thousands)
April 2016, S&P 500 Index Put, Expires 04/29/16, Strike Price $20.00	46	$70
April 2016, S&P 500 Index Put, Expires 04/29/16, Strike Price $840.00	13	2
April 2016, S&P 500 Index Put, Expires 04/29/16, Strike Price $820.00	46	6
April 2016, S&P 500 Index Put, Expires 04/15/16, Strike Price $830.00	37	2
Baxalta Put, Expires 05/20/16, Strike Price $35.00	104	1
Baxalta Put, Expires 05/20/16, Strike Price $30.00	78	—
Baxalta Put, Expires 04/15/16, Strike Price $35.00	117	1
Charter Communications Call, Expires 04/15/16, Strike Price $210.00	20	4
Charter Communications Put, Expires 05/20/16, Strike Price $180.00	20	6
Charter Communications Put, Expires 04/15/16, Strike Price $190.00	39	7
Cigna Put, Expires 04/15/16, Strike Price $130.00	31	2
EI du Pont de Nemours Call, Expires 04/15/16, Strike Price $70.00	39	—
EI du Pont de Nemours Call, Expires 07/15/16, Strike Price $70.00	20	1
EI du Pont de Nemours Call, Expires 04/15/16, Strike Price $67.50	20	—
EMC Put, Expires 04/15/16, Strike Price $23.00	315	3
EMC Put, Expires 04/15/16, Strike Price $24.00	315	3
EMC Put, Expires 04/15/16, Strike Price $25.00	110	1
Humana Put, Expires 04/15/16, Strike Price $180.00	49	5
Humana Put, Expires 04/15/16, Strike Price $170.00	15	1
Liberty Global Call, Expires 04/15/16, Strike Price $45.00	146	1
Liberty Global Call, Expires 04/15/16, Strike Price $47.50	16	—

Description	Contracts	Market Value ($ Thousands)
Liberty Global Call, Expires 04/15/16, Strike Price $42.50	19	$—
Mylan Call, Expires 07/15/16, Strike Price $50.00	26	6
Mylan Call, Expires 04/15/16, Strike Price $55.00	44	—
Mylan Call, Expires 04/15/16, Strike Price $52.50	36	—
Mylan Call, Expires 07/15/16, Strike Price $52.50	20	3
Nexstar Broadcasting Group Put, Expires 06/17/16, Strike Price $40.00	29	4
Nexstar Broadcasting Group Put, Expires 06/17/16, Strike Price $35.00	50	2
Pfizer Call, Expires 09/16/16, Strike Price $33.00	118	4
Pfizer Call, Expires 09/16/16, Strike Price $34.00	260	4
Pfizer Call, Expires 04/15/16, Strike Price $33.00	719	1
Pfizer Call, Expires 07/15/16, Strike Price $33.00	327	5
Pfizer Call, Expires 04/15/16, Strike Price $32.00	470	1
Pfizer Call, Expires 07/15/16, Strike Price $34.00	290	2
Pfizer Put, Expires 04/15/16, Strike Price $30.00	392	24
Pfizer Put, Expires 04/15/16, Strike Price $31.00	392	51
Pfizer Put, Expires 04/15/16, Strike Price $32.00	392	84
SanDisk Put, Expires 05/20/16, Strike Price $65.00	39	3
SanDisk Put, Expires 04/15/16, Strike Price $65.00	38	1
SPDR S&P 500 ETF Trust Put, Expires 04/15/16, Strike Price $180.00	43	—
Staples Call, Expires 09/16/16, Strike Price $12.00	66	6
Staples Call, Expires 06/17/16, Strike Price $13.00	69	3
Starwood Hotels & Resorts Worldwide Call, Expires 04/15/16, Strike Price $85.00	98	5
VMware Put, Expires 04/15/16, Strike Price $51.00	35	2

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Contracts	Market Value ($ Thousands)
Western Digital Put, Expires 04/15/16, Strike Price $40.00	53	$1
Western Digital Put, Expires 05/20/16, Strike Price $40.00	17	2

Total Purchased Options (Cost $1,398) ($ Thousands)		$1,021

WRITTEN OPTIONS(E) — 0.0%
Aetna Put, Expires 5/20/16 Strike Price $100.00	(28)	(3)
Aetna Put, Expires 5/20/16 Strike Price $95.00	(91)	(5)
April 16, S&P 500 Index Put, Expires 4/15/16 Strike Price $930.00	(74)	(9)
April 16, S&P 500 Index Put, Expires 4/29/16 Strike Price $940.00	(26)	(13)
April 16, S&P 500 Index Put, Expires 4/29/16 Strike Price $920.00	(92)	(37)
Humana Put, Expires 4/15/16 Strike Price $165.00	(49)	(11)
Liberty Global Call, Expires 4/15/16 Strike Price $52.50	(16)	—
Pfizer Call, Expires 4/15/16 Strike Price $31.00	(255)	(1)
Pfizer Call, Expires 4/15/16 Strike Price $30.00	(392)	(9)

Total Written Options (Premiums Received $152) ($ Thousands)		$(88)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	(11)	Jun-2016	$(23)
U.S. 10-Year Treasury Note	(12)	Jun-2016	—
U.S. Long Treasury Bond	(13)	Jun-2016	—

			$(23)

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/04/16	USD	2,752	BRL	10,534	$217
04/04/16	BRL	10,534	USD	2,740	(229)
04/18/16	KRW	1,829,362	USD	1,529	(75)
06/15/16	USD	2,096	MXP	37,652	86
06/15/16	EUR	13,893	USD	15,477	(391)
06/15/16-08/22/16	CNH	29,803	USD	4,502	(95)
06/15/16	MXP	37,652	USD	2,174	(9)
06/15/16	JPY	134,352	USD	1,185	(13)
01/19/17	SAR	9,333	USD	2,431	(42)

					$(551)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation $ Thousands
Credit Suisse First Boston	$(19,990)	$19,661	$(329)
Morgan Stanley	(14,204)	14,051	(153)
UBS	(1,545)	1,476	(69)

			$(551)

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at March 31, 2016, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	Cable & Wireless Communications	1-Month USD - LIBOR	Asset Return	12/12/17	$(26)	$32
Morgan Stanley	Rexam PLC	1-Month USD - LIBOR	Asset Return	12/12/17	(455)	32
Morgan Stanley	Meda AB	1-Month USD - LIBOR	Asset Return	02/14/18	(257)	20
Morgan Stanley	Meda AB	1-Month SEK - STIBOR	Asset Return	02/21/18	(8,363)	5
Morgan Stanley	Opera Software ASA	1 Week NOK - NIBOR	Asset Return	02/21/18	(6,684)	(19)

						$70

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	145

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Concluded)

March 31, 2016

A list of open centrally cleared swap agreements held by the Fund at March 31, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Depreciation ($Thousands)
State Street	Republic Of South Africa	BUY	1.00%	06/20/21	$1,156	$—
State Street	Republic Of Turkey	BUY	1.00%	12/20/20	2,696	(63)

						$(63)

For the period ended March 31, 2016, the total amount of all swap contracts, as represented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $547,173 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security is in default on interest payment.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(E)	For the period ended March 31, 2016, the total amount of open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

CNH — Chinese Offshore Yen

ETF — Exchanged Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

SAR — Saudi Riyal

S&P — Standard & Poor’s

SEK — Swedish Krona

SPDR — Standard & Poor’s Depository Receipt

STIBOR — Stockholm Interbank Offered Rate

USD — U.S. Dollar

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$337,530	$—	$—	$337,530
Common Stock	85,576	—	—	85,576
Sovereign Debt	—	23,102	—	23,102
Corporate Obligations	—	7,472	—	7,472
Preferred Stock	614	—	—	614
Cash Equivalent	79,411	—	—	79,411

Total Investments in Securities	$503,131	$30,574	$—	$533,705

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$(6,459)	$—	$—	$(6,459)
Common Stock	(39,653)	—	—	(39,653)

Total Securities Sold Short	$(46,112)	$—	$—	$(46,112)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,021	$—	$—	$1,021
Written Options	(88)	—	—	(88)
Futures Contracts*
Unrealized Depreciation	(23)	—	—	(23)
Forwards Contracts*
Unrealized Appreciation	—	303	—	303
Unrealized Depreciation	—	(854)	—	(854)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	89	—	89
Unrealized Depreciation	—	(19)	—	(19)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(63)	—	(63)

Total Other Financial Instruments	$910	$(544)	$—	$366

*	Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bills (A) (C)
0.511%, 09/15/2016	$2,328	$2,325
0.456%, 08/25/2016	1,667	1,665
0.441%, 09/22/2016	1,322	1,320
0.414%, 06/02/2016	43,790	43,778
0.345%, 05/26/2016	41,108	41,099
0.327%, 05/19/2016	43,936	43,928
0.307%, 05/12/2016	23,750	23,747
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	605	866
3.625%, 04/15/2028	825	1,136
2.625%, 07/15/2017	686	722
2.500%, 07/15/2016	737	750
2.500%, 01/15/2029	393	493
2.375%, 01/15/2017	235	242
2.375%, 01/15/2025	3,103	3,695
2.375%, 01/15/2027	764	933
2.125%, 01/15/2019	331	357
2.125%, 02/15/2041	1,153	1,484
2.000%, 01/15/2026	2,489	2,914
1.875%, 07/15/2019	781	849
1.750%, 01/15/2028	1,101	1,277
1.375%, 07/15/2018	439	464
1.375%, 01/15/2020	956	1,024
1.375%, 02/15/2044	1,017	1,138
1.250%, 07/15/2020	493	530
1.125%, 01/15/2021	1,984	2,120
0.750%, 02/15/2042	1,520	1,476
0.625%, 07/15/2021	2,292	2,405
0.625%, 01/15/2024	2,335	2,432
0.375%, 07/15/2023	458	472
0.375%, 07/15/2025	48,014	49,062
0.250%, 01/15/2025	1,300	46,480
0.125%, 04/15/2016	884	885
0.125%, 04/15/2017	417	422
0.125%, 04/15/2018	1,486	1,512
0.125%, 04/15/2019	2,022	77,860
0.125%, 04/15/2020	84,056	85,819
0.125%, 01/15/2022	1,779	1,806
0.125%, 07/15/2022	2,009	2,044
0.125%, 01/15/2023	154	155

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
0.125%, 07/15/2024		1,497	$35,483

Total U.S. Treasury Obligations (Cost $478,823) ($ Thousands)			487,169

SOVEREIGN DEBT — 12.2%
African Development Bank MTN (C)
1.125%, 03/15/2017		200	201
0.875%, 03/15/2018		500	499
Andina de Fomento (C)
4.375%, 06/15/2022		250	275
Asian Development Bank MTN (C)
5.593%, 07/16/2018		250	275
1.125%, 03/15/2017		150	150
0.500%, 06/20/2016		1,000	1,000
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	1,871	2,213
0.750%, 04/15/2018	EUR	327	386
Canada Government International Bond (C)
1.625%, 02/27/2019		500	509
0.875%, 02/14/2017		1,200	1,202
Chile Government International Bond (C)
3.875%, 08/05/2020		250	271
Council of Europe Development Bank MTN (C)
1.500%, 02/22/2017		850	856
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	4,094	7,242
1.750%, 04/15/2020	EUR	15,644	19,832
1.500%, 04/15/2016	EUR	280	320
0.500%, 04/15/2030	EUR	3,035	4,025
0.100%, 04/15/2023	EUR	828	13,476
0.100%, 04/15/2026	EUR	992	31,129
0.100%, 04/15/2046	EUR	200	266
Development Bank of Japan (C)
5.125%, 02/01/2017		200	206
European Bank for Reconstruction & Development MTN (C)
1.500%, 03/16/2020		250	251
1.000%, 02/16/2017		600	601
0.750%, 09/01/2017		200	200
European Investment Bank MTN (C)
4.875%, 02/15/2036		250	323
1.000%, 12/15/2017		150	150
Export Development Canada (C)
0.750%, 12/15/2017		750	749

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	147

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
FMS Wertmanagement AoeR (C)
1.000%, 11/21/2017		950	$949
0.625%, 04/18/2016		750	750
France Government Bond OAT
3.400%, 07/25/2029	EUR	236	411
3.150%, 07/25/2032	EUR	694	1,243
2.250%, 07/25/2020	EUR	613	21,572
2.100%, 07/25/2023	EUR	1,063	1,473
1.850%, 07/25/2027	EUR	1,546	2,247
1.800%, 07/25/2040	EUR	964	1,615
1.300%, 07/25/2019	EUR	239	294
1.100%, 07/25/2022	EUR	1,198	1,544
1.100%, 07/25/2022	EUR	6,623	8,538
1.000%, 07/25/2017	EUR	1,066	1,255
0.700%, 07/25/2030 (B)	EUR	198	260
0.250%, 07/25/2018	EUR	1,536	1,822
0.250%, 07/25/2024	EUR	6,202	7,683
0.250%, 07/25/2024	EUR	1,200	1,487
0.100%, 07/25/2021	EUR	1,201	8,043
0.100%, 03/01/2025	EUR	1,290	8,673
French Treasury Note BTAN
0.450%, 07/25/2016	EUR	603	696
Hydro-Quebec (C)
2.000%, 06/30/2016		250	250
1.375%, 06/19/2017		150	151
Inter-American Development Bank (C)
7.000%, 06/15/2025		500	690
3.875%, 09/17/2019		350	382
1.125%, 03/15/2017		300	301
International Bank for Reconstruction & Development (C)
4.750%, 02/15/2035		250	323
0.875%, 04/17/2017		450	451
International Finance MTN (C)
2.125%, 11/17/2017		750	765
1.750%, 09/04/2018		200	203
1.125%, 11/23/2016		750	752
1.000%, 04/24/2017		300	301
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	940	1,355
2.600%, 09/15/2023	EUR	1,202	1,621
2.550%, 09/15/2041	EUR	942	1,399
2.350%, 09/15/2019	EUR	545	683
2.350%, 09/15/2024 (B)	EUR	594	790
2.350%, 09/15/2035	EUR	594	849
2.100%, 09/15/2016	EUR	538	626
2.100%, 09/15/2017	EUR	973	1,160
2.100%, 09/15/2021	EUR	587	752
1.700%, 09/15/2018	EUR	896	1,083
1.700%, 09/15/2018	EUR	100	120
Korea Development Bank (C)
4.625%, 11/16/2021		250	281

Description		Face Amount (1) (Thousands)/ Shares	Market Value ($ Thousands)
Nordic Investment Bank MTN (C)
1.000%, 03/07/2017		750	$752
0.750%, 01/17/2018		200	199
0.500%, 04/14/2016		750	750
North American Development Bank (C)
2.400%, 10/26/2022		200	203
Province of British Columbia Canada (C)
6.500%, 01/15/2026		250	337
2.000%, 10/23/2022		250	252
Province of Manitoba Canada (C)
3.050%, 05/14/2024		250	264
Province of Ontario Canada (C)
2.450%, 06/29/2022		250	256
Province of Quebec Canada (C)
7.500%, 09/15/2029		200	298
Svensk Exportkredit (C)
5.125%, 03/01/2017		150	156
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	100	483
2.500%, 07/26/2016	GBP	50	230
2.500%, 04/16/2020	GBP	429	2,224
2.500%, 07/17/2024	GBP	340	1,675
2.000%, 01/26/2035	GBP	432	1,460
1.875%, 11/22/2022	GBP	881	1,540
1.250%, 11/22/2017	GBP	200	301
1.250%, 11/22/2027	GBP	1,200	2,198
1.250%, 11/22/2032	GBP	684	1,373
1.250%, 11/22/2055	GBP	320	956
1.125%, 11/22/2037	GBP	998	2,145
0.750%, 03/22/2034	GBP	947	1,805
0.750%, 11/22/2047	GBP	810	1,877
0.625%, 03/22/2040	GBP	1,757	3,569
0.625%, 11/22/2042	GBP	1,005	2,123
0.500%, 03/22/2050	GBP	424	960
0.375%, 03/22/2062	GBP	486	1,278
0.250%, 03/22/2052	GBP	642	1,393
0.125%, 03/22/2024	GBP	267	29,391
0.125%, 03/22/2026	GBP	14,431	23,188
0.125%, 03/22/2029	GBP	109	180
0.125%, 03/22/2044	GBP	107	204
0.125%, 03/22/2058	GBP	1,214	2,758
0.125%, 03/22/2068	GBP	311	818

Total Sovereign Debt (Cost $257,360)($ Thousands)			260,046

FOREIGN COMMON STOCK — 4.5%

Australia — 0.3%
AGL Energy		25,712	364

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Amcor	3,900	$43
APA Group	38,075	258
Aristocrat Leisure	20,061	159
Asciano	15,358	106
ASX	2,472	79
Aurizon Holdings	21,309	65
AusNet Services	264,595	303
BHP Billiton	5,561	72
Brambles	9,655	90
Caltex Australia	6,748	177
CIMIC Group	4,686	125
Coca-Cola Amatil	19,358	132
Cochlear	2,895	228
Computershare	58,392	439
Crown Resorts	10,576	101
CSL	3,596	281
DUET Group	92,883	163
Fortescue Metals Group	27,506	54
Harvey Norman Holdings	38,002	137
Healthscope	82,236	168
Iluka Resources	13,740	69
Incitec Pivot	29,314	72
Insurance Australia Group	17,664	76
LendLease Group	3,959	42
Origin Energy	40,531	159
Qantas Airways	25,771	81
Ramsay Health Care	5,073	239
REA Group	2,602	108
Rio Tinto	2,745	90
Santos	26,897	83
Scentre Group‡	11,668	40
SEEK	7,445	93
Sonic Healthcare	16,500	238
South32	36,210	41
Sydney Airport	20,066	103
Tabcorp Holdings	34,462	113
Tatts Group	44,420	129
Telstra, Cl B	88,932	365
TPG Telecom	33,522	292
Transurban Group	13,849	121
Treasury Wine Estates	30,987	230
Vicinity Centres‡	28,772	71
Wesfarmers	4,028	128
Westfield‡	9,207	71
Westpac Banking	2,441	57
Woodside Petroleum	6,856	137
Woolworths	9,620	164

		6,956

Austria — 0.0%
Andritz	4,304	237
Erste Group Bank	2,296	64
OMV	9,074	256
Raiffeisen Bank International	5,812	88
voestalpine	5,195	174

		819

Description	Shares	Market Value ($ Thousands)

Belgium — 0.1%
Ageas	2,714	$108
Anheuser-Busch InBev	1,572	196
Colruyt	6,336	370
Delhaize Group	2,391	250
KBC Groep	1,942	100
Proximus	12,349	423
Solvay	1,290	129
Telenet Group Holding*	6,085	308
UCB, Cl A	5,104	391
Umicore	4,213	210

		2,485

Canada — 0.4%
Agnico Eagle Mines	2,432	88
Agrium	572	51
Alimentation Couche-Tard, Cl B	5,390	241
Atco, Cl I	9,853	299
Bank of Montreal	1,312	80
Bank of Nova Scotia, Cl C	1,590	78
Barrick Gold	2,713	37
BCE	8,954	410
BlackBerry*	20,413	166
Bombardier, Cl B*	106,088	108
CAE	9,180	107
Canadian National Railway	2,192	138
Canadian Natural Resources	4,257	116
Canadian Pacific Railway	641	85
Canadian Tire, Cl A	1,794	187
Canadian Utilities, Cl A	11,446	322
CGI Group, Cl A*	6,993	336
CI Financial	3,354	74
Constellation Software	754	310
Crescent Point Energy, Cl F	4,916	68
Dollarama	3,747	265
Empire, Cl A	8,607	150
Enbridge	913	36
Encana	8,974	55
Fairfax Financial Holdings	200	112
Finning International	5,472	81
First Capital Realty	4,150	66
First Quantum Minerals (Canada)	2,143	11
Fortis	11,351	357
Franco-Nevada	1,000	62
George Weston	2,819	253
Gildan Activewear	4,096	125
H&R‡	4,787	78
Husky Energy	82	1
Imperial Oil	2,707	91
Intact Financial	1,580	111
Jean Coutu Group PJC, Cl A	11,072	188
Kinross Gold*	14,314	49
Loblaw	4,968	279

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	149

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Magna International, Cl A	2,438	$105
Methanex	1,070	35
Metro, Cl A	7,776	271
National Bank of Canada	2,275	75
Open Text	4,874	254
Potash Corp of Saskatchewan	2,157	37
Restaurant Brands International	2,608	102
RioCan, Cl Trust Unit‡	3,430	71
Rogers Communications, Cl B	8,565	344
Royal Bank of Canada	1,066	62
Saputo	5,318	171
Shaw Communications, Cl B	7,879	153
Silver Wheaton, Cl H	3,032	51
SNC-Lavalin Group	2,856	105
Suncor Energy	2,370	66
Teck Resources, Cl B	2,423	18
TELUS	9,642	315
Thomson Reuters, Cl B	4,373	178
Toronto-Dominion Bank	1,857	80
TransCanada	2,000	79
Turquoise Hill Resources*	6,748	17
Valeant Pharmaceuticals International*	7,636	201
Vermilion Energy	2,483	73

		8,534

Chile — 0.0%
Antofagasta	8,667	58

China — 0.0%
Sands China	18,800	76
Yangzijiang Shipbuilding Holdings	175,548	128

		204

Denmark — 0.2%
AP Moeller - Maersk, Cl A	102	130
AP Moeller - Maersk, Cl B	99	130
Carlsberg, Cl B	3,116	297
Chr Hansen Holding	4,349	292
Coloplast, Cl B	4,159	316
Danske Bank	6,879	195
Genmab*	996	138
Novo Nordisk, Cl B	5,821	316
Novozymes, Cl B	7,255	327
Pandora	1,416	186
TDC	68,288	335
Tryg	10,215	199
Vestas Wind Systems	1,356	96
William Demant Holding*	4,218	425

		3,382

Finland — 0.1%
Elisa	10,422	406
Fortum	21,754	330

Description	Shares	Market Value ($ Thousands)
Kone, Cl B	2,993	$144
Metso	2,878	69
Neste	12,215	403
Nokia	39,354	234
Nokian Renkaat	5,363	190
Orion, Cl B	11,412	378
Sampo, Cl A	3,627	172
Stora Enso, Cl R	16,819	151
UPM-Kymmene, Cl V	9,046	164
Wartsila	2,318	105

		2,746

France — 0.3%
Accor	875	37
Aeroports de Paris, Cl A	373	46
Air Liquide	1,030	116
Arkema	1,313	99
Atos	2,646	216
AXA	1,932	46
Bouygues	892	36
Bureau Veritas	900	20
Capital Gemini	2,071	195
Carrefour	1,443	40
Christian Dior, Cl B	506	92
CNP Assurances	1,903	30
Credit Agricole	5,388	58
Danone	1,646	117
Dassault Systemes	3,513	279
Electricite de France	11,810	133
Engie	8,471	132
Essilor International	3,685	456
Eutelsat Communications	1,501	49
Fonciere Des Regions‡	434	41
Gecina‡	699	96
Groupe Eurotunnel	4,624	52
Hermes International	26	9
ICADE‡	512	39
Iliad	1,128	291
Ingenico Group	1,174	135
JCDecaux	1,173	51
Kering	389	70
Klepierre‡	1,965	94
L’Oreal	607	109
LVMH Moet Hennessy Louis Vuitton	241	41
Natixis	5,679	28
Nokia	—	—
Numericable-SFR	536	23
Orange	12,973	228
Pernod Ricard	1,010	113
Remy Cointreau	1,323	101
Renault	450	45
Rexel	3,641	52
Sanofi	3,584	289
Schneider Electric	577	36

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
SCOR	1,457	$52
SES	1,713	50
Societe BIC	289	43
STMicroelectronics	30,387	169
Suez Environnement	8,879	163
Technip	5,328	296
Thales, Cl A	1,585	139
TOTAL	5,406	247
Valeo	335	52
Veolia Environnement	8,189	198
Vinci	822	61
Vivendi	5,328	112
Wendel	681	74

		5,796

Germany — 0.3%
adidas	861	101
Allianz	347	57
BASF	1,028	78
Bayer	1,449	171
Beiersdorf	1,696	153
Brenntag	527	30
Commerzbank*	5,497	48
Continental	286	65
Deutsche Bank	2,043	35
Deutsche Boerse	283	24
Deutsche Lufthansa	5,273	85
Deutsche Post	2,302	64
Deutsche Telekom	15,661	282
Deutsche Wohnen	1,750	54
E.ON	26,305	253
Fraport Frankfurt Airport Services Worldwide	1,521	92
Fresenius	4,273	313
Fresenius Medical Care	3,975	353
GEA Group	1,568	77
Hannover Rueck	619	72
HeidelbergCement	879	75
Henkel & KGaA	1,543	152
Infineon Technologies	20,066	286
K+S	2,963	69
LANXESS	1,587	76
Linde	488	71
MAN	398	43
Merck KGaA	2,187	183
Metro	4,277	133
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	274	56
OSRAM Licht	1,575	81
QIAGEN*	7,992	178
RTL Group	682	58
RWE	17,258	224
SAP	4,196	340
Siemens	850	90

Description	Shares	Market Value ($ Thousands)
Symrise	2,361	$159
Telefonica Deutschland Holding	49,505	269
ThyssenKrupp	3,604	75
TUI	3,217	50
United Internet	6,170	310
Volkswagen	135	20

		5,405

Hong Kong — 0.3%
AIA Group	13,800	78
ASM Pacific Technology	55,600	436
BOC Hong Kong Holdings	15,500	46
Cathay Pacific Airways	77,000	133
Cheung Kong Infrastructure Holdings	43,438	425
Cheung Kong Property Holdings	5,708	37
CK Hutchison Holdings	8,208	107
CLP Holdings, Cl B	63,000	570
Galaxy Entertainment Group	6,000	22
HK Electric Investments & HK Electric
Investments (B)	290,500	256
HKT Trust and HKT	283,920	391
Hong Kong & China Gas	181,962	340
Hopewell Hong Kong Properties*	660	–
Kerry Properties	13,000	36
Li & Fung	154,000	91
Link‡	13,500	80
MGM China Holdings	30,000	46
MTR	39,500	195
NWS Holdings	90,000	144
PCCW	686,000	444
Power Assets Holdings	44,602	456
Shangri-La Asia	82,000	94
SJM Holdings	52,000	37
Swire Pacific, Cl A	4,000	43
Swire Properties	7,800	21
Techtronic Industries	31,500	124
WH Group*(B)	605,500	439
Wynn Macau	27,600	43
Yue Yuen Industrial Holdings	30,500	105

		5,239

Ireland — 0.1%
Accenture, Cl A	1,033	119
Bank of Ireland*	430,737	125
CRH	8,888	252
Eaton	1,420	89
Kerry Group, Cl A	4,069	380
Paddy Power Betfair	2,779	388
Ryanair Holdings ADR	4,036	346

		1,699

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	151

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)

Israel — 0.1%
Azrieli Group	2,954	$116
Bank Hapoalim	29,177	151
Bank Leumi Le-Israel*	39,720	143
Bezeq The Israeli Telecommunication	203,497	459
Check Point Software Technologies*	3,321	290
Delek Group	2,049	351
Israel Chemicals	66,305	288
Mizrahi Tefahot Bank	12,761	150
NICE-Systems	6,857	450
Teva Pharmaceutical Industries	8,087	436

		2,834

Italy — 0.1%
Assicurazioni Generali	2,134	32
Atlantia	3,095	86
CNH Industrial	12,849	87
Enel	50,173	223
Enel Green Power	79,805	172
Eni	10,812	164
EXOR	1,900	68
Ferrari*	856	36
Fiat Chrysler Automobiles	8,569	69
Finmeccanica*	5,105	65
Luxottica Group	2,908	161
Mediobanca	8,384	60
Prysmian	5,661	128
Saipem	373,982	150
Snam Rete Gas	39,115	245
Telecom Italia	386,623	373
Tenaris	15,473	193
Terna Rete Elettrica Nazionale	44,057	252
UnipolSai	31,346	73

		2,637

Japan — 0.7%
Aeon, Cl H	5,800	84
AEON Financial Service	1,200	28
Air Water	5,000	74
Aisin Seiki	800	30
Ajinomoto	7,000	158
Alfresa Holdings	6,800	131
ANA Holdings	20,000	56
Aozora Bank	12,000	42
Asahi Group Holdings	2,800	87
Asahi Kasei	9,000	61
Astellas Pharma	8,000	106
Bank of Kyoto	4,000	26
Bank of Yokohama	9,000	42
Benesse, Cl A	2,700	78
Bridgestone	2,000	75
Calbee	2,000	80

Description	Shares	Market Value ($ Thousands)
Canon	2,600	$78
Central Japan Railway	400	71
Chiba Bank, Cl B	4,000	20
Chubu Electric Power	11,300	158
Chugai Pharmaceutical	2,500	77
Chugoku Electric Power	12,200	165
Credit Saison	1,300	23
Daicel	3,800	52
Daito Trust Construction	500	71
Daiwa House Industry	3,000	84
Daiwa Securities Group	11,000	68
Dentsu	1,000	50
Eisai	2,000	120
Electric Power Development	6,100	191
FamilyMart, Cl H	2,600	135
Fast Retailing	100	32
Fuji Heavy Industries	900	32
FUJIFILM Holdings	2,200	87
Fukuoka Financial Group	17,000	55
Gunma Bank	14,000	58
Hachijuni Bank	9,000	39
Hankyu Hanshin Holdings	7,000	45
Hirose Electric	840	93
Hiroshima Bank	11,000	40
Hitachi Chemical	3,039	55
Hitachi Metals	5,000	52
Hokuhoku Financial Group	22,000	29
Hokuriku Electric Power	11,100	157
Idemitsu Kosan	15,500	277
Inpex	21,000	159
Itochu Techno-Solutions	4,800	91
Iyo Bank	8,900	58
J Front Retailing	3,000	40
Japan Prime Realty Investment, Cl A‡	24	98
Japan Real Estate Investment‡	16	93
Japan Retail Fund Investment, Cl A‡	32	77
Joyo Bank	21,000	72
JX Holdings	56,400	218
Kajima	7,000	44
Kamigumi	8,000	75
Kaneka	12,000	103
Kansai Electric Power*	10,800	96
Kansai Paint	3,000	48
Kao	1,800	96
KDDI	12,600	337
Keikyu	4,000	35
Keio	3,000	26
Keyence	200	109
Kikkoman	4,000	132
Kintetsu Group Holdings	15,000	61
Kirin Holdings	6,100	86
Konami Holdings	3,656	108

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Kyocera	900	$40
Kyowa Hakko Kirin	7,000	112
Kyushu Electric Power*	9,400	90
Lawson	1,600	134
LIXIL Group	3,000	61
M3	4,000	101
Maruichi Steel Tube	3,200	88
McDonald’s Holdings Japan	1,623	38
Medipal Holdings	6,500	103
MEIJI Holdings	2,000	161
Miraca Holdings	2,800	115
Mitsubishi Chemical Holdings, Cl B	4,700	25
Mitsubishi Motors	4,200	31
Mitsubishi Tanabe Pharma	7,400	129
Mitsui Chemicals	9,000	30
Mizuho Financial Group	45,700	68
Murata Manufacturing	500	60
NEC	12,000	30
NGK Spark Plug	2,600	50
NH Foods	4,000	88
NHK Spring	3,000	29
Nintendo	500	71
Nippon Building Fund‡	13	77
Nippon Express	13,000	59
Nippon Prologis‡	18	40
Nippon Steel & Sumitomo Metal	2,855	55
Nippon Telegraph & Telephone	8,900	384
Nisshin Seifun Group	9,415	150
Nissin Food Products	2,000	94
Nitori Holdings	400	37
NOK	1,500	26
Nomura Research Institute	1,980	67
NTT Data	2,000	101
NTT DOCOMO	18,200	413
Odakyu Electric Railway	3,000	33
Oji Holdings	22,000	88
Ono Pharmaceutical	3,500	148
Oracle Japan	1,900	107
Osaka Gas	78,000	300
Otsuka Holdings	3,400	124
Resona Holdings	16,900	60
Rohm	800	34
Ryohin Keikaku	200	42
Sankyo	1,100	41
Santen Pharmaceutical	5,600	84
Sekisui Chemical	3,000	37
Seven & i Holdings	2,100	90
Seven Bank	11,700	50
Shikoku Electric Power	9,400	126
Shimadzu	6,000	94
Shimizu	3,000	25
Shin-Etsu Chemical, Cl A	1,100	57
Shiseido	3,900	87
Showa Shell Sekiyu	29,300	263

Description	Shares	Market Value ($ Thousands)
SoftBank	4,100	$196
Sumitomo	6,500	65
Sumitomo Metal Mining	8,000	80
Suntory Beverage & Food	2,800	126
Suzuken	2,760	94
Sysmex	1,700	106
Taisei	5,000	33
Takeda Pharmaceutical	2,600	119
Teijin	24,000	84
Terumo	4,000	144
Tobu Railway	17,000	85
Toho	1,600	42
Toho Gas	42,063	299
Tohoku Electric Power	8,400	109
Tokyo Gas	62,000	289
Tokyu	4,000	34
TonenGeneral Sekiyu	32,000	290
Toray Industries	10,000	85
TOTO	1,000	31
Toyo Seikan Group Holdings	1,900	36
Toyo Suisan Kaisha	3,000	108
Toyota Industries	1,900	86
Toyota Motor	1,700	90
Unicharm	4,900	107
United Urban Investment‡	66	107
USS	5,600	90
Yakult Honsha	1,800	80
Yamaguchi Financial Group	1,000	9
Yamato Holdings	1,400	28
Yamazaki Baking	7,000	148

		14,081

Netherlands — 0.2%
Aegon	10,544	58
Akzo Nobel	2,588	177
Altice*	7,879	141
Altice, Cl B*	11,055	199
ArcelorMittal	34,373	156
ASML Holding	3,148	320
Gemalto	4,556	337
Heineken	1,925	175
ING Groep	6,346	77
Koninklijke Ahold	9,243	208
Koninklijke Boskalis Westminster	1,861	73
Koninklijke DSM	3,445	190
Koninklijke Philips	3,383	96
Koninklijke Vopak	10,682	533
LyondellBasell Industries, Cl A	2,321	199
NN Group	2,710	89
NXP Semiconductors*	2,141	173
OCI*	4,290	84
Randstad Holding	1,641	91
RELX	10,973	192
Royal KPN	91,067	382

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	153

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
TNT Express	11,374	$102
Unibail-Rodamco‡	139	38
Unilever	3,312	149
Wolters Kluwer	4,597	184

		4,423

New Zealand — 0.1%
Auckland International Airport	81,807	365
Contact Energy	79,201	275
Fletcher Building	46,704	256
Meridian Energy	197,096	359
Mighty River Power	112,969	229
Ryman Healthcare	67,499	391
Spark New Zealand	167,157	424

		2,299

Norway — 0.1%
DNB, Cl A	9,226	109
Gjensidige Forsikring	10,608	181
Norsk Hydro	51,688	213
Orkla	35,918	325
Schibsted, Cl B*	4,860	135
Statoil	21,274	335
Telenor	17,631	285
Yara International	3,178	120

		1,703

Panama — 0.0%
Carnival	1,282	68

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	2,115,756	86
Banco Espirito Santo*	50,830	—
EDP - Energias de Portugal	85,324	304
Galp Energia	20,070	253
Jeronimo Martins	16,644	273

		916

Singapore — 0.1%
CapitaLand	33,800	77
CapitaLand Commercial Trust‡	53,667	59
DBS Group Holdings	7,800	89
Genting Singapore	238,600	148
Global Logistic Properties	42,000	60
Golden Agri-Resources	928,100	283
Hutchison Port Holdings, Cl U	150,126	75
Jardine Cycle & Carriage	6,200	184
Keppel	16,600	72
Noble Group	170,100	56
Oversea-Chinese Banking	12,800	84
Sembcorp Industries	31,300	70
Sembcorp Marine	42,000	51
Singapore Airlines	21,300	181

Description	Shares	Market Value ($ Thousands)
Singapore Exchange	22,900	$135
Singapore Press Holdings	97,800	290
Singapore Technologies Engineering	25,400	61
Singapore Telecommunications	116,700	331
StarHub	141,300	352
United Overseas Bank	5,300	74
UOL Group	7,072	31
Wilmar International	89,200	223

		2,986

Spain — 0.2%
Abertis Infraestructuras	5,513	91
ACS Actividades de Construccion y Servicios	2,833	85
Amadeus IT Holding, Cl A	11,484	493
Banco Bilbao Vizcaya Argentaria	3,923	26
Banco Santander	24,737	109
Bankia	12,911	12
CaixaBank	30,255	90
Distribuidora Internacional de Alimentacion	38,251	199
Enagas	5,493	165
Endesa	4,836	93
Ferrovial	4,529	97
Gas Natural SDG	6,561	133
Grifols	14,620	326
Iberdrola	26,058	174
Industria de Diseno Textil	9,200	310
International Consolidated Airlines Group	7,033	56
Red Electrica, Cl B	2,080	181
Repsol, Cl A	25,262	286
Telefonica*	18,046	203
Zardoya Otis	7,495	87

		3,216

Sweden — 0.2%
Alfa Laval	3,670	60
Atlas Copco, Cl A	1,818	46
Atlas Copco, Cl B	1,891	45
Boliden	12,111	194
Electrolux	4,260	112
Getinge, Cl B	14,372	332
Hennes & Mauritz, Cl B	4,059	136
Hexagon, Cl B	8,618	336
Husqvarna, Cl B	17,924	131
ICA Gruppen	6,378	211
Industrivarden, Cl C	4,865	83
Investment Kinnevik, Cl B	1,565	44
Lundin Petroleum*	20,495	348
Millicom International Cellular	2,887	158
Nordea Bank	6,982	67
Skandinaviska Enskilda Banken, Cl A	7,936	76

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
SKF, Cl B	8,542	$154
Svenska Cellulosa SCA, Cl B	6,221	195
Svenska Handelsbanken, Cl A	2,082	26
Swedbank, Cl A	2,347	51
Swedish Match	5,303	180
Tele2, Cl B	24,845	231
Telefonaktiebolaget LM Ericsson, Cl B	34,456	346
TeliaSonera	44,427	231
Volvo, Cl B	6,277	69

		3,862

Switzerland — 0.2%
ABB	4,545	89
Actelion	1,191	179
Adecco	1,187	78
Aryzta	1,814	75
Baloise Holding	496	63
Barry Callebaut	121	132
Chocoladefabriken Lindt & Spruengli	31	331
Cie Financiere Richemont	1,741	115
Coca-Cola HBC	3,429	73
Dufry*	1,505	186
EMS-Chemie Holding	353	184
Galenica	90	136
Geberit	215	81
Givaudan	89	175
Kuehne & Nagel International	661	94
LafargeHolcim	843	40
Lonza Group	1,178	200
Nestle	1,850	139
Novartis	2,503	182
Partners Group Holding	322	130
Roche Holding	773	191
Schindler Holding	1,164	215
SGS, Cl B	41	87
Sika	37	147
Sonova Holding	1,666	214
Swatch Group, Cl B	331	115
Swatch Group	1,778	120
Swiss Life Holding	254	68
Swisscom	947	517
Syngenta	389	162
TE Connectivity	1,250	77
Transocean	28,797	257

		4,852

United Kingdom — 0.4%
Admiral Group	3,076	88
Anglo American	18,749	149
ARM Holdings	18,595	271
Associated British Foods	2,191	105
AstraZeneca	3,801	213

Description	Shares	Market Value ($ Thousands)
Auto Trader Group (B)	48,359	$271
Aviva	4,112	27
BHP Billiton	4,135	46
BP	50,616	255
British American Tobacco	1,681	99
BT Group, Cl A	41,849	265
Bunzl	3,000	87
Burberry Group	1,376	27
Capita	2,265	34
Centrica	91,279	299
Compass Group	5,292	93
Croda International	2,603	114
Delphi Automotive	1,026	77
Diageo	2,888	78
Dixons Carphone	10,596	65
easyJet	3,512	77
Ensco, Cl A	8,792	91
Experian	2,610	47
G4S	16,567	45
GlaxoSmithKline	14,130	287
Glencore	59,217	134
IMI	1,574	21
Imperial Brands	2,202	122
Inmarsat	19,273	273
InterContinental Hotels Group	1,529	63
Intertek Group	544	25
ITV	11,950	41
J Sainsbury	21,670	86
Johnson Matthey	1,866	74
Marks & Spencer Group	10,789	63
Melrose Industries	1	–
National Grid	20,542	291
Next, Cl A	560	43
Pearson	7,800	98
Pentair	1,504	82
Petrofac	13,115	174
Reckitt Benckiser Group	1,075	104
RELX	3,034	56
Rexam	15,230	139
Rio Tinto	1,309	37
Royal Dutch Shell, Cl A	9,648	233
Royal Dutch Shell, Cl B	9,779	239
Royal Mail	6,924	48
RSA Insurance Group	7,664	52
SABMiller	1,731	106
Sage Group	40,140	363
Severn Trent	8,989	281
Shire	3,125	178
Sky	5,534	81
Smith & Nephew	15,129	250
Smiths Group	4,570	71
SSE	11,470	246
Tate & Lyle	7,790	65
Travis Perkins	3,353	88

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	155

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Unilever	2,107	$95
United Utilities Group, Cl B	17,772	236
Vodafone Group	83,074	264
Whitbread	1,095	62
Wm Morrison Supermarkets	34,659	99
Worldpay Group*(B)	57,601	228
WPP	2,771	65

		8,486

Total Foreign Common Stock (Cost $90,506) ($ Thousands)		95,686

COMMON STOCK — 3.1%

United States — 3.1%

Consumer Discretionary — 0.3%
Advance Auto Parts	455	73
Amazon.com, Cl A*	164	97
Autonation*	925	43
Autozone*	115	92
Bed Bath & Beyond*	871	43
Best Buy	2,195	71
BorgWarner	3,275	126
Cablevision Systems, Cl A	2,820	93
CarMax*	974	50
CBS, Cl B	891	49
Chipotle Mexican Grill, Cl A*	131	62
Coach	2,031	81
Comcast, Cl A	1,221	75
Darden Restaurants	1,212	80
Discovery Communications, Cl A*	1,971	56
Discovery Communications, Cl C*	3,273	88
Dollar General	1,154	99
Dollar Tree*	1,039	86
DR Horton	2,237	68
Expedia	660	71
Ford Motor	2,814	38
GameStop, Cl A	2,084	66
Gap	3,519	103
Garmin	1,579	63
General Motors	2,216	70
Genuine Parts	684	68
Goodyear Tire & Rubber	1,985	65
H&R Block	2,909	77
Hanesbrands	2,380	67
Harley-Davidson, Cl A	750	38
Harman International Industries, Cl A	559	50
Hasbro	950	76
Home Depot	660	88
Interpublic Group	2,930	67
Johnson Controls	1,192	46
Kohl’s	1,084	51
L Brands	1,100	97

Description	Shares	Market Value ($ Thousands)
Leggett & Platt	1,629	$79
Lennar, Cl A	1,255	61
Lowe’s	1,189	90
Macy’s	1,427	63
Marriott International, Cl A	974	69
Mattel	1,549	52
McDonald’s	1,006	126
Michael Kors Holdings*	1,063	61
Mohawk Industries*	384	73
NetFlix*	344	35
Newell Rubbermaid, Cl B	1,797	80
News, Cl A	3,347	43
News, Cl B	3,300	44
Nike, Cl B	1,442	89
Nordstrom	882	50
Omnicom Group	1,019	85
O’Reilly Automotive*	309	85
Priceline Group*	50	64
PulteGroup	2,869	54
PVH	529	52
Ralph Lauren, Cl A	721	69
Ross Stores	1,460	85
Royal Caribbean Cruises	434	36
Scripps Networks Interactive, Cl A	899	59
Signet Jewelers	550	68
Staples	8,000	88
Starbucks	1,667	100
Starwood Hotels & Resorts Worldwide	802	67
Target, Cl A	1,487	122
TEGNA	3,155	74
Tiffany	1,091	80
Time Warner	1,132	82
Time Warner Cable, Cl A	430	88
TJX	1,183	93
Tractor Supply	780	71
TripAdvisor*	606	40
Twenty-First Century Fox, Cl A	2,526	70
Twenty-First Century Fox, Cl B	1,200	34
Under Armour, Cl A*	870	74
Urban Outfitters*	3,420	113
VF	892	58
Viacom, Cl B	1,904	79
Walt Disney	771	77
Whirlpool	397	72
Wyndham Worldwide	1,075	82
Wynn Resorts	1,311	122
Yum! Brands	892	73

		6,064

Consumer Staples — 0.4%
Altria Group	3,188	200
Archer-Daniels-Midland	5,219	189
Brown-Forman, Cl B	2,047	202

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Campbell Soup	3,516	$224
Church & Dwight	1,700	157
Clorox	1,950	246
Coca-Cola	5,902	274
Coca-Cola Enterprises	3,797	193
Colgate-Palmolive	3,224	228
ConAgra Foods	5,328	238
Constellation Brands, Cl A	1,246	188
Costco Wholesale	1,313	207
CVS Health	1,903	197
Dr Pepper Snapple Group	2,402	215
Estee Lauder, Cl A	2,569	242
General Mills	4,478	284
Hershey	2,261	208
Hormel Foods	5,338	231
JM Smucker	1,849	240
Kellogg	3,168	242
Kimberly-Clark	1,516	204
Kraft Heinz	2,431	191
Kroger	4,174	160
McCormick	2,128	212
Mead Johnson Nutrition, Cl A	2,463	209
Molson Coors Brewing, Cl B	2,477	238
Mondelez International, Cl A	5,619	225
Monster Beverage*	1,167	156
PepsiCo	2,423	248
Philip Morris International	1,881	184
Procter & Gamble	2,984	246
Reynolds American	3,315	167
SYSCO, Cl A	5,177	242
Tyson Foods, Cl A	2,734	182
Walgreens Boots Alliance	2,355	198
Wal-Mart Stores	2,509	172
Whole Foods Market	5,641	175

		7,814

Energy — 0.3%
Anadarko Petroleum, Cl A	2,311	108
Apache	2,649	129
Baker Hughes	3,210	141
Cabot Oil & Gas	6,882	156
Cameron International*	2,640	177
Chesapeake Energy	16,231	67
Chevron	1,331	127
Cimarex Energy	1,622	158
Columbia Pipeline Group	7,251	182
Concho Resources*	1,500	152
ConocoPhillips	3,516	142
Devon Energy	4,496	123
Diamond Offshore Drilling	4,770	104
EOG Resources	2,015	146
EQT	2,159	145
Exxon Mobil	1,690	141
FMC Technologies*	5,544	152

Description	Shares	Market Value ($ Thousands)
Halliburton	4,294	$153
Helmerich & Payne	2,048	120
Hess	1,897	100
Kinder Morgan	6,052	108
Marathon Oil	10,683	119
Marathon Petroleum	4,014	149
Murphy Oil	4,307	109
National Oilwell Varco, Cl A	3,508	109
Newfield Exploration*	4,105	136
Noble Energy	3,878	122
Occidental Petroleum	2,730	187
Oneok	6,107	182
Phillips 66	2,183	189
Pioneer Natural Resources	1,104	155
Range Resources	3,619	117
Schlumberger, Cl A	2,162	159
Southwestern Energy*	14,564	118
Spectra Energy	5,665	173
Tesoro	1,406	121
Valero Energy	2,803	180
Williams	4,902	79

		5,235

Financials — 0.3%
Affiliated Managers Group*	586	95
Aflac	669	42
Allstate	963	65
American Express	1,241	76
American International Group	985	53
American Tower, Cl A‡	1,028	105
Ameriprise Financial	614	58
Aon	1,040	109
Apartment Investment & Management, Cl A‡	1,239	52
Assurant	976	75
AvalonBay Communities‡	370	70
Bank of America	3,043	41
Bank of New York Mellon	1,559	57
BB&T	1,795	60
Berkshire Hathaway, Cl B*	698	99
BlackRock	151	51
Boston Properties‡	488	62
Capital One Financial	700	49
CBRE Group, Cl A*	1,563	45
Charles Schwab	2,369	66
Chubb	1,185	141
Cincinnati Financial	2,017	132
Citigroup	1,388	58
Citizens Financial Group	3,013	63
CME Group	627	60
Comerica	1,055	40
Crown Castle International‡	1,247	108
Discover Financial Services	1,159	59
E*Trade Financial*	2,457	60

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	157

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Equinix‡	102	$34
Equity Residential‡	941	71
Essex Property Trust‡	340	80
Extra Space Storage‡	605	57
Federal Realty Investment Trust‡	355	55
Fifth Third Bancorp	5,885	98
Franklin Resources	1,671	65
General Growth Properties‡	2,355	70
Goldman Sachs Group	268	42
Hartford Financial Services Group	2,184	101
HCP‡	1,674	55
Host Hotels & Resorts‡	3,192	53
Huntington Bancshares	5,352	51
Intercontinental Exchange	310	73
Invesco	1,903	59
Iron Mountain‡	1,719	58
JPMorgan Chase	873	52
KeyCorp	3,605	40
Kimco Realty‡	2,593	75
Legg Mason	1,384	48
Leucadia National	2,506	41
Lincoln National	1,000	39
Loews	1,145	44
M&T Bank	901	100
Macerich‡	1,104	88
Marsh & McLennan	1,756	107
McGraw-Hill	587	58
MetLife	873	38
Moody’s	673	65
Morgan Stanley	1,399	35
Nasdaq, Cl A	1,585	105
Navient	5,548	66
Northern Trust	1,046	68
People’s United Financial	4,631	74
PNC Financial Services Group	968	82
Principal Financial Group, Cl A	2,672	105
Progressive	2,974	105
ProLogis‡	2,009	89
Prudential Financial	1,201	87
Public Storage‡	541	149
Realty Income‡	1,430	89
Regions Financial	5,512	43
Simon Property Group‡	325	68
SL Green Realty‡	445	43
State Street	770	45
SunTrust Banks	1,338	48
Synchrony Financial*	2,143	61
T. Rowe Price Group	832	61
Torchmark, Cl A	1,565	85
Travelers	849	99
UDR‡	1,300	50
Unum Group	1,475	46
US Bancorp	2,336	95
Ventas‡	1,347	85

Description	Shares	Market Value ($ Thousands)
Vornado Realty Trust‡	658	$62
Wells Fargo	1,167	56
Welltower‡	867	60
Weyerhaeuser‡	4,633	144
Willis Towers Watson	432	51
XL Group, Cl A	2,550	94
Zions Bancorporation	2,651	64

		6,282

Health Care — 0.3%
Abbott Laboratories	3,250	136
AbbVie	1,735	99
Aetna, Cl A	1,342	151
Agilent Technologies	3,255	130
Alexion Pharmaceuticals*	748	104
Allergan*	392	105
AmerisourceBergen	1,376	119
Amgen, Cl A	840	126
Anthem	1,099	153
Baxalta	2,273	92
Baxter International	3,243	133
Becton Dickinson	1,133	172
Biogen*	324	84
Boston Scientific*	6,797	128
Bristol-Myers Squibb	2,001	128
C.R. Bard	751	152
Cardinal Health	1,831	150
Celgene, Cl A*	912	91
Cerner*	2,136	113
Cigna	920	126
DaVita HealthCare Partners*	1,726	127
Dentsply Sirona	2,721	168
Edwards Lifesciences, Cl A*	1,836	162
Eli Lilly	1,524	110
Endo International*	2,242	63
Express Scripts Holding*	1,768	121
Gilead Sciences	1,056	97
HCA Holdings*	1,422	111
Henry Schein*	830	143
Humana	561	103
Illumina*	693	112
Intuitive Surgical*	262	157
Johnson & Johnson	1,602	173
Laboratory Corp of America Holdings*	954	112
Mallinckrodt*	1,409	86
McKesson	792	125
Medtronic	1,421	107
Merck	2,621	139
Mylan*	2,083	97
Patterson	2,743	128
PerkinElmer	2,942	145
Perrigo	573	73
Pfizer	4,108	122

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Quest Diagnostics	1,743	$125
Regeneron Pharmaceuticals*	227	82
St. Jude Medical	1,964	108
Stryker	1,505	161
Taro Pharmaceutical Industries*	2,232	320
Tenet Healthcare*	4,398	127
Thermo Fisher Scientific	1,047	148
UnitedHealth Group	1,173	151
Universal Health Services, Cl B	1,166	145
Varian Medical Systems*	1,374	110
Vertex Pharmaceuticals*	1,215	97
Waters*	1,193	157
Zimmer Biomet Holdings	1,217	130
Zoetis, Cl A	1,908	85

		7,219

Industrials — 0.3%
3M	528	88
ADT, Cl A	1,823	75
Allegion	1,531	98
American Airlines Group	1,867	77
Ametek	1,885	94
Boeing	707	90
C.H. Robinson Worldwide	1,277	95
Caterpillar, Cl A	1,117	85
Cintas	1,129	101
CSX	2,876	74
Cummins	612	67
Danaher, Cl A	1,081	103
Deere	725	56
Delta Air Lines, Cl A	2,132	104
Dover	1,286	83
Dun & Bradstreet	1,003	103
Emerson Electric	1,193	65
Equifax	1,030	118
Expeditors International of Washington	1,954	95
Fastenal, Cl A	2,002	98
FedEx	581	95
Flowserve	1,736	77
Fluor	1,781	96
General Dynamics	849	111
General Electric	3,393	108
Honeywell International	835	94
Illinois Tool Works	945	97
Ingersoll-Rand	1,653	102
Jacobs Engineering Group*	1,910	83
JB Hunt Transport Services	1,000	84
Kansas City Southern	1,143	98
L-3 Communications Holdings	643	76
Lockheed Martin	518	115
Masco	2,110	66
Nielsen Holdings	1,849	97
Norfolk Southern	909	76

Description	Shares	Market Value ($ Thousands)
Northrop Grumman	759	$150
PACCAR	1,691	92
Parker-Hannifin, Cl A	653	73
Pitney Bowes	4,588	99
Quanta Services*	3,494	79
Raytheon	872	107
Republic Services	2,778	132
Robert Half International	1,948	91
Rockwell Automation	815	93
Rockwell Collins	1,112	103
Roper Technologies	466	85
Ryder System	1,472	95
Snap-on	801	126
Southwest Airlines, Cl A	3,040	136
Stanley Black & Decker	854	90
Stericycle, Cl A*	907	114
Textron	2,415	88
Tyco International	2,113	78
Union Pacific	1,324	105
United Continental Holdings*	1,455	87
United Parcel Service, Cl B	975	103
United Rentals*	1,181	73
United Technologies	716	72
Verisk Analytics, Cl A*	950	76
Waste Management	2,460	145
WW Grainger	279	65
Xylem	1,952	80

		5,881

Information Technology — 0.3%
Activision Blizzard	1,200	41
Adobe Systems*	1,333	125
Akamai Technologies*	1,004	56
Alliance Data Systems*	225	49
Alphabet, Cl A*	135	103
Alphabet, Cl C*	101	75
Amphenol, Cl A	1,661	96
Analog Devices	1,682	100
Apple	785	86
Applied Materials	3,455	73
Autodesk, Cl A*	1,304	76
Automatic Data Processing	1,236	111
Broadcom	1,040	161
CA	2,697	83
Cisco Systems	3,423	97
Citrix Systems*	1,207	95
Cognizant Technology Solutions, Cl A*	1,460	92
Corning, Cl B	3,400	71
CSRA	2,977	80
eBay*	1,509	36
Electronic Arts*	1,167	77
EMC	2,880	77
F5 Networks, Cl A*	656	69

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	159

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Facebook, Cl A*	855	$98
Fidelity National Information Services, Cl B	1,370	87
First Solar*	948	65
Fiserv, Cl A*	1,220	125
Flir Systems	3,188	105
Harris	1,073	84
Hewlett Packard Enterprise	5,885	104
HP	8,533	105
Intel	2,316	75
International Business Machines	503	76
Intuit	1,158	120
Juniper Networks	2,664	68
KLA-Tencor	1,572	114
Lam Research	1,034	85
Linear Technology	1,618	72
MasterCard, Cl A	1,158	109
Microchip Technology	1,617	78
Micron Technology*	3,500	37
Microsoft	2,267	125
Mobileye*	5,790	216
Motorola Solutions	1,038	79
NetApp	2,048	56
Nvidia	2,712	97
Oracle, Cl B	2,124	87
Paychex	2,240	121
PayPal Holdings*	1,509	58
Qorvo*	1,591	80
Qualcomm	1,365	70
Red Hat*	1,165	87
salesforce.com*	1,252	92
SanDisk	1,208	92
Seagate Technology	2,625	90
Skyworks Solutions	820	64
Symantec, Cl A	4,377	80
Teradata*	3,726	98
Texas Instruments	1,935	111
Total System Services	1,926	92
VeriSign*	949	84
Visa, Cl A	1,380	106
Western Digital	1,750	83
Western Union	3,646	70
Xerox	7,739	86
Xilinx	2,202	104
Yahoo!*	1,891	70

		5,934

Materials — 0.2%
Air Products & Chemicals	1,608	232
Airgas	1,746	247
Alcoa	17,041	163
Avery Dennison	3,753	271
Ball	2,492	178
CF Industries Holdings	4,979	156

Description	Shares	Market Value ($ Thousands)
Dow Chemical, Cl A	2,989	$152
E.I. Du Pont de Nemours	2,614	166
Eastman Chemical	2,650	191
Ecolab	2,115	236
FMC	4,986	201
Freeport-McMoRan, Cl B	19,467	201
International Flavors & Fragrances	1,898	216
International Paper	5,522	227
Martin Marietta Materials, Cl A	1,209	193
Monsanto	2,237	196
Mosaic	5,406	146
Newmont Mining	9,999	266
Nucor	4,278	202
Owens-Illinois*	11,409	182
PPG Industries	1,820	203
Praxair	1,738	199
Sealed Air	4,871	234
Sherwin-Williams, Cl A	716	204
Vulcan Materials	1,726	182
WestRock	4,821	188

		5,232

Telecommunication Services — 0.3%
AT&T	43,547	1,706
CenturyTel	49,753	1,590
Frontier Communications	218,558	1,222
Level 3 Communications*	17,530	926
Verizon Communications	30,555	1,652

		7,096

Utilities — 0.4%
AES	29,657	350
AGL Resources	4,961	323
Ameren	5,930	297
American Electric Power	4,566	303
American Water Works	4,800	331
Centerpoint Energy	15,541	325
CMS Energy	7,204	306
Consolidated Edison	3,969	304
Dominion Resources	4,207	316
DTE Energy	3,434	311
Duke Energy	4,270	345
Edison International	4,086	294
Entergy	4,127	327
Eversource Energy	4,941	288
Exelon	8,743	314
FirstEnergy	8,630	310
NextEra Energy	2,479	293
NiSource	10,377	245
NRG Energy	23,696	308
PG&E	4,865	291
Pinnacle West Capital	3,750	282
PPL	6,646	253
Public Service Enterprise Group	7,002	330

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Share/Face Amount ($ Thousands)	Market Value ($ Thousands)
SCANA	3,841	$269
Sempra Energy	2,911	303
Southern	5,336	276
TECO Energy	8,074	222
WEC Energy Group	4,763	286
Xcel Energy	6,996	293

		8,695

Total Common Stock (Cost $52,250) ($ Thousands)		65,452

CORPORATE OBLIGATIONS (C) — 0.8%

Consumer Discretionary — 0.0%
Toyota Motor Credit MTN
3.400%, 09/15/2021	$150	161
Trustees of Dartmouth College
4.750%, 06/01/2019	250	276
University of Southern California
5.250%, 10/01/2111	100	119

		556

Consumer Staples — 0.0%
Colgate-Palmolive MTN
2.300%, 05/03/2022	250	259
Wal-Mart Stores
2.800%, 04/15/2016	300	300

		559

Energy — 0.2%
Chevron
4.950%, 03/03/2019	150	165
Exxon Mobil
3.176%, 03/15/2024	500	521
Nexen Energy ULC
5.875%, 03/10/2035	100	110
Statoil
2.450%, 01/17/2023	250	242
XTO Energy
6.750%, 08/01/2037	300	422
6.500%, 12/15/2018	750	847

		2,307

Financials — 0.4%
Australia & New Zealand Banking Group NY MTN
2.250%, 06/13/2019	300	303
1.875%, 10/06/2017	250	252
Bank of Montreal MTN
2.550%, 11/06/2022	250	253
1.400%, 09/11/2017	200	201
Bank of New York Mellon
3.550%, 09/23/2021	200	213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of Nova Scotia
2.050%, 10/30/2018	$250	$252
Berkshire Hathaway
3.400%, 01/31/2022	150	160
Berkshire Hathaway Finance
5.400%, 05/15/2018	250	273
CME Group
3.000%, 09/15/2022	100	104
Commonwealth Bank of Australia NY
2.300%, 09/06/2019	250	253
2.250%, 03/13/2019	250	254
1.900%, 09/18/2017	150	151
Cooperatieve Rabobank
3.375%, 01/19/2017	250	255
HSBC Holdings
5.100%, 04/05/2021	250	275
KFW
2.375%, 08/25/2021	500	520
0.875%, 09/05/2017	200	200
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	561
1.750%, 04/15/2019	200	203
1.375%, 10/23/2019	500	502
1.000%, 04/04/2018	200	200
0.875%, 09/12/2017	300	300
National Australia Bank
3.000%, 01/20/2023	200	204
Royal Bank of Canada MTN
2.200%, 07/27/2018	250	254
2.150%, 03/15/2019	200	203
1.800%, 07/30/2018	200	201
Svenska Handelsbanken MTN
2.875%, 04/04/2017	200	203
2.500%, 01/25/2019	200	205
2.250%, 06/17/2019	300	305
Toronto-Dominion Bank MTN
2.375%, 10/19/2016	250	252
2.125%, 07/02/2019	250	254
US Bank
2.125%, 10/28/2019	400	407
Westpac Banking
4.875%, 11/19/2019	200	221

		8,394

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019	18	20
Johnson & Johnson
5.950%, 08/15/2037	300	407
3.375%, 12/05/2023	500	551
McKesson
0.950%, 12/31/2049	—	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	161

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Novartis Securities Investment
5.125%, 02/10/2019	$150	$166
Sanofi
4.000%, 03/29/2021	150	165

		1,309

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037	150	195

Information Technology — 0.1%
Apple
2.400%, 05/03/2023	250	251
Google
3.625%, 05/19/2021	150	165
Microsoft
2.125%, 11/15/2022	500	506
0.875%, 11/15/2017	1,500	1,501

		2,423

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	200

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/2040	150	180

Total Corporate Obligations (Cost $16,022) ($ Thousands)		16,123

EXCHANGE TRADED FUND — 0.7%

United States — 0.7%
iShares iBoxx Investment Grade Corporate Bond Fund	134,643	15,998

Total Exchange Traded Fund (Cost $15,477) ($ Thousands)		15,998

PREFERRED STOCK — 0.0%

Germany — 0.0%
Fuchs Petrolub	1,520	68
Henkel & KGaA	1,296	143
Porsche Automobil Holding	342	18
Volkswagen	65	8

Total Preferred Stock (Cost $235) ($ Thousands)		237

Description	Number of Rights/ Number of Warrants/ Shares	Market Value ($ Thousands)

RIGHTS* — 0.0%
Safeway CVR - Casa Ley	2,823	$3
Safeway CVR - PDC	2,823	—

Total Rights (Cost $—) ($ Thousands)		3

WARRANTS* — 0.0%
Olam International, Strike Price: $1.291
Expires 12/31/17	4,698	—

Total Warrants (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 35.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	765,585,123	765,585

Total Cash Equivalent (Cost $765,585) ($ Thousands)		765,585

Total Investments — 80.0% (Cost $1,676,258) ($ Thousands)		$1,706,299

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
Amsterdam Index	1	Apr-2016	$—
Australian 10-Year Bond	1,290	Jun-2016	1,480
CAC40 10 Euro	48	Apr-2016	(17)
Canadian 10-Year Bond	1,626	Jun-2016	(984)
CBT 10-Year T-Bonds	517	Jun-2016	656
Dax Index	6	Jun-2016	6
DJ Euro Stoxx 50 Index	602	Jun-2016	(414)
Euro-Bobl	90	Jun-2016	(43)
Euro-BTP	634	Jun-2016	1,600
Euro-Bund	1,837	Jun-2016	112
Euro-Buxl 30 Year Bond	38	Jun-2016	153
FTSE 100 Index	208	Jun-2016	87
FTSE/JSE Top 40 Index	301	Apr-2016	(45)
H-Shares	63	Apr-2016	122
Hang Seng Index	78	Apr-2016	227
IBEX 35 Plus Index	3	Apr-2016	(7)
Japanese 10-Year Bond	1,736	Jun-2016	651
KOSPI 200 Index	34	Jun-2016	85
Long Gilt 10-Year Bond	574	Jun-2016	(489)
MSCI Emerging Index E-MINI	1,116	Jun-2016	1,716
OMX Index	13	Apr-2016	(1)
Russell 2000 Index E-MINI	687	Jun-2016	2,322
S&P 500 Index EMINI	2,504	Jun-2016	5,536
S&P Composite Index	25	Jun-2016	265
S&P Mid 400 Index E-MINI	194	Jun-2016	897
S&P TSE 60 Index	3	Jun-2016	—
SGX S&P CNX Nifty Index	236	Apr-2016	27
SPI 200 Index	2	Jun-2016	(4)
Taiwan Index	191	Apr-2016	56
Topix Index	317	Jun-2016	186
U.S. 10-Year Treasury Note	3,865	Jun-2016	140
U.S. 2-Year Treasury Note	24	Jul-2016	—
U.S. 5-Year Treasury Note	203	Jun-2016	34
U.S. Long Treasury Bond	367	Jun-2016	(142)
Brent Crude Penultimate***	73	Apr-2016	90
Brent Crude Penultimate***	299	Jun-2016	(290)
Cocoa***	290	Jul-2016	(262)

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
Coffee ‘C’***	170	Jul-2016	$435
Copper***	103	May-2016	326
Corn***	239	Jul-2016	(208)
Cotton No. 2***	180	Jul-2016	92
Crude Oil***	284	May-2016	(291)
DJ UBS Commodity Index***	676	Jun-2016	(29)
Feeder Cattle***	60	Aug-2016	(34)
Feeder Cattle***	30	May-2016	(26)
Gas Oil ICE***	98	Jun-2016	(111)
Gasoil***	54	May-2016	(90)
Gasoline***	11	Apr-2016	(4)
Gasoline RBOB***	26	May-2016	(5)
Gold***	376	Jun-2016	(643)
Goldman Sachs Index***	36	Apr-2016	(64)
Heating Oil***	62	May-2016	43
Lean Hogs***	37	Aug-2016	13
Lean Hogs***	224	Jun-2016	5
Live Cattle***	104	Jul-2016	(64)
Live Cattle***	194	Sep-2016	(40)
LME Copper***	167	Jun-2016	1,725
LME Lead***	47	Jun-2016	75
LME Nickel***	77	Apr-2016	112
LME Nickel***	34	Jun-2016	22
LME Primary Aluminum***	210	Apr-2016	(10)
LME Primary Aluminum***	326	Jun-2016	233
LME Zinc***	117	Apr-2016	252
LME Zinc***	61	Jun-2016	244
Natural Gas***	268	Jun-2016	262
Natural Gas***	90	May-2016	(178)
Silver***	325	May-2016	886
Soybean***	267	Jul-2016	352
Soybean Meal***	225	Jul-2016	(47)
Soybean Oil***	200	Jul-2016	33
Soybean Oil***	170	May-2016	328
Sugar #11***	791	Sep-2016	789
Wheat***	194	Jul-2016	35

			$18,168

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/28/16-06/15/16	CHF	4,704	USD	4,840	$(80)
04/28/16	AUD	9,100	USD	6,855	(135)
04/28/16	CAD	10,900	USD	8,266	(163)
04/28/16-06/15/16	HKD	61,910	USD	7,979	(5)
04/28/16-06/15/16	GBP	64,622	USD	91,442	(1,443)
04/28/16-06/15/16	EUR	264,687	USD	290,901	(11,289)
04/28/16	JPY	1,594,900	USD	14,086	(119)
06/15/16	USD	48	CHF	48	2
06/15/16	USD	111	JPY	12,550	1
06/15/16	USD	153	CAD	207	7
06/15/16	TRY	2,200	USD	752	(13)
06/15/16	USD	4,030	HKD	31,294	7
06/15/16	PLN	8,200	USD	2,169	(33)
06/15/16	USD	13,696	ZAR	219,900	1,032
06/15/16	USD	16,118	EUR	14,388	315
06/15/16	USD	18,044	INR	1,240,600	494
06/15/16	USD	22,692	BRL	91,100	2,478
06/15/16	USD	23,400	HUF	6,632,600	645
06/15/16	USD	24,575	MXP	444,200	1,169
06/15/16	USD	25,886	KRW	31,476,500	1,746
06/15/16	ZAR	28,900	USD	1,852	(83)
06/15/16	USD	29,173	CNH	192,900	612
06/15/16	USD	29,211	PLN	114,900	1,643
06/15/16	USD	41,217	TRY	124,300	2,028
06/15/16	MXP	44,700	USD	2,556	(34)
06/15/16	CNH	140,200	USD	21,482	(166)
06/15/16	KRW	1,552,800	USD	1,322	(41)
06/15/16	HUF	1,883,500	USD	6,710	(119)

					$(1,544)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of New York	$(6,990)	$6,855	$(135)
Barclays PLC	(33,794)	33,225	(569)
Brown Brothers Harriman	(19,453)	19,333	(120)
Citigroup	(570,847)	570,881	34
Northern Trust	(8,429)	8,266	(163)
State Street	(83,778)	83,187	(591)

			$(1,544)

For the period ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at March 31, 2016, are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	Bovaspa Index	Negative Price Return	Positve Price Return	04/14/16	BRL	7,645	$2,078
Bank of America	H-Shares Index	Negative Price Return	Positve Price Return	04/28/16	HKD	30,581	841
Bank of America	Hang Seng Index	Negative Price Return	Positve Price Return	04/28/16	HKD	3,621	73
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positve Price Return	04/28/16		249	2
Bank of America	Taiwan Index	Negative Price Return	Positve Price Return	04/28/16		13,814	105
Bank of America	Japanese 10-Year Bond	Negative Price Return	Positve Price Return	06/10/16	JPY	5,385	19
JPMorgan Chase Bank	KOSPI 200 Index	Negative Price Return	Positve Price Return	06/10/16	KRW	14,651	1,133
Bank of America	Euro-Bund	Negative Price Return	Positve Price Return	06/10/16	EUR	104,967	4,501
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	06/17/16	CHF	5,847	68
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positve Price Return	06/30/16	CAD	1,963	111
Bank of America	Long Gilt 10-Year Bond	Negative Price Return	Positve Price Return	06/30/16	GBP	2,439	39
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	06/30/16		393,780	(284)
BoA Merrill Lynch	Soybean Oil***	Negative Price Return	Positve Price Return	05/24/16		3,080	278
Citigroup	Soybean Oil***	Negative Price Return	Positve Price Return	05/24/16		1,889	147
Deutsche Bank	Soybean Oil***	Negative Price Return	Positve Price Return	05/24/16		226	20

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	163

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund (Continued)

March 31, 2016

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	Brent Crude***	Negative Price Return	Positve Price Return	06/01/16	GBP	7,502	$(162)
BoA Merrill Lynch	Lean Hogs***	Negative Price Return	Positve Price Return	06/16/16		5,562	2
Deutsche Bank	Heating Oil***	Negative Price Return	Positve Price Return	06/29/16		1,666	(35)
Deutsche Bank	Unleaded Gas RBOB***	Negative Price Return	Positve Price Return	06/29/16		2,209	65
BoA Merrill Lynch	Gas Oil***	Negative Price Return	Positve Price Return	06/30/16		2,180	(61)
Citigroup	Natural Gas***	Negative Price Return	Positve Price Return	06/30/16		1,048	62
Citibank	WTI Crude***	Negative Price Return	Positve Price Return	06/30/16		6,996	(93)
Citigroup	Corn Future***	Negative Price Return	Positve Price Return	07/01/16		4,803	(157)
BoA Merrill Lynch	Corn***	Negative Price Return	Positve Price Return	07/18/16		1,121	(36)
Deutsche Bank	Corn***	Negative Price Return	Positve Price Return	07/18/16		3,771	(104)
BoA Merrill Lynch	Live Cattle ***	Negative Price Return	Positve Price Return	07/18/16		4,316	(71)
Deutsche Bank	Live Cattle ***	Negative Price Return	Positve Price Return	07/18/16		546	(9)
Citibank	Soybean***	Negative Price Return	Positve Price Return	07/18/16		7,434	205
Deutsche Bank	Soybean***	Negative Price Return	Positve Price Return	07/18/16		3,258	96
BoA Merrill Lynch	Soybean***	Negative Price Return	Positve Price Return	07/18/16		8,535	155
Citigroup	Soybean***	Negative Price Return	Positve Price Return	07/18/16		628	(7)
BoA Merrill Lynch	Soybean Meal***	Negative Price Return	Positve Price Return	07/18/16		137	—
BoA Merrill Lynch	Wheat ***	Negative Price Return	Positve Price Return	07/18/16		144	1
Citibank	Wheat ***	Negative Price Return	Positve Price Return	07/18/16		337	5
Citigroup	Cotton No.2 ***	Negative Price Return	Positve Price Return	07/21/16		1,108	17
Deutsche Bank	Cotton No.2 ***	Negative Price Return	Positve Price Return	07/21/16		1,312	25
Citigroup	Cocoa ***	Negative Price Return	Positve Price Return	07/29/16		30	(1)
Citigroup	Wheat ***	Negative Price Return	Positve Price Return	07/29/16		292	1

							$9,029

A list of open centrally cleared swap agreements held by the Fund at March 31, 2016, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	2.00%	3-Month USD - LIBOR	06/15/2021	$25,000	$772
JPMorgan Chase Bank	2.00%	3-Month USD - LIBOR	06/15/2021	127,986	908
JPMorgan Chase Bank	1.25%	3-Month USD - LIBOR	06/15/2018	65,000	616
JPMorgan Chase Bank	1.25%	3-Month USD - LIBOR	06/15/2018	288,555	787

					$3,083

For the period ended March 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

(1)	In U.S. dollars unless otherwise indicated.

Percentages are based on a Net Assets of $2,132,278 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

***	Futures and swap contracts held by Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated security (see Note 6).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Security, or portion thereof, is held by Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2016.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Offshore Yuan

CVR — Contingent Value Rights

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SGX — Singapore Exchange

TRY — New Turkish Lira

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$487,169	$—	$487,169
Sovereign Debt	—	260,046	—	260,046
Foreign Common Stock	95,644	42	—	95,686
Common Stock	65,452	—	—	65,452
Corporate Obligations	—	16,123	—	16,123
Exchange Traded Fund	15,998	—	—	15,998
Preferred Stock	237	—	—	237
Rights	—	3	—	3
Warrants	—	—	—	—
Cash Equivalent	765,585	—	—	765,585

Total Investments in Securities	$942,916	$763,383	$—	$1,706,299

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$22,710	$—	$—	$22,710
Unrealized Depreciation	(4,542)	—	—	(4,542)
Forwards Contracts*
Unrealized Appreciation	—	12,179	—	12,179
Unrealized Depreciation	—	(13,723)	—	(13,723)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	10,049	—	10,049
Unrealized Depreciation	—	(1,020)	—	(1,020)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	3,083	—	3,083

Total Other Financial Instruments	$18,168	$10,568	$—	$28,736

*	Futures contracts, Forwards contracts and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there have been transfers out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	165

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 21.7%

Consumer Discretionary — 3.6%
21st Century Fox America
4.950%, 10/15/2045	$250	$267
Ahern Rentals
7.375%, 05/15/2023 (A)	150	103
Altice Financing
6.625%, 02/15/2023 (A)	500	501
5.250%, 02/15/2023	300	349
Altice US Finance
5.375%, 07/15/2023 (A)	200	205
Amazon.com
4.950%, 12/05/2044	400	461
AMC Networks
5.000%, 04/01/2024	400	401
CCO Safari II
6.484%, 10/23/2045 (A)	150	167
4.908%, 07/23/2025 (A)	250	263
3.579%, 07/23/2020 (A)	450	460
CCOH Safari
5.750%, 02/15/2026 (A)	1,000	1,035
Clear Channel Worldwide Holdings
6.500%, 11/15/2022	300	286
Comcast
3.375%, 08/15/2025	300	319
DISH DBS
5.875%, 11/15/2024	2,150	1,973
Ford Motor Credit
5.875%, 08/02/2021	350	401
General Motors
3.500%, 10/02/2018	250	256
L Brands
6.875%, 11/01/2035	250	271
5.625%, 02/15/2022	200	218
MDC Partners
6.750%, 04/01/2020 (A)	3,285	3,396

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MGM Resorts International
6.750%, 10/01/2020	$600	$649
Midas Intermediate Holdco II
7.875%, 10/01/2022 (A)	750	698
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (A)	1,200	1,242
Neptune Finco
6.625%, 10/15/2025 (A)	1,450	1,568
Numericable-SFR
6.250%, 05/15/2024 (A)	700	679
6.000%, 05/15/2022 (A)	2,300	2,242
Schaeffler Finance
4.750%, 05/15/2023 (A)	275	276
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	300	301
Sirius XM Radio
5.375%, 04/15/2025 (A)	400	407
4.625%, 05/15/2023 (A)	250	246
Univision Communications
5.125%, 02/15/2025 (A)	350	346
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	203
Virgin Media Secured Finance
4.875%, 01/15/2027	100	137
WMG Acquisition
6.750%, 04/15/2022 (A)	1,600	1,584
5.625%, 04/15/2022 (A)	250	254
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,600	1,508

		23,672

Consumer Staples — 2.1%
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	725	810
3.650%, 02/01/2026	375	395
BAT International Finance
3.950%, 06/15/2025 (A)	425	465
2.750%, 06/15/2020 (A)	350	360
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	3,216	3,224
Central Garden & Pet
6.125%, 11/15/2023	700	728
CVS Health
5.125%, 07/20/2045	150	174
3.875%, 07/20/2025	375	404
KeHE Distributors
7.625%, 08/15/2021 (A)	550	527
Kraft Heinz Foods
3.500%, 07/15/2022 (A)	350	367
Lindley
4.625%, 04/12/2023	190	193
Reynolds American
5.850%, 08/15/2045	425	519

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.450%, 06/12/2025	$425	$468
SABMiller Holdings
4.950%, 01/15/2042 (A)	300	335
Sysco
4.850%, 10/01/2045	150	161
3.750%, 10/01/2025	350	368
US Foods
8.500%, 06/30/2019	1,000	1,027
Vector Group
7.750%, 02/15/2021	3,050	3,202

		13,727

Energy — 2.7%
Anadarko Petroleum
3.450%, 07/15/2024	150	134
Antero Resources
6.000%, 12/01/2020	325	309
Apache
4.750%, 04/15/2043	150	135
4.250%, 01/15/2044	150	126
Approach Resources
7.000%, 06/15/2021	850	406
Atlas Energy Holdings Operating
9.250%, 08/15/2021	1,250	194
7.750%, 01/15/2021	789	114
BreitBurn Energy Partners
9.250%, 05/18/2020 (H)	813	407
Comstock Resources
10.000%, 03/15/2020 (A)	1,125	554
ConocoPhillips
4.950%, 03/15/2026	500	522
3.350%, 11/15/2024	350	338
CONSOL Energy
8.000%, 04/01/2023	1,000	747
ContourGlobal Power Holdings
7.125%, 06/01/2019 (A)	1,650	1,603
Devon Energy
3.250%, 05/15/2022	200	168
Dynagas LNG Partners
6.250%, 10/30/2019	1,800	1,206
Enterprise Products Operating
3.750%, 02/15/2025	500	499
3.700%, 02/15/2026	300	294
EP Energy
9.375%, 05/01/2020	500	252
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023	920	911
Halcon Resources
8.625%, 02/01/2020 (A) (F)	1,100	781
Halliburton
3.375%, 11/15/2022	200	204
Husky Energy
3.950%, 04/15/2022	400	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kinder Morgan
5.050%, 02/15/2046	$175	$149
Laredo Petroleum
7.375%, 05/01/2022	150	128
6.250%, 03/15/2023	300	251
Petrobras Global Finance
6.250%, 03/17/2024	110	88
4.375%, 05/20/2023	90	66
Petrobras Global Finance BV
5.750%, 01/20/2020	50	43
Petroleos de Venezuela
6.000%, 05/16/2024	1,370	425
6.000%, 11/15/2026	1,280	395
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	670	725
Sabine Pass Liquefaction
5.750%, 05/15/2024	400	382
SandRidge Energy
8.750%, 06/01/2020 (A)	800	194
Schahin II Finance
5.875%, 09/25/2022 (A) (B)	1,737	253
SM Energy
5.000%, 01/15/2024	200	138
Sunoco Logistics Partners Operations
5.950%, 12/01/2025	1,500	1,507
TOTAL MTN
2.625%, 12/29/2049 (C)	400	415
Unit
6.625%, 05/15/2021	420	211
Weatherford International
6.800%, 06/15/2037	50	37
6.500%, 08/01/2036	50	37
4.500%, 04/15/2022	50	40
Western Gas Partners
4.000%, 07/01/2022	200	179
Whiting Petroleum
5.750%, 03/15/2021	200	133
5.000%, 03/15/2019	425	294
Williams Partners
4.300%, 03/04/2024	375	312
3.600%, 03/15/2022	800	659
YPF
8.875%, 12/19/2018	30	31

		17,394

Financials — 5.5%
American Express
6.800%, 09/01/2066 (C)	250	251
American Tower
3.300%, 02/15/2021‡	350	356
Banco do Brasil
9.000%, 06/29/2049 (C)	360	250

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	167

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America
6.300%, 12/31/2049 (C)	$700	$721
6.100%, 12/29/2049 (C)	1,600	1,576
5.125%, 12/31/2049 (C)	525	496
4.000%, 04/01/2024	650	682
Barclays
6.625%, 06/29/2049 (C)	200	179
BNP Paribas
7.625%, 12/29/2049 (A) (C)	200	201
BPCE MTN
4.875%, 04/01/2026 (A)	200	198
CIC Receivables Master Trust
4.890%, 10/07/2021 (H)	2,800	2,793
Citigroup
5.950%, 12/29/2049*(C)	3,070	2,946
5.950%, 12/31/2049 (C)	350	337
5.875%, 12/29/2049 (C)	2,595	2,488
Communications Sales & Leasing
6.000%, 04/15/2023‡, (A)	525	511
Credit Suisse Group
6.250%, 12/29/2049 (A) (C)	200	183
Customers Bank
6.125%, 06/26/2029 (A) (C)	2,300	2,300
DuPont Fabros Technology
5.875%, 09/15/2021‡	250	262
5.625%, 06/15/2023‡	200	205
Equinix
5.875%, 01/15/2026‡	1,000	1,054
Fifth Third Bancorp
5.100%, 12/31/2049 (C)	1,662	1,508
4.900%, 12/29/2049 (C)	1,200	1,047
Greystar Real Estate Partners
8.250%, 12/01/2022 (A)	375	387
International Lease Finance
7.125%, 09/01/2018 (A)	500	545
Intesa Sanpaolo MTN
7.700%, 12/29/2049 (A) (C)	300	275
5.017%, 06/26/2024 (A)	475	445
Iron Mountain Europe
6.125%, 09/15/2022‡	150	218
Jefferies Finance
7.375%, 04/01/2020 (A)	2,000	1,730
Jefferies LoanCore
6.875%, 06/01/2020 (A)	300	256
JPMorgan Chase
5.300%, 12/29/2049 (C)	800	802
5.000%, 12/29/2049 (C)	900	860
Kennedy-Wilson
5.875%, 04/01/2024	1,000	978
Lamar Media
5.750%, 02/01/2026 (A)	200	210
Lloyds Banking Group PLC
4.500%, 11/04/2024	200	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley MTN
4.000%, 07/23/2025	$750	$784
3.700%, 10/23/2024	300	310
National Financial Partners
9.000%, 07/15/2021 (A)	400	384
Nationstar Mortgage
6.500%, 08/01/2018	225	218
Navient MTN
5.500%, 01/15/2019	600	590
Oxford Finance
7.250%, 01/15/2018 (A)	2,250	2,228
ProSight Global
7.500%, 11/20/2020 (H)	250	259
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	500	481
Santander UK Group Holdings MTN
4.750%, 09/15/2025 (A)	400	378
Speedy Cash Intermediate Holdings
10.750%, 05/15/2018 (A)	275	165
SunTrust Banks
5.625%, 12/15/2019 (C)	2,490	2,440
UBS Group
7.000%, 12/29/2049 (C)	200	204
Wells Fargo MTN
3.000%, 02/19/2025	400	403

		36,295

Health Care — 1.6%
Actavis Funding SCS
3.800%, 03/15/2025	975	1,015
Bayer
3.750%, 07/01/2074 (C)	100	118
2.375%, 04/02/2075 (C)	250	278
CHS
6.875%, 02/01/2022	150	135
5.125%, 08/15/2018	500	504
DaVita HealthCare Partners
5.000%, 05/01/2025	200	198
Endo
6.000%, 07/15/2023 (A)	200	188
Endo Finance
6.000%, 02/01/2025 (A)	200	188
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	200	203
HCA
6.500%, 02/15/2020	250	274
5.875%, 02/15/2026	1,000	1,030
Merck KGaA
3.375%, 12/12/2074 (C)	200	230
2.625%, 12/12/2074 (C)	250	286
Mexico Cetes
0.000%, 06/23/2016	707,515	4,091

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Opal Acquisition
8.875%, 12/15/2021 (A)	$1,515	$1,057
Tenet Healthcare
4.134%, 06/15/2020 (A) (C)	725	720
UnitedHealth Group
4.750%, 07/15/2045	200	229

		10,744

Industrials — 0.7%
Air Canada
6.750%, 10/01/2019 (A)	300	310
HD Supply
5.750%, 04/15/2024 (A)	290	298
5.250%, 12/15/2021 (A)	250	262
Icahn Enterprises
5.875%, 02/01/2022	1,000	949
LMI Aerospace
7.375%, 07/15/2019	250	235
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A)	953	940
Standard Life
6.546%, 11/29/2049 (C)	100	148
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)	900	860
United Rentals North America
4.625%, 07/15/2023	375	373

		4,375

Information Technology — 1.6%
Apple
4.650%, 02/23/2046	25	27
3.850%, 05/04/2043	400	389
Avaya
7.000%, 04/01/2019 (A)	1,250	844
Fidelity National Information Services
5.000%, 10/15/2025	300	324
First Data
5.750%, 01/15/2024 (A)	3,500	3,500
5.000%, 01/15/2024 (A)	150	150
Infor US
6.500%, 05/15/2022	1,000	910
Micron Technology
5.250%, 08/01/2023 (A)	1,000	818
NCR
5.875%, 12/15/2021	795	813
NXP BV
3.750%, 06/01/2018 (A)	250	253
Qorvo
6.750%, 12/01/2023 (A)	250	258
Sabre GLBL
5.250%, 11/15/2023 (A)	125	127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
VeriSign
5.250%, 04/01/2025	$150	$151
Western Digital
7.375%, 04/01/2023 (A)	150	153
Zayo Group
6.000%, 04/01/2023	1,450	1,447

		10,164

Materials — 1.9%
Advanced Disposal Services
8.250%, 10/01/2020	600	612
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	225	217
Ardagh Packaging Finance
9.250%, 10/15/2020	100	119
Ashland
6.875%, 05/15/2043	200	190
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (C)	1,900	1,900
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028	1,000	852
Crown European Holdings
3.375%, 05/15/2025	200	226
Eldorado
6.125%, 12/15/2020 (A)	700	639
Mirabela Nickel
1.000%, 07/31/2044	3	–
Newcrest Finance
4.200%, 10/01/2022 (A)	2,000	1,895
Reynolds Group
9.000%, 04/15/2019	375	380
Reynolds Group Issuer
7.875%, 08/15/2019	1,500	1,552
7.125%, 04/15/2019	900	916
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025	220	207
TPC Group
8.750%, 12/15/2020 (A)	1,584	1,109
Unifrax I
7.500%, 02/15/2019 (A)	85	52
Yamana
4.950%, 07/15/2024	1,900	1,606

		12,472

Telecommunication Services — 1.2%
Frontier Communications
11.000%, 09/15/2025 (A)	300	302
Intelsat Jackson Holdings
5.500%, 08/01/2023	300	181
Intelsat Luxembourg
8.125%, 06/01/2023	125	37

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	169

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SoftBank Group
4.500%, 04/15/2020 (A)	$445	$451
Sprint
7.875%, 09/15/2023	325	249
7.625%, 02/15/2025	500	371
7.125%, 06/15/2024	300	223
Sprint Communications
7.000%, 08/15/2020	500	398
Sprint Nextel
9.000%, 11/15/2018 (A)	1,350	1,414
7.000%, 03/01/2020 (A)	1,500	1,500
Telecom Italia
5.303%, 05/30/2024 (A)	400	410
Telefonica Europe BV
5.875%, 03/31/2049 (C)	100	116
T-Mobile USA
6.500%, 01/15/2026	650	675
Verizon Communications
5.150%, 09/15/2023	525	606
4.862%, 08/21/2046	275	290
Wind Acquisition Finance
4.750%, 07/15/2020 (A)	450	425

		7,648

Utilities — 0.8%
AES
3.635%, 06/01/2019 (C)	2,250	2,171
AmeriGas Partners
6.500%, 05/20/2021	1,000	1,015
Calpine
7.875%, 01/15/2023 (A)	200	212
Dynegy
6.750%, 11/01/2019	350	348
EDP - Energias de Portugal
5.375%, 09/16/2075 (C)	200	223
Electricite de France MTN
4.125%, 01/29/2049 (C)	200	218
Enel
8.750%, 09/24/2073 (A) (C)	200	222
Ferrellgas
6.750%, 06/15/2023 (A)	900	790
NRG Energy
8.250%, 09/01/2020	125	126

		5,325

Total Corporate Obligations (Cost $146,589) ($ Thousands)		141,816

LOAN PARTICIPATIONS — 17.6%
AABS Bridge Term Loan
4.875%, 01/15/2038	813	802
Acosta, Revolving Credit 1st Lien Term Loan
3.250%, 09/26/2019 (G)	238	(14)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.500%, 09/26/2019 (G)	$1,762	$(100)
Acrisure, 1st Lien Term Loan
6.500%, 05/19/2022	1,246	1,221
Active Network, 1st Lien Term Loan
5.500%, 11/13/2020	467	442
Advance Pierre Foods, 1st Lien Term Loan
5.750%, 07/10/2017	357	357
Advance Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/2017	326	323
Advance Pierre Foods, Term Loan
5.750%, 07/10/2017	1	1
Advanced Computer, 2nd Lien Term Loan
10.500%, 01/31/2023	750	688
Advanced Disposal Services
3.750%, 10/09/2019 (C)	275	272
Advantage Sales & Marketing Revolver Loan (G)
3.871%, 07/25/2019	50	42
3.250%, 07/25/2019	102	9
0.500%, 07/25/2019	298	25
Advantage Sales, 1st Lien Term Loan
4.250%, 07/23/2021	1,719	1,686
Affordable Care Holdings, 1st Lien Term Loan
5.750%, 10/22/2022	1,000	984
Aircell/GoGo, 1st Lien Term Loan B2
7.500%, 03/21/2018	245	235
Albertson’s LLC, Term Loan B-4
5.500%, 08/25/2021	3,431	3,433
Alexander Mann, 1st Lien Term Loan B
5.750%, 12/20/2019	315	309
AlixPartners, 1st Lien Term Loan B
4.500%, 07/28/2022	249	249
AlliedBarton, Cov-Lite, 1st Lien Term Loan
4.250%, 02/12/2021	900	877
American Renal Holdings, 1st Lien Term Loan B
4.500%, 08/20/2019	225	224
American Seafoods, 1st Lien Term Loan
6.000%, 08/19/2021	987	958
AmWINS, Cov-Lite, 1st Lien Term Loan B
5.250%, 09/06/2019	147	147
Anaren, 1st Lien Term Loan
5.500%, 02/18/2021	473	426
Araren, 2nd Lien Term Loan
9.250%, 08/18/2021	500	456

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Arctic Glacier, Cov-Lite, 1st Lien Term Loan B
6.000%, 05/10/2019	$309	$293
Aspect Software
3.000%, 09/30/2016	44	—
Aspect Software, Term Loan B
9.500%, 05/07/2016	545	539
Asurion 3/14 Cov-Lite 2nd Lien, Term Loan
8.500%, 03/03/2021	150	140
Asurion, LLC, Incremental Term Loan B4
5.000%, 07/29/2022	273	267
Atkore, Cov-Lite, 1st Lien Term Loan
4.500%, 04/09/2021	1,556	1,513
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	350	318
Atlas, 1st Lien Term Loan
4.875%, 12/15/2039 (H)	1,178	1,161
Authentic Brands Cov-Lite, 1st Lien, Term Loan
5.500%, 05/27/2021	665	641
0.000%, 05/27/2021 (G)	26	(1)
Avago Technologies Cayman, 1st Lien Term Loan B
4.250%, 02/01/2023 (C)	592	588
Avago, Cov-Lite, 1st Lien Delayed Draw Term Loan B1
4.250%, 02/01/2023	58	58
Avaya, 1st Lien Term Loan B
6.500%, 03/31/2018	1,065	780
6.250%, 05/29/2020	1,882	1,252
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan
3.750%, 02/01/2020	325	323
Berry Plastics, 1st Lien Term Loan F
4.000%, 09/16/2022	250	250
BJ’s Wholesale Club 11/13 Cov-Lite, 2nd Lien, Term Loan
8.500%, 03/26/2020	75	69
BJ’s Wholesale Club, Cov-Lite, 1st Lien Term Loan
4.500%, 09/26/2019	1,875	1,823
BMC Software, 1st Lien Term Loan
5.000%, 09/10/2020	550	460
Burger King Term Loan B
3.750%, 12/10/2021	525	524
BWAY, Cov Lite, 1st Lien Term Loan B
5.500%, 08/14/2020	675	652

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California Pizza Kitchen, 1st Lien Term Loan
5.250%, 03/29/2018	$232	$197
Calpine 5/15 B5 Cov-Lite TL
3.500%, 05/20/2022	550	542
Camp Systems, Cov-Lite, 1st Lien Term Loan
4.750%, 05/31/2019	147	142
Camp Systems, Cov-Lite, 2nd Lien Term Loan
8.250%, 11/29/2019	200	180
Capital Automotive, 2nd Lien Term Loan
6.000%, 04/30/2020	210	209
Carcore National, 1st Lien Term Loan
5.500%, 03/05/2021	1,709	1,589
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/2029	1	1
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/2029	1,366	1,347
Ceridian, Cov-Lite, 1st Lien Term Loan
4.500%, 09/15/2020	5	4
0.003%, 09/15/2020	444	428
Ceva Group PLC, 1st Lien Synthetic Line of Credit
6.500%, 03/19/2021	433	356
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	449	369
Ceva Logistics Canada, Canadian Term Loan
6.500%, 03/19/2021	77	64
Charter Communications, 1st Lien Term Loan H
3.250%, 07/23/2021	650	648
Checkout Holdings, 1st Lien Term Loan B
4.500%, 04/09/2021	275	234
CHG Healthcare, 1st Lien Term Loan
4.250%, 11/19/2019	952	945
Community Health 5/15 Term Loan
4.000%, 01/27/2021	275	270
CompuCom, Cov-Lite, 1st Lien Term Loan
4.250%, 05/07/2020	914	640
Connolly, 1st Lien Term Loan
4.500%, 05/14/2021	1,478	1,452

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	171

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPI Card Group, Cov-Lite, 1st Lien Term Loan B
5.500%, 08/17/2022	$359	$355
CSC Holdings, 1st Lien Term Loan
5.000%, 09/23/2022	875	875
CTI Foods, 1st Lien Term Loan
4.500%, 06/12/2020	197	189
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	350	317
Cunningham Lindsey, Cov-Lite, 1st Lien Term Loan B
5.000%, 12/10/2019	190	128
DAE Aviation (Standard Aero), 1st Lien Term Loan
5.250%, 07/07/2022	998	993
Deltek, 1st Lien Term Loan
5.000%, 06/25/2022	419	416
Dematic, Cov-Lite, 1st Lien Term Loan
4.250%, 12/28/2019	1,216	1,203
DJO Finance, 1st Lien Term Loan
4.250%, 06/08/2020	243	238
Dollar Tree 6/15, 1st Lien, Term Loan
3.500%, 07/06/2022	250	251
Doncasters, Cov-Lite, 2nd Lien Term Loan
9.500%, 10/09/2020	84	76
Endo Finance, 1st Lien Term Loan B
3.750%, 06/24/2022	325	320
Endurance International, 1st Lien Term Loan
6.230%, 11/09/2019	778	742
0.000%, 02/09/2023†	200	185
Energy Solutions, 1st Lien Term Loan
6.750%, 05/29/2020	400	368
Ennis-Flint, 2nd Lien Term Loan
7.750%, 09/30/2021	200	190
Ennis-Flint, Cov-Lite, 1st Lien Term Loan
4.250%, 03/31/2021	737	718
Equinox Fitness Clubs, Cov-Lite, 1st Lien Term Loan B
5.000%, 01/31/2020	667	663
Exopack, Cov-Lite, 1st Lien Term Loan
4.500%, 05/08/2019	158	154
Expert Global, 1st Lien Term Loan B
8.000%, 04/02/2018	447	438
Eyemart, 1st Lien Term Loan B
5.000%, 12/18/2021	935	919

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eze Castle, 2nd Lien Term Loan
7.250%, 04/05/2021	$150	$141
Fender Musical, 1st Lien Term Loan B
5.750%, 04/03/2019	159	157
Filtration Group, Cov-Lite, 1st Lien Term Loan
4.250%, 11/23/2020	1,467	1,459
First Data, 1st Lien Term Loan
3.932%, 03/23/2018	275	274
First Data, Extended 1st Lien Term Loan
4.427%, 03/24/2021	802	799
Fitness International, 1st Lien Term Loan B
5.500%, 07/01/2020	690	664
Flakt Woods, 2nd Lien Term Loan
4.750%, 03/20/2017 (H)	657	741
Flexera Software, 1st Lien Term Loan
4.500%, 04/02/2020	366	364
Flexera Software, 2nd Lien Term Loan
8.000%, 04/02/2021	150	139
Gates Global, Cov-Lite, 1st Lien Term Loan
4.250%, 07/06/2021	1,194	1,125
Getty Images Cov-Lite, 1st Lien Term Loan B
4.750%, 10/03/2019	300	222
Global Payments INC
0.000%, 03/24/2023 (C)	125	126
GlobalLogic, 1st Lien Term Loan B
6.250%, 05/31/2019	294	287
GOGO, 1st Lien Term Loan B1
11.250%, 06/21/2017	448	450
Goodpack, Cov-Lite, 1st Lien Term Loan
4.750%, 09/09/2021	410	378
Greenway Medical, 1st Lien Term Loan
6.000%, 11/04/2020	882	759
Greenway Medical, 2nd Lien Term Loan
9.250%, 11/04/2021	100	77
Gypsum, Cov-Lite, 1st Lien Term Loan
4.750%, 04/01/2021	1,180	1,112
Hardware Holdings, Cov-Lite, 1st Lien Term Loan
6.750%, 03/30/2020 (H)	988	963
HCP, 1st Lien Term Loan
2.945%, 05/01/2018	525	525

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HD Supply, 1st Lien Term Loan
3.750%, 08/13/2021	$325	$323
Hearthside Food, Cov-Lite, 1st Lien Term Loan
4.500%, 06/02/2021	1,528	1,486
Hoffmaster, 1st Lien Term Loan
5.250%, 05/09/2020	739	726
Hostess Brands, Cov-Lite, 1st Lien Term Loan B
4.500%, 07/29/2022	499	499
Hub International, 1st Lien Term Loan
4.000%, 10/02/2020	1,376	1,338
Hyland Software, Cov-Lite, 1st Lien Term Loan
4.750%, 07/01/2022	257	255
IHC Holding, 1st Lien Term Loan
7.000%, 04/30/2021 (H)	1,244	1,213
Infor, 1st Lien Term Loan B
3.750%, 06/03/2020	275	266
Insight Fourth Hospitality, 1st Lien Term Loan
7.250%, 07/14/2021 (H)	1,000	1,388
Intelsat Jackson Holdings
3.750%, 06/30/2019 (C)	325	303
Intrawest Holdings (H)
4.500%, 12/10/2018	157	—
0.375%, 12/10/2018	43	—
Invenergy Thermal, 1st Lien Term Loan
6.500%, 10/07/2022	1,496	1,406
J. Crew Cov-Lite, 1st Lien Term Loan
4.000%, 03/05/2021	200	155
Jacobs Entertainment, 1st Lien Term Loan
5.250%, 10/29/2018	376	365
LANDesk Software, 1st Lien Term Loan
5.000%, 02/25/2020	637	621
Learning Care, Cov-Lite, 1st Lien Term Loan
5.000%, 05/05/2021	1,478	1,471
Level 3 Financing, Cov-Lite, 1st Lien Term Loan
3.500%, 05/31/2022	250	249
Lineage Logistics, 1st Lien Term Loan
4.500%, 04/07/2021	2,142	1,794
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 03/17/2022	550	535
LPL Holdings, 1st Lien Term Loan
4.750%, 11/18/2022	800	784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Magic Newco LLC, 1st Lien Term Loan
5.000%, 12/12/2018	$780	$780
Magic Newco LLC, 2nd Lien Term Loan
12.000%, 06/12/2019	350	359
Match Group, 1st Lien Term Loan B1
5.500%, 11/16/2022	1,050	1,049
Mavis Tire Supply, Term Loan
6.250%, 11/02/2020 (H)	1,493	1,460
Med Finance Merger, 1st Lien Term Loan (H)
7.250%, 08/11/2021	401	393
0.000%, 08/11/2021	98	95
MEG Energy
3.750%, 03/21/2020	550	442
Men’s Warehouse, Cov-Lite, 1st Lien Term Loan B
4.500%, 06/18/2021	531	510
Mergermarket, 1st Lien Term Loan
4.500%, 02/04/2021	737	715
Milacron 4/15 Cov-Lite TLB
4.500%, 09/28/2020	150	148
Mitchell International, Cov-Lite, 2nd Lien Term Loan
8.500%, 10/11/2021	895	785
MPH Acquisition Holdings
3.750%, 03/31/2021 (C)	325	322
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	163	142
National Veterinary Associates, Cov-Lite, 2nd Lien Term Loan
8.000%, 08/14/2022	250	242
National Veterinary Associaties, Cov-Lite, 1st Lien Term Loan
4.750%, 08/14/2021	905	896
National Vision, Cov-Lite, 1st Lien Term Loan
4.000%, 03/12/2021	1,277	1,238
Navistar International, 1st Lien Term Loan B
6.500%, 08/17/2017	1,000	910
Neiman Marcus, Cov-Lite, 1st Lien Term Loan
4.250%, 10/25/2020	2,218	2,028
NEP/NCP Holdco, Cov-Lite, 1st Lien Incremental Term Loan
5.000%, 01/22/2020	275	254
NEP/NCP Holdco, Cov-Lite, 2nd Lien Term Loan
10.000%, 07/22/2020	100	92

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	173

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NES Global, 1st Lien Term Loan
6.500%, 10/03/2019	$967	$870
Nord Anglia, Cov-Lite, 1st Lien Term Loan
5.000%, 03/31/2021	743	730
NXP B.V. (NXP Funding LLC), Tranche B Loan
3.750%, 12/07/2020	450	451
One Call Medical, Cov-Lite, 1st Lien Term Loan
5.000%, 11/27/2020	864	758
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan
4.750%, 06/30/2021	75	69
Packers Sanitation Services, 1st Lien Term Loan
5.000%, 12/02/2021	990	986
Panda Temple, 1st Lien Term Loan B
7.250%, 04/03/2019	350	292
Party City, Cov-Lite, 1st Lien Term Loan
4.250%, 08/19/2022	1,596	1,582
Pelican Products, 2nd Lien Term Loan
9.250%, 04/09/2021	1,000	835
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.000%, 11/14/2019	94	94
6.000%, 11/07/2019	401	401
PetSmart, Inc., Tranche B-1 Loan
4.250%, 03/10/2022	250	249
Phillips-Medisize, Cov-Lite, 1st Lien Term Loan
4.750%, 06/16/2021	493	484
Prolamina, 1st Lien Term Loan
5.750%, 08/18/2022	499	487
PSS Companies, 1st Lien Term Loan
5.500%, 01/28/2020	269	175
Reddy Ice, 1st Lien Term Loan
7.750%, 05/01/2019	1	1
Reddy Ice, 1st Lien Term Loan
6.750%, 05/01/2019	339	283
Reddy Ice, Cov-Lite, 2nd Lien Term Loan
10.750%, 11/01/2019	225	148
Rise Term Loan A
4.750%, 02/12/2039	2,625	2,579
Ryan, 1st Lien Term Loan B
6.750%, 08/05/2020	488	472
SBA Senior Finance, Incremental Term B-1 Loan
3.250%, 03/24/2021	250	249

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Scientific Games International, Inc., Initial Term B-2 Loan
6.000%, 09/17/2021	$200	$193
Sears Roebuck Acceptance, 1st Lien Term Loan
5.500%, 06/30/2018	489	464
Sedgwick Cms Holdings,
3.750%, 03/01/2021	275	267
0.000%, 02/28/2022	125	116
Shearer’s Foods, First Lien
4.938%, 06/30/2021	275	271
Shearer’s Foods, Second Lien
7.750%, 06/30/2022	150	138
SI Organization, 1st Lien Term Loan
5.750%, 11/23/2019	439	435
SIG Combibloc, Cov-Lite, 1st Lien
4.250%, 03/11/2022	250	249
SIRVA, 1st Lien Term Loan
7.500%, 03/27/2019	807	762
Sky Bet, Cov-Lite, 1st Lien Term Loan
6.500%, 02/25/2022	650	932
Solera, Cov-Lite, 1st Lien Term Loan
5.750%, 02/28/2023	850	848
Southern Graphic Systems, Cov-Lite, 1st Lien Term Loan
4.250%, 10/17/2019	402	398
Sparta Systems
6.500%, 07/28/2020 (H)	669	664
Spring Industries, 1st Lien Term Loan
7.500%, 06/01/2021 (H)	600	586
Sun Products, 1st lien Term Loan
6.500%, 03/21/2020	275	265
ThermaSys, 1st Lien Term Loan
6.500%, 05/03/2019	2	2
5.250%, 05/03/2019	349	277
Thomas Learning, Exit Cov-Lite, 1st Lien Term Loan
7.000%, 03/31/2020	891	886
Tibco Software, Cov-Lite, 1st Lien Term Loan B
6.500%, 12/04/2020	1,985	1,780
TMS, Cov-Lite, 1st Lien Term Loan B
4.500%, 10/16/2020	387	342
TNT Logistics, Cov-Lite, 1st Lien Term Loan
6.500%, 03/19/2021	620	509
Transdigm, 1st Lien Term Loan
3.500%, 05/13/2022	675	664
Travelport, 1st Lien Term Loan
7.250%, 08/13/2021	5	5
5.750%, 09/02/2021	1,967	1,964

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TSAM Delaware
7.750%, 09/12/2019 (H)	$434	$429
TXU/TCEH, Delayed 1st Lien Term Loan
3.750%, 11/07/2016	282	281
U.S. Renal Care, 1st Lien Term Loan
5.250%, 11/17/2022	375	373
Univar, Cov-Lite, Initial Term Loan
4.250%, 07/01/2022	275	271
Univar, Term Loan, 1st Lien
4.250%, 07/01/2022	75	74
Univision, 1st Lien Term Loan C4
4.000%, 03/01/2020	475	470
US Foods, Cov-Lite, Incremental Term Loan
4.500%, 03/31/2019	975	970
Valeant Pharmaceuticals International, Term Loan B
4.000%, 04/01/2022	1,375	1,297
VGroup, Cov-Lite, 1st Lien Term Loan
5.000%, 06/25/2021	495	483
Wencor, Cov-Lite Term Loan
0.000%, 06/19/2019	62	53
Wencor, Cov-Lite, Revolving Credit 1st Lien Term Loan
3.697%, 06/19/2019	215	181
0.500%, 06/19/2019	187	29
WTG Holdings, Cov-Lite, 1st Lien Term Loan
4.750%, 01/15/2021	490	479
Ziggo, 1st Lien Term Loan B1
3.500%, 01/15/2022	148	146
Ziggo, 1st Lien Term Loan B2
3.500%, 01/15/2022	95	94
Ziggo, 1st Lien Term Loan B3
3.601%, 01/15/2022	157	155

Total Loan Participations (Cost $119,477) ($ Thousands)		114,853

COLLATERALIZED DEBT OBLIGATIONS — 14.6%
ACAS CLO, Ser 2013-1A, Cl C
3.067%, 04/20/2025 (A) (C)	1,000	948
ACAS CLO, Ser 2014-1A, Cl CR
3.819%, 09/20/2023 (A) (C)	2,500	2,449
ACIS CLO, Ser 2013-1A, Cl D
4.815%, 04/18/2024 (A) (C)	800	665
ACIS CLO, Ser 2013-2A, Cl D
4.473%, 10/14/2022 (A) (C)	1,100	980
AMMC CLO XI, Ser 2012-11A, Cl SUB
0.000%, 10/30/2023 (A)	2,100	726

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.120%, 07/27/2026 (A) (C)	$1,000	$944
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (A)	750	246
ARES XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/2025 (A)	2,400	1,140
ARES XXVI CLO, Ser 2013-1A, Cl C
3.071%, 04/15/2025 (A) (C)	750	678
ARES XXVI CLO, Ser 2013-1X, Cl SUB
0.000%, 04/15/2025	500	238
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (A)	950	415
Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
3.318%, 02/17/2026	1,350	1,263
Avery Point III CLO, Ser 2013-3X, Cl COM
0.697%, 01/18/2025	3,000	2,353
Babson CLO, Ser 2012-2A, Cl SUB
2.378%, 05/15/2023 (A)	3,000	1,287
Babson CLO, Ser 2014-IA, Cl SUB
0.793%, 07/20/2025 (A)	2,400	878
Black Diamond CLO Luxembourg, Ser 2007-1A, Cl C
1.308%, 04/29/2019 (A) (C)	1,100	1,030
BlackRock Senior Income, Ser 2004-1A
0.000%, 09/15/2016 (A)	950	—
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (A)	750	371
Carlyle Global Market Strategies CLO, Ser 2014-2A, Cl DR
4.217%, 07/20/2023 (A) (C)	1,000	923
Cent CLO, Ser 2014-16A, Cl BR
3.529%, 08/01/2024 (A) (C)	2,500	2,500
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
4.122%, 10/15/2023 (A) (C)	250	248
3.625%, 10/15/2023 (A) (C)	750	739
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.622%, 10/15/2023 (A) (C)	250	231
4.425%, 10/15/2023 (A) (C)	750	698
COA Summit CLO, Ser 2014-1A, Cl C
4.167%, 04/20/2023 (A) (C)	500	442

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	175

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A) (C)	$3,000	$564
Covenant Credit Partners CLO I, Ser 2014-1A, Cl C
3.237%, 07/20/2026 (A) (C)	500	431
DIVCORE CLO, Ser 2013-1A, Cl B
4.331%, 11/15/2032	750	748
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl SUB
0.000%, 04/15/2027 (A)	1,100	759
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.000%, 04/15/2027 (A)	1,000	895
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl SUB
0.000%, 10/15/2027 (A)	1,600	1,216
Dryden XXIII Senior Loan Fund, Ser 2014-23A, Cl BR
3.271%, 07/17/2023 (A) (C)	1,750	1,689
Duane Street CLO IV, Ser 2007-4A, Cl D
2.612%, 11/14/2021 (A) (C)	1,850	1,778
Fifth Street SLF II, Ser 2015-2A, Cl A2
3.139%, 09/29/2027 (A) (C)	1,000	979
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (A)	1,000	350
Fortress Credit Funding V, Ser 2015-5A, Cl BR
4.012%, 08/15/2022 (A) (C)	2,000	1,963
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
3.573%, 04/28/2026 (A) (C)	2,500	2,378
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
4.167%, 10/15/2026 (A) (C)	2,250	2,157
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
5.117%, 10/15/2026 (A) (C)	1,000	884
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
5.635%, 10/10/2026 (A) (C)	1,000	858
Galaxy XIX CLO, Ser 2015-19A, Cl COMB
0.000%, 01/24/2027 (A)	1,000	867
Gallatin CLO VII, Ser 2014-1A, Cl D
4.081%, 07/15/2023 (A) (C)	500	469
Garrison Funding CLO, Ser 2013-2A, Cl B
5.019%, 09/25/2023 (A) (C)	250	246
Golub Capital Partners CLO, Ser 2014-18A, Cl C
3.820%, 04/25/2026 (A) (C)	600	575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.320%, 04/25/2026 (A) (C)	$300	$270
Golub Capital Partners CLO, Ser 2014-21A, Cl C
3.620%, 10/25/2026 (A) (C)	1,200	1,134
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.083%, 02/05/2027 (A) (C)	2,000	1,900
Golub Capital Partners CLO, Ser 2015-25A, Cl C
4.138%, 08/05/2027 (A) (C)	1,000	942
Gramercy Park CLO, Ser 2012-1A, Cl SUB
2.092%, 07/17/2023 (A)	1,100	480
Gramercy Park CLO, Ser 2014-1A, Cl CR
4.365%, 07/17/2023 (A) (C)	600	564
Gramercy Real Estate, Ser 2007-1A, Cl A1
0.898%, 08/15/2056 (A) (C)	3,284	2,890
Grayson CLO, Ser 2006-1A, Cl A2
0.739%, 11/01/2021 (A) (C)	700	642
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	1,000	617
Great Lakes CLO, Ser 2014-1A, Cl C
4.021%, 04/15/2025 (A) (C)	2,500	2,408
Great Lakes CLO, Ser 2014-1A, Cl D
4.521%, 04/15/2025 (A)(C)	500	452
Greywolf CLO III, Ser 2014-1A, Cl B
3.170%, 04/22/2026 (A) (C)	750	724
Halcyon Loan Investors CLO II, Ser 2007-2A, Cl C
1.720%, 04/24/2021 (A) (C)	500	469
Helios Series I Multi Asset, Ser 2001-1A, Cl B
1.586%, 12/13/2036 (A) (C)	886	869
Highland Park I, Ser 2006-1A, Cl A1
0.959%, 11/25/2051 (A) (C)	529	500
Kingsland CLO III, Ser 2006-3A, Cl C1
1.982%, 08/24/2021 (A) (C)	1,350	1,238
KKR CLO 12, Ser 2015-12, Cl C
3.283%, 07/15/2027 (A) (C)	1,000	909
KVK CLO, Ser 2013-1A, Cl SUB
0.000%, 04/14/2025 (A)	3,500	1,298
KVK CLO, Ser 2014-1A, Cl C
3.262%, 05/15/2026 (A) (C)	1,000	837
KVK CLO, Ser 2014-2A, Cl C
3.321%, 07/15/2026 (A) (C)	1,000	915

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lime Street CLO, Ser 2007-1A, Cl D
3.070%, 06/20/2021 (A) (C)	$750	$697
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A) (C)	750	—
Marathon CLO VI, Ser 2014-6A, Cl B
3.468%, 05/13/2025 (A) (C)	1,000	860
MCF CLO III, Ser 2014-3A, Cl D
3.462%, 01/20/2024 (A) (C)	250	219
MCF CLO IV, Ser 2014-1A, Cl E
6.197%, 10/15/2025 (A) (C)	500	404
Mountain Hawk II CLO, Ser 2013-2A, Cl C
2.917%, 07/22/2024 (A) (C)	1,000	835
Mountain Hawk II CLO, Ser 2013-2A, Cl D
3.467%, 07/22/2024 (A) (C)	1,000	794
MT Wilson CLO II, Ser 2007-2A, Cl D
3.071%, 07/11/2020 (A) (C)	3,000	2,730
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
3.620%, 07/25/2025 (A) (C)	1,000	945
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.570%, 07/25/2025 (A) (C)	750	639
Newstar Commercial Loan Trust, Ser 2007-1A, Cl C
1.936%, 09/30/2022 (A) (C)	500	482
Newstar Trust, Ser 2012-2A, Cl D
6.874%, 01/20/2023 (A) (C)	500	487
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
0.798%, 02/01/2041 (A) (C)	1,000	963
N-Star VIII, Ser 2006-8A, Cl A1
0.513%, 02/01/2041	671	659
Oaktree EIF II, Ser 2014-A2, Cl C
3.817%, 11/15/2025 (A) (C)	1,000	930
OCP CLO, Ser 2014-6A, Cl B
3.720%, 07/17/2026 (A) (C)	1,000	964
Octagon Loan Funding, Ser 2014-1A, Cl SUB
0.000%, 11/18/2026 (A)	1,000	514
Palmer Square CLO, Ser 2014-1A, Cl C
4.165%, 10/17/2022 (A) (C)	2,000	1,825
Palmer Square CLO, Ser 2014-1A, Cl B
2.865%, 10/17/2022 (A) (C)	1,000	963
Primus CLO II, Ser 2007-2A, Cl C
1.239%, 07/15/2021 (A) (C)	1,500	1,387
Putnam Structured Product Funding, Ser 2002-1A, Cl A2
1.109%, 01/10/2038 (A) (C)	910	872
Race Point CLO, Ser 2014-5A, Cl DR
4.262%, 12/15/2022 (A) (C)	1,600	1,531

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.762%, 11/20/2046 (C)	$1,774	$1,651
Shackleton CLO, Ser 2012-2A, Cl D
4.674%, 10/20/2023 (A) (C)	1,000	895
Steele Creek CLO, Ser 2014-1A, Cl C
3.578%, 08/21/2026 (A) (C)	500	462
Symphony CLO XI, Ser 2013-11A, Cl D
4.315%, 01/17/2025 (A) (C)	1,000	930
Telos CLO, Ser 2013-3A, Cl D
4.565%, 01/17/2024 (A) (C)	1,050	899
Telos CLO, Ser 2014-6A, Cl C
3.315%, 01/17/2027 (A) (C)	3,000	2,805
TICP CLO II, Ser 2014-2A, Cl B
3.317%, 07/20/2026 (A) (C)	600	554
Treman Park CLO, Ser 2015-1A, Cl COM
0.457%, 04/20/2027 (A)	3,000	2,603
Venture XIV CLO, Ser 2013-14A, Cl C
3.162%, 08/28/2025 (A) (C)	500	481
Venture XV CLO, Ser 2013-15A, Cl C
3.421%, 07/15/2025 (A) (C)	250	237
Vibrant CLO II, Ser 2013-2A, Cl B
3.070%, 07/24/2024 (A) (C)	1,000	910
West CLO, Ser 2013-1A, Cl B
3.244%, 11/07/2025 (A) (C)	1,000	823
West CLO, Ser 2013-1A, Cl SUB
0.000%, 11/07/2025 (A)	1,350	205

Total Collateralized Debt Obligations (Cost $113,139) ($ Thousands)		95,411

ASSET-BACKED SECURITIES — 13.3%

Credit Cards — 0.0%
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.128%, 12/15/2049 (A)	130	103

Mortgage Related Securities — 0.2%
GSAA Home Equity Trust, Ser 2005-10, Cl M4
1.080%, 06/25/2035 (C)	950	869
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.683%, 09/25/2036 (C)	580	322
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
1.227%, 02/25/2035 (C)	261	215

		1,406

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	177

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 0.5%
GS Mortgage Securities Trust 2016-ICE2, Ser ICE2, Cl E
8.938%, 02/15/2033 (A) (C)	$3,300	$3,301

Other Asset-Backed Securities — 12.6%
AASET, Ser 2014-1, Cl B
7.375%, 12/15/2029 (C)	4,745	4,703
AASET, Ser 2014-1, Cl A
5.125%, 12/15/2029 (C)	4,971	4,785
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.713%, 03/25/2036 (C)	1,555	1,400
Acis CLO 2013-1, Ser 2013-1A, Cl ACOM
1.847%, 04/18/2024 (A) (C)	1,000	944
Acis CLO 2013-2, Ser 2013-2A, Cl A
1.124%, 10/14/2022 (A) (C)	540	533
ACIS CLO 2014-4, Ser 2014-4A, Cl A
2.036%, 05/01/2026 (A) (C)	500	490
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (A)	923	914
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.986%, 03/15/2019 (A) (C)	1,341	335
ALM VI, Ser 2012-6A, Cl SUB
0.000%, 06/14/2023 (A)	500	335
ALM VII, Ser 2013-7RA, Cl C
3.770%, 04/24/2024 (A) (C)	1,250	1,146
ALM XIV, Ser 2014-14A, Cl C
3.773%, 07/28/2026 (A) (C)	1,250	1,094
ALM XIV, Ser 2014-14A, Cl B
3.273%, 07/28/2026 (A) (C)	1,000	967
Anchorage Capital CLO 4, Ser 2014-4A, Cl A1A
2.071%, 07/28/2026 (A) (C)	300	297
Anchorage Capital CLO 6, Ser 2015-6A, Cl A1
2.162%, 04/15/2027 (A) (C)	750	740
Avalon IV Capital, Ser 2014-1A, Cl DR
4.165%, 04/17/2023 (A) (C)	750	684
Bank of America Student Loan Trust 2010-1, Ser 2010-1A, Cl A
1.419%, 04/25/2020 (A) (C)	373	363
Bayview Opportunity Master Fund IIIa Trust 2014-16RPL, Ser 2014-16RP, Cl A
3.840%, 11/28/2016 (A)	1,302	1,297
Brad, Ser 2014-1, Cl B
5.438%, 03/12/2026 (H)	913	922

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CIFC Funding, Ser 2014-1A, Cl C
3.420%, 04/18/2025 (A) (C)	$750	$699
CIFC Funding, Ser 2014-1A, Cl A3R
3.688%, 08/14/2024 (A) (C)	1,000	975
CIFC Funding, Ser 2014-3X
0.000%, 07/22/2026	2,000	910
CIT Education Loan Trust 2005-1, Ser 2005-1, Cl A3
0.754%, 03/15/2026 (C)	1,164	1,151
Connecticut Valley Structured Credit CDO III, Ser 2006-3A, Cl B2
6.676%, 03/23/2023 (A)	35	35
Duane Street CLO IV, Ser 2007-4A, Cl A1R
0.878%, 11/14/2021 (A) (C)	1,255	1,234
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (A)	4,509	4,396
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (A)	1,194	1,211
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.773%, 01/25/2036 (C)	500	440
Fortress Credit Investments IV, Ser 2015-4A, Cl D
3.815%, 07/17/2023 (A) (C)	1,000	901
GCAT, Ser 2014-2, Cl A1
3.721%, 10/25/2019 (A)	4,559	4,525
GCAT, Ser 2015-1, Cl A1
3.625%, 05/26/2020 (A)	1,387	1,376
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.906%, 07/25/2030 (C)	1,633	1,577
Halcyon Loan Advisors Funding 2013-1, Ser 2013-1A, Cl A1
1.772%, 04/15/2025 (A) (C)	500	490
Halcyon Loan Advisors Funding 2014-1, Ser 2014-1A, Cl A1
2.150%, 04/18/2026 (A) (C)	650	643
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.618%, 08/15/2023 (A) (C)	500	447
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.420%, 12/20/2024 (A) (C)	500	439
Kingsland IV, Ser 2007-4A, Cl D
1.767%, 04/16/2021 (A) (C)	500	439
LCM X, Ser 2014-10A, Cl DR
4.070%, 04/15/2022 (A) (C)	1,000	970
Lehman XS Trust, Ser 2007-2N, Cl 2A
0.613%, 02/25/2037 (C)	93	62

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Long Beach Mortgage Loan Trust 2006-5, Ser 2006-5, Cl 2A3
0.690%, 06/25/2036 (C)	$3,104	$1,286
Nationstar HECM Loan Trust, Ser 2015-1A, Cl A
3.844%, 05/25/2018 (A)	1,241	1,235
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.000%, 07/25/2023 (A)	3,200	1,373
Newstar Commercial Loan Funding, Ser 2013-1A, Cl D
5.119%, 09/20/2023 (A) (C)	600	555
Newstar Commercial Loan Funding, Ser 2013-1A, Cl E
5.870%, 09/20/2023 (A) (C)	250	238
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
3.917%, 04/20/2025 (A) (C)	1,500	1,437
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
5.067%, 04/20/2025 (A) (C)	750	691
Newstar Commercial Loan Funding, Ser 2015-1A, Cl C
4.167%, 01/20/2027 (A) (C)	1,000	909
Northwoods Capital XIV, Ser 2014-14A, Cl B
2.816%, 11/12/2025 (A) (C)	1,500	1,436
Northwoods Capital XIV, Ser 2014-14A, Cl C
3.706%, 11/12/2025 (A) (C)	1,500	1,394
NRPL Trust, Ser 2014-2A, Cl A1
3.750%, 10/25/2057 (A) (C)	934	924
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (A)	2,560	2,554
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/2055 (A)	2,114	2,100
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.165%, 01/19/2025 (A) (C)	500	457
Octagon Investment Partners XX, Ser 2014-1A, Cl E
5.868%, 08/12/2026 (A) (C)	2,750	2,073
OFSI Fund VI, Ser 2014-6A, Cl A1
1.652%, 03/20/2025 (A) (C)	650	634
OFSI Fund VII, Ser 2014-7A, Cl A
1.960%, 10/18/2026 (A) (C)	601	582
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.474%, 10/20/2025 (A)	2,000	1,636
OHA Credit Partners VII, Ser 2012-7A, Cl D
4.370%, 11/20/2023 (A) (C)	1,000	916

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
OZLM Funding V, Ser 2013-5A, Cl B
3.315%, 01/17/2026 (A) (C)	$750	$725
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
1.562%, 07/01/2024 (C)	1,464	1,450
Sound Point CLO VI, Ser 2014-2A, Cl A1
1.984%, 10/20/2026 (A) (C)	400	395
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.563%, 02/25/2037 (C)	1,850	1,607
Triaxx Prime, Ser 2006-2A, Cl A1A
0.700%, 10/02/2039 (A) (C)	6,400	5,968
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/15/2048 (A)	997	966
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/2048 (A)	614	603
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.573%, 07/25/2037 (A) (C)	784	655
WhiteHorse VIII, Ser 2014-1A, Cl C
3.366%, 05/01/2026 (A) (C)	1,000	890
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A)	1,509	1,469

		82,027

Total Asset-Backed Securities (Cost $90,167) ($ Thousands)		86,837

MORTGAGE-BACKED SECURITIES — 8.3%

Non-Agency Mortgage-Backed Obligations — 8.3%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.673%, 07/25/2037 (C)	1,171	726
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.623%, 12/25/2046 (C)	15	10
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
1.022%, 02/25/2047 (C)	5,000	2,741
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.833%, 03/25/2046 (C)	1,639	1,304
Bank of America Funding, Ser 2013-R1, Cl A5
0.647%, 11/03/2041 (A) (C)	6,060	5,608

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	179

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052 (A)	$979	$988
CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Cl EPA
4.677%, 12/15/2027 (A) (C)	4,000	3,974
Chase Mortgage Finance, Ser 2006-S3, Cl 1A2
6.000%, 11/25/2036	5	4
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.583%, 01/25/2025 (C)	300	302
GE Business Loan Trust, Ser 2007-1, Cl C
0.886%, 04/16/2035 (A) (C)	1,694	1,480
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.723%, 02/25/2036 (C)	1,848	1,423
GreenPoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.513%, 02/25/2047 (C)	502	492
HarborView Mortgage Loan Trust, Ser 2006-14, Cl 2A1A
0.580%, 01/25/2047 (C)	4,894	3,617
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
0.643%, 07/25/2046 (C)	1,273	981
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.623%, 11/25/2046 (C)	3,501	2,698
Lehman XS Trust, Ser 2007-15N, Cl 2A1
0.677%, 08/25/2037 (C)	2,159	1,638
LSTAR Securities Investment Trust, Ser 2015-1, Cl A
2.426%, 01/01/2020 (A)(C)	3,833	3,761
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.636%, 02/25/2046 (C)	4,641	2,996
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
0.932%, 06/26/2036 (A) (C)	893	604
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/2030 (A)	3,800	3,676
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.879%, 08/27/2047 (A) (C)	2,649	2,577
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
0.855%, 03/26/2036 (A) (C)	1,112	988

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
RALI Series Trust, Ser 2006-QO2, Cl A2
0.703%, 02/25/2046 (C)	$2,033	$836
RALI Series Trust, Ser 2007-QO2, Cl A1
0.583%, 02/25/2047 (C)	1,633	850
Resource Capital, Ser 2015-CRE3, Cl D
4.430%, 03/15/2032 (A) (C)	1,000	953
Resource Capital, Ser 2015-CRE4, Cl B
3.427%, 08/15/2032 (A) (C)	1,000	870
SRERS Funding, Ser 2011-RS, Cl A1B1
0.679%, 05/09/2046 (A) (C)	1,679	1,606
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-8, Cl A6
4.654%, 10/25/2036	1,302	767
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
1.162%, 11/25/2046 (C)	7,304	4,924
Wells Fargo Alternative Loan Trust, Ser 2007-PA3, Cl 3A1
6.250%, 07/25/2037	8	7
Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, Ser 2005-AR12, Cl 2A5
2.841%, 06/25/2035 (C)	655	664

Total Mortgage-Backed Securities (Cost $57,225) ($ Thousands)		54,065

COMMON STOCK — 8.2%

Consumer Discretionary — 1.1%
Advance Auto Parts	225	36
Amazon.com, Cl A*	1,131	671
Autonation*	202	9
Autozone*	88	70
Bed Bath & Beyond*	469	23
Best Buy	921	30
BorgWarner	699	27
Cablevision Systems, Cl A	602	20
CarMax*	624	32
Carnival	1,315	69
CBS, Cl B	1,248	69
Cengage Learning Holdings II*	5,114	97
Chipotle Mexican Grill, Cl A*	88	41
Coach	851	34
Comcast, Cl A	7,104	434
Darden Restaurants	325	22
Delphi Automotive	805	60
Discovery Communications, Cl A*	406	12

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Discovery Communications, Cl C*	778	$21
Dollar General	866	74
Dollar Tree*	675	56
DR Horton	919	28
Expedia	338	36
Ford Motor	11,506	155
GameStop, Cl A	298	9
Gap	712	21
Garmin	320	13
General Motors	4,070	128
Genuine Parts	438	44
Goodyear Tire & Rubber	836	28
H&R Block	703	19
Hanesbrands	1,086	31
Harley-Davidson, Cl A	544	28
Harman International Industries, Cl A	228	20
Hasbro	348	28
Home Depot	3,687	492
Interpublic Group	1,157	27
Johnson Controls	1,853	72
Kohl’s	589	27
L Brands	732	64
Leggett & Platt	367	18
Lennar, Cl A	492	24
Lowe’s	2,674	203
Macy’s	913	40
Marriott International, Cl A	554	39
Mattel	1,041	35
McDonald’s	2,647	333
Michael Kors Holdings*	521	30
Mohawk Industries*	186	36
NetFlix*	1,228	126
Newell Rubbermaid, Cl B	821	36
News, Cl A	1,254	16
News, Cl B	191	3
Nike, Cl B	3,937	242
Nordstrom	377	22
Omnicom Group	699	58
O’Reilly Automotive*	282	77
Priceline Group*	145	187
PulteGroup	877	16
PVH	225	22
Ralph Lauren, Cl A	168	16
Ross Stores	1,164	67
Royal Caribbean Cruises	493	40
Scripps Networks Interactive, Cl A	303	20
Signet Jewelers	231	29
Staples	2,024	22
Starbucks	4,330	258
Starwood Hotels & Resorts Worldwide	515	43
Target, Cl A	1,771	146
TEGNA	592	14

Description	Shares	Market Value ($ Thousands)
Tiffany	302	$22
Time Warner	2,298	167
Time Warner Cable, Cl A	835	171
TJX	1,924	151
Tractor Supply	408	37
TripAdvisor*	307	20
Twenty-First Century Fox, Cl A	3,343	93
Twenty-First Century Fox, Cl B	1,200	34
Under Armour, Cl A*	544	46
Urban Outfitters*	276	9
VF	967	63
Viacom, Cl B	1,007	42
Walt Disney	4,424	439
Whirlpool	218	39
Wyndham Worldwide	329	25
Wynn Resorts	220	21
Yum! Brands	1,166	95

		6,869

Consumer Staples — 0.8%
Altria Group	5,708	358
Archer-Daniels-Midland	1,690	61
Brown-Forman, Cl B	294	29
Campbell Soup	550	35
Church & Dwight	400	37
Clorox	371	47
Coca-Cola	11,380	528
Coca-Cola Enterprises	594	30
Colgate-Palmolive	2,578	182
ConAgra Foods	1,248	56
Constellation Brands, Cl A	498	75
Costco Wholesale	1,278	202
CVS Health	3,225	335
Dr Pepper Snapple Group	549	49
Estee Lauder, Cl A	663	63
General Mills	1,709	108
Hershey	421	39
Hormel Foods	792	34
JM Smucker	347	45
Kellogg	736	56
Kimberly-Clark	1,043	140
Kraft Heinz	1,709	134
Kroger	2,798	107
McCormick	349	35
Mead Johnson Nutrition, Cl A	542	46
Molson Coors Brewing, Cl B	525	51
Mondelez International, Cl A	4,643	186
Monster Beverage*	433	58
PepsiCo	4,238	434
Philip Morris International	4,507	442
Procter & Gamble	7,769	640
Reynolds American	2,382	120
SYSCO, Cl A	1,506	70
Tyson Foods, Cl A	855	57
Walgreens Boots Alliance	2,544	214
Wal-Mart Stores	4,570	313

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	181

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Whole Foods Market	1,039	$32

		5,448

Energy — 0.6%
Anadarko Petroleum, Cl A	1,461	68
Apache	1,098	54
Baker Hughes	1,237	54
Breitburn Energy Partners* (H)	60,394	132
Cabot Oil & Gas	1,398	32
California Resources	1	—
Cameron International*	582	39
Chesapeake Energy	1,199	5
Chevron	5,518	526
Cimarex Energy	282	27
Columbia Pipeline Group	1,157	29
Concho Resources*	359	36
ConocoPhillips	3,648	147
Devon Energy	1,549	43
Diamond Offshore Drilling	230	5
EOG Resources	1,580	115
EQT	452	30
Exxon Mobil	12,152	1,016
FMC Technologies*	634	17
Halliburton	2,439	87
Helmerich & Payne	337	20
Hess	795	42
Kinder Morgan	5,230	93
Marathon Oil	2,532	28
Marathon Petroleum	1,531	57
Murphy Oil	473	12
National Oilwell Varco, Cl A	1,055	33
Newfield Exploration *	507	17
Noble Energy	1,262	40
Occidental Petroleum	2,195	150
Oneok	584	18
Phillips 66	1,365	118
Pioneer Natural Resources	465	66
Range Resources	466	15
Schlumberger, Cl A	3,676	271
Southwestern Energy*	1,040	8
Spectra Energy	1,916	59
Tesoro	335	29
Transocean	908	8
Valero Energy	1,373	88
Williams	1,927	31

		3,665

Financials — 1.4%
Affiliated Managers Group*	155	25
Aflac	1,227	77
Allstate	1,113	75
American Express	2,405	148
American International Group	3,323	180
American Tower, Cl A‡	1,217	125

Description	Shares	Market Value ($ Thousands)
Ameriprise Financial	500	$47
Aon	787	82
Apartment Investment & Management, Cl A‡	493	21
Assurant	193	15
AvalonBay Communities‡	393	75
Bank of America	30,298	410
Bank of New York Mellon	3,141	116
BB&T	2,220	74
Berkshire Hathaway, Cl B*	5,485	778
BlackRock	363	124
Boston Properties‡	442	56
California Republic Bancorp*	48,000	1,208
Capital One Financial	1,529	106
CBRE Group, Cl A*	870	25
Charles Schwab	3,443	96
Chubb	1,359	162
Cincinnati Financial	417	27
Citigroup	8,611	360
Citizens Financial Group	1,500	31
CME Group	972	93
Comerica	494	19
Crown Castle International‡	959	83
Discover Financial Services	1,229	63
E*Trade Financial*	923	23
Equinix‡	197	65
Equity Residential‡	1,036	78
Essex Property Trust‡	199	47
Extra Space Storage‡	376	35
Federal Realty Investment Trust‡	200	31
Fifth Third Bancorp	2,307	39
Franklin Resources	1,138	44
General Growth Properties‡	1,675	50
Goldman Sachs Group	1,160	182
Hartford Financial Services Group	1,185	55
HCP‡	1,341	44
Host Hotels & Resorts‡	2,097	35
Huntington Bancshares	2,246	21
Intercontinental Exchange	341	80
Invesco	1,188	37
Iron Mountain‡	593	20
JPMorgan Chase	10,696	633
KeyCorp	2,575	28
Kimco Realty‡	1,261	36
Legg Mason	267	9
Leucadia National	1,070	17
Lincoln National	766	30
Loews	787	30
M&T Bank	463	51
Macerich‡	364	29
Marsh & McLennan	1,488	90
McGraw-Hill	773	77
MetLife	3,195	140
Moody’s	499	48

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Morgan Stanley	4,524	$113
Nasdaq, Cl A	311	21
Navient	961	12
Northern Trust	629	41
People’s United Financial	856	14
PNC Financial Services Group	1,460	123
Principal Financial Group, Cl A	798	31
Progressive	1,684	59
ProLogis‡	1,507	67
Prudential Financial	1,282	93
Public Storage‡	436	120
Realty Income‡	749	47
Regions Financial	3,999	31
Simon Property Group‡	905	188
SL Green Realty‡	306	30
State Street	1,159	68
SunTrust Banks	1,472	53
Synchrony Financial*	2,367	68
T. Rowe Price Group	722	53
Torchmark, Cl A	340	18
Travelers	869	101
UDR‡	800	31
Unum Group	694	21
US Bancorp	4,804	195
Ventas‡	949	60
Vornado Realty Trust‡	511	48
Wells Fargo	13,504	653
Welltower‡	1,005	70
Weyerhaeuser‡	2,273	70
Willis Towers Watson	413	49
XL Group, Cl A	869	32
Zions Bancorporation	574	14

		9,399

Health Care — 1.1%
Abbott Laboratories	4,288	179
AbbVie	4,766	272
Aetna, Cl A	1,002	113
Agilent Technologies	962	38
Alexion Pharmaceuticals*	648	90
Allergan*	1,159	311
AmerisourceBergen	556	48
Amgen, Cl A	2,208	331
Anthem	747	104
Baxalta	1,974	80
Baxter International	1,556	64
Becton Dickinson	602	91
Biogen*	641	167
Boston Scientific*	3,817	72
Bristol-Myers Squibb	4,903	313
C.R. Bard	213	43
Cardinal Health	946	78
Celgene, Cl A*	2,292	229
Centene*	500	31

Description	Shares	Market Value ($ Thousands)
Cerner*	880	$47
Cigna	737	101
DaVita HealthCare Partners*	489	36
DENTSPLY SIRONA	709	44
Edwards Lifesciences, Cl A*	645	57
Eli Lilly	2,850	205
Endo International*	597	17
Express Scripts Holding*	1,944	134
Gilead Sciences	3,979	366
HCA Holdings*	905	71
Henry Schein*	251	43
Hologic*	700	24
Humana	422	77
Illumina*	421	68
Intuitive Surgical*	107	64
Johnson & Johnson	8,077	874
Laboratory Corp of America Holdings*	280	33
Mallinckrodt*	347	21
McKesson	661	104
Medtronic	4,097	307
Merck	8,126	430
Mylan*	1,174	54
Patterson	243	11
PerkinElmer	309	15
Perrigo	415	53
Pfizer	17,724	525
Quest Diagnostics	442	32
Regeneron Pharmaceuticals*	223	80
St. Jude Medical	850	47
Stryker	908	97
Tenet Healthcare*	269	8
Thermo Fisher Scientific	1,147	162
UnitedHealth Group	2,790	360
Universal Health Services, Cl B	269	34
Varian Medical Systems*	279	22
Vertex Pharmaceuticals*	699	56
Waters*	250	33
Zimmer Biomet Holdings	514	55
Zoetis, Cl A	1,317	58

		7,479

Industrials — 0.8%
3M	1,794	299
ADT, Cl A	464	19
Allegion	276	18
American Airlines Group	1,793	74
Ametek	699	35
Boeing	1,838	233
C.H. Robinson Worldwide	437	33
Caterpillar, Cl A	1,722	132
Cintas	270	24
CSX	2,785	72
Cummins	492	54

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	183

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Danaher, Cl A	1,763	$167
Deere	896	69
Delta Air Lines, Cl A	2,260	110
Dover	478	31
Dun & Bradstreet	101	10
Eaton	1,326	83
Emerson Electric	1,881	102
Equifax	360	41
Expeditors International of Washington	532	26
Fastenal, Cl A	845	41
FedEx	752	122
Flowserve	405	18
Fluor	446	24
General Dynamics	854	112
General Electric	27,408	871
Honeywell International	2,248	252
Illinois Tool Works	940	96
Ingersoll-Rand	783	49
Jacobs Engineering Group*	348	15
JB Hunt Transport Services	259	22
Kansas City Southern	326	28
L-3 Communications Holdings	228	27
Lockheed Martin	760	168
Masco	975	31
Nielsen Holdings	1,046	55
Norfolk Southern	858	71
Northrop Grumman	522	103
PACCAR	1,044	57
Parker-Hannifin, Cl A	391	44
Pentair	558	30
Pitney Bowes	554	12
Quanta Services*	532	12
Raytheon	865	106
Republic Services	673	32
Robert Half International	380	18
Rockwell Automation	386	44
Rockwell Collins	387	36
Roper Technologies	302	55
Ryder System	144	9
Snap-on	161	25
Southwest Airlines, Cl A	1,869	84
Stanley Black & Decker	440	46
Stericycle, Cl A*	250	32
Textron	843	31
Tyco International	1,215	45
Union Pacific	2,495	199
United Continental Holdings*	1,072	64
United Parcel Service, Cl B	2,033	214
United Rentals*	302	19
United Technologies	2,270	227
Verisk Analytics, Cl A*	472	38
Waste Management	1,193	70
WW Grainger	175	41

Description	Shares	Market Value ($ Thousands)
Xylem	483	$20

		5,347

Information Technology — 1.7%
Accenture, Cl A	1,826	211
Activision Blizzard	1,450	49
Adobe Systems*	1,434	135
Akamai Technologies*	546	30
Alliance Data Systems*	177	39
Alphabet, Cl A*	857	654
Alphabet, Cl C*	870	648
Amphenol, Cl A	886	51
Analog Devices	904	54
Apple	16,176	1,763
Applied Materials	3,272	69
Autodesk, Cl A*	656	38
Automatic Data Processing	1,326	119
Broadcom	1,094	169
CA	870	27
Cisco Systems	14,770	421
Citrix Systems*	427	34
Cognizant Technology Solutions, Cl A*	1,739	109
Corning, Cl B	3,150	66
CSRA	385	10
eBay*	3,142	75
Electronic Arts*	893	59
EMC	5,748	153
F5 Networks, Cl A*	200	21
Facebook, Cl A*	6,719	767
Fidelity National Information Services, Cl B	797	50
First Solar*	218	15
Fiserv, Cl A*	657	67
Flir Systems	394	13
Harris	367	29
Hewlett Packard Enterprise	5,132	91
HP	5,132	63
Intel	13,728	444
International Business Machines	2,580	391
Intuit	755	79
Juniper Networks	1,049	27
KLA-Tencor	445	32
Lam Research	461	38
Linear Technology	729	32
MasterCard, Cl A	2,888	273
Microchip Technology	628	30
Micron Technology*	3,121	33
Microsoft	23,184	1,280
Motorola Solutions	473	36
NetApp	795	22
Nvidia	1,469	52
Oracle, Cl B	9,253	379
Paychex	922	50

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
PayPal Holdings*	3,188	$123
Qorvo*	400	20
Qualcomm	4,334	222
Red Hat*	530	39
salesforce.com*	1,864	138
SanDisk	577	44
Seagate Technology	836	29
Skyworks Solutions	557	43
Symantec, Cl A	1,973	36
TE Connectivity	1,110	69
Teradata*	402	11
Texas Instruments	2,916	167
Total System Services	530	25
VeriSign*	283	25
Visa, Cl A	5,663	433
Western Digital	704	33
Western Union	1,394	27
Xerox	2,716	30
Xilinx	780	37
Yahoo!*	2,476	91

		10,939

Materials — 0.2%
Air Products & Chemicals	557	80
Airgas	192	27
Alcoa	3,789	36
Avery Dennison	247	18
Ball	421	30
CF Industries Holdings	718	23
Dow Chemical, Cl A	3,232	164
E.I. Du Pont de Nemours	2,519	160
Eastman Chemical	457	33
Ecolab	764	85
FMC	378	15
Freeport-McMoRan, Cl B	3,797	39
International Flavors & Fragrances	223	25
International Paper	1,247	51
LyondellBasell Industries, Cl A	1,025	88
Martin Marietta Materials, Cl A	195	31
Mirabela Nickel* (H)	597,236	—
Monsanto	1,264	111
Mosaic	1,082	29
Newmont Mining	1,594	42
Nucor	924	44
Owens-Illinois*	471	8
PPG Industries	766	86
Praxair	819	94
Sealed Air	570	27
Sherwin-Williams, Cl A	226	64
Vulcan Materials	390	41
WestRock	707	28

		1,479

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.2%
AT&T	18,012	$705
CenturyTel	1,555	50
Frontier Communications	3,318	19
Level 3 Communications*	873	46
Verizon Communications	11,932	645

		1,465

Utilities — 0.3%
AES	1,824	21
AGL Resources	373	24
Ameren	740	37
American Electric Power	1,411	94
American Water Works	500	34
Centerpoint Energy	1,193	25
CMS Energy	845	36
Consolidated Edison	836	64
Dominion Resources	1,711	129
DTE Energy	541	49
Duke Energy	2,031	164
Edison International	937	67
Entergy	521	41
Eversource Energy	948	55
Exelon	2,710	97
FirstEnergy	1,278	46
NextEra Energy	1,359	161
NiSource	961	23
NRG Energy	935	12
PG&E	1,410	84
Pinnacle West Capital	318	24
PPL	1,907	73
Public Service Enterprise Group	1,454	69
SCANA	403	28
Sempra Energy	669	70
Southern	2,698	140
TECO Energy	648	18
WEC Energy Group	906	54
Xcel Energy	1,511	63

		1,802

Total Common Stock (Cost $51,582) ($ Thousands)		53,892

SOVEREIGN DEBT — 6.2%
Angolan Government International Bond
9.500%, 11/12/2025	$200	182
Argentine Republic Government International Bond
8.280%, 12/31/2033 (B)	182	218
8.280%, 12/31/2033 (B)	112	131
7.820%, 12/31/2033 (B)	130	164
2.500%, 12/31/2038 (B) (D)	320	214
0.000%, 12/15/2035 (C)	1,870	216

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	185

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Armenia International Bond
7.150%, 03/26/2025	$200	$197
Brazilian Government International Bond
6.000%, 04/07/2026	210	213
4.250%, 01/07/2025	610	560
Chile Government International Bond
3.125%, 01/21/2026	920	930
Colombia Government International Bond
4.500%, 01/28/2026	2,480	2,536
3.875%, 03/22/2026	190	218
Costa Rica Government International Bond
7.158%, 03/12/2045	880	796
7.000%, 04/04/2044	200	181
Croatia Government International Bond
6.625%, 07/14/2020	940	1,033
Dominican Republic International Bond
6.850%, 01/27/2045 (A)	4,100	4,059
6.850%, 01/27/2045	130	129
5.875%, 04/18/2024	3,090	3,167
Ecuador Government International Bond
7.950%, 06/20/2024	450	373
El Salvador Government International Bond
7.650%, 06/15/2035	850	744
Gabon Government International Bond
6.950%, 06/16/2025	530	441
Ghana Government International Bond
8.125%, 01/18/2026	560	440
7.875%, 08/07/2023	200	158
Guatemala Government Bond
5.750%, 06/06/2022	700	763
Honduras Government International Bond
7.500%, 03/15/2024	630	666
Hungary Government International Bond
6.250%, 01/29/2020	1,430	1,590
5.750%, 11/22/2023	550	626
Indonesia Government International Bond MTN
4.750%, 01/08/2026	2,000	2,098
3.375%, 07/30/2025	310	352
Ivory Coast Government International Bond
5.750%, 12/31/2032	200	184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025	$890	$920
Kenya Government International Bond
6.875%, 06/24/2024 (A)	4,045	3,813
6.875%, 06/24/2024	500	471
Mexico Government International Bond
4.600%, 01/23/2046	280	273
4.000%, 10/02/2023	1,660	1,739
Namibia International Bonds
5.250%, 10/29/2025	910	878
Nigeria Government International Bond
6.375%, 07/12/2023	200	184
Pakistan Government International Bond
8.250%, 09/30/2025	290	308
Paraguay Government International Bond
6.100%, 08/11/2044	350	357
5.000%, 04/15/2026 (A)	200	201
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)	330	330
Philippine Government International Bond
5.500%, 03/30/2026	200	250
Poland Government International Bond
3.250%, 04/06/2026	40	40
Russian Federal Bond - OFZ
8.500%, 09/17/2031	19,460	279
Serbia International Bond
7.250%, 09/28/2021	280	313
South Africa Government International Bond
6.250%, 03/08/2041	210	229
5.875%, 09/16/2025	960	1,039
Sri Lanka Government International Bond
6.850%, 11/03/2025	390	372
5.875%, 07/25/2022	940	885
Turkey Government International Bond
7.375%, 02/05/2025	1,300	1,558
4.875%, 10/09/2026	280	284
Venezuela Government International Bond
8.250%, 10/13/2024	10	3
7.750%, 10/13/2019	2,660	998

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Vietnam Government International Bond
4.800%, 11/19/2024	$400	$401
Zambia Government International Bond
8.970%, 07/30/2027	710	584
8.970%, 07/30/2027	200	166

Total Sovereign Debt (Cost $39,455) ($ Thousands)		40,454

COMMERCIAL PAPER (E) — 0.9%
Airgas
0.700%, 04/12/2016	3,500	3,499
Harley-Davidson Financial Services
0.570%, 04/07/2016	2,500	2,500

Total Commercial Paper (Cost $5,999) ($ Thousands)		5,999

PREFERRED STOCK*† — 0.7%

Financials — 0.0%
ALM Loan Funding, 0.000% (C)	392	263
GSC Partners Fund V, Ser 2004-5A, 0.000% (A) (C)	1,800	—
GSC Partners Fund V, Ser 2004-5I, 0.000% (C)	100	—
WhiteHorse II, 0.000% (A) (C)	11,000	—

		263

Industrials — 0.7%
Seaspan, 6.375%	175,014	4,333

Total Preferred Stock (Cost $5,977) ($ Thousands)		4,596

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds
2.875%, 08/15/2045	300	316
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2019	1,921	1,963
0.125%, 04/15/2020	1,922	1,962

Total U.S. Treasury Obligations (Cost $4,197) ($ Thousands)		4,241

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	1,192	973

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
0.733%, 10/25/2035 (C)	$1,492	$1,314

Total U.S. Government Agency Obligations (Cost $2,314) ($ Thousands)		2,287

MUNICIPAL BONDS — 0.1%

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 100
8.000%, 07/01/2035	610	419
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/22 @ 100
5.000%, 07/01/2033	25	16
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/18 @ 100
6.000%, 07/01/2038	55	37
Puerto Rico Sales Tax Financing Sales Tax Revenue, RB
5.500%, 08/01/2028	35	15
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB Callable 08/01/19 @ 100
6.000%, 08/01/2042	125	53
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB Callable 02/01/20 @ 100
5.500%, 08/01/2037	90	37
5.375%, 08/01/2039	960	394
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A-1, RB Callable 08/01/21 @ 100
5.000%, 08/01/2043	40	16
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser C, RB Callable 08/01/20 @ 100
5.250%, 08/01/2041	30	12

Total Municipal Bonds (Cost $1,013) ($ Thousands)		999

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	187

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)/Contracts	Market Value ($ Thousands)

CONVERTIBLE BOND — 0.0%
Mirabela Nickel
9.500%, 06/24/19 (A) (H)	$160	$42

Total Convertible Bond (Cost $160) ($ Thousands)		42

Total Investments — 92.5% (Cost $637,294) ($ Thousands)		$605,492

PURCHASED OPTIONS*††— 0.1%
August 2016, U.S. Call, CNH Put, Expires 08/20/2016,
Strike Price $6.66	11,500,000	123
August 2016, U.S. Call, SAR Put, Expires 08/20/2016,
Strike Price $3.78	11,500,000	41
June 2016 Puts on SPX, Expires 06/18/2016,
Strike Price $18.00	78	70
September 2016, EUR Put, DKK Call, Expires 09/17/2016,
Strike Price $7.45	19,216,980	57
September 2016, U.S. Call, TWD Put, Expires 09/17/2016,
Strike Price $32.48	5,800,000	89

Total Purchased Options (Cost $1,365) ($ Thousands)		$380

WRITTEN OPTIONS*††— (0.5)%
April 2016 Calls on SPX, Expires 04/16/2016 Strike Price $19.90	(84)	(666)
April 2016 Calls on SPX, Expires 04/16/2016 Strike Price $19.80	(266)	(2,367)
June 2016 Puts on SPX, Expires 06/18/2016 Strike Price $16.00	(78)	(20)

Total Written Options (Premiums Received $1,732) ($ Thousands)		$(3,053)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bond Index	(190)	Jun-2016	$(152)
S&P 500 Index E-MINI	190	Jun-2016	417
U.S. 10-Year Treasury Note	(34)	Jun-2016	(80)
U.S. 10-Year Treasury Note	18	Jun-2016	36
U.S. 2-Year Treasury Note	50	Jul-2016	15
U.S. 5-Year Treasury Note	104	Jun-2016	62
U.S. Long Treasury Bond	5	Jun-2016	15
U.S. Ultra Long Treasury Bond	(7)	Jun-2016	2

			$315

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
04/07/16-04/11/16	GBP	2,007	USD	2,856	$(29)
04/11/16-05/19/16	EUR	3,874	USD	4,340	(79)
05/10/16-06/23/16	MXP	69,991	USD	3,890	(176)
05/12/16	RUB	17,760	USD	226	(37)

					$(321)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(4,040)	$3,940	$(99)
Bank of New York (The)	(3,146)	3,008	(138)
Citigroup	(3,326)	3,280	(46)
JPMorgan Chase Bank	(356)	355	(1)
Morgan Stanley	(626)	558	(38)
State Street Global Markets, LLC	(139)	140	1

			$(321)

For the period ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	2.70%	3 Month USD - LIBOR	07/18/23	$600	$(2)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/18	7,150	(3)

					$(5)

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	U.S. Treasury Note 2.250%	6 Month - 0.40%	Asset Return	04/14/16	$331	$34,772
Bank of America	U.S. Treasury Note 2.250%	6 Month - 0.40%	Asset Return	04/14/16	(33,466)	(33,466)

						$1,306

A list of open centrally cleared swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.23%	3 Month USD-LIBOR	11/16/25	$1,350	$(83)
Bank of America	2.27%	3 Month USD-LIBOR	08/17/25	550	(33)
Bank of America	2.27%	3 Month USD-LIBOR	08/17/25	600	(36)
Morgan Stanley	2.00%	GBP -LIBOR - BBA EUR	06/15/26	180	—
Morgan Stanley	1.00%	EURIBOR - TELERATE	06/15/26	1,140	(5)
Morgan Stanley	0.50%	EUR - EURIBOR - TELERATE	06/15/21	1,310	12

					$(145)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)
Morgan Stanley	CDX.NA.HY.25-V1	SELL	5.00	12/20/20	$(4,150)	$73
Morgan Stanley	CDX.NA.IG.25-V1	SELL	1.00	12/20/20	(4,050)	10

						$83

For the period ended March 31, 2016, the total amount of all swap contracts as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $654,269 ($ Thousands).

*	Non-income producing security.

†	Rate unavailable.

‡	Real Estate Investment Trust.

††	For the period ended March 31, 2016, the total amount of purchased and written options, as presented in the Schedule of Investments are representative of the volume of activity for these derivative types during the period.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security is in default on interest payment.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security or portion thereof, has been pledged as collateral on reverse repurchase agreements.

(G)	Unfunded bank loan.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2016 was $13,648 ($ Thousands) and represented 2.1% of Net Assets.

CDO	— Collateralized Debt Obligation

Cl	— Class

CLO	— Collateralized Loan Obligation

CNH	— Chinese Offshore Yuan

DKK	— Danish Krone

ETF	— Exchange Traded Fund

EUR	— Euro

EURIBOR	— Euro InterBank Rate

FHLMC	— Federal Home Loan Mortgage Corporation

GBP	— British Pound

GO	— General Obligation
LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Company

MTN	— Medium Term Note

MXP	— Mexican Peso

OTC	— Over The Counter

PLC	— Public Limited Company

RB	— Revenue Bond

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian ruble

S&P	— Standard & Poor’s

SAR	— Saudi Arabian Riyal

Ser	— Series

SPX	— S&P 500 Stock Index

TWD	— Taiwan Dollar

USD	— United States Dollar

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	189

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund (Concluded)

March 31, 2016

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Corporate Obligations	$—	$138,357	$3,459	$141,816
Loan Participations	—	105,615	9,238	114,853
Collateralized Debt Obligations	—	94,794	617	95,411
Asset-Backed Securities	—	85,915	922	86,837
Mortgage-Backed Securities	—	54,065	—	54,065
Common Stock	53,760	—	132	53,892
Sovereign Debt	—	40,454	—	40,454
Commercial Paper	—	5,999	—	5,999
Preferred Stock	4,333	263	—	4,596
U.S. Treasury Obligations	—	4,241	—	4,241
U.S. Government Agency Obligations	—	2,287	—	2,287
Municipal Bonds	—	999	—	999
Convertible Bond	—	—	42	42

Total Investments in Securities	$58,093	$532,989	$14,410	$605,492

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$380	$—	$—	$380
Written Options	(3,053)	—	—	(3,053)
Futures Contracts*
Unrealized Appreciation	547	—	—	547
Unrealized Depreciation	(232)	—	—	(232)
Forwards Contracts*
Unrealized Depreciation	—	(321)	—	(321)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(5)	—	(5)
Total Return Swaps*
Unrealized Appreciation	—	34,772	—	34,772
Unrealized Depreciation	—	(33,466)	—	(33,466)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	12	—	12
Unrealized Depreciation	—	(157)	—	(157)
Credit Default Swaps*
Unrealized Appreciation	—	83	—	83
Reverse Repurchase Agreements**	(230)	—	—	(230)

Total Other Financial Instruments	$(2,588)	$918	$—	$(1,670)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

‡	Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Collateralized Debt Obligations	Asset-Backed Securities	Loan Participations	Corporate Obligations	Common Stock	Convertible Bond
Beginning balance as of October 1, 2015	$2,010	$960	$8,925	$4,185	$315	$47
Accrued discounts/premiums	—	—	12	(4)	—	—
Realized gain/(loss)	—	—	(56)	(193)	—	—
Change in unrealized appreciation/(depreciation)	(13)	(3)	(135)	(252)	(183)	(12)
Purchases	—	—	772	—	—	7
Sales	—	(35)	(280)	(277)	—	—
Transfer out of Level 3	(1,380)	—	—	—	—	—

Ending balance as of March 31, 2016	$617	$922	$9,238	$3,459	$132	$42

Changes in unrealized gains/(losses) in earnings related to securities held at reporting date	$(521)	$(3)	$(67)	$(365)	$(183)	$(12)

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were transfers out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

March 31, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 68.3%
U.S. Treasury Bills (A) (E) (G)
0.436%, 06/02/2016	$79,600	$79,579
0.328%, 05/12/2016	55,500	55,494
0.105%, 04/21/2016	31,000	30,998
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2019 (F)	17,423	18,809
1.375%, 01/15/2020 (F)	40,176	43,010
1.250%, 07/15/2020	58,435	62,816
0.625%, 07/15/2021	40,941	42,970
0.250%, 01/15/2025	2,451	2,471
0.125%, 04/15/2017 (F)	74,834	75,690
0.125%, 04/15/2018 (F)	104,548	106,398
0.125%, 04/15/2019 (F)	111,229	113,629
0.125%, 04/15/2020 (F)	77,083	78,699

Total U.S. Treasury Obligations (Cost $704,246) ($ Thousands)		710,563

COMMON STOCK — 28.0%

Consumer Discretionary — 0.0%
MDC Partners, Cl A	12,500	295

Consumer Staples — 4.5%
Altria Group	104,100	6,523
Avon Products	261,300	1,257
Campbell Soup	94,500	6,028
Central Garden & Pet, Cl A*	17,900	292
Clorox	6,000	756
Coca-Cola	32,800	1,522
CVS Health	31,400	3,257
Dean Foods	215,300	3,729
Dr Pepper Snapple Group	32,400	2,897
Farmer Brothers*	2,100	58
Fresh Del Monte Produce	8,000	337
Hormel Foods	62,600	2,707
Ingredion	2,900	310
John B Sanfilippo & Son	5,600	387
Kroger	28,200	1,079
Medifast	9,000	272
Natural Health Trends	16,600	550
Omega Protein*	19,000	322
PepsiCo	20,600	2,111
Post Holdings*	12,500	860

Description	Shares	Market Value ($ Thousands)
Procter & Gamble	39,200	$3,226
Reynolds American	31,800	1,600
Seaboard*	46	138
SYSCO, Cl A	34,500	1,612
Tyson Foods, Cl A	21,400	1,426
Universal	18,600	1,057
Walgreens Boots Alliance	2,600	219
Wal-Mart Stores	30,300	2,075

		46,607

Energy — 7.4%
Alon USA Energy	66,000	681
Antero Resources*	70,000	1,741
Atwood Oceanics, Cl A	472,900	4,336
Chevron	42,890	4,092
CVR Energy	12,000	313
DHT Holdings	531,500	3,061
Diamond Offshore Drilling	251,800	5,472
EP Energy, Cl A*	255,927	1,157
Exxon Mobil	163,130	13,636
Frontline	34,620	290
Hallador Energy	24,900	114
Marathon Petroleum	26,100	970
McDermott International*	669,300	2,737
Noble	501,300	5,188
Nordic American Tankers, Cl US	89,900	1,267
PHI*	4,900	92
Renewable Energy Group*	28,800	272
REX American Resources*	13,400	743
Rowan, Cl A	368,800	5,938
Schlumberger, Cl A	73,500	5,421
Superior Energy Services	90,100	1,206
Teekay Shipping	47,300	410
Tesoro	44,700	3,845
Transocean	452,800	4,139
Valero Energy	115,600	7,415
Western Refining	100,300	2,918

		77,454

Financials — 3.2%
Altisource Portfolio Solutions*	64,900	1,567
AmTrust Financial Services	21,000	544
Annaly Capital Management‡	318,700	3,270
Aon	9,600	1,003
Banc of California	44,500	779
Bancorp*	32,000	183
Cincinnati Financial	12,400	810
CoreSite Realty‡	22,900	1,603
Digital Realty Trust, Cl A‡	23,200	2,053
Dynex Capital‡	13,500	90
First BanCorp Puerto Rico*	40,300	118
Franklin Financial Network*	4,100	111
Getty Realty‡	3,443	68
Heartland Financial USA	11,200	345

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	191

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
International. FCStone*	4,800	$128
Jones Lang LaSalle	4,800	563
Kimco Realty‡	87,600	2,521
Lamar Advertising, Cl A‡	31,100	1,913
Old Republic International	51,000	932
Popular	189,700	5,427
Public Storage‡	2,200	607
RE, Cl A	12,400	425
Ryman Hospitality Properties‡	39,500	2,033
Simon Property Group‡	9,700	2,015
SunTrust Banks	12,900	465
Weyerhaeuser‡	115,680	3,584

		33,157

Health Care — 7.2%
Aetna, Cl A	8,200	921
Amedisys*	47,100	2,277
Amgen, Cl A	26,900	4,033
AMN Healthcare Services*	26,500	891
Anthem	2,800	389
Bristol-Myers Squibb	31,800	2,031
Bruker BioSciences	66,100	1,851
Cambrex*	78,200	3,441
Centene*	133,836	8,240
Charles River Laboratories International*	28,800	2,187
Cigna	300	41
Computer Programs & Systems	21,800	1,136
Enanta Pharmaceuticals*	2,900	85
Gilead Sciences	94,000	8,635
Hologic*	51,100	1,763
ICU Medical*	8,900	926
INC Research Holdings, Cl A*	10,400	429
Johnson & Johnson	68,100	7,368
Lannett*	5,800	104
LeMaitre Vascular	16,000	248
Magellan Health*	9,400	639
Merck	20,600	1,090
Mettler Toledo International*	7,340	2,531
Molina Healthcare*	91,800	5,920
OraSure Technologies*	79,500	575
PDL BioPharma	377,100	1,256
Pfizer	147,800	4,381
Quintiles Transnational Holdings*	40,800	2,656
ResMed	28,800	1,665
Sucampo Pharmaceuticals, Cl A*	64,300	703
Supernus Pharmaceuticals*	11,300	172
United Therapeutics*	400	45
UnitedHealth Group	19,800	2,552
Waters*	27,100	3,575

		74,756

Industrials — 1.4%
Argan	34,300	1,206
Comfort Systems USA	25,600	813

Description	Shares	Market Value ($ Thousands)
Ennis	19,500	$381
FreightCar America, Cl A	10,600	165
Greenbrier	70,700	1,954
Hawaiian Holdings*	128,000	6,041
Heidrick & Struggles International	13,600	322
JetBlue Airways*	43,100	910
RPX*	46,800	527
Skywest	27,500	550
Spirit AeroSystems Holdings, Cl A*	14,900	676
United Continental Holdings*	1,700	102
USA Truck*	10,100	190
Wabash National*	28,600	378

		14,215

Information Technology — 2.6%
Accenture, Cl A	27,800	3,208
Brightcove*	41,200	257
CACI International, Cl A*	9,500	1,014
Cadence Design Systems*	55,300	1,304
EarthLink Holdings	217,400	1,233
Electronic Arts*	44,500	2,942
ExlService Holdings*	12,400	642
Gigamon*	16,200	503
Hackett Group	33,800	511
Heartland Payment Systems	2,600	251
Leidos Holdings	22,600	1,137
Manhattan Associates*	52,700	2,997
Microsoft	53,600	2,960
NeuStar, Cl A*	162,800	4,005
Nuance Communications*	55,000	1,028
Paycom Software*	32,500	1,157
Unisys*	43,500	335
Vantiv, Cl A*	5,300	286
Vasco Data Security International*	54,900	845
Zix*	44,400	174

		26,789

Telecommunication Services — 0.8%
AT&T	91,500	3,584
Atlantic Telegraph-Network	3,300	250
IDT, Cl B	23,100	360
Inteliquent	46,000	738
magicJack VocalTec*	21,704	143
Shenandoah Telecommunications	31,200	835
Telephone & Data Systems	24,200	728
US Cellular*	2,600	119
Verizon Communications	33,900	1,833

		8,590

Utilities — 0.9%
Entergy	17,700	1,403
Exelon	55,100	1,976
National Fuel Gas	9,600	481

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
NiSource	70,800	$1,668
PPL	78,800	3,000
UGI	15,300	616

		9,144

Total Common Stock (Cost $268,277) ($ Thousands)		291,007

CORPORATE OBLIGATIONS — 9.2%

Consumer Discretionary — 1.2%
21st Century Fox America
6.150%, 02/15/2041	$165	197
4.500%, 02/15/2021	260	287
4.000%, 10/01/2023	185	199
3.000%, 09/15/2022	405	417
CBS
3.500%, 01/15/2025	835	846
Comcast
6.450%, 03/15/2037	185	245
Cox Communications
2.950%, 06/30/2023 (B)	240	223
CSC Holdings
8.625%, 02/15/2019	162	178
Dana Holding
6.000%, 09/15/2023	148	146
Discovery Communications
3.450%, 03/15/2025	450	425
Ford Motor Credit
5.875%, 08/02/2021	695	797
2.597%, 11/04/2019	1,152	1,156
General Motors
3.500%, 10/02/2018	465	476
International Game Technology
6.250%, 02/15/2022 (B)	560	570
KB Home
4.750%, 05/15/2019	382	381
Kohl’s
4.250%, 07/17/2025	1,313	1,297
MCE Finance
5.000%, 02/15/2021 (B)	405	386
Newell Rubbermaid
3.850%, 04/01/2023	395	409
3.150%, 04/01/2021	1,351	1,388
Numericable-SFR
5.375%, 05/15/2022 (B)	235	272
RELX Capital
8.625%, 01/15/2019	475	552
Time Warner
3.550%, 06/01/2024	745	766
Time Warner Cable
4.500%, 09/15/2042	330	293
Viacom
3.875%, 04/01/2024	344	343
Virgin Media Finance
5.250%, 02/15/2022	200	181

		12,430

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.7%
Altria Group
4.750%, 05/05/2021	$210	$238
2.625%, 01/14/2020	1,160	1,199
Bunge Finance
8.500%, 06/15/2019	9	10
CVS Health
3.875%, 07/20/2025	1,045	1,128
Grupo Bimbo
3.875%, 06/27/2024 (B)	703	706
Kraft Heinz Foods
3.500%, 07/15/2022 (B)	664	697
2.800%, 07/02/2020 (B)	520	534
Reynolds American
4.000%, 06/12/2022	908	987
Tyson Foods
3.950%, 08/15/2024	715	762
2.650%, 08/15/2019	219	225
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B) (C)	660	24
Walgreens Boots Alliance
3.800%, 11/18/2024	1,160	1,194

		7,704

Energy — 1.1%
Cenovus Energy
5.700%, 10/15/2019	261	262
3.000%, 08/15/2022	52	46
DCP Midstream
4.750%, 09/30/2021 (B)	220	173
Diamond Offshore Drilling
4.875%, 11/01/2043	370	244
Ecopetrol
5.875%, 05/28/2045	309	243
Energy Transfer Partners
6.125%, 02/15/2017	200	205
5.200%, 02/01/2022	465	441
EnLink Midstream Partners
5.050%, 04/01/2045	507	341
Enterprise Products Operating
5.200%, 09/01/2020	340	371
3.700%, 02/15/2026	1,103	1,082
Husky Energy
7.250%, 12/15/2019	151	167
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	950
Korea National Oil
3.125%, 04/03/2017 (B)	465	473
Marathon Petroleum
5.125%, 03/01/2021	196	204
Noble Energy
8.250%, 03/01/2019	153	168
4.150%, 12/15/2021	475	474
3.900%, 11/15/2024	606	571

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	193

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ONEOK
4.250%, 02/01/2022	$300	$249
Petrobras Global Finance BV
5.750%, 01/20/2020	888	771
Petroleos Mexicanos
3.500%, 07/18/2018	263	267
Plains All American Pipeline
3.600%, 11/01/2024	902	778
Regency Energy Partners
4.500%, 11/01/2023	114	101
Schlumberger Holdings
3.000%, 12/21/2020 (B)	1,345	1,364
SM Energy
6.500%, 01/01/2023	43	30
Transocean
6.500%, 11/15/2020	535	374
Valero Energy
6.125%, 02/01/2020	480	527
Williams Partners
3.900%, 01/15/2025	217	175

		11,051

Financials — 2.4%
American International Group
4.875%, 06/01/2022	520	572
American Tower
4.700%, 03/15/2022‡	365	395
3.500%, 01/31/2023‡	485	490
Bank of America MTN
6.500%, 12/31/2049 (D)	292	301
0.599%, 03/28/2018 (D)	1,100	1,242
Barclays
3.650%, 03/16/2025	330	309
Barclays Bank
7.750%, 04/10/2023 (D)	393	413
7.625%, 11/21/2022	207	222
6.860%, 09/29/2049 (B) (D)	131	150
6.625%, 03/30/2022	103	139
Citigroup
3.875%, 03/26/2025	905	897
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	676
Credit Agricole
8.125%, 12/31/2049 (B) (D)	260	260
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025 (B)	995	950
Goldman Sachs Group MTN
2.236%, 11/29/2023 (D)	1,795	1,790
Hartford Financial Services Group
5.125%, 04/15/2022	655	733
HBOS Capital Funding
4.939%, 05/29/2049 (D)	1,006	1,146

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Healthcare Realty Trust
5.750%, 01/15/2021‡	$285	$317
Host Hotels & Resorts
5.250%, 03/15/2022‡	190	205
3.750%, 10/15/2023‡	16	16
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	746	699
JPMorgan Chase
5.400%, 01/06/2042	175	209
Lincoln National
4.200%, 03/15/2022	355	373
MetLife
5.700%, 06/15/2035	80	94
5.250%, 12/29/2049 (D)	874	835
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)	275	294
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (B)	840	866
Morgan Stanley MTN
5.500%, 07/28/2021	585	668
Murray Street Investment Trust I
4.647%, 03/09/2017	55	56
Nationwide Financial Services
5.375%, 03/25/2021 (B)	470	515
Navient MTN
7.250%, 01/25/2022	52	49
Nomura Holdings MTN
2.000%, 09/13/2016	804	806
PNC Bank
3.800%, 07/25/2023	960	1,009
Prudential Financial
5.625%, 06/15/2043 (D)	295	300
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (B) (D)	380	378
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (D)	32	34
Royal Bank of Scotland Group
7.500%, 12/29/2049 (D)	525	488
Royal Bank of Scotland Group PLC
7.640%, 09/29/2017 (D)	100	97
Santander Bank
1.551%, 01/12/2018 (D)	1,205	1,194
Santander Issuances
5.179%, 11/19/2025	600	580
Santander UK
5.000%, 11/07/2023 (B)	700	710
Societe Generale
8.000%, 12/30/2049 (B) (D)	510	495
5.922%, 04/05/2017 (B) (D)	115	114
Standard Chartered
6.409%, 01/30/2049 (B) (D)	400	382
Trust F
5.250%, 12/15/2024‡, (B)	830	844
UBS Group Funding Jersey
4.125%, 09/24/2025 (B)	689	690

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Welltower
5.250%, 01/15/2022‡	$695	$759
XLIT
5.500%, 03/31/2045	225	216

		24,977

Health Care — 0.9%
AbbVie
3.600%, 05/14/2025	654	686
Actavis Funding SCS
3.850%, 06/15/2024	297	311
3.800%, 03/15/2025	1,096	1,141
Baxalta
3.600%, 06/23/2022 (B)	1,040	1,057
Bayer US Finance
3.375%, 10/08/2024 (B)	405	427
Becton Dickinson
3.734%, 12/15/2024	513	546
Biogen
3.625%, 09/15/2022	647	684
Celgene
3.875%, 08/15/2025	785	825
Gilead Sciences
3.650%, 03/01/2026	1,009	1,072
Laboratory Corp of America Holdings
3.600%, 02/01/2025	385	390
Medtronic
3.500%, 03/15/2025	1,170	1,249
Perrigo Finance Unlimited
3.900%, 12/15/2024	430	428
3.500%, 12/15/2021	227	231
Thermo Fisher Scientific
4.150%, 02/01/2024	365	385
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)	600	462

		9,894

Industrials — 0.2%
AerCap Aviation Solutions BV
6.375%, 05/30/2017	234	241
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)	360	375
General Electric
5.000%, 12/29/2049 (D)	300	309
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	424	424
International Lease Finance
5.875%, 04/01/2019	325	343
Odebrecht Finance
5.250%, 06/27/2029 (B)	457	191

		1,883

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.3%
Advanced Micro Devices
6.750%, 03/01/2019	$416	$333
eBay
3.800%, 03/09/2022	357	368
KLA-Tencor
4.650%, 11/01/2024	894	901
Seagate HDD Cayman
4.750%, 01/01/2025	427	333
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	676	700
Total System Services
2.375%, 06/01/2018	262	262

		2,897

Materials — 0.7%
Barrick Gold
4.100%, 05/01/2023	64	62
Basell Finance BV
8.100%, 03/15/2027 (B)	220	285
Dow Chemical
4.250%, 11/15/2020	131	142
Eastman Chemical
3.800%, 03/15/2025	420	431
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	173	138
Glencore Funding
3.125%, 04/29/2019 (B)	1,840	1,670
International Paper
4.750%, 02/15/2022	361	396
LyondellBasell Industries
5.750%, 04/15/2024	1,100	1,273
Minsur
6.250%, 02/07/2024 (B)	168	158
Nacional del Cobre de Chile
4.500%, 09/16/2025 (B)	925	943
NOVA Chemicals
5.250%, 08/01/2023 (B)	420	411
Novelis
8.375%, 12/15/2017	99	101
Reynolds Group
5.750%, 10/15/2020	515	529
Sealed Air
5.250%, 04/01/2023 (B)	332	351
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	408	372
Yamana
4.950%, 07/15/2024	462	390

		7,652

Telecommunication Services — 1.0%
AT&T
4.450%, 04/01/2024	763	826
3.800%, 03/15/2022	262	276

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	195

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.400%, 05/15/2025	$1,905	$1,910
3.000%, 02/15/2022	465	474
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024 (B)	208	195
Rogers Communications
4.000%, 06/06/2022	60	51
SBA Tower Trust
3.156%, 10/15/2020 (B)	950	950
Sprint Capital
6.900%, 05/01/2019	1,485	1,288
Telefonica Emisiones
5.462%, 02/16/2021	200	227
Verizon Communications
7.350%, 04/01/2039	350	460
6.550%, 09/15/2043	360	474
4.600%, 04/01/2021	1,160	1,288
4.272%, 01/15/2036	1,170	1,164
Wind Acquisition Finance
4.750%, 07/15/2020 (B)	535	506

		10,089

Utilities — 0.7%
AES
7.375%, 07/01/2021	415	465
Berkshire Hathaway Energy
6.125%, 04/01/2036	390	483
CMS Energy
5.050%, 03/15/2022	185	207
Constellation Energy Group
5.150%, 12/01/2020	70	77
Entergy
4.000%, 07/15/2022	907	962
Exelon
2.850%, 06/15/2020	1,695	1,730
Exelon Generation
4.250%, 06/15/2022	460	482
Israel Electric
5.000%, 11/12/2024 (B)	792	840
NRG Energy
6.250%, 05/01/2024	315	289
Talent Yield Investments
4.500%, 04/25/2022 (B)	1,301	1,387

		6,922

Total Corporate Obligations (Cost $96,759) ($ Thousands)		95,499

MORTGAGE-BACKED SECURITIES — 6.2%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.686%, 11/25/2023 (D)	1,035	1,020

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.436%, 08/25/2024 (D)	$1,165	$1,136
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
4.986%, 10/25/2024 (D)	250	248
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
5.186%, 10/25/2024 (D)	785	791
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.736%, 10/25/2027 (D)	280	264
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.033%, 12/25/2027 (D)	1,489	1,487
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.133%, 04/25/2028 (D)	354	337
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.633%, 03/25/2025 (D)	530	531
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.083%, 03/25/2028 (D)	1,290	1,287
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.233%, 05/25/2028 (D)	476	478
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.233%, 05/25/2028 (D)	316	301
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.983%, 07/25/2028 (D)	513	515
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.791%, 09/25/2028 (D)	482	499
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.633%, 07/25/2024 (D)	254	253
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.333%, 11/25/2024 (D)	678	681

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.433%, 11/25/2024 (D)	$255	$260
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.733%, 02/25/2025 (D)	530	526
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.433%, 05/25/2025 (D)	620	603
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.433%, 07/25/2025 (D)	1,021	1,021
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
1.933%, 07/25/2025 (D)	536	536
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.433%, 07/25/2025 (D)	1,129	1,123
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
6.133%, 04/25/2028 (D)	312	314
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
5.983%, 04/25/2028 (D)	980	977
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.383%, 08/25/2028 (D)	310	330
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.183%, 08/25/2028 (D)	708	756
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.435%, 09/25/2028 (D)	814	830

		17,104

Non-Agency Mortgage-Backed Obligations — 4.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	153	143
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	382	343
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	241	230
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	604	505
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	411	342
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	265	218

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	$363	$322
Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037	363	313
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (D)	1,729	1,792
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (D)	262	271
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (D)	718	715
Bellemeade Re, Ser 2015-1A, Cl M1
2.933%, 07/25/2025 (B) (D)	538	533
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (B)	1,180	1,204
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.756%, 11/15/2019 (B) (D)	653	650
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	915	952
Chase Mortgage Finance Trust Series, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	198	162
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	346	315
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036	460	412
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	166	149
CHL Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.819%, 02/25/2047 (D)	498	442
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.912%, 03/15/2049 (D)	57	57
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.457%, 04/10/2046 (B) (D)	784	714
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	998
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.767%, 05/15/2046 (D)	478	494

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	197

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/2046	$885	$898
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.097%, 12/10/2049 (D)	1,574	1,656
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	353	350
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.329%, 06/11/2027 (B) (D)	835	826
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.577%, 06/15/2034 (B) (D)	391	384
Commercial Mortgage Trust, Ser 2007- GG9, Cl A4
5.444%, 03/10/2039	635	648
Commercial Mortgage Trust, Ser 2007- GG9, Cl AM
5.475%, 03/10/2039	613	623
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C3, Cl AM
5.699%, 06/15/2039 (D)	581	588
CSAIL Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.691%, 08/15/2048	959	1,023
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	592	490
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (D)	611	602
0.623%, 12/25/2036 (D)	709	427
Extended Stay America Trust, Ser 2013- ESH7, Cl A17
2.295%, 12/05/2031 (B)	560	560
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	374	297
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.794%, 08/10/2045 (D)	764	787
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	802	819
H/2 Asset Funding, Ser 2015-1A
2.082%, 06/24/2049	994	986
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.683%, 03/25/2035 (D)	312	263
JP Morgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	286	247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.669%, 11/15/2048 (D)	$849	$724
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B) (D)	255	255
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	548	550
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.702%, 02/12/2049 (D)	300	306
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.010%, 02/15/2051 (D)	254	265
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (D)	930	961
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	834	851
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,717	1,755
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.356%, 06/15/2029 (B) (D)	1,145	1,118
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	889	953
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.136%, 07/15/2036 (B) (D)	1,283	1,273
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (D)	462	453
LB-UBS Commercial Mortgage Trust, Ser C1, Cl AM
5.455%, 02/15/2040	395	401
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (B)	623	624

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B) (D)	$1,030	$1,050
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (D)	562	565
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	947	960
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,171	1,214
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.386%, 11/15/2026 (B) (D)	270	269
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl AFSA
2.286%, 08/15/2026 (B) (D)	270	269
PFP III, Ser 2014-1, Cl A
1.599%, 06/14/2031 (B) (D)	12	12
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	830	711
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.706%, 05/26/2037 (B) (D)	729	613
Resource Capital, Ser 2014-CRE2, Cl A
1.480%, 04/15/2032 (B) (D)	351	345
Starwood Retail Property Trust, Ser 2014, Cl A
1.647%, 11/15/2027 (B) (D)	773	755
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	610
UBS-Barclays Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.091%, 08/10/2049	297	309
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl E
5.888%, 01/10/2045 (B) (D)	361	389
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (D)	327	327
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.471%, 12/15/2047 (D)	794	770
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.683%, 11/25/2025 (B) (D)	613	605

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.933%, 11/25/2025 (B) (D)	$163	$160
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	224	218
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.803%, 11/15/2045 (B) (D)	517	489
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	901
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	701	727

		47,507

Total Mortgage-Backed Securities (Cost $65,599) ($ Thousands)		64,611

ASSET-BACKED SECURITIES — 4.3%

Automotive — 2.3%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	509	511
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	195	194
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	108	108
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	333	333
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	160	160
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	435	434
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	594	603
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	646	646
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (B)	1,025	1,023
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	907	908

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	199

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	$771	$772
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	200
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	321	317
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	242	240
Drive Auto Receivables Trust, Ser 2015-BA, Cl A2A
0.930%, 12/15/2017 (B)	168	168
Drive Auto Receivables Trust, Ser 2015-CA, Cl A2A
1.030%, 02/15/2018 (B)	168	168
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A
1.230%, 06/15/2018 (B)	451	451
Drive Auto Receivables Trust, Ser 2016-AA, Cl A2A
1.500%, 03/15/2018 (B)	152	152
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	169	169
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	856	851
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	22	22
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (B)	62	62
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
7.910%, 02/15/2023 (B)	440	437
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	10	10
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	239
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	816	827
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	999	998
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.001%, 01/15/2022 (D)	954	942

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A2
1.100%, 12/20/2017	$684	$684
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	1,190	1,192
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	420	419
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	1,025	1,023
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.992%, 12/10/2027 (B) (D)	561	560
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)	700	699
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	579	563
Hertz Vehicle Financing, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	524	524
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (B)	485	485
Hyundai Auto Lease Securitization Trust, Ser 2015-B, Cl A3
1.400%, 11/15/2018 (B)	817	818
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	175	176
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	495	496
Nissan Auto Lease Trust, Ser 2015-A, Cl A3
1.400%, 06/15/2018	880	881
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (B)	1,021	1,022
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl A2A
1.020%, 09/17/2018	535	535
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	388	387
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl A2
1.020%, 08/15/2018 (B)	750	750
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (B)	442	441

		23,600

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 1.0%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	$570	$584
Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.240%, 12/15/2022	989	999
Barclays Dryrock Issuance Trust, Ser 2015-2, Cl A
1.560%, 03/15/2021	1,123	1,129
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.786%, 03/16/2020 (D)	500	499
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/2021	1,045	1,051
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.777%, 08/17/2020 (D)	750	750
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	1,020	1,027
First National Master Note Trust, Ser 2013-2, Cl A
0.961%, 10/15/2019 (D)	794	794
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,389	1,406
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	401	404
World Financial Network Credit Card
Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	381
World Financial Network Credit Card
Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	385
World Financial Network Credit Card
Master Trust, Ser 2015-A, Cl A
0.916%, 02/15/2022 (D)	571	570

		9,979

Other Asset-Backed Securities — 1.0%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,405	1,403
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	1,079	1,077
BMW Floorplan Master Owner Trust, Ser 2015-1A, Cl A
0.931%, 07/15/2020 (B) (D)	1,565	1,562

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)		529	$529
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)		703	700
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021		673	679
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (B)		333	333
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (B)		455	454
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.812%, 07/20/2019 (D)		579	576
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.932%, 01/20/2020 (D)		856	853
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)		496	496
Navistar Financial Dealer Note Master Trust, Ser 2014-1, Cl A
1.183%, 10/25/2019 (B) (D)		768	765
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.782%, 07/22/2019 (B) (D)		500	494
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)		986	986

			10,907

Total Asset-Backed Securities (Cost $44,452) ($ Thousands)			44,486

SOVEREIGN DEBT — 0.4%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	6,145	1,690
10.000%, 01/01/2027	BRL	9,305	2,104
Mexico Government International Bond MTN
5.950%, 03/19/2019		164	183

Total Sovereign Debt (Cost $4,520) ($ Thousands)			3,977

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	201

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate, 5.100% (D)	2,250	$59

Total Preferred Stock (Cost $56) ($ Thousands)		59

Total Investments — 116.4% (Cost $1,183,909) ($ Thousands)		$1,210,202

COMMON STOCK SOLD SHORT— (14.0)%

Consumer Discretionary — (6.6)%
1-800-Flowers.com, Cl A*	(48,500)	(382)
2U*	(24,100)	(545)
America’s Car-Mart*	(20,500)	(512)
Arctic Cat	(72,300)	(1,215)
Ascent Capital Group, Cl A*	(8,500)	(126)
Beazer Homes USA, Cl A*	(248,900)	(2,170)
Belmond, Cl A*	(24,800)	(235)
Boot Barn Holdings*	(9,100)	(86)
BorgWarner	(108,300)	(4,159)
Brinker International	(39,900)	(1,833)
Buffalo Wild Wings*	(14,600)	(2,163)
Cabela’s*	(50,000)	(2,434)
Career Education*	(22,800)	(103)
CarMax*	(113,000)	(5,774)
Carmike Cinemas*	(2,100)	(63)
Cherokee*	(7,100)	(126)
Chipotle Mexican Grill, Cl A*	(2,787)	(1,313)
Choice Hotels International	(14,200)	(767)
Christopher & Banks*	(47,577)	(114)
ClubCorp Holdings	(17,200)	(241)
Del Frisco’s Restaurant Group*	(48,800)	(809)
Delphi Automotive	(4,500)	(338)
Destination XL Group*	(19,700)	(102)
Dollar Tree*	(700)	(58)
DSW, Cl A	(39,900)	(1,103)
EW Scripps, Cl A	(21,900)	(341)
Fiesta Restaurant Group*	(41,800)	(1,370)
Fox Factory Holding*	(26,600)	(421)
Fred’s, Cl A	(10,600)	(158)
FTD*	(8,800)	(231)
Gentherm*	(17,200)	(715)
Global Eagle Entertainment*	(10,300)	(88)
Grand Canyon Education*	(10,100)	(432)
Harley-Davidson, Cl A	(135,900)	(6,976)
Harte-Hanks	(14,900)	(38)
HSN, Cl A	(11,700)	(612)
Jarden*	(18,100)	(1,067)
Kate Spade*	(102,000)	(2,603)
Kona Grill*	(47,600)	(616)
La Quinta Holdings*	(17,400)	(217)
Liberty Tax	(4,200)	(82)
Liberty Ventures, Ser A*	(26,700)	(1,044)
Lions Gate Entertainment	(14,700)	(321)

Description	Shares	Market Value ($ Thousands)
Malibu Boats, Cl A*	(22,000)	$(361)
MarineMax*	(5,600)	(109)
Matthews International, Cl A	(2,400)	(124)
Media General*	(109,300)	(1,783)
MGM Mirage*	(26,000)	(557)
Monro Muffler	(10,000)	(715)
Motorcar Parts & Accesories*	(12,600)	(479)
NetFlix*	(33,100)	(3,384)
New Home*	(21,600)	(265)
New Media Investment Group	(23,200)	(386)
Service International	(23,200)	(573)
Signet Jewelers	(3,100)	(384)
Sotheby’s	(41,000)	(1,096)
Spartan Motors	(18,900)	(75)
Starz - Liberty Capital*	(35,400)	(932)
Stoneridge*	(12,200)	(178)
Taylor Morrison Home, Cl A*	(45,900)	(648)
Thor Industries	(2,400)	(153)
TripAdvisor*	(53,300)	(3,544)
Tuesday Morning*	(70,300)	(575)
Under Armour, Cl A*	(77,900)	(6,608)
Universal Technical Institute	(9,690)	(42)
VF	(16,500)	(1,069)
William Lyon Homes, Cl A*	(51,200)	(742)
Winnebago Industries	(2,400)	(54)

		(68,939)

Financials — (1.0)%
Citizens & Northern	(1,800)	(36)
CoBiz Financial	(4,400)	(52)
Enova International*	(8,000)	(51)
Genworth Financial, Cl A*	(579,200)	(1,581)
Horizon Bancorp	(2,500)	(62)
M&T Bank	(8,595)	(954)
Moody’s	(37,700)	(3,640)
Principal Financial Group, Cl A	(16,600)	(655)
Santander Consumer USA Holdings*	(99,800)	(1,047)
TFS Financial	(96,500)	(1,676)

		(9,754)

Industrials — (1.4)%
Ameresco, Cl A*	(11,600)	(55)
American Science & Engineering, Cl A	(2,600)	(72)
Builders FirstSource*	(84,500)	(952)
CECO Environmental	(8,900)	(55)
Celadon Group	(3,900)	(41)
Donaldson, Cl A	(4,500)	(144)
Forward Air	(2,700)	(122)
H&E Equipment Services	(13,200)	(231)
IHS, Cl A*	(15,100)	(1,875)
KBR	(152,000)	(2,353)
Kirby*	(17,000)	(1,025)

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Description	Shares	Market Value ($ Thousands)
Knight Transportation	(91,500)	$(2,393)
Kratos Defense & Security Solutions*	(28,300)	(140)
LMI Aerospace*	(5,200)	(44)
Primoris Services	(21,400)	(520)
Raven Industries	(39,700)	(636)
RBC Bearings*	(4,300)	(315)
Rush Enterprises, Cl A*	(49,000)	(894)
Sensata Technologies Holding*	(2,600)	(101)
Sparton*	(4,900)	(88)
SPX	(97,000)	(1,457)
Team*	(1,900)	(58)
Univar*	(18,600)	(320)
Wesco Aircraft Holdings*	(46,000)	(662)
Woodward	(7,400)	(385)

		(14,938)

Information Technology — (2.8)%
Apple	(13,800)	(1,504)
Applied Micro Circuits*	(158,200)	(1,022)
Applied Optoelectronics*	(8,100)	(121)
Atmel	(80,100)	(651)
Avid Technology*	(30,800)	(208)
Broadcom	(6,300)	(973)
Calix*	(17,400)	(123)
Cavium*	(7,900)	(483)
Cognex	(47,600)	(1,854)
CommScope Holding*	(49,000)	(1,368)
CUI Global*	(13,300)	(108)
Cypress Semiconductor	(671,600)	(5,816)
Daktronics	(15,800)	(125)
Exar*	(59,700)	(343)
FARO Technologies*	(25,500)	(821)
Lattice Semiconductor*	(462,200)	(2,625)
M/A-COM Technology Solutions*	(12,800)	(561)
PDF Solutions*	(3,900)	(52)
Power Integrations	(27,300)	(1,356)
Radisys*	(26,800)	(106)
Ruckus Wireless*	(79,700)	(782)
SanDisk	(28,000)	(2,130)
Semtech*	(72,500)	(1,594)
Silicon Graphics International*	(69,000)	(491)
Sonus Networks*	(91,800)	(691)
Synaptics*	(1,800)	(144)
Ultratech*	(15,600)	(341)
Veeco Instruments*	(8,200)	(160)
Viasat*	(1,500)	(110)
Zebra Technologies, Cl A*	(26,800)	(1,849)

		(28,512)

Materials — (2.2)%
Albemarle	(12,800)	(818)
Allegheny Technologies	(85,000)	(1,385)

Description	Shares	Market Value ($ Thousands)
American Vanguard, Cl B	(31,100)	$(491)
Axiall	(25,800)	(563)
CF Industries Holdings	(9,000)	(282)
Chemours	(41,500)	(291)
Compass Minerals International, Cl A	(26,800)	(1,899)
Deltic Timber	(2,500)	(150)
Eagle Materials	(59,900)	(4,200)
FMC	(91,000)	(3,674)
Freeport-McMoRan, Cl B	(568,600)	(5,879)
International Flavors & Fragrances	(8,300)	(944)
TimkenSteel	(118,600)	(1,079)
WestRock	(12,700)	(496)
WR Grace*	(13,200)	(940)

		(23,091)

Total Common Stock Sold Short (Proceeds $145,149) ($ Thousands)		$(145,234)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	49	Jun-2016	$(30)
Euro-Bobl	(125)	Jun-2016	61
MSCI EAFE Index E-MINI	(185)	Jun-2016	(132)
S&P 500 Index E-MINI	(158)	Jun-2016	(359)
U.S. 10-Year Treasury Note	(181)	Jun-2016	4
U.S. 5-Year Treasury Note	(42)	Jun-2016	(5)
Brent Crude Penultimate**	385	Jun-2016	(301)
Coffee Robusta**	336	Jul-2016	81
Copper**	137	May-2016	154
Corn**	51	Sep-2016	(14)
Corn**	800	May-2016	(581)
Corn**	77	Dec-2016	(71)
Cotton No. 2**	(166)	Dec-2016	(155)
Cotton No. 2**	157	May-2016	142
Cotton No. 2**	269	Jul-2016	253
Crude Oil**	246	Jun-2016	(52)
Crude Oil**	(212)	May-2016	(889)
Crude Oil**	315	Apr-2016	1,657
Crude Oil**	41	Nov-2017	152
Crude Oil**	(93)	Nov-2016	18
Feeder Cattle**	(89)	May-2016	44
Gasoline**	99	Apr-2016	1,044
Gold**	(46)	Aug-2016	(7)
Gold**	232	Jun-2016	(597)
Heating Oil**	115	Jul-2016	(137)
ICE Brent Crude**	26	Oct-2017	235
Lean Hogs**	111	Jun-2016	(81)
Lean Hogs**	128	Oct-2016	165
Live Cattle**	62	Jul-2016	(9)
LME Nickel**	125	May-2016	210
LME Nickel**	39	Jul-2016	6
LME Nickel**	(39)	Dec-2016	(8)
LME Zinc**	188	May-2016	230
LME Zinc**	44	Jul-2016	14
LME Zinc**	(44)	Dec-2016	(17)
Natural Gas Swap Future**	684	May-2016	(1,812)
NYMEX Coffee**	(101)	Jul-2016	132
NYMEX Coffee**	93	May-2016	333
PRI LME Aluminum**	24	May-2016	23
RBOB Gasoline**	138	May-2016	877
Silver**	41	Jul-2016	30

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	203

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Continued)

March 31, 2016

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Silver**	75	Sep-2016	$245
Silver**	114	May-2016	(24)
Soybean**	192	May-2016	395
Soybean**	43	Nov-2016	43
Soybean**	26	Jul-2016	30
Soybean Meal**	4	May-2016	3
Soybean Oil**	602	May-2016	985
Sugar No. 11**	104	Jul-2016	271
Sugar No. 11**	(212)	Sep-2016	30
Sugar No. 11**	338	May-2017	275
Wheat**	174	May-2016	97
Wheat**	274	May-2016	79

			$3,037

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
02/16/16-05/13/16	EUR	6,280	USD	6,900	$(265)
04/04/16	USD	1,215	BRL	4,843	150
04/04/16-05/03/21	BRL	26,123	USD	6,740	(473)
04/06/16	USD	3,674	NOK	31,746	164
04/06/16	SEK	31,626	USD	3,852	(50)

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/06/16	NOK	31,739	SEK	31,602	$62
04/08/16	USD	162	CAD	222	10
04/08/16	CAD	3,582	USD	2,671	(99)
04/08/16	SGD	5,680	USD	4,023	(195)
04/14/16	USD	1,866	MXP	33,978	114
04/20/16	JPY	350,211	USD	3,113	(6)
05/12/16	GBP	2,356	USD	3,370	(16)
05/13/16	USD	4,063	EUR	3,598	42
05/20/16	TWD	128,002	USD	3,920	(70)

					$(632)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	$(3,674)	$3,838	$164
Brown Brothers Harriman	(3,064)	2,919	(145)
Charter One	(4,218)	4,023	(195)
Goldman Sachs	(2,083)	2,223	140
JPMorgan Chase Bank	(5,812)	5,731	(81)
Morgan Stanley	(31,729)	31,214	(515)

			$(632)

For the period ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	$2,790	$(465)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/17	$(550)	$15
Citibank	Advanced Micro Devices Inc	BUY	5.00%	03/20/19	416	29
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/19	692	122
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/19	793	141
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/19	(129)	1
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/19	(52)	1
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/19	(53)	1
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/19	(76)	1
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/17	(500)	—

						$311

A list of open centrally cleared swap agreements held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.40%	6-Month GBP - LIBOR	06/05/45	GBP	770	$(209)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/35		2,970	(320)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/34		1,510	329
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/25		5,780	(362)
Morgan Stanley	6-Month AUD - BBR	3.38%	06/09/25	AUD	3,130	170
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/25		1,710	(145)
Morgan Stanley	3-Month NZD - BKBM	4.07%	06/09/25	NZD	5,270	380
Morgan Stanley	3-Month USD - LIBOR	2.31%	05/18/25		2,820	(196)
Morgan Stanley	FLOATING	3-Month USD - LIBOR	04/21/25		2,760	(115)

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	6-Month AUD - BBR	2.97%	03/11/25	AUD	4,780	$123
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/24		3,090	288
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24		2,060	194
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24		2,570	(245)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24		4,100	(378)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24		1,990	189
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24		3,980	(379)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24		3,520	(394)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24		2,310	(250)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24		2,630	(307)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21		2,100	(122)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/20		10,830	(281)
Morgan Stanley	6-Month GBP - LIBOR	1.65%	06/05/20	GBP	8,350	389
Morgan Stanley	3 Month USD - LIBOR	1.57%	04/01/20		10,270	(199)
Morgan Stanley	3-Month USD - LIBOR	1.75%	10/31/19		4,860	154
Morgan Stanley	3-Month USD - LIBOR	1.70%	07/02/19		1,900	49
Morgan Stanley	1.92%	3-Month AUD - BBR	10/30/17	AUD	21,790	62
Morgan Stanley	2.22%	3-Month AUD - BBR	06/09/17	AUD	28,860	(14)
Morgan Stanley	3.37%	3-Month NZD - BKBM	06/09/17	NZD	45,220	(702)
Morgan Stanley	1.05%	3-Month CAD - CDOR	06/05/17	CAD	22,950	(49)
Morgan Stanley	3-Month USD -LIBOR	0.81%	05/18/17		18,010	(52)
Morgan Stanley	2.14%	3-Month AUD - BBR	03/11/17	AUD	31,390	14
Morgan Stanley	0.97%	3-Month CAD - CDOR	03/10/17	CAD	23,700	(17)
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/16		56,710	(66)

						$(2,461)

For the period ended March 31, 2016, the total amount of all open swap agreements, as presented in the tables above, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages	are based on a Net Assets of $1,040,296 ($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Future is held by Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2016.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security is in default on interest payment.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, is held by Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2016.

(F)	Security or portion thereof, has been pledged as collateral on reverse repurchase agreements.

(G)	The rate reported is the effective yield at the time of purchase.

AUD — Australian Dollar

BBR — Australian Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMBS — Commercial Mortgage-Backed Securities

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$710,563	$—	$710,563
Common Stock	291,007	—	—	291,007
Corporate Obligations	—	95,499	—	95,499
Mortgage-Backed Securities	—	64,611	—	64,611
Asset-Backed Securities	—	44,486	—	44,486
Sovereign Debt	—	3,977	—	3,977
Preferred Stock	—	59	—	59

Total Investments in Securities	$291,007	$919,195	$—	$1,210,202

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(145,234)	$—	$—	$(145,234)

Total Securities Sold Short	$(145,234)	$—	$—	$(145,234)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	205

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund (Concluded)

March 31, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$8,318	$—	$—	$8,318
Unrealized Depreciation	(5,281)	—	—	(5,281)
Forwards Contracts*
Unrealized Appreciation	—	542	—	542
Unrealized Depreciation	—	(1,174)	—	(1,174)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(465)	—	(465)
Credit Default Swaps*
Unrealized Appreciation	—	311	—	311
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	2,341	—	2,341
Unrealized Depreciation	—	(4,802)	—	(4,802)
Reverse Repurchase Agreements**	—	(222,537)	—	(222,537)

Total Other Financial Instruments	$3,037	$(225,784)	$—	$(222,747)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

**	See Note 2 for more information on the reverse repurchase agreements.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$1,561	$2,234
3.625%, 04/15/2028	1,283	1,766
3.375%, 04/15/2032	673	974
2.625%, 07/15/2017	1,422	1,497
2.500%, 01/15/2029	1,895	2,380
2.375%, 01/15/2025	2,595	3,090
2.375%, 01/15/2027	1,726	2,108
2.125%, 01/15/2019	1,377	1,487
2.125%, 02/15/2040	913	1,167
2.125%, 02/15/2041	1,157	1,489
2.000%, 01/15/2026	2,526	2,958
1.875%, 07/15/2019	1,565	1,702
1.750%, 01/15/2028	1,919	2,225
1.625%, 01/15/2018	1,534	1,604
1.375%, 07/15/2018	1,480	1,561
1.375%, 01/15/2020	1,899	2,033
1.375%, 02/15/2044	2,276	2,548
1.250%, 07/15/2020	2,917	3,136
1.125%, 01/15/2021	4,232	4,522
1.000%, 02/15/2046	764	797
0.750%, 02/15/2042	2,033	1,973
0.750%, 02/15/2045	2,430	2,351
0.625%, 07/15/2021	3,543	3,719
0.625%, 01/15/2024	4,009	4,175
0.625%, 01/15/2026	1,905	1,997
0.625%, 02/15/2043	1,502	1,410
0.375%, 07/15/2023	4,019	4,139
0.375%, 07/15/2025	3,947	4,033
0.250%, 01/15/2025	5,397	5,443
0.125%, 04/15/2017	4,703	4,756
0.125%, 04/15/2018	5,795	5,897
0.125%, 04/15/2019	5,114	5,225
0.125%, 04/15/2020	6,170	6,299
0.125%, 01/15/2022	4,922	4,994
0.125%, 07/15/2022	4,033	4,103
0.125%, 01/15/2023	5,124	5,166
0.125%, 07/15/2024	4,999	5,016

Total U.S. Treasury Obligations (Cost $108,863) ($ Thousands)		111,974

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
FHLMC
1.375%, 05/01/2020	$15,530	$15,652
FNMA
5.000%, 05/11/2017	13,370	14,007

Total U.S. Government Agency Obligations (Cost $29,442) ($ Thousands)		29,659

CORPORATE OBLIGATION — 1.2%

United Kingdom — 1.2%
Royal Bank of Scotland Group PLC
7.640%, 09/29/2017 (A)	8,100	7,867

Total Corporate Obligation (Cost $8,419) ($ Thousands)		7,867

PREFERRED STOCK — 0.8%

United States — 0.8%
Apartment Investment & Management‡	51,000	1,394
Hersha Hospitality Trust‡	49,075	1,336
Pebblebrook Hotel Trust‡	54,050	1,390
Sabra Health Care‡	43,875	1,123

Total Preferred Stock (Cost $4,950) ($ Thousands)		5,243

EXCHANGE TRADED FUND — 0.3%

United States — 0.3%
iShares Core MSCI Emerging Markets ETF	37,260	1,551

Total Exchange Traded Fund (Cost $1,571) ($ Thousands)		1,551

FOREIGN COMMON STOCK — 0.1%

Brazil — 0.1%
Petroleo Brasileiro ADR, Cl A*	53,760	314

China — 0.0%
China Merchants Shekou Industrial Zone, Cl A*	119,253	278

Total Foreign Common Stock (Cost $691) ($ Thousands)		592

Total Investments — 23.5% (Cost $153,936) ($ Thousands)		$156,886

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	207

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund (Continued)

March 31, 2016

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION* (B) — 0.0%
June 2016, GBP Put, USD Call,
Expires 06/22/2016, Strike Price $0.74	9,400,000	$90

Total Purchased Option (Cost $106) ($ Thousands)		90

WRITTEN OPTION* (B) — 0.0%
June 2016, GBP Call, USD Put, Expires 06/22/2016
Strike Price $0.68	(9,400,000)	(149)

Total Written Option (Premiums Received $(73)) ($ Thousands)		$(149)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	40	Jun-2016	$(26)
Long Gilt 10-Year Bond	200	Jun-2016	296
MSCI EAFE Index E-MINI	361	Jun-2016	34
Nikkei 225 Index	5	Jun-2016	0
S&P 500 Index E-MINI	324	Jun-2016	997
S&P TSE 60 Index	24	Jun-2016	33
Topix Index	17	Jun-2016	11
U.S. 10-Year Treasury Note	680	Jun-2016	61
U.S. 5-Year Treasury Note	142	Jun-2016	37
U.S. Ultra Long Treasury Bond	83	Jun-2016	(80)

			$1,363

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
06/17/16	CAD	1,679	USD	1,293	$(5)
06/17/16	EUR	3,043	SEK	28,475	49
06/17/16	USD	4,058	CAD	5,474	175
06/17/16	USD	6,626	KRW	8,159,193	536
06/17/16	SEK	28,475	EUR	3,083	(3)
06/17/16	JPY	750,830	AUD	8,905	126
06/17/16	KRW	8,159,193	USD	6,804	(358)
06/24/16	USD	4,497	GBP	3,187	84

					$604

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(6,698)	$6,824	$126
BNP Paribas	(7,797)	7,454	(343)
Brown Brothers Harriman	(3,518)	3,578	60
Citigroup	(3,524)	3,521	(3)
HSBC	(6,626)	7,162	536
Montgomery/Bank of America	(4,497)	4,581	84
Morgan Stanley	(1,204)	1,299	95
Standard Bank	(3,475)	3,524	49

			$604

For the period ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open centrally cleared swap agreements held by the Fund at March 31, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	CDX.NA.HY, SERIES 25, VERSION 1	SELL	5.00%	12/20/20	$(390)	$18
Morgan Stanley	CDX.NA.HY, SERIES 25, VERSION 1	SELL	5.00%	12/20/20	(590)	10
Morgan Stanley	CDX.NA.HY, SERIES 25, VERSION 1	SELL	5.00%	12/20/20	(590)	6
Morgan Stanley	CDX.NA.HY, SERIES 25, VERSION 1	SELL	5.00%	12/20/20	(260)	3
Morgan Stanley	CDX.NA.HY, SERIES 25, VERSION 1	SELL	5.00%	12/20/20	(470)	(6)
Morgan Stanley	CDX.NA.HY, SERIES 25, VERSION 1	SELL	5.00%	12/20/20	(1,230)	4
Morgan Stanley	CDX.NA.HY, SERIES 25, VERSION 1, 5YR	SELL	5.00%	12/20/20	(410)	(3)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	06/20/21	(630)	1
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(380)	(2)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(1,220)	(9)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(1,820)	(9)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(470)	3
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(760)	2
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(460)	1
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(200)	—
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00%	12/20/20	(1,060)	(5)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1, 5YR	SELL	1.00%	12/20/20	(360)	(2)
Morgan Stanley	ITRAXX.XO.VER.SERIES 24, VERSION 1	SELL	5.00%	12/20/20	(4,420)	(18)

						$(6)

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	6-Month AUD - BBSW	2.76%	03/24/26	AUD	7,430	$73
Morgan Stanley	6-Month AUD - BBSW	2.94%	01/11/26	AUD	5,920	140
Morgan Stanley	6-Month AUD - BBSW	3.05%	12/04/25	AUD	5,090	162
Morgan Stanley	6-Month AUD - BBSW	2.96%	10/21/25	AUD	2,110	57
Morgan Stanley	6-Month AUD - BBSW	2.80%	10/06/25	AUD	2,960	47
Morgan Stanley	6-Month AUD - BBSW	2.92%	09/25/25	AUD	4,530	97

						$576

For the period ended March 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $669,286 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.

(B)	For the period ended March 31, 2016, the total amount of open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ADR — American Depositary Receipt

AUD — Australian Dollar

BBSW — Australian Bank Bill Swap Rate

CAD — Canadian Dollar

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$111,974	$—	$111,974
U.S. Government Agency Obligations	—	29,659	—	29,659
Corporate Obligation	—	7,867	—	7,867
Preferred Stock	—	5,243	—	5,243
Exchange Traded Fund	1,551	—	—	1,551
Foreign Common Stock	592	—	—	592

Total Investments in Securities	$2,143	$154,743	$—	$156,886

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$90	$—	$—	$90
Written Options	(149)	—	—	(149)
Futures Contracts*
Unrealized Appreciation	1,469	—	—	1,469
Unrealized Depreciation	(106)	—	—	(106)
Forwards Contracts*
Unrealized Appreciation	—	970	—	970
Unrealized Depreciation	—	(366)	—	(366)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	48	—	48
Unrealized Depreciation	—	(54)	—	(54)
Interest Rate Swaps*
Unrealized Appreciation	—	576	—	576

Total Other Financial Instruments	$1,304	$1,174	$—	$2,478

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	209

SCHEDULE OF INVESTMENTS (Unaudited)

Long/Short Alternative Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) — 83.0%

Banks — 22.2%
Australia & New Zealand Banking Group
0.551%, 05/03/2016 (B)	$1,000	$1,000
Canadian Imperial Holdings
0.531%, 06/06/2016	1,384	1,383
Commonwealth Bank of Australia
0.541%, 05/31/2016 (B)	1,309	1,308
National Australia Bank
0.501%, 05/17/2016 (B)	1,500	1,499
Nordea Bank
0.531%, 06/30/2016 (B)	1,380	1,378
Svenska Handelsbanken
0.722%, 08/09/2016 (B)	1,000	997
Westpac Banking
0.813%, 08/24/2016 (B)	1,500	1,496

		9,061

Financials — 6.5%
Export Development Canada
0.270%, 04/07/2016	1,168	1,168
Novartis Finance
0.380%, 04/11/2016 (B)	1,500	1,500

		2,668

Gas Transmission — 3.7%
Total Capital Canada
0.430%, 04/25/2016 (B)	1,500	1,500

Industrial & Other Commercial Paper — 50.6%
Alphabet
0.450%, 05/18/2016 (B)	1,500	1,499
Apple
0.440%, 04/22/2016 (B)	1,500	1,500
BMW US Capital
0.380%, 04/12/2016 (B)	661	661
0.350%, 04/01/2016 (B)	1,000	1,000
Chevron
0.400%, 04/04/2016 (B)	1,698	1,698
Coca-Cola
0.380%, 04/21/2016 (B)	1,000	1,000
Exxon Mobil
0.350%, 04/05/2016	1,500	1,500
Microsoft
0.400%, 05/04/2016 (B)	1,500	1,499

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Nestle Finance International
0.591%, 07/11/2016	$1,500	$1,497
PepsiCo
0.340%, 04/18/2016 (B)	1,500	1,500
Pfizer
0.400%, 05/26/2016 (B)	1,500	1,499
Praxair
0.270%, 04/01/2016	1,500	1,500
Procter & Gamble
0.300%, 04/29/2016 (B)	1,500	1,500
Roche Holdings
0.400%, 04/06/2016 (B)	1,300	1,300
Toyota Motor Credit
0.410%, 05/16/2016	1,500	1,499

		20,652

Total Commercial Paper (Cost $33,879) ($ Thousands)		33,881

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
FHLB (A)
0.375%, 04/22/2016	393	393
0.320%, 04/13/2016	1,361	1,361
0.300%, 05/06/2016	1,377	1,377
0.255%, 04/15/2016	669	669

Total U.S. Government Agency Obligations (Cost $3,799) ($ Thousands)		3,800

EXCHANGE TRADED FUND — 4.8%
iShares iBoxx USD High Yield Corporate Bond ETF	23,907	1,953

Total Exchange Traded Fund (Cost $2,070) ($ Thousands)		1,953

Total Investments — 97.1% (Cost $39,748) ($ Thousands)		$39,634

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	82	Jun-2016	$136
MSCI Emerging Markets E-MINI	(220)	Jun-2016	(507)
NASDAQ 100 Index E-Mini	70	Jun-2016	267
S&P Mid Cap 400 Index E-MINI	63	Jun-2016	379
U.S. Dollar Index	25	Jun-2016	(67)
U.S. Long Treasury Bond	(48)	Jun-2016	46

			$254

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Percentages are based on a Net Assets of $40,821 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FHLB — Federal Home Loan Bank

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poor’s

USD — U.S. Dollar

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$33,881	$—	$33,881
U.S. Government Agency Obligations	—	3,800	—	3,800
Exchange Traded Fund	1,953	—	—	1,953

Total Investments in Securities	$1,953	$37,681	$—	$39,634

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$828	$—	$—	$828
Unrealized Depreciation	(574)	—	—	(574)

Total Other Financial Instruments	$254	$—	$—	$254

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	211

Statements of Assets and Liabilities ($ Thousands)

March 31, 2016 (Unaudited)

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$2,301,035	*	$1,295,866	*	$1,383,598	*
Affiliated Investments, at value††	427,969		56,882		44,176
Cash	15		—		—
Receivable for Investment Securities Sold	—		10,133		—
Receivable for Fund Shares Sold	1,688		1,066		647
Dividends and Interest Receivable	2,300		2,095		410
Receivable for Variation Margin	—		—		2
Prepaid Expenses	44		—		—
Total Assets	2,733,051		1,366,042		1,428,833
LIABILITIES:
Payable Upon Return on Securities Loaned	370,911		35,135		2,602
Payable for Investment Securities Purchased	—		7,344		—
Payable for Fund Shares Redeemed	5,667		1,031		1,339
Payable to Custodian	—		1		—
Payable for Variation Margin	—		—		19
Investment Advisory Fees Payable	619		346		430
Administration Fees Payable	592		332		298
Shareholder Servicing Fees Payable Class A	458		271		293
Shareholder Servicing Fees Payable Class I	—		—		1
Chief Compliance Officer Fees Payable	2		1		1
Administration Servicing Fees Payable Class I	—		1		1
Accrued Expense Payable	62		3		4
Total Liabilites	378,311		44,465		4,988
Net Assets	$2,354,740		$1,321,577		$1,423,845
†Cost of Investments	2,039,397		1,183,707		1,141,474
††Cost of Affiliated Investments	427,969		56,882		44,176
* Includes Market Value of Securities on Loan	362,892		34,335		2,534
NET ASSETS:
Paid-in-Capital — (Unlimited Authorization — No Par Value)	$2,158,332		$1,281,550		$1,257,052
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	7,034		10,891		1,932
Accumulated Net Realized Gain (Loss) on Investments and Futures Contracts	(72,264)		(83,023)		(77,667)
Net Unrealized Appreciation (Depreciation) on Investments	261,638		112,159		242,124
Net Unrealized Appreciation on Futures Contracts	—		—		404
Net Unrealized Depreciation on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—		—		—
Net Assets	$2,354,740		$1,321,577		$1,423,845
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.94		$20.14		$27.98
	($2,184,893,239 ÷ 183,023,700 shares	)	($1,295,764,884 ÷ 64,335,541 shares	)	($1,399,544,947 ÷ 50,022,403 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$20.15		$27.46
			($6,538,820 ÷ 324,583 shares	)	($5,211,941 ÷ 189,817 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.94		$20.14		$28.01
	($169,846,821 ÷ 14,220,286 shares	)	($19,273,167 ÷ 956,772 shares	)	($19,088,380 ÷ 681,426 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$3,323,247	*	$646,355	*	$525,461	*	$367,427	*	$290,490	*	$608,894	*	$78,588	*
139,237		12,417		95,824		157,163		64,539		296,810		32,441
—		26		6		21		—		9		19
7,843		86		2,111		1,776		1,842		2,108		2,754
3,328		254		497		132		125		606		363
3,569		777		552		661		115		638		180
—		—		32		—		10		21		1
—		—		9		—		—		—		1
3,477,224		659,915		624,492		527,180		357,121		909,086		114,347

26,646		2,212		66,530		145,351		53,934		261,748		27,260
5,922		689		271		2,844		2,415		834		3,053
3,676		167		1,319		229		181		913		24
3		—		—		—		—		—		—
9		21		—		—		—		—		—
901		16		257		176		131		299		27
860		101		137		94		74		160		—
679		59		106		76		60		109		17
—		1		—		—		1		—		—
3		1		—		—		—		1		—
—		1		—		1		—		—		21
7		19		16		2		1		4		2
38,706		3,287		68,636		148,773		56,797		264,068		30,404
$3,438,518		$656,628		$555,856		$378,407		$300,324		$645,018		$83,943
2,255,136		344,323		502,980		334,604		300,974		451,924		74,837
139,237		12,417		95,824		157,163		64,539		296,810		32,441
26,271		2,176		65,235		142,235		53,035		256,627		26,884

$2,528,807		$344,701		$557,154		$366,074		$349,285		$497,956		$83,117
10,459		3,021		523		589		(1,646)		221		347
(168,879)		6,628		(24,946)		(21,079)		(37,030)		(10,861)		(3,428)
1,068,111		302,032		22,481		32,823		(10,484)		156,970		3,751
20		246		644		—		199		733		156
—		—		—		—		—		(1)		—
$3,438,518		$656,628		$555,856		$378,407		$300,324		$645,018		$83,943
$19.73		$50.66		$10.81		$21.30		$25.96		$17.79		$22.62
($3,261,229,258 165,272,273 shares	÷ )	($403,732,122 7,968,984 shares	÷ )	($516,639,684 47,800,685 shares	÷ )	($368,615,187 17,302,077 shares	÷ )	($291,405,500 11,224,655 shares	÷ )	($601,732,083 33,825,589 shares	÷ )	($82,715,951 3,656,944 shares	÷ )
N/A		$51.00		N/A		N/A		N/A		N/A		N/A
		($245,526,429 4,814,597 shares	÷ )
N/A		$50.91		N/A		$21.14		$25.07		N/A		$22.59
		($6,415,503 126,005 shares	÷ )			($3,157,637 149,372 shares	÷ )	($2,490,855 99,366 shares	÷ )			($921,822 40,815 shares	÷ )
$19.74		$50.68		$10.84		$21.32		$25.99		$17.80		$22.63
($177,289,030 8,979,638 shares	÷ )	($954,154 18,828 shares	÷ )	($39,216,203 3,616,751 shares	÷ )	($6,633,702 311,143 shares	÷ )	($6,427,458 247,280 shares	÷ )	($43,286,329 2,431,888 shares	÷ )	($305,053 13,478 shares	÷ )

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	213

Statements of Assets and Liabilities ($ Thousands) (Continued)

March 31, 2016 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$1,430,938		$1,647,895		$1,040,902
Affiliated Investments, at value††	58,765		68,141		52,325
Repurchase Agreement†	—		—		—
Cash	224		9,029		—
Foreign Currency, at value†††	1,334		2,197		11
Cash Collateral on Futures	—		—		—
Cash Collateral on Swaps	—		—		—
Receivable for Investment Securities Sold	2,446		4,822		2,767
Receivable for Fund Shares Sold	2,793		14,063		2,567
Dividends and Interest Receivable	3,164		4,346		2,011
Receivable for Variation Margin	—		33		—
OTC Swap Contracts, at value††††	—		—		—
Options Purchased, at value #	—		—		—
Foreign Tax Reclaim Receivable			1,907		3
Unrealized Gain on Forward Foreign Currency Contracts	—		112		—
Unrealized Gain on Foreign Spot Currency Contracts	—		12		—
Prepaid Expenses	26		37		16
Total Assets	1,499,690		1,752,594		1,100,602
LIABILITIES:
Payable Upon Return on Securities Loaned	—		—		—
Payable for Investment Securities Purchased	1,102		6,367		865
Payable for Fund Shares Redeemed	2,304		14,741		1,759
Payable to Custodian	—		—		1
Payable for Variation Margin	68		221		52
Investment Advisory Fees Payable	525		745		383
Administration Fees Payable	370		429		270
Shareholder Servicing Fees Payable Class A	210		336		219
Chief Compliance Officer Fees Payable	1		2		1
Administration Servicing Fees Payable Class I	—		—		—
Income Distribution Payable	—		—		—
OTC Swap Contracts, at value††††	—		—		—
Options Written, at value #	—		—		—
Unrealized Loss on Forward Foreign Currency Contracts	—		8,678		—
Interest Payable			—		—
Accrued Expense Payable	45		43		23
Total Liabilites	4,625		31,562		3,573
Net Assets	$1,495,065		$1,721,032		$1,097,029
†Cost of Investments and Repurchase Agreements	1,220,903		1,432,215		802,258
††Cost of Affiliated Investments	58,765		68,141		52,325
†††Cost of Foreign Currency	1,267		2,172		11
††††Premiums Received/(Paid)	—		—		—
# Premiums Received/(Paid)	—		—		—
* Includes Market Value of Securities on Loan	—		—		—
NET ASSETS:
Paid-in-Capital — (Unlimited Authorization — No Par Value)	$1,272,910		$1,540,816		$852,180
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	7,002		2,368		4,822
Accumulated Net Realized Gain (Loss) on Investments, Option Contracts, Futures Contracts, Swap Contracts, Swaptions and Foreign Currency	4,011		(30,133)		652
Net Unrealized Appreciation (Depreciation) on Investments,	210,035		215,680		238,644
Net Unrealized Appreciation (Depreciation) on Futures Contracts	1,038		848		727
Net Unrealized Appreciation (Depreciation) on Swap Contracts	—		—		—
Net Unrealized Appreciation (Depreciation) on Options	—		—		—
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	69		(8,547)		4
Net Assets	$1,495,065		$1,721,032		$1,097,029
Net Asset Value, Offering and Redemption Price Per Share — Class A	$16.60		$11.06		$14.43
	($1,022,596,323 ÷ 61,615,192 shares	)	($1,619,423,940 ÷ 146,408,048 shares	)	($1,068,464,285 ÷ 74,046,332 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$16.58		$10.85		N/A
	($1,824,992 ÷ 110,059 shares	)	($1,529,217 ÷ 140,887 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$16.60		$11.08		$14.44
	($470,644,492 ÷ 28,344,871 shares	)	($100,078,476 ÷ 9,033,025 shares	)	($28,564,278 ÷ 1,978,617 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share Class currently not offered.

The accompanying notes are an integral part of the financial statements.

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Dynamic Asset Allocation Fund

$189,709		$202,049		$2,121,120	*	$1,259,863	*	$1,627,827	*	$302,742		$483,213
5,245		4,725		69,029		44,727		69,830		2,414		—
—		2,700		—		—		—		—		—
—		696		—		927		1,018		—		6,065
—		—		349		—		—		—		—
—		30		3,207		832		—		—		1,251
—		—		3,665		70		569		—		7,846
691		334		123,615		84,193		27,140		—		71
136		211		1,746		1,014		1,643		313		531
604		670		11,137		5,812		29,145		519		584
—		1		707		225		7		—		—
—		—		—		—		—		—		25,186
—		—		30		—		—		—		374
—		—		16		10		9		—		—
—		—		504		—		—		—		1,460
—		—		58		—		—		—		7
4		4		4		20		29		5		—
196,389		211,420		2,335,187		1,397,693		1,757,217		305,993		526,588

—		—		765		210		6		—		—
1,014		3,442		235,222		161,994		41,972		873		1,529
274		286		1,527		1,778		6,735		596		762
—		—		4		—		—		—		—
—		4		911		497		5		—		285
91		44		299		162		572		32		66
48		26		351		206		284		51		122
32		22		424		238		316		23		92
—		—		2		1		2		—		—
—		—		—		—		1		—		—
—		—		419		277		886		—		—
—		—		478		109		—		—		24,089
—		—		36		14		—		—		271
—		—		2,762		104		—		—		8,789
—				2		—		—		—		—
4		24		126		104		81		5		12
1,463		3,848		243,328		165,694		50,860		1,580		36,017
$194,926		$207,572		$2,091,859		$1,231,999		$1,706,357		$304,413		$490,571
138,547		210,490		2,096,978		1,235,945		1,813,535		299,598		469,907
5,245		4,725		69,029		44,727		69,830		2,414		—
—		—		332		—		—		—		—
—		—		91		—		—		—		—
—		—		(13)		11		—		—		19
—		—		735		201		1		—		—

$135,853		$339,247		$2,077,029		$1,206,479		$2,024,229		$310,319		$485,684
98		848		(1,488)		(189)		17,624		(5,248)		2,013
7,813		(126,783)		(1,712)		1,762		(150,172)		(3,802)		(4,191)
51,162		(5,741)		24,142		23,918		(185,708)		3,144		13,306
—		1		120		491		—		—		(131)
—		—		(3,997)		(355)		384		—		1,097
—		—		(19)		(3)		—		—		122
—		—		(2,216)		(104)		—		—		(7,329)
$194,926		$207,572		$2,091,859		$1,231,999		$1,706,357		$304,413		$490,571
$19.46		$7.40		$11.46		$10.39		$6.59		$10.05		$9.59
($158,158,061 8,126,369 shares	÷ )	($189,227,685 25,584,915 shares	÷ )	($2,024,240,541 176,705,624 shares	÷ )	($1,137,736,678 109,499,925 shares	÷ )	($1,514,931,326 229,749,163 shares	÷ )	($277,077,596 27,581,456 shares	÷ )	($443,316,170 46,206,296 shares	÷ )
$19.44		$7.38		$11.45		N/A		$6.37		N/A		N/A
($637,820 32,804 shares	÷ )	($249,483 33,801 shares	÷ )	($8,949,285 781,590 shares	÷ )			($5,538,432 869,226 shares	÷ )
$19.47		$7.39		$11.46		$10.39		$6.59		$10.07		$9.60
($36,129,761 1,856,038 shares	÷ )	($18,094,935 2,448,604 shares	÷ )	($58,668,961 5,120,178 shares	÷ )	($94,262,370 9,073,648 shares	÷ )	($185,887,411 28,190,882 shares	÷ )	($27,335,193 2,715,050 shares	÷ )	($47,255,006 4,920,947 shares	÷ )

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	215

Statements of Assets and Liabilities/Consolidated

Statements of Assets and Liabilities ($ Thousands) (Concluded)

March 31, 2016 (Unaudited)

	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
ASSETS:
Investments, at value†	$413,506	$940,714
Affiliated Investments, at value††	120,199	765,585
Cash	53,676	370,788
Foreign Currency, at value†††	716	4,854
Cash Collateral on Futures	132	47,859
Cash Collateral on Swaps	940	8,238
Receivable for Investment Securities Sold	10,126	5,766
Receivable for Fund Shares Sold	449	1,641
Dividends and Interest Receivable	558	2,019
Receivable for Variation Margin	2	1,206
OTC Swap Contracts, at value††††	89	10,049
Options Purchased, at value #	1,021	—
Foreign Tax Reclaim Receivable	—	97
Unrealized Gain on Forward Foreign Currency Contracts	303	12,179
Unrealized Gain on Foreign Spot Currency Contracts	—	1
Prepaid Expenses	8	34
Total Assets	601,725	2,171,030
LIABILITIES:
Payable for Securities Sold Short@	46,112	—
Payable for Investment Securities Purchased	6,140	11,198
Payable for Fund Shares Redeemed	942	4,125
Payable for Variation Margin	20	6,651
Investment Advisory Fees Payable	150	1,055
Administration Fees Payable	97	533
Shareholder Servicing Fees Payable Class A	115	402
Chief Compliance Officer Fees Payable	—	1
Trustees Fees Payable	—	1
Income Distribution Payable	—	—
OTC Swap Contracts, at value††††	19	1,020
Options Written, at value #	88	—
Reverse Repurchase Agreements	—	—
Unrealized Loss on Forward Foreign Currency Contracts	854	13,723
Unrealized Loss on Foreign Spot Currency Contracts	—	—
Interest Payable	4	—
Accrued Expense Payable	11	43
Total Liabilities	54,552	38,752
Net Assets	$547,173	$2,132,278
†Cost of Investments	422,016	910,673
††Cost of Affiliated Investments	122,106	765,585
†††Cost of Foreign Currency	693	4,777
††††Premiums Received/(Paid)	—	—
# Premiums Received/(Paid)	(1,246)	—
@ Premiums Received	44,541	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$574,809	$2,278,829
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(239)	(29,276)
Accumulated Net Realized Loss on Investments, Securities Sold Short, Option Contracts, Futures Contracts, Swap Contracts, Swaptions and Foreign Currency	(14,564)	(169,461)
Net Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, and Securities Sold Short	(11,988)	30,041
Net Unrealized Appreciation (Depreciation) on Futures Contracts	(23)	18,168
Net Unrealized Appreciation (Depreciation) on Swap Contracts	7	12,111
Net Unrealized Depreciation on Options	(313)	—
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(516)	(8,134)
Net Assets	$547,173	$2,132,278
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.40	$9.59
	($546,024,651 ÷ 58,062,562 shares )	($1,930,163,848 ÷ 201,358,312 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$9.40	$9.62
	($1,148,159 ÷ 122,111 shares )	($202,114,442 ÷ 21,014,223 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund

$605,492		$1,210,202		$156,886		$39,634
—		—		—		—
34,703		193,271		501,621		—
24		3,131		1,730		—
18,063		2,057		5,638		1,340
115		540		1,311		—
7,779		41		2,324		—
2,359		781		847		—
4,536		2,225		659		—
63		3,068		535		10
34,772		279		—		—
380		—		90		—
4		15		—		—
—		541		970		—
—		48		—		—
11		19		10		—
708,301		1,416,218		672,621		40,984

—		145,234		—		—
13,130		311		745		—
867		1,912		1,310		—
231		3,307		420		130
194		324		96		20
165		219		177		11
47		200		52		—
1		1		1		—
—		—		—		—
2,292		—		—		—
33,471		465		—		—
3,053		—		149		—
230		222,537		—		—
321		1,173		366		—
—		11		—		—
—		—		3		—
30		228		16		2
54,032		375,922		3,335		163
$654,269		$1,040,296		$669,286		$40,821
637,294		1,183,909		153,936		39,748
—		—		—		—
24		3,125		1,603		—
—		(32)		—		—
367		—		(33)		—
—		145,149		—		—

$692,988		$1,157,208		$669,778		$42,715
1,139		(13,023)		(1,491)		(350)
(6,694)		(129,921)		(4,511)		(1,684)
(31,802)		26,208		2,950		(114)
315		3,037		1,363		254
1,239		(2,615)		570		—
(2,306)		—		(92)		—
(610)		(598)		719		—
$654,269		$1,040,296		$669,286		$40,821
$10.00		$8.59		$10.05		$9.57
($565,675,511 56,571,079 shares	÷ )	($950,839,723 110,741,566 shares	÷ )	($616,960,605 61,387,597 shares	÷ )	($18,932 1,979 shares	÷ )
$10.00		$8.59		$10.07		$9.58
($88,593,248 8,860,636 shares	÷ )	($89,455,983 10,410,542 shares	÷ )	($52,325,787 5,198,417 shares	÷ )	($40,802,406 4,257,589 shares	÷ )

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	217

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2016 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$24,320	$16,678	$8,584
Dividends from Affiliated Investments*†	89	45	46
Interest Income	2	1	2
Securities Lending Income — Net	139	146	23
Less: Foreign Taxes Witheld	(75)	(76)	(40)
Total Investment Income	24,475	16,794	8,615
Expenses:
Investment Advisory Fees	4,624	2,309	2,947
Administration Fees	3,557	1,979	2,210
Shareholder Servicing Fees Class A	2,762	1,631	1,826
Shareholder Servicing Fees Class I	—	9	7
Administration Servicing Fees Class I	—	9	7
Proxy Fees	163	113	118
Printing Fees	115	63	71
Custodian/Wire Agent Fees	73	39	43
Professional Fees	64	35	39
Trustee Fees	16	9	10
Registration Fees	35	23	25
Chief Compliance Officer Fees	6	4	4
Interest Expense	—	—	—
Other Expenses	31	16	18
Total Expenses	11,446	6,239	7,325
Less:
Waiver of Investment Advisory Fees	(917)	(245)	(273)
Waiver of Shareholder Servicing Fees Class A	—	—	—
Waiver of Shareholder Servicing Fees Class I	—	(1)	(1)
Waiver of Administration Fees	—	—	(368)
Fees Paid Indirectly	—	—	—
Net Expenses	10,529	5,993	6,683
Net Investment Income (Loss)	13,946	10,801	1,932
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(28,002)	(49,957)	(69,280)
Futures Contracts	(541)	1,462	661
Net Change in Unrealized Appreciation on:
Investments	120,085	87,082	110,888
Futures Contracts	1,078	222	895
Net Increase (Decrease) in Net Assets from Operations	$106,566	$49,610	$45,096

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$33,306	$7,475	$3,282	$3,550	$1,076	$4,647
141	8	32	19	14	29
3	—	1	1	—	1
504	16	354	155	401	427
(165)	—	(19)	(13)	(5)	(17)
33,789	7,499	3,650	3,712	1,486	5,087

6,727	98	1,757	1,201	1,018	2,049
5,045	717	811	554	470	946
4,017	496	632	455	385	745
—	9	—	4	3	—
—	9	—	4	3	—
189	75	56	65	58	53
159	31	26	17	15	30
94	19	16	10	9	18
88	17	14	10	8	17
22	4	3	3	2	4
44	13	9	6	5	9
9	2	1	1	1	2
—	93	—	—	—	—
40	9	10	7	7	10
16,434	1,592	3,335	2,337	1,984	3,883

(1,444)	—	(236)	(157)	(186)	(275)
—	(139)	—	—	—	(89)
—	(4)	—	—	—	—
—	(184)	—	—	—	—
—	—	(1)	(5)	—	—
14,990	1,265	3,098	2,175	1,798	3,519
18,799	6,234	552	1,537	(312)	1,568

(27,379)	9,451	(15,572)	(9,359)	(16,704)	(6,998)
3,631	407	346	(3,360)	(29)	(129)

117,627	34,136	15,342	23,009	9,353	13,452
652	494	1,014	36	515	1,129
$113,330	$50,722	$1,682	$11,863	$(7,177)	$9,022

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	219

Statements of Operations ($ Thousands) (Continued)

For the six month period ended March 31, 2016 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$1,181	$20,231	$26,808
Dividends from Affiliated Investments*†	3	42	104
Interest Income	—	2	6
Securities Lending Income — Net	1	—	—
Less: Foreign Taxes Witheld	—	(95)	(1,138)
Total Investment Income	1,185	20,180	25,780
Expenses:
Investment Advisory Fees	176	4,612	7,207
Administration Fees	132	2,129	3,326
Shareholder Servicing Fees Class A	109	1,246	2,646
Shareholder Servicing Fees Class I	1	2	2
Administration Servicing Fees Class I	1	2	2
Proxy Fees	21	112	155
Printing Fees	4	67	111
Custodian/Wire Agent Fees	3	39	87
Professional Fees	2	37	61
Trustee Fees	1	9	15
Registration Fees	1	13	42
Chief Compliance Officer Fees	—	4	6
Other Expenses	2	18	35
Total Expenses	453	8,290	13,695
Less:
Waiver of Investment Advisory Fees	—	(1,597)	(1,339)
Waiver of Shareholder Servicing Fees Class I	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	453	6,693	12,356
Net Investment Income	732	13,487	13,424
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(2,937)	7,639	(28,029)
Futures Contracts	(74)	982	3,114
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	—	7	3,793
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,504	89,868	170,838
Futures Contracts	193	1,264	2,326
Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	76	(10,946)
Net Increase (Decrease) in Net Assets from Operations	$4,418	$113,323	$154,520

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Tax-Managed Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund

$13,473	$2,176	$—	$30	$—	$391
37	8	5	65	54	58
2	—	2,593	30,786	15,469	59,161
—	—	—	39	12	—
(54)	—	—	—	—	(19)
13,458	2,184	2,598	30,920	15,535	59,591

3,175	669	409	2,851	1,664	4,065
1,465	309	307	2,902	1,694	2,502
1,208	226	238	2,534	1,399	1,884
—	1	—	12	—	2
—	1	—	12	—	2
61	28	31	154	102	181
45	10	10	98	57	80
26	6	6	58	34	48
25	6	5	55	32	44
6	1	2	14	8	11
13	3	3	27	16	24
3	1	1	5	3	4
12	3	39	271	181	110
6,039	1,264	1,051	8,993	5,190	8,957

(1,101)	(86)	(138)	(1,084)	(715)	(703)
—	—	(105)	(1)	—	—
—	—	(171)	(829)	(484)	(834)
—	(5)	—	—	—	—
4,938	1,173	637	7,079	3,991	7,420
8,520	1,011	1,961	23,841	11,544	52,171

1,624	10,408	(548)	9,140	15,412	(44,089)
798		(49)	3,273	(2,488)	—
—	—	—	(541)	(164)	—
—	—	—	101	—	—
—	—	—	(760)	(164)	956
(12)	—	—	61	2	—

75,398	12,347	(937)	13,665	755	(36,605)
1,014	—	15	(30)	1,044	—
—	—	—	179	64	—
—	—	—	(104)	—	—
—	—	—	(2,519)	(54)	(517)
4	—	—	(1,387)	(56)	—
$87,346	$23,766	$442	$44,919	$25,895	$(28,084)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	221

Statements of Operations/Consolidated Statements of Operations ($ Thousands) (Concluded)

For the six month period ended March 31, 2016 (Unaudited)

	Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund‡
Investment Income:
Dividends	$—	$5,213	$6,671	$2,049
Dividends from Affiliated Investments*†	2	—	64	675
Interest Income	(2,795)††	—	1,060	(3,925)††
Less: Foreign Taxes Witheld	—	—	(43)	(99)
Total Investment Income (Loss)	(2,793)	5,213	7,752	(1,300)
Expenses:
Investment Advisory Fees	325	1,344	4,055	7,696
Administration Fees	443	672	811	3,078
Shareholder Servicing Fees Class A	337	500	674	2,315
Proxy Fees	35	44	59	148
Printing Fees	14	18	25	94
Custodian/Wire Agent Fees	8	7	15	41
Professional Fees	8	11	14	52
Trustee Fees	2	3	4	13
Registration Fees	4	14	7	23
Chief Compliance Officer Fees	1	1	1	5
Dividend Expense	—	—	170	—
Interest Expense	—	—	—	—
Other Expenses	3	4	86	50
Total Expenses	1,180	2,618	5,921	13,515
Less:
Waiver of Investment Advisory Fees	(141)	(952)	—	(1,598)
Waiver of Shareholder Servicing Fees Class A	(202)	—	(3,271)	—
Waiver of Administration Fees	(148)	—	(403)	—
Net Expenses	689	1,666	2,247	11,917
Net Investment Income (Loss)	(3,482)	3,547	5,505	(13,217)
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(459)	(959)	(13,746)	(716)
Securities Sold Short	—	—	—	—
Futures Contracts	—	(3,521)	(171)	24,537
Options	—	(170)	(12)	—
Swap Contracts	—	—	609	3,210
Foreign Currency Transactions	—	1,202	(355)	(5,784)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,128	19,519	14,002	41,754
Securities Sold Short	—	—	(1,571)	—
Affiliated Investments	—	—	(382)	—
Futures Contracts	—	(94)	(23)	19,259
Options	—	122	(313)	—
Swap Contracts	—	1,097	7	11,707
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	(7,390)	(516)	(9,073)
Net Increase (Decrease) in Net Assets from Operations	$4,187	$13,353	$3,034	$71,677

*	See Note 6 in Notes to Financial Statements.
†	Portion of the income is from the investment of collateral in an affiliated security.
‡	See Note 5 for details on gains and losses attributed to the Funds investments in Subsidiaries.
††	Negative interest income is due to negative yields on U.S. Treasury and Foreign Sovereign Debt Inflation Protected Securities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund‡	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund

$2,467	$3,413	$189	$83
—	—	—	—
15,975	(639)††	578	24
(64)	(13)	—	—
18,378	2,761	767	107

1,960	2,824	1,284	166
980	1,541	963	62
748	1,177	739	—
62	91	53	4
30	48	30	2
10	15	44	1
17	27	17	1
4	7	4	—
9	—	9	1
2	3	2	—
—	775	—	—
20	529	—	—
68	300	9	1
3,910	7,337	3,154	238

(742)	(920)	(43)	(47)
(449)	—	(443)	—
(46)	(257)	(645)	—
2,673	6,160	2,023	191
15,705	(3,399)	(1,256)	(84)

(2,643)	(18,732)	16	(5)
—	23,220	—	—
(1,280)	(24,789)	47	(1,014)
415	(110)	(884)	—
(4,992)	(74)	(1,309)	—
334	1,120	302	—

(10,792)	42,500	3,674	(31)
—	(40,997)	—	—
—	—	—	—
881	8,522	1,802	772
(3,355)	11	101	—
2,889	(695)	1,104	—
(528)	(1,086)	471	—
$(3,366)	$(14,509)	$4,068	$(362)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	223

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	Large Cap Fund		Large Cap Value Fund(3)		Large Cap Growth Fund(3)
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Operations:
Net Investment Income (Loss)	$13,946	$20,982	$10,801	$19,388	$1,932	$3,767
Net Realized Gain (Loss) from Investments and Futures Contracts	(28,543)	383,661	(48,495)	171,067	(68,619)	250,177
Net Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	121,163	(452,335)	87,304	(271,656)	111,783	(203,071)
Net Increase (Decrease) in Net Assets from Operations	106,566	(47,692)	49,610	(81,201)	45,096	50,873
Dividends and Distributions from:
Net Investment Income:
Class A	(10,603)	(16,450)	(7,571)	(14,922)	—	(2,496)
Class E	—	—	—	—	—	—
Class I	—	—	(33)	(69)	—	(4)
Class T‡	—	—	—	—	—	—
Class Y(2)	(899)	(1,174)	—	—	—	—
Net Capital Gains:
Class A	(369,451)	(207,875)	(170,943)	(100,168)	(247,678)	(116,418)
Class E	—	—	—	—	—	—
Class I	—	—	(838)	(623)	(854)	(538)
Class Y	(25,458)	—	(2)	—	(3)	—
Total Dividends and Distributions	(406,411)	(225,499)	(179,387)	(115,782)	(248,535)	(119,456)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	351,146	782,487	112,701	172,834	126,670	175,310
Reinvestment of Dividends and Distributions	344,453	203,519	167,876	108,520	233,681	112,489
Cost of Shares Redeemed	(712,494)	(818,271)	(153,930)	(312,977)	(199,789)	(327,559)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(16,895)	167,735	126,647	(31,623)	160,562	(39,760)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	1,528	1,079	951	1,138
Reinvestment of Dividends and Distributions	—	—	696	583	627	428
Cost of Shares Redeemed	—	—	(2,537)	(2,545)	(1,261)	(2,987)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	(313)	(883)	317	(1,421)
Class T‡:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class T Transactions‡	—	—	—	—	—	—
Class Y(2):
Proceeds from Shares Issued	27,371	243,048	17,836	—	18,433	—
Reinvestment of Dividends and Distributions	26,357	1,174	—	—	—	—
Cost of Shares Redeemed	(21,988)	(80,970)	(326)	—	(232)	—
Increase in Net Assets Derived from Class Y Transactions(2)	31,740	163,252	17,510	—	18,201	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	14,845	330,987	143,844	(32,506)	179,080	(41,181)
Net Increase (Decrease) in Net Assets	(285,000)	57,796	14,067	(229,489)	(24,359)	(109,764)
Net Assets:
Beginning of Period	2,639,740	2,581,944	1,307,510	1,536,999	1,448,204	1,557,968
End of Period	$2,354,740	$2,639,740	$1,321,577	$1,307,510	$1,423,845	$1,448,204
Undistributed Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$7,034	$4,950	$10,891	$7,694	$1,932	$—
(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations on December 31, 2014, unless stated otherwise.
(3)	Class Y commenced operations on October 30, 2015.
@	Includes realized gains of $1,179,815 ($ Thousands) for 2015, due to affiliated and in-kind transactions (see Notes 6 and 13).
*	Includes redemptions as a result of affiliated and in-kind transactions (see Notes 6 and 13).
‡	Class T closed on December 30, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Tax-Managed Large Cap Fund		S&P 500 Index Fund(3)		Small Cap Fund		Small Cap Value Fund(3)		Small Cap Growth Fund(3)
10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15

$18,799	$23,526	$6,234	$16,255	$552	$(520)	$1,537	$2,129	$(312)	$(1,716)
(23,748)	114,462	9,858	1,258,319 @	(15,226)	52,132	(12,719)	20,141	(16,733)	60,950
118,279	(213,359)	34,630	(1,199,416)	16,356	(55,301)	23,045	(23,946)	9,868	(49,856)
113,330	(75,371)	50,722	75,158	1,682	(3,689)	11,863	(1,676)	(7,177)	9,378

(13,459)	(20,052)	(3,154)	(6,880)	—	—	(1,686)	(2,503)	—	—
—	—	(2,204)	(17,505)	—	—	—	—	—	—
—	—	(51)	(113)	—	—	(12)	(18)	—	—
—	(1)	—	—	—	—	—	—	—	—
(727)	(704)	—	—	—	—	—	—	—	—

—	—	(563)	(35,643)	(53,729)	(40,220)	(23,148)	(29,816)	—	—
—	—	(352)	(103,471)	—	—	—	—	—	—
—	—	(10)	(692)	—	—	(176)	(337)	—	—
—	—	—	—	(3,378)	—	(1)	—	—	—
(14,186)	(20,757)	(6,334)	(164,304)	(57,107)	(40,220)	(25,023)	(32,674)	—	—

409,491	695,876	75,705	108,597	90,516	165,162	67,212	49,533	19,925	47,183
12,071	17,867	3,486	40,147	47,563	35,322	23,264	29,963	—	—
(325,041)	(642,867)	(88,032)	(112,883)	(63,747)	(146,610)	(53,611)	(74,752)	(46,359)	(67,002)
96,521	70,876	(8,841)	35,861	74,332	53,874	36,865	4,744	(26,434)	(19,819)

—	—	4,601	41,342	—	—	—	—	—	—
—	—	2,319	119,019	—	—	—	—	—	—
—	—	(21,327)	(1,943,969)*	—	—	—	—	—	—
—	—	(14,407)	(1,783,608)	—	—	—	—	—	—

—	—	1,120	2,602	—	—	1,222	797	1,024	951
—	—	34	487	—	—	160	317	—	—
—	—	(3,012)	(2,435)	—	—	(1,873)	(1,185)	(1,224)	(1,200)
—	—	(1,858)	654	—	—	(491)	(71)	(200)	(249)

—	—	—	—	—	—	—	—	—	—
—	1	—	—	—	—	—	—	—	—
—	(498)	—	—	—	—	—	—	—	—
—	(497)	—	—	—	—	—	—	—	—

48,771	153,508	975	—	10,970	40,512	5,982	—	6,117	—
727	704	—	—	3,378	—	—	—	—	—
(9,419)	(16,000)	(108)	—	(5,454)	(5,704)	(119)	—	(109)	—
40,079	138,212	867	—	8,894	34,808	5,863	—	6,008	—
136,600	208,591	(24,239)	(1,747,093)	83,226	88,682	42,237	4,673	(20,626)	(20,068)
235,744	112,463	20,149	(1,836,239)	27,801	44,773	29,077	(29,677)	(27,803)	(10,690)

3,202,774	3,090,311	636,479	2,472,718	528,055	483,282	349,330	379,007	328,127	338,817
$3,438,518	$3,202,774	$656,628	$636,479	$555,856	$528,055	$378,407	$349,330	$300,324	$328,127
$10,459	$5,846	$3,021	$2,196	$523	$(29)	$589	$750	$(1,646)	$(1,334)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	225

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	Tax-Managed Small/Mid Cap Fund
	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Operations:
Net Investment Income	$1,568	$813
Net Realized Gain (Loss) from Investments and Futures Contracts	(7,127)	(2,210)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	14,581	2,088
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—
Net Increase in Net Assets from Operations	9,022	691
Dividends and Distributions from:
Net Investment Income:
Class A	(1,379)	(492)
Class I	—	—
Class Y	(116)	(24)
Net Capital Gains:
Class A	—	(6,161)
Class I	—	—
Class Y	—	—
Total Dividends and Distributions	(1,495)	(6,677)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	82,932	146,045
Reinvestment of Dividends and Distributions	1,225	5,876
Cost of Shares Redeemed	(77,938)	(130,722)
Increase (Decrease) in Net Assets Derived from Class A Transactions	6,219	21,199
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—
Class Y(2):
Proceeds from Shares Issued	16,146	33,638
Reinvestment of Dividends and Distributions	116	24
Cost of Shares Redeemed	(2,792)	(4,248)
Increase in Net Assets Derived from Class Y Transactions(2)	13,470	29,414
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	19,689	50,613
Net Increase (Decrease) in Net Assets	27,216	44,627
Net Assets:
Beginning of Period	617,802	573,175
End of Period	$645,018	$617,802
Undistributed Net Investment Income Included in Net Assets at Period End	$221	$148
(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations on December 31, 2014, unless stated otherwise.
(3)	Class Y commenced operations on October 30, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Mid-Cap Fund(3)		U.S. Managed Volatility Fund		Global Managed Volatility Fund
10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15

$732	$593	$13,487	$19,059	$13,424	$35,558
(3,011)	15,211	8,621	78,952	(24,915)	31,072
—	—	7	(64)	3,793	111,849
6,697	(15,787)	91,132	(60,314)	173,164	(68,468)
—	—	76	2	(10,946)	(5,649)
4,418	17	113,323	37,635	154,520	104,362

(779)	(229)	(8,145)	(14,740)	(121,131)	(96,403)
—	(1)	(3,698)	(20)	(66)	(54)
(7)	—	(10)	(3,149)	(4,789)	—

(14,310)	(8,477)	(49,368)	(109,056)	(30,756)	(108,330)
(133)	(74)	(78)	(175)	(17)	(69)
(3)	—	(19,030)	—	(1,174)	—
(15,232)	(8,781)	(80,329)	(127,140)	(157,933)	(204,856)

23,381	56,163	268,227	346,255	425,701	849,169
13,241	7,637	50,477	108,070	142,990	190,920
(37,063)	(54,886)	(272,708)	(420,910)	(1,176,283)	(504,130)
(441)	8,914	45,996	33,415	(607,592)	535,959

70	216	245	1,200	362	356
140	75	88	196	83	123
(88)	(484)	(19)	(1,046)	(248)	(146)
122	(193)	314	350	197	333

318	—	115,956	473,581	52,305	106,183
—	—	22,666	3,139	5,963	—
(48)	—	(75,811)	(70,875)	(57,027)	(12,258)
270	—	62,811	405,845	1,241	93,925
(49)	8,721	109,121	439,610	(606,154)	630,217
(10,863)	(43)	142,115	350,105	(609,567)	529,723

94,806	94,849	1,352,950	1,002,845	2,330,599	1,800,876
$83,943	$94,806	$1,495,065	$1,352,950	$1,721,032	$2,330,599
$347	$401	$7,002	$5,368	$2,368	$114,930

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	227

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six month period ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	Tax-Managed Managed Volatility Fund(3)		Real Estate Fund		Enhanced Income Fund
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Operations:
Net Investment Income (Loss)	$8,520	$12,159	$1,011	$1,079	$1,961	$4,023
Net Realized Gain (Loss) from Investments, Futures Contracts, Options, Swaptions and Swap Contracts	2,422	41,085	10,408	13,008	(597)	(520)
Net Realized Gain (Loss) on Foreign Currency Transactions	(12)	(36)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Futures Contracts, Options, Swaptions and Swap Contracts	76,412	(9,817)	12,347	10,977	(922)	(3,013)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	4	8	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	87,346	43,399	23,766	25,064	442	490
Dividends and Distributions from:
Net Investment Income:
Class A	(6,790)	(11,964)	(880)	(3,342)	(2,109)	(3,921)
Class I	—	—	(3)	(8)	(2)	(6)
Class Y(2)	(3)	—	(118)	(147)	(130)	(366)
Net Capital Gains:
Class A	(37,938)	(50,428)	(6,363)	(9,691)	—	—
Class I	—	—	(24)	(29)	—	—
Class Y(2)	(8)	—	(573)	(355)	—	—
Total Dividends and Distributions	(44,739)	(62,392)	(7,961)	(13,572)	(2,241)	(4,293)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	223,935	299,438	26,208	57,178	34,510	79,695
Reinvestment of Dividends and Distributions	37,991	52,717	6,825	12,341	1,715	3,219
Cost of Shares Redeemed	(134,314)	(197,877)	(80,445)	(116,047)	(35,890)	(119,541)
Increase (Decrease) in Net Assets Derived from Class A Transactions	127,612	154,278	(47,412)	(46,528)	335	(36,627)
Class I:
Proceeds from Shares Issued	—	—	30	53	47	67
Reinvestment of Dividends and Distributions	—	—	27	38	2	6
Cost of Shares Redeemed	—	—	(191)	(23)	(30)	(213)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	(134)	68	19	(140)
Class Y(2):
Proceeds from Shares Issued	27,014	320	18,082	24,117	8,190	34,988
Reinvestment of Dividends and Distributions	10	—	691	502	130	366
Cost of Shares Redeemed	(1,563)	—	(4,393)	(4,766)	(1,443)	(23,930)
Increase (Decrease) in Net Assets Derived from Class Y Transactions(2)	25,461	320	14,380	19,853	6,877	11,424
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	153,073	154,598	(33,166)	(26,607)	7,231	(25,343)
Net Increase (Decrease) in Net Assets	195,680	135,605	(17,361)	(15,115)	5,432	(29,146)
Net Assets:
Beginning of Period	901,349	765,744	212,287	227,402	202,140	231,286
End of Period	$1,097,029	$901,349	$194,926	$212,287	$207,572	$202,140
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$4,822	$3,095	$98	$88	$848	$1,128
(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations on December 31, 2014, unless stated otherwise.
(3)	Class Y commenced operations on April 30, 2015.
(4)	Class Y commenced operations on June 30, 2015.
(5)	Commenced operation on July 30, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Core Fixed Income Fund(4)		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Dynamic Asset Allocation Fund(5)		Multi-Strategy Alternative Fund(3)
10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15

$23,841	$48,651	$11,544	$22,338	$52,171	$99,796	$(3,482)	$(2,742)	$3,547	$209	$5,505	$8,025
11,213	30,840	12,596	12,791	(43,133)	(17,997)	(459)	(742)	(4,650)	(742)	(13,320)	10,930
61	2,242	2	(2)	—	—	—	—	1,202	4	(355)	—
11,191	(31,800)	1,809	(5,940)	(37,122)	(139,096)	8,128	(1,056)	20,644	(6,250)	11,720	(35,082)
(1,387)	(2,305)	(56)	(48)	—	—	—	—	(7,390)	61	(516)	—
44,919	47,628	25,895	29,139	(28,084)	(57,297)	4,187	(4,540)	13,353	(6,718)	3,034	(16,127)

(23,603)	(48,772)	(10,907)	(21,502)	(46,803)	(91,740)	—	(344)	(1,545)	—	(8,678)	(8,032)
(101)	(215)	—	—	(38)	(373)	—	—	—	—	—	—
(477)	(99)	(998)	(1,561)	(5,171)	(6,435)	—	—	(203)	—	—	—

(22,282)	—	(11,458)	(1,985)	(20,752)	(9,791)	—	—	—	—	(5,493)	—
(88)	—	—	—	(14)	(21)	—	—	—	—	—	—
(251)	—	(904)	—	(1,965)	—	—	—	—	—	—	—
(46,802)	(49,086)	(24,267)	(25,048)	(74,743)	(108,360)	—	(344)	(1,748)	—	(14,171)	(8,032)

184,889	378,385	178,566	325,292	302,936	585,697	58,189	90,001	461,288	24,838	94,046	165,330
41,401	44,243	18,912	20,101	59,713	89,537	—	294	1,436	—	12,520	7,058
(268,204)	(394,000)	(174,804)	(335,149)	(301,511)	(677,590)	(48,792)	(106,478)	(49,744)	(1,318)	(77,149)	(118,528)
(41,914)	28,628	22,674	10,244	61,138	(2,356)	9,397	(16,183)	412,980	23,520	29,417	53,860

5,997	5,064	—	—	4,614	30,476	—	—	—	—	—	—
119	147	—	—	51	351	—	—	—	—	—	—
(9,719)	(3,212)	—	—	(83)	(32,994)	—	—	—	—	—	—
(3,603)	1,999	—	—	4,582	(2,167)	—	—	—	—	—	—

36,272	23,516	17,606	101,947	58,462	168,948	6,792	29,060	2,883	54,351	4,453	20
727	99	1,898	1,581	7,129	6,525	—	—	203	—	—	—
(1,810)	(470)	(14,409)	(13,741)	(15,246)	(23,450)	(5,376)	(3,524)	(6,843)	(1,410)	(3,371)	—
35,189	23,145	5,095	89,787	50,345	152,023	1,416	25,536	(3,757)	52,941	1,082	20
(10,328)	53,772	27,769	100,031	116,065	147,500	10,813	9,353	409,223	76,461	30,499	53,880
(12,211)	52,314	29,397	104,122	13,238	(18,157)	15,000	4,469	420,828	69,743	19,362	29,721

2,104,070	2,051,756	1,202,602	1,098,480	1,693,119	1,711,276	289,413	284,944	69,743	—	527,811	498,090
$2,091,859	$2,104,070	$1,231,999	$1,202,602	$1,706,357	$1,693,119	$304,413	$289,413	$490,571	$69,743	$547,173	$527,811
$(1,488)	$(1,148)	$(189)	$172	$17,624	$17,465	$(5,248)	$(1,766)	$2,013	$214	$(239)	$2,934

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	229

Consolidated Statements of Changes in Net Assets/Statements of Changes in Net Assets ($ Thousands) (Concluded)

For the six month period ended March 31, 2016 (Unaudited) and the year ended September 30, 2015

	Multi-Asset Accumulation Fund
	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Operations:
Net Investment Income (Loss)	$(13,217)	$(17,632)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	27,031	(81,069)
Net Realized Gain (Loss) on Foreign Currency Transactions	(5,784)	(8,451)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	72,720	14,046
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(9,073)	1,263
Net Increase (Decrease) in Net Assets from Operations	71,677	(91,843)
Dividends and Distributions from:
Net Investment Income:
Class A	—	(21,898)
Class Y(2)	—	—
Net Capital Gains:
Class A	(52,441)	(155,829)
Class Y(2)	(5,687)	—
Total Dividends and Distributions	(58,128)	(177,727)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	319,456	668,657
Reinvestment of Dividends and Distributions	48,391	161,925
Cost of Shares Redeemed	(253,639)	(636,334)
Increase (Decrease) in Net Assets Derived from Class A Transactions	114,208	194,248
Class Y(2):
Proceeds from Shares Issued	18,242	233,302
Reinvestment of Dividends and Distributions	5,687	—
Cost of Shares Redeemed	(25,338)	(17,896)
Increase (Decrease) in Net Assets Derived from Class Y Transactions(2)	(1,409)	215,406
Increase in Net Assets Derived from Capital Share Transactions	112,799	409,654
Net Increase (Decrease) in Net Assets	126,348	140,084
Net Assets:
Beginning of Period	2,005,930	1,865,846
End of Period	$2,132,278	$2,005,930
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$(29,276)	$(16,059)
(1)	See Note 7 in Notes to Financial Statements.
(2)	Class Y commenced operations on December 31, 2014, unless stated otherwise.
(3)	Commenced operations on December 19, 2014.
(4)	Class Y commenced on April 30, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund(3)(4)
10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15

$15,705	$30,610	$(3,399)	$(17)	$(1,256)	$(2,202)	$(84)	$(266)
(8,500)	1,276	(20,485)	(85,398)	(2,130)	7,875	(1,019)	(665)
334	4,342	1,120	2,781	302	1,638	—	—
(10,377)	(17,363)	9,341	15,262	6,681	(4,834)	741	(601)
(528)	(626)	(1,086)	(234)	471	25	—	—
(3,366)	18,239	(14,509)	(67,606)	4,068	2,502	(362)	(1,532)

(18,008)	(23,778)	(4,527)	—	—	(254)	—	—
(1,678)	(1,166)	(590)	—	—	—	—	—

(6,367)	(2,779)	—	—	(6,779)	(10,427)	—	—
(332)	—	—	—	(583)	—	—	—
(26,385)	(27,723)	(5,117)	—	(7,362)	(10,681)	—	—

121,656	225,257	175,369	333,123	139,038	209,534	—	36,289
19,699	21,766	3,967	—	5,291	8,724	—	—
(162,505)	(162,300)	(134,391)	(267,036)	(90,027)	(185,686)	—	(36,631)
(21,150)	84,723	44,945	66,087	54,302	32,572	—	(342)

58,909	37,444	14,083	94,894	5,971	57,966	—	43,057
1,991	1,166	590	—	583	—	—	—
(4,213)	(4,870)	(6,992)	(9,620)	(4,647)	(7,590)	—	—
56,687	33,740	7,681	85,274	1,907	50,376	—	43,057
35,537	118,463	52,626	151,361	56,209	82,948	—	42,715
5,786	108,979	33,000	83,755	52,915	74,769	(362)	41,183

648,483	539,504	1,007,296	923,541	616,371	541,602	41,183	—
$654,269	$648,483	$1,040,296	$1,007,296	$669,286	$616,371	$40,821	$41,183
$1,139	$5,120	$(13,023)	$(4,507)	$(1,491)	$(235)	$(350)	$(266)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	231

Consolidated Statement of Cash Flows ($ Thousands)

For the six month period ended March 31, 2016 (Unaudited)

Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:
Net Decrease in Net Assets from Operations	$(14,509)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of Investment Securities	(545,239)
Proceeds from Disposition of Investment Securities	618,659
Proceeds from Securities Sold Short	148,313
Purchases to Cover Securities Sold Short	(165,483)
Proceeds from Sale of Options/Expired Options	36
Amortization (Accretion of Market Discount)	5,869
Net Realized (Gain) Loss on:
Investments and Securities Sold Short	(4,488)
Options	110
Net Change in Unrealized (Appreciation) Depreciation on:
Investments and Securities Sold Short	(1,503)
Options	(11)
Changes in assets:
Foreign Currency, at value	(3,086)
Cash Collateral on Swaps	(121)
Cash Collateral on Futures	202
Receivable for Investment Securities Sold	3,563
Dividends and Interest Receivable	316
Receivable for Variation Margin	458
OTC Swap Contracts, at value	(22)
Foreign Tax Reclaim Receivable	(2)
Unrealized Gain on Forward Foreign Currency Contracts	(70)
Unrealized Gain on Foreign Spot Currency Contracts	(34)
Prepaid Expenses	(9)
Changes in liabilities:
Payable for Investment Securities Purchased	(4,600)
Payable for Variation Margin	(118)
Investment Advisory Fees Payable	33
Administration Fees Payable	14
Shareholder Servicing Fees Payable Class A	12
OTC Swap Contracts, at value	242
Unrealized Loss on Forward Foreign Currency Contracts	981
Unrealized Loss on Foreign Spot Currency Contracts	8
Accrued Expense Payable	15
Net Provided by Operating Activities	39,536
Cash Flows from Financing Activities:
Reverse Repurchase Agreements	(43,753)
Dividends and Distributions	(4,527)
Proceeds from Shares Issued	190,649
Reinvestment of Dividends and Distributions	3,967
Cost of Shares Redeemed	(140,869)
Net Cash Provided by Financing Activities	5,467
Net Change in Cash	45,003
Cash at Beginning of Period	148,268
Cash at End of Period	$193,271

The accompanying notes are an integral part of the financial statements.

232	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Financial Highlights

For the period ended March 31, 2016 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (1)		Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2016**	$13.71	$0.07		$0.55		$0.62	$(0.06)	$(2.33)	$(2.39)	$11.94	4.32%	$2,184,893	0.91	%(28)	0.91	%(28)	0.98%	1.16%	47%
2015	15.19	0.11		(0.30)		(0.19)	(0.09)	(1.20)	(1.29)	13.71	(1.73)	2,483,582	0.89		0.89		0.97	0.74	110
2014	13.95	0.09		2.19		2.28	(0.09)	(0.95)	(1.04)	15.19	16.96	2,581,944	0.89		0.89		1.01	0.60	57
2013	12.15	0.12		2.43		2.55	(0.13)	(0.62)	(0.75)	13.95	22.23	2,107,192	0.89		0.89		1.01	0.94	49
2012	10.15	0.10		2.72		2.82	(0.09)	(0.73)	(0.82)	12.15	29.04	1,488,259	0.89		0.89		1.02	0.89	50
2011	10.77	0.08		(0.22)		(0.14)	(0.08)	(0.40)	(0.48)	10.15	(1.71)	1,521,942	0.89		0.89		1.02	0.70	100
Class Y
2016**	$13.71	$0.09		$0.54		$0.63	$(0.07)	$(2.33)	$(2.40)	$11.94	4.43%	$169,847	0.66	%(28)	0.66	%(28)	0.74%	1.42%	47%
2015(24)	14.62	0.11		(0.94)		(0.83)	(0.08)	—	(0.08)	13.71	(5.74)	156,158	0.64		0.64		0.72	1.03	110
Large Cap Value Fund
Class A
2016**	$22.35	$0.17		$0.69		$0.86	$(0.12)	$(2.95)	$(3.07)	$20.14	3.75%	$1,295,765	0.91	%(28)	0.91	%(28)	0.95%	1.64%	48%
2015	25.71	0.32		(1.72)		(1.40)	(0.25)	(1.71)	(1.96)	22.35	(6.15)	1,300,033	0.89		0.90		0.93	1.29	96
2014	21.94	0.29		3.76		4.05	(0.28)	—	(0.28)	25.71	18.55	1,527,500	0.89		0.89		0.97	1.19	58
2013	18.02	0.28		3.92		4.20	(0.28)	—	(0.28)	21.94	23.55	1,444,929	0.89		0.89		0.97	1.39	55
2012	14.13	0.25		3.89		4.14	(0.25)	—	(0.25)	18.02	29.54	1,344,405	0.89		0.89		0.98	1.51	37
2011	14.75	0.22		(0.61)		(0.39)	(0.23)	—	(0.23)	14.13	(2.89)	1,197,272	0.89		0.89		0.98	1.35	63
Class I
2016**	$22.35	$0.14		$0.71		$0.85	$(0.10)	$(2.95)	$(3.05)	$20.15	3.66%	$6,539	1.13	%(28)	1.13	%(28)	1.20%	1.38%	48%
2015	25.71	0.27		(1.72)		(1.45)	(0.20)	(1.71)	(1.91)	22.35	(6.34)	7,477	1.11		1.12		1.18	1.06	96
2014	21.96	0.24		3.75		3.99	(0.24)	—	(0.24)	25.71	18.22	9,499	1.11		1.11		1.22	0.97	58
2013	18.02	0.23		3.95		4.18	(0.24)	—	(0.24)	21.96	23.35	9,412	1.11		1.11		1.22	1.16	55
2012	14.13	0.21		3.89		4.10	(0.21)	—	(0.21)	18.02	29.20	7,668	1.11		1.11		1.23	1.28	37
2011	14.76	0.18		(0.62)		(0.44)	(0.19)	—	(0.19)	14.13	(3.14)	7,073	1.11		1.11		1.23	1.13	63
Class Y@
2016	$23.90	$0.18		$(0.93)		$(0.75)	$(0.06)	$(2.95)	$(3.01)	$20.14	(3.27)%	$19,273	0.66	%(28)	0.66	%(28)	0.72%	2.30%	48%
Large Cap Growth Fund
Class A
2016**	$32.22	$0.04		$1.23		$1.27	$—	$(5.51)	$(5.51)	$27.98	3.24%	$1,399,545	0.91	%(28)	0.91	%(28)	1.00%	0.26%	59%
2015	33.82	0.08		0.97		1.05	(0.05)	(2.60)	(2.65)	32.22	2.87	1,442,646	0.89		0.89		0.98	0.24	110
2014	30.28	0.09		4.25		4.34	(0.09)	(0.71)	(0.80)	33.82	14.51	1,550,723	0.89		0.89		1.02	0.26	61
2013	25.57	0.08		4.73		4.81	(0.10)	—	(0.10)	30.28	18.89	1,433,284	0.89		0.89		1.02	0.28	69
2012	19.77	0.05		5.78		5.83	(0.03)	—	(0.03)	25.57	29.47	1,354,774	0.89		0.90		1.03	0.19	88
2011	19.66	0.06		0.14		0.20	(0.09)	—	(0.09)	19.77	0.97	1,278,538	0.89		0.89		1.03	0.27	108
Class I
2016**	$31.75	$0.01		$1.21		$1.22	$—	$(5.51)	$(5.51)	$27.46	3.12%	$5,212	1.13	%(28)	1.13	%(28)	1.25%	0.05%	59%
2015	33.40	0.01		0.96		0.97	(0.02)	(2.60)	(2.62)	31.75	2.65	5,558	1.11		1.11		1.23	0.02	110
2014	29.93	0.01		4.21		4.22	(0.04)	(0.71)	(0.75)	33.40	14.28	7,245	1.11		1.11		1.27	0.05	61
2013	25.28	0.02		4.68		4.70	(0.05)	—	(0.05)	29.93	18.62	8,324	1.11		1.11		1.27	0.06	69
2012	19.57	—	*	5.71		5.71	—	—	—	25.28	29.18	8,549	1.11		1.12		1.28	(0.02)	88
2011	19.47	0.01		0.14		0.15	(0.05)	—	(0.05)	19.57	0.73	6,695	1.11		1.11		1.28	0.05	108
Class Y@
2016	$34.91	$0.07		$(1.46)		$(1.39)	$—	$(5.51)	$(5.51)	$28.01	(4.61)%	$19,088	0.66	%(28)	0.66	%(28)	0.77%	0.63%	59%
Tax-Managed Large Cap Fund
Class A
2016**	$19.13	$0.11		$0.57		$0.68	$(0.08)	$—	$(0.08)	$19.73	3.56%	$3,261,229	0.90	%(28)	0.90	%(28)	0.99%	1.11%	49%
2015	19.64	0.14		(0.52)		(0.38)	(0.13)	—	(0.13)	19.13	(1.99)	3,072,983	0.89		0.89		0.98	0.70	85
2014	16.81	0.12		2.84		2.96	(0.13)	—	(0.13)	19.64	17.63	3,089,839	0.89		0.89		1.02	0.65	39
2013	13.88	0.15		2.94		3.09	(0.16)	—	(0.16)	16.81	22.47	2,407,951	0.89		0.89		1.02	1.00	42
2012	10.80	0.12		3.07		3.19	(0.11)	—	(0.11)	13.88	29.70	1,882,834	0.89		0.89		1.03	0.96	53
2011	11.02	0.10		(0.22)		(0.12)	(0.10)	—	(0.10)	10.80	(1.20)	1,495,783	0.89		0.89		1.03	0.78	72
Class Y
2016**	$19.13	$0.14		$0.58		$0.72	$(0.11)	$—	$(0.11)	$19.74	3.74%	$177,289	0.65	%(28)	0.65	%(28)	0.74%	1.40%	49%
2015(24)	20.46	0.15		(1.38)		(1.23)	(0.10)	—	(0.10)	19.13	(6.04)	129,791	0.64		0.64		0.73	1.00	85
S&P 500 Index Fund
Class A
2016**	$47.23	$0.45		$3.44		$3.89	$(0.39)	$(0.07)	$(0.46)	$50.66	8.26%	$403,732	0.46	%(28)	0.46	%(28)	0.58%	1.85%	7%
2015	53.00	0.77		(0.99)		(0.22)	(0.86)	(4.69)	(5.55)	47.23	(0.97)	385,743	0.43		0.43		0.54	1.51	12
2014	46.20	0.79		7.91		8.70	(0.83)	(1.07)	(1.90)	53.00	19.23	394,132	0.43		0.43		0.54	1.58	10
2013	39.60	0.76		6.61		7.37	(0.77)	—	(0.77)	46.20	18.87	352,589	0.43		0.43		0.54	1.78	6
2012	31.03	0.64		8.51		9.15	(0.58)	—	(0.58)	39.60	29.74	294,234	0.43		0.43		0.54	1.76	18
2011	31.30	0.55		(0.26	)(5)	0.29	(0.56)	—	(0.56)	31.03	0.75	255,345	0.43		0.43		0.53	1.61	61

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	233

Financial Highlights (Continued)

For the period ended March 31, 2016 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund (continued)
Class E
2016**	$47.54	$0.50	$3.46		$3.96	$(0.43)	$(0.07)	$(0.50)	$51.00	8.36%	$245,526	0.27	%(28)	0.27	%(28)	0.33%	2.03%	7%
2015	53.30	0.87	(0.99)		(0.12)	(0.95)	(4.69)	(5.64)	47.54	(0.77)	242,962	0.25		0.25		0.29	1.67	12
2014	46.45	0.89	7.94		8.83	(0.91)	(1.07)	(1.98)	53.30	19.42	2,070,624	0.25		0.25		0.29	1.76	10
2013	39.79	0.85	6.65		7.50	(0.84)	—	(0.84)	46.45	19.11	2,365,696	0.25		0.25		0.29	1.99	6
2012	31.17	0.71	8.54		9.25	(0.63)	—	(0.63)	39.79	29.97	2,580,512	0.25		0.25		0.29	1.92	18
2011	31.42	0.61	(0.25	)(5)	0.36	(0.61)	—	(0.61)	31.17	0.96	1,195,729	0.25		0.25		0.29	1.76	61
Class I
2016**	$47.46	$0.40	$3.46		$3.86	$(0.34)	$(0.07)	$(0.41)	$50.91	8.14%	$6,416	0.67	%(28)	0.67	%(28)	0.83%	1.63%	7%
2015	53.22	0.66	(0.99)		(0.33)	(0.74)	(4.69)	(5.43)	47.46	(1.19)	7,774	0.65		0.65		0.79	1.28	12
2014	46.38	0.68	7.94		8.62	(0.71)	(1.07)	(1.78)	53.22	18.95	7,962	0.65		0.65		0.79	1.35	10
2013	39.73	0.67	6.65		7.32	(0.67)	—	(0.67)	46.38	18.60	7,577	0.65		0.65		0.79	1.58	6
2012	31.12	0.56	8.54		9.10	(0.49)	—	(0.49)	39.73	29.46	8,500	0.65		0.65		0.79	1.53	18
2011	31.37	0.47	(0.25	)(5)	0.22	(0.47)	—	(0.47)	31.12	0.56	7,198	0.65		0.65		0.79	1.35	61
Class Y@
2016	$51.04	$0.46	$(0.49)		$(0.03)	$(0.26)	$(0.07)	$(0.33)	$50.68	(0.05)%	$954	0.21	%(28)	0.21	%(28)	0.35%	2.28%	7%
Small Cap Fund
Class A
2016**	$11.99	$0.01	$0.07		$0.08	$—	$(1.26)	$(1.26)	$10.81	0.32%	$516,640	1.16	%(28)	1.16	%(28)	1.25%	0.19%	67%
2015	13.01	(0.01)	0.04		0.03	—	(1.05)	(1.05)	11.99	(0.24)	495,245	1.14		1.14		1.22	(0.11)	137
2014	13.32	(0.03)	0.61		0.58	— *	(0.89)	(0.89)	13.01	4.38	483,282	1.14		1.14		1.28	(0.24)	72
2013	10.62	0.01	3.25		3.26	(0.05)	(0.51)	(0.56)	13.32	32.40	410,780	1.14		1.14		1.28	0.08	72
2012	9.51	0.01	2.67		2.68	(0.01)	(1.56)	(1.57)	10.62	29.93	254,051	1.14		1.15		1.28	0.08	114
2011	11.14	(0.01)	(0.55)		(0.56)	(0.01)	(1.06)	(1.07)	9.51	(6.54)	203,909	1.14		1.14		1.28	(0.09)	123
Class Y
2016**	$12.01	$0.03	$0.06		$0.09	$—	$(1.26)	$(1.26)	$10.84	0.40%	$39,216	0.92	%(28)	0.92	%(28)	1.00%	0.45%	67%
2015	12.89	0.01	(0.89)		(0.88)	—	—	—	12.01	(6.83)	32,810	0.89		0.89		0.98	0.11	137
Small Cap Value Fund
Class A
2016**	$21.80	$0.09	$0.82		$0.91	$(0.10)	$(1.31)	$(1.41)	$21.30	4.22%	$368,615	1.18	%(28)	1.18	%(28)	1.26%	0.83%	87%
2015	23.97	0.13	(0.19)		(0.06)	(0.15)	(1.96)	(2.11)	21.80	(0.76)	345,594	1.14		1.14		1.23	0.56	87
2014	23.24	0.12	0.95		1.07	(0.14)	(0.20)	(0.34)	23.97	4.54	374,828	1.14		1.14		1.27	0.49	52
2013	18.23	0.17	5.03		5.20	(0.19)	—	(0.19)	23.24	28.73	391,113	1.14		1.14		1.28	0.84	51
2012	14.26	0.11	4.02		4.13	(0.16)	—	(0.16)	18.23	29.04	405,106	1.14		1.15		1.28	0.64	53
2011	15.45	0.07	(1.16)		(1.09)	(0.10)	—	(0.10)	14.26	(7.15)	377,222	1.14		1.14		1.28	0.41	70
Class I
2016**	$21.64	$0.06	$0.82		$0.88	$(0.07)	$(1.31)	$(1.38)	$21.14	4.13%	$3,158	1.39	%(28)	1.39	%(28)	1.51%	0.58%	87%
2015	23.81	0.08	(0.19)		(0.11)	(0.10)	(1.96)	(2.06)	21.64	(0.99)	3,736	1.36		1.36		1.48	0.34	87
2014	23.09	0.07	0.93		1.00	(0.08)	(0.20)	(0.28)	23.81	4.29	4,179	1.36		1.36		1.52	0.27	52
2013	18.10	0.11	5.02		5.13	(0.14)	—	(0.14)	23.09	28.51	5,308	1.36		1.36		1.53	0.55	51
2012	14.15	0.07	3.99		4.06	(0.11)	—	(0.11)	18.10	28.78	4,368	1.36		1.37		1.53	0.42	53
2011	15.34	0.03	(1.15)		(1.12)	(0.07)	—	(0.07)	14.15	(7.40)	3,908	1.36		1.36		1.53	0.20	70
Class Y@
2016	$22.95	$0.13	$(1.76)		$(1.63)	$—	$—	$—	$21.32	(1.05)%	$6,634	0.93	%(28)	0.93	%(28)	1.07%	1.52%	87%
Small Cap Growth Fund
Class A
2016**	$26.60	$(0.02)	$(0.62)		$(0.64)	$—	$—	$—	$25.96	(2.41)%	$291,406	1.15	%(28)	1.15	%(28)	1.40%	(0.20)%	131%
2015	25.95	(0.14)	0.79		0.65	—	—	—	26.60	2.50	325,353	1.11		1.11		1.23	(0.48)	131
2014	24.63	(0.15)	1.47		1.32	— *	—	—	25.95	5.36	335,849	1.11		1.11		1.28	(0.57)	70
2013	18.57	(0.02)	6.16		6.14	(0.08)	—	(0.08)	24.63	33.21	353,097	1.11		1.11		1.28	(0.08)	81
2012	14.20	(0.02)	4.39		4.37	—	—	—	18.57	30.77	300,972	1.11		1.12		1.28	(0.13)	110
2011	14.69	(0.07)	(0.42)		(0.49)	—	—	—	14.20	(3.34)	272,275	1.11		1.12		1.28	(0.43)	125
Class I
2016**	$25.71	$(0.05)	$(0.59)		$(0.64)	$—	$—	$—	$25.07	(2.49)%	$2,491	1.40	%(28)	1.40	%(28)	1.52%	(0.45)%	131%
2015	25.15	(0.20)	0.76		0.56	—	—	—	25.71	2.23	2,774	1.36		1.36		1.48	(0.73)	131
2014	23.93	(0.21)	1.43		1.22	—	—	—	25.15	5.10	2,968	1.36		1.36		1.52	(0.82)	70
2013	18.04	(0.07)	5.99		5.92	(0.03)	—	(0.03)	23.93	32.86	3,384	1.36		1.36		1.53	(0.35)	81
2012	13.82	(0.06)	4.28		4.22	—	—	—	18.04	30.54	2,650	1.36		1.37		1.53	(0.38)	110
2011	14.34	(0.12)	(0.40)		(0.52)	—	—	—	13.82	(3.63)	2,826	1.36		1.37		1.53	(0.69)	125
Class Y@
2016	$27.72	$0.02	$(1.75)		$(1.73)	$—	$—	$—	$25.99	(6.24)%	$6,427	0.90	%(28)	0.90	%(28)	1.08%	0.19%	131%

234	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class A
2016**	$17.53	$0.04	$0.26	$0.30	$(0.04)	$—	$(0.04)	$17.79	1.71%	$601,732	1.13	%(28)	1.13	%(28)	1.25%	0.48%	65%
2015	17.62	0.02	0.09	0.11	(0.01)	(0.19)	(0.20)	17.53	0.58	589,712	1.11		1.11		1.23	0.12	98
2014	17.10	0.01	1.40	1.41	(0.02)	(0.87)	(0.89)	17.62	8.44	573,175	1.11		1.11		1.28	0.07	61
2013	13.26	0.04	3.86	3.90	(0.06)	—	(0.06)	17.10	29.54	486,216	1.11		1.11		1.28	0.30	67
2012	10.39	0.03	2.88	2.91	(0.04)	—	(0.04)	13.26	28.09	336,339	1.11		1.12		1.28	0.24	67
2011	10.81	0.02	(0.41)	(0.39)	(0.03)	—	(0.03)	10.39	(3.66)	255,297	1.11		1.12		1.29	0.17	105
Class Y
2016**	$17.55	$0.08	$0.24	$0.32	$(0.07)	$—	$(0.07)	$17.80	1.82%	$43,286	0.92	%(28)	0.92	%(28)	1.00%	0.77%	65%
2015	18.52	0.05	(1.01)	(0.96)	(0.01)	—	(0.01)	17.55	(5.17)	28,090	0.89		0.89		0.98	0.32	98
Mid-Cap Fund
Class A
2016**	$25.08	$0.19	$1.42	$1.61	$(0.20)	$(3.87)	$(4.07)	$22.62	6.88%	$82,716	1.03	%(28)	1.03	%(28)	1.03%	1.67%	53%
2015	27.53	0.17	0.12	0.29	(0.07)	(2.67)	(2.74)	25.08	0.67	93,923	0.98		0.98		0.98	0.63	175
2014	24.64	0.04	3.65	3.69	(0.06)	(0.74)	(0.80)	27.53	15.28	93,705	1.02		1.02		1.03	0.16	66
2013	19.30	0.11	5.37	5.48	(0.14)	—	(0.14)	24.64	28.52	107,487	1.02		1.02		1.03	0.52	108
2012	14.99	0.09	4.32	4.41	(0.10)	—	(0.10)	19.30	29.50	85,119	1.02		1.02		1.04	0.53	81
2011	15.80	0.06	(0.79)	(0.73)	(0.08)	—	(0.08)	14.99	(4.67)	74,200	1.02		1.04		1.06	0.36	151
Class I
2016**	$25.04	$0.17	$1.42	$1.59	$(0.17)	$(3.87)	$(4.04)	$22.59	6.80%	$922	1.26	%(28)	1.26	%(28)	1.29%	1.51%	53%
2015	27.52	0.10	0.12	0.22	(0.03)	(2.67)	(2.70)	25.04	0.43	883	1.20		1.20		1.23	0.38	175
2014	24.64	(0.02)	3.65	3.63	(0.01)	(0.74)	(0.75)	27.52	15.01	1,144	1.26		1.26		1.28	(0.08)	66
2013	19.30	0.06	5.37	5.43	(0.09)	—	(0.09)	24.64	28.20	1,558	1.26		1.26		1.28	0.27	108
2012	14.99	0.05	4.32	4.37	(0.06)	—	(0.06)	19.30	29.21	1,088	1.26		1.26		1.29	0.28	81
2011	15.81	0.03	(0.81)	(0.78)	(0.04)	—	(0.04)	14.99	(4.95)	940	1.26		1.28		1.31	0.18	151
Class Y@
2016	$26.61	$0.24	$(0.19)	$0.05	$(0.16)	$(3.87)	$(4.03)	$22.63	0.62%	$305	0.78	%(28)	0.78	%(28)	0.86%	2.76%	53%
U.S. Managed Volatility Fund
Class A
2016**	$16.23	$0.15	$1.15	$1.30	$(0.13)	$(0.80)	$(0.93)	$16.60	8.29%	$1,022,596	1.02	%(28)	1.02	%(28)	1.24%	1.82%	22%
2015	17.50	0.25	0.60	0.85	(0.25)	(1.87)	(2.12)	16.23	4.61	959,241	1.00		1.00		1.23	1.47	58
2014	16.09	0.23	2.62	2.85	(0.23)	(1.21)	(1.44)	17.50	18.68	1,001,565	1.00		1.00		1.27	1.38	71
2013	13.96	0.27	2.25	2.52	(0.27)	(0.12)	(0.39)	16.09	18.39	851,119	1.00		1.00		1.27	1.78	39
2012	11.49	0.22	2.45	2.67	(0.20)	—	(0.20)	13.96	23.41	635,298	1.00		1.00		1.28	1.72	48
2011	10.81	0.16	0.67	0.83	(0.15)	—	(0.15)	11.49	7.63	452,489	1.00		1.00		1.28	1.33	71
Class I
2016**	$16.21	$0.13	$1.14	$1.27	$(0.10)	$(0.80)	$(0.90)	$16.58	8.10%	$1,825	1.27	%(28)	1.27	%(28)	1.50%	1.60%	22%
2015	17.47	0.21	0.60	0.81	(0.20)	(1.87)	(2.07)	16.21	4.43	1,469	1.25		1.25		1.48	1.22	58
2014	16.07	0.19	2.61	2.80	(0.19)	(1.21)	(1.40)	17.47	18.35	1,280	1.25		1.25		1.52	1.13	71
2013	13.93	0.23	2.25	2.48	(0.22)	(0.12)	(0.34)	16.07	18.10	1,230	1.25		1.25		1.52	1.52	39
2012	11.47	0.22	2.41	2.63	(0.17)	—	(0.17)	13.93	23.08	709	1.25		1.25		1.53	1.62	48
2011	10.79	0.14	0.66	0.80	(0.12)	—	(0.12)	11.47	7.39	52	1.25		1.25		1.53	1.14	71
Class Y
2016**	$16.24	$0.17	$1.14	$1.31	$(0.15)	$(0.80)	$(0.95)	$16.60	8.35%	$470,644	0.77	%(28)	0.77	%(28)	1.00%	2.10%	22%
2015(24)	16.51	0.22	(0.35)	(0.13)	(0.14)	—	(0.14)	16.24	(1.97)	392,240	0.75		0.75		0.99	1.73	58
Global Managed Volatility Fund
Class A
2016**	$10.83	$0.07	$0.85	$0.92	$(0.55)	$(0.14)	$(0.69)	$11.06	8.66%	$1,619,424	1.13	%(28)	1.13	%(28)	1.25%	1.20%	33%
2015	11.41	0.20	0.47	0.67	(0.57)	(0.68)	(1.25)	10.83	5.87	2,234,776	1.11		1.11		1.23	1.75	52
2014	11.00	0.20	1.24	1.44	(0.50)	(0.53)	(1.03)	11.41	13.97	1,799,842	1.11		1.11		1.28	1.84	68
2013	9.80	0.23	1.22	1.45	(0.25)	—	(0.25)	11.00	15.12	1,399,316	1.11		1.11		1.28	2.09	60
2012	8.53	0.20	1.07	1.27	—	—	—	9.80	14.89	928,141	1.11		1.11		1.30	2.19	48
2011	8.21	0.18	0.14	0.32	—	—	—	8.53	3.90	522,646	1.11		1.11		1.29	2.11	68
Class I
2016**	$10.62	$0.06	$0.83	$0.89	$(0.52)	$(0.14)	$(0.66)	$10.85	8.57%	$1,529	1.39	%(28)	1.39	%(28)	1.51%	1.09%	33%
2015	11.23	0.17	0.44	0.61	(0.54)	(0.68)	(1.22)	10.62	5.43	1,301	1.36		1.36		1.48	1.50	52
2014	10.84	0.17	1.23	1.40	(0.48)	(0.53)	(1.01)	11.23	13.78	1,034	1.36		1.36		1.53	1.59	68
2013	9.66	0.20	1.21	1.41	(0.23)	—	(0.23)	10.84	14.91	954	1.36		1.36		1.54	1.85	60
2012	8.44	0.22	1.00	1.22	—	—	—	9.66	14.45	320	1.36		1.36		1.55	2.32	48
2011	8.15	0.15	0.14	0.29	—	—	—	8.44	3.56	21	1.36		1.36		1.54	1.78	68
Class Y
2016**	$10.85	$0.08	$0.86	$0.94	$(0.57)	$(0.14)	$(0.71)	$11.08	8.87%	$100,079	0.88	%(28)	0.88	%(28)	1.01%	1.55%	33%
2015(24)	10.73	0.19	(0.07)	0.12	—	—	—	10.85	1.12	94,522	0.86		0.86		0.99	2.23	52

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	235

Financial Highlights (Continued)

For the period ended March 31, 2016 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class A
2016**	$13.88	$0.12	$1.09		$1.21	$(0.10)	$(0.56)	$(0.66)	$14.43	9.02%	$1,068,465	1.01	%(28)	1.01	%(28)	1.24%	1.74%	19%
2015	14.14	0.20	0.64		0.84	(0.20)	(0.90)	(1.10)	13.88	5.92	901,026	1.00		1.00		1.23	1.40	49
2014	12.70	0.19	1.94		2.13	(0.18)	(0.51)	(0.69)	14.14	17.33	765,744	1.00		1.00		1.28	1.38	58
2013	11.28	0.22	1.75		1.97	(0.22)	(0.33)	(0.55)	12.70	18.24	621,530	1.00		1.00		1.27	1.86	28
2012	9.77	0.18	1.87		2.05	(0.16)	(0.38)	(0.54)	11.28	21.70	442,074	1.00		1.00		1.28	1.71	30
2011	9.24	0.14	0.52		0.66	(0.13)	—	(0.13)	9.77	7.13	279,408	1.00		1.00		1.28	1.41	63
Class Y
2016**	$13.89	$0.17	$1.06		$1.23	$(0.12)	$(0.56)	$(0.68)	$14.44	9.15%	$28,564	0.76	%(28)	0.76	%(28)	1.02%	2.48%	19%
2015(7)	14.25	0.11	(0.42	)(5)	(0.31)	(0.05)	—	(0.05)	13.89	(2.17)	323	0.81		0.81		1.06	1.77	49
Real Estate Fund
Class A
2016**	$17.96	$0.09	$2.08		$2.17	$(0.09)	$(0.58)	$(0.67)	$19.46	12.36%	$158,158	1.17	%(28)	1.17	%(28)	1.26%	1.03%	33%
2015	17.05	0.08	1.87		1.95	(0.26)	(0.78)	(1.04)	17.96	11.44	193,006	1.14		1.14		1.23	0.42	51
2014	15.42	0.29	1.64		1.93	(0.30)	—	(0.30)	17.05	12.63	226,780	1.14		1.14		1.28	1.76	57
2013	14.97	0.14	0.50		0.64	(0.19)	—	(0.19)	15.42	4.30	207,876	1.14		1.14		1.27	0.91	74
2012	11.67	0.08	3.34		3.42	(0.12)	—	(0.12)	14.97	29.44	191,484	1.14		1.14		1.28	0.55	68
2011	11.58	0.04	0.25		0.29	(0.20)	—	(0.20)	11.67	2.41	142,538	1.14		1.14		1.28	0.33	83
Class I
2016**	$17.94	$0.08	$2.07		$2.15	$(0.07)	$(0.58)	$(0.65)	$19.44	12.28%	$638	1.39	%(28)	1.39	%(28)	1.51%	0.85%	33%
2015	17.03	0.03	1.87		1.90	(0.21)	(0.78)	(0.99)	17.94	11.16	720	1.36		1.36		1.48	0.17	51
2014	15.39	0.25	1.64		1.89	(0.25)	—	(0.25)	17.03	12.33	622	1.36		1.36		1.52	1.51	57
2013	14.93	0.10	0.51		0.61	(0.15)	—	(0.15)	15.39	4.09	565	1.36		1.36		1.52	0.65	74
2012	11.64	0.05	3.33		3.38	(0.09)	—	(0.09)	14.93	29.16	606	1.36		1.36		1.53	0.33	68
2011	11.57	(0.01)	0.28		0.27	(0.20)	—	(0.20)	11.64	2.19	445	1.36		1.36		1.53	(0.07)	83
Class Y
2016**	$17.96	$0.06	$2.15		$2.21	$(0.12)	$(0.58)	$(0.70)	$19.47	12.58%	$36,130	0.92	%(28)	0.92	%(28)	1.03%	0.64%	33%
2015(24)	19.00	0.08	(0.65	)(5)	(0.57)	(0.14)	(0.33)	(0.47)	17.96	(2.97)	18,561	0.89		0.89		0.98	0.54	51
Enhanced Income Fund
Class A
2016**	$7.46	$0.07	$(0.05)		$0.02	$(0.08)	$—	$(0.08)	$7.40	0.30%	$189,228	0.63	%(28)	0.63	%(28)	1.04%	1.91%	44%
2015	7.60	0.14	(0.13)		0.01	(0.15)	—	(0.15)	7.46	0.07	190,645	0.60		0.60		1.02	1.82	89
2014	7.61	0.14	(0.01)		0.13	(0.14)	—	(0.14)	7.60	1.69	230,910	0.60		0.60		1.05	1.78	106
2013	7.57	0.16	0.03		0.19	(0.15)	—	(0.15)	7.61	2.50	194,821	0.60		0.60		1.05	2.08	170
2012	7.36	0.18	0.20		0.38	(0.17)	—	(0.17)	7.57	5.30	161,037	0.60		0.60		1.05	2.41	198
2011	7.46	0.20	(0.14)		0.06	(0.16)	—	(0.16)	7.36	0.83	158,936	0.60		0.60		1.05	2.61	174
Class I
2016**	$7.45	$0.06	$(0.06)		$—	$(0.07)	$—	$(0.07)	$7.38	0.02%	$249	0.88	%(28)	0.88	%(28)	1.30%	1.66%	44%
2015	7.58	0.12	(0.12)		—	(0.13)	—	(0.13)	7.45	(0.06)	232	0.85		0.85		1.26	1.54	89
2014	7.59	0.12	(0.01)		0.11	(0.12)	—	(0.12)	7.58	1.44	376	0.85		0.85		1.30	1.53	106
2013	7.56	0.14	0.02		0.16	(0.13)	—	(0.13)	7.59	2.17	368	0.85		0.85		1.30	1.85	170
2012	7.36	0.15	0.21		0.36	(0.16)	—	(0.16)	7.56	4.93	69	0.85		0.85		1.30	2.11	198
2011	7.45	0.18	(0.12)		0.06	(0.15)	—	(0.15)	7.36	0.72	19	0.85		0.85		1.30	2.36	174
Class Y
2016**	$7.46	$0.08	$(0.06)		$0.02	$(0.09)	$—	$(0.09)	$7.39	0.23%	$18,095	0.49	%(28)	0.49	%(28)	0.81%	2.07%	44%
2015(24)	7.51	0.11	(0.08)		0.03	(0.08)	—	(0.08)	7.46	0.44	11,264	0.46		0.46		0.77	1.89	89
Core Fixed Income Fund
Class A
2016**	$11.47	$0.13	$0.11		$0.24	$(0.13)	$(0.12)	$(0.25)	$11.46	2.20%	$2,024,241	0.69	%(28)	0.69	%(28)	0.87%	2.30%	184%
2015	11.47	0.27	—		0.27	(0.27)	—	(0.27)	11.47	2.36	2,068,581	0.67		0.67		0.86	2.32	350
2014	11.20	0.29	0.28		0.57	(0.30)	—	(0.30)	11.47	5.14	2,041,268	0.67		0.67		0.85	2.59	343
2013	11.64	0.30	(0.42)		(0.12)	(0.32)	—	(0.32)	11.20	(1.09)	1,904,623	0.67		0.67		0.85	2.57	342
2012	11.14	0.33	0.61		0.94	(0.35)	(0.09)	(0.44)	11.64	8.67	2,172,794	0.67		0.67		0.85	2.93	349
2011	10.93	0.36	0.22		0.58	(0.37)	—	(0.37)	11.14	5.43	2,185,135	0.71	(4)	0.71	(4)	0.89 (4)	3.25	473
Class I
2016**	$11.46	$0.12	$0.11		$0.23	$(0.12)	$(0.12)	$(0.24)	$11.45	2.09%	$8,949	0.91	%(28)	0.91	%(28)	1.12%	2.07%	184%
2015	11.46	0.24	0.01		0.25	(0.25)	—	(0.25)	11.46	2.14	12,504	0.89		0.89		1.11	2.10	350
2014	11.19	0.27	0.27		0.54	(0.27)	—	(0.27)	11.46	4.91	10,488	0.89		0.89		1.08	2.38	343
2013	11.63	0.27	(0.42)		(0.15)	(0.29)	—	(0.29)	11.19	(1.31)	14,128	0.89		0.89		1.10	2.34	342
2012	11.13	0.31	0.61		0.92	(0.33)	(0.09)	(0.42)	11.63	8.44	14,944	0.89		0.89		1.10	2.71	349
2011	10.92	0.33	0.23		0.56	(0.35)	—	(0.35)	11.13	5.20	15,701	0.93	(4)	0.93	(4)	1.14 (4)	3.03	473
Class Y
2016**	$11.47	$0.15	$0.11		$0.26	$(0.15)	$(0.12)	$(0.27)	$11.46	2.33%	$58,669	0.44	%(28)	0.44	%(28)	0.63%	2.58%	184%
2015(2)	11.47	0.08	—		0.08	(0.08)	—	(0.08)	11.47	0.69	22,985	0.42		0.42		0.63	2.66	350

236	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Fixed Income Fund
Class A
2016**	$10.38	$0.10	$0.12		$0.22	$(0.10)	$(0.11)	$(0.21)	$10.39	2.12%	$1,137,737	0.68	%(28)	0.68	%(28)	0.88%		1.89%	226%
2015	10.33	0.20	0.08		0.28	(0.21)	(0.02)	(0.23)	10.38	2.67	1,113,602	0.66		0.66		0.86		1.92	313
2014	10.15	0.21	0.18		0.39	(0.21)	—	(0.21)	10.33	3.91	1,098,480	0.66		0.66		0.86		2.02	345
2013	10.84	0.19	(0.36)		(0.17)	(0.21)	(0.31)	(0.52)	10.15	(1.61)	1,022,233	0.66		0.66		0.86		1.85	319
2012	10.70	0.25	0.44		0.69	(0.27)	(0.28)	(0.55)	10.84	6.68	898,450	0.66		0.66		0.87		2.34	322
2011	10.81	0.30	0.26		0.56	(0.32)	(0.35)	(0.67)	10.70	5.43	972,449	0.66		0.66		0.87		2.85	337
Class Y
2016**	$10.38	$0.11	$0.12		$0.23	$(0.11)	$(0.11)	$(0.22)	$10.39	2.24%	$94,262	0.43	%(28)	0.43	%(28)	0.63%		2.14%	226%
2015(24)	10.44	0.17	(0.06	)(5)	0.11	(0.17)	—	(0.17)	10.38	1.03	89,000	0.41		0.41		0.61		2.16	313
High Yield Bond Fund
Class A
2016**	$7.01	$0.21	$(0.33)		$(0.12)	$(0.21)	$(0.09)	$(0.30)	$6.59	(1.69)%	$1,514,931	0.91	%(28)	0.91	%(28)	1.10%		6.24%	24%
2015	7.70	0.42	(0.65)		(0.23)	(0.42)	(0.04)	(0.46)	7.01	(3.21)	1,548,778	0.89		0.89		1.08		5.61	56
2014	7.68	0.43	0.06	‡‡	0.49	(0.43)	(0.04)	(0.47)	7.70	6.49	1,707,482	0.89		0.89		1.12		5.47	73
2013	7.59	0.48	0.07		0.55	(0.46)	—	(0.46)	7.68	7.39	1,989,355	0.89		0.89		1.12		6.13	74
2012	6.92	0.53	0.68		1.21	(0.51)	(0.03)	(0.54)	7.59	18.04	1,752,357	0.89		0.89		1.12		7.23	65
2011	7.27	0.55	(0.32)		0.23	(0.54)	(0.04)	(0.58)	6.92	2.96	1,316,158	0.89		0.89		1.13		7.38	82
Class I
2016**	$6.78	$0.20	$(0.33)		$(0.13)	$(0.19)	$(0.09)	$(0.28)	$6.37	(1.81)%	$5,538	1.13	%(28)	1.13	%(28)	1.39%		6.19%	24%
2015	7.48	0.39	(0.67)		(0.28)	(0.38)	(0.04)	(0.42)	6.78	(3.91)	1,026	1.11		1.11		1.32		5.31	56
2014	7.49	0.40	0.03		0.43	(0.40)	(0.04)	(0.44)	7.48	5.81	3,794	1.11		1.11		1.37		5.24	73
2013	7.40	0.45	0.07		0.52	(0.43)	—	(0.43)	7.49	7.19	38,849	1.11		1.11		1.38		6.07	74
2012	6.82	0.50	0.59		1.09	(0.48)	(0.03)	(0.51)	7.40	16.54	14,161	1.11		1.11		1.38		6.91	65
2011	7.28	0.53	(0.42)		0.11	(0.53)	(0.04)	(0.57)	6.82	1.19	915	1.11		1.11		1.37		7.06	82
Class Y
2016**	$7.01	$0.22	$(0.33)		$(0.11)	$(0.22)	$(0.09)	$(0.31)	$6.59	(1.56)%	$185,888	0.66	%(28)	0.66	%(28)	0.85%		6.52%	24%
2015(24)	7.44	0.33	(0.44)		(0.11)	(0.32)	—	(0.32)	7.01	(1.75)	143,315	0.64		0.64		0.83		5.94	56
Real Return Fund
Class A
2016**	$9.91	$(0.12)	$0.26		$0.14	$—	$—	$—	$10.05	1.41%	$277,078	0.47	%(28)	0.47	%(28)	0.82%		(2.36)%	13%
2015	10.08	(0.10)	(0.06)		(0.16)	(0.01)	—	(0.01)	9.91	(1.57)	263,888	0.45		0.45		0.80		(1.01)	37
2014	10.19	0.05	(0.08)		(0.03)	(0.04)	(0.04)	(0.08)	10.08	(0.30)	284,944	0.45		0.45		0.84		0.51	34
2013	10.67	0.05	(0.23)		(0.18)	(0.06)	(0.24)	(0.30)	10.19	(1.72)	308,821	0.45		0.45		0.84		0.48	72
2012	10.60	0.05	0.23		0.28	(0.14)	(0.07)	(0.21)	10.67	2.66	283,646	0.45		0.45		0.85		0.48	137
2011	10.51	0.33	0.13		0.46	(0.27)	(0.10)	(0.37)	10.60	4.51	373,560	0.45		0.45		0.85		3.06	77
Class Y
2016**	$9.92	$(0.11)	$0.26		$0.15	$—	$—	$—	$10.07	1.51%	$27,335	0.37	%(28)	0.37	%(28)	0.57%		(2.26)%	13%
2015(24)	9.91	(0.02)	0.03		0.01	—	—	—	9.92	0.10	25,525	0.35		0.35		0.55		(0.27)	37
Dynamic Asset Allocation Fund
Class A
2016**	$9.09	$0.07	$0.47		$0.54	$(0.04)	$—	$(0.04)	$9.59	5.88%	$443,316	0.77	%(28)	0.77	%(28)	1.20%		1.56%	4%
2015(6)	10.00	0.03	(0.94)		(0.91)	—	—	—	9.09	(9.10)	21,514	0.75		0.75		1.25		1.62	2
Class Y
2016**	$9.09	$0.08	$0.47		$0.55	$(0.04)	$—	$(0.04)	$9.60	6.05%	$47,255	0.52	%(28)	0.52	%(28)	0.94%		1.77%	4%
2015(6)	10.00	0.03	(0.94)		(0.91)	—	—	—	9.09	(9.10)	48,229	0.50		0.50		0.96		1.97	2
Multi-Strategy Alternative Fund
Class A
2016**	$9.60	$0.10	$(0.05)		$0.05	$(0.15)	$(0.10)	$(0.25)	$9.40	0.52%	$546,025	0.83	%(27)(28)	0.83	%(27)(28)	2.19	%(27)	2.04%	38%
2015	10.05	0.19	(0.48)		(0.29)	(0.16)	—	(0.16)	9.60	(2.98)	527,792	0.49		0.49		2.08		1.88	35
2014	9.79	0.06	0.28		0.34	(0.08)	—	(0.08)	10.05	3.45	498,090	0.64	(12)	0.64	(12)	2.19	(12)	0.64	72
2013	9.62	0.07	0.15		0.22	(0.05)	—	(0.05)	9.79	2.33	426,733	0.73	(16)	0.73	(16)	2.22	(16)	0.71	139
2012	9.57	0.07	0.17		0.24	(0.19)	—	(0.19)	9.62	2.50	334,914	0.65	(11)	0.65	(11)	2.15	(11)	0.68	44
2011	9.93	0.20	(0.41)		(0.21)	(0.15)	—	(0.15)	9.57	(2.16)	292,006	0.50		0.50		2.13		1.76	25
Class Y
2016**	$9.60	$(0.01)	$0.09	(5)	$0.08	$(0.18)	$(0.10)	$(0.28)	$9.40	0.76%	$1,148	0.74	%(27)(28)	0.74	%(27)(28)	2.02	%(27)	(0.15)%	38%
2015(7)	9.97	0.04	(0.41)		(0.37)	—	—	—	9.60	(3.71)	19	0.25		0.25		1.83		1.03	35

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	237

Financial Highlights/Consolidated Financial Highlights

For the period ended March 31, 2016 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Accumulation Fund
Class A
2016**	$9.53	$(0.06)	$0.39	$0.33	$—		$(0.27)	$(0.27)	$9.59	3.58%	$1,930,164	1.19	%(28)	1.19	%(28)	1.34%		(1.31)%	52%
2015	10.89	(0.09)	(0.28)	(0.37)	(0.11)		(0.88)	(0.99)	9.53	(3.98)	1,803,619	1.17		1.17		1.33		(0.85)	94
2014	10.30	(0.05)	0.96	0.91	—	*	(0.32)	(0.32)	10.89	9.11	1,865,846	1.17		1.17		1.38		(0.47)	55
2013	10.51	(0.05)	0.17	0.12	(0.01)		(0.32)	(0.33)	10.30	1.12	1,414,563	1.17		1.17		1.37		(0.52)	104
2012(8)	10.00	(0.02)	0.57	0.55	(0.04)		—	(0.04)	10.51	5.51	959,727	1.17		1.17		1.39		(0.46)	38
Class Y
2016**	$9.55	$(0.05)	$0.39	$0.34	$—		$(0.27)	$(0.27)	$9.62	3.68%	$202,114	0.94	%(28)	0.94	%(28)	1.09%		(1.10)%	52%
2015(24)	10.11	(0.08)	(0.48)	(0.56)	—		—	—	9.55	(5.54)	202,311	0.92		0.92		1.08		(1.04)	94
Multi-Asset Income Fund
Class A
2016**	$10.46	$0.24	$(0.30)	$(0.06)	$(0.30)		$(0.10)	$(0.40)	$10.00	(0.48)%	$565,676	0.83	%(25)(28)	0.83	%(25)(28)	1.22	%(25)	4.78%	39%
2015	10.60	0.54	(0.19)	0.35	(0.44)		(0.05)	(0.49)	10.46	3.33	615,259	0.85	(22)	0.85	(22)	1.25	(22)	5.06	109
2014	10.60	0.51	0.13 (5)	0.64	(0.47)		(0.17)	(0.64)	10.60	6.19	539,504	0.83	(13)	0.83	(13)	1.27	(13)	4.76	124
2013	10.35	0.67	0.17 (5)	0.84	(0.52)		(0.07)	(0.59)	10.60	8.24	230,356	0.98	(17)	0.98	(17)	1.40	(17)	6.22	89
2012(8)	10.00	0.23	0.30	0.53	(0.18)		—	(0.18)	10.35	5.37	84,499	0.89	(10)	0.89	(10)	1.36	(10)	4.88	25
Class Y
2016**	$10.46	$0.26	$(0.31)	$(0.05)	$(0.31)		$(0.10)	$(0.41)	$10.00	(0.44)%	$88,593	0.73	%(25)(28)	0.73	%(25)(28)	0.98	%(25)	5.19%	39%
2015(24)	10.62	0.45	(0.26)	0.19	(0.35)		—	(0.35)	10.46	1.81	33,224	0.75	(23)	0.75	(23)	1.00	(23)	5.60	109
Multi-Asset Inflation Managed Fund
Class A
2016**	$8.75	$(0.03)	$(0.09)	$(0.12)	$(0.04)		$—	$(0.04)	$8.59	(1.36)%	$950,840	1.22	%(26)(28)	1.22	%(26)(28)	1.45	%(25)	(0.68)%	18%
2015	9.39	—	(0.64)	(0.64)	—		—	—	8.75	(6.82)	924,048	1.11	(19)	1.11	(19)	1.34	(19)	(0.05)	115
2014	9.42	0.06	(0.09)	(0.03)	—		—	—	9.39	(0.32)	923,541	1.02	(18)	1.02	(18)	1.30	(18)	0.65	119
2013	10.10	0.06	(0.69)	(0.63)	(0.04)		(0.01)	(0.05)	9.42	(6.27)	766,368	0.93	(14)	0.93	(14)	1.20	(14)	0.59	61
2012(8)	10.00	0.02	0.13	0.15	(0.05	)(3)	—	(0.05)	10.10	1.54	540,255	0.93	(15)	0.93	(15)	1.22	(15)	0.47	19
Class Y
2016**	$8.77	$(0.02)	$(0.10)	$(0.12)	$(0.06)		$—	$(0.06)	$8.59	(1.34)%	$89,456	0.97	%(26)(28)	0.97	%(26)(28)	1.20	%(26)	(0.47)%	18%
2015(24)	8.96	0.04	(0.23)	(0.19)	—		—	—	8.77	(2.12)	83,248	0.92	(20)	0.92	(20)	1.15	(20)	0.53	115
Multi-Asset Capital Stability Fund
Class A
2016**	$10.11	$(0.02)	$0.08	$0.06	$—		$(0.12)	$(0.12)	$10.05	0.57%	$616,961	0.64	%(28)	0.64	%(28)	1.00%		(0.40)%	77%
2015	10.25	(0.04)	0.09	0.05	—		(0.19)	(0.19)	10.11	0.57	565,709	0.62		0.62		0.98		(0.39)	227
2014	9.94	(0.01)	0.34	0.33	—		(0.02)	(0.02)	10.25	3.37	541,602	0.62		0.62		1.02		(0.12)	246
2013	10.14	(0.02)	(0.10)	(0.12)	(0.01)		(0.07)	(0.08)	9.94	(1.23)	486,926	0.62		0.62		1.02		(0.22)	410
2012(8)	10.00	(0.01)	0.15	0.14	—	*	—	— *	10.14	1.40	347,861	0.62		0.62		1.02		(0.29)	180
Class Y
2016**	$10.12	$(0.02)	$0.09	$0.07	$—		$(0.12)	$(0.12)	$10.07	0.67%	$52,325	0.54	%(28)	0.54	%(28)	0.75%		(0.30)%	77%
2015(24)	10.06	(0.02)	0.08	0.06	—		—	—	10.12	0.60	50,662	0.52		0.52		0.74		(0.30)	227
Long/Short Alternative Fund
Class A
2016**	$9.67	$(0.03)	$(0.07)	$(0.10)	$—		$—	$—	$9.57	(1.03)%	$19	1.17	%(28)	1.17	%(28)	1.40%		(0.65)%	2%
2015(9)	10.00	(0.08)	(0.25)	(0.33)	—		—	—	9.67	(3.30)	19	1.14		1.14		1.39		(0.99)	198
Class Y
2016**	$9.67	$(0.02)	$(0.07)	$(0.09)	$—		$—	$—	$9.58	(0.93)%	$40,802	0.92	%(28)	0.92	%(28)	1.15%		(0.40)%	2%
2015(7)	10.11	(0.03)	(0.41)	(0.44)	—		—	—	9.67	(4.35)	41,164	0.91		0.91		1.15		(0.81)	198

†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
**	For the six month period ended March 31, 2016. All ratios for the period have been annualized.
@	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.
‡‡	Includes redemption fees of $0.03 per share.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Class Y commenced operations on June 30, 2015. All ratios for the period have been annualized.
(3)	Includes return of capital of $0.04.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85% for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(5)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6)	Commenced operations on July 30, 2015. All ratios for the period have been annualized.
(7)	Class Y commenced operations on April 30, 2015. All ratios for the period have been annualized.
(8)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(9)	Commenced operations on December 19, 2014. All ratios for the period have been annualized.
(10)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76% and 1.23%.
(11)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.13%.
(12)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.58%, 0.58% and 2.13%.

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

(13)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.24%.
(14)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.17%.
(15)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.19%.
(16)	The expense ratio includes dividend expense and other expenses outside of the cap. Had this expense been excluded the ratios would have been 0.60%, 0.60% and 2.09%.
(17)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.22%
(18)	The expense ratio includes dividend and interest expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.18%.
(19)	The expense ratio includes dividend and interest expense. Had these expenses been excluded the ratios would have been 0.95%, 0.95% and 1.18%.
(20)	The expense ratio includes dividend and interest expense. Had these expenses been excluded, the ratios would have been 0.70%, 0.70% and 0.93%.
(21)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been unchanged.
(22)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.20%.
(23)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70% and 0.95%.
(24)	Class Y commenced operations on December 31, 2014. All ratios for the period have been annualized.
(25)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.82%, 0.82% and 1.21% for Class A and 0.73%, 0.73% and 0.97% for Class Y, respectively.
(26)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 0.97%, 0.97% and 1.25% for Class A and 0.72%, 0.72% and 0.95% for Class Y, respectively.
(27)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.77%, 0.77% and 2.13% for Class A and 0.68%, 0.68% and 1.96% for Class Y, respectively.
(28)	The expense ratio includes expenses that are not subject to any voluntary expense waiver or reimbursement agreement (see Note 6).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	239

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

March 31, 2016

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 28 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, Multi-Asset Capital Stability, Long/Short Alternative, Conservative Income and Tax-Free Conservative Income Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Asset Accumulation, Multi-Asset Inflation Managed and Long/Short Alternative Funds.

The Accumulation Commodity Strategy Subsidiary, Ltd. and Inflation Commodity Strategy Subsidiary, Ltd. are both wholly-owned subsidiaries of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class A shares of the Funds and Class Y shares of the Funds; Class E shares of the S&P 500 Index Fund; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and its principal strategies and risks.

As of March 31, 2016, Conservative Income and Tax-Free Conservative Income Funds have not yet commenced operations.

Class T closed on December 30, 2014. Class Y commenced operations on December 31, 2014 in the following Funds: Large Cap, Tax-Managed Large Cap, Small Cap, Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, U.S. Fixed Income, High Yield Bond, Real Return,

Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds. Class Y commenced operations on April 30, 2015 in the Tax-Managed Managed Volatility, Multi-Strategy Alternative and Long/Short Alternative Funds. Class Y commenced operations on June 30, 2015 in the Core Fixed Income Fund. Class Y commenced operations on October 30, 2015 in the following Funds: Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap Value, Small Cap Growth and Mid-Cap Funds.

The Long/Short Alternative Fund commenced operations on December 19, 2014.

The Dynamic Asset Allocation Fund commenced operations on July 30, 2015.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant

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March 31, 2016

Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended March 31, 2016, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Multi-Asset Income Fund

Assets	Fair Value (in Thousands) at 03/31/2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Security	$922	OAS off 01/29/2016 Single broker price	Indicative Quote	407

Loan Participations	1,161	01/29/2016 Single Broker price	Broker Quote	422
	963	03/30/2016 Single Broker price	Broker Quote	658
	6,969	Internal Model price	Indicative Quote	580-718

Total Loan Participations	9,093

Corporate Obligations	407	OAS off 01/29/2016 Single broker price	Indicative Quote	2902
	2,793	OAS off 03/15/2016 Single broker price	Indicative Quote	394
	259	01/29/2016 Single Broker price	Broker Quote	536

Total Corporate Obligations	3,459

Common Stock	132	Internal Model price	Indicative Quote	N/A

Convertible Bond	42	Internal Model price	Indicative Quote	5874

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of March 31, 2016 were as follows:

MULTI-ASSET INCOME FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(230)	Barclays, (7.00)%	$(230)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	243

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March 31, 2016

MULTI-ASSET INFLATION MANAGED FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(46,088)	Chase Securities, 0.53%	$(46,088)
(40,700)	Merrill Lynch, 0.75%	(40,700)
(30,525)	Chase Securities, 0.55%	(30,525)
(22,154)	Chase Securities, 0.53%	(22,154)
(19,831)	Chase Securities, 0.57%	(19,831)
(14,180)	Chase Securities, 0.53%	(14,180)
(12,962)	Chase Securities, 0.53%	(12,962)
(10,175)	Merrill Lynch, 0.54%	(10,175)
(9,858)	Merrill Lynch, 0.53%	(9,858)
(6,669)	Merrill Lynch, 0.53%	(6,669)
(4,715)	Merrill Lynch, 0.53%	(4,715)
(4,680)	Merrill Lynch, 0.53%	(4,680)

		$(222,537)

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-

linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation and the Multi-Asset Inflation Managed Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2016, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addi-

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

tion, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2016, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2016, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2016, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities,

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of March 31, 2016, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2016, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2016, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Growth Fund
Value Creation	145,600	08/10/06	08/10/06	$1,491	$76	0.02%

Enhanced Income
JHT Holding, 2nd Lien	$53	12/16/2008	12/16/2008	$54	$18	0.01%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	11/30/2010	11/30/2010	$—	$1	0.00%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability, Dynamic Asset Allocation and Long/Short Alternative Funds; are declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds; are declared and paid monthly for the Multi-Asset Income Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	247

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2016, the Multi-Asset Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $1.9 million. As of March 31, 2016, Core Fixed Income Fund, High Yield Bond Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $11.6 million, $10.1 million, $1.4 million and $16.9 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$(48,170)	$(5,373)	$—	$81,229	$27,686
Maximum potential amount of future payments	2,820,000	544,000	—	8,270,000	11,634,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$361,444	$361,444
Maximum potential amount of future payments	—	—	—	10,100,000	10,100,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—
MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$25,123	$—	$—	$—	$25,123
Maximum potential amount of future payments	1,437,752	—	—	—	1,437,752
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—
MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$523,811	$523,811
Maximum potential amount of future payments	—	—	—	16,336,807	16,336,807
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	MORE THAN 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$—	$—	$6,760,000	$—	$—	$6,760,000
101-200	—	—	—	2,820,000	—	2,820,000
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	2,054,000	—	—	2,054,000
Total	$—	$—	$8,814,000	$2,820,000	$—	$11,634,000
MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	MORE THAN 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	3,600,000	—	—	3,600,000
> than 400	—	—	6,500,000	—	—	6,500,000
Total	$—	$—	$10,100,000	$—	$—	$10,100,000
MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	MORE THAN 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$—	$—	$937,752	$—	$—	$937,752
101-200	—	—	500,000	—	—	500,000
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$1,437,752	$—	$—	$1,437,752

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	249

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	MORE THAN 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$—	$—	$6,730,000	$630,000	$—	$7,360,000
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	5,036,807	—	—	5,036,807
> than 400	—	—	3,940,000	—	—	3,940,000
Total	$—	$—	$15,706,807	$630,000	$—	$16,336,807

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2016 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$970	*	Net Assets — Unrealized depreciation on futures contracts	$122	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	115		Unrealized loss on forward foreign currency contracts	8,681

Total Derivatives not accounted for as hedging instruments		$1,085			$8,803

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,232	*	Net Assets — Unrealized depreciation on futures contracts	$1,112	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	4,061	†
	Options Purchased, at value	—		Options written, at value	36
	Swaptions Purchased, at value			Swaptions written, at value
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	504		Unrealized loss on forward foreign currency contracts	2,762
	Options Purchased, at value	30		Options written, at value	—
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	114	†	Net Assets — Unrealized depreciation on swap contracts	50†

Total Derivatives not accounted for as hedging instruments		$1,880			$8,021

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$677	*	Net Assets — Unrealized depreciation on futures contracts	$186	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	355	†
	Options Purchased, at value	—		Options written, at value	14
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	104

Total Derivatives not accounted for as hedging instruments		$677			$659

Dynamic Asset Allocation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$207	*
	Net Assets — Unrealized appreciation on swap contracts	1,301	†	Net Assets — Unrealized depreciation on swap contracts	204	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	132	*	Net Assets — Unrealized depreciation on futures contracts	56	*
	Options purchased, at value	374		Options written, at value	271
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,460		Unrealized loss on forward foreign currency contracts	8,789

Total Derivatives not accounted for as hedging instruments		$3,267			$9,527

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value

Multi-Strategy Alternative Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$303		Unrealized loss on forward foreign currency contracts	$854
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	23	*
	Options Purchased, at value	1,021		Options written, at value	88
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	89	†	Net Assets — Unrealized depreciation on swap contracts	19	†

Total Derivatives not accounted for as hedging instruments		$1,413			$984

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$4,826	*	Net Assets — Unrealized depreciation on futures contracts	$1,658	*
	Net Assets — Unrealized appreciation on swap contracts	7,753	†	Net Assets — Unrealized depreciation on swap contracts	284	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	11,532	*	Net Assets — Unrealized depreciation on futures contracts	581	*
	Net Assets — Unrealized appreciation on swaps contracts	4,300	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	12,179		Unrealized loss on forward foreign currency contracts	13,723
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	6,352	*	Net Assets — Unrealized depreciation on futures contracts	2,303	*
	Net Assets — Unrealized appreciation on swaps contracts	1,079	†	Net Assets — Unrealized depreciation on swap contracts	736	†

Total Derivatives not accounted for as hedging instruments		$48,021			$19,285

Multi-Asset Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$12	†	Net Assets — Unrealized depreciation on swap contracts	$162	†
	Net Assets — Unrealized appreciation on futures contracts	130	*	Net Assets — Unrealized depreciation on futures contracts	232	*
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	417	*	Net Assets — Unrealized depreciation on futures contracts	—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	321
	Options purchased, at value	380		Options written, at value	3,053
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	34,855	†	Net Assets — Unrealized depreciation on swap contracts	33,466	†

Total Derivatives not accounted for as hedging instruments		$35,794			$37,234

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$65	*	Net Assets — Unrealized depreciation on futures contracts	$35	*
	Net Assets — Unrealized appreciation on swap contracts	2,341	†	Net Assets — Unrealized depreciation on swap contracts	5,267	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	491	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	542		Unrealized loss on forward foreign currency contracts	1,174
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	8,253	*	Net Assets — Unrealized depreciation on futures contracts	4,755	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	311	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$11,512			$11,722

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$394	*	Net Assets — Unrealized depreciation on futures contracts	$80	*
	Net Assets — Unrealized appreciation on swap contracts	576	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	1,075	*	Net Assets — Unrealized depreciation on futures contracts	26	*
Foreign exchange contracts	Options purchased, at value	90		Options written, at value	149
	Unrealized gain on forward foreign currency contracts	970		Unrealized loss on forward foreign currency contracts	366
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	48	†	Net Assets — Unrealized depreciation on swap contracts	54	†

Total Derivatives not accounted for as hedging instruments		$3,153			$675

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	251

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Long/Short Alternative Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$46	*	Net Assets — Unrealized depreciation on futures contracts	$—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	782	*	Net Assets — Unrealized depreciation on futures contracts	574	*

Total Derivatives not accounted for as hedging instruments		$828			$574

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six month period ended March 31, 2016.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$3,114	$—	$—	$3,114
Foreign exchange contracts	—	—	—	3,504	—	3,504
Total	$—	$—	$3,114	$3,504	$—	$6,618

Core Fixed Income Fund
Interest rate contracts	$(479)	$101	$3,273	$—	$(873)	$2,022
Foreign exchange contracts	(62)	—	—	41	—	(21)
Credit contracts	—	—	—	—	113	113
Total	$(541)	$101	$3,273	$41	$(760)	$2,114

U.S. Fixed Income Fund
Interest rate contracts	$(164)	$—	$(2,488)	$—	$(164)	$(2,816)
Foreign exchange contracts	—	—	—	(28)	—	(28)
Total	$(164)	$—	$(2,488)	$(28)	$(164)	$(2,844)

High Yield Bond Fund
Credit contracts	$—	$—	$—	$—	$352	$352
Interest rate contracts	—	—	—	—	604	604
Total	$—	$—	$—	$—	$956	$956

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$(510)	$—	$—	$(510)
Equity contracts	(170)	—	(3,011)	—	—	(3,181)
Foreign exchange contracts	—	—	—	1,202	—	1,202
Total	$(170)	$—	$(3,521)	$1,202	$—	$(2,489)

Multi-Strategy Alternative Fund
Interest rate contracts	$—	$—	$(119)	$—	$—	$(119)
Equity contracts	(12)	—	(52)	—	609	545
Foreign exchange contracts	—	—	—	(338)	—	(338)
Total	$(12)	$—	$(171)	$(338)	$609	$88

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$60,544	$—	$20,739	$81,283
Equity contracts	—	—	(16,229)	—	(7,364)	(23,593)
Foreign exchange contracts	—	—	—	6,921	—	6,921
Credit contracts	—	—	(19,778)	—	(10,165)	(29,943)
Total	$—	$—	$24,537	$6,921	$3,210	$34,668

Multi-Asset Income Fund
Interest rate contracts	$—	$—	$(269)	$—	$(4,992)	$(5,261)
Equity contracts	903	—	388	—	—	1,291
Foreign exchange contracts	(488)	—	—	152	—	(336)
Commodity contracts	—	—	(1,399)	—	—	(1,399)
Total	$415	$—	$(1,280)	$152	$(4,992)	$(5,705)

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(1,144)	$—	$(39)	$(1,183)
Equity contracts	—	—	(181)	—	—	(181)
Foreign exchange contracts	36	—	—	(375)	—	(339)
Commodity contracts	(146)	—	(23,464)	—	—	(23,610)
Credit contracts	—	—	—	—	(35)	(35)
Total	$(110)	$—	$(24,789)	$(375)	$(74)	$(25,348)

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$894	$—	$(1,243)	$(349)
Equity contracts	(645)	—	(847)	—	—	(1,492)
Foreign exchange contracts	(239)	—	—	637	—	398
Credit contracts	—	—	—	—	(66)	(66)
Total	$(884)	$—	$47	$637	$(1,309)	$(1,509)

Long/Short Alternative Fund
Interest rate contracts	$—	$—	$(795)	$—	$—	$(795)
Equity contracts	—	—	(258)	—	—	(258)
Credit contracts	—	—	39	—	—	39
Total	$—	$—	$(1,014)	$—	$—	$(1,014)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$—	$2,326	$—	$—	$2,326
Foreign exchange contracts	—	—	—	(8,566)	—	(8,566)
Total	$—	$—	$2,326	$(8,566)	$—	$(6,240)

Core Fixed Income Fund
Interest rate contracts	$190	$(104)	$(30)	$—	$(2,579)	$(2,523)
Foreign exchange contracts	(11)	—	—	(1,419)	—	(1,430)
Credit contracts	—	—	—	—	60	60
Total	$179	$(104)	$(30)	$(1,419)	$(2,519)	$(3,893)

U.S. Fixed Income Fund
Interest rate contracts	$64	$—	$1,044	$—	$(54)	$1,054
Foreign exchange contracts	—	—	—	(56)	—	(56)
Total	$64	$—	$1,044	$(56)	$(54)	$998

High Yield Bond Fund
Interest rate contracts	$—	$—	$—	$—	$(277)	$(277)
Credit contracts	—	—	—	—	(240)	(240)
Total	$—	$—	$—	$—	$(517)	$(517)

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$(207)	$—	$1,097	$890
Equity contracts	122	—	113	—	—	235
Foreign exchange contracts	—	—	—	(7,390)	—	(7,390)
Total	$122	$—	$(94)	$(7,390)	$1,097	$(6,265)

Multi-Strategy Alternative Fund
Equity contracts	$(313)	$—	$(23)	$—	$—	$(336)
Foreign exchange contracts	—	—	—	(551)	—	(551)
Credit contracts	—	—	—	—	7	7
Total	$(313)	$—	$(23)	$(551)	$7	$(880)

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$(7,300)	$—	$3,639	$(3,661)
Equity contracts	—	—	17,166	—	5,770	22,936
Foreign exchange contracts	—	—	—	(1,544)	—	(1,544)
Commodity contracts	—	—	9,393	—	2,298	11,691
Total	$—	$—	$19,259	$(1,544)	$11,707	$29,422

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	253

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Income Fund
Interest rate contracts	$—	$—	$50	$—	$2,889	$2,939
Equity contracts	(3,265)	—	983	—	—	(2,282)
Foreign exchange contracts	(90)	—	(152)	(301)	—	(543)
Total	$(3,355)	$—	$881	$(301)	$2,889	$114

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$368	$—	$(711)	$(343)
Equity contracts	—	—	(1,165)	—	—	(1,165)
Foreign exchange contracts	—	—	—	(911)	—	(911)
Commodity contracts	11	—	9,319	—	—	9,330
Credit contracts	—	—	—	—	16	16
Total	$11	$—	$8,522	$(911)	$(695)	$6,927

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$(95)	$—	$1,075	$980
Equity contracts	193	—	1,897	—	—	2,090
Foreign exchange contracts	(92)	—	—	389	—	297
Credit contracts	—	—	—	—	29	29
Total	$101	$—	$1,802	$389	$1,104	$3,396

Long/Short Alternative Fund
Interest rate contracts	$—	$—	$5	$—	$—	$5
Equity contracts	—	—	767	—	—	767
Total	$—	$—	$772	$—	$—	$772

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the

Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2016 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options/ Swaptions	Futures	Swap Agreements	Total	Written Options/ Swaptions	Futures	Swap Agreements	Total
Large Cap Growth Fund	$—	$2	$—	$2	$—	$19	$—	$19
Tax-Managed Large Cap Fund	—	—	—	—	—	9	—	9
S&P 500 Index Fund	—	—	—	—	—	21	—	21
Small Cap Fund	—	32	—	32	—	—	—	—
Small Cap Value Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	10	—	10	—	—	—	—
Tax-Managed Small/Mid Cap Fund	—	21	—	21	—	—	—	—
Mid-Cap Fund	—	1	—	1	—	—	—	—
U.S. Managed Volatility Fund	—	—	—	—	—	68	—	68
Global Managed Volatility Fund	—	33	—	33	—	221	—	221
Tax-Managed Managed Volatility Fund	—	—	—	—	—	52	—	52
Real Estate Fund	—	—	—	—	—	—	—	—
Enhanced Income Fund	—	1	—	1	—	4	—	4
Core Fixed Income Fund	—	704	3	707	36	715	196	947
U.S. Fixed Income Fund	—	225	—	225	14	492	5	511
High Yield Bond Fund	—	7	7	14	—	—	5	5
Multi-Strategy Alternative Fund	1,021	2	—	1,023	88	17	3	108
Multi-Asset Accumulation Fund	—	660	546	1,206	—	6,651	—	6,651
Multi-Asset Income Fund	380	41	22	443	3,053	208	23	3,284
Multi-Asset Inflation Managed Fund	—	1,699	1,369	3,068	—	1,941	1,366	3,307
Multi-Asset Capital Stability Fund	90	478	57	625	149	420	—	569
Long/Short Alternative Fund	—	10	—	10	—	130	—	130
Total Exchange-Traded or Centrally Cleared	$1,491	$3,926	$2,004	$7,421	$3,340	$10,968	$1,598	$15,906

Securities with an aggregate marked value of $18,690 ($ Thousands) have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2016.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Reverse Repurchase Agreement	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Global Managed Volatility Fund	$112	$—	$—	$112	$8,678	$—	$—	$—	$8,678	$(8,566)	$—	$(8,566)
Core Fixed Income Fund	504	30	—	534	2,762	—	—	478	3,240	(2,706)	3,665	959
U.S. Fixed Income Fund	—	—	—	—	—	—	—	109	109	(109)	70	(39)
Multi-Strategy Alternative Fund	303	1,021	89	1,413	854	88	—	19	961	452	—	452
Multi-Asset Accumulation Fund	12,179	—	10,049	22,228	13,723	—	—	1,021	14,744	7,484	8,238	15,722
Multi-Asset Income Fund	—	—	34,772	34,772	321	—	230	33,471	34,022	750	781	1,531
Multi-Asset Inflation Managed Fund	304	—	311	615	936	—	222,537	465	223,938	(223,323)	223,077	(246)
Multi-Asset Capital Stability Fund	970	—	—	970	366	—	—	—	366	604	1,311	1,915
Total Over the Counter	$14,372	$1,051	$45,221	$60,644	$27,640	$88	$222,767	$35,563	$286,058

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	255

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Written Options transactions entered into during the six month period ended March 31, 2016 are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,155	$412
Written	3,011	925
Expired	(3,090)	(884)
Closing Buys	(974)	(425)
Balance at end of period	102	$28

U.S. Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	396	$142
Written	1,038	321
Expired	(1,055)	(304)
Closing Buys	(340)	(148)
Balance at end of period	39	$11

Multi-Asset Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	2,815	$1,870
Written	2,214	9,521
Expired	(2,390)	(64)
Closing Buys	(2,211)	(9,595)
Balance at end of period	428	$1,732

Multi-Asset Capital Stability
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,929	$362
Written	45,444,900	350
Expired	—	—
Closing Buys	(36,046,829)	(639)
Balance at end of period	9,400,000	$73

Written Swaptions transactions entered into during the period ended March 31, 2016 are summarized as follows:

Core Fixed Income Fund
	Notional Amount ($ Thousands)	Premium ($ Thousands)
Balance at beginning of period	$13,905	$360
Closing Buys	(13,905)	(360)
Balance at end of period	$—	$—

At March 31, 2016, the Funds had cash and/or securities at least equal to the value of written options/written swaptions.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows, and the Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2016 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT MARCH 31, 2016
Accumulation Commodity Strategy Subsidiary, Ltd	April 9, 2012	$346,637	16.3%
Inflation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	198,317	19.1%

256	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	ACCUMULATION COMMODITY STRATEGY SUBSIDIARY, LTD. ($ THOUSANDS)	INFLATION COMMODITY STRATEGY SUBSIDIARY, LTD. ($ THOUSANDS)
Investment Income:
Interest Income	$414	$218
Net Realized Gain (Loss) on:
Investments	646	—
Futures Contracts	(20,112)	(23,464)
Purchased Options	—	(146)
Swap Contracts	(10,165)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	228	40
Futures Contracts	9,300	9,319
Swap Contracts	2,298	—
Purchased Options	—	11

Total losses attributed to the Funds’ investments in Subsidiaries	$(17,391)	$(14,022)

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class A and

Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class A and Class I Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares. During the six month period ended March 31, 2016, the Distributor voluntarily waived a portion of its fee for all of the Funds except the Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

Effective October 1, 2015, the following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class A	0.3900%	0.30%	0.25%	—	0.89%
Class Y	0.3900%	0.30%	—	—	0.64%
Large Cap Value Fund
Class A	0.3500%	0.30%	0.25%	—	0.89%
Class I	0.3500%	0.30%	0.25%	0.25%	1.11%
Class Y	0.3500%	0.30%	—	—	0.64%
Large Cap Growth Fund
Class A	0.4000%	0.30%	0.25%	—	0.89%
Class I	0.4000%	0.30%	0.25%	0.25%	1.11%
Class Y	0.4000%	0.30%	—	—	0.64%
Tax-Managed Large Cap Fund
Class A	0.4000%	0.30%	0.25%	—	0.89%
Class Y	0.4000%	0.30%	—	—	0.64%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	257

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
S&P 500 Index Fund
Class A	0.0300%	0.22%	0.25%	—	0.43%
Class E	0.0300%	0.22%	—	—	0.25%
Class I	0.0300%	0.22%	0.25%	0.25%	0.65%
Class Y	0.0300%	0.22%	—	—	0.18%
Small Cap Fund
Class A	0.6500%	0.30%	0.25%	—	1.14%
Class Y	0.6500%	0.30%	—	—	0.89%
Small Cap Value Fund
Class A	0.6500%	0.30%	0.25%	—	1.14%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Class Y	0.6500%	0.30%	—	—	0.89%
Small Cap Growth Fund
Class A	0.6500%	0.30%	0.25%	—	1.11%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Class Y	0.6500%	0.30%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund
Class A	0.6500%	0.30%	0.25%	—	1.11%
Class Y	0.6500%	0.30%	—	—	0.89%
Mid-Cap Fund
Class A	0.4000%	0.30%	0.25%	—	0.98%
Class I	0.4000%	0.30%	0.25%	0.25%	1.20%
Class Y	0.4000%	0.30%	—	—	0.73%
U.S. Managed Volatility Fund
Class A	0.6500%	0.30%	0.25%	—	1.00%
Class I	0.6500%	0.30%	0.25%	0.25%	1.25%
Class Y	0.6500%	0.30%	—	—	0.75%
Global Managed Volatility Fund
Class A	0.6500%	0.30%	0.25%	—	1.11%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Class Y	0.6500%	0.30%	—	—	0.86%
Tax-Managed Managed Volatility Fund
Class A	0.6500%	0.30%	0.25%	—	1.00%
Class Y	0.6500%	0.30%	—	—	0.81%
Real Estate Fund
Class A	0.6500%	0.30%	0.25%	—	1.14%
Class I	0.6500%	0.30%	0.25%	0.25%	1.36%
Class Y	0.6500%	0.30%	—	—	0.89%
Enhanced Income Fund
Class A	0.4000%	0.30%	0.25%	—	0.60%
Class I	0.4000%	0.30%	0.25%	0.25%	0.85%
Class Y	0.4000%	0.30%	—	—	0.46%
Core Fixed Income Fund
Class A	0.2750%	0.28%	0.25%	—	0.67%
Class I	0.2750%	0.28%	0.25%	0.25%	0.89%
Class Y	0.2750%	0.28%	—	—	0.42%
U.S. Fixed Income
Class A	0.2750%	0.28%	0.25%	—	0.66%
Class Y	0.2750%	0.28%	—	—	0.41%
High Yield Bond Fund
Class A	0.4875%	0.30%	0.25%	—	0.89%
Class I	0.4875%	0.30%	0.25%	0.25%	1.11%
Class Y	0.4875%	0.30%	—	—	0.64%
Real Return
Class A	0.2200%	0.30%	0.25%	—	0.45%
Class Y	0.2200%	0.30%	—	—	0.35%
Dynamic Asset Allocation Fund
Class A	0.6000%	0.30%	0.25%	—	0.75%
Class Y	0.6000%	0.30%	—	—	0.50%
Multi-Strategy Alternative Fund
Class A	1.5000%	0.30%	0.25%	—	0.81%*
Class Y	1.5000%	0.30%	—	—	0.56%*
Multi-Asset Accumulation Fund
Class A	0.7500%	0.30%	0.25%	—	1.17%
Class Y	0.7500%	0.30%	—	—	0.92%
Multi-Asset Income Fund
Class A	0.6000%	0.30%	0.25%	—	0.80%
Class Y	0.6000%	0.30%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class A	0.5500%	0.30%	0.25%	—	0.95%
Class Y	0.5500%	0.30%	—	—	0.76%
Multi-Asset Capital Stability Fund
Class A	0.4000%	0.30%	0.25%	—	0.62%
Class Y	0.4000%	0.30%	—	—	0.52%
Long/Short Alternative Fund
Class A	0.8000%	0.30%	0.25%	—	1.14%
Class Y	0.8000%	0.30%	—	—	0.91%

*	Voluntary expense limitations in effect as of March 31, 2016. Prior to December 31, 2015, the voluntary expense limitation was 0.61% for Class A and 0.36% for Class Y. Prior to November 6, 2015, the voluntary expense limitation was 0.49% for Class A and 0.24% for Class Y. As of May 3, 2016, the voluntary expense limitation was 0.91% for Class A and 0.66% for Class Y.

258	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

As of March 31, 2016, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
BlackRock Investment Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
Jackson Square Partners, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
Large Cap Value Fund
AQR Capital Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
LSV Asset Management
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
Large Cap Growth Fund
BlackRock Investment Management, LLC
Jackson Square Partners, LLC
Parametric Portfolio Associates LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
BlackRock Investment Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
Jackson Square Partners, LLC
LSV Asset Management
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
EAM Investors, LLC
Falcon Point Capital, LLC
Mesirow Financial Investment Management, Inc.
Parametric Portfolio Associates LLC
Robeco Investment Management, Inc.
Snow Capital Management L.P.
Small Cap Value Fund
AQR Capital Management, LLC
Cardinal Capital Management, L.L.C.
Mesirow Financial Investment Management, Inc.
LSV Asset Management
Parametric Portfolio Associates LLC
Robeco Investment Management, Inc.
Snow Capital Management, L.P.
Small Cap Growth Fund
AllianceBernstein, L.P.
Arrowpoint Asset Management, LLC
Axiom International Investors, LLC
EAM Investors, LLC
Falcon Point Capital, LLC
Parametric Portfolio Associates LLC
Tax-Managed Small/Mid Cap Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Cardinal Capital Management, L.L.C.
Castle Ark Management, LLC
Mesirow Financial Investment Management, Inc.
Parametric Portfolio Associates LLC
Snow Capital Management L.P.

Investment Sub-Adviser
Mid-Cap Fund
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
AJO, L.P.
Analytic Investors LLC
LSV Asset Management
Parametric Portfolio Associates, LLC
Real Estate Fund
CenterSquare Investment Management Inc.
Security Capital Research and Management Incorporated
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management Incorporated
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
Metropolitan West Asset Management LLC
Wells Capital Management Incorporated
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Benefit Street Partners, LLC
Brigade Capital Management LP
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
J.P. Morgan Investment Management, Inc.
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.
Multi-Strategy Alternative Fund
Emso Partners Limited Management, LLC
Mountaineer Partners
Ramius Advisors, LLC
Multi-Asset Accumulation Fund
AQR Capital Management, LLC
PanAgora Asset Management Inc.
Multi-Asset Income Fund
Goldman Sachs Asset Management, LP
Guggenheim Partners Investment Management, LLC
SSgA Funds Management Inc.
Multi-Asset Inflation Managed Fund
AllianceBernstein, L.P.
QS Investors, LLC
Multi-Asset Capital Stability Fund
AllianceBernstein, L.P.
Long/Short Alternative Fund
Beachhead Capital Management, LLC

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	259

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2016 were as follows ($ Thousands):

Small Cap Value Fund	$5
Real Estate Fund	6

$11

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2016 were as follows ($ Thousands):

Large Cap Fund	$125
Large Cap Value Fund	99
Tax-Managed Large Cap Fund	178
Small Cap Value Fund	165
U.S. Managed Volatility Fund	632
Tax-Managed Managed Volatility Fund	478

$1,677

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2016, can be found on the Statements of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is a summary of the transactions with affiliates for the six month period ended March 31, 2016 ($ Thousands):

SEI Liquidity Fund	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 3/31/2016	Dividend Income
Large Cap Fund	$36,418	$1,344,991	$(1,010,498)	$370,911	$139
Large Cap Value Fund	33,726	181,154	(179,745)	35,135	146
Large Cap Growth Fund	5,199	82,821	(85,418)	2,602	23
Tax-Managed Large Cap Fund	41,280	238,602	(253,236)	26,646	504
S&P 500 Index Fund	1,328	13,233	(12,349)	2,212	16
Small Cap Fund	30,125	140,817	(104,412)	66,530	354
Small Cap Value Fund	16,899	194,061	(65,609)	145,351	155
Small Cap Growth Fund	25,078	127,468	(98,612)	53,934	401
Tax-Managed Small/Mid Cap Fund	251,945	393,063	(383,260)	261,748	427
Mid-Cap Fund	—	29,838	(2,578)	27,260	1
Real Estate Fund	—	899	(899)	—	—
Core Fixed Income Fund	3,456	143,756	(146,447)	765	39
U.S. Fixed Income Fund	—	141,213	(141,003)	210	12
High Yield Fund	6	—	—	6	—

SDIT Prime Obligation
Large Cap Fund	$189,621	$207,709	$(340,273)	$57,057	89
Large Cap Value Fund	71,835	165,820	(215,908)	21,747	45
Large Cap Growth Fund	78,356	247,265	(284,047)	41,574	46
Tax-Managed Large Cap Fund	188,812	465,241	(541,462)	112,591	141
S&P 500 Index Fund	9,086	103,524	(102,405)	10,205	8
Small Cap Fund	40,025	154,438	(165,169)	29,294	32
Small Cap Value Fund	14,504	135,573	(138,265)	11,812	19
Small Cap Growth Fund	20,247	63,057	(72,699)	10,605	14
Tax-Managed Small/Mid Cap Fund	31,840	88,419	(85,197)	35,062	29
Mid-Cap Fund	4,774	37,780	(37,373)	5,181	3
U.S. Managed Volatility Fund	26,035	240,192	(207,462)	58,765	42
Global Managed Volatility Fund	108,089	407,166	(447,114)	68,141	104
Tax-Managed Managed Volatility Fund	27,260	253,198	(228,133)	52,325	37

260	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SDIT Prime Obligation	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 3/31/2016	Dividend Income
Real Estate Fund	$6,435	$37,608	$(38,798)	$5,245	8
Enhanced Income Fund	5,674	9,224	(10,173)	4,725	5
Core Fixed Income Fund	85,704	604,012	(621,452)	68,264	65
U.S. Fixed Income Fund	55,864	525,224	(536,572)	44,516	54
High Yield Fund	60,505	354,552	(345,233)	69,824	58
Real Return Fund	227	21,304	(19,117)	2,414	2
Multi-Strategy Alternative Fund	22,920	345,507	(289,017)	79,410	64
Multi-Asset Accumulation Fund	765,254	331	—	765,585	675

SEI Institutional Managed Trust Long/Short Alternative Fund	Value 9/30/15	Purchases at Cost	Proceeds from Sales	Value 3/31/2016	Change in Unrealized Depreciation	Dividend Income
Multi-Strategy Alternative Fund	$41,171	$—	$—	$40,788	$(383)	$—

Affiliated Transactions — On October 31, 2014, December 30, 2014, February 27, 2015 and March 31, 2015, the S&P 500 Index Fund participated in a transaction with an affiliated fund. The Fund sold securities in the amount of $1,838,786 ($ Thousands) resulting in realized gains of $1,179,815 ($ Thousands).

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2016, the Trust borrowed funds from the SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Mid Cap Fund	01/21/16	01/22/16	$6,750	$—	0.49%
Mid Cap Fund	01/22/16	01/25/16	$6,750	—	0.48

7. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2016 (Unaudited) and the year ended September 30, 2015.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Class A:
Shares Issued	27,709	52,908	5,458	6,976	4,158	5,116	20,966	34,115	1,538	2,154
Shares Issued in Lieu of Cash Distributions	28,385	13,912	8,227	4,360	8,011	3,377	607	872	70	792
Shares Redeemed	(54,254)	(55,593)	(7,511)	(12,596)	(6,915)	(9,579)	(16,972)	(31,607)	(1,806)	(2,216)
Total Class A Transactions	1,840	11,227	6,174	(1,260)	5,254	(1,086)	4,601	3,380	(198)	730
Class E:
Shares Issued	—	—	—	—	—	—	—	—	93	792
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	47	2,330
Shares Redeemed	—	—	—	—	—	—	—	—	(436)	(36,856	)(1)
Total Class E Transactions	—	—	—	—	—	—	—	—	(296)	(33,734)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	261

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

	Large Cap Fund		Large Cap Value Fund(7)		Large Cap Growth Fund(7)		Tax-Managed Large Cap Fund		S&P 500 Index Fund(7)
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Class I:
Shares Issued	—	—	76	44	33	33	—	—	22	52
Shares Issued in Lieu of Cash Distributions	—	—	34	24	22	13	—	—	1	9
Shares Redeemed	—	—	(120)	(102)	(40)	(88)	—	—	(61)	(47)
Total Class I Transactions	—	—	(10)	(34)	15	(42)	—	—	(38)	14
Class T(4):
Shares Issued	—	—	—	—	—	—	—	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	—	—
Shares Redeemed	—	—	—	—	—	—	—	(23)	—	—
Total Class T Transactions	—	—	—	—	—	—	—	(23)	—	—
Class Y(2):
Shares Issued	2,421	16,678	974	—	690	—	2,653	7,528	21	—
Shares Issued in Lieu of Cash Distributions	2,169	79	—	—	—	—	37	34	—	—
Shares Redeemed	(1,758)	(5,369)	(17)	—	(9)	—	(493)	(779)	(2)	—
Total Class Y Transactions	2,832	11,388	957	—	681	—	2,197	6,783	19	—
Increase (Decrease) in Share Transactions	4,672	22,615	7,121	(1,294)	5,950	(1,128)	6,798	10,140	(513)	(32,990)

	Small Cap Fund		Small Cap Value Fund(7)		Small Cap Growth Fund(7)		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund(7)
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Class A:
Shares Issued	8,124	12,620	3,004	2,087	763	1,639	4,747	7,830	1,016	2,089
Shares Issued in Lieu of Cash Distributions	4,266	2,773	1,094	1,284	—	—	67	319	598	293
Shares Redeemed	(5,892)	(11,240)	(2,648)	(3,156)	(1,771)	(2,348)	(4,625)	(7,033)	(1,703)	(2,040)
Total Class A Transactions	6,498	4,153	1,450	215	(1,008)	(709)	189	1,116	(89)	342
Class I:
Shares Issued	—	—	58	34	40	35	—	—	3	8
Shares Issued in Lieu of Cash Distributions	—	—	8	14	—	—	—	—	6	3
Shares Redeemed	—	—	(90)	(51)	(49)	(45)	—	—	(3)	(18)
Total Class I Transactions	—	—	(24)	(3)	(9)	(10)	—	—	6	(7)
Class Y(2):
Shares Issued	1,084	3,161	317	—	252	—	988	1,823	15	—
Shares Issued in Lieu of Cash Distributions	302	—	—	—	—	—	7	1	—	—
Shares Redeemed	(501)	(429)	(6)	—	(5)	—	(163)	(224)	(2)	—
Total Class Y Transactions	885	2,732	311	—	247	—	832	1,600	13	—
Increase (Decrease) in Share Transactions	7,383	6,885	1,737	212	(770)	(719)	1,021	2,716	(70)	335

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Class A:
Shares Issued	16,726	20,272	38,771	76,701	16,183	20,888	1,415	3,021	4,674	10,582
Shares Issued in Lieu of Cash Distributions	3,180	6,453	13,170	17,258	2,778	3,723	378	674	232	427
Shares Redeemed	(17,398)	(24,866)	(111,969)	(45,201)	(9,839)	(13,858)	(4,416)	(6,249)	(4,868)	(15,851)
Total Class A Transactions	2,508	1,859	(60,028)	48,758	9,122	10,753	(2,623)	(2,554)	38	(4,842)
Class I:
Shares Issued	15	70	34	32	—	—	2	3	7	9
Shares Issued in Lieu of Cash Distributions	5	12	8	11	—	—	1	2	—	1
Shares Redeemed	(1)	(64)	(23)	(13)	—	—	(10)	(2)	(4)	(29)
Total Class I Transactions	19	18	19	30	—	—	(7)	3	3	(19)

262	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund(6)		Real Estate Fund		Enhanced Income Fund
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Class Y(2):
Shares Issued	7,452	28,155	5,173	9,804	2,068	23	1,025	1,256	1,117	4,658
Shares Issued in Lieu of Cash Distributions	1,427	184	549	—	1	—	38	28	18	48
Shares Redeemed	(4,693)	(4,180)	(5,400)	(1,093)	(113)	—	(240)	(251)	(196)	(3,196)
Total Class Y Transactions	4,186	24,159	322	8,711	1,956	23	823	1,033	939	1,510
Increase (Decrease) in Share Transactions	6,713	26,036	(59,687)	57,499	11,078	10,776	(1,807)	(1,518)	980	(3,351)

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Dynamic Asset Allocation Fund(3)		Multi-Strategy Alternative Fund(6)
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	07/30/15 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15
Class A:
Shares Issued	16,276	32,646	17,341	31,167	45,109	77,938	5,880	9,026	49,014	2,513	9,924	16,684
Shares Issued in Lieu of Cash Distributions	3,656	3,816	1,845	1,924	8,946	11,990	—	30	146	—	1,326	711
Shares Redeemed	(23,629)	(34,049)	(16,990)	(32,075)	(45,243)	(90,628)	(4,930)	(10,681)	(5,322)	(145)	(8,182)	(11,970)
Total Class A Transactions	(3,697)	2,413	2,196	1,016	8,812	(700)	950	(1,625)	43,838	2,368	3,068	5,425
Class I:
Shares Issued	534	440	—	—	723	4,129	—	—	—	—	—	—
Shares Issued in Lieu of Cash Distributions	10	13	—	—	8	48	—	—	—	—	—	—
Shares Redeemed	(853)	(277)	—	—	(13)	(4,533)	—	—	—	—	—	—
Total Class I Transactions	(309)	176	—	—	718	(356)	—	—	—	—	—	—
Class Y(2):
Shares Issued	3,212	2,036	1,715	9,745	9,002	22,731	686	2,926	313	5,455	485	2
Shares Issued in Lieu of Cash Distributions	64	9	185	151	1,071	879	—	—	21	—	—	—
Shares Redeemed	(160)	(41)	(1,403)	(1,319)	(2,324)	(3,168)	(543)	(354)	(719)	(149)	(365)	—
Total Class Y Transactions	3,116	2,004	497	8,577	7,749	20,442	143	2,572	(385)	5,306	120	2
Increase (Decrease) in Share Transactions	(890)	4,593	2,693	9,593	17,279	19,386	1,093	947	43,453	7,674	3,188	5,427

	Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund(5)(6)
	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	10/01/14 to 09/30/15	10/01/15 to 03/31/16	12/19/15 to 09/30/15
Class A:
Shares Issued	34,045	64,416	11,944	21,108	20,360	36,915	13,886	20,564	—	3,625
Shares Issued in Lieu of Cash Distributions	5,288	15,763	1,944	2,042	463	—	532	865	—	—
Shares Redeemed	(27,211)	(62,211)	(16,142)	(15,220)	(15,685)	(29,661)	(8,992)	(18,288)	—	(3,623)
Total Class A Transactions	12,122	17,968	(2,254)	7,930	5,138	7,254	5,426	3,141	—	2
Class Y(2):
Shares Issued	1,966	22,926	5,905	3,525	1,664	10,575	597	5,752	—	4,258
Shares Issued in Lieu of Cash Distributions	619	—	198	109	69	—	58	—	—	—
Shares Redeemed	(2,752)	(1,744)	(419)	(457)	(818)	(1,080)	(464)	(745)	—	—
Total Class Y Transactions	(167)	21,182	5,684	3,177	915	9,495	191	5,007	—	4,258
Increase in Share Transactions	11,955	39,150	3,430	11,107	6,053	16,749	5,617	8,148	—	4,260

(1)	Includes redemptions as a result of affiliated and in-kind transactions (see Notes 6 and 13).
(2)	Class Y commenced operations on December 31, 2014, unless stated otherwise.
(3)	Commenced operations on July 30, 2015.
(4)	Class T closed on December 30, 2014.
(5)	Commenced operations on December 19, 2014.
(6)	Class Y commenced operations on April 30, 2015.
(7)	Class Y commenced operations on October 30, 2015.

Amounts designated as “—” are zero or have been rounded to zero.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	263

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2016, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,075,334	$1,075,334
Sales	—	1,306,992	1,306,992
Large Cap Value Fund
Purchases	—	629,892	629,892
Sales	—	606,303	606,303
Large Cap Growth Fund
Purchases	—	833,607	833,607
Sales	—	863,986	863,986
Tax-Managed Large Cap Fund
Purchases	—	1,803,958	1,803,958
Sales	—	1,575,227	1,575,227
S&P 500 Index Fund
Purchases	—	46,374	46,374
Sales	—	70,924	70,924
Small Cap Fund
Purchases	—	377,715	377,715
Sales	—	339,890	339,890
Small Cap Value Fund
Purchases	—	222,003	222,003
Sales	—	203,312	203,312
Small Cap Growth Fund
Purchases	—	245,350	245,350
Sales	—	255,674	255,674
Tax-Managed Small/Mid Cap Fund
Purchases	—	407,509	407,509
Sales	—	390,856	390,856
Mid-Cap Fund
Purchases	—	43,934	43,934
Sales	—	58,985	58,985
U.S. Managed Volatility Fund
Purchases	—	323,403	323,403
Sales	—	307,267	307,267
Global Managed Volatility Fund
Purchases	—	688,912	688,912
Sales	—	1,250,368	1,250,368
Tax-Managed Managed Volatility
Purchases	—	270,586	270,586
Sales	—	178,168	178,168
Real Estate Fund
Purchases	—	64,739	64,739
Sales	—	101,261	101,261
Enhanced Income Fund
Purchases	23,863	19,480	43,343
Sales	24,825	16,786	41,611
Core Fixed Income Fund
Purchases	3,296,361	353,677	3,650,038
Sales	3,359,868	346,222	3,706,090
U.S Fixed Income Fund
Purchases	2,235,097	404,311	2,639,408
Sales	2,214,098	414,963	2,629,061
High Yield Bond Fund
Purchases	—	408,329	408,329
Sales	—	334,632	334,632
Real Return Fund
Purchases	47,567	—	47,567
Sales	37,471	—	37,471

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Dynamic Asset Allocation Fund
Purchases	$—	$411,675	$411,675
Sales	—	14,966	14,966
Multi-Strategy Alternative Fund
Purchases	4,530	166,416	170,946
Sales	3,262	267,162	270,424
Multi-Asset Accumulation Fund
Purchases	261,530	214,663	476,193
Sales	175,987	180,288	356,275
Multi-Asset Income Fund
Purchases	12,999	143,663	156,662
Sales	974	119,512	120,486
Multi-Asset Inflation Managed Fund
Purchases	92,919	118,237	211,156
Sales	65,783	119,338	185,121
Multi-Asset Capital Stability Fund
Purchases	119,484	21,717	141,201
Sales	43,301	21,968	65,269
Long/Short Alternative Fund
Purchases	—	145	145
Sales	—	55	55

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual

264	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2015, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2014. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2015.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years or period ended September 30, 2015 and September 30, 2014 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2015	$48,726	$176,773	$—	$225,499
	2014	48,424	112,776	—	161,200
Large Cap Value Fund	2015	14,991	100,791	—	115,782
	2014	17,900	—	—	17,900
Large Cap Growth Fund	2015	35,374	84,082	—	119,456
	2014	12,795	24,647	—	37,442
Tax-Managed Large Cap Fund	2015	20,757	—	—	20,757
	2014	18,676	—	—	18,676
S&P 500 Index Fund	2015	31,852	132,452	—	164,304
	2014	50,107	62,316	—	112,423
Small Cap Fund	2015	7,427	32,793	—	40,220
	2014	8,310	19,642	—	27,952
Small Cap Value Fund	2015	9,074	23,600	—	32,674
	2014	2,246	3,291	—	5,537
Small Cap Growth Fund	2015	—	—	—	—
	2014	10	—	—	10
Tax-Managed Small/Mid Cap Fund	2015	792	5,885	—	6,677
	2014	2,853	22,632	—	25,485
Mid-Cap Fund	2015	4,125	4,656	—	8,781
	2014	556	2,459	—	3,015
U.S. Managed Volatility Fund	2015	44,185	82,955	—	127,140
	2014	25,724	52,498	—	78,222
Global Managed Volatility Fund	2015	126,600	78,256	—	204,856
	2014	79,214	55,211	—	134,425
Tax-Managed Managed Volatility Fund	2015	15,163	47,229	—	62,392
	2014	13,556	21,058	—	34,614
Real Estate Fund	2015	3,497	10,075	—	13,572
	2014	3,907	—	—	3,907
Enhanced Income Fund	2015	4,293	—	—	4,293
	2014	3,808	—	—	3,808
Core Fixed Income Fund	2015	49,086	—	—	49,086
	2014	52,653	—	—	52,653
U.S. Fixed Income Fund	2015	25,048	—	—	25,048
	2014	21,901	—	—	21,901
High Yield Bond Fund	2015	108,360	—	—	108,360
	2014	124,481	—	—	124,481
Real Return Fund	2015	343	—	1	344
	2014	1,274	1,056	—	2,330

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	265

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March 31, 2016

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Multi-Strategy Alternative Fund	2015	$8,032	$—	$—	$8,032
	2014	3,459	—	—	3,459
Multi-Asset Accumulation Fund	2015	113,427	64,300	—	177,727
	2014	15,631	31,034	—	46,665
Multi-Asset Income Fund	2015	26,291	1,432	—	27,723
	2014	20,220	1,033	—	21,253
Multi-Asset Capital Stability Fund	2015	6,158	4,523	—	10,681
	2014	69	1,110	—	1,179

As of September 30, 2015, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late-Year Loss Deferral ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$4,506	$363,128	$—	$—	$—	$127,458	$1,161	$496,253
Large Cap Value Fund	7,599	171,778	—	—	—	(9,792)	219	169,804
Large Cap Growth Fund	—	248,534	—	—	—	121,206	492	370,232
Tax-Managed Large Cap Fund	5,716	—	(115,219)	—	—	919,305	765	810,567
S&P 500 Index Fund	2,198	—	—	—	—	265,096	245	267,539
Small Cap Fund	4,201	52,901	—	—	—	(3,343)	368	54,127
Small Cap Value Fund	1,103	21,251	—	—	—	3,028	111	25,493
Small Cap Growth Fund	—	—	(17,369)	—	(1,376)	(23,356)	317	(41,784)
Tax-Managed Small/Mid Cap Fund	472	291	—	(3,337)	—	141,583	526	139,535
Mid-Cap Fund	3,009	11,568	—	—	—	(2,975)	38	11,640
U.S. Managed Volatility Fund	8,970	61,982	—	—	—	117,982	227	189,161
Global Managed Volatility Fund	120,731	26,327	—	—	—	38,060	(1,489)	183,629
Tax-Managed Managed Volatility Fund	3,095	36,957	—	—	—	161,904	286	202,242
Real Estate Fund	84	6,598	—	—	—	36,586	—	43,268
Enhanced Income Fund	1,216	—	(126,201)	—	—	(4,905)	14	(129,876)
Core Fixed Income Fund	24,646	—	—	—	—	4,221	(12,154)	16,713
U.S. Fixed Income Fund	13,531	940	—	—	—	20,864	(11,443)	23,892
High Yield Bond Fund	30,139	—	(38,423)	(15,188)	—	(180,140)	(11,433)	(215,045)
Real Return Fund	—	—	(2,859)	—	(1,041)	(6,086)	(107)	(10,093)
Dynamic Asset Allocation Fund	275	—	—	(565)	—	(6,299)	(129)	(6,718)
Multi-Strategy Alternative Fund	2,910	5,487	—	—	—	(24,896)	—	(16,499)
Multi-Asset Accumulation Fund	24,310	7,273	—	—	—	(188,287)	(3,396)	(160,100)
Multi-Asset Income Fund	11,461	2,065	—	—	—	(19,820)	(2,674)	(8,968)
Multi-Asset Inflation Managed Fund	4,453	—	(9,983)	(14,788)	—	(76,399)	(569)	(97,286)
Multi-Asset Capital Stability Fund	3,791	1,013	—	—	—	(2,141)	139	2,802
Long/Short Alternative Fund	—	—	—	(1,184)	(265)	(601)	518	(1,532)

Post October losses represent losses realized on investment transactions from November 1, 2014 through September 30, 2015 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through September 30, 2015 and specified losses realized on investment transactions from November 1, 2014 through September 30, 2015, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Tax-Managed Large Cap Fund	$—	$(115,219)	$—	$—	$—	$—	$—	$(115,219)
Small Cap Growth Fund	—	(17,369)	—	—	—	—	—	(17,369)
Enhanced Income Fund	(26,775)	(61,655)	(31,835)	(3,335)	—	—	—	(123,600)
High Yield Bond Fund	—	(3,086)	(33,267)	—	—	—	—	(36,353)

266	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Enhanced Income Fund	$(262)	$(2,339)	$(2,601)
High Yield Bond Fund	(1,150)	(920)	(2,070)
Real Return Fund	(988)	(1,871)	(2,859)
Multi-Asset Inflation Managed Fund	(4,714)	(5,269)	(9,983)

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2015, the following Funds utilized capital loss carryforward to offset capital gains:

Utilized Capital Loss Carryforwards ($ Thousands)
Small Cap Growth Fund	$62,100
Core Fixed Income Fund	11,883
Multi-Strategy Alternative Fund	4,016
Tax-Managed Large Cap Fund	77,699

For Federal income tax purposes, the cost of securities owned at March 31, 2016, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2016, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$2,467,366	$378,405	$(116,767)	$261,638
Large Cap Value Fund	1,240,589	173,799	(61,640)	112,159
Large Cap Growth Fund	1,185,650	288,215	(46,091)	242,124
Tax-Managed Large Cap Fund	2,394,373	1,075,138	(7,027)	1,068,111
S&P 500 Index Fund	356,740	311,705	(9,673)	302,032
Small Cap Fund	598,804	57,031	(34,550)	22,481
Small Cap Value Fund	491,767	51,972	(19,149)	32,823
Small Cap Growth Fund	365,513	18,100	(28,584)	(10,484)
Tax-Managed Small/Mid Cap Fund	748,734	158,882	(1,912)	156,970
Mid-Cap Fund	107,278	7,840	(4,089)	3,751

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Managed Volatility Fund	$1,279,668	$261,005	$(50,970)	$210,035
Global Managed Volatility Fund	1,500,356	249,342	(33,662)	215,680
Tax-Managed Managed Volatility Fund	854,583	252,445	(13,801)	238,644
Real Estate Fund	143,792	51,701	(539)	51,162
Enhanced Income Fund	215,215	706	(6,447)	(5,741)
Core Fixed Income Fund	2,166,007	64,859	(40,717)	24,142
U.S. Fixed Income Fund	1,280,672	29,376	(5,458)	23,918
High Yield Bond Fund	1,883,365	29,453	(215,161)	(185,708)
Real Return Fund	302,012	3,319	(175)	3,144
Dynamic Asset Alloction Fund	469,907	30,636	(17,330)	13,306
Multi-Strategy Alternative Fund	544,122	7,916	(18,333)	(10,417)
Multi-Asset Accumulation Fund	1,676,258	45,573	(15,532)	30,041
Multi-Asset Income Fund	637,294	12,754	(44,556)	(31,802)
Multi-Asset Inflation Managed Fund	1,183,909	39,808	(13,515)	26,293
Multi-Asset Capital Stability Fund	153,936	3,743	(793)	2,950
Long/Short Alternative Fund	39,748	3	(117)	(114)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	267

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2016

the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2016 (in $ Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Fund	$362,892	$362,892	$—
Large Cap Value Fund	34,335	34,335	—
Large Cap Growth Fund	2,534	2,534	—
Tax-Managed Large Cap Fund	26,271	26,271	—
S&P 500 Index Fund	2,176	2,176	—
Small Cap Fund	65,235	65,235	—
Small Cap Value Fund	142,235	142,235	—
Small Cap Growth Fund	53,035	53,035	—
Tax-Managed Small/Mid Cap Fund	256,627	256,627	—
Mid-Cap Fund	26,884	26,884	—
Core Fixed Income Fund	735	735	—
U.S. Fixed Income Fund	201	201	—
High Yield Bond Fund	1	1	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

11. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Fund’s Prospectus provides a description of risks associated with the different investments in the underlying affiliated investment companies.

In the normal course of business, the Multi-Asset Funds’ invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Funds’ Prospectus provides a description of the risk associated with the different investments.

The market values of the Core Fixed Income, Enhanced Income, Real Return, U.S. Fixed Income, High Yield Bond and Multi-Asset Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to a Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

268	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Commodity Risk — The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2016, SPTC held of record the following:

Fund	Class A	Class E	Class I	Class Y
Large Cap Fund	97.82%	—	—	8.04%
Large Cap Value Fund	95.02%	—	23.11%	100.00%
Large Cap Growth Fund	95.23%	—	26.90%	100.00%
Tax-Managed Large Cap Fund	92.25%	—	—	26.25%
S&P 500 Index Fund	86.14%	5.22%	47.25%	97.92%
Small Cap Fund	97.89%	—	—	14.87%
Small Cap Value Fund	81.35%	—	21.77%	100.00%
Small Cap Growth Fund	92.02%	—	27.55%	100.00%
Tax-Managed Small/Mid Cap Fund	94.48%	—	—	33.29%
Mid-Cap Fund	80.01%	—	—	94.42%
U.S. Managed Volatility Fund	83.41%	—	—	10.32%
Global Managed Volatility Fund	85.19%	—	6.39%	52.86%
Tax-Managed Managed Volatility Fund	92.25%	—	—	99.07%
Real Estate Fund	90.15%	—	1.61%	47.26%
Enhanced Income Fund	90.30%	—	—	39.23%
Core Fixed Income Fund	94.85%	—	39.27%	60.76%
U.S. Fixed Income Fund	98.40%	—	—	11.27%
High Yield Bond Fund	96.55%	—	4.52%	22.29%
Real Return Fund	98.04%	—	—	6.85%
Dynamic Asset Allocation Fund	96.76%	—	—	0.04%
Mult-Strategy Alternative	97.00%	—	—	98.36%
Multi-Asset Accumulation Fund	97.87%	—	—	1.76%
Multi-Asset Income Fund	97.58%	—	—	63.22%
Multi-Asset Inflation Managed Fund	98.04%	—	—	10.18%
Multi-Asset Capital Stability Fund	98.31%	—	—	4.07%
Long/Short Alternative Fund	—	—	—	—

SEI Private Trust Company (“SPTC”) is not a direct service provider to the Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisors. SPTC maintains omnibus accounts at the Funds transfer agent.

13. IN-KIND TRANSACTIONS

During the fiscal year ended September 30, 2015, the S&P Index Fund redeemed shares of beneficial interest in exchange for securities and cash. The securities were redeemed at their current value on the date of the transaction.

Transaction Date	Shares Redeemed (Thousands)	Value ($ Thousands)	Cash ($ Thousands)	Gain ($ Thousands)
10/31/2014	16,201	$821,276	$59,392	$591,363
12/30/2014	14,191	806,037	78,774	534,652
2/27/2015	1,639	81,779	3,461	50,889
3/31/2015	95	4,800	69	2,911

14. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of May 31, 2016.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	269

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2015 to March 31, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,043.20	0.91%	$4.65
Class Y Shares	$1,000.00	$1,044.30	0.66%	$3.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.45	0.91%	$4.60
Class Y Shares	$1,000.00	$1,021.70	0.66%	$3.34
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,037.50	0.91%	$4.64
Class I Shares	$1,000.00	$1,036.60	1.13%	$5.75
Class Y Shares‡	$1,000.00	$967.30	0.66%	$2.71	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.45	0.91%	$4.60
Class I Shares	$1,000.00	$1,019.35	1.13%	$5.70
Class Y Shares	$1,000.00	$1,021.70	0.66%	$3.34

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,032.40	0.91%	$4.62
Class I Shares	$1,000.00	$1,031.20	1.13%	$5.74
Class Y Shares‡	$1,000.00	$953.90	0.66%	$2.70	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.50	0.91%	$4.60
Class I Shares	$1,000.00	$1,019.35	1.13%	$5.70
Class Y Shares	$1,000.00	$1,021.70	0.66%	$3.34
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.60	0.90%	$4.58
Class Y Shares	$1,000.00	$1,037.40	0.65%	$3.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.50	0.90%	$4.55
Class Y Shares	$1,000.00	$1,021.75	0.65%	$3.29

270	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expense Paid During Period*
S &P 500 Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,082.60	0.46%	$2.39
Class E Shares	$1,000.00	$1,083.60	0.27%	$1.41
Class I Shares	$1,000.00	$1,081.40	0.67%	$3.49
Class Y Shares‡	$1,000.00	$999.50	0.21%	$0.88	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.70	0.46%	$2.33
Class E Shares	$1,000.00	$1,023.65	0.27%	$1.37
Class I Shares	$1,000.00	$1,021.65	0.67%	$3.39
Class Y Shares	$1,000.00	$1,023.95	0.21%	$1.06
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,003.20	1.16%	$5.81
Class Y Shares	$1,000.00	$1,004.00	0.92%	$4.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.20	1.16%	$5.86
Class Y Shares	$1,000.00	$1,020.40	0.92%	$4.65
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,042.20	1.18%	$6.02
Class I Shares	$1,000.00	$1,041.30	1.39%	$7.09
Class Y Shares‡	$1,000.00	$989.50	0.93%	$3.87	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.10	1.18%	$5.96
Class I Shares	$1,000.00	$1,018.05	1.39%	$7.01
Class Y Shares	$1,000.00	$1,020.35	0.93%	$4.70
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$975.90	1.15%	$5.68
Class I Shares	$1,000.00	$975.10	1.40%	$6.91
Class Y Shares‡	$1,000.00	$937.60	0.90%	$3.64	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.25	1.15%	$5.81
Class I Shares	$1,000.00	$1,018.00	1.40%	$7.06
Class Y Shares	$1,000.00	$1,020.50	0.90%	$4.55
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,017.10	1.13%	$5.70
Class Y Shares	$1,000.00	$1,018.20	0.92%	$4.64
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.13%	$5.70
Class Y Shares	$1,000.00	$1,020.40	0.92%	$4.65
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,068.80	1.03%	$5.33
Class I Shares	$1,000.00	$1,068.00	1.26%	$6.51
Class Y Shares‡	$1,000.00	$1,006.20	0.78%	$3.27	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.85	1.03%	$5.20
Class I Shares	$1,000.00	$1,018.70	1.26%	$6.36
Class Y Shares	$1,000.00	$1,021.10	0.78%	$3.94
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,082.90	1.02%	$5.31
Class I Shares	$1,000.00	$1,081.00	1.27%	$6.61
Class Y Shares	$1,000.00	$1,083.50	0.77%	$4.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.90	1.02%	$5.15
Class I Shares	$1,000.00	$1,018.65	1.27%	$6.41
Class Y Shares	$1,000.00	$1,021.15	0.77%	$3.89
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,086.60	1.13%	$5.89
Class I Shares	$1,000.00	$1,085.70	1.39%	$7.25
Class Y Shares	$1,000.00	$1,088.70	0.88%	$4.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.13%	$5.70
Class I Shares	$1,000.00	$1,018.05	1.39%	$7.01
Class Y Shares	$1,000.00	$1,020.60	0.88%	$4.45

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,090.20	1.01%	$5.28
Class Y Shares	$1,000.00	$1,091.50	0.76%	$3.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.95	1.01%	$5.10
Class Y Shares	$1,000.00	$1,021.20	0.76%	$3.84
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,123.60	1.17%	$6.21
Class I Shares	$1,000.00	$1,122.80	1.39%	$7.38
Class Y Shares	$1,000.00	$1,125.80	0.92%	$4.89
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.15	1.17%	$5.91
Class I Shares	$1,000.00	$1,018.05	1.39%	$7.01
Class Y Shares	$1,000.00	$1,020.40	0.92%	$4.65
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,003.00	0.63%	$3.15
Class I Shares	$1,000.00	$1,000.20	0.88%	$4.40
Class Y Shares	$1,000.00	$1,002.30	0.49%	$2.45
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.85	0.63%	$3.18
Class I Shares	$1,000.00	$1,020.60	0.88%	$4.45
Class Y Shares	$1,000.00	$1,022.55	0.49%	$2.48
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.00	0.69%	$3.49
Class I Shares	$1,000.00	$1,020.90	0.91%	$4.60
Class Y Shares	$1,000.00	$1,023.30	0.44%	$2.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.55	0.69%	$3.49
Class I Shares	$1,000.00	$1,020.45	0.91%	$4.60
Class Y Shares	$1,000.00	$1,022.80	0.44%	$2.23
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,021.20	0.68%	$3.44
Class Y Shares	$1,000.00	$1,022.40	0.43%	$2.17
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.60	0.68%	$3.44
Class Y Shares	$1,000.00	$1,022.85	0.43%	$2.17
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$983.10	0.91%	$4.51
Class I Shares	$1,000.00	$981.90	1.13%	$5.60
Class Y Shares	$1,000.00	$984.40	0.66%	$3.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.45	0.91%	$4.60
Class I Shares	$1,000.00	$1,019.35	1.13%	$5.70
Class Y Shares	$1,000.00	$1,021.70	0.66%	$3.34
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,014.10	0.47%	$2.37
Class Y Shares	$1,000.00	$1,015.10	0.37%	$1.86
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.65	0.47%	$2.38
Class Y Shares	$1,000.00	$1,023.15	0.37%	$1.87
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,058.80	0.77%	$3.96
Class Y Shares	$1,000.00	$1,060.50	0.52%	$2.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.15	0.77%	$3.89
Class Y Shares	$1,000.00	$1,022.40	0.52%	$2.63

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	271

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expense Paid During Period*
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.20	0.83%	$4.16
Class Y Shares	$1,000.00	$1,007.60	0.74%	$3.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.85	0.83%	$4.19
Class Y Shares	$1,000.00	$1,021.30	0.74%	$3.74
Multi-Asset Accumulation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.80	1.19%	$6.06
Class Y Shares	$1,000.00	$1,036.80	0.94%	$4.79
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.05	1.19%	$6.01
Class Y Shares	$1,000.00	$1,020.30	0.94%	$4.75
Multi-Asset Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$995.20	0.83%	$4.14
Class Y Shares	$1,000.00	$995.60	0.73%	$3.64
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.85	0.83%	$4.19
Class Y Shares	$1,000.00	$1,021.35	0.73%	$3.69
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class A Shares	$1,000.00	$986.40	1.22%	$6.06
Class Y Shares	$1,000.00	$986.60	0.97%	$4.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.90	1.22%	$6.16
Class Y Shares	$1,000.00	$1,020.15	0.97%	$4.90
Multi-Asset Capital Stability Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.70	0.64%	$3.21
Class Y Shares	$1,000.00	$1,006.70	0.54%	$2.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.80	0.64%	$3.23
Class Y Shares	$1,000.00	$1,022.30	0.54%	$2.73
Long/Short Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$989.70	1.17%	$5.82
Class Y Shares	$1,000.00	$990.70	0.92%	$4.58
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.15	1.17%	$5.91
Class Y Shares	$1,000.00	$1,020.40	0.92%	$4.65

‡	Class Y Shares commenced operations on October 30, 2015.
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 153/366 (to reflect the period since inception to period end).

272	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indices.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	273

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the March 28-30 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board during the course of the Trust’s fiscal year. In each case, the Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party, which was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis volatility versus total return, net total return and performance consistency for the Funds (except when such metric was not available due to a limited operating history) and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indices/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses (including, with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for their distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services

274	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016	275

Shareholder Voting Proxy Results (Unaudited)

A Special Meeting of Shareholders of the SEI Institutional Managed Trust (the “Trust”) was held on March 14, 2016 for the purpose of considering the proposal to elect, as a slate of nominees, each of the current Trustees and one new Trustee to the Board of Trustees of the Trust. The proposal was approved with the following voting results:

Trustee	Shares Voted
Robert A. Nesher
For	1,015,904,420.867
Withheld	49,893,060.428

William M. Doran
For	1,016,309,105.947
Withheld	49,488,375.348

George J. Sullivan
For	1,016,538,713.693
Withheld	49,258,767.602

Nina Lesavoy
For	1,016,867,926.740
Withheld	48,929,554.555

James M. Williams
For	1,016,927,090.157
Withheld	48,870,391.138

Mitchell A. Johnson
For	1,016,676,276.127
Withheld	49,121,205.168

Hubert L. Harris, Jr.
For	1,016,582,512.198
Withheld	49,214,969.097

Susan C. Cote
For	1,016,797,597.744
Withheld	48,999,883.551

A Special Meeting of Shareholders of the SEI Institutional Managed Trust (the “Trust”) was held on March 14, 2016 for the purpose of considering the proposal to amend the Agreement and Declaration of Trust for the Trust to reduce the shareholder quorum requirement from a majority to one-third (33 – 1/3%). The proposal was not approved. The voting results were as follows:

Shares Voted
For	892,712,362.326
Against	70,391,667.148
Abstain	52,267,623.900
Broker Non-Vote	50,425,827.921

276	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (03/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund,
Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund, Multi-Asset Capital Stability Fund and Long/Short Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Consumer Discretionary — 14.9%
Amazon.com, Cl A* (A)	51,482	$30,562
Autozone*	5,073	4,042
Bed Bath & Beyond* (A)	47,030	2,334
Best Buy (A)	147,911	4,798
Chipotle Mexican Grill, Cl A* (A)	10,547	4,967
Darden Restaurants	60,763	4,029
Dillard’s, Cl A (A)	75,372	6,400
Discovery Communications, Cl C* (A)	313,797	8,472
Dollar General	35,872	3,071
Domino’s Pizza	20,961	2,764
Expedia (A)	20,299	2,189
General Motors	1,179,439	37,070
Genuine Parts (A)	40,994	4,073
Goodyear Tire & Rubber (A)	362,622	11,959
Graham Holdings, Cl B (A)	4,831	2,319
Home Depot	65,210	8,701
Interpublic Group (A)	101,740	2,335
Kohl’s (A)	186,025	8,671
L Brands (A)	164,532	14,447
Lear (A)	24,681	2,744
Liberty Global, Cl A*	321,315	12,371
Liberty Global, Cl C*	76,039	2,856
Liberty Interactive QVC Group, Cl A*	736,769	18,603
Lowe’s	87,663	6,640
Macy’s (A)	601,574	26,523
Marriott International, Cl A (A)	48,727	3,468
Michael Kors Holdings*	217,546	12,391
NetFlix* (A)	109,877	11,233
Nike, Cl B (A)	121,080	7,443
Omnicom Group	144,228	12,004
Ross Stores	67,567	3,912
Skechers U.S.A., Cl A* (A)	69,849	2,127
Starbucks (A)	81,066	4,840
Target, Cl A (A)	73,665	6,061
TJX (A)	50,220	3,935
Toyota Motor ADR (A)	48,392	5,145
TripAdvisor*	277,564	18,458
Tupperware Brands	41,393	2,400
Viacom, Cl B	352,781	14,563
Whirlpool (A)	34,473	6,217
Yum! Brands (A)	51,618	4,225

		351,362

Consumer Staples — 6.6%
Altria Group	99,811	6,254
Anheuser-Busch InBev ADR (A)	64,282	8,013
Archer-Daniels-Midland (A)	107,617	3,908
Bunge	59,617	3,379
Constellation Brands, Cl A	78,218	11,818
Costco Wholesale (A)	23,444	3,694
CVS Health (A)	50,732	5,263

Description	Shares	Market Value ($ Thousands)
Dr Pepper Snapple Group	24,589	$2,199
General Mills	90,000	5,702
Hershey (A)	39,205	3,610
Ingredion	30,763	3,285
JM Smucker	22,057	2,864
Kimberly-Clark	130,074	17,496
Kroger (A)	188,073	7,194
Mead Johnson Nutrition, Cl A (A)	37,876	3,218
PepsiCo	30,000	3,074
Philip Morris International	82,380	8,082
Procter & Gamble	103,839	8,547
Reynolds American	47,673	2,399
SUPERVALU*	409,234	2,357
Tyson Foods, Cl A (A)	209,918	13,993
Walgreens Boots Alliance	150,846	12,707
Wal-Mart Stores	232,542	15,927

		154,983

Energy — 6.5%
Apache (A)	106,416	5,194
BP ADR (A)	299,492	9,039
California Resources (A)	15,908	16
Canadian Natural Resources	272,519	7,358
Chevron	204,480	19,507
Cimarex Energy (A)	43,830	4,263
Concho Resources*	21,883	2,211
Devon Energy (A)	730,444	20,043
EOG Resources	30,327	2,201
EP Energy, Cl A* (A)	128,272	580
Exxon Mobil (A)	41,652	3,482
Helmerich & Payne (A)	93,588	5,496
HollyFrontier (A)	106,250	3,753
Marathon Petroleum	240,294	8,934
Occidental Petroleum	169,927	11,628
PBF Energy, Cl A	281,798	9,356
Phillips 66 (A)	78,749	6,819
Royal Dutch Shell ADR, Cl A (A)	161,764	7,838
Southwestern Energy* (A)	1,195,339	9,646
Teekay Shipping (A)	282,012	2,442
Tesoro	29,203	2,512
Valero Energy	190,804	12,238

		154,556

Financials — 16.6%
Aflac	243,578	15,380
Allstate	40,474	2,727
American International Group (A)	128,618	6,952
Ameriprise Financial (A)	31,220	2,935
Assurant	54,205	4,182
Bank of America	2,600,438	35,158
Berkshire Hathaway, Cl B*	195,174	27,691
Blackstone Group (B)	137,723	3,863

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Capital One Financial (A)	93,037	$6,448
CBL & Associates Properties‡	176,542	2,101
CBRE Group, Cl A* (A)	85,271	2,458
Citigroup (A)	668,025	27,890
Crown Castle International‡ (A)	338,894	29,314
Cullen/Frost Bankers (A)	39,240	2,163
Discover Financial Services	188,260	9,586
Equinix‡ (A)	54,336	17,970
Everest Re Group	65,148	12,862
Goldman Sachs Group (A)	22,991	3,609
Hatteras Financial‡ (A)	293,878	4,202
Intercontinental Exchange (A)	57,356	13,487
JPMorgan Chase (A)	638,068	37,786
KKR (B)	448,989	6,596
MetLife	741,989	32,603
Moody’s (A)	87,336	8,433
Nomura Holdings ADR (A)	725,094	3,219
Popular	70,009	2,003
Prudential Financial (A)	40,530	2,927
Radian Group (A)	184,980	2,294
Regions Financial	273,089	2,144
Reinsurance Group of America, Cl A	34,081	3,280
Santander Consumer USA Holdings* (A)	245,531	2,576
State Street (A)	104,660	6,125
SunTrust Banks	173,071	6,244
Synchrony Financial*	99,173	2,842
T. Rowe Price Group (A)	53,278	3,914
Travelers (A)	156,227	18,233
Unum Group (A)	128,591	3,976
Voya Financial	372,766	11,097
Wells Fargo	60,279	2,915

		390,185

Health Care — 14.1%
Abbott Laboratories (A)	101,568	4,249
AbbVie	129,131	7,376
Aetna, Cl A (A)	70,474	7,918
Alkermes*	64,116	2,192
Allergan*	90,186	24,172
AmerisourceBergen	102,993	8,914
Amgen, Cl A	50,961	7,641
Anthem (A)	59,518	8,272
Baxalta	148,729	6,009
Baxter International	142,750	5,864
Biogen*	103,244	26,876
C.R. Bard	39,918	8,090
Cardinal Health (A)	43,556	3,569
Celgene, Cl A* (A)	210,127	21,032
Community Health Systems* (A)	400,538	7,414
DENTSPLY SIRONA (A)	129,170	7,961
Gilead Sciences (A)	170,222	15,637
HCA Holdings*	87,890	6,860

Description	Shares	Market Value ($ Thousands)
Horizon Pharma* (A)	204,769	$3,393
Illumina*	45,043	7,302
Jazz Pharmaceuticals* (A)	16,006	2,090
Johnson & Johnson (A)	214,607	23,220
Mallinckrodt* (A)	49,493	3,033
McKesson	34,062	5,356
Merck	303,005	16,032
Mylan*	130,843	6,064
Novo Nordisk ADR (A)	141,033	7,642
Perrigo	61,858	7,913
Pfizer	417,434	12,373
Quest Diagnostics	35,560	2,541
Regeneron Pharmaceuticals* (A)	5,415	1,952
Teva Pharmaceutical Industries ADR	144,171	7,715
United Therapeutics* (A)	53,557	5,968
UnitedHealth Group (A)	173,506	22,365
Valeant Pharmaceuticals International*	201,589	5,302
Vertex Pharmaceuticals*	68,766	5,466
Zoetis, Cl A	143,263	6,351

		332,124

Industrials — 7.1%
3M (A)	13,663	2,277
Acuity Brands	18,195	3,969
AECOM* (A)	93,990	2,894
AerCap Holdings*	174,540	6,765
Alaska Air Group	54,478	4,468
American Airlines Group	160,913	6,599
Boeing (A)	55,502	7,045
C.H. Robinson Worldwide (A)	29,583	2,196
Caterpillar, Cl A (A)	96,916	7,418
Chicago Bridge & Iron (A)	87,002	3,183
Deere (A)	52,256	4,023
Delta Air Lines, Cl A	600,539	29,234
Eaton (A)	283,376	17,728
General Dynamics	23,007	3,022
Huntington Ingalls Industries, Cl A	50,310	6,889
Lockheed Martin (A)	21,027	4,658
Masco (A)	97,863	3,078
Nielsen Holdings	74,848	3,942
Norfolk Southern	29,300	2,439
Northrop Grumman (A)	56,337	11,149
Oshkosh Truck (A)	67,454	2,757
Rockwell Collins	25,630	2,363
Southwest Airlines, Cl A (A)	96,198	4,310
Spirit AeroSystems Holdings, Cl A*	49,465	2,244
Terex	209,973	5,224
TransDigm Group*	10,191	2,246
Triumph Group	327,992	10,325
United Continental Holdings* (A)	105,204	6,298

		168,743

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Information Technology — 24.1%
Activision Blizzard (A)	189,383	$6,409
Akamai Technologies*	40,217	2,235
Alliance Data Systems* (A)	27,405	6,029
Alphabet, Cl A*	69,603	53,100
Alphabet, Cl C* (A)	14,792	11,019
Amdocs	132,826	8,025
Apple	288,743	31,470
Applied Materials	182,316	3,861
Automatic Data Processing	55,311	4,962
Avnet (A)	72,898	3,229
Broadcom	32,858	5,077
Brocade Communications Systems	557,160	5,895
CA	43,400	1,336
Cisco Systems	695,950	19,814
Citrix Systems* (A)	30,587	2,404
Computer Sciences	10,700	368
CoreLogic*	20,500	711
eBay*	760,852	18,154
Electronic Arts* (A)	308,628	20,403
EMC	146,521	3,905
Facebook, Cl A*	376,688	42,980
FleetCor Technologies*	43,054	6,404
Hewlett Packard Enterprise	1,144,969	20,300
HP (A)	426,403	5,253
Ingram Micro, Cl A	114,531	4,113
Intel (A)	415,569	13,444
International Business Machines (A)	78,683	11,917
Intuit (A)	171,815	17,871
Juniper Networks	95,031	2,424
Lam Research (A)	70,030	5,785
Marvell Technology Group	271,300	2,797
MasterCard, Cl A (A)	174,423	16,483
Microchip Technology (A)	55,400	2,670
Micron Technology* (A)	1,663,782	17,420
Microsoft (A)	837,668	46,264
NetApp (A)	445,235	12,150
PayPal Holdings*	394,709	15,236
Qualcomm (A)	709,180	36,267
Rackspace Hosting*	100,971	2,180
salesforce.com* (A)	119,936	8,855
Tencent Holdings ADR	363,976	7,440
Texas Instruments (A)	66,904	3,842
Visa, Cl A (A)	585,914	44,811
Western Digital (A)	77,429	3,658
Xerox (A)	377,155	4,209
Yelp, Cl A* (A)	106,273	2,113
Zynga, Cl A*	735,281	1,676

		566,968

Description	Shares	Market Value ($ Thousands)
Materials — 3.6%
Ball (A)	34,281	$2,444
Cabot	49,995	2,416
Eastman Chemical	151,183	10,920
Ecolab (A)	43,203	4,818
Huntsman (A)	195,133	2,595
International Paper (A)	276,851	11,362
Louisiana-Pacific* (A)	200,116	3,426
LyondellBasell Industries, Cl A (A)	128,057	10,959
Mosaic (A)	404,371	10,918
Reliance Steel & Aluminum (A)	146,586	10,142
Sherwin-Williams, Cl A (A)	44,215	12,587
Westlake Chemical (A)	47,320	2,191

		84,778

Telecommunication Services — 1.3%
SBA Communications, Cl A* (A)	47,570	4,765
Verizon Communications (A)	463,293	25,055

		29,820

Utilities — 2.9%
Ameren	62,345	3,123
American Electric Power (A)	229,420	15,234
Entergy (A)	128,797	10,211
Exelon (A)	518,548	18,595
Public Service Enterprise Group (A)	431,754	20,353

		67,516

Total Common Stock (Cost $2,039,397) ($ Thousands)		2,301,035

AFFILIATED PARTNERSHIP — 15.8%
SEI Liquidity Fund, L.P.
0.380%**† (C)	370,911,053	370,911

Total Affiliated Partnership (Cost $370,911) ($ Thousands)		370,911

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	57,057,707	57,058

Total Cash Equivalent (Cost $57,058) ($ Thousands)		57,058

Total Investments — 115.9% (Cost $2,467,366) ($ Thousands)		$2,729,004

Percentages are based on a Net Assets of $2,354,740 ($ Thousands).

*	Non-income producing security.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2016

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $362,892 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2016, such securities amounted to $10,459 ($ Thousands), or 0.44% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $370,911 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a summary of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,301,035	$—	$—	$2,301,035
Affiliated Partnership	—	370,911	—	370,911
Cash Equivalent	57,058	—	—	57,058

Total Investments in Securities	$2,358,093	$370,911	$—	$2,729,004

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Consumer Discretionary — 10.5%
Best Buy	127,080	$4,122
Brinker International	43,226	1,986
Cablevision Systems, Cl A	36,722	1,212
Carnival	36,000	1,900
Dillard’s, Cl A	49,639	4,215
Dollar General	92,346	7,905
DR Horton	49,627	1,500
GameStop, Cl A (A)	42,939	1,362
General Motors	903,866	28,409
Goodyear Tire & Rubber	357,518	11,791
Graham Holdings, Cl B	448	215
Kohl’s	172,972	8,062
Lear	33,185	3,689
Lowe’s	29,259	2,216
Macy’s	412,637	18,193
Michael Kors Holdings*	146,027	8,318
Omnicom Group	116,967	9,735
Target, Cl A	28,854	2,374
Toyota Motor ADR (A)	47,880	5,091
Tupperware Brands	48,929	2,837
Viacom, Cl B	217,141	8,964
Whirlpool	27,805	5,014

		139,110

Consumer Staples — 6.2%
Archer-Daniels-Midland	35,965	1,306
Bunge	36,263	2,055
CVS Health	111,992	11,617
Ingredion	52,076	5,561
JM Smucker	50,448	6,550
Kimberly-Clark	34,917	4,697
Philip Morris International	198,422	19,467
Procter & Gamble	86,669	7,134
Reynolds American	122,676	6,172
SUPERVALU*	298,497	1,719
Tyson Foods, Cl A	162,794	10,852
Wal-Mart Stores	61,482	4,211

		81,341

Energy — 11.5%
Apache	83,224	4,062
BP ADR	286,037	8,633
California Resources	16,774	17
Cameron International*	21,910	1,469
Canadian Natural Resources	206,051	5,563
Chevron	215,393	20,548
Cimarex Energy	50,063	4,870
Devon Energy	560,853	15,390
Exxon Mobil	150,637	12,592
Helmerich & Payne (A)	106,797	6,271
HollyFrontier	114,047	4,028

Description	Shares	Market Value ($ Thousands)
Marathon Petroleum	202,420	$7,526
Newfield Exploration*	40,017	1,331
Occidental Petroleum	179,175	12,261
Oceaneering International, Cl A	55,280	1,838
PBF Energy, Cl A	241,606	8,021
Phillips 66	101,585	8,796
Royal Dutch Shell ADR, Cl A	142,157	6,888
Southwestern Energy* (A)	869,330	7,015
Tesoro	48,088	4,136
Valero Energy	157,522	10,103

		151,358

Financials — 23.7%
Aflac	173,489	10,954
Allstate	95,595	6,440
Ally Financial*	70,898	1,327
American Homes 4 Rent, Cl A‡	124,030	1,972
Ameriprise Financial	29,033	2,729
Assurant	19,613	1,513
Bank of America	2,398,567	32,429
Berkshire Hathaway, Cl B*	60,939	8,646
Blackstone Group (B)	187,747	5,266
Capital One Financial	77,623	5,380
CIT Group	58,606	1,819
Citigroup	530,572	22,151
Corporate Office Properties Trust‡	109,941	2,885
Cullen/Frost Bankers (A)	66,431	3,661
Discover Financial Services	84,678	4,312
Everest Re Group	40,389	7,974
Fifth Third Bancorp	118,530	1,978
Goldman Sachs Group	10,833	1,701
Hatteras Financial‡	355,173	5,079
Hospitality Properties Trust‡	50,594	1,344
Huntington Bancshares	322,922	3,081
JPMorgan Chase	587,316	34,781
KeyCorp	111,186	1,227
KKR (B)	467,232	6,864
Lincoln National	42,120	1,651
Marsh & McLennan	153,364	9,323
MetLife	637,357	28,005
Mid-America Apartment Communities‡	26,751	2,734
Nasdaq, Cl A	18,895	1,254
Nomura Holdings ADR (A)	610,978	2,713
Old Republic International	105,280	1,925
Paramount Group‡	78,279	1,249
PNC Financial Services Group	138,980	11,754
Popular	45,469	1,301
Post Properties‡	20,242	1,209
Prudential Financial	47,585	3,437
Radian Group	103,250	1,280
Regions Financial	276,285	2,169
Reinsurance Group of America, Cl A	67,352	6,483

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Santander Consumer USA Holdings*	288,620	$3,028
State Street	172,944	10,121
SunTrust Banks	240,477	8,676
Synchrony Financial*	249,537	7,152
Taubman Centers‡	15,984	1,139
Travelers	70,992	8,285
Two Harbors Investment‡	317,535	2,521
Unum Group	52,306	1,617
Voya Financial	516,540	15,377
Wells Fargo	38,210	1,848
Weyerhaeuser‡	44,884	1,390

		313,154

Health Care — 14.0%
Abbott Laboratories	157,477	6,587
AbbVie	72,100	4,118
Aetna, Cl A	58,285	6,548
AmerisourceBergen	71,616	6,198
Amgen, Cl A	80,038	12,000
Anthem	38,233	5,314
Baxalta	56,005	2,263
Baxter International	239,274	9,829
Becton Dickinson	31,741	4,819
Biogen*	20,000	5,207
Community Health Systems*	248,577	4,601
DENTSPLY SIRONA	21,194	1,306
Express Scripts Holding*	41,792	2,871
Gilead Sciences	97,868	8,990
HCA Holdings*	80,913	6,315
Horizon Pharma*	147,605	2,446
Jazz Pharmaceuticals*	9,620	1,256
Johnson & Johnson	276,053	29,869
Laboratory Corp of America Holdings*	11,245	1,317
Mallinckrodt*	48,694	2,984
Merck	216,717	11,467
Mylan*	43,276	2,006
Perrigo	50,256	6,429
Pfizer	506,483	15,012
Quest Diagnostics	53,172	3,799
Teva Pharmaceutical Industries ADR	138,386	7,405
UnitedHealth Group	80,100	10,325
Universal Health Services, Cl B	11,111	1,386
Valeant Pharmaceuticals International*	71,635	1,884

		184,551

Industrials — 9.7%
3M	40,100	6,682
AECOM*	79,608	2,451
AerCap Holdings*	147,071	5,701
Alaska Air Group	26,192	2,148
American Airlines Group	172,281	7,065
BE Aerospace	28,696	1,324

Description	Shares	Market Value ($ Thousands)
Boeing	10,922	$1,386
Caterpillar, Cl A	88,443	6,769
Chicago Bridge & Iron (A)	91,743	3,357
Deere (A)	37,920	2,920
Delta Air Lines, Cl A	172,333	8,389
Eaton	273,559	17,114
Emerson Electric	43,695	2,376
FedEx	34,961	5,689
Fluor	26,748	1,436
General Electric	159,164	5,060
Illinois Tool Works	87,772	8,991
JetBlue Airways*	136,335	2,879
ManpowerGroup	16,193	1,318
Northrop Grumman	58,445	11,566
Oshkosh Truck	38,255	1,564
Owens Corning	27,406	1,296
RR Donnelley & Sons	79,864	1,310
Terex	146,682	3,650
Triumph Group	243,370	7,661
WW Grainger	34,939	8,156

		128,258

Information Technology — 11.8%
Activision Blizzard	44,942	1,521
Amdocs	111,632	6,745
Applied Materials	206,435	4,372
Arrow Electronics, Cl A*	23,777	1,531
Automatic Data Processing	103,513	9,286
Avnet	48,618	2,154
Broadcom	9,302	1,437
Brocade Communications Systems	291,664	3,086
CA	43,393	1,336
Cisco Systems	379,990	10,818
CSRA	63,790	1,716
EMC	75,296	2,007
First Solar*	18,188	1,245
Harris	20,900	1,627
Hewlett Packard Enterprise	952,627	16,890
HP	368,743	4,543
Ingram Micro, Cl A	123,414	4,432
Intel	435,126	14,076
International Business Machines	37,199	5,634
Juniper Networks	75,740	1,932
Lam Research	52,219	4,313
Microchip Technology (A)	175,796	8,473
Micron Technology*	1,265,472	13,250
Microsoft	96,815	5,347
NetApp	292,989	7,996
Nuance Communications*	67,079	1,254
Qualcomm	216,522	11,073
Seagate Technology	38,770	1,336
Tech Data*	17,949	1,378

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Western Digital	65,596	$3,099
Xerox	156,021	1,741

		155,648

Materials — 4.5%
Cabot	26,288	1,271
Dow Chemical, Cl A	148,129	7,534
Eastman Chemical	145,224	10,490
Huntsman	157,022	2,088
International Paper	274,222	11,254
Louisiana-Pacific*	174,597	2,989
Mosaic	319,081	8,615
Newmont Mining	99,617	2,648
Owens-Illinois*	63,621	1,015
Reliance Steel & Aluminum	143,990	9,963
Sonoco Products	28,379	1,378

		59,245

Telecommunication Services — 1.7%
AT&T	79,843	3,127
China Mobile ADR	91,811	5,091
Sprint* (A)	435,515	1,516
T-Mobile US*	68,056	2,607
Verizon Communications	202,425	10,947

		23,288

Utilities — 4.5%
Ameren	69,343	3,474
American Electric Power	149,051	9,897
Atmos Energy	34,058	2,529
Edison International	63,561	4,569
Entergy	127,953	10,144
Exelon	432,734	15,518
FirstEnergy	34,489	1,241
Public Service Enterprise Group	266,037	12,541

		59,913

Total Common Stock (Cost $1,183,707) ($ Thousands)		1,295,866

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
0.380%**† (C)	35,134,666	35,135

Total Affiliated Partnership (Cost $35,135) ($ Thousands)		35,135

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	21,746,751	$21,747

Total Cash Equivalent (Cost $21,747) ($ Thousands)		21,747

Total Investments — 102.4% (Cost $1,240,589) ($ Thousands)		$1,352,748

Percentages are based on a Net Assets of $1,321,577 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $34,335 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2016, such securities amounted to $12,130 ($ Thousands), or 0.92% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $35,135 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a summary of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,295,866	$—	$—	$1,295,866
Affiliated Partnership	—	35,135	—	35,135
Cash Equivalent	21,747	—	—	21,747

Total Investments in Securities	$1,317,613	$35,135	$—	$1,352,748

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.1%

Consumer Discretionary — 17.8%
Amazon.com, Cl A*	69,147	$41,048
AMC Networks, Cl A*	26,994	1,753
Autozone*	2,252	1,794
Chipotle Mexican Grill, Cl A*	25,497	12,008
Delphi Automotive	24,584	1,844
Discovery Communications, Cl C*	417,503	11,273
Domino’s Pizza	75,934	10,013
Gap	53,581	1,575
Home Depot	86,782	11,579
Interpublic Group	62,328	1,430
L Brands	218,013	19,144
Lear	13,283	1,477
Leggett & Platt	30,253	1,464
Liberty Global, Cl A*	513,461	19,768
Liberty Global, Cl C*	180,000	6,761
Liberty Interactive QVC Group, Cl A*	947,364	23,921
Michael Kors Holdings*	26,171	1,491
NetFlix*	179,914	18,393
Nike, Cl B	300,398	18,465
Nordstrom (A)	44,309	2,535
Omnicom Group	43,820	3,647
Ross Stores	23,655	1,370
Starbucks	70,229	4,193
TJX	42,680	3,344
Tractor Supply	15,273	1,382
TripAdvisor*	444,843	29,582
Ulta Salon Cosmetics & Fragrance*	7,969	1,544

		252,798

Consumer Staples — 7.4%
Altria Group	36,094	2,262
Anheuser-Busch InBev ADR	174,765	21,786
Clorox	26,709	3,367
Constellation Brands, Cl A	134,310	20,293
Costco Wholesale	87,110	13,727
Hershey	25,000	2,302
Kimberly-Clark	25,331	3,407
Kroger	75,360	2,882
Mead Johnson Nutrition, Cl A	85,732	7,285
Philip Morris International	25,000	2,453
Walgreens Boots Alliance	307,205	25,879

		105,643

Energy — 0.8%
Concho Resources*	69,972	7,070
EOG Resources	65,922	4,785

		11,855

Financials — 8.0%
Berkshire Hathaway, Cl B*	174,800	24,801
Crown Castle International ‡	441,497	38,190

Description	Shares	Market Value ($ Thousands)
Equinix ‡	47,746	$15,790
Goldman Sachs Group	15,296	2,401
Intercontinental Exchange	75,718	17,804
Moody’s	95,962	9,266
Morgan Stanley	230,441	5,763

		114,015

Health Care — 15.6%
AbbVie	23,754	1,357
Allergan*	129,385	34,679
AmerisourceBergen	18,528	1,604
Biogen*	126,685	32,979
Cardinal Health	16,126	1,322
Celgene, Cl A*	350,829	35,114
DENTSPLY SIRONA	259,380	15,986
Illumina*	101,977	16,531
Intuitive Surgical*	16,129	9,694
Medivation*	45,786	2,105
Novo Nordisk ADR	225,773	12,235
Perrigo	68,361	8,745
Regeneron Pharmaceuticals*	3,262	1,176
United Therapeutics*	69,543	7,749
UnitedHealth Group	196,531	25,333
Valeant Pharmaceuticals International*	174,526	4,590
Vertex Pharmaceuticals*	141,116	11,217

		222,416

Industrials — 5.8%
Acuity Brands	42,172	9,200
Alaska Air Group	17,364	1,424
Boeing	32,569	4,134
Delta Air Lines, Cl A	342,789	16,687
Equifax	25,000	2,857
Honeywell International	40,000	4,482
JB Hunt Transport Services	30,355	2,557
Nielsen Holdings	287,927	15,162
Norfolk Southern	89,217	7,427
Robert Half International	34,494	1,607
Southwest Airlines, Cl A	38,999	1,747
TransDigm Group*	51,099	11,259
United Continental Holdings*	22,632	1,355
United Rentals*	35,902	2,233

		82,131

Information Technology — 38.5%
Activision Blizzard	431,547	14,604
Alliance Data Systems*	35,524	7,815
Alphabet, Cl A*	100,282	76,505
Alphabet, Cl C*	27,752	20,674
Apple	381,873	41,620
Broadcom	13,074	2,020
eBay*	828,009	19,756

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Continued)

March 31, 2016

Description	Shares / Face Amount ($ Thousands)	Market Value ($ Thousands)
Electronic Arts*	386,219	$25,533
F5 Networks, Cl A*	14,878	1,575
Facebook, Cl A*	542,718	61,924
Fiserv, Cl A*	37,023	3,798
FleetCor Technologies*	92,173	13,711
Gartner*	15,893	1,420
Intuit	187,320	19,483
Linear Technology	156,368	6,968
MasterCard, Cl A	293,441	27,730
Microsoft	992,270	54,803
PayPal Holdings*	569,955	22,000
Qualcomm	554,234	28,344
salesforce.com*	201,841	14,902
ServiceNow*	25,389	1,553
Tencent Holdings ADR	631,613	12,910
Visa, Cl A	871,242	66,633

		546,281

Materials — 2.4%
Ecolab	107,274	11,963
LyondellBasell Industries, Cl A	22,685	1,942
Sherwin-Williams, Cl A	73,707	20,982

		34,887

Telecommunication Services — 0.8%
SBA Communications, Cl A*	120,038	12,024

Total Common Stock (Cost $1,139,926) ($ Thousands)		1,382,050

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.380%**† (B)	2,602,430	2,602

Total Affiliated Partnership (Cost $2,602) ($ Thousands)		2,602

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.390%, 08/18/2016 (C) (D)	$1,550	1,548

Total U.S. Treasury Obligation (Cost $1,548) ($ Thousands)		1,548

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	41,573,849	$41,574

Total Cash Equivalent (Cost $41,574) ($ Thousands)		41,574

Total Investments — 100.3% (Cost $1,185,650) ($ Thousands)		$1,427,774

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	5	Jun-2016	$26
S&P 500 Index E-MINI	105	Jun-2016	378

			$404

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,423,845 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $2,534 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $2,602 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The following is a list of the levels of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,382,050	$—	$—	$1,382,050
Affiliated Partnership	—	2,602	—	2,602
U.S. Treasury Obligation	—	1,548	—	1,548
Cash Equivalent	41,574	—	—	41,574

Total Investments in Securities	$1,423,624	$4,150	$—	$1,427,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$404	$—	$—	$404

Total Other Financial Instruments	$404	$—	$—	$404

*	Futures contracts are valued at the unrealized appreciation on the instrument.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2016

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%

Consumer Discretionary — 13.7%
Amazon.com, Cl A*	61,489	$36,502
Autozone*	1,498	1,193
Bed Bath & Beyond*	18,911	939
Best Buy	152,381	4,943
Carnival	20,442	1,079
Chipotle Mexican Grill, Cl A*	6,879	3,240
Comcast, Cl A	81,471	4,976
Darden Restaurants	34,626	2,296
Delphi Automotive	91,343	6,853
Dillard’s, Cl A	74,365	6,314
Discovery Communications, Cl C*	294,618	7,955
Dollar General	81,182	6,949
Domino’s Pizza	9,132	1,204
Expedia	11,877	1,281
Foot Locker, Cl A	30,000	1,935
Ford Motor	249,297	3,365
GameStop, Cl A (A)	89,722	2,847
General Motors	1,291,657	40,597
Genuine Parts	2,400	238
GNC Holdings, Cl A	38,182	1,212
Goodyear Tire & Rubber	309,167	10,196
Graham Holdings, Cl B	809	388
Groupon, Cl A*	347,146	1,385
H&R Block	52,113	1,377
Home Depot	118,848	15,858
International Game Technology	79,819	1,457
Interpublic Group	55,709	1,278
Kohl’s	210,340	9,804
L Brands	190,811	16,755
Lear	115,549	12,846
Liberty Global, Cl A*	285,110	10,977
Liberty Global, Cl C*	120,018	4,508
Liberty Interactive QVC Group, Cl A*	735,153	18,563
Lowe’s	100,403	7,606
Macy’s	706,704	31,159
Magna International, Cl A	128,083	5,502
Marriott International, Cl A (A)	69,533	4,949
Michael Kors Holdings*	299,879	17,081
Murphy USA*	24,225	1,489
NetFlix*	114,358	11,691
Nike, Cl B	329,743	20,269
Omnicom Group	200,288	16,670
Priceline Group*	7,673	9,890
Ross Stores	42,686	2,471
Starbucks	227,286	13,569
Target, Cl A	57,256	4,711
TEGNA	153,973	3,612
Time Warner	41,985	3,046
Time Warner Cable, Cl A	59,984	12,274
TJX	8,741	685
TopBuild*	51,618	1,535

Description	Shares	Market Value ($ Thousands)
Toyota Motor ADR	35,477	$3,772
TripAdvisor*	209,053	13,902
Tupperware Brands	50,100	2,905
Viacom, Cl B	303,117	12,513
Walt Disney	94,000	9,335
Whirlpool	68,064	12,275
Yum! Brands	86,442	7,075

		471,296

Consumer Staples — 7.9%
Altria Group	127,397	7,983
Anheuser-Busch InBev ADR	111,457	13,894
Archer-Daniels-Midland	148,154	5,380
Bunge	54,861	3,109
Clorox	61,354	7,734
Coca-Cola	84,125	3,903
Coca-Cola Enterprises	20,024	1,016
ConAgra Foods	54,663	2,439
Constellation Brands, Cl A	84,705	12,798
Costco Wholesale	122,223	19,260
CVS Health	213,234	22,119
Dr Pepper Snapple Group	25,908	2,317
Estee Lauder, Cl A	125,092	11,797
General Mills	16,297	1,032
Hershey	3,593	331
Ingredion	22,400	2,392
JM Smucker	40,362	5,241
Kimberly-Clark	51,071	6,870
Kraft Heinz	13,143	1,033
Kroger	530,992	20,310
Mead Johnson Nutrition, Cl A	88,188	7,493
Mondelez International, Cl A	122,182	4,902
PepsiCo	3,825	392
Philip Morris International	140,946	13,828
Procter & Gamble	136,373	11,225
Reynolds American	242,984	12,225
Rite Aid*	127,877	1,042
SUPERVALU*	214,132	1,233
Tyson Foods, Cl A	359,376	23,956
Walgreens Boots Alliance	289,947	24,425
Wal-Mart Stores	289,361	19,818

		271,497

Energy — 6.7%
Apache	141,776	6,920
BP ADR	450,090	13,584
California Resources	13,615	14
Canadian Natural Resources	424,194	11,453
Chevron	317,807	30,319
Cimarex Energy	38,469	3,742
Concho Resources*	34,048	3,440
Devon Energy	891,623	24,466

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Ensco, Cl A	100,300	$1,040
EP Energy, Cl A* (A)	1,287,639	5,820
Exxon Mobil	164,776	13,774
Helmerich & Payne (A)	80,079	4,702
Hess	52,408	2,759
HollyFrontier	160,949	5,685
Marathon Oil	290,425	3,235
Marathon Petroleum	330,768	12,298
Noble	297,299	3,077
Occidental Petroleum	84,164	5,759
PBF Energy, Cl A	292,550	9,713
Phillips 66	151,255	13,097
Royal Dutch Shell ADR, Cl A	219,515	10,636
Southwestern Energy* (A)	1,612,335	13,012
Teekay Shipping	851,869	7,377
Tesoro	86,964	7,480
Valero Energy	260,600	16,715
Williams	102,320	1,644

		231,761

Financials — 16.1%
Aflac	255,654	16,142
Allstate	59,438	4,004
Ally Financial*	117,898	2,207
American Financial Group	39,790	2,800
American International Group	328,925	17,778
Ameriprise Financial	82,444	7,751
Assurant	132,522	10,224
Assured Guaranty	40,064	1,014
Bank of America	3,156,796	42,680
BB&T	63,748	2,121
Berkshire Hathaway, Cl B*	163,865	23,249
Blackstone Group (B)	314,815	8,831
Brandywine Realty Trust‡	185,374	2,601
Capital One Financial	113,167	7,844
CBL & Associates Properties‡	249,474	2,969
CBRE Group, Cl A*	28,198	813
Chubb	29,125	3,470
CIT Group	43,606	1,353
Citigroup	439,797	18,361
CME Group	87,815	8,435
Corporate Office Properties Trust‡	203,059	5,328
Corrections Corp of America‡	92,133	2,953
Crown Castle International‡	321,932	27,847
Cullen/Frost Bankers (A)	21,236	1,170
Discover Financial Services	241,586	12,302
Equinix‡	48,540	16,053
Everest Re Group	57,218	11,297
Fifth Third Bancorp	478,279	7,982
Goldman Sachs Group	58,460	9,177
Hartford Financial Services Group	101,910	4,696
Hatteras Financial‡	172,392	2,465

Description	Shares	Market Value ($ Thousands)
Hospitality Properties Trust‡	97,540	$2,591
Host Hotels & Resorts‡	205,512	3,432
Huntington Bancshares	321,477	3,067
Intercontinental Exchange	50,070	11,773
JPMorgan Chase	685,613	40,602
KeyCorp	816,571	9,015
KKR, Cl Miscellaneous (B)	961,370	14,123
Lincoln National	182,558	7,156
Marsh & McLennan	102,651	6,240
McGraw-Hill	23,272	2,303
MetLife	380,334	16,712
MFA Financial‡	161,550	1,107
Moody’s	50,687	4,894
Morgan Stanley	242,643	6,068
Nomura Holdings ADR	1,090,848	4,843
PNC Financial Services Group	133,729	11,309
Popular	193,445	5,534
Principal Financial Group, Cl A	45,178	1,782
Progressive	44,272	1,556
Prudential Financial	111,461	8,050
Public Storage‡	4,106	1,133
Radian Group	92,250	1,144
Regions Financial	507,300	3,982
Reinsurance Group of America, Cl A	80,696	7,767
RMR Group*	914	23
Santander Consumer USA Holdings*	624,999	6,556
Simon Property Group‡	6,723	1,396
State Street	57,559	3,368
SunTrust Banks	173,467	6,259
Synchrony Financial*	214,119	6,137
T. Rowe Price Group	60,474	4,442
Travelers	120,419	14,054
Two Harbors Investment‡	663,829	5,271
Unum Group	155,168	4,798
Validus Holdings	28,272	1,334
Voya Financial	599,790	17,856
Wells Fargo	427,725	20,685
Weyerhaeuser‡	41,353	1,281

		555,560

Health Care — 12.7%
Abbott Laboratories	99,343	4,156
AbbVie	184,795	10,556
Aetna, Cl A	95,864	10,770
Allergan*	84,692	22,700
AmerisourceBergen	93,688	8,109
Amgen, Cl A	120,417	18,054
Anthem	91,456	12,711
Baxalta	243,535	9,839
Baxter International	180,158	7,401
Becton Dickinson	12,763	1,938
Biogen*	120,318	31,321

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Bristol-Myers Squibb	18,304	$1,169
C.R. Bard	30,808	6,244
Cardinal Health	108,112	8,860
Celgene, Cl A*	328,637	32,893
Centene*	27,044	1,665
Charles River Laboratories International*	14,173	1,076
Cigna	68,071	9,342
DENTSPLY SIRONA	90,805	5,596
Edwards Lifesciences, Cl A*	60,638	5,349
Eli Lilly	51,961	3,742
Endo International*	29,070	818
Gilead Sciences	183,213	16,830
HCA Holdings*	144,187	11,254
Horizon Pharma*	100,669	1,668
Humana	44,504	8,142
Idexx Laboratories*	72,356	5,667
Illumina*	44,478	7,210
Intuitive Surgical*	10,000	6,011
Ionis Pharmaceuticals*	28,465	1,153
Jazz Pharmaceuticals*	16,531	2,158
Johnson & Johnson	224,386	24,279
Mallinckrodt*	104,436	6,400
McKesson	58,657	9,224
Merck	334,290	17,687
Mylan*	231,302	10,721
Novo Nordisk ADR	252,533	13,685
Perrigo	35,679	4,564
Pfizer	706,138	20,930
Quest Diagnostics	12,728	909
Regeneron Pharmaceuticals*	11,692	4,214
Teva Pharmaceutical Industries ADR	330,225	17,670
United Therapeutics*	54,812	6,108
UnitedHealth Group	136,249	17,563
Universal Health Services, Cl B	10,672	1,331
Vertex Pharmaceuticals*	31,149	2,476
Zoetis, Cl A	93,197	4,131

		436,294

Industrials — 8.7%
3M	52,661	8,775
Acuity Brands	17,836	3,891
AECOM*	106,835	3,289
AerCap Holdings*	306,996	11,899
AGCO	52,600	2,614
Alaska Air Group	181,446	14,882
American Airlines Group	245,345	10,062
BE Aerospace	22,071	1,018
Boeing	21,948	2,786
BWX Technologies, Cl W	37,080	1,244
C.H. Robinson Worldwide	31,918	2,369
Caterpillar, Cl A	47,565	3,641
Chicago Bridge & Iron	119,576	4,375

Description	Shares	Market Value ($ Thousands)
Danaher, Cl A	65,204	$6,185
Deere	48,924	3,767
Delta Air Lines, Cl A	610,995	29,743
Eaton	349,947	21,893
FedEx	20,626	3,356
General Dynamics	19,797	2,601
General Electric	224,840	7,148
Huntington Ingalls Industries, Cl A	63,273	8,665
Illinois Tool Works	117,212	12,007
Lockheed Martin	35,370	7,834
ManpowerGroup	18,167	1,479
Masco	34,867	1,097
Nielsen Holdings	133,708	7,041
Norfolk Southern	69,456	5,782
Northrop Grumman	106,021	20,982
Oshkosh Truck	98,940	4,044
Raytheon	135,818	16,655
Rockwell Collins	13,708	1,264
RR Donnelley & Sons	93,388	1,532
Southwest Airlines, Cl A	278,700	12,486
Spirit AeroSystems Holdings, Cl A*	22,202	1,007
Spirit Airlines*	30,225	1,450
SPX	206,472	3,101
SPX FLOW*	180,775	4,534
Terex	233,816	5,817
Textron	18,331	668
TransDigm Group*	7,723	1,702
Trinity Industries	158,818	2,908
Triumph Group	496,177	15,620
United Continental Holdings*	116,041	6,946
Waste Management	18,232	1,076
WW Grainger	30,341	7,082

		298,317

Information Technology — 23.0%
Accenture, Cl A	96,547	11,142
Activision Blizzard	225,719	7,638
Adobe Systems*	144,353	13,540
Akamai Technologies*	49,115	2,729
Alliance Data Systems*	12,760	2,807
Alphabet, Cl A*	76,643	58,471
Alphabet, Cl C*	36,437	27,144
Amdocs	87,071	5,261
Apple	449,528	48,994
Applied Materials	507,844	10,756
Automatic Data Processing	65,350	5,863
Avnet	36,856	1,633
Baidu ADR*	69,149	13,199
Broadcom	59,893	9,254
Brocade Communications Systems	402,188	4,255
CA	81,679	2,515
Cisco Systems	518,629	14,765

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Citrix Systems*	61,566	$4,838
Cognizant Technology Solutions, Cl A*	90,285	5,661
Computer Sciences	28,981	997
CoreLogic*	19,431	674
Corning, Cl B	274,831	5,741
DST Systems	11,635	1,312
eBay*	686,042	16,369
Electronic Arts*	350,191	23,151
EMC	202,941	5,408
Facebook, Cl A*	443,504	50,604
First Solar*	36,075	2,470
FleetCor Technologies*	56,775	8,445
Genpact*	160,287	4,358
Harris	25,220	1,964
Hewlett Packard Enterprise	1,296,452	22,986
HP	883,912	10,890
Ingram Micro, Cl A*	180,237	6,472
Intel	570,596	18,459
International Business Machines	77,645	11,759
Intuit	156,005	16,226
Juniper Networks	88,091	2,247
Lam Research	8,706	719
Lexmark International, Cl A	59,121	1,976
LinkedIn, Cl A*	8,527	975
Marvell Technology Group	578,567	5,965
MasterCard, Cl A	394,592	37,289
Microchip Technology	35,826	1,727
Micron Technology*	2,356,112	24,669
Microsoft	888,941	49,096
NetApp	556,820	15,196
Oracle, Cl B	334,529	13,686
Palo Alto Networks*	6,456	1,053
PayPal Holdings*	500,552	19,321
Qualcomm	869,641	44,474
Rackspace Hosting*	152,258	3,287
Red Hat*	30,465	2,270
salesforce.com inc*	140,828	10,397
Seagate Technology	59,751	2,058
ServiceNow*	18,268	1,118
Skyworks Solutions	31,977	2,491
Tableau Software, Cl A*	45,010	2,065
Tech Data*	22,300	1,712
Tencent Holdings ADR	390,625	7,984
Texas Instruments	211,061	12,119
VeriSign*	91,384	8,091
Visa, Cl A	556,476	42,559
Vishay Intertechnology	88,686	1,083
Western Digital	128,989	6,094
Western Union	56,947	1,099
Xerox	620,348	6,923
Yelp, Cl A*	51,177	1,017

Description	Shares/Number of Rights	Market Value ($ Thousands)
Zynga, Cl A*	591,995	$1,350

		790,860

Materials — 3.6%
Cabot	99,097	4,789
Celanese, Ser A	28,298	1,853
CF Industries Holdings	46,000	1,442
Domtar	28,000	1,134
Dow Chemical, Cl A	265,094	13,483
Eastman Chemical	116,206	8,394
Ecolab	48,941	5,458
Freeport-McMoRan, Cl B	337,923	3,494
Huntsman	307,846	4,094
International Paper	444,488	18,242
Louisiana-Pacific*	240,753	4,122
LyondellBasell Industries, Cl A	180,507	15,448
Mosaic	593,663	16,029
Nucor	25,627	1,212
Owens-Illinois*	225,590	3,600
Reliance Steel & Aluminum	76,389	5,285
Sealed Air	22,988	1,104
Sherwin-Williams, Cl A	39,129	11,139
Westlake Chemical	48,454	2,243
WestRock	84,787	3,309

		125,874

Telecommunication Services — 1.5%
AT&T	348,990	13,670
China Mobile ADR	115,235	6,390
SBA Communications, Cl A*	41,018	4,109
Verizon Communications	483,896	26,169

		50,338

Utilities — 2.6%
Ameren	113,300	5,676
American Electric Power	229,636	15,248
Edison International	234,583	16,864
Entergy	87,753	6,957
Exelon	634,163	22,741
FirstEnergy	138,494	4,982
Public Service Enterprise Group	334,769	15,781

		88,249

Total Common Stock (Cost $2,252,051) ($ Thousands)		3,320,046

RIGHTS — 0.0%

United States — 0.0%
Safeway CVR - Casa Ley*‡‡	108	110
Safeway CVR - PDC*‡‡	108	5

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2016

Description	Number of Rights/Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Rights (Cost $—) ($ Thousands)		$115

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.380% **† (C)	26,646,489	26,646

Total Affiliated Partnership (Cost $26,646) ($ Thousands)		26,646

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.416%, 08/18/2016 (D) (E)	$3,090	3,086

Total U.S. Treasury Obligation (Cost $3,085) ($ Thousands)		3,086

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	112,590,601	112,591

Total Cash Equivalent (Cost $112,591) ($ Thousands)		112,591

Total Investments — 100.7%
(Cost $2,394,373) ($ Thousands)		$3,462,484

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	36	Jun-2016	$15
S&P Mid Cap 400 Index E-MINI	2	Jun-2016	5

			$20

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,438,518 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $26,271 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2016, such securities amounted to $22,954 ($ Thousands), or 0.67% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $26,646 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,320,046	$—	$—	$3,320,046
Affiliated Partnership	—	26,646	—	26,646
U.S. Treasury Obligation	—	3,086	—	3,086
Cash Equivalent	112,591	—	—	112,591
Rights	—	—	115	115

Total Investments in Securities	$3,432,637	$29,732	$115	$3,462,484

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$20	$—	$—	$20

Total Other Financial Instruments	$20	$—	$—	$20

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Consumer Discretionary — 12.7%
Advance Auto Parts	2,600	$417
Amazon.com, Cl A*	13,904	8,254
Autonation*	2,726	127
Autozone*	1,094	872
Bed Bath & Beyond	5,833	289
Best Buy	10,454	339
BorgWarner	8,100	311
Cablevision Systems, Cl A	7,800	257
CarMax* (A)	7,300	373
Carnival	16,484	870
CBS, Cl B	15,495	854
Chipotle Mexican Grill, Cl A*	1,104	520
Coach	9,919	398
Comcast, Cl A	87,348	5,335
Darden Restaurants	4,018	266
Delphi Automotive	10,000	750
Discovery Communications, Cl A*	5,300	152
Discovery Communications, Cl C*	9,100	246
Dollar General	10,400	890
Dollar Tree*	8,454	697
DR Horton	11,758	355
Expedia	4,255	459
Ford Motor	139,537	1,884
GameStop, Cl A (A)	3,700	117
Gap	8,031	236
Garmin	4,205	168
General Motors	50,713	1,594
Genuine Parts	5,436	540
Goodyear Tire & Rubber	9,393	310
H&R Block	8,213	217
Hanesbrands	14,100	400
Harley-Davidson, Cl A	6,708	344
Harman International Industries, Cl A	2,462	219
Hasbro	3,996	320
Home Depot	45,309	6,046
Interpublic Group	14,301	328
Johnson Controls	23,161	903
Kohl’s	6,656	310
L Brands	9,127	801
Leggett & Platt	4,759	230
Lennar, Cl A	6,416	310
Lowe’s	32,749	2,481
Macy’s	11,264	497
Marriott International, Cl A (A)	6,956	495
Mattel	12,131	408
McDonald’s	32,383	4,070
Michael Kors Holdings*	6,600	376
Mohawk Industries*	2,300	439
NetFlix*	15,300	1,564
Newell Rubbermaid, Cl B	9,556	423
News, Cl A	13,375	171

Description	Shares	Market Value ($ Thousands)
News, Cl B	4,000	$53
Nike, Cl B	48,294	2,969
Nordstrom	4,607	264
Omnicom Group	8,704	724
O’Reilly Automotive*	3,500	958
Priceline Group*	1,757	2,265
PulteGroup	10,999	206
PVH	2,900	287
Ralph Lauren, Cl A	2,105	203
Ross Stores	14,536	842
Royal Caribbean Cruises	6,200	509
Scripps Networks Interactive, Cl A	3,300	216
Signet Jewelers	2,800	347
Staples	22,636	250
Starbucks	53,134	3,172
Starwood Hotels & Resorts Worldwide	6,035	503
Target, Cl A	22,028	1,812
TEGNA	7,747	182
Tiffany	3,978	292
Time Warner	28,625	2,077
Time Warner Cable, Cl A	10,087	2,064
TJX	23,943	1,876
Tractor Supply	4,800	434
TripAdvisor*	3,955	263
Twenty-First Century Fox, Cl A	41,959	1,170
Twenty-First Century Fox, Cl B	15,500	437
Under Armour, Cl A*	6,505	552
Urban Outfitters*	3,100	103
VF	12,265	794
Viacom, Cl B	12,401	512
Walt Disney	54,444	5,407
Whirlpool	2,805	506
Wyndham Worldwide	4,202	321
Wynn Resorts	2,900	271
Yum! Brands	14,670	1,201

		83,274

Consumer Staples — 10.2%
Altria Group	70,173	4,397
Archer-Daniels-Midland	21,375	776
Brown-Forman, Cl B	3,696	364
Campbell Soup	6,484	414
Church & Dwight	4,700	433
Clorox	4,642	585
Coca-Cola	140,049	6,497
Coca-Cola Enterprises	7,517	381
Colgate-Palmolive	32,095	2,268
ConAgra Foods	15,465	690
Constellation Brands, Cl A	6,200	937
Costco Wholesale	15,618	2,461
CVS Health	39,652	4,113
Dr Pepper Snapple Group	6,800	608

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Estee Lauder, Cl A	8,000	$755
General Mills	21,386	1,355
Hershey	5,112	471
Hormel Foods	9,708	420
JM Smucker	4,253	552
Kellogg	9,167	702
Kimberly-Clark	13,003	1,749
Kraft Heinz	21,308	1,674
Kroger	34,836	1,332
McCormick	4,166	414
Mead Johnson Nutrition, Cl A	6,634	564
Molson Coors Brewing, Cl B	6,551	630
Mondelez International, Cl A	56,920	2,284
Monster Beverage*	5,400	720
PepsiCo	52,107	5,340
Philip Morris International	55,387	5,434
Procter & Gamble	95,431	7,855
Reynolds American	29,642	1,491
SYSCO, Cl A	18,820	879
Tyson Foods, Cl A	10,603	707
Walgreens Boots Alliance	31,157	2,625
Wal-Mart Stores	56,161	3,846
Whole Foods Market	12,209	380

		67,103

Energy — 6.6%
Anadarko Petroleum, Cl A	18,185	847
Apache	13,500	659
Baker Hughes	15,649	686
Cabot Oil & Gas	16,413	373
California Resources	501	1
Cameron International*	6,900	463
Chesapeake Energy (A)	17,822	73
Chevron	67,700	6,459
Cimarex Energy	3,304	321
Columbia Pipeline Group	13,592	341
Concho Resources*	4,600	465
ConocoPhillips	44,160	1,778
Devon Energy	18,313	502
Diamond Offshore Drilling	2,200	48
EOG Resources	19,697	1,430
EQT	5,805	390
Exxon Mobil	148,946	12,450
FMC Technologies*	7,900	216
Halliburton	30,642	1,095
Helmerich & Payne	3,805	223
Hess	9,375	494
Kinder Morgan	65,482	1,169
Marathon Oil	29,556	329
Marathon Petroleum	19,064	709
Murphy Oil	5,772	145
National Oilwell Varco, Cl A	13,468	419

Description	Shares	Market Value ($ Thousands)
Newfield Exploration*	6,900	$229
Noble Energy	15,300	481
Occidental Petroleum	27,364	1,873
Oneok	7,309	218
Phillips 66	16,975	1,470
Pioneer Natural Resources	5,804	817
Range Resources	6,000	194
Schlumberger, Cl A	45,160	3,331
Southwestern Energy* (A)	13,900	112
Spectra Energy	24,061	736
Tesoro	4,300	370
Transocean (A)	12,000	110
Valero Energy	17,208	1,104
Williams	24,469	393

		43,523

Financials — 15.4%
Affiliated Managers Group*	1,900	309
Aflac	15,317	967
Allstate	13,859	934
American Express	29,928	1,838
American International Group	41,130	2,223
American Tower, Cl A‡	15,200	1,556
Ameriprise Financial	6,284	591
Aon	9,829	1,027
Apartment Investment & Management, Cl A‡	5,539	232
Assurant	2,305	178
AvalonBay Communities‡	4,908	934
Bank of America	372,545	5,037
Bank of New York Mellon	39,099	1,440
BB&T	27,906	928
Berkshire Hathaway, Cl B*	67,369	9,558
BlackRock	4,561	1,553
Boston Properties‡	5,500	699
Capital One Financial	19,066	1,321
CBRE Group, Cl A*	10,209	294
Charles Schwab	42,936	1,203
Chubb	16,534	1,970
Cincinnati Financial	5,183	339
Citigroup	106,551	4,449
Citizens Financial Group	18,900	396
CME Group	12,140	1,166
Comerica	6,392	242
Crown Castle International‡	11,904	1,030
Discover Financial Services	15,330	781
E*Trade Financial*	10,552	258
Equinix‡	2,456	812
Equity Residential ‡	13,044	979
Essex Property Trust‡	2,400	561
Extra Space Storage‡	4,400	411
Federal Realty Investment Trust‡	2,500	390

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Fifth Third Bancorp	28,511	$476
Franklin Resources	13,550	529
General Growth Properties‡	20,900	621
Goldman Sachs Group	14,165	2,224
Hartford Financial Services Group	14,686	677
HCP‡	16,700	544
Host Hotels & Resorts‡	26,974	450
Huntington Bancshares	28,014	267
Intercontinental Exchange	4,281	1,007
Invesco	15,200	468
Iron Mountain‡	6,638	225
JPMorgan Chase	131,700	7,799
KeyCorp	29,983	331
Kimco Realty‡	14,813	426
Legg Mason	3,805	132
Leucadia National	11,713	189
Lincoln National	8,698	341
Loews	10,062	385
M&T Bank	5,725	635
Macerich‡	4,504	357
Marsh & McLennan	18,659	1,134
McGraw-Hill	9,721	962
MetLife	39,839	1,751
Moody’s	6,208	599
Morgan Stanley	54,061	1,352
Nasdaq, Cl A	4,100	272
Navient	12,843	154
Northern Trust	7,809	509
People’s United Financial	11,000	175
PNC Financial Services Group	18,184	1,538
Principal Financial Group, Cl A	9,557	377
Progressive	20,985	737
ProLogis‡	18,800	831
Prudential Financial	16,066	1,160
Public Storage‡	5,233	1,443
Realty Income‡	8,900	556
Regions Financial	45,863	360
Simon Property Group‡	11,106	2,307
SL Green Realty‡	3,500	339
State Street	14,491	848
SunTrust Banks	18,296	660
Synchrony Financial*	29,863	856
T. Rowe Price Group	9,008	662
Torchmark, Cl A	4,039	219
Travelers	10,856	1,267
UDR‡	9,200	354
Unum Group	8,761	271
US Bancorp	58,823	2,388
Ventas‡	11,932	751
Vornado Realty Trust ‡	6,377	602
Wells Fargo	166,315	8,043
Welltower‡	12,700	881

Description	Shares	Market Value ($ Thousands)
Weyerhaeuser‡	28,261	$876
Willis Towers Watson	4,921	584
XL Group, Cl A	10,705	394
Zions Bancorporation	7,160	173

		101,074

Health Care — 14.0%
Abbott Laboratories	53,363	2,232
AbbVie	58,468	3,340
Aetna, Cl A	12,507	1,405
Agilent Technologies	11,915	475
Alexion Pharmaceuticals*	8,100	1,128
Allergan*	14,153	3,793
AmerisourceBergen	6,996	605
Amgen, Cl A	26,964	4,043
Anthem	9,302	1,293
Baxalta	24,542	991
Baxter International	19,642	807
Becton Dickinson	7,558	1,147
Biogen*	8,000	2,083
Boston Scientific*	48,212	907
Bristol-Myers Squibb	59,692	3,813
C.R. Bard	2,688	545
Cardinal Health	11,759	964
Celgene, Cl A*	28,113	2,814
Centene*	6,100	376
Cerner*	10,900	577
Cigna	9,271	1,272
DaVita HealthCare Partners*	6,005	441
DENTSPLY SIRONA	8,609	531
Edwards Lifesciences, Cl A*	7,700	679
Eli Lilly	34,939	2,516
Endo International*	7,300	205
Express Scripts Holding*	24,170	1,660
Gilead Sciences	48,866	4,489
HCA Holdings*	11,205	875
Henry Schein*	3,000	518
Hologic*	8,900	307
Humana	5,301	970
Illumina*	5,200	843
Intuitive Surgical*	1,320	793
Johnson & Johnson	99,012	10,713
Laboratory Corp of America Holdings*	3,663	429
Mallinckrodt*	4,204	258
McKesson	8,269	1,300
Medtronic	50,272	3,770
Merck	99,974	5,290
Mylan*	14,815	687
Patterson	2,900	135
PerkinElmer	3,940	195
Perrigo	5,204	666
Pfizer	217,456	6,445

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Quest Diagnostics	5,024	$359
Regeneron Pharmaceuticals*	2,800	1,009
St. Jude Medical	10,156	559
Stryker	11,346	1,217
Tenet Healthcare*	3,419	99
Thermo Fisher Scientific	14,252	2,018
UnitedHealth Group	34,060	4,390
Universal Health Services, Cl B	3,200	399
Varian Medical Systems*	3,405	272
Vertex Pharmaceuticals*	8,800	699
Waters*	2,897	382
Zimmer Biomet Holdings	6,460	689
Zoetis, Cl A	16,446	729

		92,146

Industrials — 10.0%
3M	21,991	3,664
ADT, Cl A	5,750	237
Allegion	3,370	215
American Airlines Group	22,609	927
Ametek	8,500	425
Boeing	22,541	2,861
C.H. Robinson Worldwide	5,105	379
Caterpillar, Cl A	20,806	1,593
Cintas	3,112	280
CSX	34,872	898
Cummins	5,844	643
Danaher, Cl A	21,296	2,020
Deere	11,206	863
Delta Air Lines, Cl A	28,113	1,369
Dover	5,437	350
Dun & Bradstreet	1,305	135
Eaton	16,615	1,039
Emerson Electric	23,415	1,273
Equifax	4,230	483
Expeditors International of Washington	6,709	327
Fastenal, Cl A (A)	10,409	510
FedEx	9,405	1,530
Flowserve	4,700	209
Fluor	4,944	266
General Dynamics	10,630	1,396
General Electric	335,509	10,666
Honeywell International	27,568	3,089
Illinois Tool Works	11,729	1,202
Ingersoll-Rand	9,404	583
Jacobs Engineering Group*	4,304	187
JB Hunt Transport Services	3,300	278
Kansas City Southern	3,900	333
L-3 Communications Holdings	2,823	335
Lockheed Martin	9,498	2,104
Masco	12,068	380
Nielsen Holdings	13,000	685

Description	Shares	Market Value ($ Thousands)
Norfolk Southern	10,730	$893
Northrop Grumman	6,523	1,291
PACCAR	12,691	694
Parker-Hannifin, Cl A	4,871	541
Pentair	6,466	351
Pitney Bowes	6,975	150
Quanta Services*	5,500	124
Raytheon	10,773	1,321
Republic Services	8,583	409
Robert Half International	4,732	220
Rockwell Automation	4,730	538
Rockwell Collins	4,678	431
Roper Technologies	3,600	658
Ryder System	1,859	120
Snap-on	2,053	322
Southwest Airlines, Cl A	23,262	1,042
Stanley Black & Decker	5,340	562
Stericycle, Cl A*	3,004	379
Textron	9,607	350
Tyco International	15,200	558
Union Pacific	30,601	2,434
United Continental Holdings*	13,400	802
United Parcel Service, Cl B	24,924	2,629
United Rentals*	3,200	199
United Technologies	27,841	2,787
Verisk Analytics, Cl A*	5,600	448
Waste Management	14,828	875
WW Grainger	2,065	482
Xylem	6,300	258

		65,602

Information Technology — 20.5%
Accenture, Cl A	22,404	2,585
Activision Blizzard	18,100	612
Adobe Systems*	17,841	1,673
Akamai Technologies*	6,404	356
Alliance Data Systems*	2,200	484
Alphabet, Cl A*	10,567	8,062
Alphabet, Cl C*	10,695	7,967
Amphenol, Cl A	11,009	637
Analog Devices	11,199	663
Apple	199,382	21,731
Applied Materials	41,150	872
Autodesk, Cl A*	8,117	473
Automatic Data Processing	16,559	1,485
Broadcom	13,346	2,062
CA	10,340	318
Cisco Systems	181,561	5,169
Citrix Systems*	5,542	435
Cognizant Technology Solutions, Cl A*	21,805	1,367
Corning, Cl B	39,908	834
CSRA	4,838	130

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
eBay*	39,549	$944
Electronic Arts*	11,178	739
EMC	69,366	1,849
F5 Networks, Cl A*	2,500	265
Facebook, Cl A*	82,522	9,416
Fidelity National Information Services, Cl B	9,965	631
First Solar*	2,640	181
Fiserv, Cl A*	8,160	837
Flir Systems	4,800	158
Harris	4,500	350
Hewlett Packard Enterprise	64,391	1,142
HP	64,691	797
Intel	168,863	5,463
International Business Machines	31,946	4,838
Intuit	9,486	987
Juniper Networks	12,700	324
KLA-Tencor	5,471	398
Lam Research	5,722	473
Linear Technology	8,398	374
MasterCard, Cl A	35,413	3,347
Microchip Technology	7,304	352
Micron Technology*	38,969	408
Microsoft	284,389	15,707
Motorola Solutions	5,789	438
NetApp	10,185	278
Nvidia	18,365	654
Oracle, Cl B	113,323	4,636
Paychex	11,469	619
PayPal Holdings*	39,749	1,534
Qorvo*	4,500	227
Qualcomm	53,754	2,749
Red Hat*	6,600	492
salesforce.com inc*	22,309	1,647
SanDisk	7,200	548
Seagate Technology	10,700	369
Skyworks Solutions	6,904	538
Symantec, Cl A	24,247	446
TE Connectivity	13,809	855
Teradata*	4,568	120
Texas Instruments	36,266	2,082
Total System Services	5,889	280
VeriSign*	3,500	310
Visa, Cl A	69,618	5,324
Western Digital	8,304	392
Western Union	17,734	342
Xerox	34,206	382
Xilinx	9,209	437
Yahoo!*	31,147	1,146

		134,740

Materials — 2.8%
Air Products & Chemicals	6,926	998

Description	Shares	Market Value ($ Thousands)
Airgas	2,300	$326
Alcoa	47,035	451
Avery Dennison	3,215	232
Ball	4,786	341
CF Industries Holdings	8,150	255
Dow Chemical, Cl A	40,292	2,049
E.I. Du Pont de Nemours	31,348	1,985
Eastman Chemical	5,220	377
Ecolab	9,534	1,063
FMC	4,600	186
Freeport-McMoRan, Cl B (A)	44,836	464
International Flavors & Fragrances	2,894	329
International Paper	14,874	610
LyondellBasell Industries, Cl A	12,904	1,104
Martin Marietta Materials, Cl A	2,400	383
Monsanto	15,757	1,383
Mosaic	12,009	324
Newmont Mining	18,925	503
Nucor	11,495	544
Owens-Illinois*	5,600	89
PPG Industries	9,690	1,080
Praxair	10,199	1,167
Sealed Air	6,928	333
Sherwin-Williams, Cl A	2,816	802
Vulcan Materials	4,749	501
WestRock	9,184	358

		18,237

Telecommunication Services — 2.7%
AT&T	221,159	8,663
CenturyTel	19,670	629
Frontier Communications	40,960	229
Level 3 Communications*	10,300	544
Verizon Communications	146,496	7,922

		17,987

Utilities — 3.4%
AES	24,190	285
AGL Resources	4,200	274
Ameren	8,753	439
American Electric Power	17,615	1,170
American Water Works	6,400	441
Centerpoint Energy	15,485	324
CMS Energy	9,901	420
Consolidated Edison	10,533	807
Dominion Resources	21,340	1,603
DTE Energy	6,445	584
Duke Energy	24,616	1,986
Edison International	11,657	838
Entergy	6,364	505
Eversource Energy	11,335	661
Exelon	32,955	1,182

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index (Concluded)

March 31, 2016

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
FirstEnergy	15,123	$544
NextEra Energy	16,520	1,955
NiSource	11,192	264
NRG Energy	11,113	145
PG&E	17,529	1,047
Pinnacle West Capital	3,949	296
PPL	24,071	916
Public Service Enterprise Group	18,130	855
SCANA	5,004	351
Sempra Energy	8,470	881
Southern	32,535	1,683
TECO Energy	8,212	226
WEC Energy Group	11,319	680
Xcel Energy	18,136	758

		22,120

Total Common Stock (Cost $343,774) ($ Thousands)		645,806

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.380%**† (B)	2,211,733	2,212

Total Affiliated Partnership (Cost $2,212) ($ Thousands)		2,212

U.S. TREASURY OBLIGATIONS — 0.1%
United States Treasury Bill
0.346%, 06/16/2016 (C) (D)	$25	25
0.452%, 09/08/2016 (C) (D)	525	524

Total U.S. Treasury Obligations (Cost $549) ($ Thousands)		549

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	10,204,884	10,205

Total Cash Equivalent (Cost $10,205) ($ Thousands)		10,205

Total Investments — 100.3% (Cost $356,740) ($ Thousands)		$658,772

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long)	Expiration Date	Unrealized Appreciation) ($ Thousands)
S&P 500 Index E-MINI	112	Jun-2016	$246

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $656,628 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note10). The total market value of securities on loan at March 31, 2016 was $2,176 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note10). The total market value of such securities as of March 31, 2016 was $2,212 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$645,806	$—	$—	$645,806
Affiliated Partnership	—	2,212	—	2,212
U.S. Treasury Obligations	—	549	—	549
Cash Equivalent	10,205	—	—	10,205

Total Investments in Securities	$656,011	$2,761	$—	$658,772

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$246	$—	$—	$246

Total Other Financial Instruments	$246	$—	$—	$246

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.9%

Consumer Discretionary — 13.1%
2U* (A)	31,131	$703
Abercrombie & Fitch, Cl A (A)	74,757	2,358
Bassett Furniture Industries (A)	6,247	199
Big Lots	36,304	1,644
Bright Horizons Family Solutions*	35,718	2,314
Brinker International (A)	7,200	331
Buffalo Wild Wings*	4,399	651
Burlington Stores*	6,041	340
Callaway Golf	124,954	1,140
Capella Education	3,279	173
Carmike Cinemas* (A)	129,596	3,893
Cavco Industries*	2,934	274
Chuy’s Holdings*	27,347	850
ClubCorp Holdings (A)	68,303	959
Cooper Tire & Rubber	24,846	920
Cooper-Standard Holding*	2,552	183
Core-Mark Holding, Cl A (A)	18,008	1,469
Cracker Barrel Old Country Store (A)	1,589	243
CROCS* (A)	51,875	499
Dave & Buster’s Entertainment*	34,829	1,351
Destination XL Group*	41,000	212
Diamond Resorts International* (A)	50,885	1,236
Express* (A)	33,947	727
Fiesta Restaurant Group*	89,434	2,932
Five Below* (A)	34,033	1,407
Francesca’s Holdings*	1,127	22
Genesco*	16,500	1,192
Gray Television*	41,351	485
Haverty Furniture	803	17
Helen of Troy*	11,121	1,153
Hooker Furniture	2,893	95
J Alexander’s Holdings*	2,750	29
Jack in the Box	29,087	1,858
Libbey	129,967	2,417
Lithia Motors, Cl A (A)	12,482	1,090
Marriott Vacations Worldwide	25,987	1,754
Matthews International, Cl A	33,724	1,736
MDC Partners, Cl A	326,972	7,716
Monro Muffler	17,674	1,263
Motorcar Parts of America*	4,860	185
NACCO Industries, Cl A (A)	153	9
National CineMedia	97,726	1,486
Nautilus*	24,571	475
New York Times, Cl A	3,410	42
Nexstar Broadcasting Group, Cl A (A)	23,784	1,053
Nutrisystem	22,883	477
Ollie’s Bargain Outlet Holdings* (A)	32,580	763
Perry Ellis International, Cl A*	2,805	52
Planet Fitness, Cl A*	41,950	681
Pool	37,509	3,291
Ruth’s Chris Steak House	47,615	877

Description	Shares	Market Value ($ Thousands)
Select Comfort*	42,140	$817
Shoe Carnival	25,419	685
Six Flags Entertainment (A)	3,768	209
Smith & Wesson Holding* (A)	19,526	520
SodaStream International* (A)	68,000	957
Steven Madden*	83,077	3,077
Strayer Education* (A)	221	11
Tempur-Pedic International*	16,035	975
Tenneco*	782	40
Texas Roadhouse, Cl A	41,303	1,800
Tile Shop Holdings* (A)	35,260	526
Tilly’s, Cl A*	23,604	158
Tower International	6,660	181
Vista Outdoor*	19,008	987
Visteon	9,683	771
VOXX International, Cl A* (A)	96,600	432
Wayfair, Cl A* (A)	12,419	537
William Lyon Homes, Cl A*	125,222	1,814
ZAGG* (A)	32,647	294
Zoe’s Kitchen* (A)	15,779	615

		72,632

Consumer Staples — 2.4%
Andersons	38,760	1,217
B&G Foods, Cl A	41,246	1,436
Cal-Maine Foods (A)	3,118	162
Central Garden & Pet, Cl A*	2,941	48
Chefs’ Warehouse Holdings*	46,991	953
Dean Foods (A)	31,055	538
Diplomat Pharmacy*	29,082	797
Fresh Del Monte Produce	7,966	335
Fresh Market*	19,578	559
Freshpet*	141,122	1,034
Ingredion	5,000	534
John B Sanfllippo & Son	12,062	833
Lancaster Colony	2,700	298
Landec* (A)	110,729	1,163
Omega Protein*	104,059	1,763
Pinnacle Foods	5,050	226
Post Holdings*	3,339	230
Sanderson Farms (A)	5,596	505
SpartanNash	6,320	192
SUPERVALU* (A)	130,973	754

		13,577

Energy — 4.3%
Alberta Oilsands*	184,500	17
Alon USA Energy (A)	1,601	16
Ardmore Shipping (A)	71,555	605
Bill Barrett*	200,100	1,245
CARBO Ceramics (A)	108,511	1,541
Carrizo Oil & Gas* (A)	78,469	2,426

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Dril-Quip*	7,838	$475
Gulfport Energy*	41,872	1,187
Matador Resources* (A)	37,903	719
Matrix Service*	56,537	1,001
Navigator Holdings* (A)	47,150	761
Oil States International*	57,278	1,805
Pacific Ethanol*	208,851	977
Par Pacific Holdings*	20,376	382
Patterson-UTI Energy	49,830	878
PBF Energy, Cl A	70,882	2,353
Prothena* (A)	10,306	424
Scorpio Tankers	302,880	1,766
Southwestern Energy*	49,941	403
StealthGas* (A)	99,434	351
Superior Energy Services (A)	45,515	609
TETRA Technologies*	193,570	1,229
Tidewater, Cl A (A)	196,150	1,340
Western Refining	14,498	422
Westmoreland Coal* (A)	122,994	887

		23,819

Financials — 20.8%
Agree Realty‡	1,666	64
American Equity Investment Life Holding	65,393	1,099
American Homes 4 Rent, Cl A‡	55,415	881
Argo Group International Holdings	48,347	2,775
Armada Hoffler Properties‡	47,903	539
Axis Capital Holdings	9,954	552
Bancorp*	164,563	941
Capital Bank Financial, Cl A (A)	20,095	620
Capitol Federal Financial	126,793	1,681
CatchMark Timber Trust, Cl A‡ (A)	117,916	1,277
Cedar Realty Trust‡	294,278	2,128
Central Pacific Financial (A)	93,659	2,039
Chesapeake Lodging Trust‡	36,235	959
CNO Financial Group (A)	229,718	4,117
Colony Financial, Cl A‡	3,686	62
Colony Starwood Homes‡	46,276	1,145
CoreSite Realty‡ (A)	7,444	521
Cowen Group, Cl A* (A)	6,002	23
Customers Bancorp*	70,327	1,662
CyrusOne‡	13,110	598
Employers Holdings	69,748	1,963
EPR Properties, Cl A‡ (A)	22,241	1,482
Equity Commonwealth*‡	66,251	1,870
EverBank Financial, Cl A	56,380	851
Evercore Partners, Cl A	27,994	1,449
Everest Re Group	2,650	523
FBL Financial Group, Cl A (A)	3,392	209
FBR	74,075	1,340
FelCor Lodging Trust‡	136,544	1,109
Fidelity Southern	1,096	18

Description	Shares	Market Value ($ Thousands)
First Commonwealth Financial	186,262	$1,650
First Foundation*	15,500	348
First Interstate BancSystem, Cl A	18,580	523
FNB (Pennsylvania)	107,800	1,402
FNFV Group*	91,559	993
Franklin Street Properties‡	5,316	56
Fulton Financial	84,159	1,126
Geo Group‡	99,346	3,444
Gramercy Property Trust‡	278,764	2,356
Great Western Bancorp	80,335	2,191
Green Dot, Cl A* (A)	183,390	4,212
Hanover Insurance Group, Cl A	42,553	3,839
Healthcare Trust of America, Cl A‡	95,165	2,800
Highwoods Properties‡	37,300	1,783
Houlihan Lokey, Cl A	38,115	949
IBERIABANK	24,660	1,264
Independent Bank	2,893	42
Infinity Property & Casualty	111	9
International. FCStone*	6,193	166
Investors Bancorp	260,028	3,027
Kearny Financial	34,900	431
Kemper, Cl A	50,300	1,487
Kennedy-Wilson Holdings (A)	82,860	1,815
LaSalle Hotel Properties‡ (A)	77,926	1,972
LendingTree*	7,457	729
Maiden Holdings (A)	168,927	2,186
Manning & Napier, Cl A	44,600	360
Meridian Bancorp	120,676	1,680
National Bank Holdings, Cl A	61,704	1,258
National Health Investors‡	17,869	1,189
National Storage Affiliates Trust‡	26,737	567
NBT Bancorp (A)	6,083	164
Northfield Bancorp (A)	116,467	1,915
OFG Bancorp (A)	455,855	3,186
Popular	45,300	1,296
PrivateBancorp, Cl A	41,900	1,617
PS Business Parks‡ (A)	13,186	1,325
QTS Realty Trust, Cl A‡	47,852	2,267
Ryman Hospitality Properties‡ (A)	13,185	679
Saul Centers‡	2,177	115
Selective Insurance Group	41,125	1,506
Seritage Growth Properties‡ (A)	22,500	1,124
ServisFirst Bancshares (A)	4,486	199
Signature Bank NY, Cl B* (A)	5,568	758
Sovran Self Storage‡	11,344	1,338
State Bank Financial	96,720	1,911
Stifel Financial* (A)	13,255	392
SVB Financial Group, Cl B*	6,704	684
TCF Financial	64,175	787
THL Credit	31,600	342
Towne Bank (A)	1,290	25
Two Harbors Investment‡	111,471	885

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
United Community Banks	111,286	$2,055
Universal Insurance Holdings (A)	26,689	475
Voya Financial	16,848	502
Webster Financial	39,300	1,411
Western Alliance Bancorp*	107,348	3,583
Wintrust Financial	79,383	3,520
Yadkin Financial (A)	41,800	989

		115,401

Health Care — 13.3%
ABIOMED*	33,018	3,130
Acadia Healthcare, Cl A*	11,337	625
Accuray* (A)	358,433	2,072
Adamas Pharmaceuticals*	31,166	451
Aimmune Therapeutics* (A)	12,736	173
Akorn*	18,115	426
Alder Biopharmaceuticals* (A)	20,909	512
Alere*	6,400	324
Align Technology*	11,403	829
Almost Family*	630	23
AMAG Pharmaceuticals* (A)	59,166	1,384
Amedisys*	5,328	258
Amicus Therapeutics* (A)	83,673	707
AMN Healthcare Services*	52,138	1,752
Amsurg*	34,059	2,541
Anacor Pharmaceuticals*	9,863	527
Analogic (A)	33,122	2,617
BioDelivery Sciences International*	455,902	1,473
Cambrex*	16,326	718
Capital Senior Living*	133,351	2,470
Community Health Systems* (A)	104,284	1,930
Cross Country Healthcare*	16,635	193
Cynosure, Cl A*	92,330	4,074
Cytokinetics* (A)	20,411	144
DENTSPLY SIRONA	10,660	657
DexCom*	8,647	587
Emergent BioSolutions*	34,777	1,264
Enanta Pharmaceuticals* (A)	2,679	79
FibroGen*	8,106	173
Five Prime Therapeutics*	13,593	552
Flamel Technologies ADR* (A)	196,158	2,166
Globus Medical, Cl A* (A)	137,626	3,269
Hill-Rom Holdings	4,651	234
ICON* (A)	10,548	792
ICU Medical*	1,708	178
Integra LifeSciences Holdings*	90,260	6,080
K2M Group Holdings*	35,836	531
Kindred Healthcare (A)	128,908	1,592
Kite Pharma*	4,274	196
Lannett* (A)	25,851	464
Lexicon Pharmaceuticals* (A)	50,450	603
LHC Group*	25,335	901

Description	Shares	Market Value ($ Thousands)
Ligand Pharmaceuticals* (A)	30,487	$3,265
LivaNova* (A)	5,331	288
Masimo*	5,329	223
Medicines* (A)	8,910	283
Molina Healthcare* (A)	61,170	3,945
Myriad Genetics* (A)	29,326	1,098
Natus Medical*	39,917	1,534
Neovasc*	13,648	58
Neurocrine Biosciences*	8,001	316
Nevro*	22,285	1,254
Nuvectra*	1	—
Ophthotech*	2,587	109
Orthofix International*	3,026	126
PDL BioPharma	181,096	603
Penumbra* (A)	4,624	213
PharMerica*	27,431	607
Premier, Cl A*	19,004	634
Prestige Brands Holdings, Cl A*	76,314	4,074
Sage Therapeutics* (A)	6,962	223
SciClone Pharmaceuticals*	50,083	551
Seres Therapeutics* (A)	7,270	193
Supernus Pharmaceuticals*	80,879	1,233
Surgical Care Affiliates*	11,199	518
SurModics*	2,845	52
TESARO* (A)	10,955	482
Trevena*	19,543	162
Trinity Biotech ADR	114,500	1,335
Triple-S Management, Cl B*	19,443	483
Ultragenyx Pharmaceutical*	6,948	440

		73,973

Industrials — 15.1%
AAR	6,860	160
Acacia Research (A)	422,075	1,600
ACCO Brands*	289,015	2,595
Actuant, Cl A (A)	38,958	963
Air Transport Services Group*	47,107	724
American Woodmark*	3,419	255
Apogee Enterprises	78,837	3,460
ARC Document Solutions*	136,300	613
Atlas Air Worldwide Holdings*	51,700	2,185
Barnes Group	45,570	1,596
Beacon Roofing Supply*	24,215	993
Carlisle	14,061	1,399
Celadon Group (A)	16,800	176
Comfort Systems USA	15,165	482
Covanta Holding (A)	30,500	514
Crane, Cl A	37,820	2,037
DXP Enterprises*	28,470	500
Dycom Industries* (A)	21,800	1,410
EMCOR Group	42,486	2,065
Engility Holdings* (A)	49,499	929

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Ennis	9,491	$186
Forward Air	27,595	1,251
FreightCar America, Cl A	103,787	1,617
Generac Holdings* (A)	18,000	670
Genesee & Wyoming, Cl A* (A)	17,111	1,073
Gibraltar Industries*	7,820	224
Global Brass & Copper Holdings	3,382	84
Great Lakes Dredge & Dock*	446,800	1,993
H&E Equipment Services	72,734	1,275
Hawaiian Holdings*	11,879	561
HEICO	12,385	745
Heidrick & Struggles International	3,508	83
Hexcel, Cl A	22,393	979
Huron Consulting Group*	43,691	2,542
ICF International, Cl A*	71,884	2,471
IDEX	12,447	1,032
ITT	34,190	1,261
KBR	31,700	491
Keyw Holding, Cl A* (A)	119,693	795
Kirby*	15,874	957
LB Foster, Cl A	102,020	1,853
Lincoln Electric Holdings	12,610	739
MasTec*	99,621	2,016
Matson	15,508	623
Meritor*	55,986	451
Middleby*	5,907	631
Mistras Group*	741	18
Navigant Consulting*	2,804	44
Northwest Pipe* (A)	764	7
On Assignment*	85,377	3,152
Orion Marine Group* (A)	172,931	896
Patrick Industries*	13,755	624
Paylocity Holding* (A)	31,147	1,020
Primoris Services (A)	59,646	1,449
Proto Labs* (A)	15,912	1,227
RBC Bearings*	9,022	661
Regal Beloit	18,730	1,182
Resources Connection	8,277	129
Scorpio Bulkers*	1	—
Skywest	29,034	580
Standex International	18,982	1,477
Steelcase, Cl A	181,402	2,706
Swift Transportation, Cl A*	119,217	2,221
Titan Machinery* (A)	169,124	1,955
Triumph Group (A)	95,895	3,019
TrueBlue*	15,285	400
Tutor Perini*	118,267	1,838
United Rentals*	6,276	390
Universal Forest Products	1,683	144
Wabash National*	49,569	654
WageWorks*	66,104	3,345

Description	Shares	Market Value ($ Thousands)
Wesco Aircraft Holdings* (A)	246,500	$3,547

		83,944

Information Technology — 18.6%
Acxiom*	102,773	2,203
Advanced Energy Industries*	7,526	262
Amkor Technology*	22,958	135
Applied Micro Circuits* (A)	85,000	549
Applied Optoelectronics* (A)	29,149	435
Aspen Technology*	38,533	1,392
Atlassian, Cl A* (A)	15,627	393
Autobytel*	11,672	203
AVG Technologies*	6,395	133
Benchmark Electronics*	20,734	478
Black Box	99,116	1,335
Blackbaud, Cl A	31,522	1,982
BroadSoft* (A)	6,292	254
CACI International, Cl A*	18,635	1,988
CalAmp*	213,875	3,835
Callidus Software*	146,906	2,450
Cardtronics*	60,338	2,172
Cavium*	31,371	1,919
Checkpoint Systems*	19,089	193
Ciber*	208,700	440
Ciena*	61,565	1,171
Cimpress* (A)	10,581	960
Coherent* (A)	2,895	266
Cohu	3,286	39
CommVault Systems*	27,360	1,181
comScore* (A)	21,760	654
Comtech Telecommunications	1,289	30
Convergys	46,980	1,305
Cornerstone OnDemand* (A)	90,944	2,980
CoStar Group*	4,618	869
Cypress Semiconductor (A)	74,980	649
DHI Group* (A)	9,999	81
Digi International* (A)	77,042	727
EarthLink Holdings	6,160	35
Electronics For Imaging*	4,030	171
Ellie Mae* (A)	2,686	243
EMCORE*	17,708	89
Exar*	281,161	1,617
ExlService Holdings*	21,111	1,094
Extreme Networks*	18,958	59
Finisar*	22,800	416
GoDaddy, Cl A* (A)	6,222	201
Guidewire Software, Cl Z*	30,703	1,673
Heartland Payment Systems	9,921	958
HubSpot* (A)	30,224	1,318
II-VI*	12,425	270
Imperva* (A)	3,896	197
Infoblox*	96,979	1,658

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Inphi*	31,238	$1,041
Integrated Device Technology*	14,106	288
Ixia*	11,123	139
IXYS	6,111	69
j2 Global	19,879	1,224
Keysight Technologies*	12,000	333
Liquidity Services*	8,846	46
Littelfuse	17,971	2,212
Luxoft Holding, Cl A*	6,446	355
Manhattan Associates*	6,488	369
Marketo* (A)	117,871	2,307
MAXIMUS	69,081	3,636
MaxLinear, Cl A*	90,278	1,670
Mellanox Technologies*	11,410	620
Mercury Systems*	17,800	361
Methode Electronics	4,964	145
Microsemi*	64,321	2,464
Monolithic Power Systems	46,043	2,930
Monotype Imaging Holdings	65,862	1,575
Multi-Fineline Electronix*	9,880	229
NeoPhotonics* (A)	32,043	450
NETGEAR*	25,138	1,015
NeuStar, Cl A* (A)	21,206	522
Oclaro* (A)	98,978	534
Open Text (A)	37,600	1,948
Orbotech*	47,900	1,139
OSI Systems* (A)	48,129	3,152
Pandora Media* (A)	20,688	185
PDF Solutions*	94,338	1,262
Perficient*	122,234	2,655
Photronics*	58,749	612
Plantronics	8,300	325
Progress Software*	7,668	185
Proofpoint*	67,073	3,607
Q2 Holdings*	11,190	269
QAD, Cl A	32,674	694
Qlik Technologies*	25,190	729
QuinStreet*	4,338	15
RetailMeNot* (A)	21,829	175
RingCentral, Cl A*	51,995	819
Rovi*	21,399	439
Rudolph Technologies*	13,643	186
Sanmina*	22,489	526
ShoreTel*	20,772	155
Silicon Graphics International* (A)	316,609	2,254
Silicon Laboratories*	28,907	1,300
SS&C Technologies Holdings	10,047	637
Stamps.com*	852	91
SuperCom* (A)	79,000	314
Sykes Enterprises*	19,654	593
Synaptics*	12,972	1,034
SYNNEX (A)	7,471	692

Description	Shares	Market Value ($ Thousands)
Take-Two Interactive Software, Cl A*	107,046	$4,032
Tech Data*	12,871	988
TeleTech Holdings	2,988	83
Tessera Technologies	4,570	142
Ultimate Software Group*	4,113	796
Ultratech* (A)	67,390	1,472
United Online*	7,788	90
VeriFone Holdings*	12,720	359
Viavi Solutions*	74,953	514
Xcerra*	100,052	652
Zendesk* (A)	7,471	156

		103,472

Materials — 3.0%
AEP Industries	721	48
Allegheny Technologies (A)	35,100	572
American Vanguard, Cl B (A)	32,800	518
Berry Plastics Group*	106,796	3,861
Cabot	22,091	1,068
Carpenter Technology (A)	15,000	513
FMC	11,000	444
FutureFuel (A)	3,082	36
Graphic Packaging Holding	42,000	540
Headwaters, Cl A*	61,394	1,218
Innospec	2,015	87
LSB Industries*	96,467	1,230
Neenah Paper, Cl A	2,857	182
PolyOne	73,137	2,212
Schweitzer-Mauduit International	25,240	794
Sensient Technologies	7,920	503
Stepan	1,464	81
Summit Materials, Cl A* (A)	34,052	662
United States Steel	59,564	956
US Concrete*	11,490	685
Worthington Industries	7,000	249

		16,459

Telecommunication Services — 0.4%
8x8*	19,315	194
Boingo Wireless*	30,398	235
Cincinnati Bell, Cl A*	17,877	69
IDT, Cl B	4,288	67
Inteliquent	25,369	407
Iridium Communications* (A)	55,400	436
Telephone & Data Systems	19,091	574
Vonage Holdings*	94,889	434

		2,416

Utilities — 2.9%
ALLETE	26,260	1,473
Cadiz* (A)	46,300	242
California Water Service Group, Cl A (A)	56,669	1,514

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

March 31, 2016

Description	Shares/ Number of Rights/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Chesapeake Utilities (A)	24,252	$1,527
Laclede Group	48,138	3,261
ONE Gas (A)	1,098	67
PNM Resources	120,533	4,064
Portland General Electric (A)	91,307	3,606
South Jersey Industries, Cl A	18,702	532

		16,286

Total Common Stock (Cost $499,572) ($ Thousands)		521,979

EXCHANGE TRADED FUND — 0.4%

Financials — 0.4%
iShares Russell 2000 Value ETF	24,500	2,284

Total Exchange Traded Fund (Cost $2,210) ($ Thousands)		2,284

RIGHTS — 0.0%

United States — 0.0%
Allos Therapeutics‡‡	46	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 12.0%
SEI Liquidity Fund, L.P.
0.380%**† (B)	66,530,189	66,530

Total Affiliated Partnership (Cost $66,530) ($ Thousands)		66,530

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.427%, 08/18/2016 (C) (D)	$1,200	1,198

Total U.S. Treasury Obligation (Cost $1,198) ($ Thousands)		1,198

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	29,293,875	29,294

Total Cash Equivalent (Cost $29,294) ($ Thousands)		29,294

Total Investments — 111.8% (Cost $598,804) ($ Thousands)		$621,285

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	124	Jun-2016	$644

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $555,856 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

‡‡	Expiration date unavailable.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (See Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2016 (See Note 10). The total market value of securities on loan at March 31, 2016 was $65,235 ($Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (See Note 10). The total market value of such securities as of March 31, 2016 was $66,530 ($Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2016

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$521,979	$—	$—	$521,979
Exchange Traded Fund	2,284	—	—	2,284
Affiliated Partnership	—	66,530	—	66,530
Rights	—	—	—	—
U.S. Treasury Obligation	—	1,198	—	1,198
Cash Equivalent	29,294	—	—	29,294

Total Investments in Securities	$553,557	$67,728	$—	$621,285

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$644	$—	$—	$644

Total Other Financial Instruments	$644	$—	$—	$644

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.5%

Consumer Discretionary — 9.9%
Abercrombie & Fitch, Cl A (A)	65,966	$2,080
American Axle & Manufacturing Holdings*	33,900	522
Big 5 Sporting Goods	25,362	282
Big Lots (A)	24,458	1,108
Bright Horizons Family Solutions*	6,798	440
Brinker International (A)	25,313	1,163
CalAtlantic Group (A)	15,234	509
Callaway Golf	88,642	808
Carmike Cinemas*	54,232	1,629
ClubCorp Holdings	49,238	691
Cooper Tire & Rubber (A)	11,003	407
Cooper-Standard Holding*	18,173	1,305
CROCS* (A)	40,900	393
CSS Industries	19,629	548
Dana Holding	42,579	600
Deckers Outdoor* (A)	3,731	223
Destination XL Group* (A)	44,600	231
Fiesta Restaurant Group*	10,756	353
Finish Line, Cl A	21,700	458
GameStop, Cl A	7,300	232
Genesco* (A)	14,819	1,071
Group 1 Automotive	3,600	211
Haverty Furniture	9,400	199
Helen of Troy* (A)	8,015	831
Libbey	101,216	1,883
Lithia Motors, Cl A	9,616	840
Marriott Vacations Worldwide (A)	17,843	1,204
Matthews International, Cl A (A)	27,020	1,391
MDC Partners, Cl A	188,921	4,459
Meritage Homes*	7,800	284
Nexstar Broadcasting Group, Cl A (A)	12,410	549
Outerwall (A)	6,400	237
Pool (A)	10,795	947
Rent-A-Center (A)	22,000	349
Select Comfort* (A)	27,700	537
Sequential Brands Group* (A)	89,081	569
Shoe Carnival	7,100	191
Six Flags Entertainment	22,218	1,233
Smith & Wesson Holding* (A)	24,251	646
SodaStream International* (A)	50,972	718
Sonic Automotive, Cl A	14,700	272
Stage Stores (A)	40,915	330
Steven Madden* (A)	25,022	927
Stoneridge*	23,900	348
Texas Roadhouse, Cl A (A)	21,315	929
Vera Bradley*	21,900	445
Vista Outdoor*	16,120	837
Wendy’s (A)	84,744	923

		37,342

Description	Shares	Market Value ($ Thousands)
Consumer Staples — 3.4%
Andersons (A)	28,606	$899
B&G Foods, Cl A (A)	24,131	840
Dean Foods	34,487	597
Fresh Del Monte Produce	12,890	542
Freshpet* (A)	49,768	365
Ingles Markets, Cl A	14,834	556
John B Sanfilippo & Son	4,918	340
Landec* (A)	141,074	1,481
Omega Protein*	74,753	1,266
Pinnacle Foods	21,405	956
Sanderson Farms (A)	20,031	1,807
SpartanNash	45,842	1,390
SUPERVALU*	120,457	694
Universal (A)	15,000	852
Weis Markets	4,700	212

		12,797

Energy — 5.4%
Alon USA Energy	41,641	430
Ardmore Shipping (A)	84,361	713
Bill Barrett* (A)	156,731	975
Bristow Group (A)	8,000	151
CARBO Ceramics (A)	83,341	1,183
Carrizo Oil & Gas* (A)	35,171	1,088
Concho Resources* (A)	10,376	1,048
Dawson Geophysical*	8,812	40
DHT Holdings	43,900	253
Green Plains	9,700	155
Gulfport Energy*	34,600	981
Matrix Service*	26,600	471
Navigator Holdings*	37,469	605
Northern Oil And Gas* (A)	36,400	145
Oil States International* (A)	17,885	564
Pacific Ethanol* (A)	163,253	764
Patterson-UTI Energy (A)	32,715	576
PBF Energy, Cl A	76,803	2,550
Scorpio Tankers (A)	228,100	1,330
Southwestern Energy* (A)	36,223	292
StealthGas*	108,300	382
Superior Energy Services	50,820	680
Teekay Tankers, Cl A (A)	78,665	289
TETRA Technologies*	175,574	1,115
Tidewater, Cl A (A)	183,577	1,254
Westmoreland Coal* (A)	98,300	709
World Fuel Services	33,584	1,632

		20,375

Financials — 34.6%
1st Source	14,280	455
Affiliated Managers Group* (A)	5,558	903
Agree Realty‡ (A)	23,175	892

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Alexandria Real Estate Equities‡ (A)	1,000	$91
American Equity Investment Life Holding	24,109	405
American Homes 4 Rent, Cl A‡	51,329	816
AmTrust Financial Services	11,200	290
Anworth Mortgage Asset‡	126,461	589
Apartment Investment & Management, Cl A‡	2,553	107
Apollo Commercial Real Estate Finance‡ (A)	19,300	315
Argo Group International Holdings	22,038	1,265
ARMOUR Residential, Cl REIT‡ (A)	17,545	378
Ashford*	509	23
Ashford Hospitality Prime‡ (A)	32,573	380
Ashford Hospitality Trust‡ (A)	103,152	658
Aspen Insurance Holdings	16,741	799
Banc of California	17,800	312
Banco Latinoamericano de Exportaciones, Cl E	31,400	761
Berkshire Hills Bancorp	19,546	526
BGC Partners, Cl A	122,404	1,108
BlackRock Capital Investment	72,054	678
Brandywine Realty Trust‡ (A)	24,200	340
Brixmor Property Group‡	2,550	65
Camden National	10,400	437
Camden Property Trust‡ (A)	475	40
Capitol Federal Financial (A)	71,595	949
Cash America International (A)	12,147	469
CatchMark Timber Trust, Cl A‡ (A)	144,645	1,567
CBL & Associates Properties‡	28,700	342
Cedar Realty Trust‡	238,567	1,725
Central Pacific Financial	100,049	2,178
Chatham Lodging Trust‡	24,600	527
Chesapeake Lodging Trust‡ (A)	24,990	661
CNO Financial Group (A)	218,853	3,922
Colony Starwood Homes‡ (A)	113,334	2,805
Columbia Banking System (A)	73,712	2,205
Community Trust Bancorp	14,480	511
Customers Bancorp*	64,300	1,519
CYS Investments‡ (A)	45,374	369
DuPont Fabros Technology‡	21,706	880
Dynex Capital‡	83,469	555
Employers Holdings	73,159	2,059
Endurance Specialty Holdings	20,182	1,319
Enterprise Financial Services	4,550	123
EPR Properties, Cl A‡ (A)	45,058	3,002
Equity Commonwealth*‡	71,225	2,010
Equity One, Cl A‡	12,064	346
EverBank Financial, Cl A (A)	46,210	697
Evercore Partners, Cl A	16,794	869
Everest Re Group	2,920	577
FBR	49,200	890
Federal Agricultural Mortgage, Cl C	16,494	622
FelCor Lodging Trust‡ (A)	93,179	757

Description	Shares	Market Value ($ Thousands)
First Busey	17,533	$359
First Commonwealth Financial (A)	182,254	1,615
First Community Bancshares	24,295	482
First Foundation*	16,900	379
First Interstate BancSystem, Cl A (A)	23,250	654
Flushing Financial	29,300	633
FNB (Pennsylvania) (A)	19,650	256
FNFV Group*	61,500	667
Forest City Realty Trust, Cl A‡	39,325	829
Franklin Street Properties‡	112,407	1,193
Fulton Financial (A)	167,050	2,235
Gaming and Leisure Properties‡ (A)	44,723	1,383
GEO Group‡	88,800	3,079
Gladstone Commercial‡	37,317	611
Gramercy Property Trust‡ (A)	168,979	1,428
Great Western Bancorp	42,179	1,150
Green Dot, Cl A* (A)	133,571	3,068
Hancock Holding, Cl A (A)	52,103	1,196
Hanover Insurance Group, Cl A	39,262	3,542
Hercules Technology Growth Capital, Cl A	37,894	455
Hersha Hospitality Trust, Cl A‡ (A)	87,074	1,858
Highwoods Properties‡ (A)	21,772	1,041
Hospitality Properties Trust‡ (A)	12,900	343
Howard Hughes* (A)	13,511	1,431
IBERIABANK	25,857	1,326
Infinity Property & Casualty	4,236	341
International Bancshares (A)	26,800	661
Investors Bancorp	196,931	2,292
Kearny Financial	38,000	469
Kemper, Cl A (A)	54,900	1,623
Kennedy-Wilson Holdings (A)	69,016	1,511
Liberty Property Trust‡	1,150	38
Mack-Cali Realty‡ (A)	15,200	357
Maiden Holdings (A)	188,437	2,438
MainSource Financial Group	32,593	687
MB Financial (A)	24,311	789
Medical Properties Trust‡ (A)	74,492	967
Meridian Bancorp	106,900	1,488
MFA Financial‡ (A)	45,000	308
Mortgage Investment Trust‡	31,051	406
National Bank Holdings, Cl A	71,890	1,466
National Health Investors‡	7,454	496
Nelnet, Cl A	18,916	745
New Residential Investment‡	31,400	365
Northfield Bancorp (A)	125,367	2,061
OceanFirst Financial	24,200	428
OFG Bancorp (A)	409,011	2,859
Old National Bancorp, Cl A (A)	92,000	1,121
Oppenheimer Holdings, Cl A	11,000	174
PacWest Bancorp (A)	38,520	1,431
PennyMac Mortgage Investment Trust‡	18,700	255
Piedmont Office Realty Trust, Cl A‡	25,550	519

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Piper Jaffray*	14,622	$725
Popular	62,900	1,800
Post Properties‡ (A)	550	33
Preferred Bank	4,500	136
Primerica (A)	9,600	428
PrivateBancorp, Cl A (A)	12,652	488
QTS Realty Trust, Cl A‡ (A)	26,527	1,257
Radian Group	30,107	373
Regency Centers‡ (A)	881	66
Republic Bancorp, Cl A	16,500	426
Retail Opportunity Investments‡ (A)	1,900	38
Select Income‡	35,300	814
Selective Insurance Group	32,465	1,189
Seritage Growth Properties‡	24,600	1,229
SLM*	62,872	400
Starwood Property Trust‡	79,897	1,512
State Bank Financial (A)	85,600	1,691
Summit Hotel Properties‡	78,954	945
Sunstone Hotel Investors‡	1,383	19
TCF Financial	128,837	1,580
THL Credit	55,928	606
Tompkins Financial (A)	8,000	512
TriCo Bancshares	6,650	168
Two Harbors Investment‡ (A)	52,900	420
Union Bankshares	18,400	453
United Community Banks	69,000	1,274
United Fire Group	9,380	411
United Insurance Holdings	19,911	383
Validus Holdings	27,291	1,288
Walker & Dunlop* (A)	1,500	36
Webster Financial (A)	27,435	985
WesBanco (A)	10,000	297
Western Alliance Bancorp*	48,055	1,604
Western Asset Mortgage Capital‡ (A)	41,719	419
Wintrust Financial	19,045	844
World Acceptance* (A)	5,149	195
Yadkin Financial	53,743	1,272

		130,912

Health Care — 6.3%
Accuray*	300,721	1,738
Air Methods* (A)	27,882	1,010
Alere*	7,000	354
Amsurg* (A)	14,869	1,109
Analogic (A)	21,153	1,671
Community Health Systems* (A)	76,640	1,419
Cynosure, Cl A* (A)	16,055	708
Emergent BioSolutions*	30,753	1,118
Exactech*	12,600	255
Globus Medical, Cl A* (A)	40,774	968
Integra LifeSciences Holdings* (A)	34,638	2,333
Kindred Healthcare	126,674	1,564

Description	Shares	Market Value ($ Thousands)
Lannett* (A)	21,364	$383
LHC Group*	9,111	324
LifePoint Hospitals*	8,400	582
Ligand Pharmaceuticals* (A)	30,092	3,223
Luminex*	17,283	335
Magellan Health*	7,385	502
Nuvectra*	—	—
PDL BioPharma	112,744	376
PerkinElmer	7,138	353
PharMerica*	21,876	484
Prestige Brands Holdings, Cl A*	15,910	850
SciClone Pharmaceuticals*	9,400	103
Select Medical Holdings (A)	29,500	348
Trinity Biotech ADR	125,200	1,460
Triple-S Management, Cl B*	16,694	415

		23,985

Industrials — 15.3%
AAR (A)	20,200	470
Acacia Research	277,393	1,051
ACCO Brands*	285,859	2,567
Actuant, Cl A (A)	23,044	569
Aegion, Cl A*	35,700	753
Air Transport Services Group*	50,500	777
Aircastle (A)	20,300	451
Alamo Group	5,400	301
Alaska Air Group (A)	4,500	369
American Railcar Industries (A)	5,800	236
ARC Document Solutions*	96,637	435
ArcBest	9,200	199
Atlas Air Worldwide Holdings*	48,212	2,038
Babcock & Wilcox Enterprises*	40,105	858
Barnes Group	31,420	1,101
Beacon Roofing Supply* (A)	21,233	871
Briggs & Stratton (A)	17,900	428
BWX Technologies, Cl W	56,627	1,900
CEB (A)	5,770	373
Celadon Group (A)	18,300	192
Covanta Holding	33,200	560
Crane, Cl A	19,781	1,065
Deluxe (A)	8,100	506
DXP Enterprises*	19,896	349
EMCOR Group	31,850	1,548
Engility Holdings*	41,755	783
Ennis	31,957	625
Essendant (A)	6,500	208
Forward Air (A)	23,246	1,053
FreightCar America, Cl A	82,709	1,289
Generac Holdings* (A)	22,839	851
Genesee & Wyoming, Cl A* (A)	18,271	1,146
Great Lakes Dredge & Dock* (A)	488,300	2,178
H&E Equipment Services	27,448	481

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Hawaiian Holdings* (A)	18,300	$864
Hillenbrand (A)	10,600	317
Hyster-Yale Materials Handling	16,739	1,115
ICF International, Cl A*	61,253	2,105
ITT	27,429	1,012
JetBlue Airways* (A)	20,636	436
Kadant	13,205	596
Kaman, Cl A (A)	16,979	725
KAR Auction Services	39,486	1,506
KBR	34,500	534
Keyw Holding, Cl A* (A)	98,000	651
LB Foster, Cl A	56,873	1,033
Matson	11,167	449
Meritor*	65,368	527
Navigant Consulting*	24,108	381
Orion Marine Group* (A)	182,600	946
Primoris Services (A)	32,900	799
Proto Labs*	14,694	1,133
Quad	18,500	239
Regal Beloit (A)	16,587	1,046
RR Donnelley & Sons	18,986	311
Scorpio Bulkers*	1	—
Skywest (A)	41,622	832
Standex International	13,416	1,044
TAL International Group (A)	10,400	161
Teledyne Technologies* (A)	14,568	1,284
Titan Machinery*	106,137	1,227
Triumph Group (A)	86,901	2,736
Tutor Perini* (A)	112,087	1,742
Universal Forest Products	5,120	439
VSE	3,500	238
Wabash National* (A)	40,100	529
Wesco Aircraft Holdings* (A)	170,106	2,448

		57,986

Information Technology — 13.0%
ACI Worldwide* (A)	62,637	1,302
Amkor Technology* (A)	158,775	935
Applied Micro Circuits* (A)	123,521	798
Benchmark Electronics*	53,334	1,229
Black Box	68,208	919
Blackbaud, Cl A (A)	12,840	808
CACI International, Cl A*	11,830	1,262
Ciber*	226,900	479
Coherent*	6,727	618
CommVault Systems*	17,985	776
comScore* (A)	14,305	430
Convergys	98,690	2,741
CSG Systems International	13,339	602
Cypress Semiconductor (A)	48,401	419
Digi International*	75,970	716
ePlus* (A)	2,800	225

Description	Shares	Market Value ($ Thousands)
Exar* (A)	304,100	$1,749
ExlService Holdings*	15,714	814
Fabrinet*	15,612	505
Finisar*	28,346	517
IAC	12,688	597
Inphi*	15,139	505
Insight Enterprises*	33,884	971
InterDigital	11,815	658
j2 Global	25,149	1,549
Kulicke & Soffa Industries*	29,000	328
Littelfuse	11,769	1,449
MaxLinear, Cl A*	41,396	766
Mentor Graphics	15,600	317
Mercury Systems*	29,980	609
Microsemi* (A)	24,109	924
MoneyGram International*	26,500	162
Monolithic Power Systems (A)	8,770	558
Multi-Fineline Electronix*	15,337	356
NeoPhotonics*	33,057	464
NETGEAR*	37,845	1,528
NeuStar, Cl A* (A)	15,747	387
Open Text	19,910	1,031
Orbotech*	16,373	389
OSI Systems* (A)	35,715	2,339
Photronics*	57,743	601
Plantronics (A)	13,169	516
QAD, Cl A	34,400	731
QLogic*	60,240	810
Qorvo* (A)	15,417	777
Sanmina*	55,105	1,288
Silicon Graphics International* (A)	225,114	1,603
SuperCom* (A)	86,200	343
Sykes Enterprises*	28,036	846
SYNNEX (A)	15,760	1,459
Take-Two Interactive Software, Cl A*	47,676	1,796
Tech Data*	15,103	1,160
TeleTech Holdings (A)	21,611	600
Tessera Technologies	14,491	449
Ultratech*	63,471	1,386
Viavi Solutions*	53,280	366
Xcerra*	106,900	697

		49,159

Materials — 3.8%
Allegheny Technologies	38,735	632
American Vanguard, Cl B	21,498	339
Cabot	42,128	2,036
Carpenter Technology (A)	16,400	561
Clearwater Paper*	10,489	509
Compass Minerals International, Cl A (A)	9,629	682
Domtar	7,700	312
FMC (A)	29,434	1,188

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Glatfelter	14,800	$307
Headwaters, Cl A*	43,110	855
Huntsman	36,026	479
Innospec	22,958	996
LSB Industries* (A)	69,387	885
Neenah Paper, Cl A	500	32
Schweitzer-Mauduit International	50,258	1,582
Sensient Technologies (A)	8,348	530
Silgan Holdings (A)	27,729	1,474
United States Steel (A)	49,414	793

		14,192

Telecommunication Services — 0.6%
Atlantic Telegraph-Network (A)	4,863	369
Inteliquent	35,000	562
Iridium Communications* (A)	137,000	1,078
Vonage Holdings*	86,726	396

		2,405

Utilities — 4.2%
ALLETE (A)	21,493	1,205
Avista (A)	13,700	559
Black Hills, Cl A	7,100	427
Cadiz* (A)	50,400	263
California Water Service Group, Cl A (A)	35,710	954
Chesapeake Utilities (A)	24,405	1,537
Laclede Group (A)	27,070	1,834
Piedmont Natural Gas	5,877	352
Pinnacle West Capital	6,076	456
PNM Resources	95,237	3,211
Portland General Electric	92,696	3,661
South Jersey Industries, Cl A (A)	19,571	557
Southwest Gas	13,431	884

		15,900

Total Common Stock (Cost $332,295) ($ Thousands)		365,053

EXCHANGE TRADED FUND — 0.5%

Exchange Traded Fund — 0.5%
iShares Russell 2000 Value ETF	21,450	1,999

Total Exchange Traded Fund (Cost $1,934) ($ Thousands)		1,999

AFFILIATED PARTNERSHIP — 38.4%
SEI Liquidity Fund, L.P.
0.380% **† (B)	145,351,315	145,351

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Affiliated Partnership (Cost $145,351) ($ Thousands)		$145,351

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.411%, 08/18/2016 (C)	$375	375

Total U.S. Treasury Obligation (Cost $375) ($ Thousands)		375

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	11,812,024	11,812

Total Cash Equivalent (Cost $11,812) ($ Thousands)		11,812

Total Investments — 138.6% (Cost $491,767) ($ Thousands)		$524,590

Percentages are based on a Net Assets of $378,407 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $142,235 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $145,351 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$365,053	$—	$—	$365,053
Exchange Traded Fund	1,999	—	—	1,999
Affiliated Partnership	—	145,351	—	145,351
U.S. Treasury Obligation	—	375	—	375
Cash Equivalent	11,812	—	—	11,812

Total Investments in Securities	$378,864	$145,726	$—	$524,590

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2016

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.5%

Consumer Discretionary — 18.9%
2U* (A)	71,987	$1,627
American Axle & Manufacturing Holdings*	17,324	267
American Eagle Outfitters	13,820	230
Arctic Cat (A)	22,117	372
Big Lots	6,311	286
Boot Barn Holdings* (A)	44,022	414
Bright Horizons Family Solutions*	52,353	3,391
Buffalo Wild Wings*	4,065	602
Burlington Stores*	5,032	283
Callaway Golf	37,737	344
Carmike Cinemas*	44,070	1,324
Carriage Services (A)	42,560	920
Cavco Industries*	5,901	551
Children’s Place	3,530	295
Chuy’s Holdings*	12,403	385
Cooper-Standard Holding*	3,402	244
Core-Mark Holding, Cl A (A)	30,448	2,483
Dave & Buster’s Entertainment*	42,759	1,658
Del Frisco’s Restaurant Group*	59,107	980
Diamond Resorts International* (A)	67,943	1,651
Dorman Products* (A)	14,162	771
Dunkin’ Brands Group (A)	12,398	585
Express*	38,668	828
Fenix Parts* (A)	70,449	324
Fiesta Restaurant Group*	36,298	1,190
Five Below* (A)	48,857	2,020
Francesca’s Holdings*	3,300	63
G-III Apparel Group*	16,422	803
Grand Canyon Education*	17,647	754
Gray Television*	118,120	1,384
Helen of Troy*	16,836	1,746
Hibbett Sports* (A)	28,164	1,011
IMAX* (A)	24,802	771
Jack in the Box	21,423	1,368
Kate Spade*	12,039	307
Lithia Motors, Cl A	17,080	1,492
Malibu Boats, Cl A*	20,304	333
MarineMax*	15,847	309
MDC Partners, Cl A	119,379	2,817
Monro Muffler	22,480	1,607
Motorcar Parts of America*	39,845	1,513
National CineMedia	187,083	2,846
Nautilus*	76,901	1,486
Nutrisystem	13,973	292
Ollie’s Bargain Outlet Holdings* (A)	28,178	660
Outerwall	7,265	269
Papa Murphy’s Holdings* (A)	28,313	338
Planet Fitness, Cl A*	39,408	640
Pool	13,018	1,142
Sally Beauty Holdings* (A)	20,156	653
Six Flags Entertainment (A)	5,023	279

Description	Shares	Market Value ($ Thousands)
Smith & Wesson Holding*	10,914	$291
Steven Madden*	23,096	855
Tempur-Pedic International*	18,793	1,142
Tenneco*	2,822	145
Texas Roadhouse, Cl A	13,862	604
Tile Shop Holdings* (A)	47,038	701
Tumi Holdings* (A)	17,221	462
Visteon	2,255	179
Wayfair, Cl A* (A)	12,905	558
William Lyon Homes, Cl A*	69,461	1,006
Winmark	5,247	514
Wolverine World Wide	46,391	855
Zoe’s Kitchen* (A)	15,146	591

		56,810

Consumer Staples — 2.4%
Amplify Snack Brands*	65,029	931
Chefs’ Warehouse Holdings*	32,217	654
Dean Foods (A)	15,267	264
Freshpet*	39,134	287
John B Sanfilippo & Son	6,214	429
Post Holdings*	4,451	306
Primo Water*	46,147	466
Spectrum Brands Holdings	21,998	2,404
WD-40	12,842	1,387

		7,129

Energy — 1.8%
Carrizo Oil & Gas*	40,280	1,246
Dril-Quip*	5,565	337
Evolution Petroleum	188,027	914
Matador Resources* (A)	24,826	471
Oil States International*	11,834	373
Prothena* (A)	10,206	420
RigNet, Cl A*	47,497	650
Synergy Resources* (A)	44,834	348
US Silica Holdings (A)	19,250	437
Western Refining	10,279	299

		5,495

Financials — 6.4%
Bank of the Ozarks	21,319	895
Capital Bank Financial, Cl A (A)	7,584	234
CoreSite Realty‡	8,237	577
Eagle Bancorp*	23,811	1,143
Easterly Acquisition*	24,712	245
Evercore Partners, Cl A	10,115	523
Financial Engines (A)	29,522	928
Great Western Bancorp	10,760	293
Houlihan Lokey, Cl A	19,877	495
IBERIABANK	4,834	248
Jernigan Capital‡ (A)	22,295	348

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
LaSalle Hotel Properties‡	45,595	$1,154
LendingTree*	3,372	330
National General Holdings (A)	91,017	1,965
National Storage Affiliates Trust‡ (A)	74,845	1,587
Opus Bank	22,625	769
Pace Holdings*	27,968	279
PennantPark Investment	99,538	603
PrivateBancorp, Cl A	10,649	411
Signature Bank NY, Cl B*	7,801	1,062
Sovran Self Storage‡	2,453	289
Stifel Financial*	9,366	277
SVB Financial Group, Cl B*	4,763	486
United Community Banks	62,453	1,154
Universal Insurance Holdings	14,917	266
Value Creation*	145,600	59
Western Alliance Bancorp*	26,092	871
Wintrust Financial	21,987	975
WisdomTree Investments (A)	58,634	670

		19,136

Health Care — 19.9%
ABIOMED*	22,451	2,129
Acadia Healthcare, Cl A* (A)	30,438	1,677
Accelerate Diagnostics*	20,046	288
Adamas Pharmaceuticals*	18,095	262
Aimmune Therapeutics*	9,003	122
Akorn*	11,605	273
Alder Biopharmaceuticals*	11,687	286
Align Technology*	8,893	646
AMAG Pharmaceuticals* (A)	37,259	872
Amicus Therapeutics* (A)	46,769	395
AMN Healthcare Services* (A)	102,013	3,429
Amsurg*	29,973	2,236
Anacor Pharmaceuticals*	8,145	435
BioDelivery Sciences International*	230,768	745
Bluebird Bio* (A)	7,198	306
Cambrex*	57,047	2,510
Capital Senior Living*	65,033	1,204
Castlight Health, Cl B* (A)	113,098	377
Celator Pharmaceuticals*	31,713	350
Chimerix*	54,210	277
Collegium Pharmaceutical* (A)	13,093	238
Concert Pharmaceuticals* (A)	4,867	66
Cynosure, Cl A*	33,374	1,472
Cytokinetics*	27,205	192
DBV Technologies ADR* (A)	19,699	641
DENTSPLY SIRONA	7,576	467
DexCom*	16,952	1,151
Diplomat Pharmacy*	17,428	478
Emergent BioSolutions*	8,000	291
Endologix* (A)	53,106	444
FibroGen*	18,708	398

Description	Shares	Market Value ($ Thousands)
Five Prime Therapeutics* (A)	8,142	$331
Flamel Technologies ADR* (A)	108,879	1,202
Glaukos* (A)	8,399	142
Globus Medical, Cl A* (A)	46,802	1,112
GW Pharmaceuticals ADR*	3,419	247
Hill-Rom Holdings	6,199	312
ICON* (A)	9,602	721
ICU Medical*	3,395	353
INC Research Holdings, Cl A*	28,192	1,162
Integra LifeSciences Holdings* (A)	17,543	1,182
K2M Group Holdings*	32,653	484
Kite Pharma*	5,693	261
LDR Holding* (A)	36,470	930
Lexicon Pharmaceuticals*	28,198	337
Ligand Pharmaceuticals* (A)	25,617	2,743
Lipocine* (A)	18,235	185
LivaNova* (A)	6,000	324
Loxo Oncology*	11,299	309
Marinus Pharmaceuticals* (A)	69,100	372
Masimo*	6,000	251
Medicines* (A)	6,330	201
Merit Medical Systems*	14,855	275
Molina Healthcare* (A)	40,298	2,599
Myriad Genetics* (A)	7,551	283
National Research, Cl A (A)	20,395	317
Natus Medical*	22,674	871
NeoGenomics*	137,076	924
Neurocrine Biosciences*	18,533	733
Neuroderm* (A)	23,089	326
Nevro*	26,080	1,467
Novadaq Technologies*	35,422	393
Omeros*	17,883	274
Omnicell*	27,706	772
Ophthotech*	4,662	197
Otonomy*	17,505	261
OvaScience*	30,802	292
Pacific Biosciences of California* (A)	32,422	276
Penumbra* (A)	8,644	398
Premier, Cl A*	13,419	448
Prestige Brands Holdings, Cl A*	27,682	1,478
Quidel* (A)	21,713	375
Radius Health* (A)	8,813	277
Repligen*	17,264	463
Revance Therapeutics* (A)	18,674	326
Sage Therapeutics* (A)	7,777	249
SciClone Pharmaceuticals*	28,895	318
Spark Therapeutics* (A)	7,673	226
Spectranetics* (A)	35,609	517
STERIS (A)	22,602	1,606
Supernus Pharmaceuticals*	55,729	850
Surgical Care Affiliates*	12,033	557
TESARO* (A)	15,114	665

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
TherapeuticsMD* (A)	40,533	$259
Trevena*	29,075	240
Trupanion* (A)	39,903	393
Ultragenyx Pharmaceutical*	5,005	317
Versartis* (A)	39,463	317
Vocera Communications*	86,948	1,109
Xencor*	27,490	369

		59,835

Industrials — 16.1%
ABM Industries	8,998	291
American Woodmark*	16,807	1,254
Apogee Enterprises	63,212	2,774
Astec Industries	14,356	670
Builders FirstSource*	28,628	323
Carlisle	8,288	825
CEB	17,584	1,138
Clean Harbors*	30,265	1,493
Comfort Systems USA	15,090	479
Curtiss-Wright	149	11
Deluxe (A)	12,563	785
Dycom Industries* (A)	39,998	2,587
Energy Recovery*	28,560	295
Exponent	21,244	1,084
Forward Air	22,684	1,028
Genesee & Wyoming, Cl A*	12,078	757
Gibraltar Industries*	9,645	276
H&E Equipment Services	48,935	858
Hawaiian Holdings*	7,861	371
Heartland Express (A)	59,649	1,107
Heico, Cl A	25,245	1,202
HEICO (A)	4,750	286
Heritage-Crystal Clean*	113,138	1,125
Hexcel, Cl A	17,166	750
Huron Consulting Group* (A)	23,819	1,386
IDEX	9,592	795
InnerWorkings* (A)	64,644	514
John Bean Technologies, Cl A	12,176	687
Kennametal (A)	22,454	505
Kirby*	32,999	1,990
Lincoln Electric Holdings	5,911	346
MasTec*	53,562	1,084
Matson	8,251	331
Middleby*	4,118	440
MSC Industrial Direct, Cl A	8,425	643
Multi-Color	5,603	299
On Assignment*	55,829	2,061
Park-Ohio Holdings	18,190	779
Patrick Industries*	12,786	580
Paylocity Holding* (A)	29,839	977
PGT* (A)	40,235	396
Proto Labs* (A)	6,057	467

Description	Shares	Market Value ($ Thousands)
RBC Bearings*	8,608	$631
Ritchie Bros. Auctioneers (A)	20,393	552
Roadrunner Transportation Systems*	32,205	401
Saia*	10,489	295
SP Plus*	51,350	1,236
Steelcase, Cl A	79,790	1,191
Swift Transportation, Cl A*	65,027	1,211
Taser International* (A)	16,155	317
Tennant	17,795	916
TriNet Group*	51,865	744
TrueBlue*	48,689	1,273
United Rentals*	5,393	335
Viad	7,829	228
Virgin America*	1,097	42
Wabash National*	26,839	354
WageWorks*	38,103	1,928
WESCO International* (A)	8,498	465
XPO Logistics* (A)	10,754	330

		48,498

Information Technology — 27.6%
Acxiom*	61,431	1,317
Alarm.com Holdings*	19,559	464
Applied Optoelectronics* (A)	23,610	352
Aspen Technology*	32,210	1,164
Atlassian, Cl A* (A)	12,401	312
Autobytel*	15,557	270
Barracuda Networks* (A)	28,249	435
Blackbaud, Cl A	33,723	2,121
Blackhawk Network Holdings, Cl A*	30,306	1,039
Booz Allen Hamilton Holding, Cl A	34,604	1,048
BroadSoft* (A)	8,387	338
CACI International, Cl A*	2,677	286
CalAmp*	214,930	3,854
Callidus Software*	122,079	2,036
Carbonite* (A)	86,690	691
Cardtronics* (A)	29,858	1,075
Cass Information Systems (A)	17,229	902
Cavium*	23,789	1,455
ChannelAdvisor*	75,415	848
Ciena* (A)	48,516	923
Cimpress* (A)	18,467	1,675
Coherent*	18,108	1,664
comScore* (A)	10,052	302
Cornerstone OnDemand* (A)	49,347	1,617
CoStar Group*	3,178	598
Cray* (A)	6,352	266
CSG Systems International (A)	32,147	1,452
Demandware* (A)	11,362	444
Descartes Systems Group*	15,735	307
DTS*	15,646	341
EarthLink Holdings	9,903	56

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Electronics For Imaging*	5,371	$228
Envestnet* (A)	11,826	322
EPAM Systems*	4,376	327
Euronet Worldwide*	35,928	2,663
Exa*	56,237	728
ExlService Holdings*	7,552	391
Five9*	30,149	268
Fleetmatics Group* (A)	10,379	422
Forrester Research	11,076	372
Fortinet*	9,950	305
Globant* (A)	15,079	465
GoDaddy, Cl A* (A)	9,197	297
Guidewire Software, Cl Z*	43,908	2,392
Hackett Group	85,410	1,291
Heartland Payment Systems	10,379	1,002
HubSpot* (A)	28,237	1,232
Imperva* (A)	7,896	399
Infoblox*	54,001	923
Inphi*	10,308	344
Integrated Device Technology*	52,922	1,082
Littelfuse	19,905	2,450
LivePerson* (A)	80,250	469
LogMeIn* (A)	14,624	738
Lumentum Holdings*	47,557	1,283
M/A-COM Technology Solutions* (A)	7,525	329
Manhattan Associates*	26,406	1,502
Marketo* (A)	66,697	1,305
MAXIMUS	41,415	2,180
MaxLinear, Cl A*	35,176	651
Mellanox Technologies*	7,920	430
Mesa Laboratories (A)	3,255	314
Microsemi*	32,605	1,249
Monolithic Power Systems	39,119	2,490
Monotype Imaging Holdings	42,431	1,015
NeoPhotonics*	31,494	442
NETGEAR*	6,140	248
New Relic* (A)	11,587	302
Oclaro*	94,193	509
Pandora Media* (A)	31,159	279
Paycom Software* (A)	13,979	498
PDF Solutions*	75,691	1,013
Perficient*	61,022	1,325
PFSweb*	22,781	299
Proofpoint* (A)	53,644	2,885
Q2 Holdings*	71,173	1,711
Qlik Technologies*	13,818	400
RealPage* (A)	15,686	327
RingCentral, Cl A*	36,004	567
Rovi*	15,864	325
Rudolph Technologies*	18,184	248
SciQuest*	25,629	356
ShoreTel*	27,686	206

Description	Shares/ Number of Rights	Market Value ($ Thousands)
Shutterstock* (A)	10,143	$373
Silicon Laboratories*	13,478	606
SPS Commerce*	6,060	260
Stamps.com*	14,404	1,531
Stratasys* (A)	22,122	573
Super Micro Computer*	8,180	279
Synaptics*	13,621	1,086
Take-Two Interactive Software, Cl A*	37,977	1,431
Tyler Technologies*	13,292	1,709
Ultimate Software Group*	2,010	389
Universal Display* (A)	5,505	298
VeriFone Holdings*	9,033	255
WebMD Health, Cl A*	4,874	305
Zendesk* (A)	14,133	296

		82,842

Materials — 2.6%
Balchem	7,544	468
Berry Plastics Group*	98,257	3,552
LSB Industries*	21,870	279
Neenah Paper, Cl A	3,809	242
PolyOne	38,136	1,153
Summit Materials, Cl A* (A)	79,159	1,540
US Concrete* (A)	11,543	688

		7,921

Telecommunication Services — 0.8%
8x8*	176,205	1,772
Boingo Wireless*	40,516	313
Telephone & Data Systems	8,606	259

		2,344

Total Common Stock (Cost $300,495) ($ Thousands)		290,010

RIGHTS — 0.0%

United States — 0.0%
Durata Therapeutics CVR ‡‡	9	—
Dyax, Expires 12/31/2019	7	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 18.0%
SEI Liquidity Fund, L.P.
0.380% **† (B)	53,934,461	53,934

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2016

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Affiliated Partnership (Cost $53,934) ($ Thousands)		$53,934

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.433%, 08/18/2016 (C) (D)	$480	480

Total U.S. Treasury Obligation (Cost $479) ($ Thousands)		480

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	10,604,660	10,605

Total Cash Equivalent (Cost $10,605) ($ Thousands)		10,605

Total Investments — 118.2% (Cost $365,513) ($ Thousands)		$355,029

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	39	Jun-2016	$199

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $300,324 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡‡	Expiration date unavailable.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $53,035 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $53,934 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$289,951	$—	$59	$290,010
Affiliated Partnership	—	53,934	—	53,934
U.S. Treasury Obligation	—	480	—	480
Cash Equivalent	10,605	—	—	10,605

Total Investments in Securities	$300,556	$54,414	$59	$355,029

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$199	$—	$—	$199

Total Other Financial Instruments	$199	$—	$—	$199

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%

Consumer Discretionary — 13.5%
2U* (A)	57,588	$1,301
Abercrombie & Fitch, Cl A (A)	111,350	3,512
American Eagle Outfitters (A)	29,828	497
Aramark	54,097	1,792
Ascena Retail Group* (A)	38,709	428
Autoliv (A)	7,000	829
Beazer Homes USA, Cl A*	36,364	317
Big Lots (A)	53,307	2,414
Bright Horizons Family Solutions*	31,693	2,053
Brinker International (A)	31,976	1,469
Buffalo Wild Wings* (A)	5,699	844
Burlington Stores* (A)	15,948	897
Cablevision Systems, Cl A	41,101	1,356
Carter’s	2,200	232
Cato, Cl A (A)	9,700	374
Chico’s FAS	24,330	323
Children’s Place	8,175	682
Cooper Tire & Rubber (A)	27,347	1,012
Core-Mark Holding, Cl A (A)	9,829	802
Dave & Buster’s Entertainment*	33,214	1,288
Denny’s, Cl A*	32,085	332
Diamond Resorts International*	72,257	1,756
Dillard’s, Cl A (A)	2,522	214
Domino’s Pizza	8,893	1,173
DR Horton	7,350	222
Express*	34,468	738
Five Below*	44,916	1,857
Foot Locker, Cl A (A)	9,175	592
Francesca’s Holdings*	18,127	347
GameStop, Cl A (A)	25,798	819
Gannett (A)	43,155	653
Genesco* (A)	24,767	1,789
Goodyear Tire & Rubber (A)	20,773	685
Harman International Industries, Cl A	4,858	433
Hasbro (A)	8,180	655
Helen of Troy* (A)	9,229	957
Hooker Furniture (A)	10,815	355
Interpublic Group	48,781	1,120
J.C. Penney*	53,517	592
Jarden*	10,618	626
John Wiley & Sons, Cl A	7,029	344
Kate Spade*	14,037	358
Krispy Kreme Doughnuts*	33,528	523
Lear	15,285	1,699
Lithia Motors, Cl A	34,853	3,044
LKQ*	20,430	652
Marriott Vacations Worldwide	16,786	1,133
Mattel (A)	14,794	497
MDC Partners, Cl A (A)	135,452	3,197
Meredith (A)	12,635	600
Michael Kors Holdings* (A)	5,635	321

Description	Shares	Market Value ($ Thousands)
Michaels*	25,328	$708
Mohawk Industries*	1,400	267
Murphy USA*	12,773	785
National CineMedia	108,687	1,653
Newell Rubbermaid, Cl B (A)	17,223	763
Nexstar Broadcasting Group, Cl A (A)	20,328	900
NVR*	262	454
Ollie’s Bargain Outlet Holdings* (A)	40,289	944
Oxford Industries, Cl A	3,452	232
Panera Bread, Cl A* (A)	2,763	566
Penn National Gaming*	52,113	870
Planet Fitness, Cl A* (A)	78,574	1,276
Polaris Industries (A)	5,300	522
Pool (A)	32,128	2,819
Ruth’s Chris Steak House	18,304	337
Sally Beauty Holdings*	19,004	615
Select Comfort* (A)	6,139	119
Signet Jewelers	4,155	515
Six Flags Entertainment	45,162	2,506
Skechers U.S.A., Cl A*	19,536	595
Smith & Wesson Holding*	24,575	654
SodaStream International* (A)	71,054	1,000
TEGNA	18,864	443
Tempur Sealy International* (A)	14,700	894
Tenneco*	34,397	1,772
Texas Roadhouse, Cl A (A)	48,686	2,122
Tile Shop Holdings*	63,059	940
Ulta Salon Cosmetics & Fragrance*	4,115	797
Vail Resorts	7,682	1,027
Vista Outdoor*	24,615	1,278
Visteon	18,746	1,492
Wayfair, Cl A* (A)	12,441	538
Wendy’s (A)	231,107	2,517
Whirlpool (A)	5,200	938
Williams-Sonoma	8,650	474
World Wrestling Entertainment, Cl A	18,207	322
ZAGG*	30,832	278
Zoe’s Kitchen* (A)	28,595	1,115

		86,752

Consumer Staples — 3.4%
Andersons (A)	46,817	1,471
B&G Foods, Cl A (A)	24,026	836
Cal-Maine Foods (A)	6,074	315
Casey’s General Stores (A)	10,240	1,160
Chefs’ Warehouse Holdings* (A)	48,992	994
Dean Foods (A)	33,138	574
Energizer Holdings (A)	19,026	771
Fresh Del Monte Produce	10,000	421
Fresh Market*	17,502	499
Freshpet* (A)	94,767	695
Ingredion	27,141	2,898

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
J&J Snack Foods	7,030	$761
Kroger	19,039	728
Lancaster Colony (A)	2,331	258
Molson Coors Brewing, Cl B	6,535	629
Omega Protein*	86,559	1,466
Pilgrim’s Pride*	18,176	462
Pinnacle Foods	14,411	644
Post Holdings*	14,734	1,013
Rite Aid*	53,734	438
Sanderson Farms (A)	8,462	763
SpartanNash	14,576	442
Spectrum Brands Holdings	9,521	1,041
SUPERVALU*	131,977	760
SYSCO, Cl A (A)	10,784	504
TreeHouse Foods* (A)	5,261	456
USANA Health Sciences*	3,091	375
WhiteWave Foods, Cl A* (A)	20,031	814

		22,188

Energy — 4.1%
CARBO Ceramics (A)	98,511	1,399
Carrizo Oil & Gas* (A)	44,145	1,365
Concho Resources* (A)	20,638	2,085
DHT Holdings	50,676	292
Diamondback Energy, Cl A (A)	6,772	523
Dril-Quip* (A)	5,684	344
Forum Energy Technologies* (A)	31,746	419
Matador Resources* (A)	34,174	648
Newfield Exploration*	18,773	624
Noble	97,850	1,013
Oasis Petroleum*	62,111	452
Oil States International*	49,180	1,550
Patterson-UTI Energy	70,106	1,235
PBF Energy, Cl A	119,794	3,977
PDC Energy, Cl A*	6,012	358
Pioneer Natural Resources (A)	2,474	348
Prothena* (A)	7,702	317
Southwestern Energy* (A)	102,511	827
Superior Energy Services	49,803	667
Teekay Shipping	62,431	541
Tesoro	7,278	626
TETRA Technologies*	57,489	365
Tidewater, Cl A (A)	360,818	2,465
US Silica Holdings	13,606	309
Western Refining (A)	21,873	636
World Fuel Services	57,428	2,790

		26,175

Financials — 20.0%
Acadia Realty Trust‡ (A)	50,493	1,774
Affiliated Managers Group* (A)	9,985	1,622
Alexandria Real Estate Equities‡ (A)	10,497	954

Description	Shares	Market Value ($ Thousands)
Allied World Assurance Holdings	12,900	$451
Allstate	8,087	545
American Assets Trust‡ (A)	28,220	1,127
American Campus Communities‡ (A)	37,670	1,774
American Capital*	103,311	1,574
American Equity Investment Life Holding	68,766	1,155
American Financial Group	13,800	971
American Homes 4 Rent, Cl A‡	62,696	997
Ameriprise Financial	4,701	442
Amerisafe	1,639	86
Arch Capital Group*	3,676	261
Argo Group International Holdings	4,935	283
Armada Hoffler Properties‡	28,819	324
ARMOUR Residential, Cl REIT‡	22,462	484
Artisan Partners Asset Management, Cl A	12,349	381
Aspen Insurance Holdings	8,500	405
Assurant (A)	10,159	784
Axis Capital Holdings	2,535	141
Bank of the Ozarks	26,740	1,122
BankUnited	32,581	1,122
Beneficial Bancorp*	71,421	978
BGC Partners, Cl A	267,010	2,416
Brixmor Property Group‡ (A)	13,478	345
Cash America International (A)	10,159	393
CBL & Associates Properties‡	56,037	667
Cedar Realty Trust‡	44,843	324
Central Pacific Financial	15,480	337
Chemical Financial (A)	9,066	324
CNO Financial Group (A)	103,663	1,858
CoBiz Financial	52,900	625
Colony Capital, Cl A‡	48,693	817
Colony Starwood Homes‡ (A)	51,237	1,268
Columbia Banking System (A)	85,121	2,547
CoreSite Realty‡	5,244	367
Corrections Corp of America‡ (A)	36,033	1,155
Credit Acceptance, Cl A* (A)	230	42
Digital Realty Trust, Cl A‡ (A)	4,193	371
Douglas Emmett‡ (A)	4,298	129
DuPont Fabros Technology‡	28,525	1,156
E*Trade Financial*	19,670	482
Eagle Bancorp*	33,168	1,592
East West Bancorp	42,513	1,381
Education Realty Trust‡ (A)	46,530	1,936
Employers Holdings	17,888	503
Endurance Specialty Holdings	18,808	1,229
EPR Properties, Cl A‡ (A)	33,739	2,248
Equity One, Cl A‡ (A)	16,882	484
Erie Indemnity, Cl A (A)	5,598	521
EverBank Financial, Cl A (A)	45,939	693
Evercore Partners, Cl A	40,512	2,096
Everest Re Group	6,060	1,196
Extra Space Storage‡ (A)	2,600	243

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
FBL Financial Group, Cl A (A)	3,708	$228
Fidelity Southern	20,478	328
First American Financial (A)	8,776	334
First Commonwealth Financial (A)	180,295	1,597
First Interstate BancSystem, Cl A (A)	19,006	535
First Midwest Bancorp (A)	35,569	641
First Niagara Financial Group	143,276	1,387
FNB (Pennsylvania) (A)	57,284	745
FNF Group	6,136	208
FNFV Group*	32,120	349
Forest City Realty Trust, Cl A‡	104,433	2,202
Gaming and Leisure Properties‡ (A)	66,751	2,064
Green Dot, Cl A* (A)	214,528	4,928
Hanover Insurance Group, Cl A	38,140	3,441
Healthcare Trust of America, Cl A‡	13,399	394
Hersha Hospitality Trust, Cl A‡ (A)	87,219	1,861
HFF, Cl A	10,819	298
Highwoods Properties‡ (A)	69,494	3,323
Home BancShares (A)	27,734	1,136
Horace Mann Educators, Cl A	23,303	738
Hospitality Properties Trust‡ (A)	23,952	636
Houlihan Lokey, Cl A	42,219	1,051
Howard Hughes* (A)	28,980	3,069
Huntington Bancshares (A)	148,998	1,421
IBERIABANK	9,153	469
Infinity Property & Casualty	6,577	529
International Bancshares	20,180	498
International. FCStone* (A)	11,359	304
Investors Bancorp	57,756	672
James River Group Holdings	39,725	1,282
Jones Lang LaSalle	8,108	951
Kearny Financial	22,087	273
Lamar Advertising, Cl A‡ (A)	15,252	938
MarketAxess Holdings (A)	3,601	450
MB Financial (A)	41,446	1,345
Medical Properties Trust‡ (A)	190,106	2,468
Mid-America Apartment Communities‡ (A)	8,042	822
Nasdaq, Cl A	5,050	335
National Penn Bancshares	54,129	576
NorthStar Asset Management Group	43,988	499
OFG Bancorp (A)	596,015	4,166
Omega Healthcare Investors‡ (A)	19,600	692
PacWest Bancorp (A)	42,222	1,569
Parkway Properties‡ (A)	43,809	686
Piper Jaffray*	8,894	441
Popular	47,861	1,369
PrivateBancorp, Cl A (A)	20,103	776
ProAssurance	3,352	170
QTS Realty Trust, Cl A‡ (A)	13,887	658
Reinsurance Group of America, Cl A	13,096	1,260
RenaissanceRe Holdings (A)	1,520	182
Ryman Hospitality Properties‡	14,227	732

Description	Shares	Market Value ($ Thousands)
Selective Insurance Group	45,314	$1,659
ServisFirst Bancshares	7,609	338
Signature Bank NY, Cl B* (A)	22,967	3,126
SLM*	150,433	957
Sovran Self Storage‡	1,800	212
Starwood Property Trust‡	131,213	2,484
Sterling Bancorp (A)	67,800	1,080
Stifel Financial*	19,487	577
Sun Communities‡	5,941	425
SunTrust Banks	17,965	648
SVB Financial Group, Cl B* (A)	21,169	2,160
Synovus Financial	4,169	121
Talmer Bancorp, Cl A	18,281	331
TCF Financial	11,858	145
Texas Capital Bancshares* (A)	7,037	270
Unum Group	29,327	907
Validus Holdings	15,363	725
Voya Financial	34,852	1,038
Webster Financial	7,700	276
Western Alliance Bancorp*	71,507	2,387
WSFS Financial	28,005	911
Yadkin Financial	20,000	473
Zions Bancorporation (A)	17,898	433

		129,211

Health Care — 11.7%
ABIOMED* (A)	8,661	821
Acadia Healthcare, Cl A* (A)	34,736	1,914
Adamas Pharmaceuticals*	21,962	318
Aimmune Therapeutics*	16,949	230
Air Methods* (A)	32,915	1,192
Akorn* (A)	28,013	659
Alere*	11,757	595
Align Technology* (A)	29,552	2,148
AmerisourceBergen	6,362	551
Amicus Therapeutics* (A)	37,056	313
Amsurg* (A)	46,063	3,436
Anacor Pharmaceuticals* (A)	7,269	389
Analogic (A)	28,432	2,246
athenahealth* (A)	6,963	966
Bruker BioSciences	13,033	365
C.R. Bard	1,624	329
Centene* (A)	29,045	1,788
Charles River Laboratories International*	14,525	1,103
Chemed	7,200	975
Community Health Systems*	54,205	1,003
Cynosure, Cl A* (A)	22,740	1,003
DBV Technologies ADR*	11,981	390
DENTSPLY SIRONA (A)	52,697	3,248
DexCom*	26,872	1,825
Diplomat Pharmacy* (A)	33,214	910
Emergent Biosolutions*	31,721	1,153

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Ensign Group	13,902	$315
Five Prime Therapeutics*	11,200	455
Glaukos*	18,293	308
Globus Medical, Cl A* (A)	23,484	558
Greatbatch*	19,811	706
GW Pharmaceuticals ADR*	3,328	240
HealthSouth	19,928	750
Hologic*	38,558	1,330
Humana	5,500	1,006
ICON* (A)	16,233	1,219
ICU Medical*	5,669	590
Idexx Laboratories* (A)	6,675	523
Incyte*	4,314	313
Integra LifeSciences Holdings* (A)	50,072	3,373
Ionis Pharmaceuticals* (A)	8,274	335
K2M Group Holdings* (A)	53,445	793
Kindred Healthcare	171,921	2,123
Lannett* (A)	43,725	784
LHC Group*	8,754	311
LifePoint Health*	3,867	268
Ligand Pharmaceuticals* (A)	68,490	7,335
Luminex*	15,633	303
Magellan Health*	8,334	566
Masimo*	8,888	372
Medicines*	16,794	534
MEDNAX* (A)	14,152	915
Mettler Toledo International* (A)	2,460	848
Molina Healthcare* (A)	15,107	974
Myriad Genetics* (A)	9,898	371
Nevro* (A)	19,869	1,118
Nuvectra*	8,579	46
OraSure Technologies*	49,505	358
Orthofix International*	8,084	336
Otonomy* (A)	21,739	324
Parexel International* (A)	18,480	1,159
Patterson (A)	10,773	501
PDL BioPharma	94,638	315
Penumbra* (A)	15,074	693
PerkinElmer	14,013	693
PharMerica*	19,608	434
Premier, Cl A*	72,243	2,410
Quintiles Transnational Holdings*	31,043	2,021
Radius Health*	11,500	362
Sage Therapeutics*	5,117	164
Seres Therapeutics* (A)	9,575	254
STERIS	14,818	1,053
Team Health Holdings* (A)	14,029	587
Teleflex (A)	3,980	625
TESARO* (A)	17,405	766
Triple-S Management, Cl B*	13,520	336
Ultragenyx Pharmaceutical* (A)	12,476	790
United Therapeutics*	10,414	1,161

Description	Shares	Market Value ($ Thousands)
Universal Health Services, Cl B	2,343	$292
VCA*	2,336	135

		75,321

Industrials — 15.6%
AAR	13,157	306
Acacia Research	469,571	1,780
ACCO Brands*	357,171	3,207
Actuant, Cl A (A)	56,983	1,408
Acuity Brands (A)	8,444	1,842
AECOM* (A)	39,099	1,204
Aegion, Cl A*	16,638	351
AGCO (A)	8,637	429
Aircastle (A)	23,500	523
Alaska Air Group (A)	8,614	706
AO Smith	14,044	1,072
Apogee Enterprises	8,228	361
Atlas Air Worldwide Holdings*	70,561	2,983
Babcock & Wilcox Enterprises*	87,325	1,869
Beacon Roofing Supply*	23,919	981
BWX Technologies, Cl W	119,170	3,999
Carlisle	34,980	3,480
CEB (A)	18,387	1,190
Cintas	12,501	1,123
Colfax*	10,037	287
Comfort Systems USA	16,244	516
Crane, Cl A	51,163	2,756
Curtiss-Wright	15,306	1,158
Delta Air Lines, Cl A	15,622	760
Deluxe (A)	12,883	805
Dun & Bradstreet	8,200	845
DXP Enterprises*	23,339	410
Dycom Industries* (A)	31,809	2,057
EMCOR Group	19,062	926
Engility Holdings*	23,184	435
Ennis	15,773	308
Equifax (A)	2,212	253
Federal Signal	3,905	52
G&K Services (A)	16,788	1,230
Genesee & Wyoming, Cl A* (A)	56,619	3,550
Greenbrier (A)	11,714	324
H&E Equipment Services	70,460	1,235
Hawaiian Holdings* (A)	26,352	1,244
HD Supply Holdings*	42,799	1,415
HEICO (A)	27,149	1,632
Hexcel, Cl A (A)	33,519	1,465
HNI	13,162	516
Huntington Ingalls Industries, Cl A	5,789	793
Hyster-Yale Materials Handling	6,202	413
IDEX (A)	18,517	1,535
ITT	42,059	1,552
JetBlue Airways*	56,336	1,190

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
John Bean Technologies, Cl A (A)	1,377	$78
Kadant	25,142	1,135
Kaman, Cl A (A)	24,889	1,062
KAR Auction Services	70,288	2,681
Kirby* (A)	23,084	1,392
L-3 Communications Holdings	7,300	865
LB Foster, Cl A	75,966	1,380
Lennox International (A)	7,466	1,009
Lincoln Electric Holdings (A)	17,761	1,040
Masco	22,855	719
Matson	24,996	1,004
Meritor*	38,023	306
Middleby* (A)	11,790	1,259
Old Dominion Freight Line, Cl A* (A)	30,321	2,111
Orbital ATK	6,990	608
Owens Corning	7,414	351
Paylocity Holding* (A)	38,639	1,265
Proto Labs* (A)	20,753	1,600
RBC Bearings* (A)	14,377	1,053
Regal Beloit	10,444	659
Resources Connection	20,994	327
Ryder System	8,900	577
Simpson Manufacturing	19,075	728
Spirit AeroSystems Holdings, Cl A*	32,539	1,476
Spirit Airlines*	7,026	337
Teledyne Technologies* (A)	20,481	1,805
Tetra Tech (A)	16,037	478
Titan Machinery* (A)	118,090	1,365
Toro (A)	11,242	968
TransDigm Group* (A)	3,700	815
Triumph Group (A)	77,591	2,443
TrueBlue* (A)	29,225	764
Unifirst	644	70
United Rentals* (A)	12,187	758
Valmont Industries	3,625	449
Wabash National* (A)	41,485	548
Wabtec (A)	3,600	285
WageWorks* (A)	8,366	423
Waste Connections (A)	4,781	309
Watsco (A)	6,700	903
Wesco Aircraft Holdings* (A)	298,971	4,302
Xylem	18,430	754

		100,937

Information Technology — 17.2%
ACI Worldwide* (A)	82,362	1,712
Acxiom* (A)	29,729	637
Advanced Energy Industries*	1,400	49
Alliance Data Systems* (A)	1,158	255
Ansys*	7,785	696
Aspen Technology* (A)	64,639	2,335
Atlassian, Cl A*	21,005	528

Description	Shares	Market Value ($ Thousands)
AVG Technologies*	17,281	$359
Avnet	8,652	383
Belden (A)	9,618	590
Benchmark Electronics*	25,072	578
Black Box	96,510	1,300
Blackbaud, Cl A (A)	8,918	561
Blackhawk Network Holdings, Cl A*	5,006	172
Booz Allen Hamilton Holding, Cl A (A)	16,397	497
Broadcom	9,282	1,434
Broadridge Financial Solutions	19,654	1,166
Brocade Communications Systems	100,100	1,059
CACI International, Cl A*	10,545	1,125
Cadence Design Systems*	73,065	1,723
Cavium* (A)	16,410	1,004
CDW	24,509	1,017
Checkpoint Systems*	57,018	577
Ciena* (A)	51,625	982
Cimpress*	10,766	976
Cirrus Logic* (A)	17,165	625
Coherent*	5,166	475
CommVault Systems*	32,501	1,403
Comtech Telecommunications	15,975	373
Convergys	105,240	2,923
CoreLogic*	4,518	157
CoStar Group* (A)	11,236	2,114
Criteo ADR*	15,385	637
CSG Systems International	16,700	754
Cypress Semiconductor (A)	91,383	791
Electronic Arts* (A)	15,651	1,035
Ellie Mae*	7,329	664
Entegris*	26,270	358
Euronet Worldwide* (A)	13,631	1,010
ExlService Holdings*	11,961	620
Fair Isaac (A)	6,500	690
Fidelity National Information Services, Cl B	12,644	800
First Solar*	4,879	334
Fleetmatics Group* (A)	9,640	392
Fortinet*	10,522	322
Gartner* (A)	5,828	521
Gigamon*	19,328	600
Global Payments (A)	10,216	667
Guidewire Software, Cl Z*	28,765	1,567
Harris	11,871	924
Heartland Payment Systems	30,098	2,907
HubSpot* (A)	16,755	731
IAC	29,708	1,399
II-VI*	14,655	318
Infinera*	26,379	424
Ingram Micro, Cl A	42,211	1,516
Inphi*	24,989	833
Insight Enterprises*	9,500	272
InterDigital	26,992	1,502

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Intersil, Cl A	28,169	$377
InterXion Holding*	26,628	921
j2 Global	31,731	1,954
Jabil Circuit	51,600	994
Jack Henry & Associates (A)	5,289	447
Keysight Technologies*	25,280	701
Leidos Holdings	7,816	393
Littelfuse	16,324	2,010
LogMeIn*	6,284	317
Lumentum Holdings*	17,046	460
Luxoft Holding, Cl A*	5,506	303
M/A-COM Technology Solutions*	7,121	312
Manhattan Associates* (A)	10,280	585
Marvell Technology Group	35,377	365
MAXIMUS (A)	14,462	761
MaxLinear, Cl A*	16,173	299
Mellanox Technologies*	12,883	700
Mentor Graphics	16,556	337
Methode Electronics	11,078	324
Microchip Technology (A)	16,167	779
Microsemi* (A)	79,613	3,050
Monolithic Power Systems	22,891	1,457
Multi-Fineline Electronix*	21,052	489
NETGEAR*	16,427	663
NeuStar, Cl A* (A)	12,793	315
Nuance Communications*	65,303	1,221
Oclaro* (A)	160,646	867
ON Semiconductor*	86,707	832
Open Text	52,506	2,720
Orbotech*	53,910	1,282
OSI Systems* (A)	40,275	2,638
Palo Alto Networks* (A)	5,733	935
Pandora Media*	53,878	482
Paycom Software*	9,028	321
Proofpoint*	20,816	1,119
Qlik Technologies*	22,019	637
Qorvo* (A)	32,392	1,633
Rackspace Hosting* (A)	17,788	384
RingCentral, Cl A*	36,679	578
Sabre	24,643	713
Sanmina*	39,282	918
Science Applications International	11,933	637
Seagate Technology (A)	19,200	661
Silicon Graphics International* (A)	427,095	3,041
Silicon Laboratories*	19,462	875
Skyworks Solutions (A)	4,477	349
SS&C Technologies Holdings (A)	17,714	1,123
Sykes Enterprises*	20,228	610
Synaptics*	17,094	1,363
SYNNEX	7,300	676
Synopsys*	20,308	984
Take-Two Interactive Software, Cl A*	60,484	2,278

Description	Shares	Market Value ($ Thousands)
Tech Data*	11,750	$902
Teradyne	24,433	528
Tessera Technologies	15,131	469
Total System Services	18,587	884
Trimble Navigation* (A)	28,030	695
Tyler Technologies* (A)	6,113	786
Ultimate Software Group* (A)	10,632	2,057
Vantiv, Cl A*	4,754	256
VeriFone Holdings*	16,906	477
Verint Systems*	7,085	237
VeriSign*	4,021	356
Web.com Group*	24,580	487
Western Digital (A)	6,200	293
Zebra Technologies, Cl A*	13,409	925

		110,915

Materials — 5.3%
Albemarle (A)	25,763	1,647
American Vanguard, Cl B	39,541	624
AptarGroup	8,800	690
Ashland	2,600	286
Avery Dennison	30,430	2,194
Axiall	14,881	325
Bemis (A)	2,836	147
Berry Plastics Group* (A)	79,859	2,887
Cabot	44,463	2,149
Chemtura*	13,358	353
Compass Minerals International, Cl A (A)	9,529	675
Crown Holdings*	23,491	1,165
Eastman Chemical (A)	3,200	231
FMC (A)	61,052	2,465
Graphic Packaging Holding	53,005	681
Headwaters, Cl A*	66,598	1,321
LSB Industries* (A)	149,444	1,905
Martin Marietta Materials, Cl A (A)	1,281	204
Neenah Paper, Cl A	14,000	891
Packaging Corp of America (A)	10,242	619
PolyOne	61,364	1,856
Rayonier Advanced Materials	43,416	412
Sealed Air	13,010	625
Sensient Technologies (A)	16,062	1,019
Silgan Holdings	52,876	2,811
Steel Dynamics	30,075	677
Stepan	6,908	382
Summit Materials, Cl A*	38,899	757
United States Steel (A)	131,621	2,113
US Concrete*	4,916	293
Worthington Industries	20,346	725
WR Grace*	14,028	999

		34,128

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Continued)

March 31, 2016

Description	Shares/ Number of Rights/ Number of Warrants	Market Value ($ Thousands)
Telecommunication Services — 0.4%
Cincinnati Bell, Cl A*	97,720	$378
Cogent Communications Holdings (A)	21,690	847
Level 3 Communications*	6,966	368
SBA Communications, Cl A*	2,217	222
Telephone & Data Systems	21,150	637
Vonage Holdings*	63,694	291

		2,743

Utilities — 3.1%
AGL Resources	20,260	1,320
American Water Works (A)	7,500	517
Atmos Energy (A)	37,031	2,750
Avista	21,700	885
Black Hills, Cl A	9,464	569
CMS Energy (A)	39,058	1,658
Edison International	6,342	456
Great Plains Energy	42,356	1,366
Idacorp, Cl A (A)	10,909	814
Laclede Group (A)	7,863	533
National Fuel Gas (A)	19,648	983
New Jersey Resources (A)	13,772	502
PNM Resources	26,970	909
Portland General Electric	43,378	1,713
SCANA	22,344	1,567
Southwest Gas	15,642	1,030
UGI	37,213	1,499
Vectren	12,804	647

		19,718

Total Common Stock (Cost $451,130) ($ Thousands)		608,088

RIGHTS — 0.0%

United States — 0.0%
Central European Media Enterprises‡‡	—	—
Chelseea Therapeutics International CVR‡‡	3	—
Dyax, Expires 12/31/2019	7	—
Endo Pharmaceuticals‡‡	2	—
Safeway CVR - Casa Ley ‡‡	11	12
Safeway CVR - PDC‡‡	11	—

Total Rights (Cost $—) ($ Thousands)		12

WARRANT — 0.0%
Magnum Hunter, Expires 04/20/16	467	—

Description	Number of Warrants/ Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Warrant (Cost $—) ($ Thousands)		$—

AFFILIATED PARTNERSHIP — 40.6%
SEI Liquidity Fund, L.P.
0.380%**† (B)	261,747,579	261,748

Total Affiliated Partnership (Cost $261,748) ($ Thousands)		261,748

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.416%, 08/18/2016 (C) (D)	$795	794

Total U.S. Treasury Obligation (Cost $794) ($ Thousands)		794

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	35,062,222	35,062

Total Cash Equivalent (Cost $35,062) ($ Thousands)		35,062

Total Investments — 140.4% (Cost $748,734) ($ Thousands)		$905,704

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

March 31, 2016

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	73	Jun-2016	$357
S&P Mid Cap 400 Index E-MINI	60	Jun-2016	376

			$733

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $645,018 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

‡‡	Expiration date unavailable.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $256,627 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $261,748 ($Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the levels of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$608,088	$—	$—	$608,088
Rights	—	12	—	12
Affiliated Partnership	—	261,748	—	261,748
U.S. Treasury Obligation	—	794	—	794
Cash Equivalent	35,062	—	—	35,062

Total Investments in Securities	$643,150	$262,554	$—	$905,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$733	$—	$—	$733

Total Other Financial Instruments	$733	$—	$—	$733

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%

Consumer Discretionary — 14.1%
Aramark	7,300	$242
Bed Bath & Beyond* (A)	9,000	447
Best Buy	16,300	529
Bloomin’ Brands	9,700	164
Carter’s	2,000	211
Chipotle Mexican Grill, Cl A* (A)	650	306
Dillard’s, Cl A (A)	1,200	102
Dollar General (A)	4,500	385
DR Horton	18,200	550
Extended Stay America	25,300	412
FTD*	1,100	29
Gap	5,900	173
Genuine Parts	6,900	686
GNC Holdings, Cl A	14,000	444
Interpublic Group	6,300	145
Kohl’s	3,183	148
Lear	3,500	389
Lennar, Cl A (A)	2,300	111
LKQ*	12,400	396
Macy’s	15,900	701
Michael Kors Holdings* (A)	11,900	678
Mohawk Industries* (A)	1,200	229
Murphy USA*	6,400	393
News, Cl A	14,400	184
NVR*	340	589
PVH	5,900	584
Ross Stores (A)	2,500	145
Royal Caribbean Cruises (A)	3,000	246
Smith & Wesson Holding* (A)	1,600	43
Staples	50,400	556
Taylor Morrison Home, Cl A* (A)	2,700	38
TEGNA (A)	17,800	418
Ulta Salon Cosmetics & Fragrance*	2,200	426
Whirlpool (A)	1,500	271
Wyndham Worldwide (A)	6,700	512

		11,882

Consumer Staples — 5.8%
Archer-Daniels-Midland	11,000	399
Bunge	8,900	504
Campbell Soup (A)	6,200	396
Clorox	4,500	567
ConAgra Foods	15,800	705
Dr Pepper Snapple Group	4,300	385
Ingredion	5,700	609
Kroger (A)	13,200	505
Tyson Foods, Cl A	11,900	793

		4,863

Energy — 4.4%
Columbia Pipeline Group	11,000	276

Description	Shares	Market Value ($ Thousands)
Ensco, Cl A (A)	29,400	$305
Hess (A)	11,900	627
HollyFrontier (A)	13,200	466
Marathon Oil (A)	43,500	485
Marathon Petroleum	10,200	379
Oneok (A)	10,700	319
Tesoro	6,100	525
Valero Energy	4,400	282

		3,664

Financials — 19.8%
Aflac	800	50
Alleghany*	110	55
Allstate	2,400	162
American Financial Group	7,000	493
Ameriprise Financial	6,600	620
Annaly Capital Management‡	56,100	576
Ares Commercial Real Estate‡	5,400	59
Ashford Hospitality Trust‡ (A)	13,700	87
AvalonBay Communities‡ (A)	1,700	323
CBL & Associates Properties‡	33,800	402
CBRE Group, Cl A* (A)	17,800	513
Chimera Investment‡	31,440	427
CIT Group	5,900	183
Citizens Financial Group	22,900	480
CNA Financial	10,000	322
Crown Castle International‡	3,800	329
East West Bancorp	12,600	409
Equity Commonwealth*‡	1,900	54
Fifth Third Bancorp (A)	24,800	414
Forest City Realty Trust, Cl A‡	16,200	342
Franklin Street Properties‡	25,300	268
Genworth Financial, Cl A*	21,400	58
GEO Group‡	5,500	191
HCP‡ (A)	18,400	599
Hospitality Properties Trust‡ (A)	7,400	197
Host Hotels & Resorts‡ (A)	30,400	508
Huntington Bancshares (A)	6,300	60
Intercontinental Exchange	800	188
Jones Lang LaSalle	3,960	465
KeyCorp	37,600	415
Ladder Capital, Cl A‡ (A)	4,229	53
Lincoln National	13,500	529
Marcus & Millichap*	5,000	127
Nasdaq, Cl A	7,400	491
Navient (A)	42,400	507
NorthStar Realty Finance‡	6,000	79
Old Republic International	28,100	514
OneMain Holdings, Cl A* (A)	8,200	225
Piper Jaffray*	5,500	273
Principal Financial Group, Cl A	2,800	110
ProLogis‡	17,800	786

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Raymond James Financial (A)	5,800	$276
Realogy Holdings*	9,800	354
Regions Financial	56,300	442
Reinsurance Group of America, Cl A	1,600	154
Starwood Property Trust‡	24,300	460
Summit Hotel Properties‡	10,600	127
SunTrust Banks	17,500	631
TCF Financial	7,000	86
Two Harbors Investment‡	7,600	60
Voya Financial	9,900	295
WP Carey‡ (A)	8,500	529
Xenia Hotels & Resorts‡	16,600	259

		16,616

Health Care — 9.8%
Aetna, Cl A (A)	1,200	135
Agilent Technologies	2,900	116
Alkermes*	5,500	188
Baxter International	10,000	411
Boston Scientific* (A)	25,300	476
Bruker BioSciences	19,500	546
C.R. Bard	3,300	669
Cardinal Health	500	41
Centene* (A)	1,900	117
Charles River Laboratories International*	2,900	220
DaVita HealthCare Partners* (A)	7,700	565
Edwards Lifesciences, Cl A* (A)	8,800	776
Hill-Rom Holdings	2,900	146
Hologic*	14,600	504
Intuitive Surgical* (A)	590	355
Jazz Pharmaceuticals*	3,960	517
Magellan Health*	1,100	75
Mallinckrodt* (A)	8,100	496
Quintiles Transnational Holdings*	5,400	351
United Therapeutics*	3,500	390
Universal Health Services, Cl B	4,400	549
Vertex Pharmaceuticals*	3,100	246
VWR*	13,500	365

		8,254

Industrials — 11.3%
AAR	1,400	33
Acuity Brands (A)	2,800	611
Alaska Air Group (A)	7,000	574
Argan	1,300	46
Babcock & Wilcox Enterprises*	6,200	133
BWX Technologies, Cl W	8,800	295
C.H. Robinson Worldwide (A)	1,600	119
Carlisle	3,700	368
Continental Building Products*	6,500	121
Essendant (A)	1,400	45
HD Supply Holdings*	14,100	466

Description	Shares	Market Value ($ Thousands)
Huntington Ingalls Industries, Cl A	4,300	$589
Hyster-Yale Materials Handling	400	27
Ingersoll-Rand	6,800	422
Insteel Industries	900	27
KBR	25,700	398
L-3 Communications Holdings	500	59
ManpowerGroup	3,500	285
Masco	19,800	623
Owens Corning	3,200	151
Robert Half International	11,000	512
Southwest Airlines, Cl A	18,600	833
Spirit AeroSystems Holdings, Cl A*	10,600	481
SPX*	21,800	327
SPX FLOW*	6,300	158
Stanley Black & Decker (A)	1,400	147
Textron	15,200	554
Trinity Industries (A)	16,700	306
United Continental Holdings* (A)	11,800	706
Wabash National* (A)	7,700	102

		9,518

Information Technology — 14.7%
Activision Blizzard	18,300	619
Akamai Technologies*	1,400	78
Analog Devices (A)	5,000	296
Applied Materials	6,100	129
Arrow Electronics, Cl A*	4,200	271
Avnet	6,300	279
Brocade Communications Systems	47,500	503
CA (A)	6,500	200
CDK Global	4,600	214
CDW	11,600	481
Citrix Systems* (A)	7,800	613
DST Systems	3,900	440
eBay*	16,400	391
Electronic Arts* (A)	1,500	99
F5 Networks, Cl A* (A)	3,400	360
Fiserv, Cl A* (A)	6,200	636
HP	26,900	332
Ingram Micro, Cl A*	14,900	535
Intuit (A)	6,800	707
Jabil Circuit	2,200	42
Juniper Networks (A)	21,000	536
Linear Technology (A)	11,100	495
Maxim Integrated Products	6,800	250
NETGEAR*	2,000	81
Nuance Communications*	22,600	422
ON Semiconductor*	21,300	204
Skyworks Solutions (A)	6,500	506
Symantec, Cl A (A)	29,700	546
Synopsys*	10,800	523
Teradyne	20,700	447

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Tessera Technologies	7,700	$239
Total System Services	9,900	471
Western Digital (A)	7,700	364

		12,309

Materials — 5.0%
Cabot	500	24
Crown Holdings*	9,900	491
GCP Applied Technologies*	7,300	146
Huntsman	44,800	596
International Paper (A)	16,200	665
Newmont Mining	2,200	58
Nucor	13,200	624
Packaging Corp of America (A)	8,900	537
Steel Dynamics	8,000	180
Vulcan Materials	4,600	486
Westlake Chemical	9,000	417

		4,224

Telecommunication Services — 0.9%
CenturyTel (A)	23,200	741

Utilities — 7.5%
AES	52,600	621
Centerpoint Energy	2,300	48
DTE Energy	1,300	118
Edison International	1,600	115
Entergy	8,800	698
Exelon (A)	11,400	409
FirstEnergy	19,000	683
MDU Resources Group	17,300	337
NRG Energy (A)	23,100	301
PPL (A)	22,200	845
Public Service Enterprise Group (A)	17,300	815
Sempra Energy	6,900	718
UGI	14,500	584

		6,292

Total Common Stock (Cost $74,612) ($ Thousands)		78,363

AFFILIATED PARTNERSHIP — 32.5%

SEI Liquidity Fund, L.P.
0.380%**† (B)	27,260,108	27,260

Total Affiliated Partnership (Cost $27,260) ($ Thousands)		27,260

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills 0.416%, 08/18/2016*	$225	$225

Total U.S. Treasury Obligation (Cost $225) ($ Thousands)		225

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300%**†	5,181,297	5,181

Total Cash Equivalent (Cost $5,181) ($ Thousands)		5,181

Total Investments — 132.3% (Cost $107,278) ($ Thousands)		$111,029

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid Cap 400 Index E-MINI	29	Jun-2016	$156

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $83,943 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at March 31, 2016 (see Note 10). The total market value of securities on loan at March 31, 2016 was $26,884 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2016 was $27,260 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,363	$—	$—	$78,363
Affiliated Partnership	—	27,260	—	27,260
Cash Equivalent	5,181	—	—	5,181
U.S. Treasury Obligation	—	225	—	225

Total Investments in Securities	$83,544	$27,485	$—	$111,029

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$156	$—	$—	$156

Total Other Financial Instruments	$156	$—	$—	$156

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.6%

Consumer Discretionary — 11.0%
Aaron’s	103,791	$2,605
Abercrombie & Fitch, Cl A	70,286	2,217
American Eagle Outfitters	307,184	5,121
Aramark	250,737	8,304
Autozone*	4,500	3,585
Bed Bath & Beyond*	159,924	7,939
Best Buy	31,153	1,011
Big Lots	128,782	5,833
BJ’s Restaurants*	12,392	515
Brinker International	90,882	4,176
Canadian Tire, Cl A	30,700	3,209
Carriage Services	12,539	271
Cheesecake Factory	93,932	4,987
Chico’s FAS	113,920	1,512
Comcast, Cl A	49,100	2,999
Cooper Tire & Rubber	17,450	646
Cooper-Standard Holding*	8,093	581
Core-Mark Holding, Cl A	3,592	293
Cracker Barrel Old Country Store	3,069	469
Darden Restaurants	35,506	2,354
Dillard’s, Cl A	47,256	4,012
Dollar General	119,286	10,211
Domino’s Pizza	2,609	344
DSW, Cl A	15,944	441
Eldorado Resorts*	12,368	141
Escalade	6,743	79
Foot Locker, Cl A	102,318	6,599
GameStop, Cl A	68,633	2,178
Gannett	79,120	1,198
Genuine Parts	24,329	2,417
Graham Holdings, Cl B	3,995	1,918
Grand Canyon Education*	3,784	162
Hemisphere Media Group, Cl A*	12,296	161
Hooker Furniture	947	31
Jack in the Box	45,070	2,879
Kohl’s	89,800	4,186
Lions Gate Entertainment	45,441	993
Macy’s	37,300	1,645
McDonald’s	22,400	2,815
Michael Kors Holdings*	129,317	7,366
MSG Networks*	157,755	2,728
National CineMedia	42,169	641
NVR*	3,342	5,790
Panera Bread, Cl A*	22,278	4,563
Papa John’s International, Cl A	10,945	593
Performance Sports Group*	6,690	21
PetMed Express	35,402	634
Pool	4,414	387
Regal Entertainment Group, Cl A	15,740	333
Scripps Networks Interactive, Cl A	51,600	3,380
SeaWorld Entertainment	11,508	242

Description	Shares	Market Value ($ Thousands)
Shaw Communications, Cl B	143,700	$2,787
Staples	294,013	3,243
Starbucks	53,544	3,197
Target, Cl A	175,409	14,433
Thomson Reuters	46,110	1,866
Time Warner Cable, Cl A	15,000	3,069
TJX	54,243	4,250
Tribune Media, Cl A	37,473	1,437
Viacom, Cl B	40,400	1,668
Yum! Brands	2,608	213

		163,878

Consumer Staples — 19.3%
Altria Group	338,170	21,190
Archer-Daniels-Midland	51,900	1,885
Brown-Forman, Cl B	28,166	2,774
Bunge	172,974	9,802
Calavo Growers	1,988	113
Cal-Maine Foods	44,720	2,321
Campbell Soup	124,454	7,939
Casey’s General Stores	5,948	674
Clorox	117,493	14,811
Coca-Cola Bottling Consolidated	2,734	437
Coca-Cola Enterprises	120,760	6,127
ConAgra Foods	98,500	4,395
Costco Wholesale	44,213	6,967
Coty, Cl A	179,925	5,007
CVS Health	36,500	3,786
Dean Foods	246,638	4,272
Dr Pepper Snapple Group	204,649	18,300
Flowers Foods	354,320	6,541
Fresh Del Monte Produce	67,900	2,857
General Mills	226,421	14,344
Hormel Foods	190,689	8,245
Ingredion	66,372	7,088
J&J Snack Foods	7,208	780
John B Sanfilippo & Son*	6,595	456
Kellogg	93,145	7,130
Kimberly-Clark	116,783	15,708
Kroger	466,669	17,850
Lancaster Colony	8,253	913
McCormick	113,487	11,290
Metro, Cl A	92,100	3,209
National Beverage, Cl A*	4,077	173
Orchids Paper Products	13,322	366
PepsiCo	157,419	16,132
Philip Morris International	49,227	4,830
Pinnacle Foods	151,463	6,767
Procter & Gamble	50,700	4,173
Sanderson Farms	60,314	5,439
Snyder’s-Lance	8,820	278
SYSCO, Cl A	334,019	15,609

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Tyson Foods, Cl A	89,800	$5,986
Universal	34,439	1,956
Vector Group	44,202	1,010
Wal-Mart Stores	217,410	14,890
Weis Markets	2,231	101
Whole Foods Market	109,300	3,400

		288,321

Energy — 0.6%
Exxon Mobil	73,600	6,152
Frank’s International	125,003	2,060
Memorial Resource Development*	53,646	546

		8,758

Financials — 17.1%
Aflac	93,600	5,910
Allied World Assurance Holdings	193,883	6,774
Allstate	112,660	7,590
American Capital Agency, Cl A‡	55,100	1,026
American Capital Mortgage Investment‡	59,245	870
American Financial Group	93,497	6,579
American National Insurance	30,666	3,542
Amerisafe	3,186	167
Anchor BanCorp Wisconsin*	2,762	124
Annaly Capital Management‡	516,100	5,295
Anworth Mortgage Asset‡	93,474	436
Apollo Commercial Real Estate Finance‡	201,926	3,291
Arch Capital Group*	112,163	7,975
Ares Commercial Real Estate‡	8,823	97
Argo Group International Holdings	4,986	286
Aspen Insurance Holdings	156,283	7,455
Assurant	29,300	2,260
Assured Guaranty	62,710	1,587
Atlas Financial Holdings*	21,013	381
Axis Capital Holdings	236,800	13,133
BankUnited	33,636	1,158
Beneficial Bancorp*	22,780	312
BNC Bancorp	12,458	263
BOK Financial	32,652	1,783
Capitol Federal Financial	81,325	1,078
Capstead Mortgage‡	50,376	498
CBL & Associates Properties‡	202,690	2,412
CBOE Holdings	215,459	14,076
Charter Financial	11,684	158
Chimera Investment‡	92,995	1,264
CIT Group	73,600	2,284
CorEnergy Infrastructure Trust‡	4,449	89
CU Bancorp*	11,816	250
Cullen/Frost Bankers	6,470	357
CYS Investments‡	30,641	249
Easterly Government Properties‡	3,048	56
Employers Holdings	13,786	388

Description	Shares	Market Value ($ Thousands)
Endurance Specialty Holdings	87,833	$5,739
Enstar Group*	3,173	516
Equity LifeStyle Properties‡	64,010	4,655
Essent Group*	29,683	617
Everest Re Group	98,327	19,413
Factset Research Systems	7,200	1,091
Farmers Capital Bank	2,323	61
Federated National Holding	8,239	162
Fidelity Southern	18,137	291
First Business Financial Services	8,452	194
FNFV Group*	27,450	298
Franklin Financial Network*	4,768	129
Gaming and Leisure Properties‡	70,970	2,194
Genworth MI Canada	71,000	1,680
Guaranty Bancorp	5,796	90
Hatteras Financial‡	22,899	327
Heritage Insurance Holdings	17,876	285
Highwoods Properties‡	45,017	2,152
Hospitality Properties Trust‡	142,040	3,773
Ladder Capital, Cl A‡	23,820	297
Mercury General	10,337	574
MFA Financial‡	1,055,596	7,231
Mid-America Apartment Communities‡	34,700	3,547
MidWestOne Financial Group	3,341	92
Monogram Residential Trust‡	20,773	205
Morningstar, Cl A	6,151	543
National Bank Holdings, Cl A	22,176	452
National Bank of Canada	96,800	3,180
New York Mortgage Trust‡	68,459	324
Northwest Bancshares	25,491	344
Old Second Bancorp*	15,242	109
OneBeacon Insurance Group, Cl A	8,763	112
Opus Bank	6,870	234
Outfront Media‡	77,469	1,635
Pacific Premier Bancorp*	40,691	870
PennyMac Financial Services, Cl A*	7,413	87
PennyMac Mortgage Investment Trust‡	22,307	304
Peoples Financial Services	3,918	146
Piedmont Office Realty Trust, Cl A‡	196,820	3,997
PNC Financial Services Group	42,000	3,552
Post Properties‡	7,038	420
Preferred Apartment Communities, Cl A‡	12,775	162
Preferred Bank	6,905	209
ProAssurance	19,684	996
Progressive	132,400	4,653
Reinsurance Group of America, Cl A	46,470	4,473
RenaissanceRe Holdings	104,107	12,475
Retail Properties of America, Cl A‡	15,557	247
RLI	1,568	105
RLJ Lodging Trust‡	24,285	556
Royal Bank of Canada	58,700	3,396
Ryman Hospitality Properties‡	75,400	3,882

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Santander Consumer USA Holdings*	132,590	$1,391
Select Income REIT‡	15,967	368
Silver Bay Realty Trust‡	55,216	820
Starwood Property Trust‡	127,444	2,413
Stonegate Bank	29,167	874
Synchrony Financial*	21,937	629
Talmer Bancorp, Cl A	9,242	167
TFS Financial	8,105	141
Travelers	115,730	13,507
Triumph Bancorp*	2,715	43
Two Harbors Investment‡	954,430	7,578
United Financial Bancorp	107,408	1,352
Validus Holdings	309,657	14,613
Waterstone Financial	10,262	140
Wells Fargo	90,400	4,372
Welltower‡	51,400	3,564

		256,501

Health Care — 13.9%
Abbott Laboratories	18,093	757
AbbVie	63,200	3,610
Addus HomeCare*	14,710	253
Aetna, Cl A	57,900	6,505
AmerisourceBergen	130,233	11,272
Amgen, Cl A	22,600	3,388
Anthem	48,900	6,797
Baxalta	75,000	3,030
Bio-Rad Laboratories, Cl A*	8,754	1,197
Bristol-Myers Squibb	117,789	7,524
C.R. Bard	22,536	4,567
Cardinal Health	171,443	14,050
Chemed	5,505	746
Computer Programs & Systems	10,362	540
Conmed	6,327	265
DaVita HealthCare Partners*	48,510	3,560
Eli Lilly	74,481	5,363
Express Scripts Holding*	43,300	2,974
Gilead Sciences	47,180	4,334
HCA Holdings*	22,760	1,776
Henry Schein*	10,470	1,808
Heska*	13,811	394
Hill-Rom Holdings	82,647	4,157
Humana	18,500	3,385
ICON*	12,470	937
ICU Medical*	6,385	665
Johnson & Johnson	297,813	32,223
LeMaitre Vascular	26,459	411
McKesson	69,018	10,853
Merck	214,567	11,353
Meridian Bioscience	36,644	755
MiMedx Group*	42,781	374
Myriad Genetics*	31,180	1,167

Description	Shares	Market Value ($ Thousands)
NeoGenomics*	48,210	$325
Nobilis Health*	29,871	93
Owens & Minor	131,847	5,329
Patterson	95,086	4,424
Pfizer	479,795	14,221
PharMerica*	5,224	116
Premier, Cl A*	4,021	134
Quality Systems*	3,427	52
Quest Diagnostics	117,470	8,393
Quintiles Transnational Holdings*	6,986	455
Teleflex	31,945	5,016
United Therapeutics*	20,070	2,236
UnitedHealth Group	52,700	6,793
Utah Medical Products	1,126	70
Varian Medical Systems*	50,940	4,076
Vocera Communications*	25,181	321
Waters*	26,703	3,523
West Pharmaceutical Services	10,434	723
Zoetis, Cl A	15,974	708

		207,998

Industrials — 4.8%
Alaska Air Group	15,360	1,260
American Airlines Group	16,682	684
Blue Bird*	5,409	59
Boeing	23,700	3,008
Deere	63,600	4,897
Delta Air Lines, Cl A	94,053	4,578
FedEx	15,900	2,587
General Dynamics	11,400	1,498
Global Brass & Copper Holdings	18,008	449
Healthcare Services Group	3,983	147
Hub Group, Cl A*	7,175	293
Huntington Ingalls Industries, Cl A	18,799	2,574
Insperity, Cl A	7,363	381
KAR Auction Services	109,351	4,171
Landstar System	64,949	4,196
Lockheed Martin	58,364	12,928
Masonite International*	10,979	719
Northrop Grumman	47,300	9,361
Orbital ATK	7,949	691
Radiant Logistics*	22,785	81
Raytheon	62,400	7,652
Republic Services	85,800	4,088
United Technologies	45,000	4,504
Waste Management	12,452	735

		71,541

Information Technology — 10.0%
Accenture, Cl A	37,078	4,279
Activision Blizzard	73,560	2,489
Amdocs	372,588	22,512

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Apple	27,300	$2,975
Aspen Technology*	133,528	4,824
Blackhawk Network Holdings, Cl A*	18,251	626
Booz Allen Hamilton Holding, Cl A	162,751	4,928
Broadridge Financial Solutions	83,319	4,942
Brocade Communications Systems	453,949	4,803
CA	97,780	3,011
CDW	56,354	2,339
Cisco Systems	259,800	7,396
Comtech Telecommunications	17,534	410
Convergys	97,600	2,710
CSG Systems International	25,533	1,153
DST Systems	31,924	3,600
EarthLink Holdings	8,141	46
eBay*	163,236	3,895
EMC	135,900	3,622
Forrester Research	9,361	315
Genpact*	19,703	536
GTT Communications*	13,038	216
Harris	37,426	2,914
IAC*	76,262	3,590
Ingram Micro, Cl A*	53,090	1,906
Intel	226,100	7,314
International Business Machines	52,800	7,997
Jack Henry & Associates	74,099	6,266
MAXIMUS	8,279	436
Microsoft	116,200	6,418
NetApp	184,680	5,040
NIC	6,264	113
Oracle, Cl B	69,800	2,855
Qualcomm	43,900	2,245
RealPage*	10,303	215
Reis	11,668	275
Sapiens International	11,726	140
Symantec, Cl A	209,320	3,847
Take-Two Interactive Software, Cl A*	118,664	4,470
Tech Data*	59,647	4,579
VeriSign*	52,093	4,612
Western Union	154,100	2,973

		149,832

Materials — 2.0%
Avery Dennison	44,400	3,202
Bemis	104,603	5,416
Compass Minerals International, Cl A	42,805	3,033
Kaiser Aluminum	46,805	3,957
Mosaic	55,100	1,488
Newmont Mining	79,668	2,118
Royal Gold, Cl A	21,196	1,087
Schweitzer-Mauduit International	60,500	1,904
Scotts Miracle-Gro, Cl A	34,850	2,536
Sonoco Products	103,900	5,046

		29,787

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 5.2%
AT&T	800,982	$31,375
BCE	45,500	2,082
Hawaiian Telcom Holdco*	12,860	303
NTT DoCoMo ADR	260,300	5,927
Rogers Communications, Cl B	84,700	3,405
SK Telecom ADR	191,000	3,853
TELUS	81,600	2,667
Verizon Communications	523,117	28,290

		77,902

Utilities — 11.7%
AES	69,887	825
ALLETE	10,782	605
Ameren	71,700	3,592
American Electric Power	180,050	11,955
Artesian Resources, Cl A	1,545	43
Atmos Energy	13,959	1,037
Avista	72,462	2,955
Cleco	5,387	297
CMS Energy	109,015	4,627
Consolidated Edison	225,621	17,287
DTE Energy	47,923	4,345
Duke Energy	2,654	214
Edison International	175,329	12,604
El Paso Electric, Cl A	12,081	554
Entergy	162,270	12,865
Exelon	181,900	6,523
FirstEnergy	206,895	7,442
Great Plains Energy	143,008	4,612
Hawaiian Electric Industries*	12,794	415
Idacorp, Cl A	20,248	1,510
Laclede Group	10,146	687
NiSource	185,081	4,361
Northwest Natural Gas	15,885	855
NorthWestern	5,464	337
PG&E	243,279	14,529
Pinnacle West Capital	120,642	9,057
PNM Resources	24,085	812
Portland General Electric	139,209	5,497
PPL	76,200	2,901
Public Service Enterprise Group	285,563	13,461
SCANA	89,200	6,257
Southern	217,141	11,233
Southwest Gas	51,430	3,387
Talen Energy*	9,517	86
UGI	14,373	579
Unitil	20,002	850
Vectren	9,464	478

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2016

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy	120,578	$5,043

		174,717

Total Common Stock (Cost $1,219,201) ($ Thousands)		1,429,235

U.S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills
0.416%, 08/18/2016	$1,705	1,703

Total U.S. Treasury Obligation (Cost $1,702) ($ Thousands)		1,703

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	58,765,094	58,765

Total Cash Equivalent (Cost $58,765) ($ Thousands)		58,765

Total Investments — 99.6% (Cost $1,279,668) ($ Thousands)		$1,489,703

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	361	Jun-2016	$1,038

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,495,065 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard and Poor’s

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,429,235	$—	$—	$1,429,235
U.S. Treasury Obligation	—	1,703	—	1,703
Cash Equivalent	58,765	—	—	58,765

Total Investments in Securities	$1,488,000	$1,703	$—	$1,489,703

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,038	$—	$—	$1,038

Total Other Financial Instruments	$1,038	$—	$—	$1,038

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%

Australia — 6.0%
AGL Energy	349,256	$4,944
Amcor	899,762	9,932
Aristocrat Leisure	250,158	1,982
ASX	113,968	3,632
Aurizon Holdings	1,027,158	3,129
AusNet Services	2,500,820	2,866
Bank of Queensland	51,314	479
Boral	297,367	1,414
CIMIC Group	41,784	1,117
Coca-Cola Amatil	520,613	3,540
Cochlear	42,028	3,307
CSL	71,485	5,578
Flight Centre Travel Group	103,967	3,457
Goodman Group‡	455,255	2,336
GPT Group‡	295,608	1,137
Harvey Norman Holdings	389,088	1,407
Healthscope	684,396	1,400
LendLease Group	415,421	4,432
Medibank Pvt	491,339	1,108
Newcrest Mining*	291,631	3,805
Orica	184,752	2,184
Qantas Airways*	682,013	2,135
REA Group	8,923	371
Rio Tinto	32,037	1,052
Sonic Healthcare	334,076	4,826
Stockland‡	1,137,418	3,736
Sydney Airport	35,092	181
Tabcorp Holdings	1,059,924	3,490
Tatts Group	1,564,846	4,550
Telstra, Cl B	1,137,846	4,665
TPG Telecom	20,706	181
Treasury Wine Estates	142,493	1,057
Vicinity Centres‡	256,572	630
Wesfarmers	374,508	11,941
Westfield‡	162,197	1,247
Woolworths	30,493	518

		103,766

Austria — 0.4%
BUWOG*	72,157	1,553
Conwert Immobilien Invest	18,019	289
Flughafen Wien	4,647	508
Oesterreichische Post	53,991	2,198
Telekom Austria	112,758	695
Verbund	16,404	210
voestalpine	38,004	1,274

		6,727

Belgium — 0.7%
Befimmo‡	15,516	998

Description	Shares	Market Value ($ Thousands)
Cofinimmo‡	14,049	$1,727
Colruyt	90,863	5,301
Elia System Operator	15,067	751
Proximus	82,506	2,824

		11,601

Canada — 12.4%
Alimentation Couche-Tard, Cl B	93,051	4,158
Artis, Cl Trust Unit‡	17,909	178
Atco, Cl I	6,800	207
Bank of Montreal	154,017	9,391
BCE	399,694	18,235
Canadian Imperial Bank of Commerce	207,926	15,596
Canadian National Railway	7,960	500
Canadian Tire, Cl A	105,267	11,002
CCL Industries, Cl B	29,848	5,688
CGI Group, Cl A*	8,281	397
CI Financial	91,920	2,040
Cineplex	10,885	426
Constellation Software	13,852	5,695
Dollarama	135,890	9,601
Element Financial, Cl Common Subscription Receipt	3,562	39
Emera	215,229	7,911
Empire, Cl A	176,370	3,068
Fairfax Financial Holdings	7,945	4,466
First Capital Realty	118,980	1,897
Fortis, Cl Common Subscription Receipt	202,178	6,363
Franco-Nevada	56,359	3,475
George Weston	89,875	8,080
Great-West Lifeco, Cl Common Subscription Receipt	36,909	1,020
H&R‡	222,033	3,603
IGM Financial	25,098	759
Industrial Alliance Insurance & Financial Services	18,358	556
Intact Financial, Cl Common Subscription Receipt	83,190	5,848
Jean Coutu Group PJC, Cl A	67,464	1,149
K-Bro Linen	2,738	94
Manitoba Telecom Services	126,583	3,160
Maple Leaf Foods	9,800	206
Metro, Cl A	201,300	7,013
Morguard‡	18,037	202
National Bank of Canada	221,490	7,276
North West	34,149	764
Open Text	76,707	3,990
Power Corp of Canada	36,845	853
Power Financial	59,183	1,486
Pure Industrial Real Estate Trust, Cl Trust Unit‡	155,500	572
RioCan, Cl Trust Unit‡	172,158	3,540

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Rogers Communications, Cl B	444,524	$17,871
Royal Bank of Canada	148,086	8,567
Saputo	138,650	4,464
Shaw Communications, Cl B	512,506	9,941
Smart Real Estate Investment Trust, Cl Common Subscription Receipt‡	42,558	1,116
Thomson Reuters, Cl B	152,130	6,189
Toronto-Dominion Bank	110,664	4,796
Valener	21,328	338

		213,786

China — 0.1%
Yangzijiang Shipbuilding Holdings	1,278,601	931

Denmark — 0.4%
Carlsberg, Cl B	22,433	2,141
Chr Hansen Holding	7,810	525
Coloplast, Cl B	11,254	854
Novo Nordisk, Cl B	10,528	572
Schouw	8,465	530
William Demant Holding*	18,864	1,900

		6,522

Finland — 0.0%
Orion, Cl B	10,874	360

France — 0.1%
Boiron	3,901	316
Dassault Systemes	12,906	1,026
SES	29,430	863
Tessi	181	29
Vilmorin & Cie	1,799	133

		2,367

Germany — 1.0%
Celesio	64,013	1,842
Commerzbank	198,467	1,728
Fielmann	14,924	1,134
Merck KGaA	58,606	4,896
RHOEN-KLINIKUM	122,774	3,826
STADA Arzneimittel	74,071	2,945

		16,371

Guernsey — 0.6%
Amdocs	169,204	10,223

Hong Kong — 3.7%
Bank of East Asia	167,350	626
Cathay Pacific Airways	873,626	1,512
Cheung Kong Infrastructure Holdings	611,730	5,982
CLP Holdings, Cl B	2,029,046	18,351
First Pacific	993,661	742
Hang Lung Properties	30,811	59
Hang Seng Bank	320,757	5,669
HK Electric Investments & HK Electric Investments (A)	1,123,697	989

Description	Shares	Market Value ($ Thousands)
HKT Trust & HKT	1,352,483	$1,862
Hong Kong & China Gas	1,230,800	2,301
Hysan Development	191,286	815
Kerry Properties	343,832	944
Link‡	1,439,369	8,536
MTR	376,474	1,864
New World Development	561,000	534
NWS Holdings	282,436	451
PCCW	2,439,220	1,579
Power Assets Holdings	147,356	1,507
Prosperity‡	376,153	140
Shangri-La Asia	174,597	199
Sino Land	88,582	140
Sunlight‡	378,721	195
Swire Pacific, Cl A	405,681	4,367
WH Group* (A)	1,146,273	831
Wheelock	126,514	565
Yue Yuen Industrial Holdings	714,756	2,456

		63,216

Ireland — 0.2%
Hibernia‡	422,769	627
James Hardie Industries	39,106	537
UDG Healthcare	169,223	1,421

		2,585

Israel — 1.2%
Bank Hapoalim	1,311,424	6,802
Bank Leumi Le-Israel*	1,379,096	4,948
Bezeq The Israeli Telecommunication	142,641	322
Formula Systems 1985	2,472	76
Israel Discount Bank, Cl A*	490,078	829
Osem Investments*	20,943	457
Teva Pharmaceutical Industries	124,613	6,719

		20,153

Italy — 1.0%
Amplifon	133,640	1,160
CSP International Fashion Group	775	1
DiaSorin	20,215	1,169
Hera	1,274,171	3,813
Parmalat	69,038	191
Terna Rete Elettrica Nazionale	1,839,170	10,511

		16,845

Japan — 4.4%
Ajis	834	26
Alpen	11,169	184
Aozora Bank	1,119,555	3,915
Can Do	24,649	339
Canon*	24,300	725
Coca-Cola West	179,411	4,447
Daiichi Sankyo	129,279	2,878
Dunlop Sports	9,821	88

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Dydo Drinco	45,190	$2,111
Earth Chemical	22,081	894
Hokuriku Electric Power	16,754	237
Hoya	1,862	71
Itochu-Shokuhin	2,503	94
Japan Logistics Fund‡	215	450
Kappa Create	15,277	167
KDDI	162,375	4,343
Key Coffee	10,848	180
KFC Holdings Japan	11,875	208
Kohnan Shoji	60,146	896
Lawson	36,524	3,061
Lion, Cl H	944,526	10,664
Marudai Food	52,636	205
Maruha Nichiro	89,673	1,675
Matsuya Foods	17,716	438
Maxvalu Tokai	1,605	25
Ministop	59,055	1,077
MOS Food Services	33,058	865
Mr Max	94,103	237
Nagoya Railroad	320,018	1,498
Nihon Shokuhin Kako	1,284	4
Nippon Express	17,973	82
Nippon Flour Mills	121,069	996
Nipro	57,466	547
Nisshin Oillio Group	256,760	1,049
Noevir Holdings	11,757	338
NTT DOCOMO	634,346	14,406
Ohsho Food Service	5,007	154
Oracle Japan*	56,680	3,187
Osaka Gas	336,356	1,294
Rock Field	17,781	542
Royal Holdings	19,257	389
Sankyo	8,473	316
Sekisui Chemical	56,872	701
SIA Reit‡	38	150
Sogo Medical	4,493	153
Studio Alice	21,632	474
Suzuken	22,274	758
Takeda Pharmaceutical	23,800	1,088
Toho Gas	28,885	205
Tokai	5,905	173
TonenGeneral Sekiyu	99,923	905
Trend Micro*	70,545	2,586
USS	12,068	193
Vital KSK Holdings	52,100	412
Yahoo Japan	44,419	189
Yoshinoya Holdings	229,804	2,815

		76,104

Jersey — 0.0%
Randgold Resources	5,183	475

Description	Shares	Market Value ($ Thousands)
Luxembourg — 0.1%
RTL Group	11,942	$1,013

Netherlands — 0.6%
Heineken Holding	84,798	6,627
NN Group	96,003	3,146

		9,773

New Zealand — 2.3%
Air New Zealand	725,785	1,441
Argosy Property	430,054	354
Auckland International Airport	1,262,178	5,635
Chorus	160,976	448
Contact Energy	1,425,899	4,950
EBOS Group	17,893	214
Fisher & Paykel Healthcare	402,274	2,737
Fletcher Building	683,313	3,743
Genesis Energy	113,154	161
Infratil	65,956	150
Kiwi Property Group‡	182,422	183
Meridian Energy	322,575	587
Mighty River Power	392,124	795
Nuplex Industries	133,597	482
Port of Tauranga	23,820	303
Restaurant Brands New Zealand	13,581	46
Ryman Healthcare	316,802	1,837
Sky City Entertainment Group	953,366	3,316
SKY Network Television	558,095	1,930
Spark New Zealand	3,550,566	8,998
Summerset Group Holdings	44,565	137
Trade Me Group, Cl H	69,101	211
Z Energy	339,836	1,593

		40,251

Norway — 1.9%
DNB, Cl A	161,455	1,910
Leroy Seafood Group	12,146	574
Marine Harvest	115,258	1,777
Norsk Hydro	1,388,074	5,717
Orkla	1,332,666	12,076
Telenor	641,374	10,383

		32,437

Portugal — 0.3%
EDP - Energias de Portugal	1,042,873	3,715
REN - Redes Energeticas Nacionais SGPS	425,291	1,396
Sonaecom - SGPS	34,299	80

		5,191

Singapore — 2.8%
Ascendas‡	1,672,214	2,968
CapitaLand Commercial Trust‡	2,592,121	2,830
CapitaLand Mall Trust‡	2,627,425	4,078
ComfortDelGro	1,398,828	3,033
First‡	89,866	82

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Hutchison Port Holdings, Cl U	632,913	$317
Keppel	364,278	1,577
Metro Holdings	47,205	33
MobileOne	199,697	386
Sabana Shari’ah Compliant Industrial‡	556,527	260
Singapore Airlines	260,419	2,209
Singapore Exchange	325,058	1,919
Singapore Press Holdings	1,066,902	3,169
Singapore Technologies Engineering	62,521	150
Singapore Telecommunications	3,930,289	11,149
StarHub	2,370,023	5,896
Suntec Real Estate Investment Trust‡	263,115	327
United Overseas Bank	186,279	2,610
UOL Group	77,606	346
Venture	195,459	1,213
Wilmar International	1,573,321	3,926

		48,478

Spain — 1.5%
Ebro Foods	61,231	1,339
Endesa	251,614	4,837
Iberdrola	1,500,148	10,019
Red Electrica, Cl B	116,589	10,137

		26,332

Sweden — 2.0%
Axfood	341,661	6,322
Hennes & Mauritz, Cl B	126,710	4,231
ICA Gruppen	90,004	2,982
Millicom International Cellular	11,345	621
Svenska Cellulosa SCA, Cl B	157,542	4,930
Swedish Match	389,791	13,252
Tele2, Cl B	225,262	2,092
TeliaSonera	117,979	614

		35,044

Switzerland — 4.0%
Allreal Holding, Cl A	19,927	2,897
Alpiq Holding*	2,696	185
Ascom Holding	13,429	253
Banque Cantonale Vaudoise	2,324	1,626
Barry Callebaut	729	795
Basler Kantonalbank, Cl H	1,422	109
Bell	30	120
Chocoladefabriken Lindt & Spruengli	126	1,612
Coca-Cola HBC	106,600	2,268
Emmi	786	431
EMS-Chemie Holding	335	174
Flughafen Zuerich	2,335	2,099
Galenica	8,329	12,576
Kuehne & Nagel International	13,460	1,921
Mobilezone Holding	253	4
Mobimo Holding	8,069	1,974

Description	Shares	Market Value ($ Thousands)
Nestle	137,839	$10,342
Orior	424	28
Schindler Holding	7,787	1,442
SGS, Cl B	1,148	2,436
Siegfried Holding	3,736	692
Sonova Holding	16,672	2,138
Swiss Prime Site, Cl H	53,171	4,708
Swiss Re	563	52
Swisscom	24,651	13,450
Tecan Group	1,347	205
Valora Holding	7,177	1,799
Ypsomed Holding AG	19,104	2,743

		69,079

United Kingdom — 8.4%
Admiral Group	124,325	3,543
Auto Trader Group (A)	99,778	559
BCA Marketplace	75,693	199
Berendsen	51,168	885
Berkeley Group Holdings	20,588	952
British American Tobacco	176,429	10,371
Britvic	81,388	831
Centrica	188,729	618
Compass Group	112,654	1,988
Cranswick	45,923	1,408
DCC	15,473	1,368
Dechra Pharmaceuticals	6,726	117
Diageo	123,553	3,341
Direct Line Insurance Group	276,058	1,469
EMIS Group	21,307	310
GlaxoSmithKline	199,322	4,045
Greggs	306,745	4,792
Halfords Group	80,985	461
Hammerson‡	33,211	276
Hansteen Holdings‡	100,986	154
Imperial Brands	372,196	20,665
Inchcape	289,749	3,013
Indivior	368,404	864
Intu Properties‡	209,601	943
ITV	383,866	1,331
JD Sports Fashion	11,611	188
KCOM Group	22,026	34
Kennedy Wilson Europe Real Estate	60,752	1,022
LondonMetric Property‡	145,234	331
Lookers	121,417	276
McBride	72,348	169
Meggitt	16,214	95
Melrose Industries	49,717	255
Merlin Entertainments (A)	77,404	516
Mitie Group	74,455	275
National Grid	718,722	10,198
Next, Cl A	185,958	14,433

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Pennon Group	29,472	$344
Persimmon	4,573	137
QinetiQ Group	311,563	1,021
Reckitt Benckiser Group	104,858	10,143
Rentokil Initial	1,108,242	2,816
Royal Mail	234,620	1,621
Sage Group	476,218	4,305
Shaftesbury‡	36,137	473
SSE	700,956	15,032
Tate & Lyle	78,254	650
Taylor Wimpey	153,887	421
Tritax Big Box‡	179,898	348
Unilever	301,012	13,639
United Utilities Group, Cl B	43,332	575
WH Smith	14,375	376
William Hill	244,159	1,148

		145,344

United States — 39.2%
3M	847	141
Activision Blizzard	84,453	2,858
Altria Group	209,497	13,127
American Capital Agency, Cl A‡	21,502	401
American Electric Power	24,714	1,641
American Financial Group	5,284	372
AmerisourceBergen	207,109	17,925
Apollo Residential Mortgage‡	113,180	1,519
Ares Commercial Real Estate‡	116,798	1,279
AT&T	483,387	18,934
Atlantic Telegraph-Network	4,375	332
Autozone*	23,202	18,485
Beneficial Bancorp*	198,128	2,712
Bio-Rad Laboratories, Cl A*	13,823	1,890
Bunge	117,666	6,668
C.R. Bard	51,707	10,479
CACI International, Cl A*	92,519	9,872
Campbell Soup	182,902	11,667
Capitol Federal Financial	477,092	6,326
Cardinal Health	138,139	11,320
Casey’s General Stores	8,228	932
Chemed	49,627	6,722
Chimera Investment‡	290,779	3,952
Church & Dwight	113,976	10,506
Cincinnati Financial	1,516	99
Clifton Bancorp	24,776	375
Clorox	187,120	23,588
Coca-Cola	247,124	11,464
Colgate-Palmolive	145,431	10,275
Computer Programs & Systems	40,344	2,103
Consolidated Edison	80,367	6,158
Costco Wholesale	89,686	14,133
CSG Systems International	12,075	545

Description	Shares	Market Value ($ Thousands)
CYS Investments‡	32,603	$265
Darden Restaurants	79,221	5,252
DaVita HealthCare Partners*	138,535	10,166
DENTSPLY SIRONA	128,243	7,904
DHI Group*	29,705	240
Dime Community Bancshares	42,813	754
Dollar General	101,818	8,716
Dr Pepper Snapple Group	46,790	4,184
DST Systems	26,267	2,962
Duke Energy	78,120	6,303
Easterly Government Properties‡	20,940	388
Edison International	4,829	347
Edwards Lifesciences, Cl A*	5,223	461
Ellington Residential Mortgage‡	7,588	91
Empire District Electric	5,978	198
Entergy	8,847	701
Express Scripts Holding*	39,871	2,739
Foot Locker, Cl A	4,998	322
Fresh Del Monte Produce	114,031	4,797
GameStop, Cl A	199,010	6,315
General Mills	332,985	21,095
Genworth Financial, Cl A*	309,864	846
Getty Realty‡	39,968	793
Great Plains Energy	11,976	386
Halyard Health*	1	—
Henry Schein*	63,568	10,974
Hershey	55,840	5,142
Hill-Rom Holdings	140,430	7,064
Hormel Foods	63,917	2,764
Ingredion	48,221	5,150
J&J Snack Foods	1,532	166
Jack Henry & Associates	124,048	10,491
Johnson & Johnson	153,226	16,579
Kaiser Aluminum	79,495	6,720
Kearny Financial	117,943	1,457
Kellogg	133,497	10,219
Kimberly-Clark	105,224	14,154
Kohl’s	18,104	844
Lamar Advertising, Cl A‡	154,557	9,505
Lancaster Colony	15,295	1,691
Leggett & Platt	33,162	1,605
LifePoint Health*	98,206	6,801
Lockheed Martin	12,360	2,738
Magellan Health*	19,978	1,357
Mantech International, Cl A	60,927	1,949
McCormick	115,327	11,473
McDonald’s	123,335	15,501
Meridian Bancorp	23,404	326
Meridian Bioscience	94,895	1,956
National HealthCare	6,696	417
NII Holdings*	147,142	814
Northfield Bancorp	61,626	1,013

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Northwest Bancshares	225,272	$3,043
Oil-Dri Corp of America	2,201	74
Omnicom Group	23,934	1,992
O’Reilly Automotive*	4,007	1,097
Owens & Minor	272,449	11,012
Patterson	95,820	4,458
People’s United Financial	130,670	2,082
PepsiCo	105,074	10,768
PG&E	10,278	614
Philip Morris International	109,808	10,773
Pinnacle West Capital	1,373	103
Procter & Gamble	194,385	16,000
Quality Systems*	168,208	2,563
Reading International, Cl A*	10,388	124
Reliance Steel & Aluminum	41,912	2,900
Republic Services	207,215	9,874
ResMed	13,628	788
Silver Bay Realty Trust‡	86,765	1,288
Southern	196,740	10,177
Spectrum Brands Holdings	79,005	8,634
Sykes Enterprises*	19,217	580
Synopsys*	31,188	1,511
SYSCO, Cl A	522,632	24,423
Target, Cl A	30,597	2,518
Taro Pharmaceutical Industries*	1,889	271
Teleflex	64,954	10,198
Telephone & Data Systems	34,801	1,047
Territorial Bancorp	4,643	121
TJX	6,204	486
Trustco Bank NY	33,404	202
United Parcel Service, Cl B	98,138	10,351
United Therapeutics*	34,997	3,900
Unitil	47,764	2,029
Universal	86,763	4,929
US Cellular*	9,756	446
Varian Medical Systems*	17,019	1,362
Vector Group	380,057	8,680
VeriSign*	65,789	5,825
Voya Financial	190,102	5,659
Wal-Mart Stores	217,560	14,901
Waste Management	180,447	10,646
Waterstone Financial	28,828	394
WD-40	9,537	1,030
Weis Markets	12,850	579
Xcel Energy	20,074	839

		675,186

Total Common Stock (Cost $1,424,659) ($ Thousands)		1,640,160

Description	Shares/Face Amount (Thousands)	Market Value ($ Thousands)
PREFERRED STOCK — 0.2%

Germany — 0.2%
Henkel & KGaA	30,416	$3,358

Sweden — 0.0%
Akelius Residential Property	6,952	252

Total Preferred Stock (Cost $3,432) ($ Thousands)		3,610

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills 0.416%, 08/18/16 (B)(C)	$4,130	4,125

Total U.S. Treasury Obligation (Cost $4,124) ($ Thousands)		4,125

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	68,141,096	68,141

Total Cash Equivalent (Cost $68,141) ($ Thousands)		68,141

Total Investments — 99.7% (Cost $1,500,356) ($ Thousands)		$1,716,036

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	203	Jun-2016	$(104)
FTSE 100 Index	55	Jun-2016	21
Hang Seng Index	6	Apr-2016	16
S&P 500 Index E-MINI	295	Jun-2016	933
SPI 200 Index	23	Jun-2016	(16)
Topix Index	32	Jun-2016	(2)

			$848

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2016

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/28/16	USD	80	DKK	527	$1
04/28/16	USD	234	JPY	26,439	1
04/28/16	USD	335	HKD	2,600	—
04/28/16	USD	423	SEK	3,469	5
04/28/16	USD	518	NOK	4,334	6
04/28/16	USD	554	SGD	754	6
04/28/16	USD	634	NZD	929	10
04/28/16	USD	765	CHF	739	8
04/28/16	USD	1,314	EUR	1,165	15
04/28/16	USD	1,433	AUD	1,883	13
04/28/16	USD	1,981	GBP	1,385	10
04/28/16	USD	2,917	CAD	3,814	32
04/28/16	DKK	25,223	USD	3,783	(78)
04/28/16	NZD	27,114	USD	18,140	(657)
04/28/16	CHF	35,120	USD	36,112	(609)
04/28/16	SGD	36,385	USD	26,619	(407)
04/28/16	SGD	46,596	EUR	4,082	—
04/28/16	EUR	56,081	USD	62,724	(1,221)
04/28/16	GBP	56,236	USD	79,356	(1,467)
04/28/16	AUD	68,333	USD	51,402	(1,097)
04/28/16	CAD	137,758	USD	104,308	(2,210)
04/28/16	NOK	139,896	USD	16,482	(435)
04/28/16	SEK	157,183	USD	19,021	(390)
04/28/16	HKD	260,107	USD	33,547	5
04/28/16	JPY	4,683,375	USD	41,599	(107)

					$(8,566)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	(517,037)	508,471	$(8,566)

For the period ended March 31, 2016, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,721,032 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at time of purchase.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR— Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD— New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,630,964	$9,196	$—	$1,640,160
Preferred Stock	3,358	252	—	3,610
U.S. Treasury Obligation	—	4,125	—	4,125
Cash Equivalent	68,141	—	—	68,141

Total Investments in Securities	$1,702,463	$13,573	$—	$1,716,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$970	$—	$—	$970
Unrealized Depreciation	(122)	—	—	(122)
Forwards Contracts*
Unrealized Appreciation	—	112	—	112
Unrealized Depreciation	—	(8,678)	—	(8,678)

Total Other Financial Instruments	$848	$(8,566)	$—	$(7,718)

*	Futures and forwards contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.7%

Consumer Discretionary — 8.9%
Abercrombie & Fitch, Cl A	125,200	$3,949
American Eagle Outfitters	235,940	3,933
Autozone*	3,400	2,709
Bed Bath & Beyond*	122,290	6,071
Best Buy	13,870	450
Big Lots	90,390	4,094
Brinker International	74,350	3,416
Canadian Tire, Cl A	29,600	3,094
Cheesecake Factory	55,900	2,968
Chico’s FAS	22,890	304
Cogeco Communications	10,500	562
Comcast, Cl A	42,900	2,620
Dillard’s, Cl A	36,622	3,110
Dollar General	20,227	1,731
Dollar Tree*	15,585	1,285
Domino’s Pizza	9,770	1,288
Dunkin’ Brands Group	43,181	2,037
Foot Locker, Cl A	71,400	4,605
Gap	75,259	2,213
Graham Holdings, Cl B	1,400	672
Grand Canyon Education*	9,070	388
Kohl’s	69,100	3,221
Madison Square Garden*	3,251	541
McDonald’s	62,343	7,835
Michael Kors Holdings*	65,560	3,734
MSG Networks*	37,043	640
NVR*	2,250	3,898
Panera Bread, Cl A*	29,875	6,119
Scripps Networks Interactive, Cl A	46,400	3,039
Shaw Communications, Cl B	92,000	1,785
Staples	35,476	391
Target, Cl A	125,101	10,293
Time Warner Cable, Cl A	13,200	2,701
Viacom, Cl B	28,600	1,181
Williams-Sonoma	13,063	715

		97,592

Consumer Staples — 20.0%
Altria Group	261,314	16,374
Archer-Daniels-Midland	45,200	1,641
Bunge	41,700	2,363
Cal-Maine Foods	68,600	3,561
Campbell Soup	17,609	1,123
Casey’s General Stores	31,200	3,536
Church & Dwight	61,673	5,685
Clorox	70,061	8,832
Coca-Cola	119,571	5,547
Coca-Cola Enterprises	123,408	6,262
Colgate-Palmolive	75,764	5,353

Description	Shares	Market Value ($ Thousands)
ConAgra Foods	120,838	$5,392
Costco Wholesale	58,129	9,160
CVS Health	27,100	2,811
Dean Foods	184,166	3,190
Dr Pepper Snapple Group	78,730	7,040
General Mills	60,437	3,829
Hershey	67,871	6,250
Hormel Foods	200,648	8,676
Ingredion	52,727	5,631
JM Smucker	33,707	4,376
Kellogg	99,026	7,580
Kimberly-Clark	47,826	6,433
Kroger	252,032	9,640
McCormick	72,119	7,174
Metro, Cl A	58,400	2,034
PepsiCo	92,067	9,435
Philip Morris International	79,517	7,801
Pinnacle Foods	4,825	216
Procter & Gamble	93,908	7,730
Reynolds American	137,289	6,907
Sanderson Farms	28,145	2,538
Sprouts Farmers Market*	52,758	1,532
SYSCO, Cl A	193,210	9,029
Tyson Foods, Cl A	58,500	3,900
Universal	16,000	909
Wal-Mart Stores	209,519	14,350
Weis Markets	43,300	1,951
Whole Foods Market	107,279	3,337

		219,128

Energy — 0.5%
Exxon Mobil	63,000	5,266

Financials — 18.2%
Aflac	56,400	3,561
Allied World Assurance Holdings	95,630	3,341
Allstate	86,300	5,814
American Capital Agency, Cl A‡	97,595	1,818
American Financial Group	90,130	6,342
American Homes 4 Rent, Cl A‡	39,213	624
Annaly Capital Management‡	370,000	3,796
Apollo Commercial Real Estate Finance‡	113,500	1,850
Arch Capital Group*	72,430	5,150
Aspen Insurance Holdings	129,812	6,192
Assurant	33,650	2,596
Assured Guaranty	145,920	3,692
Axis Capital Holdings	136,931	7,594
BOK Financial	52,300	2,857
Canadian Imperial Bank of Commerce	31,000	2,325
CBOE Holdings	154,265	10,078
Chubb	12,399	1,477

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Cullen/Frost Bankers	39,994	$2,204
Endurance Specialty Holdings	42,200	2,757
Equity LifeStyle Properties‡	51,170	3,722
Everest Re Group	57,316	11,316
Genworth MI Canada	23,900	566
Hanover Insurance Group, Cl A	19,700	1,777
Maiden Holdings	62,300	806
Markel*	3,151	2,809
MFA Financial‡	862,161	5,906
Mid-America Apartment Communities‡	57,610	5,888
Morningstar, Cl A	57,051	5,036
National Bank of Canada	71,400	2,346
National Health Investors‡	26,300	1,750
Piedmont Office Realty Trust, Cl A‡	142,900	2,902
PNC Financial Services Group	37,500	3,171
Post Properties‡	55,654	3,325
ProAssurance	43,569	2,205
Progressive	115,800	4,069
Public Storage‡	2,500	690
Reinsurance Group of America, Cl A	38,990	3,753
RenaissanceRe Holdings	106,947	12,816
RLJ Lodging Trust‡	33,770	773
Select Income REIT‡	65,000	1,498
Senior Housing Properties Trust‡	132,100	2,363
Simon Property Group‡	5,380	1,117
SLM*	119,945	763
Starwood Property Trust‡	113,800	2,154
Tanger Factory Outlet Centers‡	117,110	4,262
TFS Financial	173,405	3,012
Travelers	97,150	11,338
Two Harbors Investment‡	318,147	2,526
Validus Holdings	198,574	9,371
Wells Fargo	71,600	3,463
Welltower‡	51,300	3,557
White Mountains Insurance Group	5,238	4,204
XL Group, Cl A	22,424	825

		200,147

Health Care — 12.1%
AbbVie	53,300	3,044
Aetna, Cl A	63,300	7,112
AmerisourceBergen	75,737	6,555
Amgen, Cl A	16,800	2,519
Anthem	56,500	7,853
AstraZeneca ADR	107,200	3,019
Baxalta	53,200	2,149
C.R. Bard	8,000	1,621
Cardinal Health	90,100	7,384
DaVita HealthCare Partners*	22,670	1,663
Edwards Lifesciences, Cl A*	2,820	249
Express Scripts Holding*	61,100	4,197
Gilead Sciences	42,040	3,862

Description	Shares	Market Value ($ Thousands)
Hill-Rom Holdings	69,120	$3,477
Hologic*	62,870	2,169
Humana	11,900	2,177
Johnson & Johnson	210,803	22,809
Laboratory Corp of America Holdings*	24,911	2,918
Masimo*	14,010	586
McKesson	11,300	1,777
Merck	221,700	11,730
Owens & Minor	91,570	3,701
Patterson	75,082	3,493
Pfizer	315,510	9,352
Quest Diagnostics	40,600	2,901
Stryker	24,310	2,608
United Therapeutics*	31,550	3,516
UnitedHealth Group	61,650	7,947
Varian Medical Systems*	5,500	440

		132,828

Industrials — 6.0%
Alaska Air Group	50,340	4,129
Allegiant Travel, Cl A	3,000	534
American Airlines Group	87,790	3,600
Boeing	21,700	2,755
Deere	46,700	3,595
Delta Air Lines, Cl A	79,090	3,850
General Dynamics	8,600	1,130
Huntington Ingalls Industries, Cl A	15,320	2,098
Kaman, Cl A	23,100	986
L-3 Communications Holdings	24,400	2,891
Landstar System	72,391	4,677
Lockheed Martin	6,400	1,418
Northrop Grumman	49,100	9,717
Orbital ATK	24,500	2,130
Raytheon	66,100	8,106
Republic Services	61,500	2,931
Southwest Airlines, Cl A	38,120	1,708
Stericycle, Cl A*	38,292	4,832
United Technologies	41,800	4,184
Waste Management	15,779	931

		66,202

Information Technology — 9.0%
Amdocs	181,340	10,957
Apple	22,500	2,452
Aspen Technology*	107,813	3,895
Automatic Data Processing	41,459	3,719
Broadridge Financial Solutions	44,500	2,639
Brocade Communications Systems	371,323	3,929
CA	69,600	2,143
Canon ADR	87,700	2,615
Cisco Systems	242,600	6,907
Convergys	85,000	2,360

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
CSG Systems International	37,600	$1,698
eBay*	133,480	3,185
Harris	20,200	1,573
IAC*	9,230	435
Intel	167,200	5,409
International Business Machines	45,300	6,861
Jack Henry & Associates	13,800	1,167
Microsoft	90,100	4,976
NetApp	85,330	2,329
Oracle, Cl B	60,400	2,471
Qualcomm	51,900	2,654
Science Applications International	14,671	783
Symantec, Cl A	394,824	7,257
Synopsys*	58,000	2,809
Take-Two Interactive Software, Cl A*	100,719	3,794
Tech Data*	52,390	4,022
VeriSign*	44,120	3,906
Western Union	118,100	2,278

		99,223

Materials — 1.4%
AptarGroup	7,900	619
Avery Dennison	31,600	2,279
Bemis	44,400	2,299
Kaiser Aluminum	33,600	2,841
Royal Gold, Cl A	20,338	1,043
Silgan Holdings	42,100	2,239
Sonoco Products	74,703	3,628

		14,948

Telecommunication Services — 4.7%
AT&T	438,439	17,174
BCE	53,500	2,448
CenturyTel	105,200	3,362
NTT DoCoMo ADR	130,100	2,962
Rogers Communications, Cl B	68,600	2,758
SK Telecom ADR	129,800	2,618
Telephone & Data Systems	19,850	597
TELUS	90,200	2,949
Verizon Communications	311,702	16,857

		51,725

Utilities — 13.9%
AES	173,305	2,045
Alliant Energy	6,300	468
Ameren	60,200	3,016
American Electric Power	153,770	10,210
Atmos Energy	7,375	548
CMS Energy	88,120	3,740
Consolidated Edison	165,942	12,714
DTE Energy	54,877	4,975
Duke Energy	60,331	4,867

Description	Shares/ Number of Rights/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Edison International	130,710	$9,397
Entergy	130,190	10,321
Eversource Energy	113,570	6,626
Exelon	161,500	5,791
FirstEnergy	234,790	8,445
Great Plains Energy	120,356	3,881
ITC Holdings	75,342	3,283
NiSource	57,380	1,352
NRG Energy	178,650	2,324
PG&E	171,750	10,257
Pinnacle West Capital	84,172	6,319
Portland General Electric	64,100	2,531
PPL	53,000	2,018
Public Service Enterprise Group	223,120	10,518
SCANA	41,600	2,918
Southern	151,431	7,834
Southwest Gas	37,601	2,476
UGI	57,750	2,327
Vectren	73,315	3,707
WEC Energy Group	119,204	7,161

		152,069

Total Common Stock (Cost $800,575) ($ Thousands)		1,039,128

RIGHTS — 0.0%
United States — 0.0%
Safeway CVR - Casa Ley*‡‡	85	87
Safeway CVR - PDC*‡‡	85	4

Total Rights (Cost $—) ($ Thousands)		91

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills 0.424%, 08/18/2016 (A) (B)	$1,685	1,683

Total U.S. Treasury Obligation (Cost $1,683) ($ Thousands)		1,683

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300%**†	52,325,452	52,325

Total Cash Equivalent (Cost $52,325) ($ Thousands)		52,325

Total Investments — 99.7% (Cost $854,583) ($ Thousands)		$1,093,227

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Concluded)

March 31, 2016

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	297	Jun-2016	$727

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,097,029 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,039,128	$—	$—	$1,039,128
Rights	—	91	—	91
U.S. Treasury Obligation	—	1,683	—	1,683
Cash Equivalent	52,325	—	—	52,325

Total Investments in Securities	$1,091,453	$1,774	$—	$1,093,227

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$727	$—	$—	$727

Total Other Financial Instruments	$727	$—	$—	$727

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Consumer Discretionary — 12.7%
Advance Auto Parts	1,894	$304
Amazon.com, Cl A*	10,436	6,195
Autonation*	2,116	99
Autozone*	825	657
Bed Bath & Beyond*	4,655	231
Best Buy	7,878	256
BorgWarner	5,801	223
Cablevision Systems, Cl A	6,312	208
CarMax*	5,456	279
Carnival	11,880	627
CBS, Cl B	11,688	644
Chipotle Mexican Grill, Cl A*	823	388
Coach	7,634	306
Comcast, Cl A	65,790	4,018
Darden Restaurants	3,234	214
Delphi Automotive	7,341	551
Discovery Communications, Cl A*	4,029	115
Discovery Communications, Cl C*	6,593	178
Dollar General	7,873	674
Dollar Tree*	6,285	518
DR Horton	9,286	281
Expedia	3,115	336
Ford Motor	105,776	1,428
GameStop, Cl A	2,745	87
Gap	6,198	182
Garmin	3,304	132
General Motors	37,377	1,175
Genuine Parts	4,004	398
Goodyear Tire & Rubber	7,416	245
H&R Block	6,610	175
Hanesbrands	10,667	302
Harley-Davidson, Cl A	4,955	254
Harman International Industries, Cl A	1,789	159
Hasbro	3,098	248
Home Depot	34,282	4,574
Interpublic Group	11,197	257
Johnson Controls	17,077	665
Kohl’s	4,927	230
L Brands	6,908	607
Leggett & Platt	3,565	173
Lennar, Cl A	4,874	236
Lowe’s	24,845	1,882
Macy’s	8,430	372
Marriott International, Cl A	5,248	374
Mattel	9,299	313
McDonald’s	24,407	3,067
Michael Kors Holdings*	4,828	275
Mohawk Industries*	1,658	316
NetFlix*	11,420	1,167
Newell Rubbermaid, Cl B	7,114	315
News, Cl A	9,930	127

Description	Shares	Market Value ($ Thousands)
News, Cl B	2,300	$30
Nike, Cl B	36,138	2,221
Nordstrom	3,766	215
Omnicom Group	6,569	547
O’Reilly Automotive*	2,612	715
Priceline Group*	1,309	1,687
PulteGroup	8,243	154
PVH	2,120	210
Ralph Lauren, Cl A	1,660	160
Ross Stores	11,035	639
Royal Caribbean Cruises	4,710	387
Scripps Networks Interactive, Cl A	2,494	163
Signet Jewelers	2,113	262
Staples	16,101	178
Starbucks	39,557	2,362
Starwood Hotels & Resorts Worldwide	4,754	397
Target, Cl A	16,084	1,323
TEGNA	5,938	139
Tiffany	3,098	227
Time Warner	21,123	1,532
Time Warner Cable, Cl A	7,544	1,544
TJX	18,138	1,421
Tractor Supply	3,546	321
TripAdvisor*	3,097	206
Twenty-First Century Fox, Cl A	29,662	827
Twenty-First Century Fox, Cl B	11,800	333
Under Armour, Cl A*	4,946	420
Urban Outfitters*	2,059	68
VF	9,140	592
Viacom, Cl B	9,330	385
Walt Disney	40,281	4,000
Whirlpool	2,109	380
Wyndham Worldwide	3,219	246
Wynn Resorts	2,117	198
Yum! Brands	10,797	884

		62,410

Consumer Staples — 10.2%
Altria Group	52,469	3,288
Archer-Daniels-Midland	16,341	593
Brown-Forman, Cl B	2,814	277
Campbell Soup	4,872	311
Church & Dwight	3,400	313
Clorox	3,522	444
Coca-Cola	105,282	4,884
Coca-Cola Enterprises	5,669	288
Colgate-Palmolive	24,248	1,713
ConAgra Foods	12,092	539
Constellation Brands, Cl A	4,670	706
Costco Wholesale	11,776	1,856
CVS Health	29,399	3,049
Dr Pepper Snapple Group	5,089	455

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Estee Lauder, Cl A	6,044	$570
General Mills	16,241	1,029
Hershey	3,786	349
Hormel Foods	7,316	316
JM Smucker	3,304	429
Kellogg	6,794	520
Kimberly-Clark	9,577	1,288
Kraft Heinz	15,800	1,241
Kroger	26,248	1,004
McCormick	3,014	300
Mead Johnson Nutrition, Cl A	5,138	437
Molson Coors Brewing, Cl B	4,924	474
Mondelez International, Cl A	41,853	1,679
Monster Beverage*	4,024	537
PepsiCo	38,740	3,970
Philip Morris International	41,537	4,075
Procter & Gamble	71,609	5,894
Reynolds American	22,464	1,130
SYSCO, Cl A	14,243	666
Tyson Foods, Cl A	7,675	512
Walgreens Boots Alliance	23,107	1,946
Wal-Mart Stores	41,976	2,875
Whole Foods Market	8,351	260

		50,217

Energy — 6.7%
Anadarko Petroleum, Cl A	13,893	647
Apache	10,101	493
Baker Hughes	11,815	518
Cabot Oil & Gas	12,898	293
California Resources	401	—
Cameron International*	5,008	336
Chesapeake Energy	11,202	46
Chevron	50,526	4,820
Cimarex Energy	2,449	238
Columbia Pipeline Group	10,443	262
Concho Resources*	3,500	354
ConocoPhillips	33,686	1,357
Devon Energy	14,226	390
Diamond Offshore Drilling	1,378	30
EOG Resources	14,627	1,062
EQT	4,205	283
Exxon Mobil	112,000	9,362
FMC Technologies*	5,813	159
Halliburton	23,342	834
Helmerich & Payne	2,843	167
Hess	7,274	383
Kinder Morgan	49,914	891
Marathon Oil	23,992	267
Marathon Petroleum	14,337	533
Murphy Oil	4,295	108
National Oilwell Varco, Cl A	10,630	331

Description	Shares	Market Value ($ Thousands)
Newfield Exploration*	5,573	$185
Noble Energy	11,737	369
Occidental Petroleum	20,700	1,417
Oneok	5,254	157
Phillips 66	12,799	1,108
Pioneer Natural Resources	4,492	632
Range Resources	4,487	145
Schlumberger, Cl A	33,552	2,474
Southwestern Energy*	11,186	90
Spectra Energy	17,957	549
Tesoro	3,203	276
Transocean	9,031	83
Valero Energy	12,497	802
Williams	18,746	301

		32,752

Financials — 15.3%
Affiliated Managers Group*	1,529	248
Aflac	11,409	720
Allstate	10,312	695
American Express	21,813	1,339
American International Group	30,705	1,660
American Tower, Cl A‡	11,316	1,158
Ameriprise Financial	4,617	434
Aon	7,109	743
Apartment Investment & Management, Cl A‡	3,943	165
Assurant	1,782	138
AvalonBay Communities‡	3,722	708
Bank of America	276,745	3,742
Bank of New York Mellon	29,243	1,077
BB&T	21,256	707
Berkshire Hathaway, Cl B*	50,530	7,169
BlackRock	3,415	1,163
Boston Properties‡	4,108	522
Capital One Financial	14,215	985
CBRE Group, Cl A*	7,925	228
Charles Schwab	32,635	914
Chubb	12,466	1,485
Cincinnati Financial	4,093	268
Citigroup	78,945	3,296
Citizens Financial Group	13,800	289
CME Group	9,248	888
Comerica	4,473	169
Crown Castle International‡	9,128	790
Discover Financial Services	10,946	557
E*Trade Financial*	8,170	200
Equinix‡	1,859	615
Equity Residential‡	9,933	745
Essex Property Trust‡	1,760	412
Extra Space Storage‡	3,500	327
Federal Realty Investment Trust‡	2,000	312

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Fifth Third Bancorp	21,751	$363
Franklin Resources	10,436	408
General Growth Properties‡	15,697	467
Goldman Sachs Group	10,521	1,652
Hartford Financial Services Group	11,061	510
HCP‡	12,430	405
Host Hotels & Resorts‡	19,712	329
Huntington Bancshares	22,447	214
Intercontinental Exchange	3,256	766
Invesco	11,212	345
Iron Mountain‡	5,076	172
JPMorgan Chase	99,117	5,870
KeyCorp	21,553	238
Kimco Realty‡	11,396	328
Legg Mason	3,009	104
Leucadia National	8,640	140
Lincoln National	6,609	259
Loews	7,389	283
M&T Bank	4,208	467
Macerich‡	3,265	259
Marsh & McLennan	14,017	852
McGraw-Hill	6,978	691
MetLife	29,212	1,284
Moody’s	4,704	454
Morgan Stanley	40,617	1,016
Nasdaq, Cl A	2,987	198
Navient	10,409	125
Northern Trust	5,671	370
People’s United Financial	8,289	132
PNC Financial Services Group	13,597	1,150
Principal Financial Group, Cl A	7,133	281
Progressive	15,621	549
ProLogis‡	14,171	626
Prudential Financial	11,977	865
Public Storage‡	4,000	1,103
Realty Income‡	6,718	420
Regions Financial	34,660	272
Simon Property Group‡	8,258	1,715
SL Green Realty‡	2,615	253
SunTrust Banks	13,839	499
Synchrony Financial*	23,001	659
T. Rowe Price Group	6,740	495
Torchmark, Cl A	3,035	164
Travelers	7,852	916
UDR‡	7,000	270
Unum Group	6,163	191
US Bancorp	43,602	1,770
Ventas‡	8,810	555
Vornado Realty Trust‡	4,831	456
Wells Fargo	124,733	6,032
Welltower‡	9,507	659
Weyerhaeuser‡	21,060	652

Description	Shares	Market Value ($ Thousands)
Willis Towers Watson	3,748	$445
XL Group, Cl A	8,014	295
Zions Bancorporation	5,337	129

		74,990

Health Care — 14.1%
Abbott Laboratories	39,315	1,645
AbbVie	43,125	2,463
Aetna, Cl A	9,316	1,047
Agilent Technologies	8,685	346
Alexion Pharmaceuticals*	6,008	836
Allergan*	10,580	2,836
AmerisourceBergen	5,154	446
Amgen, Cl A	20,163	3,023
Anthem	7,138	992
Baxalta	18,551	750
Baxter International	14,651	602
Becton Dickinson	5,752	873
Biogen*	5,850	1,523
Boston Scientific*	36,192	681
Bristol-Myers Squibb	44,738	2,858
C.R. Bard	1,997	405
Cardinal Health	9,003	738
Celgene, Cl A*	21,194	2,121
Centene*	4,600	283
Cerner*	8,212	435
Cigna	7,010	962
DaVita HealthCare Partners*	4,357	320
DENTSPLY SIRONA	6,671	411
Edwards Lifesciences, Cl A*	5,872	518
Eli Lilly	26,013	1,873
Endo International*	5,438	153
Express Scripts Holding*	17,832	1,225
Gilead Sciences	36,613	3,363
HCA Holdings*	8,343	651
Henry Schein*	2,222	384
Hologic*	6,600	228
Humana	4,090	748
Illumina*	3,900	632
Intuitive Surgical*	1,046	629
Johnson & Johnson	74,444	8,055
Laboratory Corp of America Holdings*	2,717	318
Mallinckrodt*	3,311	203
McKesson	6,037	949
Medtronic	37,641	2,823
Merck	74,966	3,967
Mylan*	10,926	506
Patterson	2,462	115
PerkinElmer	2,969	147
Perrigo	4,076	522
Pfizer	163,357	4,842
Quest Diagnostics	4,078	291

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Regeneron Pharmaceuticals*	2,115	$762
St. Jude Medical	7,509	413
Stryker	8,576	920
Tenet Healthcare*	2,913	84
Thermo Fisher Scientific	10,611	1,502
UnitedHealth Group	25,511	3,288
Universal Health Services, Cl B	2,542	317
Varian Medical Systems*	2,565	205
Vertex Pharmaceuticals*	6,758	537
Waters*	2,120	280
Zimmer Biomet Holdings	4,953	528
Zoetis, Cl A	12,373	549

		69,123

Industrials — 10.0%
3M	16,226	2,704
ADT, Cl A	4,509	186
Allegion	2,494	159
American Airlines Group	15,925	653
Ametek	6,364	318
Boeing	16,909	2,146
C.H. Robinson Worldwide	3,887	289
Caterpillar, Cl A	15,845	1,213
Cintas	2,252	202
CSX	26,188	674
Cummins	4,263	469
Danaher, Cl A	15,991	1,517
Deere	7,913	609
Delta Air Lines, Cl A	20,722	1,009
Dover	4,246	273
Dun & Bradstreet	952	98
Eaton	12,539	784
Emerson Electric	17,426	948
Equifax	3,276	374
Expeditors International of Washington	5,208	254
Fastenal, Cl A	7,722	378
FedEx	6,969	1,134
Flowserve	3,454	153
Fluor	3,692	198
General Dynamics	7,965	1,046
General Electric	251,793	8,005
Honeywell International	20,552	2,303
Illinois Tool Works	8,931	915
Ingersoll-Rand	7,103	440
Jacobs Engineering Group*	3,321	145
JB Hunt Transport Services	2,345	198
Kansas City Southern	2,863	245
L-3 Communications Holdings	2,019	239
Lockheed Martin	7,182	1,591
Masco	9,323	293
Nielsen Holdings	9,880	520
Norfolk Southern	8,002	666

Description	Shares	Market Value ($ Thousands)
Northrop Grumman	4,861	$962
PACCAR	9,519	521
Parker-Hannifin, Cl A	3,652	406
Pentair	5,077	275
Pitney Bowes	5,551	120
Quanta Services*	4,382	99
Raytheon	8,099	993
Republic Services	6,662	317
Robert Half International	3,459	161
Rockwell Automation	3,535	402
Rockwell Collins	3,630	335
Roper Technologies	2,714	496
Ryder System	1,523	99
Snap-on	1,555	244
Southwest Airlines, Cl A	17,433	781
Stanley Black & Decker	4,011	422
Stericycle, Cl A*	2,226	281
Textron	7,037	257
Tyco International	11,518	423
Union Pacific	22,619	1,799
United Continental Holdings*	9,500	569
United Parcel Service, Cl B	18,411	1,942
United Rentals*	2,499	155
United Technologies	20,832	2,085
Verisk Analytics, Cl A*	4,300	344
Waste Management	11,182	660
WW Grainger	1,547	361
Xylem	4,648	190

		49,047

Information Technology — 20.6%
Accenture, Cl A	16,748	1,933
Activision Blizzard	13,500	457
Adobe Systems*	13,264	1,244
Akamai Technologies*	4,774	265
Alliance Data Systems*	1,646	362
Alphabet, Cl A*	7,869	6,003
Alphabet, Cl C*	7,993	5,954
Amphenol, Cl A	8,320	481
Analog Devices	8,443	500
Apple	149,530	16,297
Applied Materials	29,771	631
Autodesk, Cl A*	5,905	344
Automatic Data Processing	12,342	1,107
Broadcom	9,875	1,526
CA	8,433	260
Cisco Systems	134,872	3,840
Citrix Systems*	4,126	324
Cognizant Technology Solutions, Cl A*	16,477	1,033
Corning, Cl B	29,371	614
CSRA	3,466	93
eBay*	29,347	700

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Electronic Arts*	8,528	$564
EMC	52,662	1,403
F5 Networks, Cl A*	1,791	190
Facebook, Cl A*	61,971	7,071
Fidelity National Information Services, Cl B	7,453	472
First Solar*	2,122	145
Fiserv, Cl A*	5,882	603
Flir Systems	3,792	125
Harris	3,227	251
Hewlett Packard Enterprise	45,510	807
HP	45,410	559
Intel	127,597	4,128
International Business Machines	23,868	3,615
Intuit	7,085	737
Juniper Networks	10,033	256
KLA-Tencor	4,249	309
Lam Research	4,520	373
Linear Technology	6,536	291
MasterCard, Cl A	26,282	2,484
Microchip Technology	5,437	262
Micron Technology*	29,071	304
Microsoft	213,296	11,780
Motorola Solutions	4,302	326
NetApp	8,228	225
Nvidia	13,948	497
Oracle, Cl B	84,433	3,454
Paychex	8,600	464
PayPal Holdings*	30,185	1,165
Qorvo*	3,805	192
Qualcomm	40,568	2,075
Red Hat*	4,960	370
salesforce.com inc*	16,772	1,238
SanDisk	5,352	407
Seagate Technology	8,043	277
Skyworks Solutions	5,207	406
Symantec, Cl A	17,908	329
TE Connectivity	9,703	601
Teradata*	3,999	105
Texas Instruments	27,211	1,563
Total System Services	4,667	222
VeriSign*	2,778	246
Visa, Cl A	51,432	3,934
Western Digital	6,361	301
Western Union	13,877	268
Xerox	27,156	303
Xilinx	6,887	327
Yahoo!*	23,832	877

		100,869

Materials — 2.8%
Air Products & Chemicals	5,161	743
Airgas	1,780	252

Description	Shares	Market Value ($ Thousands)
Alcoa	34,378	$329
Avery Dennison	2,376	171
Ball	4,056	289
CF Industries Holdings	5,937	186
Dow Chemical, Cl A	29,789	1,515
E.I. Du Pont de Nemours	23,265	1,473
Eastman Chemical	4,198	303
Ecolab	7,154	798
FMC	3,549	143
Freeport-McMoRan, Cl B	35,362	366
International Flavors & Fragrances	2,215	252
International Paper	11,273	463
LyondellBasell Industries, Cl A	9,143	782
Martin Marietta Materials, Cl A	1,665	266
Monsanto	11,728	1,029
Mosaic	9,410	254
Newmont Mining	14,704	391
Nucor	8,348	395
Owens-Illinois*	3,528	56
PPG Industries	7,270	811
Praxair	7,733	885
Sealed Air	5,058	243
Sherwin-Williams, Cl A	2,113	602
Vulcan Materials	3,530	373
WestRock	6,892	269

		13,639

Telecommunication Services — 2.7%
AT&T	166,003	6,502
CenturyTel	15,142	484
Frontier Communications	30,139	168
Level 3 Communications*	7,981	422
Verizon Communications	109,998	5,949

		13,525

Utilities — 3.4%
AES	17,212	203
AGL Resources	3,295	215
Ameren	6,544	328
American Electric Power	13,329	885
American Water Works	4,800	331
Centerpoint Energy	11,917	249
CMS Energy	7,513	319
Consolidated Edison	7,778	596
Dominion Resources	15,904	1,195
DTE Energy	4,841	439
Duke Energy	18,698	1,508
Edison International	8,790	632
Entergy	4,777	379
Eversource Energy	8,544	498
Exelon	24,390	875
FirstEnergy	11,621	418

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

March 31, 2016

Description	Shares/ Contracts	Market Value ($ Thousands)
NextEra Energy	12,498	$1,479
NiSource	8,213	193
NRG Energy	8,464	110
PG&E	13,093	782
Pinnacle West Capital	3,094	232
PPL	18,039	687
Public Service Enterprise Group	13,657	644
SCANA	3,980	279
Sempra Energy	6,368	663
Southern	24,282	1,256
TECO Energy	6,079	167
WEC Energy Group	8,537	513
Xcel Energy	13,546	566

		16,641

Total Common Stock (Cost $469,907) ($ Thousands)		483,213

Total Investments — 98.5% (Cost $469,907) ($ Thousands)		$483,213

PURCHASED OPTION (A) — 0.1%
June 2016 SPX Call, Expires 06/18/2016, Strike Price $2,200.00*	1,743	374

Total Purchased Option (Cost $361) ($ Thousands)		374

WRITTEN OPTION (A) — (0.1)%
June 2016 SPX Put, Expires 06/18/2016 Strike Price $1,825.00*	(249)	(271)

Total Written Option (Premiums Received $380) ($ Thousands)		(271)

A list of the open futures contracts held by the Fund at March 31, 2016, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	60	Jun-2016	$132
Topix Index	152	Jun-2016	(56)
U.S. 10-Year Treasury Note	(220)	Jun-2016	(207)

			$(131)

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation/ (Depreciation) ($ Thousands)
04/20/16	USD	219	EUR	202	$11
04/20/16	USD	478	JPY	57,812	36
04/20/16	USD	19,032	TWD	614,733	112
04/20/16	USD	19,118	SGD	26,019	208
04/20/16	JPY	20,983	USD	179	(8)
04/20/16	EUR	21,903	USD	23,906	(1,066)
04/20/16	TWD	614,733	USD	18,317	(827)
04/20/16	SGD	81,608,390	EUR	25,554,925	(6,331)
04/21/16	USD	48,803	INR	3,310,956	1,085
04/21/16	INR	61,241	USD	891	(32)
01/09/17	USD	792	SAR	3,019	8
01/09/17-01/19/17	SAR	94,829	USD	24,601	(525)

					$(7,329)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Standard Chartered Bank	$(142,440)	$136,109	$(6,331)
Bank of America	(75,644)	76,180	536
Bank of Montreal	(24,972)	23,906	(1,066)
Citigroup	(57,294)	56,786	(508)
Goldman Sachs	(698)	746	48
JPMorgan Chase Bank	(187)	179	(8)

			$(7,329)

For the period ended March 31, 2016 the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

March 31, 2016

A list of outstanding OTC swap contracts held by the Fund at March 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	1.99%	US CPI URBAN CONSUMERS NSA	12/24/2045	13,820	$37
Bank of America	2.06%	US CPI URBAN CONSUMERS NSA	11/13/2045	9,140	(204)
Bank of America	UK RPI ALL ITEMS NSA	3.46%	12/24/2045	5,170	721
Bank of America	UK RPI ALL ITEMS NSA	3.47%	11/13/2045	3,530	543

					$1,097

For the period ended March 31, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $490,571 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	For the period ended March 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

Cl — Class

CPI — Consumer Price Index

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

NSA — Not seasonally adjusted

RPI — Retail Prices Index

S&P — Standard & Poor’s

SAR — South African Rand

SGD — Singapore Dollar

TWD — Taiwan Dollar

The following is a list of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$483,213	$–	$–	$483,213

Total Investments in Securities	$483,213	$–	$–	$483,213

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$374	$—	$—	$374
Written Option	(271)	—	—	(271)
Futures Contracts*
Unrealized Appreciation	132	—	—	132
Unrealized Depreciation	(263)	—	—	(263)
Forwards Contracts*
Unrealized Appreciation	—	1,460	—	1,460
Unrealized Depreciation	—	(8,789)	—	(8,789)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,301	—	1,301
Unrealized Depreciation	—	(204)	—	(204)

Total Other Financial Instruments	$(28)	$(6,232)	$—	$(6,260)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instruments.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2016

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 7, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: June 7, 2016